Filed with the Securities and Exchange Commission on December 15, 2020
REGISTRATION NO. 333-130989
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 49
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 185
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 49 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 49 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 48 filed on April 3, 2020.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2020
to Prospectuses dated April 27, 2020

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 4, 2021, the AST Bond Portfolio 2020 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2020 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2032 (the “Portfolio”). Effective on or about January 4, 2021, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2032[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
1     The Portfolio will commence operations on or about January 4, 2021.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2021.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2032	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP17

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020, as Supplemented December 31,2020
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Variable Annuity B SeriesSM ("B Series") Prudential Premier® Variable Annuity L SeriesSM ("L Series") and Prudential Premier® Variable Annuity X SeriesSM ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, the L Series and the X Series prospectus dated April 27,2020, as supplemented December 31, 2020. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	3
Determination of Accumulation Unit Values	3
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888
The Prudential Premier® Variable Annuity B SeriesSM, Prudential Premier® Variable Annuity L SeriesSM, and Prudential Premier® Variable Annuity X SeriesSM are service marks of The Prudential Insurance Company of America.
1

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary which comprise the statements of financial position as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $747,107,473.30, $739,108,837.11 and $633,385,857.43 in 2019, 2018, and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2019) received payment with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $ $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of
2

products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
3

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34859	$10.31243	20,023,823
01/01/2011 to 12/31/2011	$10.31243	$9.89009	15,924,672
01/01/2012 to 12/31/2012	$9.89009	$10.96824	17,989,522
01/01/2013 to 12/31/2013	$10.96824	$11.88394	16,308,571
01/01/2014 to 12/31/2014	$11.88394	$12.15543	14,221,492
01/01/2015 to 12/31/2015	$12.15543	$11.59033	11,372,054
01/01/2016 to 12/31/2016	$11.59033	$12.14292	9,922,643
01/01/2017 to 12/31/2017	$12.14292	$13.46955	9,818,015
01/01/2018 to 12/31/2018	$13.46955	$12.18986	6,690,956
01/01/2019 to 12/31/2019	$12.18986	$13.93792	7,574,149
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.74357	$10.91538	12,264,550
01/01/2011 to 12/31/2011	$10.91538	$10.76640	10,002,302
01/01/2012 to 12/31/2012	$10.76640	$12.05491	11,353,527
01/01/2013 to 12/31/2013	$12.05491	$13.84312	11,185,176
01/01/2014 to 12/31/2014	$13.84312	$14.47156	10,251,150
01/01/2015 to 12/31/2015	$14.47156	$14.37216	9,379,704
01/01/2016 to 12/31/2016	$14.37216	$15.16654	8,705,608
01/01/2017 to 12/31/2017	$15.16654	$17.47224	8,149,211
01/01/2018 to 12/31/2018	$17.47224	$16.19937	7,112,759
01/01/2019 to 12/31/2019	$16.19937	$19.44880	6,728,764
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.94137	$9.85912	9,792,621
01/01/2011 to 12/31/2011	$9.85912	$9.53718	7,957,109
01/01/2012 to 12/31/2012	$9.53718	$10.36223	8,672,059
01/01/2013 to 12/31/2013	$10.36223	$11.47907	7,970,323
01/01/2014 to 12/31/2014	$11.47907	$11.89064	7,154,144
01/01/2015 to 12/31/2015	$11.89064	$11.69551	6,909,183
01/01/2016 to 12/31/2016	$11.69551	$12.07779	5,816,944
01/01/2017 to 12/31/2017	$12.07779	$13.83134	5,322,614
01/01/2018 to 12/31/2018	$13.83134	$12.54904	4,031,595
01/01/2019 to 12/31/2019	$12.54904	$14.59498	4,298,871
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.65113	0
01/01/2014 to 12/31/2014	$11.65113	$12.99059	0
01/01/2015 to 12/31/2015	$12.99059	$13.01962	0
01/01/2016 to 12/31/2016	$13.01962	$14.20056	0
01/01/2017 to 12/31/2017	$14.20056	$17.08825	4,037
01/01/2018 to 12/31/2018	$17.08825	$15.46502	3,953
01/01/2019 to 12/31/2019	$15.46502	$18.67675	4,139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.64261	$10.66999	27,481,570
01/01/2011 to 12/31/2011	$10.66999	$10.38471	23,079,991
01/01/2012 to 12/31/2012	$10.38471	$11.50742	25,587,449
01/01/2013 to 12/31/2013	$11.50742	$13.33818	24,454,242
01/01/2014 to 12/31/2014	$13.33818	$13.99825	21,907,395
01/01/2015 to 12/31/2015	$13.99825	$13.85704	19,925,529
01/01/2016 to 12/31/2016	$13.85704	$14.51251	18,448,581
01/01/2017 to 12/31/2017	$14.51251	$16.42985	17,296,618
01/01/2018 to 12/31/2018	$16.42985	$15.38719	15,717,643
01/01/2019 to 12/31/2019	$15.38719	$18.10337	14,609,911
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99878	$9.17771	355,070
01/01/2012 to 12/31/2012	$9.17771	$10.11758	779,818
01/01/2013 to 12/31/2013	$10.11758	$11.04981	819,691
01/01/2014 to 12/31/2014	$11.04981	$11.41945	715,339
01/01/2015 to 12/31/2015	$11.41945	$10.91317	618,659
01/01/2016 to 12/31/2016	$10.91317	$11.50063	520,952
01/01/2017 to 12/31/2017	$11.50063	$12.76018	512,259
01/01/2018 to 12/31/2018	$12.76018	$11.90701	372,278
01/01/2019 to 12/31/2019	$11.90701	$13.79813	405,019
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.59095	$11.86479	299,753
01/01/2011 to 12/31/2011	$11.86479	$11.95240	258,790
01/01/2012 to 12/31/2012	$11.95240	$12.32842	309,319
01/01/2013 to 12/31/2013	$12.32842	$11.88219	294,666
01/01/2014 to 12/31/2014	$11.88219	$11.69537	230,013
01/01/2015 to 12/31/2015	$11.69537	$11.57819	206,218
01/01/2016 to 12/31/2016	$11.57819	$11.59452	189,534
01/01/2017 to 12/31/2017	$11.59452	$11.61836	201,932
01/01/2018 to 12/31/2018	$11.61836	$11.53107	155,633
01/01/2019 to 12/31/2019	$11.53107	$11.88583	249,799
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.16820	$12.91362	4,925,040
01/01/2011 to 12/31/2011	$12.91362	$13.12736	3,845,025
01/01/2012 to 12/31/2012	$13.12736	$14.13877	4,825,223
01/01/2013 to 12/31/2013	$14.13877	$13.67387	4,663,978
01/01/2014 to 12/31/2014	$13.67387	$14.04184	4,067,015
01/01/2015 to 12/31/2015	$14.04184	$13.54264	3,551,744
01/01/2016 to 12/31/2016	$13.54264	$13.90703	3,315,958
01/01/2017 to 12/31/2017	$13.90703	$14.29969	3,518,053
01/01/2018 to 12/31/2018	$14.29969	$13.99427	2,890,984
01/01/2019 to 12/31/2019	$13.99427	$15.05942	3,204,466
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.04013	$12.11276	292,341
01/01/2011 to 12/31/2011	$12.11276	$13.84010	214,577
01/01/2012 to 12/31/2012	$13.84010	$14.43421	164,367
01/01/2013 to 12/31/2013	$14.43421	$13.53379	120,711
01/01/2014 to 12/31/2014	$13.53379	$13.90241	75,249
01/01/2015 to 12/31/2015	$13.90241	$13.84356	63,466
01/01/2016 to 12/31/2016	$13.84356	$13.83673	57,958
01/01/2017 to 12/31/2017	$13.83673	$13.73645	45,986
01/01/2018 to 12/31/2018	$13.73645	$13.60930	31,828
01/01/2019 to 12/31/2019	$13.60930	$13.59542	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.81766	$9.71629	506,289
01/01/2011 to 12/31/2011	$9.71629	$11.36070	62,776
01/01/2012 to 12/31/2012	$11.36070	$11.89987	5,861
01/01/2013 to 12/31/2013	$11.89987	$10.96015	0
01/01/2014 to 12/31/2014	$10.96015	$11.46321	1,819
01/01/2015 to 12/31/2015	$11.46321	$11.46618	0
01/01/2016 to 12/31/2016	$11.46618	$11.51804	0
01/01/2017 to 12/31/2017	$11.51804	$11.44882	0
01/01/2018 to 12/31/2018	$11.44882	$11.31164	0
01/01/2019 to 12/31/2019	$11.31164	$11.53438	11,510
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99837	$11.04436	525,471
01/01/2011 to 12/31/2011	$11.04436	$13.09020	329,913
01/01/2012 to 12/31/2012	$13.09020	$13.77270	67,097
01/01/2013 to 12/31/2013	$13.77270	$12.61919	0
01/01/2014 to 12/31/2014	$12.61919	$13.38762	0
01/01/2015 to 12/31/2015	$13.38762	$13.42495	0
01/01/2016 to 12/31/2016	$13.42495	$13.49583	0
01/01/2017 to 12/31/2017	$13.49583	$13.50707	0
01/01/2018 to 12/31/2018	$13.50707	$13.31523	0
01/01/2019 to 12/31/2019	$13.31523	$13.78330	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99878	$12.05974	583,275
01/01/2012 to 12/31/2012	$12.05974	$12.57598	669,329
01/01/2013 to 12/31/2013	$12.57598	$11.18264	63,799
01/01/2014 to 12/31/2014	$11.18264	$12.15987	65,539
01/01/2015 to 12/31/2015	$12.15987	$12.23132	41,048
01/01/2016 to 12/31/2016	$12.23132	$12.27109	31,104
01/01/2017 to 12/31/2017	$12.27109	$12.27987	28,113
01/01/2018 to 12/31/2018	$12.27987	$12.07957	52,831
01/01/2019 to 12/31/2019	$12.07957	$12.60217	45,972
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99837	$10.43318	323,509
01/01/2013 to 12/31/2013	$10.43318	$9.23062	1,472,763
01/01/2014 to 12/31/2014	$9.23062	$10.24182	608,207
01/01/2015 to 12/31/2015	$10.24182	$10.36365	90,639
01/01/2016 to 12/31/2016	$10.36365	$10.40585	57,345
01/01/2017 to 12/31/2017	$10.40585	$10.42622	44,906
01/01/2018 to 12/31/2018	$10.42622	$10.24423	72,216
01/01/2019 to 12/31/2019	$10.24423	$10.74975	84,400
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99918	$8.77825	596,739
01/01/2014 to 12/31/2014	$8.77825	$9.91050	459,608
01/01/2015 to 12/31/2015	$9.91050	$10.04131	38,037
01/01/2016 to 12/31/2016	$10.04131	$10.08170	35,912
01/01/2017 to 12/31/2017	$10.08170	$10.10027	31,111
01/01/2018 to 12/31/2018	$10.10027	$9.88616	13,984
01/01/2019 to 12/31/2019	$9.88616	$10.51497	12,590
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99918	$11.34002	216,814
01/01/2015 to 12/31/2015	$11.34002	$11.39568	1,031,670
01/01/2016 to 12/31/2016	$11.39568	$11.50507	0
01/01/2017 to 12/31/2017	$11.50507	$11.54286	0
01/01/2018 to 12/31/2018	$11.54286	$11.28787	0
01/01/2019 to 12/31/2019	$11.28787	$12.09057	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99918	$9.97043	192,968
01/01/2016 to 12/31/2016	$9.97043	$10.02734	773,650
01/01/2017 to 12/31/2017	$10.02734	$10.11873	434,873
01/01/2018 to 12/31/2018	$10.11873	$9.86464	353,681
01/01/2019 to 12/31/2019	$9.86464	$10.69359	146,154
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99837	$9.91175	807,533
01/01/2017 to 12/31/2017	$9.91175	$10.02775	475,412
01/01/2018 to 12/31/2018	$10.02775	$9.75445	486,765
01/01/2019 to 12/31/2019	$9.75445	$10.63741	165,898
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99837	$10.06948	0
01/01/2018 to 12/31/2018	$10.06948	$9.71599	119,994
01/01/2019 to 12/31/2019	$9.71599	$10.68170	32,904
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99837	$9.69376	0
01/01/2019 to 12/31/2019	$9.69376	$10.72504	121,355
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99918	$11.27105	91,278
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.08512	$10.14802	35,672,651
01/01/2011 to 12/31/2011	$10.14802	$9.75559	25,060,857
01/01/2012 to 12/31/2012	$9.75559	$10.93015	30,373,528
01/01/2013 to 12/31/2013	$10.93015	$13.21096	32,827,447
01/01/2014 to 12/31/2014	$13.21096	$13.92614	31,699,219
01/01/2015 to 12/31/2015	$13.92614	$13.79354	30,120,047
01/01/2016 to 12/31/2016	$13.79354	$14.51907	28,246,379
01/01/2017 to 12/31/2017	$14.51907	$16.86416	27,555,433
01/01/2018 to 12/31/2018	$16.86416	$15.58057	24,149,790
01/01/2019 to 12/31/2019	$15.58057	$18.76532	23,089,205
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99878	$11.68047	98,712
01/01/2014 to 12/31/2014	$11.68047	$13.07408	154,792
01/01/2015 to 12/31/2015	$13.07408	$12.42078	137,382
01/01/2016 to 12/31/2016	$12.42078	$14.06027	189,033
01/01/2017 to 12/31/2017	$14.06027	$16.40238	191,123
01/01/2018 to 12/31/2018	$16.40238	$15.38867	192,637
01/01/2019 to 12/31/2019	$15.38867	$19.86591	215,397
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.14381	$9.64413	130,111
01/01/2011 to 12/31/2011	$9.64413	$9.02305	99,845
01/01/2012 to 12/31/2012	$9.02305	$11.27234	131,505
01/01/2013 to 12/31/2013	$11.27234	$11.58862	135,181
01/01/2014 to 12/31/2014	$11.58862	$13.00698	112,616
01/01/2015 to 12/31/2015	$13.00698	$12.80324	98,890
01/01/2016 to 12/31/2016	$12.80324	$12.72730	88,320
01/01/2017 to 12/31/2017	$12.72730	$13.90475	94,569
01/01/2018 to 12/31/2018	$13.90475	$13.05303	75,338
01/01/2019 to 12/31/2019	$13.05303	$16.09136	82,928

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$7.95926	$10.09166	270,184
01/01/2011 to 12/31/2011	$10.09166	$10.59795	176,026
01/01/2012 to 12/31/2012	$10.59795	$12.04361	227,716
01/01/2013 to 12/31/2013	$12.04361	$12.23736	212,823
01/01/2014 to 12/31/2014	$12.23736	$15.78363	196,150
01/01/2015 to 12/31/2015	$15.78363	$16.30367	165,486
01/01/2016 to 12/31/2016	$16.30367	$16.83665	176,549
01/01/2017 to 12/31/2017	$16.83665	$17.62450	178,917
01/01/2018 to 12/31/2018	$17.62450	$16.53710	134,831
01/01/2019 to 12/31/2019	$16.53710	$21.37875	143,244
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.87719	$10.00230	5,646,340
01/01/2011 to 12/31/2011	$10.00230	$9.70641	4,475,561
01/01/2012 to 12/31/2012	$9.70641	$10.57978	5,341,343
01/01/2013 to 12/31/2013	$10.57978	$11.96203	5,239,113
01/01/2014 to 12/31/2014	$11.96203	$12.15669	4,896,462
01/01/2015 to 12/31/2015	$12.15669	$12.09568	4,618,542
01/01/2016 to 12/31/2016	$12.09568	$12.42414	4,044,105
01/01/2017 to 12/31/2017	$12.42414	$14.25737	3,842,992
01/01/2018 to 12/31/2018	$14.25737	$12.95773	2,998,982
01/01/2019 to 12/31/2019	$12.95773	$15.31956	3,120,973
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.26866	$10.19072	6,648,858
01/01/2011 to 12/31/2011	$10.19072	$9.98931	5,817,980
01/01/2012 to 12/31/2012	$9.98931	$10.83837	6,410,498
01/01/2013 to 12/31/2013	$10.83837	$11.72689	5,935,357
01/01/2014 to 12/31/2014	$11.72689	$12.02047	5,116,636
01/01/2015 to 12/31/2015	$12.02047	$11.73512	4,512,533
01/01/2016 to 12/31/2016	$11.73512	$12.16975	4,043,171
01/01/2017 to 12/31/2017	$12.16975	$13.46326	3,956,835
01/01/2018 to 12/31/2018	$13.46326	$12.32711	2,859,375
01/01/2019 to 12/31/2019	$12.32711	$14.09084	3,243,245
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.55496	$11.93357	460,281
01/01/2011 to 12/31/2011	$11.93357	$11.91052	322,577
01/01/2012 to 12/31/2012	$11.91052	$13.57541	479,630
01/01/2013 to 12/31/2013	$13.57541	$18.56597	528,738
01/01/2014 to 12/31/2014	$18.56597	$19.60819	463,565
01/01/2015 to 12/31/2015	$19.60819	$18.25699	461,060
01/01/2016 to 12/31/2016	$18.25699	$22.36098	423,998
01/01/2017 to 12/31/2017	$22.36098	$24.71659	433,508
01/01/2018 to 12/31/2018	$24.71659	$20.92468	371,735
01/01/2019 to 12/31/2019	$20.92468	$25.28201	395,159
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.53641	$10.38330	1,553,217
01/01/2011 to 12/31/2011	$10.38330	$10.23237	2,091,652
01/01/2012 to 12/31/2012	$10.23237	$10.08177	1,797,133
01/01/2013 to 12/31/2013	$10.08177	$9.93241	1,240,359
01/01/2014 to 12/31/2014	$9.93241	$9.78601	1,247,583
01/01/2015 to 12/31/2015	$9.78601	$9.64125	1,415,302
01/01/2016 to 12/31/2016	$9.64125	$9.49902	1,495,362
01/01/2017 to 12/31/2017	$9.49902	$9.39083	1,153,056
01/01/2018 to 12/31/2018	$9.39083	$9.37159	1,113,029
01/01/2019 to 12/31/2019	$9.37159	$9.38911	1,340,443

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.46419	$11.70145	234,276
01/01/2011 to 12/31/2011	$11.70145	$11.89455	199,952
01/01/2012 to 12/31/2012	$11.89455	$13.34449	291,634
01/01/2013 to 12/31/2013	$13.34449	$14.09138	297,962
01/01/2014 to 12/31/2014	$14.09138	$14.23830	222,492
01/01/2015 to 12/31/2015	$14.23830	$13.52798	183,724
01/01/2016 to 12/31/2016	$13.52798	$15.38063	190,420
01/01/2017 to 12/31/2017	$15.38063	$16.28618	191,910
01/01/2018 to 12/31/2018	$16.28618	$15.72553	162,084
01/01/2019 to 12/31/2019	$15.72553	$17.86357	175,410
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.14882	$7.97004	244,613
01/01/2011 to 12/31/2011	$7.97004	$7.52387	188,784
01/01/2012 to 12/31/2012	$7.52387	$8.66421	213,275
01/01/2013 to 12/31/2013	$8.66421	$11.93878	306,610
01/01/2014 to 12/31/2014	$11.93878	$13.37925	277,994
01/01/2015 to 12/31/2015	$13.37925	$12.14865	320,002
01/01/2016 to 12/31/2016	$12.14865	$14.34970	338,351
01/01/2017 to 12/31/2017	$14.34970	$16.85168	361,025
01/01/2018 to 12/31/2018	$16.85168	$14.25177	308,785
01/01/2019 to 12/31/2019	$14.25177	$18.18653	332,532
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$8.13975	$9.18212	442,472
01/01/2011 to 12/31/2011	$9.18212	$7.87741	337,483
01/01/2012 to 12/31/2012	$7.87741	$9.34153	410,303
01/01/2013 to 12/31/2013	$9.34153	$10.95737	469,523
01/01/2014 to 12/31/2014	$10.95737	$10.19900	405,674
01/01/2015 to 12/31/2015	$10.19900	$10.36453	359,224
01/01/2016 to 12/31/2016	$10.36453	$9.82585	327,330
01/01/2017 to 12/31/2017	$9.82585	$13.11052	381,462
01/01/2018 to 12/31/2018	$13.11052	$11.19390	321,407
01/01/2019 to 12/31/2019	$11.19390	$14.56979	361,224
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.95840	$9.80419	240,306
01/01/2011 to 12/31/2011	$9.80419	$8.44724	200,202
01/01/2012 to 12/31/2012	$8.44724	$9.71020	254,409
01/01/2013 to 12/31/2013	$9.71020	$11.42914	284,174
01/01/2014 to 12/31/2014	$11.42914	$10.50540	249,471
01/01/2015 to 12/31/2015	$10.50540	$10.43464	228,196
01/01/2016 to 12/31/2016	$10.43464	$10.34040	213,600
01/01/2017 to 12/31/2017	$10.34040	$12.51205	248,381
01/01/2018 to 12/31/2018	$12.51205	$10.33710	206,111
01/01/2019 to 12/31/2019	$10.33710	$12.22358	245,287
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.78825	$12.86966	2,748,857
01/01/2011 to 12/31/2011	$12.86966	$14.25768	34,923,213
01/01/2012 to 12/31/2012	$14.25768	$15.36736	12,638,173
01/01/2013 to 12/31/2013	$15.36736	$14.65847	3,636,513
01/01/2014 to 12/31/2014	$14.65847	$15.41357	3,407,021
01/01/2015 to 12/31/2015	$15.41357	$15.36389	8,733,173
01/01/2016 to 12/31/2016	$15.36389	$15.77368	9,594,099
01/01/2017 to 12/31/2017	$15.77368	$16.21130	4,808,502
01/01/2018 to 12/31/2018	$16.21130	$15.92783	16,457,623
01/01/2019 to 12/31/2019	$15.92783	$17.45477	5,381,689

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.92055	$10.00306	6,889,635
01/01/2011 to 12/31/2011	$10.00306	$9.79933	5,414,890
01/01/2012 to 12/31/2012	$9.79933	$10.96573	6,450,220
01/01/2013 to 12/31/2013	$10.96573	$12.56267	6,362,979
01/01/2014 to 12/31/2014	$12.56267	$13.16471	5,746,809
01/01/2015 to 12/31/2015	$13.16471	$12.83436	5,208,907
01/01/2016 to 12/31/2016	$12.83436	$13.30473	4,782,392
01/01/2017 to 12/31/2017	$13.30473	$15.33130	4,541,132
01/01/2018 to 12/31/2018	$15.33130	$13.99010	3,902,487
01/01/2019 to 12/31/2019	$13.99010	$16.46147	3,854,981
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.83238	$9.32582	917,003
01/01/2011 to 12/31/2011	$9.32582	$8.34746	612,842
01/01/2012 to 12/31/2012	$8.34746	$10.02572	782,086
01/01/2013 to 12/31/2013	$10.02572	$11.39477	926,934
01/01/2014 to 12/31/2014	$11.39477	$10.51178	936,913
01/01/2015 to 12/31/2015	$10.51178	$10.06688	868,239
01/01/2016 to 12/31/2016	$10.06688	$10.11007	814,288
01/01/2017 to 12/31/2017	$10.11007	$12.91269	849,662
01/01/2018 to 12/31/2018	$12.91269	$10.49861	795,102
01/01/2019 to 12/31/2019	$10.49861	$13.15933	780,471
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.34049	$10.93339	3,090,856
01/01/2011 to 12/31/2011	$10.93339	$10.79715	2,541,355
01/01/2012 to 12/31/2012	$10.79715	$11.77764	3,108,132
01/01/2013 to 12/31/2013	$11.77764	$12.88377	3,007,569
01/01/2014 to 12/31/2014	$12.88377	$13.38501	2,805,564
01/01/2015 to 12/31/2015	$13.38501	$13.16315	2,302,057
01/01/2016 to 12/31/2016	$13.16315	$13.46681	2,133,898
01/01/2017 to 12/31/2017	$13.46681	$14.87935	1,959,376
01/01/2018 to 12/31/2018	$14.87935	$13.90691	1,601,578
01/01/2019 to 12/31/2019	$13.90691	$15.70309	1,641,709
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29296	$11.28842	33,296
01/01/2011 to 12/31/2011	$11.28842	$11.19543	34,290
01/01/2012 to 12/31/2012	$11.19543	$12.70486	77,498
01/01/2013 to 12/31/2013	$12.70486	$17.08522	93,809
01/01/2014 to 12/31/2014	$17.08522	$18.43253	133,126
01/01/2015 to 12/31/2015	$18.43253	$20.09133	155,830
01/01/2016 to 12/31/2016	$20.09133	$19.50505	159,452
01/01/2017 to 12/31/2017	$19.50505	$26.10305	169,627
01/01/2018 to 12/31/2018	$26.10305	$25.30089	146,023
01/01/2019 to 12/31/2019	$25.30089	$33.05389	132,005
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.22245	$9.70112	593,324
01/01/2011 to 12/31/2011	$9.70112	$9.47069	499,957
01/01/2012 to 12/31/2012	$9.47069	$10.47506	606,800
01/01/2013 to 12/31/2013	$10.47506	$14.09869	573,170
01/01/2014 to 12/31/2014	$14.09869	$15.36131	997,899
01/01/2015 to 12/31/2015	$15.36131	$16.65853	762,214
01/01/2016 to 12/31/2016	$16.65853	$17.32800	737,992
01/01/2017 to 12/31/2017	$17.32800	$22.70463	634,837
01/01/2018 to 12/31/2018	$22.70463	$21.76611	525,310
01/01/2019 to 12/31/2019	$21.76611	$28.22748	496,765

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$10.09751	$11.14683	465,697
01/01/2011 to 12/31/2011	$11.14683	$10.63837	285,922
01/01/2012 to 12/31/2012	$10.63837	$12.89979	405,711
01/01/2013 to 12/31/2013	$12.89979	$16.22135	541,541
01/01/2014 to 12/31/2014	$16.22135	$16.56179	687,920
01/01/2015 to 12/31/2015	$16.56179	$16.07796	728,108
01/01/2016 to 12/31/2016	$16.07796	$16.96733	759,860
01/01/2017 to 12/31/2017	$16.96733	$20.70269	773,401
01/01/2018 to 12/31/2018	$20.70269	$18.44671	653,231
01/01/2019 to 12/31/2019	$18.44671	$23.61850	651,495
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.33587	458,278
01/01/2013 to 12/31/2013	$10.33587	$12.10927	448,242
01/01/2014 to 12/31/2014	$12.10927	$12.54341	470,137
01/01/2015 to 12/31/2015	$12.54341	$12.20458	369,248
01/01/2016 to 12/31/2016	$12.20458	$12.54430	356,541
01/01/2017 to 12/31/2017	$12.54430	$14.39781	307,798
01/01/2018 to 12/31/2018	$14.39781	$13.01016	261,653
01/01/2019 to 12/31/2019	$13.01016	$15.73559	288,996
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.06133	$10.06879	451,773
01/01/2011 to 12/31/2011	$10.06879	$9.86114	248,819
01/01/2012 to 12/31/2012	$9.86114	$11.37499	184,024
01/01/2013 to 12/31/2013	$11.37499	$15.32063	171,884
01/01/2014 to 12/31/2014	$15.32063	$16.40889	155,761
01/01/2015 to 12/31/2015	$16.40889	$17.33506	119,047
01/01/2016 to 12/31/2016	$17.33506	$17.40575	133,451
01/01/2017 to 12/31/2017	$17.40575	$22.41538	139,045
01/01/2018 to 12/31/2018	$22.41538	$22.55707	143,300
01/01/2019 to 12/31/2019	$22.55707	$30.61964	154,008
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.20344	3,656
01/01/2013 to 12/31/2013	$10.20344	$13.52129	26,933
01/01/2014 to 12/31/2014	$13.52129	$14.68262	90,005
01/01/2015 to 12/31/2015	$14.68262	$14.36096	128,073
01/01/2016 to 12/31/2016	$14.36096	$16.05158	248,220
01/01/2017 to 12/31/2017	$16.05158	$18.55716	330,708
01/01/2018 to 12/31/2018	$18.55716	$16.42574	316,290
01/01/2019 to 12/31/2019	$16.42574	$20.93227	660,818
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.48781	$12.38123	399,189
01/01/2011 to 12/31/2011	$12.38123	$11.83537	322,143
01/01/2012 to 12/31/2012	$11.83537	$13.94732	410,445
01/01/2013 to 12/31/2013	$13.94732	$18.16471	488,775
01/01/2014 to 12/31/2014	$18.16471	$19.95920	409,983
01/01/2015 to 12/31/2015	$19.95920	$18.54623	821,979
01/01/2016 to 12/31/2016	$18.54623	$18.57328	778,939
01/01/2017 to 12/31/2017	$18.57328	$23.25693	758,819
01/01/2018 to 12/31/2018	$23.25693	$21.91507	649,555
01/01/2019 to 12/31/2019	$21.91507	$28.10204	619,301

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.15096	$9.91264	599,103
01/01/2011 to 12/31/2011	$9.91264	$9.52368	411,994
01/01/2012 to 12/31/2012	$9.52368	$10.98985	620,202
01/01/2013 to 12/31/2013	$10.98985	$15.37586	720,835
01/01/2014 to 12/31/2014	$15.37586	$17.30744	641,690
01/01/2015 to 12/31/2015	$17.30744	$16.09047	639,389
01/01/2016 to 12/31/2016	$16.09047	$18.74315	676,699
01/01/2017 to 12/31/2017	$18.74315	$21.01321	649,015
01/01/2018 to 12/31/2018	$21.01321	$17.29703	568,813
01/01/2019 to 12/31/2019	$17.29703	$20.62265	583,677
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.15161	$11.02430	1,470,174
01/01/2011 to 12/31/2011	$11.02430	$8.65975	952,040
01/01/2012 to 12/31/2012	$8.65975	$10.06126	1,031,146
01/01/2013 to 12/31/2013	$10.06126	$9.93469	1,097,041
01/01/2014 to 12/31/2014	$9.93469	$9.32944	887,343
01/01/2015 to 12/31/2015	$9.32944	$7.65406	772,487
01/01/2016 to 12/31/2016	$7.65406	$8.47327	752,916
01/01/2017 to 12/31/2017	$8.47327	$10.55047	862,176
01/01/2018 to 12/31/2018	$10.55047	$8.93383	710,191
01/01/2019 to 12/31/2019	$8.93383	$9.97669	878,727
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.47883	$11.41546	11,664,036
01/01/2011 to 12/31/2011	$11.41546	$11.35900	11,315,793
01/01/2012 to 12/31/2012	$11.35900	$12.35189	12,363,647
01/01/2013 to 12/31/2013	$12.35189	$13.29032	10,388,864
01/01/2014 to 12/31/2014	$13.29032	$13.85018	8,999,370
01/01/2015 to 12/31/2015	$13.85018	$13.66503	7,485,727
01/01/2016 to 12/31/2016	$13.66503	$14.20727	6,794,714
01/01/2017 to 12/31/2017	$14.20727	$15.41588	6,482,081
01/01/2018 to 12/31/2018	$15.41588	$14.75550	5,127,257
01/01/2019 to 12/31/2019	$14.75550	$16.68020	5,112,408
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01870	$10.07372	17,766
01/01/2012 to 12/31/2012	$10.07372	$10.63032	121,118
01/01/2013 to 12/31/2013	$10.63032	$10.23100	195,354
01/01/2014 to 12/31/2014	$10.23100	$10.69075	297,028
01/01/2015 to 12/31/2015	$10.69075	$10.50456	449,823
01/01/2016 to 12/31/2016	$10.50456	$10.78522	281,561
01/01/2017 to 12/31/2017	$10.78522	$11.22878	338,958
01/01/2018 to 12/31/2018	$11.22878	$10.97204	338,871
01/01/2019 to 12/31/2019	$10.97204	$11.86430	414,079
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.21100	$9.62824	14,142,540
01/01/2011 to 12/31/2011	$9.62824	$8.89662	9,469,011
01/01/2012 to 12/31/2012	$8.89662	$9.89749	11,869,245
01/01/2013 to 12/31/2013	$9.89749	$11.41147	12,191,818
01/01/2014 to 12/31/2014	$11.41147	$12.27686	11,438,176
01/01/2015 to 12/31/2015	$12.27686	$12.02133	19,899,395
01/01/2016 to 12/31/2016	$12.02133	$13.03964	18,355,510
01/01/2017 to 12/31/2017	$13.03964	$14.91535	31,245,155
01/01/2018 to 12/31/2018	$14.91535	$13.57761	25,048,683
01/01/2019 to 12/31/2019	$13.57761	$15.94246	26,044,031

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.69074	118
01/01/2014 to 12/31/2014	$11.69074	$13.27356	117
01/01/2015 to 12/31/2015	$13.27356	$13.27920	117
01/01/2016 to 12/31/2016	$13.27920	$14.50359	117
01/01/2017 to 12/31/2017	$14.50359	$17.34947	117
01/01/2018 to 12/31/2018	$17.34947	$15.86934	117
01/01/2019 to 12/31/2019	$15.86934	$19.57305	116
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.82975	$8.87493	73,005
01/01/2011 to 12/31/2011	$8.87493	$9.04620	89,383
01/01/2012 to 12/31/2012	$9.04620	$10.58828	138,418
01/01/2013 to 12/31/2013	$10.58828	$13.81472	207,868
01/01/2014 to 12/31/2014	$13.81472	$15.95344	225,092
01/01/2015 to 12/31/2015	$15.95344	$16.20156	219,584
01/01/2016 to 12/31/2016	$16.20156	$18.33239	233,570
01/01/2017 to 12/31/2017	$18.33239	$22.08115	213,391
01/01/2018 to 12/31/2018	$22.08115	$19.96566	210,850
01/01/2019 to 12/31/2019	$19.96566	$24.48313	197,341
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99878	$8.91039	0
01/01/2012 to 12/31/2012	$8.91039	$9.93353	0
01/01/2013 to 12/31/2013	$9.93353	$11.97880	0
01/01/2014 to 12/31/2014	$11.97880	$12.56898	0
01/01/2015 to 12/31/2015	$12.56898	$12.40193	8,695
01/01/2016 to 12/31/2016	$12.40193	$12.99144	8,695
01/01/2017 to 12/31/2017	$12.99144	$15.12808	8,495
01/01/2018 to 12/31/2018	$15.12808	$13.93044	8,433
01/01/2019 to 12/31/2019	$13.93044	$16.63486	8,378
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.85687	$10.26015	216,541
01/01/2011 to 12/31/2011	$10.26015	$8.78323	281,728
01/01/2012 to 12/31/2012	$8.78323	$10.39032	394,537
01/01/2013 to 12/31/2013	$10.39032	$14.41464	450,024
01/01/2014 to 12/31/2014	$14.41464	$14.90328	361,568
01/01/2015 to 12/31/2015	$14.90328	$14.87904	294,794
01/01/2016 to 12/31/2016	$14.87904	$15.78821	269,317
01/01/2017 to 12/31/2017	$15.78821	$19.86283	263,460
01/01/2018 to 12/31/2018	$19.86283	$17.44594	201,064
01/01/2019 to 12/31/2019	$17.44594	$23.45881	201,604
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.85160	$11.89669	93,361
01/01/2011 to 12/31/2011	$11.89669	$11.60630	86,222
01/01/2012 to 12/31/2012	$11.60630	$12.82686	105,810
01/01/2013 to 12/31/2013	$12.82686	$17.08234	158,814
01/01/2014 to 12/31/2014	$17.08234	$17.47271	131,319
01/01/2015 to 12/31/2015	$17.47271	$17.34971	143,376
01/01/2016 to 12/31/2016	$17.34971	$19.15818	160,978
01/01/2017 to 12/31/2017	$19.15818	$23.39002	161,800
01/01/2018 to 12/31/2018	$23.39002	$21.10600	168,511
01/01/2019 to 12/31/2019	$21.10600	$27.05734	191,825

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.43952	$10.47614	187,790
01/01/2011 to 12/31/2011	$10.47614	$9.70463	157,655
01/01/2012 to 12/31/2012	$9.70463	$11.29733	231,480
01/01/2013 to 12/31/2013	$11.29733	$15.29340	252,952
01/01/2014 to 12/31/2014	$15.29340	$15.86112	181,353
01/01/2015 to 12/31/2015	$15.86112	$14.95315	176,705
01/01/2016 to 12/31/2016	$14.95315	$19.03506	192,342
01/01/2017 to 12/31/2017	$19.03506	$20.13234	198,215
01/01/2018 to 12/31/2018	$20.13234	$16.44661	169,203
01/01/2019 to 12/31/2019	$16.44661	$19.76503	183,303
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94750	$10.93099	12,003,305
01/01/2011 to 12/31/2011	$10.93099	$10.98328	10,212,898
01/01/2012 to 12/31/2012	$10.98328	$12.28116	11,639,544
01/01/2013 to 12/31/2013	$12.28116	$14.13649	11,660,547
01/01/2014 to 12/31/2014	$14.13649	$14.74644	10,860,645
01/01/2015 to 12/31/2015	$14.74644	$14.53465	12,480,295
01/01/2016 to 12/31/2016	$14.53465	$15.40060	11,764,412
01/01/2017 to 12/31/2017	$15.40060	$17.51140	11,147,180
01/01/2018 to 12/31/2018	$17.51140	$16.33232	9,911,674
01/01/2019 to 12/31/2019	$16.33232	$19.44505	9,617,955
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.88646	$11.28037	1,069,777
01/01/2011 to 12/31/2011	$11.28037	$10.92552	756,407
01/01/2012 to 12/31/2012	$10.92552	$12.65642	1,148,326
01/01/2013 to 12/31/2013	$12.65642	$17.95923	1,237,823
01/01/2014 to 12/31/2014	$17.95923	$19.17046	1,199,558
01/01/2015 to 12/31/2015	$19.17046	$20.69721	1,086,907
01/01/2016 to 12/31/2016	$20.69721	$20.94224	1,020,387
01/01/2017 to 12/31/2017	$20.94224	$28.45082	928,026
01/01/2018 to 12/31/2018	$28.45082	$29.11183	811,377
01/01/2019 to 12/31/2019	$29.11183	$36.77850	822,679
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.91375	$8.76694	116,894
01/01/2011 to 12/31/2011	$8.76694	$8.59508	192,012
01/01/2012 to 12/31/2012	$8.59508	$9.60272	343,027
01/01/2013 to 12/31/2013	$9.60272	$12.73700	381,221
01/01/2014 to 12/31/2014	$12.73700	$12.74433	383,737
01/01/2015 to 12/31/2015	$12.74433	$11.79460	185,665
01/01/2016 to 12/31/2016	$11.79460	$12.33278	155,836
01/01/2017 to 12/31/2017	$12.33278	$14.16231	174,618
01/01/2018 to 12/31/2018	$14.16231	$12.59713	160,103
01/01/2019 to 12/31/2019	$12.59713	$15.63410	1,088,384
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$9.87571	$11.71991	1,153,897
01/01/2011 to 12/31/2011	$11.71991	$9.82426	662,021
01/01/2012 to 12/31/2012	$9.82426	$10.02894	679,239
01/01/2013 to 12/31/2013	$10.02894	$11.40050	520,444
01/01/2014 to 12/31/2014	$11.40050	$10.29288	476,461
01/01/2015 to 12/31/2015	$10.29288	$8.18828	397,464
01/01/2016 to 12/31/2016	$8.18828	$10.05327	341,108
01/01/2017 to 12/31/2017	$10.05327	$10.92592	387,150
01/01/2018 to 12/31/2018	$10.92592	$8.97101	250,528
01/01/2019 to 12/31/2019	$8.97101	$10.32917	332,164

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.82496	$12.31945	233,653
01/01/2011 to 12/31/2011	$12.31945	$12.63813	214,793
01/01/2012 to 12/31/2012	$12.63813	$13.10183	275,662
01/01/2013 to 12/31/2013	$13.10183	$12.42365	266,922
01/01/2014 to 12/31/2014	$12.42365	$12.30820	205,601
01/01/2015 to 12/31/2015	$12.30820	$11.56638	162,534
01/01/2016 to 12/31/2016	$11.56638	$11.89232	163,841
01/01/2017 to 12/31/2017	$11.89232	$11.95620	189,924
01/01/2018 to 12/31/2018	$11.95620	$12.01399	112,578
01/01/2019 to 12/31/2019	$12.01399	$12.02626	136,847
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.79579	$10.71178	85,350
01/01/2011 to 12/31/2011	$10.71178	$10.18940	92,042
01/01/2012 to 12/31/2012	$10.18940	$11.88679	114,679
01/01/2013 to 12/31/2013	$11.88679	$15.50742	152,046
01/01/2014 to 12/31/2014	$15.50742	$17.56527	83,367
01/01/2015 to 12/31/2015	$17.56527	$16.16201	100,421
01/01/2016 to 12/31/2016	$16.16201	$18.15216	97,924
01/01/2017 to 12/31/2017	$18.15216	$21.19856	99,001
01/01/2018 to 12/31/2018	$21.19856	$17.43236	87,500
01/01/2019 to 12/31/2019	$17.43236	$20.46274	98,006
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.27579	$9.34687	655,396
01/01/2011 to 12/31/2011	$9.34687	$8.89064	860,753
01/01/2012 to 12/31/2012	$8.89064	$9.72324	1,511,926
01/01/2013 to 12/31/2013	$9.72324	$11.54369	2,317,519
01/01/2014 to 12/31/2014	$11.54369	$11.99911	2,400,113
01/01/2015 to 12/31/2015	$11.99911	$11.74700	2,015,506
01/01/2016 to 12/31/2016	$11.74700	$12.32886	1,721,008
01/01/2017 to 12/31/2017	$12.32886	$13.79831	1,622,098
01/01/2018 to 12/31/2018	$13.79831	$12.91398	1,330,585
01/01/2019 to 12/31/2019	$12.91398	$15.33829	1,278,921
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.25191	$10.88804	980,153
01/01/2011 to 12/31/2011	$10.88804	$11.37369	858,288
01/01/2012 to 12/31/2012	$11.37369	$12.08535	1,085,512
01/01/2013 to 12/31/2013	$12.08535	$11.72899	1,231,180
01/01/2014 to 12/31/2014	$11.72899	$12.38744	1,229,309
01/01/2015 to 12/31/2015	$12.38744	$12.35523	1,247,357
01/01/2016 to 12/31/2016	$12.35523	$12.79980	1,477,443
01/01/2017 to 12/31/2017	$12.79980	$13.40657	1,695,916
01/01/2018 to 12/31/2018	$13.40657	$12.90825	2,120,543
01/01/2019 to 12/31/2019	$12.90825	$14.28182	2,337,874
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (1.65%)
OR Highest Daily Value Death Benefit Only (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.29792	$10.24139	3,429,840
01/01/2011 to 12/31/2011	$10.24139	$9.80739	3,046,784
01/01/2012 to 12/31/2012	$9.80739	$10.86038	2,857,250
01/01/2013 to 12/31/2013	$10.86038	$11.74968	2,729,988
01/01/2014 to 12/31/2014	$11.74968	$12.00027	2,430,158
01/01/2015 to 12/31/2015	$12.00027	$11.42547	1,972,779
01/01/2016 to 12/31/2016	$11.42547	$11.95253	1,723,446
01/01/2017 to 12/31/2017	$11.95253	$13.23894	1,553,445
01/01/2018 to 12/31/2018	$13.23894	$11.96337	1,194,334
01/01/2019 to 12/31/2019	$11.96337	$13.65870	1,205,548
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.69070	$10.84010	1,158,627
01/01/2011 to 12/31/2011	$10.84010	$10.67621	1,035,722
01/01/2012 to 12/31/2012	$10.67621	$11.93609	1,121,900
01/01/2013 to 12/31/2013	$11.93609	$13.68656	1,077,129
01/01/2014 to 12/31/2014	$13.68656	$14.28683	888,575
01/01/2015 to 12/31/2015	$14.28683	$14.16779	763,575
01/01/2016 to 12/31/2016	$14.16779	$14.92873	685,369
01/01/2017 to 12/31/2017	$14.92873	$17.17292	629,499
01/01/2018 to 12/31/2018	$17.17292	$15.89827	563,616
01/01/2019 to 12/31/2019	$15.89827	$19.05912	512,575
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.91933	$9.82025	467,291
01/01/2011 to 12/31/2011	$9.82025	$9.48556	373,699
01/01/2012 to 12/31/2012	$9.48556	$10.29080	351,433
01/01/2013 to 12/31/2013	$10.29080	$11.38313	340,402
01/01/2014 to 12/31/2014	$11.38313	$11.77386	304,603
01/01/2015 to 12/31/2015	$11.77386	$11.56344	289,227
01/01/2016 to 12/31/2016	$11.56344	$11.92384	246,044
01/01/2017 to 12/31/2017	$11.92384	$13.63497	216,869
01/01/2018 to 12/31/2018	$13.63497	$12.35247	181,102
01/01/2019 to 12/31/2019	$12.35247	$14.34515	162,922
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.63947	0
01/01/2014 to 12/31/2014	$11.63947	$12.95850	0
01/01/2015 to 12/31/2015	$12.95850	$12.96827	0
01/01/2016 to 12/31/2016	$12.96827	$14.12368	0
01/01/2017 to 12/31/2017	$14.12368	$16.97069	1,411
01/01/2018 to 12/31/2018	$16.97069	$15.33583	1,534
01/01/2019 to 12/31/2019	$15.33583	$18.49331	1,717

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.59027	$10.59642	3,044,459
01/01/2011 to 12/31/2011	$10.59642	$10.29793	2,701,491
01/01/2012 to 12/31/2012	$10.29793	$11.39449	2,733,113
01/01/2013 to 12/31/2013	$11.39449	$13.18777	2,694,985
01/01/2014 to 12/31/2014	$13.18777	$13.81986	2,417,042
01/01/2015 to 12/31/2015	$13.81986	$13.66023	2,162,402
01/01/2016 to 12/31/2016	$13.66023	$14.28527	1,802,859
01/01/2017 to 12/31/2017	$14.28527	$16.14885	1,645,514
01/01/2018 to 12/31/2018	$16.14885	$15.10149	1,462,849
01/01/2019 to 12/31/2019	$15.10149	$17.74107	1,378,716
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99865	$9.16856	29,880
01/01/2012 to 12/31/2012	$9.16856	$10.09240	31,952
01/01/2013 to 12/31/2013	$10.09240	$11.00617	43,739
01/01/2014 to 12/31/2014	$11.00617	$11.35751	38,472
01/01/2015 to 12/31/2015	$11.35751	$10.83782	36,602
01/01/2016 to 12/31/2016	$10.83782	$11.40442	28,867
01/01/2017 to 12/31/2017	$11.40442	$12.63469	18,102
01/01/2018 to 12/31/2018	$12.63469	$11.77242	17,138
01/01/2019 to 12/31/2019	$11.77242	$13.62209	16,811
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.52813	$11.78327	90,177
01/01/2011 to 12/31/2011	$11.78327	$11.85284	79,097
01/01/2012 to 12/31/2012	$11.85284	$12.20770	78,678
01/01/2013 to 12/31/2013	$12.20770	$11.74835	69,781
01/01/2014 to 12/31/2014	$11.74835	$11.54633	67,522
01/01/2015 to 12/31/2015	$11.54633	$11.41377	58,610
01/01/2016 to 12/31/2016	$11.41377	$11.41290	60,008
01/01/2017 to 12/31/2017	$11.41290	$11.41989	76,239
01/01/2018 to 12/31/2018	$11.41989	$11.31696	50,066
01/01/2019 to 12/31/2019	$11.31696	$11.64788	65,948
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.10214	$12.82467	593,992
01/01/2011 to 12/31/2011	$12.82467	$13.01780	509,530
01/01/2012 to 12/31/2012	$13.01780	$14.00012	554,724
01/01/2013 to 12/31/2013	$14.00012	$13.51976	514,367
01/01/2014 to 12/31/2014	$13.51976	$13.86313	460,393
01/01/2015 to 12/31/2015	$13.86313	$13.35068	367,339
01/01/2016 to 12/31/2016	$13.35068	$13.68977	331,463
01/01/2017 to 12/31/2017	$13.68977	$14.05556	271,070
01/01/2018 to 12/31/2018	$14.05556	$13.73482	197,343
01/01/2019 to 12/31/2019	$13.73482	$14.75840	189,695
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.03569	$10.07788	3,460,649
01/01/2011 to 12/31/2011	$10.07788	$9.67392	2,877,573
01/01/2012 to 12/31/2012	$9.67392	$10.82256	2,970,573
01/01/2013 to 12/31/2013	$10.82256	$13.06158	3,055,051
01/01/2014 to 12/31/2014	$13.06158	$13.74843	2,778,583
01/01/2015 to 12/31/2015	$13.74843	$13.59740	2,538,254
01/01/2016 to 12/31/2016	$13.59740	$14.29165	2,220,642
01/01/2017 to 12/31/2017	$14.29165	$16.57563	2,042,062
01/01/2018 to 12/31/2018	$16.57563	$15.29123	1,742,565
01/01/2019 to 12/31/2019	$15.29123	$18.38967	1,599,855

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99865	$11.66573	3,882
01/01/2014 to 12/31/2014	$11.66573	$13.03829	11,831
01/01/2015 to 12/31/2015	$13.03829	$12.36853	9,392
01/01/2016 to 12/31/2016	$12.36853	$13.98053	10,682
01/01/2017 to 12/31/2017	$13.98053	$16.28539	11,613
01/01/2018 to 12/31/2018	$16.28539	$15.25614	10,466
01/01/2019 to 12/31/2019	$15.25614	$19.66582	7,701
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12626	$9.60916	13,854
01/01/2011 to 12/31/2011	$9.60916	$8.97701	9,950
01/01/2012 to 12/31/2012	$8.97701	$11.19825	10,793
01/01/2013 to 12/31/2013	$11.19825	$11.49534	9,216
01/01/2014 to 12/31/2014	$11.49534	$12.88330	11,687
01/01/2015 to 12/31/2015	$12.88330	$12.66272	12,101
01/01/2016 to 12/31/2016	$12.66272	$12.56910	10,448
01/01/2017 to 12/31/2017	$12.56910	$13.71171	6,649
01/01/2018 to 12/31/2018	$13.71171	$12.85264	2,509
01/01/2019 to 12/31/2019	$12.85264	$15.82095	3,251
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$7.91593	$10.02187	65,418
01/01/2011 to 12/31/2011	$10.02187	$10.50911	62,975
01/01/2012 to 12/31/2012	$10.50911	$11.92501	58,259
01/01/2013 to 12/31/2013	$11.92501	$12.09898	52,759
01/01/2014 to 12/31/2014	$12.09898	$15.58210	54,099
01/01/2015 to 12/31/2015	$15.58210	$16.07174	45,765
01/01/2016 to 12/31/2016	$16.07174	$16.57268	40,763
01/01/2017 to 12/31/2017	$16.57268	$17.32253	38,147
01/01/2018 to 12/31/2018	$17.32253	$16.22957	32,515
01/01/2019 to 12/31/2019	$16.22957	$20.95022	37,164
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.82912	$9.93343	933,117
01/01/2011 to 12/31/2011	$9.93343	$9.62534	823,011
01/01/2012 to 12/31/2012	$9.62534	$10.47596	877,865
01/01/2013 to 12/31/2013	$10.47596	$11.82717	846,983
01/01/2014 to 12/31/2014	$11.82717	$12.00180	756,427
01/01/2015 to 12/31/2015	$12.00180	$11.92389	703,004
01/01/2016 to 12/31/2016	$11.92389	$12.22964	606,994
01/01/2017 to 12/31/2017	$12.22964	$14.01347	580,567
01/01/2018 to 12/31/2018	$14.01347	$12.71714	460,860
01/01/2019 to 12/31/2019	$12.71714	$15.01279	437,872
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.24585	$10.15070	399,981
01/01/2011 to 12/31/2011	$10.15070	$9.93550	366,687
01/01/2012 to 12/31/2012	$9.93550	$10.76415	378,562
01/01/2013 to 12/31/2013	$10.76415	$11.62937	381,045
01/01/2014 to 12/31/2014	$11.62937	$11.90289	356,755
01/01/2015 to 12/31/2015	$11.90289	$11.60316	304,528
01/01/2016 to 12/31/2016	$11.60316	$12.01516	224,968
01/01/2017 to 12/31/2017	$12.01516	$13.27251	195,436
01/01/2018 to 12/31/2018	$13.27251	$12.13447	151,568
01/01/2019 to 12/31/2019	$12.13447	$13.85005	139,179

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.53436	$11.89029	30,445
01/01/2011 to 12/31/2011	$11.89029	$11.84988	36,639
01/01/2012 to 12/31/2012	$11.84988	$13.48628	37,900
01/01/2013 to 12/31/2013	$13.48628	$18.41682	40,576
01/01/2014 to 12/31/2014	$18.41682	$19.42198	39,342
01/01/2015 to 12/31/2015	$19.42198	$18.05687	38,797
01/01/2016 to 12/31/2016	$18.05687	$22.08324	35,845
01/01/2017 to 12/31/2017	$22.08324	$24.37356	34,295
01/01/2018 to 12/31/2018	$24.37356	$20.60367	21,036
01/01/2019 to 12/31/2019	$20.60367	$24.85746	26,413
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.47945	$10.31183	496,930
01/01/2011 to 12/31/2011	$10.31183	$10.14710	548,492
01/01/2012 to 12/31/2012	$10.14710	$9.98255	545,069
01/01/2013 to 12/31/2013	$9.98255	$9.82056	522,765
01/01/2014 to 12/31/2014	$9.82056	$9.66099	450,212
01/01/2015 to 12/31/2015	$9.66099	$9.50408	443,630
01/01/2016 to 12/31/2016	$9.50408	$9.35049	351,340
01/01/2017 to 12/31/2017	$9.35049	$9.23028	364,464
01/01/2018 to 12/31/2018	$9.23028	$9.19772	142,288
01/01/2019 to 12/31/2019	$9.19772	$9.20140	128,334
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.40735	$11.62059	66,112
01/01/2011 to 12/31/2011	$11.62059	$11.79497	64,444
01/01/2012 to 12/31/2012	$11.79497	$13.21316	54,870
01/01/2013 to 12/31/2013	$13.21316	$13.93204	52,000
01/01/2014 to 12/31/2014	$13.93204	$14.05652	50,429
01/01/2015 to 12/31/2015	$14.05652	$13.33549	52,796
01/01/2016 to 12/31/2016	$13.33549	$15.13927	48,302
01/01/2017 to 12/31/2017	$15.13927	$16.00687	53,054
01/01/2018 to 12/31/2018	$16.00687	$15.43275	47,850
01/01/2019 to 12/31/2019	$15.43275	$17.50498	51,099
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.10983	$7.91480	70,856
01/01/2011 to 12/31/2011	$7.91480	$7.46079	72,683
01/01/2012 to 12/31/2012	$7.46079	$8.57891	64,130
01/01/2013 to 12/31/2013	$8.57891	$11.80384	55,386
01/01/2014 to 12/31/2014	$11.80384	$13.20857	76,825
01/01/2015 to 12/31/2015	$13.20857	$11.97596	61,226
01/01/2016 to 12/31/2016	$11.97596	$14.12496	81,525
01/01/2017 to 12/31/2017	$14.12496	$16.56327	78,100
01/01/2018 to 12/31/2018	$16.56327	$13.98708	76,268
01/01/2019 to 12/31/2019	$13.98708	$17.82255	85,385
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$8.09541	$9.11863	80,477
01/01/2011 to 12/31/2011	$9.11863	$7.81141	80,912
01/01/2012 to 12/31/2012	$7.81141	$9.24950	72,351
01/01/2013 to 12/31/2013	$9.24950	$10.83335	63,821
01/01/2014 to 12/31/2014	$10.83335	$10.06869	60,073
01/01/2015 to 12/31/2015	$10.06869	$10.21703	61,074
01/01/2016 to 12/31/2016	$10.21703	$9.67176	50,226
01/01/2017 to 12/31/2017	$9.67176	$12.88611	47,725
01/01/2018 to 12/31/2018	$12.88611	$10.98601	50,383
01/01/2019 to 12/31/2019	$10.98601	$14.27822	45,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.90971	$9.73649	96,361
01/01/2011 to 12/31/2011	$9.73649	$8.37653	72,762
01/01/2012 to 12/31/2012	$8.37653	$9.61467	58,468
01/01/2013 to 12/31/2013	$9.61467	$11.29996	53,115
01/01/2014 to 12/31/2014	$11.29996	$10.37134	49,870
01/01/2015 to 12/31/2015	$10.37134	$10.28631	44,308
01/01/2016 to 12/31/2016	$10.28631	$10.17837	36,104
01/01/2017 to 12/31/2017	$10.17837	$12.29785	30,359
01/01/2018 to 12/31/2018	$12.29785	$10.14505	30,705
01/01/2019 to 12/31/2019	$10.14505	$11.97866	28,139
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.75464	$12.81394	416,680
01/01/2011 to 12/31/2011	$12.81394	$14.17510	1,812,703
01/01/2012 to 12/31/2012	$14.17510	$15.25565	827,688
01/01/2013 to 12/31/2013	$15.25565	$14.53041	339,450
01/01/2014 to 12/31/2014	$14.53041	$15.25642	289,373
01/01/2015 to 12/31/2015	$15.25642	$15.18483	625,406
01/01/2016 to 12/31/2016	$15.18483	$15.56689	690,257
01/01/2017 to 12/31/2017	$15.56689	$15.97527	427,888
01/01/2018 to 12/31/2018	$15.97527	$15.67258	1,070,863
01/01/2019 to 12/31/2019	$15.67258	$17.14965	412,400
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.89848	$9.96363	161,135
01/01/2011 to 12/31/2011	$9.96363	$9.74635	138,483
01/01/2012 to 12/31/2012	$9.74635	$10.89030	185,289
01/01/2013 to 12/31/2013	$10.89030	$12.45784	192,257
01/01/2014 to 12/31/2014	$12.45784	$13.03563	185,979
01/01/2015 to 12/31/2015	$13.03563	$12.68971	156,145
01/01/2016 to 12/31/2016	$12.68971	$13.13544	149,392
01/01/2017 to 12/31/2017	$13.13544	$15.11390	143,013
01/01/2018 to 12/31/2018	$15.11390	$13.77121	107,075
01/01/2019 to 12/31/2019	$13.77121	$16.18002	102,514
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.78442	$9.26146	128,745
01/01/2011 to 12/31/2011	$9.26146	$8.27757	112,025
01/01/2012 to 12/31/2012	$8.27757	$9.92710	111,773
01/01/2013 to 12/31/2013	$9.92710	$11.26609	110,333
01/01/2014 to 12/31/2014	$11.26609	$10.37772	114,802
01/01/2015 to 12/31/2015	$10.37772	$9.92398	112,101
01/01/2016 to 12/31/2016	$9.92398	$9.95177	101,810
01/01/2017 to 12/31/2017	$9.95177	$12.69188	78,248
01/01/2018 to 12/31/2018	$12.69188	$10.30365	74,778
01/01/2019 to 12/31/2019	$10.30365	$12.89581	70,479
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.28448	$10.85815	787,151
01/01/2011 to 12/31/2011	$10.85815	$10.70701	701,140
01/01/2012 to 12/31/2012	$10.70701	$11.66208	670,371
01/01/2013 to 12/31/2013	$11.66208	$12.73845	686,409
01/01/2014 to 12/31/2014	$12.73845	$13.21456	632,655
01/01/2015 to 12/31/2015	$13.21456	$12.97626	592,046
01/01/2016 to 12/31/2016	$12.97626	$13.25606	482,130
01/01/2017 to 12/31/2017	$13.25606	$14.62493	431,972
01/01/2018 to 12/31/2018	$14.62493	$13.64879	358,068
01/01/2019 to 12/31/2019	$13.64879	$15.38874	355,817

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29095	$11.26970	1,015
01/01/2011 to 12/31/2011	$11.26970	$11.16040	2,312
01/01/2012 to 12/31/2012	$11.16040	$12.64637	6,297
01/01/2013 to 12/31/2013	$12.64637	$16.98147	4,229
01/01/2014 to 12/31/2014	$16.98147	$18.29355	7,149
01/01/2015 to 12/31/2015	$18.29355	$19.91045	7,923
01/01/2016 to 12/31/2016	$19.91045	$19.30111	5,891
01/01/2017 to 12/31/2017	$19.30111	$25.79220	9,764
01/01/2018 to 12/31/2018	$25.79220	$24.96251	8,878
01/01/2019 to 12/31/2019	$24.96251	$32.56361	6,987
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.17757	$9.63384	172,879
01/01/2011 to 12/31/2011	$9.63384	$9.39115	159,263
01/01/2012 to 12/31/2012	$9.39115	$10.37172	146,129
01/01/2013 to 12/31/2013	$10.37172	$13.93903	130,994
01/01/2014 to 12/31/2014	$13.93903	$15.16490	200,112
01/01/2015 to 12/31/2015	$15.16490	$16.42126	184,746
01/01/2016 to 12/31/2016	$16.42126	$17.05614	187,850
01/01/2017 to 12/31/2017	$17.05614	$22.31566	161,167
01/01/2018 to 12/31/2018	$22.31566	$21.36135	144,913
01/01/2019 to 12/31/2019	$21.36135	$27.66161	133,310
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$10.04269	$11.06986	81,948
01/01/2011 to 12/31/2011	$11.06986	$10.54922	76,210
01/01/2012 to 12/31/2012	$10.54922	$12.77274	67,802
01/01/2013 to 12/31/2013	$12.77274	$16.03780	61,518
01/01/2014 to 12/31/2014	$16.03780	$16.35017	54,205
01/01/2015 to 12/31/2015	$16.35017	$15.84906	58,666
01/01/2016 to 12/31/2016	$15.84906	$16.70125	70,708
01/01/2017 to 12/31/2017	$16.70125	$20.34795	70,966
01/01/2018 to 12/31/2018	$20.34795	$18.10370	71,880
01/01/2019 to 12/31/2019	$18.10370	$23.14515	66,086
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99866	$10.32556	68,842
01/01/2013 to 12/31/2013	$10.32556	$12.07935	66,913
01/01/2014 to 12/31/2014	$12.07935	$12.49386	64,668
01/01/2015 to 12/31/2015	$12.49386	$12.13836	58,938
01/01/2016 to 12/31/2016	$12.13836	$12.45786	49,822
01/01/2017 to 12/31/2017	$12.45786	$14.27744	29,771
01/01/2018 to 12/31/2018	$14.27744	$12.88227	23,855
01/01/2019 to 12/31/2019	$12.88227	$15.55797	19,694
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.01224	$9.99944	43,257
01/01/2011 to 12/31/2011	$9.99944	$9.77887	26,411
01/01/2012 to 12/31/2012	$9.77887	$11.26347	25,161
01/01/2013 to 12/31/2013	$11.26347	$15.14800	29,978
01/01/2014 to 12/31/2014	$15.14800	$16.19999	29,920
01/01/2015 to 12/31/2015	$16.19999	$17.08912	26,440
01/01/2016 to 12/31/2016	$17.08912	$17.13357	23,759
01/01/2017 to 12/31/2017	$17.13357	$22.03235	17,937
01/01/2018 to 12/31/2018	$22.03235	$22.13874	17,508
01/01/2019 to 12/31/2019	$22.13874	$30.00748	18,092

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99866	$10.19783	0
01/01/2013 to 12/31/2013	$10.19783	$13.49386	3,647
01/01/2014 to 12/31/2014	$13.49386	$14.63119	8,339
01/01/2015 to 12/31/2015	$14.63119	$14.28962	10,674
01/01/2016 to 12/31/2016	$14.28962	$15.94833	9,192
01/01/2017 to 12/31/2017	$15.94833	$18.41074	9,370
01/01/2018 to 12/31/2018	$18.41074	$16.27197	6,008
01/01/2019 to 12/31/2019	$16.27197	$20.70559	6,954
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.43074	$12.29580	57,123
01/01/2011 to 12/31/2011	$12.29580	$11.73634	42,478
01/01/2012 to 12/31/2012	$11.73634	$13.81019	38,444
01/01/2013 to 12/31/2013	$13.81019	$17.95951	40,174
01/01/2014 to 12/31/2014	$17.95951	$19.70461	35,139
01/01/2015 to 12/31/2015	$19.70461	$18.28264	79,575
01/01/2016 to 12/31/2016	$18.28264	$18.28218	75,863
01/01/2017 to 12/31/2017	$18.28218	$22.85886	64,445
01/01/2018 to 12/31/2018	$22.85886	$21.50787	62,274
01/01/2019 to 12/31/2019	$21.50787	$27.53920	56,976
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.10662	$9.84416	68,600
01/01/2011 to 12/31/2011	$9.84416	$9.44403	76,130
01/01/2012 to 12/31/2012	$9.44403	$10.88175	63,675
01/01/2013 to 12/31/2013	$10.88175	$15.20215	64,900
01/01/2014 to 12/31/2014	$15.20215	$17.08652	61,169
01/01/2015 to 12/31/2015	$17.08652	$15.86160	55,453
01/01/2016 to 12/31/2016	$15.86160	$18.44934	58,180
01/01/2017 to 12/31/2017	$18.44934	$20.65342	57,095
01/01/2018 to 12/31/2018	$20.65342	$16.97563	58,313
01/01/2019 to 12/31/2019	$16.97563	$20.20965	67,068
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.13201	$10.98452	45,726
01/01/2011 to 12/31/2011	$10.98452	$8.61581	33,942
01/01/2012 to 12/31/2012	$8.61581	$9.99542	27,161
01/01/2013 to 12/31/2013	$9.99542	$9.85504	20,329
01/01/2014 to 12/31/2014	$9.85504	$9.24104	25,506
01/01/2015 to 12/31/2015	$9.24104	$7.57033	18,949
01/01/2016 to 12/31/2016	$7.57033	$8.36830	18,004
01/01/2017 to 12/31/2017	$8.36830	$10.40441	74,417
01/01/2018 to 12/31/2018	$10.40441	$8.79696	80,331
01/01/2019 to 12/31/2019	$8.79696	$9.80935	79,750
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.42225	$11.33708	2,304,998
01/01/2011 to 12/31/2011	$11.33708	$11.26440	2,132,977
01/01/2012 to 12/31/2012	$11.26440	$12.23098	1,968,696
01/01/2013 to 12/31/2013	$12.23098	$13.14089	1,687,237
01/01/2014 to 12/31/2014	$13.14089	$13.67415	1,504,996
01/01/2015 to 12/31/2015	$13.67415	$13.47154	1,390,665
01/01/2016 to 12/31/2016	$13.47154	$13.98553	1,236,933
01/01/2017 to 12/31/2017	$13.98553	$15.15301	1,163,275
01/01/2018 to 12/31/2018	$15.15301	$14.48243	1,059,528
01/01/2019 to 12/31/2019	$14.48243	$16.34738	969,730

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01858	$10.07112	0
01/01/2012 to 12/31/2012	$10.07112	$10.61188	15,720
01/01/2013 to 12/31/2013	$10.61188	$10.19810	21,197
01/01/2014 to 12/31/2014	$10.19810	$10.64063	23,522
01/01/2015 to 12/31/2015	$10.64063	$10.43985	40,575
01/01/2016 to 12/31/2016	$10.43985	$10.70304	45,078
01/01/2017 to 12/31/2017	$10.70304	$11.12685	34,985
01/01/2018 to 12/31/2018	$11.12685	$10.85627	28,594
01/01/2019 to 12/31/2019	$10.85627	$11.72178	28,382
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.16634	$9.56178	1,630,792
01/01/2011 to 12/31/2011	$9.56178	$8.82213	1,304,314
01/01/2012 to 12/31/2012	$8.82213	$9.80005	1,461,134
01/01/2013 to 12/31/2013	$9.80005	$11.28247	1,484,089
01/01/2014 to 12/31/2014	$11.28247	$12.12019	1,447,169
01/01/2015 to 12/31/2015	$12.12019	$11.85038	1,504,197
01/01/2016 to 12/31/2016	$11.85038	$12.83522	1,294,513
01/01/2017 to 12/31/2017	$12.83522	$14.66000	1,748,794
01/01/2018 to 12/31/2018	$14.66000	$13.32532	1,409,522
01/01/2019 to 12/31/2019	$13.32532	$15.62310	1,385,132
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.67897	0
01/01/2014 to 12/31/2014	$11.67897	$13.24056	986
01/01/2015 to 12/31/2015	$13.24056	$13.22662	933
01/01/2016 to 12/31/2016	$13.22662	$14.42495	727
01/01/2017 to 12/31/2017	$14.42495	$17.23000	495
01/01/2018 to 12/31/2018	$17.23000	$15.73668	288
01/01/2019 to 12/31/2019	$15.73668	$19.38078	155
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.78724	$8.81374	126,539
01/01/2011 to 12/31/2011	$8.81374	$8.97066	89,956
01/01/2012 to 12/31/2012	$8.97066	$10.48427	88,432
01/01/2013 to 12/31/2013	$10.48427	$13.65875	81,581
01/01/2014 to 12/31/2014	$13.65875	$15.75002	86,294
01/01/2015 to 12/31/2015	$15.75002	$15.97140	78,890
01/01/2016 to 12/31/2016	$15.97140	$18.04537	75,192
01/01/2017 to 12/31/2017	$18.04537	$21.70346	74,170
01/01/2018 to 12/31/2018	$21.70346	$19.59502	72,941
01/01/2019 to 12/31/2019	$19.59502	$23.99310	65,977
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99865	$8.90152	0
01/01/2012 to 12/31/2012	$8.90152	$9.90901	0
01/01/2013 to 12/31/2013	$9.90901	$11.93153	0
01/01/2014 to 12/31/2014	$11.93153	$12.50090	2,847
01/01/2015 to 12/31/2015	$12.50090	$12.31640	12,779
01/01/2016 to 12/31/2016	$12.31640	$12.88297	12,779
01/01/2017 to 12/31/2017	$12.88297	$14.97982	12,779
01/01/2018 to 12/31/2018	$14.97982	$13.77342	12,779
01/01/2019 to 12/31/2019	$13.77342	$16.42314	9,931

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.81408	$10.18920	51,859
01/01/2011 to 12/31/2011	$10.18920	$8.70962	61,268
01/01/2012 to 12/31/2012	$8.70962	$10.28799	49,092
01/01/2013 to 12/31/2013	$10.28799	$14.25156	51,811
01/01/2014 to 12/31/2014	$14.25156	$14.71285	43,922
01/01/2015 to 12/31/2015	$14.71285	$14.66721	38,850
01/01/2016 to 12/31/2016	$14.66721	$15.54056	36,645
01/01/2017 to 12/31/2017	$15.54056	$19.52244	27,486
01/01/2018 to 12/31/2018	$19.52244	$17.12138	29,259
01/01/2019 to 12/31/2019	$17.12138	$22.98846	28,676
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.80353	$11.81481	40,933
01/01/2011 to 12/31/2011	$11.81481	$11.50952	38,343
01/01/2012 to 12/31/2012	$11.50952	$12.70103	35,580
01/01/2013 to 12/31/2013	$12.70103	$16.88975	37,492
01/01/2014 to 12/31/2014	$16.88975	$17.25014	36,549
01/01/2015 to 12/31/2015	$17.25014	$17.10340	33,006
01/01/2016 to 12/31/2016	$17.10340	$18.85828	31,572
01/01/2017 to 12/31/2017	$18.85828	$22.99008	30,937
01/01/2018 to 12/31/2018	$22.99008	$20.71424	29,312
01/01/2019 to 12/31/2019	$20.71424	$26.51587	28,463
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.39383	$10.40404	64,263
01/01/2011 to 12/31/2011	$10.40404	$9.62370	69,667
01/01/2012 to 12/31/2012	$9.62370	$11.18662	58,447
01/01/2013 to 12/31/2013	$11.18662	$15.12112	54,925
01/01/2014 to 12/31/2014	$15.12112	$15.65927	53,929
01/01/2015 to 12/31/2015	$15.65927	$14.74107	48,570
01/01/2016 to 12/31/2016	$14.74107	$18.73744	42,230
01/01/2017 to 12/31/2017	$18.73744	$19.78831	40,906
01/01/2018 to 12/31/2018	$19.78831	$16.14149	37,496
01/01/2019 to 12/31/2019	$16.14149	$19.36972	36,058
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.89341	$10.85547	1,022,083
01/01/2011 to 12/31/2011	$10.85547	$10.89139	1,009,621
01/01/2012 to 12/31/2012	$10.89139	$12.16045	1,085,086
01/01/2013 to 12/31/2013	$12.16045	$13.97681	1,023,387
01/01/2014 to 12/31/2014	$13.97681	$14.55843	939,190
01/01/2015 to 12/31/2015	$14.55843	$14.32812	980,128
01/01/2016 to 12/31/2016	$14.32812	$15.15935	913,619
01/01/2017 to 12/31/2017	$15.15935	$17.21166	852,070
01/01/2018 to 12/31/2018	$17.21166	$16.02887	808,085
01/01/2019 to 12/31/2019	$16.02887	$19.05556	590,552
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.83292	$11.20279	87,626
01/01/2011 to 12/31/2011	$11.20279	$10.83436	90,509
01/01/2012 to 12/31/2012	$10.83436	$12.53229	88,895
01/01/2013 to 12/31/2013	$12.53229	$17.75698	87,155
01/01/2014 to 12/31/2014	$17.75698	$18.92653	92,833
01/01/2015 to 12/31/2015	$18.92653	$20.40364	77,695
01/01/2016 to 12/31/2016	$20.40364	$20.61474	68,874
01/01/2017 to 12/31/2017	$20.61474	$27.96461	65,577
01/01/2018 to 12/31/2018	$27.96461	$28.57189	70,154
01/01/2019 to 12/31/2019	$28.57189	$36.04311	71,599

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.87070	$8.70630	78,103
01/01/2011 to 12/31/2011	$8.70630	$8.52302	52,958
01/01/2012 to 12/31/2012	$8.52302	$9.50818	57,370
01/01/2013 to 12/31/2013	$9.50818	$12.59303	64,329
01/01/2014 to 12/31/2014	$12.59303	$12.58153	64,783
01/01/2015 to 12/31/2015	$12.58153	$11.62676	57,663
01/01/2016 to 12/31/2016	$11.62676	$12.13937	54,671
01/01/2017 to 12/31/2017	$12.13937	$13.91971	49,630
01/01/2018 to 12/31/2018	$13.91971	$12.36291	47,064
01/01/2019 to 12/31/2019	$12.36291	$15.32067	213,833
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$9.82196	$11.63889	294,395
01/01/2011 to 12/31/2011	$11.63889	$9.74194	226,919
01/01/2012 to 12/31/2012	$9.74194	$9.93017	217,327
01/01/2013 to 12/31/2013	$9.93017	$11.27160	169,563
01/01/2014 to 12/31/2014	$11.27160	$10.16156	275,513
01/01/2015 to 12/31/2015	$10.16156	$8.07199	272,140
01/01/2016 to 12/31/2016	$8.07199	$9.89599	293,147
01/01/2017 to 12/31/2017	$9.89599	$10.73914	287,148
01/01/2018 to 12/31/2018	$10.73914	$8.80461	111,693
01/01/2019 to 12/31/2019	$8.80461	$10.12256	86,940
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.76100	$12.23466	65,204
01/01/2011 to 12/31/2011	$12.23466	$12.53271	55,436
01/01/2012 to 12/31/2012	$12.53271	$12.97326	56,927
01/01/2013 to 12/31/2013	$12.97326	$12.28368	40,811
01/01/2014 to 12/31/2014	$12.28368	$12.15160	43,026
01/01/2015 to 12/31/2015	$12.15160	$11.40229	35,900
01/01/2016 to 12/31/2016	$11.40229	$11.70637	32,227
01/01/2017 to 12/31/2017	$11.70637	$11.75189	24,937
01/01/2018 to 12/31/2018	$11.75189	$11.79121	25,880
01/01/2019 to 12/31/2019	$11.79121	$11.78586	27,259
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.74826	$10.63810	23,799
01/01/2011 to 12/31/2011	$10.63810	$10.10447	22,895
01/01/2012 to 12/31/2012	$10.10447	$11.77025	24,048
01/01/2013 to 12/31/2013	$11.77025	$15.33267	23,120
01/01/2014 to 12/31/2014	$15.33267	$17.34179	25,681
01/01/2015 to 12/31/2015	$17.34179	$15.93286	21,695
01/01/2016 to 12/31/2016	$15.93286	$17.86852	19,316
01/01/2017 to 12/31/2017	$17.86852	$20.83672	18,242
01/01/2018 to 12/31/2018	$20.83672	$17.10932	15,165
01/01/2019 to 12/31/2019	$17.10932	$20.05402	15,986
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.23096	$9.28255	362,465
01/01/2011 to 12/31/2011	$9.28255	$8.81652	354,917
01/01/2012 to 12/31/2012	$8.81652	$9.62790	328,595
01/01/2013 to 12/31/2013	$9.62790	$11.41354	281,095
01/01/2014 to 12/31/2014	$11.41354	$11.84642	227,942
01/01/2015 to 12/31/2015	$11.84642	$11.58035	227,155
01/01/2016 to 12/31/2016	$11.58035	$12.13611	220,257
01/01/2017 to 12/31/2017	$12.13611	$13.56263	176,014
01/01/2018 to 12/31/2018	$13.56263	$12.67460	123,873
01/01/2019 to 12/31/2019	$12.67460	$15.03181	104,247

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21975	$10.83793	82,277
01/01/2011 to 12/31/2011	$10.83793	$11.30449	65,069
01/01/2012 to 12/31/2012	$11.30449	$11.99408	88,104
01/01/2013 to 12/31/2013	$11.99408	$11.62324	90,835
01/01/2014 to 12/31/2014	$11.62324	$12.25749	100,393
01/01/2015 to 12/31/2015	$12.25749	$12.20762	98,016
01/01/2016 to 12/31/2016	$12.20762	$12.62834	117,217
01/01/2017 to 12/31/2017	$12.62834	$13.20755	125,167
01/01/2018 to 12/31/2018	$13.20755	$12.69782	131,638
01/01/2019 to 12/31/2019	$12.69782	$14.02831	152,892
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (1.75%) OR Highest Daily Lifetime Five Income Benefit Only (1.75%)
OR HD GRO 60 bps (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.26448	$10.19462	5,089,366
01/01/2011 to 12/31/2011	$10.19462	$9.75312	4,414,821
01/01/2012 to 12/31/2012	$9.75312	$10.78971	4,205,446
01/01/2013 to 12/31/2013	$10.78971	$11.66170	3,885,835
01/01/2014 to 12/31/2014	$11.66170	$11.89871	3,456,020
01/01/2015 to 12/31/2015	$11.89871	$11.31759	2,961,298
01/01/2016 to 12/31/2016	$11.31759	$11.82816	2,648,709
01/01/2017 to 12/31/2017	$11.82816	$13.08827	2,289,070
01/01/2018 to 12/31/2018	$13.08827	$11.81548	1,943,788
01/01/2019 to 12/31/2019	$11.81548	$13.47658	1,742,030
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.65571	$10.79033	1,571,211
01/01/2011 to 12/31/2011	$10.79033	$10.61693	1,431,282
01/01/2012 to 12/31/2012	$10.61693	$11.85825	1,399,765
01/01/2013 to 12/31/2013	$11.85825	$13.58391	1,405,413
01/01/2014 to 12/31/2014	$13.58391	$14.16565	1,329,201
01/01/2015 to 12/31/2015	$14.16565	$14.03379	1,178,125
01/01/2016 to 12/31/2016	$14.03379	$14.77312	1,052,395
01/01/2017 to 12/31/2017	$14.77312	$16.97741	818,631
01/01/2018 to 12/31/2018	$16.97741	$15.70170	687,859
01/01/2019 to 12/31/2019	$15.70170	$18.80499	648,732
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.90471	$9.79462	219,911
01/01/2011 to 12/31/2011	$9.79462	$9.45152	190,109
01/01/2012 to 12/31/2012	$9.45152	$10.24388	198,399
01/01/2013 to 12/31/2013	$10.24388	$11.32005	177,996
01/01/2014 to 12/31/2014	$11.32005	$11.69718	173,192
01/01/2015 to 12/31/2015	$11.69718	$11.47690	168,887
01/01/2016 to 12/31/2016	$11.47690	$11.82304	157,881
01/01/2017 to 12/31/2017	$11.82304	$13.50637	176,229
01/01/2018 to 12/31/2018	$13.50637	$12.22385	133,113
01/01/2019 to 12/31/2019	$12.22385	$14.18184	141,429
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63159	0
01/01/2014 to 12/31/2014	$11.63159	$12.93693	0
01/01/2015 to 12/31/2015	$12.93693	$12.93406	0
01/01/2016 to 12/31/2016	$12.93406	$14.07266	0
01/01/2017 to 12/31/2017	$14.07266	$16.89288	0
01/01/2018 to 12/31/2018	$16.89288	$15.25031	0
01/01/2019 to 12/31/2019	$15.25031	$18.37213	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55557	$10.54773	2,691,285
01/01/2011 to 12/31/2011	$10.54773	$10.24057	2,316,352
01/01/2012 to 12/31/2012	$10.24057	$11.31975	2,212,535
01/01/2013 to 12/31/2013	$11.31975	$13.08835	2,118,897
01/01/2014 to 12/31/2014	$13.08835	$13.70209	1,991,147
01/01/2015 to 12/31/2015	$13.70209	$13.53054	1,759,313
01/01/2016 to 12/31/2016	$13.53054	$14.13578	1,581,543
01/01/2017 to 12/31/2017	$14.13578	$15.96415	1,356,696
01/01/2018 to 12/31/2018	$15.96415	$14.91406	1,063,802
01/01/2019 to 12/31/2019	$14.91406	$17.50365	995,571
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16255	12,751
01/01/2012 to 12/31/2012	$9.16255	$10.07596	22,426
01/01/2013 to 12/31/2013	$10.07596	$10.97739	22,367
01/01/2014 to 12/31/2014	$10.97739	$11.31669	20,385
01/01/2015 to 12/31/2015	$11.31669	$10.78833	20,068
01/01/2016 to 12/31/2016	$10.78833	$11.34118	18,043
01/01/2017 to 12/31/2017	$11.34118	$12.55240	18,483
01/01/2018 to 12/31/2018	$12.55240	$11.68418	20,536
01/01/2019 to 12/31/2019	$11.68418	$13.50668	19,751
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.48658	$11.72926	11,456
01/01/2011 to 12/31/2011	$11.72926	$11.78694	9,762
01/01/2012 to 12/31/2012	$11.78694	$12.12782	10,369
01/01/2013 to 12/31/2013	$12.12782	$11.66008	509
01/01/2014 to 12/31/2014	$11.66008	$11.44852	771
01/01/2015 to 12/31/2015	$11.44852	$11.30598	521
01/01/2016 to 12/31/2016	$11.30598	$11.29361	45
01/01/2017 to 12/31/2017	$11.29361	$11.28886	86
01/01/2018 to 12/31/2018	$11.28886	$11.17638	0
01/01/2019 to 12/31/2019	$11.17638	$11.49161	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.05880	$12.76610	80,428
01/01/2011 to 12/31/2011	$12.76610	$12.94556	46,981
01/01/2012 to 12/31/2012	$12.94556	$13.90862	46,392
01/01/2013 to 12/31/2013	$13.90862	$13.41826	23,193
01/01/2014 to 12/31/2014	$13.41826	$13.74548	32,012
01/01/2015 to 12/31/2015	$13.74548	$13.22431	22,907
01/01/2016 to 12/31/2016	$13.22431	$13.54685	15,803
01/01/2017 to 12/31/2017	$13.54685	$13.89515	21,767
01/01/2018 to 12/31/2018	$13.89515	$13.56477	14,105
01/01/2019 to 12/31/2019	$13.56477	$14.56141	21,370
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.98780	$12.02578	100
01/01/2011 to 12/31/2011	$12.02578	$13.70693	506
01/01/2012 to 12/31/2012	$13.70693	$14.26024	0
01/01/2013 to 12/31/2013	$14.26024	$13.33784	0
01/01/2014 to 12/31/2014	$13.33784	$13.66734	0
01/01/2015 to 12/31/2015	$13.66734	$13.57611	0
01/01/2016 to 12/31/2016	$13.57611	$13.53613	0
01/01/2017 to 12/31/2017	$13.53613	$13.40522	0
01/01/2018 to 12/31/2018	$13.40522	$13.24779	0
01/01/2019 to 12/31/2019	$13.24779	$13.20245	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.79604	$9.66876	58,389
01/01/2011 to 12/31/2011	$9.66876	$11.27734	95
01/01/2012 to 12/31/2012	$11.27734	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$10.82629	0
01/01/2014 to 12/31/2014	$10.82629	$11.29551	0
01/01/2015 to 12/31/2015	$11.29551	$11.27065	0
01/01/2016 to 12/31/2016	$11.27065	$11.29383	97
01/01/2017 to 12/31/2017	$11.29383	$11.19829	145
01/01/2018 to 12/31/2018	$11.19829	$11.03709	74
01/01/2019 to 12/31/2019	$11.03709	$11.22695	26
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01729	38,657
01/01/2011 to 12/31/2011	$11.01729	$13.02623	638,952
01/01/2012 to 12/31/2012	$13.02623	$13.67162	227,008
01/01/2013 to 12/31/2013	$13.67162	$12.49582	26,076
01/01/2014 to 12/31/2014	$12.49582	$13.22419	13,414
01/01/2015 to 12/31/2015	$13.22419	$13.22852	16,048
01/01/2016 to 12/31/2016	$13.22852	$13.26576	17,396
01/01/2017 to 12/31/2017	$13.26576	$13.24420	281
01/01/2018 to 12/31/2018	$13.24420	$13.02403	19,348
01/01/2019 to 12/31/2019	$13.02403	$13.44868	410
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03025	286,401
01/01/2012 to 12/31/2012	$12.03025	$12.51433	365,575
01/01/2013 to 12/31/2013	$12.51433	$11.10044	18,376
01/01/2014 to 12/31/2014	$11.10044	$12.04074	18,069
01/01/2015 to 12/31/2015	$12.04074	$12.08175	18,103
01/01/2016 to 12/31/2016	$12.08175	$12.09126	18,105
01/01/2017 to 12/31/2017	$12.09126	$12.07022	561
01/01/2018 to 12/31/2018	$12.07022	$11.84404	727
01/01/2019 to 12/31/2019	$11.84404	$12.32608	301
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40740	255,326
01/01/2013 to 12/31/2013	$10.40740	$9.18516	928,295
01/01/2014 to 12/31/2014	$9.18516	$10.16623	341,703
01/01/2015 to 12/31/2015	$10.16623	$10.26182	68,093
01/01/2016 to 12/31/2016	$10.26182	$10.27831	67,072
01/01/2017 to 12/31/2017	$10.27831	$10.27325	66,067
01/01/2018 to 12/31/2018	$10.27325	$10.06888	65,682
01/01/2019 to 12/31/2019	$10.06888	$10.53972	65,251
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75667	617,813
01/01/2014 to 12/31/2014	$8.75667	$9.86176	405,588
01/01/2015 to 12/31/2015	$9.86176	$9.96747	1,968
01/01/2016 to 12/31/2016	$9.96747	$9.98311	1,965
01/01/2017 to 12/31/2017	$9.98311	$9.97694	1,961
01/01/2018 to 12/31/2018	$9.97694	$9.74124	1,958
01/01/2019 to 12/31/2019	$9.74124	$10.33546	1,954
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31222	185,355
01/01/2015 to 12/31/2015	$11.31222	$11.33979	797,267
01/01/2016 to 12/31/2016	$11.33979	$11.42066	69,592
01/01/2017 to 12/31/2017	$11.42066	$11.43018	5,859
01/01/2018 to 12/31/2018	$11.43018	$11.15003	12,277
01/01/2019 to 12/31/2019	$11.15003	$11.91354	2,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94591	349,755
01/01/2016 to 12/31/2016	$9.94591	$9.97813	528,671
01/01/2017 to 12/31/2017	$9.97813	$10.04433	265,253
01/01/2018 to 12/31/2018	$10.04433	$9.76798	316,899
01/01/2019 to 12/31/2019	$9.76798	$10.56276	122,757
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88741	801,584
01/01/2017 to 12/31/2017	$9.88741	$9.97864	460,548
01/01/2018 to 12/31/2018	$9.97864	$9.68275	477,606
01/01/2019 to 12/31/2019	$9.68275	$10.53324	201,025
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99810	$10.04467	1,141
01/01/2018 to 12/31/2018	$10.04467	$9.66820	80,503
01/01/2019 to 12/31/2019	$9.66820	$10.60312	8,900
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99810	$9.66979	0
01/01/2019 to 12/31/2019	$9.66979	$10.67226	51,052
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99905	$11.24330	68,331
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.00313	$10.03170	5,740,105
01/01/2011 to 12/31/2011	$10.03170	$9.62010	5,142,553
01/01/2012 to 12/31/2012	$9.62010	$10.75186	5,122,405
01/01/2013 to 12/31/2013	$10.75186	$12.96360	5,014,287
01/01/2014 to 12/31/2014	$12.96360	$13.63181	4,801,992
01/01/2015 to 12/31/2015	$13.63181	$13.46876	4,364,272
01/01/2016 to 12/31/2016	$13.46876	$14.14249	4,045,503
01/01/2017 to 12/31/2017	$14.14249	$16.38656	3,456,910
01/01/2018 to 12/31/2018	$16.38656	$15.10184	2,872,429
01/01/2019 to 12/31/2019	$15.10184	$18.14411	2,452,785
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65594	0
01/01/2014 to 12/31/2014	$11.65594	$13.01454	0
01/01/2015 to 12/31/2015	$13.01454	$12.33375	0
01/01/2016 to 12/31/2016	$12.33375	$13.92760	0
01/01/2017 to 12/31/2017	$13.92760	$16.20788	800
01/01/2018 to 12/31/2018	$16.20788	$15.16855	763
01/01/2019 to 12/31/2019	$15.16855	$19.53376	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.11460	$9.58600	8,225
01/01/2011 to 12/31/2011	$9.58600	$8.94656	4,220
01/01/2012 to 12/31/2012	$8.94656	$11.14928	7,623
01/01/2013 to 12/31/2013	$11.14928	$11.43388	7,791
01/01/2014 to 12/31/2014	$11.43388	$12.80175	7,787
01/01/2015 to 12/31/2015	$12.80175	$12.57027	5,799
01/01/2016 to 12/31/2016	$12.57027	$12.46508	5,559
01/01/2017 to 12/31/2017	$12.46508	$13.58499	6,522
01/01/2018 to 12/31/2018	$13.58499	$12.72136	4,338
01/01/2019 to 12/31/2019	$12.72136	$15.64407	2,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$7.88735	$9.97588	3,002
01/01/2011 to 12/31/2011	$9.97588	$10.45070	1,299
01/01/2012 to 12/31/2012	$10.45070	$11.84713	2,109
01/01/2013 to 12/31/2013	$11.84713	$12.00823	602
01/01/2014 to 12/31/2014	$12.00823	$15.45011	876
01/01/2015 to 12/31/2015	$15.45011	$15.91989	271
01/01/2016 to 12/31/2016	$15.91989	$16.40008	193
01/01/2017 to 12/31/2017	$16.40008	$17.12535	285
01/01/2018 to 12/31/2018	$17.12535	$16.02897	113
01/01/2019 to 12/31/2019	$16.02897	$20.67101	296
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.79712	$9.88773	1,180,706
01/01/2011 to 12/31/2011	$9.88773	$9.57167	945,215
01/01/2012 to 12/31/2012	$9.57167	$10.40722	936,387
01/01/2013 to 12/31/2013	$10.40722	$11.73797	880,780
01/01/2014 to 12/31/2014	$11.73797	$11.89971	822,413
01/01/2015 to 12/31/2015	$11.89971	$11.81091	740,930
01/01/2016 to 12/31/2016	$11.81091	$12.10197	699,851
01/01/2017 to 12/31/2017	$12.10197	$13.85359	602,583
01/01/2018 to 12/31/2018	$13.85359	$12.55958	494,244
01/01/2019 to 12/31/2019	$12.55958	$14.81238	444,991
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.23061	$10.12402	196,131
01/01/2011 to 12/31/2011	$10.12402	$9.89972	158,625
01/01/2012 to 12/31/2012	$9.89972	$10.71473	162,464
01/01/2013 to 12/31/2013	$10.71473	$11.56473	115,142
01/01/2014 to 12/31/2014	$11.56473	$11.82516	211,086
01/01/2015 to 12/31/2015	$11.82516	$11.51605	153,374
01/01/2016 to 12/31/2016	$11.51605	$11.91324	124,022
01/01/2017 to 12/31/2017	$11.91324	$13.14709	117,139
01/01/2018 to 12/31/2018	$13.14709	$12.00784	86,079
01/01/2019 to 12/31/2019	$12.00784	$13.69213	90,205
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.52067	$11.86158	678
01/01/2011 to 12/31/2011	$11.86158	$11.80975	427
01/01/2012 to 12/31/2012	$11.80975	$13.42742	693
01/01/2013 to 12/31/2013	$13.42742	$18.31854	267
01/01/2014 to 12/31/2014	$18.31854	$19.29943	584
01/01/2015 to 12/31/2015	$19.29943	$17.92539	350
01/01/2016 to 12/31/2016	$17.92539	$21.90098	154
01/01/2017 to 12/31/2017	$21.90098	$24.14873	167
01/01/2018 to 12/31/2018	$24.14873	$20.39337	117
01/01/2019 to 12/31/2019	$20.39337	$24.57952	2,264
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.44180	$10.26477	20,194
01/01/2011 to 12/31/2011	$10.26477	$10.09057	14,484
01/01/2012 to 12/31/2012	$10.09057	$9.91778	11,183
01/01/2013 to 12/31/2013	$9.91778	$9.74711	4,286
01/01/2014 to 12/31/2014	$9.74711	$9.57930	3,706
01/01/2015 to 12/31/2015	$9.57930	$9.41473	11,658
01/01/2016 to 12/31/2016	$9.41473	$9.25340	1,471
01/01/2017 to 12/31/2017	$9.25340	$9.12558	1,254
01/01/2018 to 12/31/2018	$9.12558	$9.08439	980
01/01/2019 to 12/31/2019	$9.08439	$9.07910	1,033

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.37011	$11.56763	6,252
01/01/2011 to 12/31/2011	$11.56763	$11.72970	3,189
01/01/2012 to 12/31/2012	$11.72970	$13.12705	4,253
01/01/2013 to 12/31/2013	$13.12705	$13.82773	1,412
01/01/2014 to 12/31/2014	$13.82773	$13.93758	2,673
01/01/2015 to 12/31/2015	$13.93758	$13.20972	887
01/01/2016 to 12/31/2016	$13.20972	$14.98190	497
01/01/2017 to 12/31/2017	$14.98190	$15.82500	182
01/01/2018 to 12/31/2018	$15.82500	$15.24253	59
01/01/2019 to 12/31/2019	$15.24253	$17.27233	129
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.08407	$7.87845	7,746
01/01/2011 to 12/31/2011	$7.87845	$7.41911	3,072
01/01/2012 to 12/31/2012	$7.41911	$8.52255	3,715
01/01/2013 to 12/31/2013	$8.52255	$11.71491	1,734
01/01/2014 to 12/31/2014	$11.71491	$13.09615	2,922
01/01/2015 to 12/31/2015	$13.09615	$11.86233	1,674
01/01/2016 to 12/31/2016	$11.86233	$13.97729	1,685
01/01/2017 to 12/31/2017	$13.97729	$16.37414	2,924
01/01/2018 to 12/31/2018	$16.37414	$13.81364	1,564
01/01/2019 to 12/31/2019	$13.81364	$17.58416	10,605
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$8.06631	$9.07693	5,838
01/01/2011 to 12/31/2011	$9.07693	$7.76802	3,046
01/01/2012 to 12/31/2012	$7.76802	$9.18910	3,757
01/01/2013 to 12/31/2013	$9.18910	$10.75208	1,470
01/01/2014 to 12/31/2014	$10.75208	$9.98329	3,213
01/01/2015 to 12/31/2015	$9.98329	$10.12041	2,173
01/01/2016 to 12/31/2016	$10.12041	$9.57095	1,123
01/01/2017 to 12/31/2017	$9.57095	$12.73918	1,018
01/01/2018 to 12/31/2018	$12.73918	$10.84999	503
01/01/2019 to 12/31/2019	$10.84999	$14.08750	1,308
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.87760	$9.69193	7,861
01/01/2011 to 12/31/2011	$9.69193	$8.33006	3,732
01/01/2012 to 12/31/2012	$8.33006	$9.55185	4,899
01/01/2013 to 12/31/2013	$9.55185	$11.21503	1,633
01/01/2014 to 12/31/2014	$11.21503	$10.28322	3,641
01/01/2015 to 12/31/2015	$10.28322	$10.18895	2,068
01/01/2016 to 12/31/2016	$10.18895	$10.07217	860
01/01/2017 to 12/31/2017	$10.07217	$12.15776	456
01/01/2018 to 12/31/2018	$12.15776	$10.01960	198
01/01/2019 to 12/31/2019	$10.01960	$11.81886	526
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.73237	$12.77720	95,027
01/01/2011 to 12/31/2011	$12.77720	$14.12060	187,387
01/01/2012 to 12/31/2012	$14.12060	$15.18209	87,772
01/01/2013 to 12/31/2013	$15.18209	$14.44607	53,556
01/01/2014 to 12/31/2014	$14.44607	$15.15307	45,616
01/01/2015 to 12/31/2015	$15.15307	$15.06717	87,020
01/01/2016 to 12/31/2016	$15.06717	$15.43117	96,421
01/01/2017 to 12/31/2017	$15.43117	$15.82049	61,552
01/01/2018 to 12/31/2018	$15.82049	$15.50546	131,073
01/01/2019 to 12/31/2019	$15.50546	$16.95022	51,540

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.88380	$9.93736	119,181
01/01/2011 to 12/31/2011	$9.93736	$9.71107	68,162
01/01/2012 to 12/31/2012	$9.71107	$10.84004	76,152
01/01/2013 to 12/31/2013	$10.84004	$12.38828	87,349
01/01/2014 to 12/31/2014	$12.38828	$12.95014	94,562
01/01/2015 to 12/31/2015	$12.95014	$12.59413	92,631
01/01/2016 to 12/31/2016	$12.59413	$13.02377	87,574
01/01/2017 to 12/31/2017	$13.02377	$14.97074	87,564
01/01/2018 to 12/31/2018	$14.97074	$13.62729	48,147
01/01/2019 to 12/31/2019	$13.62729	$15.99530	50,914
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.75281	$9.21909	12,381
01/01/2011 to 12/31/2011	$9.21909	$8.23160	7,644
01/01/2012 to 12/31/2012	$8.23160	$9.86225	8,602
01/01/2013 to 12/31/2013	$9.86225	$11.18153	5,562
01/01/2014 to 12/31/2014	$11.18153	$10.28971	8,529
01/01/2015 to 12/31/2015	$10.28971	$9.83010	5,890
01/01/2016 to 12/31/2016	$9.83010	$9.84804	4,342
01/01/2017 to 12/31/2017	$9.84804	$12.54724	4,466
01/01/2018 to 12/31/2018	$12.54724	$10.17633	3,093
01/01/2019 to 12/31/2019	$10.17633	$12.72399	4,491
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.24727	$10.80817	460,917
01/01/2011 to 12/31/2011	$10.80817	$10.64726	472,112
01/01/2012 to 12/31/2012	$10.64726	$11.58557	484,380
01/01/2013 to 12/31/2013	$11.58557	$12.64248	479,530
01/01/2014 to 12/31/2014	$12.64248	$13.10208	482,649
01/01/2015 to 12/31/2015	$13.10208	$12.85331	437,427
01/01/2016 to 12/31/2016	$12.85331	$13.11758	402,534
01/01/2017 to 12/31/2017	$13.11758	$14.45792	362,593
01/01/2018 to 12/31/2018	$14.45792	$13.47959	295,597
01/01/2019 to 12/31/2019	$13.47959	$15.18309	263,308
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28967	$11.25705	2,266
01/01/2011 to 12/31/2011	$11.25705	$11.13692	1,226
01/01/2012 to 12/31/2012	$11.13692	$12.60745	1,644
01/01/2013 to 12/31/2013	$12.60745	$16.91249	1,346
01/01/2014 to 12/31/2014	$16.91249	$18.20134	1,736
01/01/2015 to 12/31/2015	$18.20134	$19.79057	788
01/01/2016 to 12/31/2016	$19.79057	$19.16604	954
01/01/2017 to 12/31/2017	$19.16604	$25.58658	2,163
01/01/2018 to 12/31/2018	$25.58658	$24.73901	952
01/01/2019 to 12/31/2019	$24.73901	$32.24031	1,980
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.14798	$9.58964	14,449
01/01/2011 to 12/31/2011	$9.58964	$9.33879	7,967
01/01/2012 to 12/31/2012	$9.33879	$10.30371	11,859
01/01/2013 to 12/31/2013	$10.30371	$13.83409	6,287
01/01/2014 to 12/31/2014	$13.83409	$15.03587	10,524
01/01/2015 to 12/31/2015	$15.03587	$16.26566	5,825
01/01/2016 to 12/31/2016	$16.26566	$16.87788	3,185
01/01/2017 to 12/31/2017	$16.87788	$22.06074	4,959
01/01/2018 to 12/31/2018	$22.06074	$21.09654	2,779
01/01/2019 to 12/31/2019	$21.09654	$27.29198	9,828

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$10.00657	$11.01926	2,936
01/01/2011 to 12/31/2011	$11.01926	$10.49074	1,831
01/01/2012 to 12/31/2012	$10.49074	$12.68948	2,419
01/01/2013 to 12/31/2013	$12.68948	$15.91756	647
01/01/2014 to 12/31/2014	$15.91756	$16.21177	1,061
01/01/2015 to 12/31/2015	$16.21177	$15.69952	689
01/01/2016 to 12/31/2016	$15.69952	$16.52739	641
01/01/2017 to 12/31/2017	$16.52739	$20.11644	1,104
01/01/2018 to 12/31/2018	$20.11644	$17.88006	534
01/01/2019 to 12/31/2019	$17.88006	$22.83679	1,351
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31874	3,239
01/01/2013 to 12/31/2013	$10.31874	$12.05951	1,357
01/01/2014 to 12/31/2014	$12.05951	$12.46114	2,996
01/01/2015 to 12/31/2015	$12.46114	$12.09476	2,305
01/01/2016 to 12/31/2016	$12.09476	$12.40090	1,856
01/01/2017 to 12/31/2017	$12.40090	$14.19830	658
01/01/2018 to 12/31/2018	$14.19830	$12.79819	5,435
01/01/2019 to 12/31/2019	$12.79819	$15.44122	4,942
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.97986	$9.95374	4,601
01/01/2011 to 12/31/2011	$9.95374	$9.72471	1,801
01/01/2012 to 12/31/2012	$9.72471	$11.19006	1,984
01/01/2013 to 12/31/2013	$11.19006	$15.03451	522
01/01/2014 to 12/31/2014	$15.03451	$16.06290	1,643
01/01/2015 to 12/31/2015	$16.06290	$16.92789	882
01/01/2016 to 12/31/2016	$16.92789	$16.95539	523
01/01/2017 to 12/31/2017	$16.95539	$21.78192	0
01/01/2018 to 12/31/2018	$21.78192	$21.86545	0
01/01/2019 to 12/31/2019	$21.86545	$29.60788	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19406	0
01/01/2013 to 12/31/2013	$10.19406	$13.47564	0
01/01/2014 to 12/31/2014	$13.47564	$14.59708	0
01/01/2015 to 12/31/2015	$14.59708	$14.24224	0
01/01/2016 to 12/31/2016	$14.24224	$15.87985	0
01/01/2017 to 12/31/2017	$15.87985	$18.31372	0
01/01/2018 to 12/31/2018	$18.31372	$16.17036	0
01/01/2019 to 12/31/2019	$16.17036	$20.55617	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.39351	$12.24001	9,473
01/01/2011 to 12/31/2011	$12.24001	$11.67165	4,236
01/01/2012 to 12/31/2012	$11.67165	$13.72046	5,315
01/01/2013 to 12/31/2013	$13.72046	$17.82536	2,696
01/01/2014 to 12/31/2014	$17.82536	$19.53827	4,053
01/01/2015 to 12/31/2015	$19.53827	$18.11048	3,808
01/01/2016 to 12/31/2016	$18.11048	$18.09234	2,627
01/01/2017 to 12/31/2017	$18.09234	$22.59920	4,587
01/01/2018 to 12/31/2018	$22.59920	$21.24248	2,458
01/01/2019 to 12/31/2019	$21.24248	$27.17268	6,683

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.07728	$9.79886	3,335
01/01/2011 to 12/31/2011	$9.79886	$9.39128	1,377
01/01/2012 to 12/31/2012	$9.39128	$10.81040	1,972
01/01/2013 to 12/31/2013	$10.81040	$15.08767	699
01/01/2014 to 12/31/2014	$15.08767	$16.94131	1,455
01/01/2015 to 12/31/2015	$16.94131	$15.71136	695
01/01/2016 to 12/31/2016	$15.71136	$18.25670	781
01/01/2017 to 12/31/2017	$18.25670	$20.41774	2,946
01/01/2018 to 12/31/2018	$20.41774	$16.76528	2,205
01/01/2019 to 12/31/2019	$16.76528	$19.93953	1,368
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.11891	$10.95795	14,211
01/01/2011 to 12/31/2011	$10.95795	$8.58654	9,133
01/01/2012 to 12/31/2012	$8.58654	$9.95162	11,260
01/01/2013 to 12/31/2013	$9.95162	$9.80229	10,042
01/01/2014 to 12/31/2014	$9.80229	$9.18246	12,798
01/01/2015 to 12/31/2015	$9.18246	$7.51497	10,801
01/01/2016 to 12/31/2016	$7.51497	$8.29895	8,450
01/01/2017 to 12/31/2017	$8.29895	$10.30803	9,328
01/01/2018 to 12/31/2018	$10.30803	$8.70687	6,873
01/01/2019 to 12/31/2019	$8.70687	$9.69936	11,051
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38444	$11.28481	1,469,096
01/01/2011 to 12/31/2011	$11.28481	$11.20146	1,377,189
01/01/2012 to 12/31/2012	$11.20146	$12.15069	1,420,177
01/01/2013 to 12/31/2013	$12.15069	$13.04183	1,252,164
01/01/2014 to 12/31/2014	$13.04183	$13.55778	1,126,677
01/01/2015 to 12/31/2015	$13.55778	$13.34368	993,130
01/01/2016 to 12/31/2016	$13.34368	$13.83928	872,384
01/01/2017 to 12/31/2017	$13.83928	$14.97981	814,317
01/01/2018 to 12/31/2018	$14.97981	$14.30276	711,540
01/01/2019 to 12/31/2019	$14.30276	$16.12870	691,366
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06939	0
01/01/2012 to 12/31/2012	$10.06939	$10.59962	0
01/01/2013 to 12/31/2013	$10.59962	$10.17640	0
01/01/2014 to 12/31/2014	$10.17640	$10.60757	0
01/01/2015 to 12/31/2015	$10.60757	$10.39714	0
01/01/2016 to 12/31/2016	$10.39714	$10.64882	0
01/01/2017 to 12/31/2017	$10.64882	$11.05970	0
01/01/2018 to 12/31/2018	$11.05970	$10.78012	0
01/01/2019 to 12/31/2019	$10.78012	$11.62819	5,730
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.13678	$9.51787	1,677,327
01/01/2011 to 12/31/2011	$9.51787	$8.77313	1,401,227
01/01/2012 to 12/31/2012	$8.77313	$9.73603	1,364,157
01/01/2013 to 12/31/2013	$9.73603	$11.19768	1,276,895
01/01/2014 to 12/31/2014	$11.19768	$12.01729	1,233,509
01/01/2015 to 12/31/2015	$12.01729	$11.73825	1,236,886
01/01/2016 to 12/31/2016	$11.73825	$12.70141	1,116,875
01/01/2017 to 12/31/2017	$12.70141	$14.49297	1,169,427
01/01/2018 to 12/31/2018	$14.49297	$13.16052	955,019
01/01/2019 to 12/31/2019	$13.16052	$15.41478	906,665

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67121	0
01/01/2014 to 12/31/2014	$11.67121	$13.21876	0
01/01/2015 to 12/31/2015	$13.21876	$13.19191	0
01/01/2016 to 12/31/2016	$13.19191	$14.37307	0
01/01/2017 to 12/31/2017	$14.37307	$17.15122	0
01/01/2018 to 12/31/2018	$17.15122	$15.64922	0
01/01/2019 to 12/31/2019	$15.64922	$19.25421	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.75928	$8.77355	588
01/01/2011 to 12/31/2011	$8.77355	$8.92102	5,253
01/01/2012 to 12/31/2012	$8.92102	$10.41605	393
01/01/2013 to 12/31/2013	$10.41605	$13.55651	147
01/01/2014 to 12/31/2014	$13.55651	$15.61679	345
01/01/2015 to 12/31/2015	$15.61679	$15.82080	209
01/01/2016 to 12/31/2016	$15.82080	$17.85767	116
01/01/2017 to 12/31/2017	$17.85767	$21.45662	1,420
01/01/2018 to 12/31/2018	$21.45662	$19.35305	1,313
01/01/2019 to 12/31/2019	$19.35305	$23.67359	225
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89568	1,189
01/01/2012 to 12/31/2012	$8.89568	$9.89278	1,189
01/01/2013 to 12/31/2013	$9.89278	$11.90029	1,189
01/01/2014 to 12/31/2014	$11.90029	$12.45586	1,189
01/01/2015 to 12/31/2015	$12.45586	$12.26001	4,744
01/01/2016 to 12/31/2016	$12.26001	$12.81147	2,497
01/01/2017 to 12/31/2017	$12.81147	$14.88217	2,495
01/01/2018 to 12/31/2018	$14.88217	$13.67013	5,245
01/01/2019 to 12/31/2019	$13.67013	$16.28378	5,129
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.78612	$10.14271	7,539
01/01/2011 to 12/31/2011	$10.14271	$8.66144	4,659
01/01/2012 to 12/31/2012	$8.66144	$10.22095	6,891
01/01/2013 to 12/31/2013	$10.22095	$14.14486	4,877
01/01/2014 to 12/31/2014	$14.14486	$14.58836	6,843
01/01/2015 to 12/31/2015	$14.58836	$14.52882	3,472
01/01/2016 to 12/31/2016	$14.52882	$15.37883	1,991
01/01/2017 to 12/31/2017	$15.37883	$19.30039	2,440
01/01/2018 to 12/31/2018	$19.30039	$16.90985	1,554
01/01/2019 to 12/31/2019	$16.90985	$22.68212	1,538
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.77180	$11.76047	3,732
01/01/2011 to 12/31/2011	$11.76047	$11.44523	1,577
01/01/2012 to 12/31/2012	$11.44523	$12.61772	2,245
01/01/2013 to 12/31/2013	$12.61772	$16.76255	1,274
01/01/2014 to 12/31/2014	$16.76255	$17.10340	2,256
01/01/2015 to 12/31/2015	$17.10340	$16.94132	957
01/01/2016 to 12/31/2016	$16.94132	$18.66136	729
01/01/2017 to 12/31/2017	$18.66136	$22.72769	1,357
01/01/2018 to 12/31/2018	$22.72769	$20.45755	571
01/01/2019 to 12/31/2019	$20.45755	$26.16161	3,284

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.36348	$10.35634	6,939
01/01/2011 to 12/31/2011	$10.35634	$9.57011	3,019
01/01/2012 to 12/31/2012	$9.57011	$11.11346	3,775
01/01/2013 to 12/31/2013	$11.11346	$15.00753	1,365
01/01/2014 to 12/31/2014	$15.00753	$15.52649	2,274
01/01/2015 to 12/31/2015	$15.52649	$14.60174	1,051
01/01/2016 to 12/31/2016	$14.60174	$18.54211	615
01/01/2017 to 12/31/2017	$18.54211	$19.56296	1,034
01/01/2018 to 12/31/2018	$19.56296	$15.94190	402
01/01/2019 to 12/31/2019	$15.94190	$19.11135	999
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85774	$10.80580	1,134,743
01/01/2011 to 12/31/2011	$10.80580	$10.83087	1,009,735
01/01/2012 to 12/31/2012	$10.83087	$12.08098	1,106,077
01/01/2013 to 12/31/2013	$12.08098	$13.87192	1,185,143
01/01/2014 to 12/31/2014	$13.87192	$14.43485	1,122,150
01/01/2015 to 12/31/2015	$14.43485	$14.19252	1,025,324
01/01/2016 to 12/31/2016	$14.19252	$15.00123	945,068
01/01/2017 to 12/31/2017	$15.00123	$17.01553	817,467
01/01/2018 to 12/31/2018	$17.01553	$15.83060	637,972
01/01/2019 to 12/31/2019	$15.83060	$18.80135	641,104
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.79749	$11.15143	28,201
01/01/2011 to 12/31/2011	$11.15143	$10.77407	8,146
01/01/2012 to 12/31/2012	$10.77407	$12.45032	5,640
01/01/2013 to 12/31/2013	$12.45032	$17.62352	3,661
01/01/2014 to 12/31/2014	$17.62352	$18.76579	6,409
01/01/2015 to 12/31/2015	$18.76579	$20.21049	3,097
01/01/2016 to 12/31/2016	$20.21049	$20.39960	1,817
01/01/2017 to 12/31/2017	$20.39960	$27.64567	5,526
01/01/2018 to 12/31/2018	$27.64567	$28.21805	2,707
01/01/2019 to 12/31/2019	$28.21805	$35.56188	1,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.84238	$8.66644	2,249
01/01/2011 to 12/31/2011	$8.66644	$8.47561	1,076
01/01/2012 to 12/31/2012	$8.47561	$9.44585	1,382
01/01/2013 to 12/31/2013	$9.44585	$12.49812	481
01/01/2014 to 12/31/2014	$12.49812	$12.47455	900
01/01/2015 to 12/31/2015	$12.47455	$11.51662	536
01/01/2016 to 12/31/2016	$11.51662	$12.01259	117
01/01/2017 to 12/31/2017	$12.01259	$13.76081	156
01/01/2018 to 12/31/2018	$13.76081	$12.20965	76
01/01/2019 to 12/31/2019	$12.20965	$15.11593	3,409
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$9.78660	$11.58555	26,610
01/01/2011 to 12/31/2011	$11.58555	$9.68778	13,221
01/01/2012 to 12/31/2012	$9.68778	$9.86519	13,931
01/01/2013 to 12/31/2013	$9.86519	$11.18669	6,992
01/01/2014 to 12/31/2014	$11.18669	$10.07509	11,311
01/01/2015 to 12/31/2015	$10.07509	$7.99533	9,766
01/01/2016 to 12/31/2016	$7.99533	$9.79237	5,889
01/01/2017 to 12/31/2017	$9.79237	$10.61628	9,708
01/01/2018 to 12/31/2018	$10.61628	$8.69517	5,393
01/01/2019 to 12/31/2019	$8.69517	$9.98686	6,650

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.71854	$12.17856	5,121
01/01/2011 to 12/31/2011	$12.17856	$12.46302	4,174
01/01/2012 to 12/31/2012	$12.46302	$12.88847	4,788
01/01/2013 to 12/31/2013	$12.88847	$12.19127	2,761
01/01/2014 to 12/31/2014	$12.19127	$12.04827	2,849
01/01/2015 to 12/31/2015	$12.04827	$11.29433	1,856
01/01/2016 to 12/31/2016	$11.29433	$11.58421	1,452
01/01/2017 to 12/31/2017	$11.58421	$11.61784	1,706
01/01/2018 to 12/31/2018	$11.61784	$11.64521	948
01/01/2019 to 12/31/2019	$11.64521	$11.62855	5,481
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.71638	$10.58897	1,510
01/01/2011 to 12/31/2011	$10.58897	$10.04800	608
01/01/2012 to 12/31/2012	$10.04800	$11.69310	766
01/01/2013 to 12/31/2013	$11.69310	$15.21723	289
01/01/2014 to 12/31/2014	$15.21723	$17.19427	513
01/01/2015 to 12/31/2015	$17.19427	$15.78177	241
01/01/2016 to 12/31/2016	$15.78177	$17.68172	157
01/01/2017 to 12/31/2017	$17.68172	$20.59868	631
01/01/2018 to 12/31/2018	$20.59868	$16.89713	394
01/01/2019 to 12/31/2019	$16.89713	$19.78586	867
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.20138	$9.24013	44,538
01/01/2011 to 12/31/2011	$9.24013	$8.76758	26,079
01/01/2012 to 12/31/2012	$8.76758	$9.56505	31,664
01/01/2013 to 12/31/2013	$9.56505	$11.32796	28,295
01/01/2014 to 12/31/2014	$11.32796	$11.74589	47,719
01/01/2015 to 12/31/2015	$11.74589	$11.47075	63,071
01/01/2016 to 12/31/2016	$11.47075	$12.00946	54,871
01/01/2017 to 12/31/2017	$12.00946	$13.40788	54,331
01/01/2018 to 12/31/2018	$13.40788	$12.51758	28,112
01/01/2019 to 12/31/2019	$12.51758	$14.83098	35,888
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.19841	$10.80459	9,567
01/01/2011 to 12/31/2011	$10.80459	$11.25875	5,671
01/01/2012 to 12/31/2012	$11.25875	$11.93381	7,388
01/01/2013 to 12/31/2013	$11.93381	$11.55346	4,421
01/01/2014 to 12/31/2014	$11.55346	$12.17197	6,410
01/01/2015 to 12/31/2015	$12.17197	$12.11056	8,480
01/01/2016 to 12/31/2016	$12.11056	$12.51563	6,826
01/01/2017 to 12/31/2017	$12.51563	$13.07684	7,729
01/01/2018 to 12/31/2018	$13.07684	$12.55976	5,228
01/01/2019 to 12/31/2019	$12.55976	$13.86208	12,244
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61124	$10.56057	1,463,422
01/01/2011 to 12/31/2011	$10.56057	$10.08836	1,384,234
01/01/2012 to 12/31/2012	$10.08836	$11.14410	1,249,343
01/01/2013 to 12/31/2013	$11.14410	$12.02719	1,037,203
01/01/2014 to 12/31/2014	$12.02719	$12.25357	1,036,626
01/01/2015 to 12/31/2015	$12.25357	$11.63795	951,267
01/01/2016 to 12/31/2016	$11.63795	$12.14510	874,829
01/01/2017 to 12/31/2017	$12.14510	$13.41929	811,210
01/01/2018 to 12/31/2018	$13.41929	$12.09634	697,465
01/01/2019 to 12/31/2019	$12.09634	$13.77664	660,713
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.75519	$10.88553	434,823
01/01/2011 to 12/31/2011	$10.88553	$10.69481	440,297
01/01/2012 to 12/31/2012	$10.69481	$11.92762	455,812
01/01/2013 to 12/31/2013	$11.92762	$13.64323	355,779
01/01/2014 to 12/31/2014	$13.64323	$14.20668	390,450
01/01/2015 to 12/31/2015	$14.20668	$14.05364	341,697
01/01/2016 to 12/31/2016	$14.05364	$14.77218	301,720
01/01/2017 to 12/31/2017	$14.77218	$16.95135	299,749
01/01/2018 to 12/31/2018	$16.95135	$15.65435	260,021
01/01/2019 to 12/31/2019	$15.65435	$18.72062	210,891
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.88278	$9.75608	50,495
01/01/2011 to 12/31/2011	$9.75608	$9.40046	54,420
01/01/2012 to 12/31/2012	$9.40046	$10.17351	57,843
01/01/2013 to 12/31/2013	$10.17351	$11.22577	25,721
01/01/2014 to 12/31/2014	$11.22577	$11.58269	43,913
01/01/2015 to 12/31/2015	$11.58269	$11.34785	33,848
01/01/2016 to 12/31/2016	$11.34785	$11.67290	22,886
01/01/2017 to 12/31/2017	$11.67290	$13.31543	32,168
01/01/2018 to 12/31/2018	$13.31543	$12.03324	17,716
01/01/2019 to 12/31/2019	$12.03324	$13.94013	31,152
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85682	$10.86424	694,237
01/01/2011 to 12/31/2011	$10.86424	$10.53238	651,831
01/01/2012 to 12/31/2012	$10.53238	$11.62514	606,123
01/01/2013 to 12/31/2013	$11.62514	$13.42168	540,329
01/01/2014 to 12/31/2014	$13.42168	$14.03040	479,010
01/01/2015 to 12/31/2015	$14.03040	$13.83427	434,897
01/01/2016 to 12/31/2016	$13.83427	$14.43195	374,599
01/01/2017 to 12/31/2017	$14.43195	$16.27468	352,383
01/01/2018 to 12/31/2018	$16.27468	$15.18157	301,396
01/01/2019 to 12/31/2019	$15.18157	$17.79136	309,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	76,140
01/01/2012 to 12/31/2012	$9.15301	$10.05053	77,501
01/01/2013 to 12/31/2013	$10.05053	$10.93367	74,622
01/01/2014 to 12/31/2014	$10.93367	$11.25504	62,910
01/01/2015 to 12/31/2015	$11.25504	$10.71373	66,588
01/01/2016 to 12/31/2016	$10.71373	$11.24629	57,974
01/01/2017 to 12/31/2017	$11.24629	$12.42906	52,153
01/01/2018 to 12/31/2018	$12.42906	$11.55230	20,156
01/01/2019 to 12/31/2019	$11.55230	$13.33454	15,115
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.50428	$11.72999	18,507
01/01/2011 to 12/31/2011	$11.72999	$11.77036	19,340
01/01/2012 to 12/31/2012	$11.77036	$12.09290	19,762
01/01/2013 to 12/31/2013	$12.09290	$11.60948	422
01/01/2014 to 12/31/2014	$11.60948	$11.38187	693
01/01/2015 to 12/31/2015	$11.38187	$11.22372	429
01/01/2016 to 12/31/2016	$11.22372	$11.19506	262
01/01/2017 to 12/31/2017	$11.19506	$11.17391	614
01/01/2018 to 12/31/2018	$11.17391	$11.04621	381
01/01/2019 to 12/31/2019	$11.04621	$11.34131	7,603
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.99359	$12.67844	20,172
01/01/2011 to 12/31/2011	$12.67844	$12.83777	21,424
01/01/2012 to 12/31/2012	$12.83777	$13.77245	21,874
01/01/2013 to 12/31/2013	$13.77245	$13.26724	3,916
01/01/2014 to 12/31/2014	$13.26724	$13.57074	9,526
01/01/2015 to 12/31/2015	$13.57074	$13.03698	7,627
01/01/2016 to 12/31/2016	$13.03698	$13.33538	3,611
01/01/2017 to 12/31/2017	$13.33538	$13.65822	6,765
01/01/2018 to 12/31/2018	$13.65822	$13.31366	2,703
01/01/2019 to 12/31/2019	$13.31366	$14.27081	8,958
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95660	$11.97397	373,713
01/01/2011 to 12/31/2011	$11.97397	$13.62798	248,886
01/01/2012 to 12/31/2012	$13.62798	$14.15708	157,119
01/01/2013 to 12/31/2013	$14.15708	$13.22184	124,785
01/01/2014 to 12/31/2014	$13.22184	$13.52858	119,007
01/01/2015 to 12/31/2015	$13.52858	$13.41847	113,190
01/01/2016 to 12/31/2016	$13.41847	$13.35923	74,963
01/01/2017 to 12/31/2017	$13.35923	$13.21026	61,230
01/01/2018 to 12/31/2018	$13.21026	$13.03612	11,658
01/01/2019 to 12/31/2019	$13.03612	$12.97218	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78306	$9.64023	528,085
01/01/2011 to 12/31/2011	$9.64023	$11.22759	101,117
01/01/2012 to 12/31/2012	$11.22759	$11.71417	9,380
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	0
01/01/2016 to 12/31/2016	$11.15485	$11.16138	0
01/01/2017 to 12/31/2017	$11.16138	$11.05074	0
01/01/2018 to 12/31/2018	$11.05074	$10.87515	0
01/01/2019 to 12/31/2019	$10.87515	$11.04578	9,976

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	778,013
01/01/2011 to 12/31/2011	$11.00110	$12.98795	542,945
01/01/2012 to 12/31/2012	$12.98795	$13.61130	65,573
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
01/01/2017 to 12/31/2017	$13.12974	$13.08914	0
01/01/2018 to 12/31/2018	$13.08914	$12.85232	0
01/01/2019 to 12/31/2019	$12.85232	$13.25187	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	796,652
01/01/2012 to 12/31/2012	$12.01256	$12.47759	808,569
01/01/2013 to 12/31/2013	$12.47759	$11.05160	53,913
01/01/2014 to 12/31/2014	$11.05160	$11.97007	50,596
01/01/2015 to 12/31/2015	$11.97007	$11.99313	40,900
01/01/2016 to 12/31/2016	$11.99313	$11.98501	41,060
01/01/2017 to 12/31/2017	$11.98501	$11.94661	40,085
01/01/2018 to 12/31/2018	$11.94661	$11.70535	80,261
01/01/2019 to 12/31/2019	$11.70535	$12.16380	44,851
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	645,445
01/01/2013 to 12/31/2013	$10.39215	$9.15827	1,789,579
01/01/2014 to 12/31/2014	$9.15827	$10.12164	731,314
01/01/2015 to 12/31/2015	$10.12164	$10.20188	150,166
01/01/2016 to 12/31/2016	$10.20188	$10.20324	149,501
01/01/2017 to 12/31/2017	$10.20324	$10.18326	137,103
01/01/2018 to 12/31/2018	$10.18326	$9.96599	215,444
01/01/2019 to 12/31/2019	$9.96599	$10.41672	150,072
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	1,232,761
01/01/2014 to 12/31/2014	$8.74369	$9.83272	732,327
01/01/2015 to 12/31/2015	$9.83272	$9.92342	170,526
01/01/2016 to 12/31/2016	$9.92342	$9.92442	110,406
01/01/2017 to 12/31/2017	$9.92442	$9.90371	99,674
01/01/2018 to 12/31/2018	$9.90371	$9.65558	96,958
01/01/2019 to 12/31/2019	$9.65558	$10.22939	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	491,888
01/01/2015 to 12/31/2015	$11.29546	$11.30633	1,676,610
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
01/01/2017 to 12/31/2017	$11.37029	$11.36299	0
01/01/2018 to 12/31/2018	$11.36299	$11.06799	0
01/01/2019 to 12/31/2019	$11.06799	$11.80845	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	272,221
01/01/2016 to 12/31/2016	$9.93127	$9.94890	875,150
01/01/2017 to 12/31/2017	$9.94890	$10.00015	592,756
01/01/2018 to 12/31/2018	$10.00015	$9.71067	681,251
01/01/2019 to 12/31/2019	$9.71067	$10.48532	272,169
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	1,679,588
01/01/2017 to 12/31/2017	$9.87288	$9.94940	1,156,808
01/01/2018 to 12/31/2018	$9.94940	$9.63994	1,016,260
01/01/2019 to 12/31/2019	$9.63994	$10.47114	426,770

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99794	$10.03006	1,551
01/01/2018 to 12/31/2018	$10.03006	$9.63958	137,784
01/01/2019 to 12/31/2019	$9.63958	$10.55616	43,690
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99794	$9.65559	0
01/01/2019 to 12/31/2019	$9.65559	$10.64082	172,416
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99897	$11.22675	106,417
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.43787	$10.50081	2,023,526
01/01/2011 to 12/31/2011	$10.50081	$10.05525	1,946,932
01/01/2012 to 12/31/2012	$10.05525	$11.22171	1,857,703
01/01/2013 to 12/31/2013	$11.22171	$13.51022	1,643,119
01/01/2014 to 12/31/2014	$13.51022	$14.18572	1,688,117
01/01/2015 to 12/31/2015	$14.18572	$13.99547	1,460,016
01/01/2016 to 12/31/2016	$13.99547	$14.67400	1,299,460
01/01/2017 to 12/31/2017	$14.67400	$16.97750	1,191,137
01/01/2018 to 12/31/2018	$16.97750	$15.62338	1,050,533
01/01/2019 to 12/31/2019	$15.62338	$18.74300	998,545
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	0
01/01/2014 to 12/31/2014	$11.64134	$12.97911	0
01/01/2015 to 12/31/2015	$12.97911	$12.28214	0
01/01/2016 to 12/31/2016	$12.28214	$13.84884	0
01/01/2017 to 12/31/2017	$13.84884	$16.09251	0
01/01/2018 to 12/31/2018	$16.09251	$15.03830	17
01/01/2019 to 12/31/2019	$15.03830	$19.33739	16
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.09735	$9.55158	790
01/01/2011 to 12/31/2011	$9.55158	$8.90131	1,108
01/01/2012 to 12/31/2012	$8.90131	$11.07650	1,022
01/01/2013 to 12/31/2013	$11.07650	$11.34251	273
01/01/2014 to 12/31/2014	$11.34251	$12.68089	594
01/01/2015 to 12/31/2015	$12.68089	$12.43322	298
01/01/2016 to 12/31/2016	$12.43322	$12.31114	192
01/01/2017 to 12/31/2017	$12.31114	$13.39748	368
01/01/2018 to 12/31/2018	$13.39748	$12.52708	198
01/01/2019 to 12/31/2019	$12.52708	$15.38238	474
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.43374	$13.17714	3,507
01/01/2011 to 12/31/2011	$13.17714	$13.78398	3,870
01/01/2012 to 12/31/2012	$13.78398	$15.60270	5,097
01/01/2013 to 12/31/2013	$15.60270	$15.79154	984
01/01/2014 to 12/31/2014	$15.79154	$20.28799	1,745
01/01/2015 to 12/31/2015	$20.28799	$20.87413	894
01/01/2016 to 12/31/2016	$20.87413	$21.47226	343
01/01/2017 to 12/31/2017	$21.47226	$22.38901	657
01/01/2018 to 12/31/2018	$22.38901	$20.92457	355
01/01/2019 to 12/31/2019	$20.92457	$26.94462	1,238

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.79176	$9.86717	341,078
01/01/2011 to 12/31/2011	$9.86717	$9.53771	337,060
01/01/2012 to 12/31/2012	$9.53771	$10.35497	285,270
01/01/2013 to 12/31/2013	$10.35497	$11.66190	234,210
01/01/2014 to 12/31/2014	$11.66190	$11.80502	220,377
01/01/2015 to 12/31/2015	$11.80502	$11.69967	189,704
01/01/2016 to 12/31/2016	$11.69967	$11.97033	168,991
01/01/2017 to 12/31/2017	$11.97033	$13.68273	169,145
01/01/2018 to 12/31/2018	$13.68273	$12.38625	147,771
01/01/2019 to 12/31/2019	$12.38625	$14.58635	152,006
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.20795	$10.08437	82,518
01/01/2011 to 12/31/2011	$10.08437	$9.84640	80,266
01/01/2012 to 12/31/2012	$9.84640	$10.64133	95,403
01/01/2013 to 12/31/2013	$10.64133	$11.46849	23,556
01/01/2014 to 12/31/2014	$11.46849	$11.70945	31,759
01/01/2015 to 12/31/2015	$11.70945	$11.38653	25,995
01/01/2016 to 12/31/2016	$11.38653	$11.76203	18,344
01/01/2017 to 12/31/2017	$11.76203	$12.96113	21,658
01/01/2018 to 12/31/2018	$12.96113	$11.82057	19,152
01/01/2019 to 12/31/2019	$11.82057	$13.45873	28,045
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.50032	$11.81873	5,086
01/01/2011 to 12/31/2011	$11.81873	$11.74963	5,080
01/01/2012 to 12/31/2012	$11.74963	$13.33932	5,571
01/01/2013 to 12/31/2013	$13.33932	$18.17136	2,491
01/01/2014 to 12/31/2014	$18.17136	$19.11607	3,937
01/01/2015 to 12/31/2015	$19.11607	$17.72888	2,086
01/01/2016 to 12/31/2016	$17.72888	$21.62906	1,210
01/01/2017 to 12/31/2017	$21.62906	$23.81391	2,847
01/01/2018 to 12/31/2018	$23.81391	$20.08078	1,529
01/01/2019 to 12/31/2019	$20.08078	$24.16718	4,297
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.38554	$10.19444	18,279
01/01/2011 to 12/31/2011	$10.19444	$10.00685	16,458
01/01/2012 to 12/31/2012	$10.00685	$9.82027	13,241
01/01/2013 to 12/31/2013	$9.82027	$9.63721	991
01/01/2014 to 12/31/2014	$9.63721	$9.45754	2,055
01/01/2015 to 12/31/2015	$9.45754	$9.28120	937
01/01/2016 to 12/31/2016	$9.28120	$9.10865	1,378
01/01/2017 to 12/31/2017	$9.10865	$8.96960	644
01/01/2018 to 12/31/2018	$8.96960	$8.91584	105
01/01/2019 to 12/31/2019	$8.91584	$8.89745	7,010
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.41539	$11.60106	33,309
01/01/2011 to 12/31/2011	$11.60106	$11.74628	21,046
01/01/2012 to 12/31/2012	$11.74628	$13.12633	24,311
01/01/2013 to 12/31/2013	$13.12633	$13.80651	11,540
01/01/2014 to 12/31/2014	$13.80651	$13.89564	19,104
01/01/2015 to 12/31/2015	$13.89564	$13.15056	9,268
01/01/2016 to 12/31/2016	$13.15056	$14.89286	5,693
01/01/2017 to 12/31/2017	$14.89286	$15.70790	13,068
01/01/2018 to 12/31/2018	$15.70790	$15.10730	694
01/01/2019 to 12/31/2019	$15.10730	$17.09383	1,876

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,313
01/01/2011 to 12/31/2011	$8.71427	$8.19415	8,564
01/01/2012 to 12/31/2012	$8.19415	$9.39903	8,999
01/01/2013 to 12/31/2013	$9.39903	$12.90063	4,242
01/01/2014 to 12/31/2014	$12.90063	$14.40039	6,575
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,817
01/01/2016 to 12/31/2016	$13.02449	$15.32414	2,839
01/01/2017 to 12/31/2017	$15.32414	$17.92553	4,436
01/01/2018 to 12/31/2018	$17.92553	$15.10006	2,085
01/01/2019 to 12/31/2019	$15.10006	$19.19342	4,880
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$8.02258	$9.01442	7,898
01/01/2011 to 12/31/2011	$9.01442	$7.70310	8,637
01/01/2012 to 12/31/2012	$7.70310	$9.09880	8,392
01/01/2013 to 12/31/2013	$9.09880	$10.63067	2,961
01/01/2014 to 12/31/2014	$10.63067	$9.85596	5,345
01/01/2015 to 12/31/2015	$9.85596	$9.97669	2,936
01/01/2016 to 12/31/2016	$9.97669	$9.42122	1,504
01/01/2017 to 12/31/2017	$9.42122	$12.52154	2,672
01/01/2018 to 12/31/2018	$12.52154	$10.64881	1,474
01/01/2019 to 12/31/2019	$10.64881	$13.80595	3,991
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.82960	$9.62539	16,474
01/01/2011 to 12/31/2011	$9.62539	$8.26071	16,303
01/01/2012 to 12/31/2012	$8.26071	$9.45839	15,360
01/01/2013 to 12/31/2013	$9.45839	$11.08897	5,818
01/01/2014 to 12/31/2014	$11.08897	$10.15269	11,324
01/01/2015 to 12/31/2015	$10.15269	$10.04476	6,691
01/01/2016 to 12/31/2016	$10.04476	$9.91511	2,792
01/01/2017 to 12/31/2017	$9.91511	$11.95053	6,134
01/01/2018 to 12/31/2018	$11.95053	$9.83419	3,175
01/01/2019 to 12/31/2019	$9.83419	$11.58311	8,570
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.69915	$12.72222	11,223
01/01/2011 to 12/31/2011	$12.72222	$14.03915	16,098
01/01/2012 to 12/31/2012	$14.03915	$15.07214	13,637
01/01/2013 to 12/31/2013	$15.07214	$14.32043	13,734
01/01/2014 to 12/31/2014	$14.32043	$14.99915	14,274
01/01/2015 to 12/31/2015	$14.99915	$14.89212	17,818
01/01/2016 to 12/31/2016	$14.89212	$15.22952	16,681
01/01/2017 to 12/31/2017	$15.22952	$15.59076	14,678
01/01/2018 to 12/31/2018	$15.59076	$15.25764	12,559
01/01/2019 to 12/31/2019	$15.25764	$16.65472	10,620
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.86201	$9.89847	78,485
01/01/2011 to 12/31/2011	$9.89847	$9.65878	61,451
01/01/2012 to 12/31/2012	$9.65878	$10.76599	59,132
01/01/2013 to 12/31/2013	$10.76599	$12.28543	20,383
01/01/2014 to 12/31/2014	$12.28543	$12.82372	53,243
01/01/2015 to 12/31/2015	$12.82372	$12.45281	35,578
01/01/2016 to 12/31/2016	$12.45281	$12.85872	21,033
01/01/2017 to 12/31/2017	$12.85872	$14.75940	29,887
01/01/2018 to 12/31/2018	$14.75940	$13.41510	14,039
01/01/2019 to 12/31/2019	$13.41510	$15.72294	15,862

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.55484	$11.10084	6,600
01/01/2011 to 12/31/2011	$11.10084	$9.89724	7,745
01/01/2012 to 12/31/2012	$9.89724	$11.84030	9,100
01/01/2013 to 12/31/2013	$11.84030	$13.40435	2,317
01/01/2014 to 12/31/2014	$13.40435	$12.31706	5,084
01/01/2015 to 12/31/2015	$12.31706	$11.74957	3,230
01/01/2016 to 12/31/2016	$11.74957	$11.75379	1,660
01/01/2017 to 12/31/2017	$11.75379	$14.95336	3,493
01/01/2018 to 12/31/2018	$14.95336	$12.10962	2,007
01/01/2019 to 12/31/2019	$12.10962	$15.11903	4,539
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.19913	$11.79468	251,199
01/01/2011 to 12/31/2011	$11.79468	$11.60212	252,094
01/01/2012 to 12/31/2012	$11.60212	$12.60601	248,049
01/01/2013 to 12/31/2013	$12.60601	$13.73586	186,683
01/01/2014 to 12/31/2014	$13.73586	$14.21417	215,741
01/01/2015 to 12/31/2015	$14.21417	$13.92364	206,424
01/01/2016 to 12/31/2016	$13.92364	$14.18908	182,015
01/01/2017 to 12/31/2017	$14.18908	$15.61599	199,017
01/01/2018 to 12/31/2018	$15.61599	$14.53777	177,020
01/01/2019 to 12/31/2019	$14.53777	$16.35100	186,137
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28767	$11.23842	1,490
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	0
01/01/2016 to 12/31/2016	$19.61300	$18.96618	0
01/01/2017 to 12/31/2017	$18.96618	$25.28266	0
01/01/2018 to 12/31/2018	$25.28266	$24.40884	0
01/01/2019 to 12/31/2019	$24.40884	$31.76328	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.09565	$10.68915	33,904
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,708
01/01/2012 to 12/31/2012	$10.39424	$11.45130	28,171
01/01/2013 to 12/31/2013	$11.45130	$15.35214	12,432
01/01/2014 to 12/31/2014	$15.35214	$16.66134	23,526
01/01/2015 to 12/31/2015	$16.66134	$17.99738	11,711
01/01/2016 to 12/31/2016	$17.99738	$18.64743	5,876
01/01/2017 to 12/31/2017	$18.64743	$24.33805	14,353
01/01/2018 to 12/31/2018	$24.33805	$23.23975	1,053
01/01/2019 to 12/31/2019	$23.23975	$30.02027	1,857
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.44852	$12.58852	5,988
01/01/2011 to 12/31/2011	$12.58852	$11.96714	4,538
01/01/2012 to 12/31/2012	$11.96714	$14.45384	3,848
01/01/2013 to 12/31/2013	$14.45384	$18.10409	1,453
01/01/2014 to 12/31/2014	$18.10409	$18.41149	2,315
01/01/2015 to 12/31/2015	$18.41149	$17.80334	1,107
01/01/2016 to 12/31/2016	$17.80334	$18.71472	608
01/01/2017 to 12/31/2017	$18.71472	$22.74531	1,419
01/01/2018 to 12/31/2018	$22.74531	$20.18675	765
01/01/2019 to 12/31/2019	$20.18675	$25.74504	1,297

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	33,604
01/01/2013 to 12/31/2013	$10.30845	$12.02970	16,474
01/01/2014 to 12/31/2014	$12.02970	$12.41205	27,101
01/01/2015 to 12/31/2015	$12.41205	$12.02933	13,974
01/01/2016 to 12/31/2016	$12.02933	$12.31563	7,414
01/01/2017 to 12/31/2017	$12.31563	$14.07992	17,747
01/01/2018 to 12/31/2018	$14.07992	$12.67260	2,062
01/01/2019 to 12/31/2019	$12.67260	$15.26713	6,609
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.95377	$11.01704	6,989
01/01/2011 to 12/31/2011	$11.01704	$10.74757	5,292
01/01/2012 to 12/31/2012	$10.74757	$12.34872	6,391
01/01/2013 to 12/31/2013	$12.34872	$16.56683	2,626
01/01/2014 to 12/31/2014	$16.56683	$17.67384	4,935
01/01/2015 to 12/31/2015	$17.67384	$18.59801	2,795
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,121
01/01/2017 to 12/31/2017	$18.60078	$23.86058	2,669
01/01/2018 to 12/31/2018	$23.86058	$23.91659	1,243
01/01/2019 to 12/31/2019	$23.91659	$32.33773	2,435
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	0
01/01/2016 to 12/31/2016	$14.17185	$15.77817	0
01/01/2017 to 12/31/2017	$15.77817	$18.16979	0
01/01/2018 to 12/31/2018	$18.16979	$16.01928	0
01/01/2019 to 12/31/2019	$16.01928	$20.33403	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.55150	$13.58365	7,756
01/01/2011 to 12/31/2011	$13.58365	$12.93390	7,709
01/01/2012 to 12/31/2012	$12.93390	$15.18202	10,353
01/01/2013 to 12/31/2013	$15.18202	$19.69518	4,195
01/01/2014 to 12/31/2014	$19.69518	$21.55589	7,853
01/01/2015 to 12/31/2015	$21.55589	$19.95117	13,351
01/01/2016 to 12/31/2016	$19.95117	$19.90208	6,918
01/01/2017 to 12/31/2017	$19.90208	$24.82335	16,328
01/01/2018 to 12/31/2018	$24.82335	$23.29855	2,276
01/01/2019 to 12/31/2019	$23.29855	$29.75888	5,013
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.34880	$11.32466	14,503
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,103
01/01/2012 to 12/31/2012	$10.83771	$12.45694	12,217
01/01/2013 to 12/31/2013	$12.45694	$17.36010	5,910
01/01/2014 to 12/31/2014	$17.36010	$19.46415	9,441
01/01/2015 to 12/31/2015	$19.46415	$18.02443	4,127
01/01/2016 to 12/31/2016	$18.02443	$20.91363	3,126
01/01/2017 to 12/31/2017	$20.91363	$23.35481	6,786
01/01/2018 to 12/31/2018	$23.35481	$19.14848	1,046
01/01/2019 to 12/31/2019	$19.14848	$22.74048	3,040

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.09942	$10.91854	5,348
01/01/2011 to 12/31/2011	$10.91854	$8.54304	3,318
01/01/2012 to 12/31/2012	$8.54304	$9.88663	4,708
01/01/2013 to 12/31/2013	$9.88663	$9.72394	710
01/01/2014 to 12/31/2014	$9.72394	$9.09576	1,663
01/01/2015 to 12/31/2015	$9.09576	$7.43308	812
01/01/2016 to 12/31/2016	$7.43308	$8.19659	422
01/01/2017 to 12/31/2017	$8.19659	$10.16599	2,691
01/01/2018 to 12/31/2018	$10.16599	$8.57414	1,213
01/01/2019 to 12/31/2019	$8.57414	$9.53746	3,215
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.55805	$11.45661	532,128
01/01/2011 to 12/31/2011	$11.45661	$11.35524	569,993
01/01/2012 to 12/31/2012	$11.35524	$12.29917	539,869
01/01/2013 to 12/31/2013	$12.29917	$13.18173	476,198
01/01/2014 to 12/31/2014	$13.18173	$13.68306	453,085
01/01/2015 to 12/31/2015	$13.68306	$13.44709	435,268
01/01/2016 to 12/31/2016	$13.44709	$13.92613	397,193
01/01/2017 to 12/31/2017	$13.92613	$15.05168	349,226
01/01/2018 to 12/31/2018	$15.05168	$14.34996	273,192
01/01/2019 to 12/31/2019	$14.34996	$16.15806	284,910
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	0
01/01/2016 to 12/31/2016	$10.33332	$10.56789	0
01/01/2017 to 12/31/2017	$10.56789	$10.95948	0
01/01/2018 to 12/31/2018	$10.95948	$10.66654	0
01/01/2019 to 12/31/2019	$10.66654	$11.48867	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.22871	$9.61112	493,311
01/01/2011 to 12/31/2011	$9.61112	$8.84603	472,345
01/01/2012 to 12/31/2012	$8.84603	$9.80252	433,588
01/01/2013 to 12/31/2013	$9.80252	$11.25762	368,837
01/01/2014 to 12/31/2014	$11.25762	$12.06381	401,923
01/01/2015 to 12/31/2015	$12.06381	$11.76630	352,513
01/01/2016 to 12/31/2016	$11.76630	$12.71301	295,548
01/01/2017 to 12/31/2017	$12.71301	$14.48482	324,770
01/01/2018 to 12/31/2018	$14.48482	$13.13365	268,294
01/01/2019 to 12/31/2019	$13.13365	$15.36067	263,007
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.26135	$9.32751	4,285
01/01/2011 to 12/31/2011	$9.32751	$9.47038	4,080
01/01/2012 to 12/31/2012	$9.47038	$11.04111	4,718
01/01/2013 to 12/31/2013	$11.04111	$14.34896	2,347
01/01/2014 to 12/31/2014	$14.34896	$16.50528	2,632
01/01/2015 to 12/31/2015	$16.50528	$16.69627	1,510
01/01/2016 to 12/31/2016	$16.69627	$18.81825	827
01/01/2017 to 12/31/2017	$18.81825	$22.57768	2,013
01/01/2018 to 12/31/2018	$22.57768	$20.33391	1,188
01/01/2019 to 12/31/2019	$20.33391	$24.83690	2,504

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
01/01/2017 to 12/31/2017	$12.70508	$14.73693	0
01/01/2018 to 12/31/2018	$14.73693	$13.51664	387
01/01/2019 to 12/31/2019	$13.51664	$16.07729	348
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.44657	$12.28759	4,281
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,701
01/01/2012 to 12/31/2012	$10.47763	$12.34599	16,108
01/01/2013 to 12/31/2013	$12.34599	$17.06049	8,268
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,198
01/01/2015 to 12/31/2015	$17.56956	$17.47213	5,898
01/01/2016 to 12/31/2016	$17.47213	$18.46719	3,439
01/01/2017 to 12/31/2017	$18.46719	$23.14222	7,346
01/01/2018 to 12/31/2018	$23.14222	$20.24575	1,701
01/01/2019 to 12/31/2019	$20.24575	$27.11669	5,365
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.72427	$11.67952	5,573
01/01/2011 to 12/31/2011	$11.67952	$11.34980	5,908
01/01/2012 to 12/31/2012	$11.34980	$12.49402	5,867
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,578
01/01/2014 to 12/31/2014	$16.57375	$16.88587	4,657
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,450
01/01/2016 to 12/31/2016	$16.70121	$18.36981	825
01/01/2017 to 12/31/2017	$18.36981	$22.33966	1,841
01/01/2018 to 12/31/2018	$22.33966	$20.07846	977
01/01/2019 to 12/31/2019	$20.07846	$25.63894	2,798
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.96698	$12.32368	32,174
01/01/2011 to 12/31/2011	$12.32368	$11.37136	21,942
01/01/2012 to 12/31/2012	$11.37136	$13.18554	26,348
01/01/2013 to 12/31/2013	$13.18554	$17.77929	12,595
01/01/2014 to 12/31/2014	$17.77929	$18.36690	20,189
01/01/2015 to 12/31/2015	$18.36690	$17.24749	10,014
01/01/2016 to 12/31/2016	$17.24749	$21.86978	5,969
01/01/2017 to 12/31/2017	$21.86978	$23.04000	13,937
01/01/2018 to 12/31/2018	$23.04000	$18.74751	577
01/01/2019 to 12/31/2019	$18.74751	$22.44173	1,374
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.53936	$11.53594	283,411
01/01/2011 to 12/31/2011	$11.53594	$11.54580	276,802
01/01/2012 to 12/31/2012	$11.54580	$12.85936	244,233
01/01/2013 to 12/31/2013	$12.85936	$14.74391	195,852
01/01/2014 to 12/31/2014	$14.74391	$15.31972	213,500
01/01/2015 to 12/31/2015	$15.31972	$15.04035	213,046
01/01/2016 to 12/31/2016	$15.04035	$15.87403	165,479
01/01/2017 to 12/31/2017	$15.87403	$17.97910	183,574
01/01/2018 to 12/31/2018	$17.97910	$16.70219	135,060
01/01/2019 to 12/31/2019	$16.70219	$19.80734	150,137

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.74439	$11.07477	16,781
01/01/2011 to 12/31/2011	$11.07477	$10.68434	12,712
01/01/2012 to 12/31/2012	$10.68434	$12.32839	10,860
01/01/2013 to 12/31/2013	$12.32839	$17.42511	5,552
01/01/2014 to 12/31/2014	$17.42511	$18.52728	8,365
01/01/2015 to 12/31/2015	$18.52728	$19.92422	3,628
01/01/2016 to 12/31/2016	$19.92422	$20.08118	3,185
01/01/2017 to 12/31/2017	$20.08118	$27.17420	7,711
01/01/2018 to 12/31/2018	$27.17420	$27.69577	3,831
01/01/2019 to 12/31/2019	$27.69577	$34.85218	5,568
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.05722	$9.99424	4,901
01/01/2011 to 12/31/2011	$9.99424	$9.75979	5,672
01/01/2012 to 12/31/2012	$9.75979	$10.86104	5,536
01/01/2013 to 12/31/2013	$10.86104	$14.34953	1,701
01/01/2014 to 12/31/2014	$14.34953	$14.30135	3,467
01/01/2015 to 12/31/2015	$14.30135	$13.18364	2,248
01/01/2016 to 12/31/2016	$13.18364	$13.73125	1,091
01/01/2017 to 12/31/2017	$13.73125	$15.70645	2,666
01/01/2018 to 12/31/2018	$15.70645	$13.91544	927
01/01/2019 to 12/31/2019	$13.91544	$17.20242	11,089
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.21257	$15.61837	60,070
01/01/2011 to 12/31/2011	$15.61837	$13.04089	42,405
01/01/2012 to 12/31/2012	$13.04089	$13.26007	51,693
01/01/2013 to 12/31/2013	$13.26007	$15.01427	20,011
01/01/2014 to 12/31/2014	$15.01427	$13.50228	37,408
01/01/2015 to 12/31/2015	$13.50228	$10.69926	20,927
01/01/2016 to 12/31/2016	$10.69926	$13.08484	8,916
01/01/2017 to 12/31/2017	$13.08484	$14.16499	18,963
01/01/2018 to 12/31/2018	$14.16499	$11.58459	5,363
01/01/2019 to 12/31/2019	$11.58459	$13.28610	20,095
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.14805	$11.56854	3,971
01/01/2011 to 12/31/2011	$11.56854	$11.82135	3,893
01/01/2012 to 12/31/2012	$11.82135	$12.20681	4,144
01/01/2013 to 12/31/2013	$12.20681	$11.52960	558
01/01/2014 to 12/31/2014	$11.52960	$11.37747	1,194
01/01/2015 to 12/31/2015	$11.37747	$10.64974	821
01/01/2016 to 12/31/2016	$10.64974	$10.90705	511
01/01/2017 to 12/31/2017	$10.90705	$10.92264	1,186
01/01/2018 to 12/31/2018	$10.92264	$10.93214	681
01/01/2019 to 12/31/2019	$10.93214	$10.90035	1,008
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.66687	$11.72633	16,543
01/01/2011 to 12/31/2011	$11.72633	$11.11083	11,234
01/01/2012 to 12/31/2012	$11.11083	$12.91074	14,257
01/01/2013 to 12/31/2013	$12.91074	$16.77719	6,841
01/01/2014 to 12/31/2014	$16.77719	$18.92898	10,966
01/01/2015 to 12/31/2015	$18.92898	$17.34838	5,761
01/01/2016 to 12/31/2016	$17.34838	$19.40829	3,025
01/01/2017 to 12/31/2017	$19.40829	$22.57689	7,486
01/01/2018 to 12/31/2018	$22.57689	$18.49243	718
01/01/2019 to 12/31/2019	$18.49243	$21.62198	1,646

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.70257	$9.79034	88,029
01/01/2011 to 12/31/2011	$9.79034	$9.27604	79,563
01/01/2012 to 12/31/2012	$9.27604	$10.10482	87,625
01/01/2013 to 12/31/2013	$10.10482	$11.94966	45,418
01/01/2014 to 12/31/2014	$11.94966	$12.37239	94,329
01/01/2015 to 12/31/2015	$12.37239	$12.06497	50,177
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,030
01/01/2017 to 12/31/2017	$12.61305	$14.06117	36,586
01/01/2018 to 12/31/2018	$14.06117	$13.10799	17,620
01/01/2019 to 12/31/2019	$13.10799	$15.50758	40,408
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16667	$10.75520	1,992
01/01/2011 to 12/31/2011	$10.75520	$11.19085	1,955
01/01/2012 to 12/31/2012	$11.19085	$11.84431	2,190
01/01/2013 to 12/31/2013	$11.84431	$11.44990	896
01/01/2014 to 12/31/2014	$11.44990	$12.04510	1,650
01/01/2015 to 12/31/2015	$12.04510	$11.96664	1,111
01/01/2016 to 12/31/2016	$11.96664	$12.34881	509
01/01/2017 to 12/31/2017	$12.34881	$12.88347	1,163
01/01/2018 to 12/31/2018	$12.88347	$12.35572	738
01/01/2019 to 12/31/2019	$12.35572	$13.61688	1,675
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (1.95%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22943	$13.43083	1,021,433
01/01/2011 to 12/31/2011	$13.43083	$12.82397	828,559
01/01/2012 to 12/31/2012	$12.82397	$14.15903	950,321
01/01/2013 to 12/31/2013	$14.15903	$15.27338	900,982
01/01/2014 to 12/31/2014	$15.27338	$15.55329	839,280
01/01/2015 to 12/31/2015	$15.55329	$14.76472	698,495
01/01/2016 to 12/31/2016	$14.76472	$15.40048	628,157
01/01/2017 to 12/31/2017	$15.40048	$17.00789	637,546
01/01/2018 to 12/31/2018	$17.00789	$15.32376	430,139
01/01/2019 to 12/31/2019	$15.32376	$17.44387	481,614
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.42655	$13.85960	564,010
01/01/2011 to 12/31/2011	$13.85960	$13.61010	468,521
01/01/2012 to 12/31/2012	$13.61010	$15.17148	548,458
01/01/2013 to 12/31/2013	$15.17148	$17.34521	559,457
01/01/2014 to 12/31/2014	$17.34521	$18.05257	509,860
01/01/2015 to 12/31/2015	$18.05257	$17.84949	469,007
01/01/2016 to 12/31/2016	$17.84949	$18.75315	451,047
01/01/2017 to 12/31/2017	$18.75315	$21.50913	421,592
01/01/2018 to 12/31/2018	$21.50913	$19.85369	346,590
01/01/2019 to 12/31/2019	$19.85369	$23.73099	364,711
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.95029	$13.11882	591,941
01/01/2011 to 12/31/2011	$13.11882	$12.63456	533,989
01/01/2012 to 12/31/2012	$12.63456	$13.66670	570,648
01/01/2013 to 12/31/2013	$13.66670	$15.07275	512,829
01/01/2014 to 12/31/2014	$15.07275	$15.54433	487,552
01/01/2015 to 12/31/2015	$15.54433	$15.22173	474,953
01/01/2016 to 12/31/2016	$15.22173	$15.65000	419,263
01/01/2017 to 12/31/2017	$15.65000	$17.84338	370,260
01/01/2018 to 12/31/2018	$17.84338	$16.11718	273,348
01/01/2019 to 12/31/2019	$16.11718	$18.66207	226,713
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.61605	0
01/01/2014 to 12/31/2014	$11.61605	$12.89437	0
01/01/2015 to 12/31/2015	$12.89437	$12.86613	466
01/01/2016 to 12/31/2016	$12.86613	$13.97128	425
01/01/2017 to 12/31/2017	$13.97128	$16.73834	389
01/01/2018 to 12/31/2018	$16.73834	$15.08111	356
01/01/2019 to 12/31/2019	$15.08111	$18.13257	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.05401	$13.27946	1,632,326
01/01/2011 to 12/31/2011	$13.27946	$12.86748	1,415,567
01/01/2012 to 12/31/2012	$12.86748	$14.19558	1,512,240
01/01/2013 to 12/31/2013	$14.19558	$16.38146	1,444,304
01/01/2014 to 12/31/2014	$16.38146	$17.11604	1,395,425
01/01/2015 to 12/31/2015	$17.11604	$16.86850	1,317,941
01/01/2016 to 12/31/2016	$16.86850	$17.58870	1,223,572
01/01/2017 to 12/31/2017	$17.58870	$19.82485	1,118,178
01/01/2018 to 12/31/2018	$19.82485	$18.48424	977,755
01/01/2019 to 12/31/2019	$18.48424	$21.65127	860,109
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99841	$9.15050	15,934
01/01/2012 to 12/31/2012	$9.15050	$10.04289	3,546
01/01/2013 to 12/31/2013	$10.04289	$10.92007	12,884
01/01/2014 to 12/31/2014	$10.92007	$11.23543	14,655
01/01/2015 to 12/31/2015	$11.23543	$10.68976	16,352
01/01/2016 to 12/31/2016	$10.68976	$11.21558	11,856
01/01/2017 to 12/31/2017	$11.21558	$12.38909	23,504
01/01/2018 to 12/31/2018	$12.38909	$11.50928	15,472
01/01/2019 to 12/31/2019	$11.50928	$13.27845	10,936
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.49444	$10.69508	80,281
01/01/2011 to 12/31/2011	$10.69508	$10.72658	75,067
01/01/2012 to 12/31/2012	$10.72658	$11.01506	76,371
01/01/2013 to 12/31/2013	$11.01506	$10.56945	53,226
01/01/2014 to 12/31/2014	$10.56945	$10.35721	114,157
01/01/2015 to 12/31/2015	$10.35721	$10.20821	95,188
01/01/2016 to 12/31/2016	$10.20821	$10.17722	43,471
01/01/2017 to 12/31/2017	$10.17722	$10.15319	43,471
01/01/2018 to 12/31/2018	$10.15319	$10.03220	36,142
01/01/2019 to 12/31/2019	$10.03220	$10.29513	50,834
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.06240	$11.68833	491,052
01/01/2011 to 12/31/2011	$11.68833	$11.82955	440,024
01/01/2012 to 12/31/2012	$11.82955	$12.68455	439,526
01/01/2013 to 12/31/2013	$12.68455	$12.21330	442,225
01/01/2014 to 12/31/2014	$12.21330	$12.48663	408,802
01/01/2015 to 12/31/2015	$12.48663	$11.98961	337,074
01/01/2016 to 12/31/2016	$11.98961	$12.25802	261,790
01/01/2017 to 12/31/2017	$12.25802	$12.54866	276,392
01/01/2018 to 12/31/2018	$12.54866	$12.22603	217,557
01/01/2019 to 12/31/2019	$12.22603	$13.09855	215,323
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.58605	$10.47099	0
01/01/2011 to 12/31/2011	$10.47099	$11.91160	0
01/01/2012 to 12/31/2012	$11.91160	$12.36802	0
01/01/2013 to 12/31/2013	$12.36802	$11.54539	0
01/01/2014 to 12/31/2014	$11.54539	$11.80751	0
01/01/2015 to 12/31/2015	$11.80751	$11.70579	0
01/01/2016 to 12/31/2016	$11.70579	$11.64843	0
01/01/2017 to 12/31/2017	$11.64843	$11.51295	0
01/01/2018 to 12/31/2018	$11.51295	$11.35558	0
01/01/2019 to 12/31/2019	$11.35558	$11.29463	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.26066	$10.15943	0
01/01/2011 to 12/31/2011	$10.15943	$11.82650	0
01/01/2012 to 12/31/2012	$11.82650	$12.33296	0
01/01/2013 to 12/31/2013	$12.33296	$11.30886	0
01/01/2014 to 12/31/2014	$11.30886	$11.77580	0
01/01/2015 to 12/31/2015	$11.77580	$11.72686	0
01/01/2016 to 12/31/2016	$11.72686	$11.72799	0
01/01/2017 to 12/31/2017	$11.72799	$11.60614	0
01/01/2018 to 12/31/2018	$11.60614	$11.41648	0
01/01/2019 to 12/31/2019	$11.41648	$11.59012	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99788	$10.99580	0
01/01/2011 to 12/31/2011	$10.99580	$12.97540	0
01/01/2012 to 12/31/2012	$12.97540	$13.59152	0
01/01/2013 to 12/31/2013	$13.59152	$12.39824	0
01/01/2014 to 12/31/2014	$12.39824	$13.09509	0
01/01/2015 to 12/31/2015	$13.09509	$13.07366	0
01/01/2016 to 12/31/2016	$13.07366	$13.08490	0
01/01/2017 to 12/31/2017	$13.08490	$13.03809	0
01/01/2018 to 12/31/2018	$13.03809	$12.79607	0
01/01/2019 to 12/31/2019	$12.79607	$13.18729	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99841	$12.00688	0
01/01/2012 to 12/31/2012	$12.00688	$12.46547	0
01/01/2013 to 12/31/2013	$12.46547	$11.03543	0
01/01/2014 to 12/31/2014	$11.03543	$11.94680	0
01/01/2015 to 12/31/2015	$11.94680	$11.96400	0
01/01/2016 to 12/31/2016	$11.96400	$11.94996	0
01/01/2017 to 12/31/2017	$11.94996	$11.90590	0
01/01/2018 to 12/31/2018	$11.90590	$11.65976	0
01/01/2019 to 12/31/2019	$11.65976	$12.11049	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99789	$10.38704	0
01/01/2013 to 12/31/2013	$10.38704	$9.14921	0
01/01/2014 to 12/31/2014	$9.14921	$10.10668	0
01/01/2015 to 12/31/2015	$10.10668	$10.18183	0
01/01/2016 to 12/31/2016	$10.18183	$10.17830	0
01/01/2017 to 12/31/2017	$10.17830	$10.15347	0
01/01/2018 to 12/31/2018	$10.15347	$9.93196	0
01/01/2019 to 12/31/2019	$9.93196	$10.37607	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99894	$8.73945	0
01/01/2014 to 12/31/2014	$8.73945	$9.82307	0
01/01/2015 to 12/31/2015	$9.82307	$9.90888	0
01/01/2016 to 12/31/2016	$9.90888	$9.90508	0
01/01/2017 to 12/31/2017	$9.90508	$9.87959	0
01/01/2018 to 12/31/2018	$9.87959	$9.62716	0
01/01/2019 to 12/31/2019	$9.62716	$10.19435	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99894	$11.28985	0
01/01/2015 to 12/31/2015	$11.28985	$11.29522	0
01/01/2016 to 12/31/2016	$11.29522	$11.35339	0
01/01/2017 to 12/31/2017	$11.35339	$11.34047	0
01/01/2018 to 12/31/2018	$11.34047	$11.04059	0
01/01/2019 to 12/31/2019	$11.04059	$11.77347	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99894	$9.92644	0
01/01/2016 to 12/31/2016	$9.92644	$9.93905	0
01/01/2017 to 12/31/2017	$9.93905	$9.98543	0
01/01/2018 to 12/31/2018	$9.98543	$9.69155	0
01/01/2019 to 12/31/2019	$9.69155	$10.45960	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99789	$9.86806	0
01/01/2017 to 12/31/2017	$9.86806	$9.93969	0
01/01/2018 to 12/31/2018	$9.93969	$9.62588	0
01/01/2019 to 12/31/2019	$9.62588	$10.45079	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99788	$10.02505	0
01/01/2018 to 12/31/2018	$10.02505	$9.63028	0
01/01/2019 to 12/31/2019	$9.63028	$10.54086	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99788	$9.65069	0
01/01/2019 to 12/31/2019	$9.65069	$10.63020	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99894	$11.22125	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.32315	$13.70422	1,318,792
01/01/2011 to 12/31/2011	$13.70422	$13.11625	991,497
01/01/2012 to 12/31/2012	$13.11625	$14.63036	1,179,396
01/01/2013 to 12/31/2013	$14.63036	$17.60529	1,214,857
01/01/2014 to 12/31/2014	$17.60529	$18.47645	1,209,625
01/01/2015 to 12/31/2015	$18.47645	$18.21974	1,121,733
01/01/2016 to 12/31/2016	$18.21974	$19.09374	1,041,895
01/01/2017 to 12/31/2017	$19.09374	$22.08013	983,350
01/01/2018 to 12/31/2018	$22.08013	$20.30899	781,509
01/01/2019 to 12/31/2019	$20.30899	$24.35242	737,395
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99841	$11.63640	2,132
01/01/2014 to 12/31/2014	$11.63640	$12.96723	1,869
01/01/2015 to 12/31/2015	$12.96723	$12.26495	2,921
01/01/2016 to 12/31/2016	$12.26495	$13.82271	5,551
01/01/2017 to 12/31/2017	$13.82271	$16.05437	4,415
01/01/2018 to 12/31/2018	$16.05437	$14.99528	2,390
01/01/2019 to 12/31/2019	$14.99528	$19.27270	5,403
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.95016	$16.44739	6,662
01/01/2011 to 12/31/2011	$16.44739	$15.32029	4,661
01/01/2012 to 12/31/2012	$15.32029	$19.05468	5,526
01/01/2013 to 12/31/2013	$19.05468	$19.50272	11,710
01/01/2014 to 12/31/2014	$19.50272	$21.79318	5,006
01/01/2015 to 12/31/2015	$21.79318	$21.35711	3,229
01/01/2016 to 12/31/2016	$21.35711	$21.13691	2,829
01/01/2017 to 12/31/2017	$21.13691	$22.99078	2,475
01/01/2018 to 12/31/2018	$22.99078	$21.48667	1,918
01/01/2019 to 12/31/2019	$21.48667	$26.37120	1,991

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.52687	$18.33755	14,638
01/01/2011 to 12/31/2011	$18.33755	$19.17281	8,818
01/01/2012 to 12/31/2012	$19.17281	$21.69183	9,357
01/01/2013 to 12/31/2013	$21.69183	$21.94358	16,861
01/01/2014 to 12/31/2014	$21.94358	$28.17786	18,488
01/01/2015 to 12/31/2015	$28.17786	$28.97784	12,763
01/01/2016 to 12/31/2016	$28.97784	$29.79355	10,054
01/01/2017 to 12/31/2017	$29.79355	$31.05029	9,549
01/01/2018 to 12/31/2018	$31.05029	$29.00508	2,159
01/01/2019 to 12/31/2019	$29.00508	$37.33168	3,469
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.30994	$13.80890	457,611
01/01/2011 to 12/31/2011	$13.80890	$13.34133	398,299
01/01/2012 to 12/31/2012	$13.34133	$14.47747	430,537
01/01/2013 to 12/31/2013	$14.47747	$16.29666	384,413
01/01/2014 to 12/31/2014	$16.29666	$16.48864	349,365
01/01/2015 to 12/31/2015	$16.48864	$16.33350	313,378
01/01/2016 to 12/31/2016	$16.33350	$16.70324	240,186
01/01/2017 to 12/31/2017	$16.70324	$19.08352	221,283
01/01/2018 to 12/31/2018	$19.08352	$17.26695	172,475
01/01/2019 to 12/31/2019	$17.26695	$20.32410	173,686
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.87199	$12.99556	511,352
01/01/2011 to 12/31/2011	$12.99556	$12.68275	467,260
01/01/2012 to 12/31/2012	$12.68275	$13.69989	498,575
01/01/2013 to 12/31/2013	$13.69989	$14.75766	412,899
01/01/2014 to 12/31/2014	$14.75766	$15.06034	399,827
01/01/2015 to 12/31/2015	$15.06034	$14.63787	362,305
01/01/2016 to 12/31/2016	$14.63787	$15.11310	295,060
01/01/2017 to 12/31/2017	$15.11310	$16.64571	256,445
01/01/2018 to 12/31/2018	$16.64571	$15.17339	190,227
01/01/2019 to 12/31/2019	$15.17339	$17.26771	200,783
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.77276	$15.88201	53,748
01/01/2011 to 12/31/2011	$15.88201	$15.78149	40,426
01/01/2012 to 12/31/2012	$15.78149	$17.90792	41,625
01/01/2013 to 12/31/2013	$17.90792	$24.38308	49,386
01/01/2014 to 12/31/2014	$24.38308	$25.63821	39,733
01/01/2015 to 12/31/2015	$25.63821	$23.76601	34,854
01/01/2016 to 12/31/2016	$23.76601	$28.98016	33,814
01/01/2017 to 12/31/2017	$28.98016	$31.89211	35,740
01/01/2018 to 12/31/2018	$31.89211	$26.87938	19,953
01/01/2019 to 12/31/2019	$26.87938	$32.33344	21,722
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.87777	$9.69131	52,108
01/01/2011 to 12/31/2011	$9.69131	$9.50835	61,745
01/01/2012 to 12/31/2012	$9.50835	$9.32702	53,311
01/01/2013 to 12/31/2013	$9.32702	$9.14853	50,101
01/01/2014 to 12/31/2014	$9.14853	$8.97343	43,507
01/01/2015 to 12/31/2015	$8.97343	$8.80185	34,231
01/01/2016 to 12/31/2016	$8.80185	$8.63395	29,685
01/01/2017 to 12/31/2017	$8.63395	$8.49791	27,736
01/01/2018 to 12/31/2018	$8.49791	$8.44282	23,332
01/01/2019 to 12/31/2019	$8.44282	$8.42135	41,606

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.52966	$13.94919	31,564
01/01/2011 to 12/31/2011	$13.94919	$14.11698	30,928
01/01/2012 to 12/31/2012	$14.11698	$15.76773	36,287
01/01/2013 to 12/31/2013	$15.76773	$16.57675	34,149
01/01/2014 to 12/31/2014	$16.57675	$16.67561	35,362
01/01/2015 to 12/31/2015	$16.67561	$15.77372	25,314
01/01/2016 to 12/31/2016	$15.77372	$17.85478	22,157
01/01/2017 to 12/31/2017	$17.85478	$18.82273	23,200
01/01/2018 to 12/31/2018	$18.82273	$18.09402	20,644
01/01/2019 to 12/31/2019	$18.09402	$20.46331	22,060
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.74667	$14.14819	17,023
01/01/2011 to 12/31/2011	$14.14819	$13.29726	13,999
01/01/2012 to 12/31/2012	$13.29726	$15.24503	12,640
01/01/2013 to 12/31/2013	$15.24503	$20.91410	11,978
01/01/2014 to 12/31/2014	$20.91410	$23.33405	12,854
01/01/2015 to 12/31/2015	$23.33405	$21.09411	10,209
01/01/2016 to 12/31/2016	$21.09411	$24.80628	4,391
01/01/2017 to 12/31/2017	$24.80628	$29.00321	5,406
01/01/2018 to 12/31/2018	$29.00321	$24.41959	7,894
01/01/2019 to 12/31/2019	$24.41959	$31.02424	10,201
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.28533	$14.92060	7,775
01/01/2011 to 12/31/2011	$14.92060	$12.74401	7,548
01/01/2012 to 12/31/2012	$12.74401	$15.04565	7,775
01/01/2013 to 12/31/2013	$15.04565	$17.57026	5,459
01/01/2014 to 12/31/2014	$17.57026	$16.28200	5,455
01/01/2015 to 12/31/2015	$16.28200	$16.47336	9,509
01/01/2016 to 12/31/2016	$16.47336	$15.54838	8,597
01/01/2017 to 12/31/2017	$15.54838	$20.65495	6,940
01/01/2018 to 12/31/2018	$20.65495	$17.55708	11,393
01/01/2019 to 12/31/2019	$17.55708	$22.75135	12,276
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.11671	$14.29181	20,080
01/01/2011 to 12/31/2011	$14.29181	$12.25942	16,831
01/01/2012 to 12/31/2012	$12.25942	$14.02985	16,449
01/01/2013 to 12/31/2013	$14.02985	$16.44049	12,897
01/01/2014 to 12/31/2014	$16.44049	$15.04489	12,928
01/01/2015 to 12/31/2015	$15.04489	$14.87771	12,499
01/01/2016 to 12/31/2016	$14.87771	$14.67838	13,136
01/01/2017 to 12/31/2017	$14.67838	$17.68303	12,035
01/01/2018 to 12/31/2018	$17.68303	$14.54438	9,812
01/01/2019 to 12/31/2019	$14.54438	$17.12267	10,932
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.85750	$11.80119	4
01/01/2011 to 12/31/2011	$11.80119	$13.01645	2,156,130
01/01/2012 to 12/31/2012	$13.01645	$13.96741	802,828
01/01/2013 to 12/31/2013	$13.96741	$13.26421	169,296
01/01/2014 to 12/31/2014	$13.26421	$13.88604	185,952
01/01/2015 to 12/31/2015	$13.88604	$13.78020	755,307
01/01/2016 to 12/31/2016	$13.78020	$14.08546	879,418
01/01/2017 to 12/31/2017	$14.08546	$14.41251	390,706
01/01/2018 to 12/31/2018	$14.41251	$14.09764	1,625,627
01/01/2019 to 12/31/2019	$14.09764	$15.38099	521,288

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.26108	$13.68833	290,961
01/01/2011 to 12/31/2011	$13.68833	$13.35045	254,430
01/01/2012 to 12/31/2012	$13.35045	$14.87346	264,463
01/01/2013 to 12/31/2013	$14.87346	$16.96442	258,815
01/01/2014 to 12/31/2014	$16.96442	$17.69896	251,338
01/01/2015 to 12/31/2015	$17.69896	$17.17857	226,615
01/01/2016 to 12/31/2016	$17.17857	$17.72985	219,620
01/01/2017 to 12/31/2017	$17.72985	$20.34045	189,412
01/01/2018 to 12/31/2018	$20.34045	$18.47858	159,370
01/01/2019 to 12/31/2019	$18.47858	$21.64691	166,275
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.60349	$14.30022	83,132
01/01/2011 to 12/31/2011	$14.30022	$12.74350	59,596
01/01/2012 to 12/31/2012	$12.74350	$15.23803	64,202
01/01/2013 to 12/31/2013	$15.23803	$17.24255	71,266
01/01/2014 to 12/31/2014	$17.24255	$15.83614	62,436
01/01/2015 to 12/31/2015	$15.83614	$15.09904	59,785
01/01/2016 to 12/31/2016	$15.09904	$15.09703	60,300
01/01/2017 to 12/31/2017	$15.09703	$19.19734	63,457
01/01/2018 to 12/31/2018	$19.19734	$15.53895	40,312
01/01/2019 to 12/31/2019	$15.53895	$19.39103	34,654
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.67943	$12.29454	198,793
01/01/2011 to 12/31/2011	$12.29454	$12.08786	153,414
01/01/2012 to 12/31/2012	$12.08786	$13.12718	198,892
01/01/2013 to 12/31/2013	$13.12718	$14.29659	173,040
01/01/2014 to 12/31/2014	$14.29659	$14.78733	156,047
01/01/2015 to 12/31/2015	$14.78733	$14.47795	127,626
01/01/2016 to 12/31/2016	$14.47795	$14.74673	111,643
01/01/2017 to 12/31/2017	$14.74673	$16.22180	107,162
01/01/2018 to 12/31/2018	$16.22180	$15.09423	81,649
01/01/2019 to 12/31/2019	$15.09423	$16.96846	90,556
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28698	$11.23222	12,805
01/01/2011 to 12/31/2011	$11.23222	$11.09062	11,847
01/01/2012 to 12/31/2012	$11.09062	$12.53028	21,641
01/01/2013 to 12/31/2013	$12.53028	$16.77603	17,742
01/01/2014 to 12/31/2014	$16.77603	$18.01909	13,096
01/01/2015 to 12/31/2015	$18.01909	$19.55398	14,311
01/01/2016 to 12/31/2016	$19.55398	$18.89984	11,820
01/01/2017 to 12/31/2017	$18.89984	$25.18190	19,802
01/01/2018 to 12/31/2018	$25.18190	$24.29964	19,039
01/01/2019 to 12/31/2019	$24.29964	$31.60578	16,840
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.72864	$14.95140	49,095
01/01/2011 to 12/31/2011	$14.95140	$14.53184	33,718
01/01/2012 to 12/31/2012	$14.53184	$16.00178	35,308
01/01/2013 to 12/31/2013	$16.00178	$21.44225	33,305
01/01/2014 to 12/31/2014	$21.44225	$23.25943	54,038
01/01/2015 to 12/31/2015	$23.25943	$25.11237	46,929
01/01/2016 to 12/31/2016	$25.11237	$26.00664	49,822
01/01/2017 to 12/31/2017	$26.00664	$33.92641	40,879
01/01/2018 to 12/31/2018	$33.92641	$32.37951	28,247
01/01/2019 to 12/31/2019	$32.37951	$41.80616	23,061

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.37974	$14.70491	51,774
01/01/2011 to 12/31/2011	$14.70491	$13.97222	31,882
01/01/2012 to 12/31/2012	$13.97222	$16.86736	42,625
01/01/2013 to 12/31/2013	$16.86736	$21.11684	32,729
01/01/2014 to 12/31/2014	$21.11684	$21.46497	40,943
01/01/2015 to 12/31/2015	$21.46497	$20.74591	36,157
01/01/2016 to 12/31/2016	$20.74591	$21.79721	32,481
01/01/2017 to 12/31/2017	$21.79721	$26.47870	33,441
01/01/2018 to 12/31/2018	$26.47870	$23.48851	21,805
01/01/2019 to 12/31/2019	$23.48851	$29.94121	22,585
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99842	$10.30497	56,670
01/01/2013 to 12/31/2013	$10.30497	$12.01975	33,041
01/01/2014 to 12/31/2014	$12.01975	$12.39565	30,755
01/01/2015 to 12/31/2015	$12.39565	$12.00762	27,450
01/01/2016 to 12/31/2016	$12.00762	$12.28753	23,322
01/01/2017 to 12/31/2017	$12.28753	$14.04098	23,302
01/01/2018 to 12/31/2018	$14.04098	$12.63131	16,332
01/01/2019 to 12/31/2019	$12.63131	$15.20998	18,903
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.16473	$13.45761	15,031
01/01/2011 to 12/31/2011	$13.45761	$13.12223	10,603
01/01/2012 to 12/31/2012	$13.12223	$15.06982	11,495
01/01/2013 to 12/31/2013	$15.06982	$20.20752	10,572
01/01/2014 to 12/31/2014	$20.20752	$21.54740	13,209
01/01/2015 to 12/31/2015	$21.54740	$22.66308	10,853
01/01/2016 to 12/31/2016	$22.66308	$22.65541	10,512
01/01/2017 to 12/31/2017	$22.65541	$29.04752	19,320
01/01/2018 to 12/31/2018	$29.04752	$29.10137	15,029
01/01/2019 to 12/31/2019	$29.10137	$39.32884	13,445
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99842	$10.18671	1,323
01/01/2013 to 12/31/2013	$10.18671	$13.43964	2,060
01/01/2014 to 12/31/2014	$13.43964	$14.52945	3,359
01/01/2015 to 12/31/2015	$14.52945	$14.14846	4,712
01/01/2016 to 12/31/2016	$14.14846	$15.74445	17,087
01/01/2017 to 12/31/2017	$15.74445	$18.12201	9,569
01/01/2018 to 12/31/2018	$18.12201	$15.96936	5,719
01/01/2019 to 12/31/2019	$15.96936	$20.26087	12,703
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.49906	$15.86600	43,391
01/01/2011 to 12/31/2011	$15.86600	$15.09953	35,555
01/01/2012 to 12/31/2012	$15.09953	$17.71525	39,905
01/01/2013 to 12/31/2013	$17.71525	$22.97023	47,316
01/01/2014 to 12/31/2014	$22.97023	$25.12814	36,624
01/01/2015 to 12/31/2015	$25.12814	$23.24614	49,382
01/01/2016 to 12/31/2016	$23.24614	$23.17737	45,771
01/01/2017 to 12/31/2017	$23.17737	$28.89444	46,361
01/01/2018 to 12/31/2018	$28.89444	$27.10619	27,251
01/01/2019 to 12/31/2019	$27.10619	$34.60531	24,951

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.73161	$16.62562	25,525
01/01/2011 to 12/31/2011	$16.62562	$15.90297	19,251
01/01/2012 to 12/31/2012	$15.90297	$18.27003	19,073
01/01/2013 to 12/31/2013	$18.27003	$25.44872	23,362
01/01/2014 to 12/31/2014	$25.44872	$28.51908	26,726
01/01/2015 to 12/31/2015	$28.51908	$26.39664	22,204
01/01/2016 to 12/31/2016	$26.39664	$30.61307	19,824
01/01/2017 to 12/31/2017	$30.61307	$34.16965	19,999
01/01/2018 to 12/31/2018	$34.16965	$28.00178	8,569
01/01/2019 to 12/31/2019	$28.00178	$33.23818	6,976
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.81166	$17.76396	52,971
01/01/2011 to 12/31/2011	$17.76396	$13.89229	40,979
01/01/2012 to 12/31/2012	$13.89229	$16.06935	47,812
01/01/2013 to 12/31/2013	$16.06935	$15.79714	54,102
01/01/2014 to 12/31/2014	$15.79714	$14.76931	47,959
01/01/2015 to 12/31/2015	$14.76931	$12.06351	42,039
01/01/2016 to 12/31/2016	$12.06351	$13.29600	39,190
01/01/2017 to 12/31/2017	$13.29600	$16.48263	41,967
01/01/2018 to 12/31/2018	$16.48263	$13.89487	18,469
01/01/2019 to 12/31/2019	$13.89487	$15.44843	18,114
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.61945	$12.60207	1,589,753
01/01/2011 to 12/31/2011	$12.60207	$12.48452	1,460,531
01/01/2012 to 12/31/2012	$12.48452	$13.51575	1,542,621
01/01/2013 to 12/31/2013	$13.51575	$14.47848	1,406,513
01/01/2014 to 12/31/2014	$14.47848	$15.02176	1,304,560
01/01/2015 to 12/31/2015	$15.02176	$14.75560	1,205,641
01/01/2016 to 12/31/2016	$14.75560	$15.27370	1,074,801
01/01/2017 to 12/31/2017	$15.27370	$16.50008	949,149
01/01/2018 to 12/31/2018	$16.50008	$15.72311	794,327
01/01/2019 to 12/31/2019	$15.72311	$17.69564	798,811
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01833	$10.06597	0
01/01/2012 to 12/31/2012	$10.06597	$10.57501	26
01/01/2013 to 12/31/2013	$10.57501	$10.13283	15
01/01/2014 to 12/31/2014	$10.13283	$10.54139	15
01/01/2015 to 12/31/2015	$10.54139	$10.31204	2,986
01/01/2016 to 12/31/2016	$10.31204	$10.54096	3,648
01/01/2017 to 12/31/2017	$10.54096	$10.92628	5,093
01/01/2018 to 12/31/2018	$10.92628	$10.62901	513
01/01/2019 to 12/31/2019	$10.62901	$11.44272	4,082
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.16947	$14.20708	903,054
01/01/2011 to 12/31/2011	$14.20708	$13.06962	623,059
01/01/2012 to 12/31/2012	$13.06962	$14.47559	799,912
01/01/2013 to 12/31/2013	$14.47559	$16.61628	857,931
01/01/2014 to 12/31/2014	$16.61628	$17.79750	783,921
01/01/2015 to 12/31/2015	$17.79750	$17.35014	1,065,410
01/01/2016 to 12/31/2016	$17.35014	$18.73700	938,564
01/01/2017 to 12/31/2017	$18.73700	$21.33806	1,555,002
01/01/2018 to 12/31/2018	$21.33806	$19.33804	1,150,760
01/01/2019 to 12/31/2019	$19.33804	$22.60598	1,258,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.65559	0
01/01/2014 to 12/31/2014	$11.65559	$13.17522	2,027
01/01/2015 to 12/31/2015	$13.17522	$13.12271	458
01/01/2016 to 12/31/2016	$13.12271	$14.26962	418
01/01/2017 to 12/31/2017	$14.26962	$16.99459	382
01/01/2018 to 12/31/2018	$16.99459	$15.47568	350
01/01/2019 to 12/31/2019	$15.47568	$19.00328	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.82018	$14.46757	17,550
01/01/2011 to 12/31/2011	$14.46757	$14.68191	15,660
01/01/2012 to 12/31/2012	$14.68191	$17.10866	16,612
01/01/2013 to 12/31/2013	$17.10866	$22.22337	16,803
01/01/2014 to 12/31/2014	$22.22337	$25.55053	18,184
01/01/2015 to 12/31/2015	$25.55053	$25.83362	17,872
01/01/2016 to 12/31/2016	$25.83362	$29.10267	17,286
01/01/2017 to 12/31/2017	$29.10267	$34.89959	16,339
01/01/2018 to 12/31/2018	$34.89959	$31.41582	5,646
01/01/2019 to 12/31/2019	$31.41582	$38.35400	4,853
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99841	$8.88392	0
01/01/2012 to 12/31/2012	$8.88392	$9.86031	0
01/01/2013 to 12/31/2013	$9.86031	$11.83798	4,154
01/01/2014 to 12/31/2014	$11.83798	$12.36636	4,154
01/01/2015 to 12/31/2015	$12.36636	$12.14803	4,154
01/01/2016 to 12/31/2016	$12.14803	$12.66956	0
01/01/2017 to 12/31/2017	$12.66956	$14.68842	0
01/01/2018 to 12/31/2018	$14.68842	$13.46550	0
01/01/2019 to 12/31/2019	$13.46550	$16.00872	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.99734	$16.89809	8,552
01/01/2011 to 12/31/2011	$16.89809	$14.40189	11,920
01/01/2012 to 12/31/2012	$14.40189	$16.96161	15,932
01/01/2013 to 12/31/2013	$16.96161	$23.42720	14,048
01/01/2014 to 12/31/2014	$23.42720	$24.11445	13,693
01/01/2015 to 12/31/2015	$24.11445	$23.96900	12,273
01/01/2016 to 12/31/2016	$23.96900	$25.32160	12,200
01/01/2017 to 12/31/2017	$25.32160	$31.71645	14,163
01/01/2018 to 12/31/2018	$31.71645	$27.73329	10,500
01/01/2019 to 12/31/2019	$27.73329	$37.12715	9,154
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.14833	$17.59375	13,981
01/01/2011 to 12/31/2011	$17.59375	$17.08879	13,405
01/01/2012 to 12/31/2012	$17.08879	$18.80226	14,845
01/01/2013 to 12/31/2013	$18.80226	$24.92978	17,292
01/01/2014 to 12/31/2014	$24.92978	$25.38680	11,199
01/01/2015 to 12/31/2015	$25.38680	$25.09686	11,650
01/01/2016 to 12/31/2016	$25.09686	$27.59069	10,109
01/01/2017 to 12/31/2017	$27.59069	$33.53710	9,308
01/01/2018 to 12/31/2018	$33.53710	$30.12768	8,980
01/01/2019 to 12/31/2019	$30.12768	$38.45246	8,073

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.95541	$16.01106	10,614
01/01/2011 to 12/31/2011	$16.01106	$14.76666	10,380
01/01/2012 to 12/31/2012	$14.76666	$17.11423	10,064
01/01/2013 to 12/31/2013	$17.11423	$23.06551	9,095
01/01/2014 to 12/31/2014	$23.06551	$23.81628	8,323
01/01/2015 to 12/31/2015	$23.81628	$22.35385	7,837
01/01/2016 to 12/31/2016	$22.35385	$28.33077	7,581
01/01/2017 to 12/31/2017	$28.33077	$29.83207	10,136
01/01/2018 to 12/31/2018	$29.83207	$24.26225	8,079
01/01/2019 to 12/31/2019	$24.26225	$29.02896	6,293
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.15888	$13.30202	654,745
01/01/2011 to 12/31/2011	$13.30202	$13.30691	577,571
01/01/2012 to 12/31/2012	$13.30691	$14.81356	658,726
01/01/2013 to 12/31/2013	$14.81356	$16.97618	743,510
01/01/2014 to 12/31/2014	$16.97618	$17.63046	682,957
01/01/2015 to 12/31/2015	$17.63046	$17.30044	775,993
01/01/2016 to 12/31/2016	$17.30044	$18.25044	740,919
01/01/2017 to 12/31/2017	$18.25044	$20.66054	654,428
01/01/2018 to 12/31/2018	$20.66054	$19.18385	561,003
01/01/2019 to 12/31/2019	$19.18385	$22.73923	556,208
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.17447	$14.96577	69,563
01/01/2011 to 12/31/2011	$14.96577	$14.43104	46,578
01/01/2012 to 12/31/2012	$14.43104	$16.64347	51,692
01/01/2013 to 12/31/2013	$16.64347	$23.51273	65,622
01/01/2014 to 12/31/2014	$23.51273	$24.98767	65,013
01/01/2015 to 12/31/2015	$24.98767	$26.85854	51,508
01/01/2016 to 12/31/2016	$26.85854	$27.05680	34,252
01/01/2017 to 12/31/2017	$27.05680	$36.59589	30,404
01/01/2018 to 12/31/2018	$36.59589	$37.27990	22,832
01/01/2019 to 12/31/2019	$37.27990	$46.88974	19,782
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.77034	$14.08474	7,583
01/01/2011 to 12/31/2011	$14.08474	$13.74775	4,514
01/01/2012 to 12/31/2012	$13.74775	$15.29152	4,483
01/01/2013 to 12/31/2013	$15.29152	$20.19327	4,695
01/01/2014 to 12/31/2014	$20.19327	$20.11564	9,506
01/01/2015 to 12/31/2015	$20.11564	$18.53439	7,799
01/01/2016 to 12/31/2016	$18.53439	$19.29478	3,964
01/01/2017 to 12/31/2017	$19.29478	$22.05958	4,293
01/01/2018 to 12/31/2018	$22.05958	$19.53441	3,972
01/01/2019 to 12/31/2019	$19.53441	$24.13685	43,069
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.76951	$16.26883	70,128
01/01/2011 to 12/31/2011	$16.26883	$13.57744	48,741
01/01/2012 to 12/31/2012	$13.57744	$13.79902	55,958
01/01/2013 to 12/31/2013	$13.79902	$15.61693	54,543
01/01/2014 to 12/31/2014	$15.61693	$14.03743	49,884
01/01/2015 to 12/31/2015	$14.03743	$11.11786	42,128
01/01/2016 to 12/31/2016	$11.11786	$13.59009	38,062
01/01/2017 to 12/31/2017	$13.59009	$14.70469	36,853
01/01/2018 to 12/31/2018	$14.70469	$12.02002	29,449
01/01/2019 to 12/31/2019	$12.02002	$13.77870	28,906

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.11682	$11.53051	56,304
01/01/2011 to 12/31/2011	$11.53051	$11.77677	57,649
01/01/2012 to 12/31/2012	$11.77677	$12.15478	50,307
01/01/2013 to 12/31/2013	$12.15478	$11.47475	46,980
01/01/2014 to 12/31/2014	$11.47475	$11.31784	46,357
01/01/2015 to 12/31/2015	$11.31784	$10.58869	35,615
01/01/2016 to 12/31/2016	$10.58869	$10.83925	34,138
01/01/2017 to 12/31/2017	$10.83925	$10.84955	34,430
01/01/2018 to 12/31/2018	$10.84955	$10.85364	30,145
01/01/2019 to 12/31/2019	$10.85364	$10.81674	30,844
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.24524	$16.05923	20,689
01/01/2011 to 12/31/2011	$16.05923	$15.20886	18,500
01/01/2012 to 12/31/2012	$15.20886	$17.66406	18,316
01/01/2013 to 12/31/2013	$17.66406	$22.94256	17,445
01/01/2014 to 12/31/2014	$22.94256	$25.87248	14,481
01/01/2015 to 12/31/2015	$25.87248	$23.70041	13,168
01/01/2016 to 12/31/2016	$23.70041	$26.50191	12,197
01/01/2017 to 12/31/2017	$26.50191	$30.81359	16,533
01/01/2018 to 12/31/2018	$30.81359	$25.22650	11,010
01/01/2019 to 12/31/2019	$25.22650	$29.48129	10,575
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.77693	$14.36696	56,592
01/01/2011 to 12/31/2011	$14.36696	$13.60557	48,584
01/01/2012 to 12/31/2012	$13.60557	$14.81394	67,812
01/01/2013 to 12/31/2013	$14.81394	$17.50990	93,163
01/01/2014 to 12/31/2014	$17.50990	$18.12031	123,736
01/01/2015 to 12/31/2015	$18.12031	$17.66125	102,016
01/01/2016 to 12/31/2016	$17.66125	$18.45448	84,446
01/01/2017 to 12/31/2017	$18.45448	$20.56314	78,364
01/01/2018 to 12/31/2018	$20.56314	$19.15977	56,047
01/01/2019 to 12/31/2019	$19.15977	$22.65611	61,574
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.76877	$11.38650	117,168
01/01/2011 to 12/31/2011	$11.38650	$11.84188	83,596
01/01/2012 to 12/31/2012	$11.84188	$12.52719	94,529
01/01/2013 to 12/31/2013	$12.52719	$12.10414	111,790
01/01/2014 to 12/31/2014	$12.10414	$12.72711	140,733
01/01/2015 to 12/31/2015	$12.72711	$12.63797	112,753
01/01/2016 to 12/31/2016	$12.63797	$13.03517	106,569
01/01/2017 to 12/31/2017	$13.03517	$13.59300	122,395
01/01/2018 to 12/31/2018	$13.59300	$13.02976	120,788
01/01/2019 to 12/31/2019	$13.02976	$14.35269	116,357
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.57274	$10.50792	5,196,651
01/01/2011 to 12/31/2011	$10.50792	$10.02826	4,502,954
01/01/2012 to 12/31/2012	$10.02826	$11.06682	4,179,497
01/01/2013 to 12/31/2013	$11.06682	$11.93203	3,714,936
01/01/2014 to 12/31/2014	$11.93203	$12.14478	3,424,166
01/01/2015 to 12/31/2015	$12.14478	$11.52329	2,843,577
01/01/2016 to 12/31/2016	$11.52329	$12.01364	2,453,337
01/01/2017 to 12/31/2017	$12.01364	$13.26096	2,183,744
01/01/2018 to 12/31/2018	$13.26096	$11.94188	1,782,231
01/01/2019 to 12/31/2019	$11.94188	$13.58746	1,765,573
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.71908	$10.83459	2,247,302
01/01/2011 to 12/31/2011	$10.83459	$10.63439	1,860,010
01/01/2012 to 12/31/2012	$10.63439	$11.84857	1,996,758
01/01/2013 to 12/31/2013	$11.84857	$13.53958	2,019,006
01/01/2014 to 12/31/2014	$13.53958	$14.08485	1,892,904
01/01/2015 to 12/31/2015	$14.08485	$13.91948	1,714,509
01/01/2016 to 12/31/2016	$13.91948	$14.61703	1,599,320
01/01/2017 to 12/31/2017	$14.61703	$16.75689	1,546,904
01/01/2018 to 12/31/2018	$16.75689	$15.45957	1,320,574
01/01/2019 to 12/31/2019	$15.45957	$18.46961	1,258,739
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.86828	$9.73060	889,197
01/01/2011 to 12/31/2011	$9.73060	$9.36678	787,948
01/01/2012 to 12/31/2012	$9.36678	$10.12706	845,384
01/01/2013 to 12/31/2013	$10.12706	$11.16345	668,051
01/01/2014 to 12/31/2014	$11.16345	$11.50703	580,591
01/01/2015 to 12/31/2015	$11.50703	$11.26269	532,096
01/01/2016 to 12/31/2016	$11.26269	$11.57392	428,080
01/01/2017 to 12/31/2017	$11.57392	$13.18958	454,853
01/01/2018 to 12/31/2018	$13.18958	$11.90770	318,152
01/01/2019 to 12/31/2019	$11.90770	$13.78119	387,874
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61220	6,086
01/01/2014 to 12/31/2014	$11.61220	$12.88386	6,083
01/01/2015 to 12/31/2015	$12.88386	$12.84926	6,081
01/01/2016 to 12/31/2016	$12.84926	$13.94620	0
01/01/2017 to 12/31/2017	$13.94620	$16.70014	0
01/01/2018 to 12/31/2018	$16.70014	$15.03928	0
01/01/2019 to 12/31/2019	$15.03928	$18.07350	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.81762	$10.81044	5,652,783
01/01/2011 to 12/31/2011	$10.81044	$10.46997	5,046,150
01/01/2012 to 12/31/2012	$10.46997	$11.54487	4,764,301
01/01/2013 to 12/31/2013	$11.54487	$13.31596	4,304,492
01/01/2014 to 12/31/2014	$13.31596	$13.90632	4,000,044
01/01/2015 to 12/31/2015	$13.90632	$13.69850	3,588,568
01/01/2016 to 12/31/2016	$13.69850	$14.27638	3,295,429
01/01/2017 to 12/31/2017	$14.27638	$16.08368	2,805,198
01/01/2018 to 12/31/2018	$16.08368	$14.98857	2,474,274
01/01/2019 to 12/31/2019	$14.98857	$17.54793	2,168,458
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99783	$9.14700	2,561,870
01/01/2012 to 12/31/2012	$9.14700	$10.03408	2,379,956
01/01/2013 to 12/31/2013	$10.03408	$10.90494	2,212,214
01/01/2014 to 12/31/2014	$10.90494	$11.21444	2,015,807
01/01/2015 to 12/31/2015	$11.21444	$10.66453	1,896,455
01/01/2016 to 12/31/2016	$10.66453	$11.18368	1,592,764
01/01/2017 to 12/31/2017	$11.18368	$12.34782	1,447,311
01/01/2018 to 12/31/2018	$12.34782	$11.46539	1,272,858
01/01/2019 to 12/31/2019	$11.46539	$13.22123	1,129,107
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.45066	$11.66376	163,847
01/01/2011 to 12/31/2011	$11.66376	$11.69252	206,500
01/01/2012 to 12/31/2012	$11.69252	$12.00101	213,959
01/01/2013 to 12/31/2013	$12.00101	$11.50979	191,217
01/01/2014 to 12/31/2014	$11.50979	$11.27327	164,606
01/01/2015 to 12/31/2015	$11.27327	$11.10562	154,377
01/01/2016 to 12/31/2016	$11.10562	$11.06678	159,537
01/01/2017 to 12/31/2017	$11.06678	$11.03545	140,199
01/01/2018 to 12/31/2018	$11.03545	$10.89853	137,089
01/01/2019 to 12/31/2019	$10.89853	$11.17845	132,593
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.95037	$12.62027	690,427
01/01/2011 to 12/31/2011	$12.62027	$12.76640	619,970
01/01/2012 to 12/31/2012	$12.76640	$13.68232	590,891
01/01/2013 to 12/31/2013	$13.68232	$13.16753	496,719
01/01/2014 to 12/31/2014	$13.16753	$13.45558	363,693
01/01/2015 to 12/31/2015	$13.45558	$12.91358	304,576
01/01/2016 to 12/31/2016	$12.91358	$13.19618	258,247
01/01/2017 to 12/31/2017	$13.19618	$13.50243	236,924
01/01/2018 to 12/31/2018	$13.50243	$13.14886	128,065
01/01/2019 to 12/31/2019	$13.14886	$14.08027	143,572
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.93579	$11.93948	65,479
01/01/2011 to 12/31/2011	$11.93948	$13.57548	53,824
01/01/2012 to 12/31/2012	$13.57548	$14.08871	36,382
01/01/2013 to 12/31/2013	$14.08871	$13.14508	32,317
01/01/2014 to 12/31/2014	$13.14508	$13.43680	7,974
01/01/2015 to 12/31/2015	$13.43680	$13.31437	7,614
01/01/2016 to 12/31/2016	$13.31437	$13.24269	3,042
01/01/2017 to 12/31/2017	$13.24269	$13.08237	3,036
01/01/2018 to 12/31/2018	$13.08237	$12.89695	3,031
01/01/2019 to 12/31/2019	$12.89695	$12.82119	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77441	$9.62130	76,880
01/01/2011 to 12/31/2011	$9.62130	$11.19462	26,646
01/01/2012 to 12/31/2012	$11.19462	$11.66835	0
01/01/2013 to 12/31/2013	$11.66835	$10.69415	0
01/01/2014 to 12/31/2014	$10.69415	$11.13020	0
01/01/2015 to 12/31/2015	$11.13020	$11.07850	0
01/01/2016 to 12/31/2016	$11.07850	$11.07415	0
01/01/2017 to 12/31/2017	$11.07415	$10.95378	0
01/01/2018 to 12/31/2018	$10.95378	$10.76940	0
01/01/2019 to 12/31/2019	$10.76940	$10.92779	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.99032	105,601
01/01/2011 to 12/31/2011	$10.99032	$12.96252	48,721
01/01/2012 to 12/31/2012	$12.96252	$13.57145	6,233
01/01/2013 to 12/31/2013	$13.57145	$12.37384	0
01/01/2014 to 12/31/2014	$12.37384	$13.06296	0
01/01/2015 to 12/31/2015	$13.06296	$13.03513	0
01/01/2016 to 12/31/2016	$13.03513	$13.03992	0
01/01/2017 to 12/31/2017	$13.03992	$12.98689	0
01/01/2018 to 12/31/2018	$12.98689	$12.73941	0
01/01/2019 to 12/31/2019	$12.73941	$13.12266	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00089	82,356
01/01/2012 to 12/31/2012	$12.00089	$12.45321	94,433
01/01/2013 to 12/31/2013	$12.45321	$11.01920	0
01/01/2014 to 12/31/2014	$11.01920	$11.92330	507
01/01/2015 to 12/31/2015	$11.92330	$11.93455	0
01/01/2016 to 12/31/2016	$11.93455	$11.91474	0
01/01/2017 to 12/31/2017	$11.91474	$11.86492	0
01/01/2018 to 12/31/2018	$11.86492	$11.61387	1,331
01/01/2019 to 12/31/2019	$11.61387	$12.05699	1,328
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99784	$10.38193	88,302
01/01/2013 to 12/31/2013	$10.38193	$9.14025	205,462
01/01/2014 to 12/31/2014	$9.14025	$10.09182	108,397
01/01/2015 to 12/31/2015	$10.09182	$10.16182	54,048
01/01/2016 to 12/31/2016	$10.16182	$10.15329	24,766
01/01/2017 to 12/31/2017	$10.15329	$10.12346	24,637
01/01/2018 to 12/31/2018	$10.12346	$9.89773	28,941
01/01/2019 to 12/31/2019	$9.89773	$10.33521	32,815
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73519	114,189
01/01/2014 to 12/31/2014	$8.73519	$9.81343	79,453
01/01/2015 to 12/31/2015	$9.81343	$9.89422	3,691
01/01/2016 to 12/31/2016	$9.89422	$9.88549	3,688
01/01/2017 to 12/31/2017	$9.88549	$9.85511	3,685
01/01/2018 to 12/31/2018	$9.85511	$9.59862	0
01/01/2019 to 12/31/2019	$9.59862	$10.15911	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28431	28,239
01/01/2015 to 12/31/2015	$11.28431	$11.28409	139,492
01/01/2016 to 12/31/2016	$11.28409	$11.33675	0
01/01/2017 to 12/31/2017	$11.33675	$11.31829	0
01/01/2018 to 12/31/2018	$11.31829	$11.01358	0
01/01/2019 to 12/31/2019	$11.01358	$11.73888	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92148	14,640
01/01/2016 to 12/31/2016	$9.92148	$9.92926	90,157
01/01/2017 to 12/31/2017	$9.92926	$9.97070	57,809
01/01/2018 to 12/31/2018	$9.97070	$9.67255	62,731
01/01/2019 to 12/31/2019	$9.67255	$10.43394	43,466
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99784	$9.86330	143,131
01/01/2017 to 12/31/2017	$9.86330	$9.93004	106,925
01/01/2018 to 12/31/2018	$9.93004	$9.61174	109,050
01/01/2019 to 12/31/2019	$9.61174	$10.43035	57,429
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99783	$10.02015	542
01/01/2018 to 12/31/2018	$10.02015	$9.62080	2,345
01/01/2019 to 12/31/2019	$9.62080	$10.52528	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99783	$9.64597	0
01/01/2019 to 12/31/2019	$9.64597	$10.61976	2,540
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99891	$11.21573	14,334
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.40019	$10.44844	7,048,991
01/01/2011 to 12/31/2011	$10.44844	$9.99527	5,733,047
01/01/2012 to 12/31/2012	$9.99527	$11.14375	5,794,095
01/01/2013 to 12/31/2013	$11.14375	$13.40316	5,561,564
01/01/2014 to 12/31/2014	$13.40316	$14.05954	5,159,637
01/01/2015 to 12/31/2015	$14.05954	$13.85730	4,557,267
01/01/2016 to 12/31/2016	$13.85730	$14.51489	4,154,588
01/01/2017 to 12/31/2017	$14.51489	$16.77688	3,844,907
01/01/2018 to 12/31/2018	$16.77688	$15.42341	3,200,542
01/01/2019 to 12/31/2019	$15.42341	$18.48506	3,012,594
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63153	31,921
01/01/2014 to 12/31/2014	$11.63153	$12.95539	33,950
01/01/2015 to 12/31/2015	$12.95539	$12.24764	31,041
01/01/2016 to 12/31/2016	$12.24764	$13.79645	13,983
01/01/2017 to 12/31/2017	$13.79645	$16.01600	22,704
01/01/2018 to 12/31/2018	$16.01600	$14.95203	18,909
01/01/2019 to 12/31/2019	$14.95203	$19.20770	23,948
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.08576	$9.52851	10,875
01/01/2011 to 12/31/2011	$9.52851	$8.87118	7,211
01/01/2012 to 12/31/2012	$8.87118	$11.02821	9,204
01/01/2013 to 12/31/2013	$11.02821	$11.28195	16,945
01/01/2014 to 12/31/2014	$11.28195	$12.60075	4,157
01/01/2015 to 12/31/2015	$12.60075	$12.34260	6,031
01/01/2016 to 12/31/2016	$12.34260	$12.20948	3,333
01/01/2017 to 12/31/2017	$12.20948	$13.27383	1,618
01/01/2018 to 12/31/2018	$13.27383	$12.39929	1,395
01/01/2019 to 12/31/2019	$12.39929	$15.21053	1,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.38472	$13.10236	94,967
01/01/2011 to 12/31/2011	$13.10236	$13.69242	82,479
01/01/2012 to 12/31/2012	$13.69242	$15.48378	75,109
01/01/2013 to 12/31/2013	$15.48378	$15.65571	74,990
01/01/2014 to 12/31/2014	$15.65571	$20.09379	62,999
01/01/2015 to 12/31/2015	$20.09379	$20.65406	59,796
01/01/2016 to 12/31/2016	$20.65406	$21.22504	58,126
01/01/2017 to 12/31/2017	$21.22504	$22.10953	58,373
01/01/2018 to 12/31/2018	$22.10953	$20.64292	54,262
01/01/2019 to 12/31/2019	$20.64292	$26.55587	46,090
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.75917	$9.82091	988,494
01/01/2011 to 12/31/2011	$9.82091	$9.48371	824,369
01/01/2012 to 12/31/2012	$9.48371	$10.28626	894,329
01/01/2013 to 12/31/2013	$10.28626	$11.57315	804,851
01/01/2014 to 12/31/2014	$11.57315	$11.70382	732,549
01/01/2015 to 12/31/2015	$11.70382	$11.58796	637,628
01/01/2016 to 12/31/2016	$11.58796	$11.84437	598,596
01/01/2017 to 12/31/2017	$11.84437	$13.52557	572,952
01/01/2018 to 12/31/2018	$13.52557	$12.23204	464,364
01/01/2019 to 12/31/2019	$12.23204	$14.39062	444,055
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19270	$10.05774	363,119
01/01/2011 to 12/31/2011	$10.05774	$9.81078	361,319
01/01/2012 to 12/31/2012	$9.81078	$10.59247	296,148
01/01/2013 to 12/31/2013	$10.59247	$11.40471	253,191
01/01/2014 to 12/31/2014	$11.40471	$11.63291	231,002
01/01/2015 to 12/31/2015	$11.63291	$11.30102	216,385
01/01/2016 to 12/31/2016	$11.30102	$11.66233	178,014
01/01/2017 to 12/31/2017	$11.66233	$12.83869	182,669
01/01/2018 to 12/31/2018	$12.83869	$11.69727	114,958
01/01/2019 to 12/31/2019	$11.69727	$13.30529	110,169
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.48684	$11.79052	51,389
01/01/2011 to 12/31/2011	$11.79052	$11.71022	18,168
01/01/2012 to 12/31/2012	$11.71022	$13.28156	20,688
01/01/2013 to 12/31/2013	$13.28156	$18.07502	77,722
01/01/2014 to 12/31/2014	$18.07502	$18.99611	44,190
01/01/2015 to 12/31/2015	$18.99611	$17.60031	35,473
01/01/2016 to 12/31/2016	$17.60031	$21.45122	32,067
01/01/2017 to 12/31/2017	$21.45122	$23.59500	37,483
01/01/2018 to 12/31/2018	$23.59500	$19.87655	20,949
01/01/2019 to 12/31/2019	$19.87655	$23.89788	21,775
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.34785	$10.14728	315,255
01/01/2011 to 12/31/2011	$10.14728	$9.95080	345,766
01/01/2012 to 12/31/2012	$9.95080	$9.75612	341,542
01/01/2013 to 12/31/2013	$9.75612	$9.56479	140,008
01/01/2014 to 12/31/2014	$9.56479	$9.37722	87,534
01/01/2015 to 12/31/2015	$9.37722	$9.19333	81,255
01/01/2016 to 12/31/2016	$9.19333	$9.01356	179,265
01/01/2017 to 12/31/2017	$9.01356	$8.86728	209,725
01/01/2018 to 12/31/2018	$8.86728	$8.80547	71,102
01/01/2019 to 12/31/2019	$8.80547	$8.77879	122,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.36610	$11.53495	41,207
01/01/2011 to 12/31/2011	$11.53495	$11.66806	48,460
01/01/2012 to 12/31/2012	$11.66806	$13.02596	53,505
01/01/2013 to 12/31/2013	$13.02596	$13.68754	48,598
01/01/2014 to 12/31/2014	$13.68754	$13.76235	44,179
01/01/2015 to 12/31/2015	$13.76235	$13.01159	42,835
01/01/2016 to 12/31/2016	$13.01159	$14.72108	34,640
01/01/2017 to 12/31/2017	$14.72108	$15.51152	33,328
01/01/2018 to 12/31/2018	$15.51152	$14.90370	29,524
01/01/2019 to 12/31/2019	$14.90370	$16.84692	22,800
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.81007	$8.66458	56,880
01/01/2011 to 12/31/2011	$8.66458	$8.13952	55,857
01/01/2012 to 12/31/2012	$8.13952	$9.32719	61,834
01/01/2013 to 12/31/2013	$9.32719	$12.78940	74,301
01/01/2014 to 12/31/2014	$12.78940	$14.26226	65,264
01/01/2015 to 12/31/2015	$14.26226	$12.88685	44,603
01/01/2016 to 12/31/2016	$12.88685	$15.14735	30,437
01/01/2017 to 12/31/2017	$15.14735	$17.70138	36,640
01/01/2018 to 12/31/2018	$17.70138	$14.89646	20,737
01/01/2019 to 12/31/2019	$14.89646	$18.91612	20,471
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.99362	$8.97315	142,792
01/01/2011 to 12/31/2011	$8.97315	$7.66043	116,530
01/01/2012 to 12/31/2012	$7.66043	$9.03951	96,195
01/01/2013 to 12/31/2013	$9.03951	$10.55122	75,763
01/01/2014 to 12/31/2014	$10.55122	$9.77282	66,655
01/01/2015 to 12/31/2015	$9.77282	$9.88283	65,208
01/01/2016 to 12/31/2016	$9.88283	$9.32341	65,363
01/01/2017 to 12/31/2017	$9.32341	$12.37946	63,514
01/01/2018 to 12/31/2018	$12.37946	$10.51759	65,624
01/01/2019 to 12/31/2019	$10.51759	$13.62258	53,699
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.79761	$9.58113	88,078
01/01/2011 to 12/31/2011	$9.58113	$8.21462	78,075
01/01/2012 to 12/31/2012	$8.21462	$9.39636	75,787
01/01/2013 to 12/31/2013	$9.39636	$11.00543	74,168
01/01/2014 to 12/31/2014	$11.00543	$10.06627	61,656
01/01/2015 to 12/31/2015	$10.06627	$9.94954	58,420
01/01/2016 to 12/31/2016	$9.94954	$9.81144	55,859
01/01/2017 to 12/31/2017	$9.81144	$11.81402	53,540
01/01/2018 to 12/31/2018	$11.81402	$9.71231	54,258
01/01/2019 to 12/31/2019	$9.71231	$11.42836	46,520
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.67692	$12.68549	1,168,165
01/01/2011 to 12/31/2011	$12.68549	$13.98483	3,388,371
01/01/2012 to 12/31/2012	$13.98483	$14.99920	1,858,678
01/01/2013 to 12/31/2013	$14.99920	$14.23708	1,055,361
01/01/2014 to 12/31/2014	$14.23708	$14.89713	967,866
01/01/2015 to 12/31/2015	$14.89713	$14.77639	1,590,680
01/01/2016 to 12/31/2016	$14.77639	$15.09637	1,765,039
01/01/2017 to 12/31/2017	$15.09637	$15.43939	1,194,688
01/01/2018 to 12/31/2018	$15.43939	$15.09465	2,419,716
01/01/2019 to 12/31/2019	$15.09465	$16.46065	1,153,695

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.84741	$9.87243	141,753
01/01/2011 to 12/31/2011	$9.87243	$9.62404	124,364
01/01/2012 to 12/31/2012	$9.62404	$10.71671	140,104
01/01/2013 to 12/31/2013	$10.71671	$12.21717	128,730
01/01/2014 to 12/31/2014	$12.21717	$12.73989	126,433
01/01/2015 to 12/31/2015	$12.73989	$12.35920	118,512
01/01/2016 to 12/31/2016	$12.35920	$12.74956	112,254
01/01/2017 to 12/31/2017	$12.74956	$14.61968	104,928
01/01/2018 to 12/31/2018	$14.61968	$13.27495	83,730
01/01/2019 to 12/31/2019	$13.27495	$15.54340	93,692
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.50517	$11.03780	129,026
01/01/2011 to 12/31/2011	$11.03780	$9.83134	125,803
01/01/2012 to 12/31/2012	$9.83134	$11.74996	124,436
01/01/2013 to 12/31/2013	$11.74996	$13.28916	139,693
01/01/2014 to 12/31/2014	$13.28916	$12.19916	111,250
01/01/2015 to 12/31/2015	$12.19916	$11.62558	106,621
01/01/2016 to 12/31/2016	$11.62558	$11.61833	83,360
01/01/2017 to 12/31/2017	$11.61833	$14.76656	85,944
01/01/2018 to 12/31/2018	$14.76656	$11.94664	67,975
01/01/2019 to 12/31/2019	$11.94664	$14.90088	57,989
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.14647	$11.72786	603,595
01/01/2011 to 12/31/2011	$11.72786	$11.52499	480,501
01/01/2012 to 12/31/2012	$11.52499	$12.50989	437,810
01/01/2013 to 12/31/2013	$12.50989	$13.61768	390,388
01/01/2014 to 12/31/2014	$13.61768	$14.07806	349,861
01/01/2015 to 12/31/2015	$14.07806	$13.77683	323,062
01/01/2016 to 12/31/2016	$13.77683	$14.02570	289,917
01/01/2017 to 12/31/2017	$14.02570	$15.42107	280,969
01/01/2018 to 12/31/2018	$15.42107	$14.34209	222,839
01/01/2019 to 12/31/2019	$14.34209	$16.11507	228,705
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28632	$11.22592	874
01/01/2011 to 12/31/2011	$11.22592	$11.07902	16,790
01/01/2012 to 12/31/2012	$11.07902	$12.51096	21,265
01/01/2013 to 12/31/2013	$12.51096	$16.74199	27,850
01/01/2014 to 12/31/2014	$16.74199	$17.97368	57,774
01/01/2015 to 12/31/2015	$17.97368	$19.49526	44,381
01/01/2016 to 12/31/2016	$19.49526	$18.83387	21,026
01/01/2017 to 12/31/2017	$18.83387	$25.08180	18,422
01/01/2018 to 12/31/2018	$25.08180	$24.19105	12,649
01/01/2019 to 12/31/2019	$24.19105	$31.44901	12,235
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.05285	$10.62849	194,264
01/01/2011 to 12/31/2011	$10.62849	$10.32516	172,784
01/01/2012 to 12/31/2012	$10.32516	$11.36411	148,698
01/01/2013 to 12/31/2013	$11.36411	$15.22043	139,121
01/01/2014 to 12/31/2014	$15.22043	$16.50219	117,477
01/01/2015 to 12/31/2015	$16.50219	$17.80805	104,033
01/01/2016 to 12/31/2016	$17.80805	$18.43317	96,174
01/01/2017 to 12/31/2017	$18.43317	$24.03490	88,203
01/01/2018 to 12/31/2018	$24.03490	$22.92759	72,833
01/01/2019 to 12/31/2019	$22.92759	$29.58793	47,147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.39455	$12.51694	66,775
01/01/2011 to 12/31/2011	$12.51694	$11.88737	55,650
01/01/2012 to 12/31/2012	$11.88737	$14.34349	40,643
01/01/2013 to 12/31/2013	$14.34349	$17.94830	44,837
01/01/2014 to 12/31/2014	$17.94830	$18.23517	52,833
01/01/2015 to 12/31/2015	$18.23517	$17.61561	44,874
01/01/2016 to 12/31/2016	$17.61561	$18.49924	46,396
01/01/2017 to 12/31/2017	$18.49924	$22.46148	40,687
01/01/2018 to 12/31/2018	$22.46148	$19.91513	32,402
01/01/2019 to 12/31/2019	$19.91513	$25.37367	27,211
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.30158	81,008
01/01/2013 to 12/31/2013	$10.30158	$12.00993	68,106
01/01/2014 to 12/31/2014	$12.00993	$12.37947	64,156
01/01/2015 to 12/31/2015	$12.37947	$11.98603	55,878
01/01/2016 to 12/31/2016	$11.98603	$12.25940	76,303
01/01/2017 to 12/31/2017	$12.25940	$14.00195	45,489
01/01/2018 to 12/31/2018	$14.00195	$12.59007	35,306
01/01/2019 to 12/31/2019	$12.59007	$15.15286	33,952
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.90685	$10.95423	54,189
01/01/2011 to 12/31/2011	$10.95423	$10.67597	33,720
01/01/2012 to 12/31/2012	$10.67597	$12.25442	35,109
01/01/2013 to 12/31/2013	$12.25442	$16.42420	55,647
01/01/2014 to 12/31/2014	$16.42420	$17.50473	24,629
01/01/2015 to 12/31/2015	$17.50473	$18.40205	15,293
01/01/2016 to 12/31/2016	$18.40205	$18.38680	14,779
01/01/2017 to 12/31/2017	$18.38680	$23.56302	12,114
01/01/2018 to 12/31/2018	$23.56302	$23.59499	12,568
01/01/2019 to 12/31/2019	$23.59499	$31.87161	10,963
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99838	$10.18480	0
01/01/2013 to 12/31/2013	$10.18480	$13.43053	8,046
01/01/2014 to 12/31/2014	$13.43053	$14.51254	8,125
01/01/2015 to 12/31/2015	$14.51254	$14.12496	7,859
01/01/2016 to 12/31/2016	$14.12496	$15.71064	12,712
01/01/2017 to 12/31/2017	$15.71064	$18.07433	20,936
01/01/2018 to 12/31/2018	$18.07433	$15.91948	12,794
01/01/2019 to 12/31/2019	$15.91948	$20.18758	16,799
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.49714	$13.50650	53,437
01/01/2011 to 12/31/2011	$13.50650	$12.84773	41,030
01/01/2012 to 12/31/2012	$12.84773	$15.06598	43,172
01/01/2013 to 12/31/2013	$15.06598	$19.52547	45,442
01/01/2014 to 12/31/2014	$19.52547	$21.34921	47,294
01/01/2015 to 12/31/2015	$21.34921	$19.74053	163,670
01/01/2016 to 12/31/2016	$19.74053	$19.67264	148,322
01/01/2017 to 12/31/2017	$19.67264	$24.51333	142,122
01/01/2018 to 12/31/2018	$24.51333	$22.98494	135,522
01/01/2019 to 12/31/2019	$22.98494	$29.32951	126,206

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.30482	$11.26042	54,472
01/01/2011 to 12/31/2011	$11.26042	$10.76561	53,309
01/01/2012 to 12/31/2012	$10.76561	$12.36201	56,155
01/01/2013 to 12/31/2013	$12.36201	$17.21092	74,684
01/01/2014 to 12/31/2014	$17.21092	$19.27797	66,820
01/01/2015 to 12/31/2015	$19.27797	$17.83449	54,880
01/01/2016 to 12/31/2016	$17.83449	$20.67312	51,181
01/01/2017 to 12/31/2017	$20.67312	$23.06370	50,598
01/01/2018 to 12/31/2018	$23.06370	$18.89115	35,741
01/01/2019 to 12/31/2019	$18.89115	$22.41294	25,742
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.08638	$10.89213	190,362
01/01/2011 to 12/31/2011	$10.89213	$8.51405	147,056
01/01/2012 to 12/31/2012	$8.51405	$9.84347	149,372
01/01/2013 to 12/31/2013	$9.84347	$9.67202	164,692
01/01/2014 to 12/31/2014	$9.67202	$9.03829	66,829
01/01/2015 to 12/31/2015	$9.03829	$7.37877	49,296
01/01/2016 to 12/31/2016	$7.37877	$8.12868	57,422
01/01/2017 to 12/31/2017	$8.12868	$10.07191	74,777
01/01/2018 to 12/31/2018	$10.07191	$8.48637	44,463
01/01/2019 to 12/31/2019	$8.48637	$9.43049	58,870
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.51580	$11.39953	3,342,275
01/01/2011 to 12/31/2011	$11.39953	$11.28767	3,067,168
01/01/2012 to 12/31/2012	$11.28767	$12.21401	2,917,636
01/01/2013 to 12/31/2013	$12.21401	$13.07757	2,580,011
01/01/2014 to 12/31/2014	$13.07757	$13.56155	2,231,114
01/01/2015 to 12/31/2015	$13.56155	$13.31474	1,921,323
01/01/2016 to 12/31/2016	$13.31474	$13.77551	1,758,438
01/01/2017 to 12/31/2017	$13.77551	$14.87434	1,679,979
01/01/2018 to 12/31/2018	$14.87434	$14.16695	1,400,238
01/01/2019 to 12/31/2019	$14.16695	$15.93634	1,367,413
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06516	0
01/01/2012 to 12/31/2012	$10.06516	$10.56916	2,546
01/01/2013 to 12/31/2013	$10.56916	$10.12224	25,952
01/01/2014 to 12/31/2014	$10.12224	$10.52520	31,880
01/01/2015 to 12/31/2015	$10.52520	$10.29116	23,425
01/01/2016 to 12/31/2016	$10.29116	$10.51449	1,599
01/01/2017 to 12/31/2017	$10.51449	$10.89342	1,741
01/01/2018 to 12/31/2018	$10.89342	$10.59176	4,131
01/01/2019 to 12/31/2019	$10.59176	$11.39697	13,516
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.19841	$9.56644	1,969,413
01/01/2011 to 12/31/2011	$9.56644	$8.79623	1,363,057
01/01/2012 to 12/31/2012	$8.79623	$9.73774	1,518,836
01/01/2013 to 12/31/2013	$9.73774	$11.17223	1,352,995
01/01/2014 to 12/31/2014	$11.17223	$11.96055	1,315,331
01/01/2015 to 12/31/2015	$11.96055	$11.65412	1,693,087
01/01/2016 to 12/31/2016	$11.65412	$12.57948	1,594,736
01/01/2017 to 12/31/2017	$12.57948	$14.31873	2,142,011
01/01/2018 to 12/31/2018	$14.31873	$12.97023	1,547,160
01/01/2019 to 12/31/2019	$12.97023	$15.15466	1,674,048

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65174	0
01/01/2014 to 12/31/2014	$11.65174	$13.16434	0
01/01/2015 to 12/31/2015	$13.16434	$13.10528	0
01/01/2016 to 12/31/2016	$13.10528	$14.24377	0
01/01/2017 to 12/31/2017	$14.24377	$16.95536	0
01/01/2018 to 12/31/2018	$16.95536	$15.43234	0
01/01/2019 to 12/31/2019	$15.43234	$18.94063	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.22238	$9.27431	44,819
01/01/2011 to 12/31/2011	$9.27431	$9.40705	44,044
01/01/2012 to 12/31/2012	$9.40705	$10.95646	38,467
01/01/2013 to 12/31/2013	$10.95646	$14.22503	48,287
01/01/2014 to 12/31/2014	$14.22503	$16.34662	65,598
01/01/2015 to 12/31/2015	$16.34662	$16.51953	60,837
01/01/2016 to 12/31/2016	$16.51953	$18.60091	49,238
01/01/2017 to 12/31/2017	$18.60091	$22.29513	49,301
01/01/2018 to 12/31/2018	$22.29513	$20.05965	43,101
01/01/2019 to 12/31/2019	$20.05965	$24.47785	25,789
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88098	0
01/01/2012 to 12/31/2012	$8.88098	$9.85218	0
01/01/2013 to 12/31/2013	$9.85218	$11.82239	0
01/01/2014 to 12/31/2014	$11.82239	$12.34402	0
01/01/2015 to 12/31/2015	$12.34402	$12.12017	16,541
01/01/2016 to 12/31/2016	$12.12017	$12.63420	16,541
01/01/2017 to 12/31/2017	$12.63420	$14.64036	0
01/01/2018 to 12/31/2018	$14.64036	$13.41480	0
01/01/2019 to 12/31/2019	$13.41480	$15.94058	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.40232	$12.21815	33,322
01/01/2011 to 12/31/2011	$12.21815	$10.40817	61,481
01/01/2012 to 12/31/2012	$10.40817	$12.25201	64,255
01/01/2013 to 12/31/2013	$12.25201	$16.91414	63,124
01/01/2014 to 12/31/2014	$16.91414	$17.40177	54,000
01/01/2015 to 12/31/2015	$17.40177	$17.28813	44,173
01/01/2016 to 12/31/2016	$17.28813	$18.25490	40,264
01/01/2017 to 12/31/2017	$18.25490	$22.85392	33,555
01/01/2018 to 12/31/2018	$22.85392	$19.97386	29,972
01/01/2019 to 12/31/2019	$19.97386	$26.72624	20,710
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.69297	$11.62640	12,981
01/01/2011 to 12/31/2011	$11.62640	$11.28700	14,569
01/01/2012 to 12/31/2012	$11.28700	$12.41265	14,922
01/01/2013 to 12/31/2013	$12.41265	$16.44967	15,992
01/01/2014 to 12/31/2014	$16.44967	$16.74306	16,073
01/01/2015 to 12/31/2015	$16.74306	$16.54363	18,553
01/01/2016 to 12/31/2016	$16.54363	$18.17876	15,045
01/01/2017 to 12/31/2017	$18.17876	$22.08581	13,913
01/01/2018 to 12/31/2018	$22.08581	$19.83073	10,581
01/01/2019 to 12/31/2019	$19.83073	$25.29783	10,614

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.92002	$12.25369	88,868
01/01/2011 to 12/31/2011	$12.25369	$11.29575	81,692
01/01/2012 to 12/31/2012	$11.29575	$13.08511	72,140
01/01/2013 to 12/31/2013	$13.08511	$17.62661	68,000
01/01/2014 to 12/31/2014	$17.62661	$18.19129	55,807
01/01/2015 to 12/31/2015	$18.19129	$17.06585	51,986
01/01/2016 to 12/31/2016	$17.06585	$21.61833	50,546
01/01/2017 to 12/31/2017	$21.61833	$22.75270	49,563
01/01/2018 to 12/31/2018	$22.75270	$18.49547	48,523
01/01/2019 to 12/31/2019	$18.49547	$22.11830	47,511
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.48975	$11.47036	1,375,810
01/01/2011 to 12/31/2011	$11.47036	$11.46887	1,177,868
01/01/2012 to 12/31/2012	$11.46887	$12.76116	1,287,000
01/01/2013 to 12/31/2013	$12.76116	$14.61687	1,160,351
01/01/2014 to 12/31/2014	$14.61687	$15.17293	1,124,054
01/01/2015 to 12/31/2015	$15.17293	$14.88160	1,123,720
01/01/2016 to 12/31/2016	$14.88160	$15.69112	1,034,091
01/01/2017 to 12/31/2017	$15.69112	$17.75445	1,018,034
01/01/2018 to 12/31/2018	$17.75445	$16.47730	861,046
01/01/2019 to 12/31/2019	$16.47730	$19.52142	828,367
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.70941	$11.02414	123,355
01/01/2011 to 12/31/2011	$11.02414	$10.62508	117,954
01/01/2012 to 12/31/2012	$10.62508	$12.24799	112,648
01/01/2013 to 12/31/2013	$12.24799	$17.29463	102,273
01/01/2014 to 12/31/2014	$17.29463	$18.37052	96,503
01/01/2015 to 12/31/2015	$18.37052	$19.73636	84,773
01/01/2016 to 12/31/2016	$19.73636	$19.87233	80,819
01/01/2017 to 12/31/2017	$19.87233	$26.86535	84,119
01/01/2018 to 12/31/2018	$26.86535	$27.35394	79,944
01/01/2019 to 12/31/2019	$27.35394	$34.38813	90,216
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01434	$9.93724	144,108
01/01/2011 to 12/31/2011	$9.93724	$9.69471	143,677
01/01/2012 to 12/31/2012	$9.69471	$10.77810	135,757
01/01/2013 to 12/31/2013	$10.77810	$14.22606	132,909
01/01/2014 to 12/31/2014	$14.22606	$14.16445	131,096
01/01/2015 to 12/31/2015	$14.16445	$13.04459	128,834
01/01/2016 to 12/31/2016	$13.04459	$13.57314	126,529
01/01/2017 to 12/31/2017	$13.57314	$15.51050	124,086
01/01/2018 to 12/31/2018	$15.51050	$13.72821	123,998
01/01/2019 to 12/31/2019	$13.72821	$16.95426	351,763
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.15053	$15.52981	52,620
01/01/2011 to 12/31/2011	$15.52981	$12.95425	54,604
01/01/2012 to 12/31/2012	$12.95425	$13.15910	45,331
01/01/2013 to 12/31/2013	$13.15910	$14.88539	33,264
01/01/2014 to 12/31/2014	$14.88539	$13.37329	34,424
01/01/2015 to 12/31/2015	$13.37329	$10.58666	32,782
01/01/2016 to 12/31/2016	$10.58666	$12.93440	40,454
01/01/2017 to 12/31/2017	$12.93440	$13.98848	37,518
01/01/2018 to 12/31/2018	$13.98848	$11.42893	23,793
01/01/2019 to 12/31/2019	$11.42893	$13.09461	23,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.09557	$11.50292	60,985
01/01/2011 to 12/31/2011	$11.50292	$11.74276	72,572
01/01/2012 to 12/31/2012	$11.74276	$12.11361	66,688
01/01/2013 to 12/31/2013	$12.11361	$11.43039	58,257
01/01/2014 to 12/31/2014	$11.43039	$11.26871	49,991
01/01/2015 to 12/31/2015	$11.26871	$10.53756	48,329
01/01/2016 to 12/31/2016	$10.53756	$10.78160	35,665
01/01/2017 to 12/31/2017	$10.78160	$10.78646	32,344
01/01/2018 to 12/31/2018	$10.78646	$10.78515	26,769
01/01/2019 to 12/31/2019	$10.78515	$10.74329	21,248
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.62124	$11.65953	22,107
01/01/2011 to 12/31/2011	$11.65953	$11.03672	14,167
01/01/2012 to 12/31/2012	$11.03672	$12.81203	10,373
01/01/2013 to 12/31/2013	$12.81203	$16.63249	9,196
01/01/2014 to 12/31/2014	$16.63249	$18.74732	1,694
01/01/2015 to 12/31/2015	$18.74732	$17.16504	1,416
01/01/2016 to 12/31/2016	$17.16504	$19.18456	2,429
01/01/2017 to 12/31/2017	$19.18456	$22.29489	2,773
01/01/2018 to 12/31/2018	$22.29489	$18.24340	1,422
01/01/2019 to 12/31/2019	$18.24340	$21.30986	1,411
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.66769	$9.74160	635,594
01/01/2011 to 12/31/2011	$9.74160	$9.22075	597,446
01/01/2012 to 12/31/2012	$9.22075	$10.03476	628,595
01/01/2013 to 12/31/2013	$10.03476	$11.85510	616,561
01/01/2014 to 12/31/2014	$11.85510	$12.26244	614,396
01/01/2015 to 12/31/2015	$12.26244	$11.94590	594,254
01/01/2016 to 12/31/2016	$11.94590	$12.47643	540,510
01/01/2017 to 12/31/2017	$12.47643	$13.89528	515,987
01/01/2018 to 12/31/2018	$13.89528	$12.94062	349,990
01/01/2019 to 12/31/2019	$12.94062	$15.29461	263,530
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.14552	$10.72220	115,585
01/01/2011 to 12/31/2011	$10.72220	$11.14563	109,867
01/01/2012 to 12/31/2012	$11.14563	$11.78482	126,306
01/01/2013 to 12/31/2013	$11.78482	$11.38119	128,979
01/01/2014 to 12/31/2014	$11.38119	$11.96112	141,441
01/01/2015 to 12/31/2015	$11.96112	$11.87155	121,362
01/01/2016 to 12/31/2016	$11.87155	$12.23875	104,781
01/01/2017 to 12/31/2017	$12.23875	$12.75626	127,731
01/01/2018 to 12/31/2018	$12.75626	$12.22162	171,339
01/01/2019 to 12/31/2019	$12.22162	$13.45583	148,942
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit,
and Combination 5% roll-up and HAV Death Benefit (2.25%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.25%) OR HD GRO 60 bps and Combo DB (2.25%)
(2.25%) OR HD GRO 60 bps and Combo DB (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.47766	$10.37822	7,544,568
01/01/2011 to 12/31/2011	$10.37822	$9.88032	6,843,878
01/01/2012 to 12/31/2012	$9.88032	$10.87687	6,139,919
01/01/2013 to 12/31/2013	$10.87687	$11.69852	5,753,215
01/01/2014 to 12/31/2014	$11.69852	$11.87790	5,166,237
01/01/2015 to 12/31/2015	$11.87790	$11.24248	4,856,377
01/01/2016 to 12/31/2016	$11.24248	$11.69226	4,354,685
01/01/2017 to 12/31/2017	$11.69226	$12.87480	3,885,160
01/01/2018 to 12/31/2018	$12.87480	$11.56559	3,483,655
01/01/2019 to 12/31/2019	$11.56559	$13.12711	3,142,433
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.62915	$10.70809	2,131,338
01/01/2011 to 12/31/2011	$10.70809	$10.48454	2,058,340
01/01/2012 to 12/31/2012	$10.48454	$11.65298	1,940,847
01/01/2013 to 12/31/2013	$11.65298	$13.28346	1,866,714
01/01/2014 to 12/31/2014	$13.28346	$13.78454	1,747,809
01/01/2015 to 12/31/2015	$13.78454	$13.58938	1,779,764
01/01/2016 to 12/31/2016	$13.58938	$14.23548	1,675,249
01/01/2017 to 12/31/2017	$14.23548	$16.27973	1,393,573
01/01/2018 to 12/31/2018	$16.27973	$14.98237	1,281,267
01/01/2019 to 12/31/2019	$14.98237	$17.85572	1,161,382
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.83205	$9.66727	88,601
01/01/2011 to 12/31/2011	$9.66727	$9.28309	95,967
01/01/2012 to 12/31/2012	$9.28309	$10.01191	166,539
01/01/2013 to 12/31/2013	$10.01191	$11.00969	163,451
01/01/2014 to 12/31/2014	$11.00969	$11.32086	153,052
01/01/2015 to 12/31/2015	$11.32086	$11.05331	181,493
01/01/2016 to 12/31/2016	$11.05331	$11.33107	154,988
01/01/2017 to 12/31/2017	$11.33107	$12.88134	103,451
01/01/2018 to 12/31/2018	$12.88134	$11.60087	93,412
01/01/2019 to 12/31/2019	$11.60087	$13.39333	87,060
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.59284	0
01/01/2014 to 12/31/2014	$11.59284	$12.83088	0
01/01/2015 to 12/31/2015	$12.83088	$12.76527	0
01/01/2016 to 12/31/2016	$12.76527	$13.82122	0
01/01/2017 to 12/31/2017	$13.82122	$16.51016	0
01/01/2018 to 12/31/2018	$16.51016	$14.83150	0
01/01/2019 to 12/31/2019	$14.83150	$17.78022	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71989	$10.67667	5,049,654
01/01/2011 to 12/31/2011	$10.67667	$10.31523	4,565,268
01/01/2012 to 12/31/2012	$10.31523	$11.34646	4,118,548
01/01/2013 to 12/31/2013	$11.34646	$13.05510	3,855,143
01/01/2014 to 12/31/2014	$13.05510	$13.60049	3,340,342
01/01/2015 to 12/31/2015	$13.60049	$13.36449	3,090,397
01/01/2016 to 12/31/2016	$13.36449	$13.89432	2,823,907
01/01/2017 to 12/31/2017	$13.89432	$15.61497	2,835,722
01/01/2018 to 12/31/2018	$15.61497	$14.51601	2,504,159
01/01/2019 to 12/31/2019	$14.51601	$16.95320	2,207,742
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99756	$9.13191	1,589,823
01/01/2012 to 12/31/2012	$9.13191	$9.99296	1,398,698
01/01/2013 to 12/31/2013	$9.99296	$10.83380	1,245,656
01/01/2014 to 12/31/2014	$10.83380	$11.11408	1,115,972
01/01/2015 to 12/31/2015	$11.11408	$10.54337	959,575
01/01/2016 to 12/31/2016	$10.54337	$11.02957	874,263
01/01/2017 to 12/31/2017	$11.02957	$12.14802	791,937
01/01/2018 to 12/31/2018	$12.14802	$11.25208	677,331
01/01/2019 to 12/31/2019	$11.25208	$12.94360	611,573
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.31653	$11.49897	0
01/01/2011 to 12/31/2011	$11.49897	$11.49917	0
01/01/2012 to 12/31/2012	$11.49917	$11.77377	0
01/01/2013 to 12/31/2013	$11.77377	$11.26437	0
01/01/2014 to 12/31/2014	$11.26437	$11.00598	0
01/01/2015 to 12/31/2015	$11.00598	$10.81574	0
01/01/2016 to 12/31/2016	$10.81574	$10.75124	0
01/01/2017 to 12/31/2017	$10.75124	$10.69420	0
01/01/2018 to 12/31/2018	$10.69420	$10.53559	0
01/01/2019 to 12/31/2019	$10.53559	$10.77975	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.84329	$12.47663	1,353
01/01/2011 to 12/31/2011	$12.47663	$12.59042	0
01/01/2012 to 12/31/2012	$12.59042	$13.46070	0
01/01/2013 to 12/31/2013	$13.46070	$12.92255	0
01/01/2014 to 12/31/2014	$12.92255	$13.17297	0
01/01/2015 to 12/31/2015	$13.17297	$12.61153	0
01/01/2016 to 12/31/2016	$12.61153	$12.85612	0
01/01/2017 to 12/31/2017	$12.85612	$13.12239	0
01/01/2018 to 12/31/2018	$13.12239	$12.74736	0
01/01/2019 to 12/31/2019	$12.74736	$13.61686	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.56715	$10.41967	0
01/01/2011 to 12/31/2011	$10.41967	$11.81852	0
01/01/2012 to 12/31/2012	$11.81852	$12.23524	0
01/01/2013 to 12/31/2013	$12.23524	$11.38790	0
01/01/2014 to 12/31/2014	$11.38790	$11.61219	0
01/01/2015 to 12/31/2015	$11.61219	$11.47826	0
01/01/2016 to 12/31/2016	$11.47826	$11.38857	0
01/01/2017 to 12/31/2017	$11.38857	$11.22342	0
01/01/2018 to 12/31/2018	$11.22342	$11.03740	0
01/01/2019 to 12/31/2019	$11.03740	$10.94610	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.24236	$10.10963	676
01/01/2011 to 12/31/2011	$10.10963	$11.73410	0
01/01/2012 to 12/31/2012	$11.73410	$12.20077	0
01/01/2013 to 12/31/2013	$12.20077	$11.15482	0
01/01/2014 to 12/31/2014	$11.15482	$11.58131	0
01/01/2015 to 12/31/2015	$11.58131	$11.49928	0
01/01/2016 to 12/31/2016	$11.49928	$11.46676	0
01/01/2017 to 12/31/2017	$11.46676	$11.31442	0
01/01/2018 to 12/31/2018	$11.31442	$11.09630	0
01/01/2019 to 12/31/2019	$11.09630	$11.23182	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96344	0
01/01/2011 to 12/31/2011	$10.96344	$12.89923	5,764
01/01/2012 to 12/31/2012	$12.89923	$13.47203	4,087
01/01/2013 to 12/31/2013	$13.47203	$12.25318	0
01/01/2014 to 12/31/2014	$12.25318	$12.90403	0
01/01/2015 to 12/31/2015	$12.90403	$12.84514	0
01/01/2016 to 12/31/2016	$12.84514	$12.81854	0
01/01/2017 to 12/31/2017	$12.81854	$12.73526	0
01/01/2018 to 12/31/2018	$12.73526	$12.46191	0
01/01/2019 to 12/31/2019	$12.46191	$12.80539	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97169	0
01/01/2012 to 12/31/2012	$11.97169	$12.39242	3,035
01/01/2013 to 12/31/2013	$12.39242	$10.93851	0
01/01/2014 to 12/31/2014	$10.93851	$11.80707	0
01/01/2015 to 12/31/2015	$11.80707	$11.78935	0
01/01/2016 to 12/31/2016	$11.78935	$11.74108	0
01/01/2017 to 12/31/2017	$11.74108	$11.66344	0
01/01/2018 to 12/31/2018	$11.66344	$11.38853	0
01/01/2019 to 12/31/2019	$11.38853	$11.79410	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99757	$10.35646	0
01/01/2013 to 12/31/2013	$10.35646	$9.09549	17,033
01/01/2014 to 12/31/2014	$9.09549	$10.01785	9,956
01/01/2015 to 12/31/2015	$10.01785	$10.06263	0
01/01/2016 to 12/31/2016	$10.06263	$10.02975	0
01/01/2017 to 12/31/2017	$10.02975	$9.97587	0
01/01/2018 to 12/31/2018	$9.97587	$9.72957	0
01/01/2019 to 12/31/2019	$9.72957	$10.13478	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71387	0
01/01/2014 to 12/31/2014	$8.71387	$9.76561	0
01/01/2015 to 12/31/2015	$9.76561	$9.82198	0
01/01/2016 to 12/31/2016	$9.82198	$9.78934	0
01/01/2017 to 12/31/2017	$9.78934	$9.73558	0
01/01/2018 to 12/31/2018	$9.73558	$9.45890	0
01/01/2019 to 12/31/2019	$9.45890	$9.98669	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25691	0
01/01/2015 to 12/31/2015	$11.25691	$11.22918	12,685
01/01/2016 to 12/31/2016	$11.22918	$11.25394	0
01/01/2017 to 12/31/2017	$11.25394	$11.20832	0
01/01/2018 to 12/31/2018	$11.20832	$10.87973	0
01/01/2019 to 12/31/2019	$10.87973	$11.56788	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89735	0
01/01/2016 to 12/31/2016	$9.89735	$9.88100	14,398
01/01/2017 to 12/31/2017	$9.88100	$9.89803	13,696
01/01/2018 to 12/31/2018	$9.89803	$9.57835	15,316
01/01/2019 to 12/31/2019	$9.57835	$10.30705	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99757	$9.83922	3,614
01/01/2017 to 12/31/2017	$9.83922	$9.88152	2,744
01/01/2018 to 12/31/2018	$9.88152	$9.54120	3,705
01/01/2019 to 12/31/2019	$9.54120	$10.32856	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99756	$9.99571	0
01/01/2018 to 12/31/2018	$9.99571	$9.57369	0
01/01/2019 to 12/31/2019	$9.57369	$10.44813	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99756	$9.62227	0
01/01/2019 to 12/31/2019	$9.62227	$10.56780	3,437
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99878	$11.18839	2,063
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.30688	$10.31961	10,433,364
01/01/2011 to 12/31/2011	$10.31961	$9.84787	9,803,171
01/01/2012 to 12/31/2012	$9.84787	$10.95243	9,098,455
01/01/2013 to 12/31/2013	$10.95243	$13.14089	8,699,441
01/01/2014 to 12/31/2014	$13.14089	$13.75064	8,097,018
01/01/2015 to 12/31/2015	$13.75064	$13.51979	7,460,043
01/01/2016 to 12/31/2016	$13.51979	$14.12690	7,026,633
01/01/2017 to 12/31/2017	$14.12690	$16.28871	6,228,043
01/01/2018 to 12/31/2018	$16.28871	$14.93785	5,721,442
01/01/2019 to 12/31/2019	$14.93785	$17.85942	5,306,085
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60723	0
01/01/2014 to 12/31/2014	$11.60723	$12.89672	0
01/01/2015 to 12/31/2015	$12.89672	$12.16238	0
01/01/2016 to 12/31/2016	$12.16238	$13.66703	0
01/01/2017 to 12/31/2017	$13.66703	$15.82715	0
01/01/2018 to 12/31/2018	$15.82715	$14.73941	0
01/01/2019 to 12/31/2019	$14.73941	$18.88823	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05684	$9.47128	0
01/01/2011 to 12/31/2011	$9.47128	$8.79636	0
01/01/2012 to 12/31/2012	$8.79636	$10.90830	0
01/01/2013 to 12/31/2013	$10.90830	$11.13207	0
01/01/2014 to 12/31/2014	$11.13207	$12.40303	0
01/01/2015 to 12/31/2015	$12.40303	$12.11920	0
01/01/2016 to 12/31/2016	$12.11920	$11.95926	0
01/01/2017 to 12/31/2017	$11.95926	$12.97009	0
01/01/2018 to 12/31/2018	$12.97009	$12.08573	0
01/01/2019 to 12/31/2019	$12.08573	$14.78967	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.26325	$12.91748	0
01/01/2011 to 12/31/2011	$12.91748	$13.46633	0
01/01/2012 to 12/31/2012	$13.46633	$15.19077	0
01/01/2013 to 12/31/2013	$15.19077	$15.32188	0
01/01/2014 to 12/31/2014	$15.32188	$19.61723	0
01/01/2015 to 12/31/2015	$19.61723	$20.11499	0
01/01/2016 to 12/31/2016	$20.11499	$20.62073	0
01/01/2017 to 12/31/2017	$20.62073	$21.42776	0
01/01/2018 to 12/31/2018	$21.42776	$19.95725	0
01/01/2019 to 12/31/2019	$19.95725	$25.61102	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.67826	$9.70641	1,465,024
01/01/2011 to 12/31/2011	$9.70641	$9.35035	1,359,077
01/01/2012 to 12/31/2012	$9.35035	$10.11678	1,400,860
01/01/2013 to 12/31/2013	$10.11678	$11.35451	1,364,211
01/01/2014 to 12/31/2014	$11.35451	$11.45456	1,213,540
01/01/2015 to 12/31/2015	$11.45456	$11.31348	1,154,661
01/01/2016 to 12/31/2016	$11.31348	$11.53567	1,040,776
01/01/2017 to 12/31/2017	$11.53567	$13.14088	872,621
01/01/2018 to 12/31/2018	$13.14088	$11.85488	764,300
01/01/2019 to 12/31/2019	$11.85488	$13.91287	713,774
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.15528	$9.99239	89,731
01/01/2011 to 12/31/2011	$9.99239	$9.72331	81,041
01/01/2012 to 12/31/2012	$9.72331	$10.47221	107,460
01/01/2013 to 12/31/2013	$10.47221	$11.24773	114,444
01/01/2014 to 12/31/2014	$11.24773	$11.44479	111,090
01/01/2015 to 12/31/2015	$11.44479	$11.09118	87,284
01/01/2016 to 12/31/2016	$11.09118	$11.41780	82,084
01/01/2017 to 12/31/2017	$11.41780	$12.53886	66,104
01/01/2018 to 12/31/2018	$12.53886	$11.39593	59,827
01/01/2019 to 12/31/2019	$11.39593	$12.93089	53,278
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.45304	$11.71980	0
01/01/2011 to 12/31/2011	$11.71980	$11.61152	0
01/01/2012 to 12/31/2012	$11.61152	$13.13736	0
01/01/2013 to 12/31/2013	$13.13736	$17.83518	0
01/01/2014 to 12/31/2014	$17.83518	$18.69829	0
01/01/2015 to 12/31/2015	$18.69829	$17.28206	0
01/01/2016 to 12/31/2016	$17.28206	$21.01208	0
01/01/2017 to 12/31/2017	$21.01208	$23.05563	0
01/01/2018 to 12/31/2018	$23.05563	$19.37438	0
01/01/2019 to 12/31/2019	$19.37438	$23.23724	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.25552	$10.03229	0
01/01/2011 to 12/31/2011	$10.03229	$9.81415	0
01/01/2012 to 12/31/2012	$9.81415	$9.59827	0
01/01/2013 to 12/31/2013	$9.59827	$9.38716	0
01/01/2014 to 12/31/2014	$9.38716	$9.18065	0
01/01/2015 to 12/31/2015	$9.18065	$8.97854	0
01/01/2016 to 12/31/2016	$8.97854	$8.78150	1,084
01/01/2017 to 12/31/2017	$8.78150	$8.61811	847
01/01/2018 to 12/31/2018	$8.61811	$8.53698	840
01/01/2019 to 12/31/2019	$8.53698	$8.49029	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.24484	$11.37212	0
01/01/2011 to 12/31/2011	$11.37212	$11.47527	0
01/01/2012 to 12/31/2012	$11.47527	$12.77941	0
01/01/2013 to 12/31/2013	$12.77941	$13.39553	0
01/01/2014 to 12/31/2014	$13.39553	$13.43582	0
01/01/2015 to 12/31/2015	$13.43582	$12.67187	0
01/01/2016 to 12/31/2016	$12.67187	$14.30182	0
01/01/2017 to 12/31/2017	$14.30182	$15.03305	0
01/01/2018 to 12/31/2018	$15.03305	$14.40842	0
01/01/2019 to 12/31/2019	$14.40842	$16.24737	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.71877	$8.54237	0
01/01/2011 to 12/31/2011	$8.54237	$8.00512	0
01/01/2012 to 12/31/2012	$8.00512	$9.15076	0
01/01/2013 to 12/31/2013	$9.15076	$12.51678	0
01/01/2014 to 12/31/2014	$12.51678	$13.92415	0
01/01/2015 to 12/31/2015	$13.92415	$12.55060	0
01/01/2016 to 12/31/2016	$12.55060	$14.71606	0
01/01/2017 to 12/31/2017	$14.71606	$17.15566	0
01/01/2018 to 12/31/2018	$17.15566	$14.40179	0
01/01/2019 to 12/31/2019	$14.40179	$18.24329	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.92187	$8.87097	0
01/01/2011 to 12/31/2011	$8.87097	$7.55472	0
01/01/2012 to 12/31/2012	$7.55472	$8.89293	0
01/01/2013 to 12/31/2013	$8.89293	$10.35465	0
01/01/2014 to 12/31/2014	$10.35465	$9.56727	0
01/01/2015 to 12/31/2015	$9.56727	$9.65127	0
01/01/2016 to 12/31/2016	$9.65127	$9.08277	0
01/01/2017 to 12/31/2017	$9.08277	$12.03054	0
01/01/2018 to 12/31/2018	$12.03054	$10.19599	0
01/01/2019 to 12/31/2019	$10.19599	$13.17366	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.71894	$9.47217	0
01/01/2011 to 12/31/2011	$9.47217	$8.10141	0
01/01/2012 to 12/31/2012	$8.10141	$9.24419	0
01/01/2013 to 12/31/2013	$9.24419	$10.80070	0
01/01/2014 to 12/31/2014	$10.80070	$9.85484	0
01/01/2015 to 12/31/2015	$9.85484	$9.71668	0
01/01/2016 to 12/31/2016	$9.71668	$9.55849	0
01/01/2017 to 12/31/2017	$9.55849	$11.48141	0
01/01/2018 to 12/31/2018	$11.48141	$9.41561	0
01/01/2019 to 12/31/2019	$9.41561	$11.05215	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.81140	$9.80827	37,937
01/01/2011 to 12/31/2011	$9.80827	$9.53814	19,602
01/01/2012 to 12/31/2012	$9.53814	$10.59496	55,493
01/01/2013 to 12/31/2013	$10.59496	$12.04899	36,506
01/01/2014 to 12/31/2014	$12.04899	$12.53374	34,526
01/01/2015 to 12/31/2015	$12.53374	$12.12952	47,365
01/01/2016 to 12/31/2016	$12.12952	$12.48210	44,943
01/01/2017 to 12/31/2017	$12.48210	$14.27811	44,043
01/01/2018 to 12/31/2018	$14.27811	$12.93291	43,084
01/01/2019 to 12/31/2019	$12.93291	$15.10597	39,019

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.38229	$10.88206	0
01/01/2011 to 12/31/2011	$10.88206	$9.66899	0
01/01/2012 to 12/31/2012	$9.66899	$11.52759	0
01/01/2013 to 12/31/2013	$11.52759	$13.00571	0
01/01/2014 to 12/31/2014	$13.00571	$11.90982	0
01/01/2015 to 12/31/2015	$11.90982	$11.32213	0
01/01/2016 to 12/31/2016	$11.32213	$11.28748	0
01/01/2017 to 12/31/2017	$11.28748	$14.31113	0
01/01/2018 to 12/31/2018	$14.31113	$11.54968	0
01/01/2019 to 12/31/2019	$11.54968	$14.37056	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.01602	$11.56220	376,904
01/01/2011 to 12/31/2011	$11.56220	$11.33459	367,461
01/01/2012 to 12/31/2012	$11.33459	$12.27304	545,336
01/01/2013 to 12/31/2013	$12.27304	$13.32716	527,059
01/01/2014 to 12/31/2014	$13.32716	$13.74406	446,654
01/01/2015 to 12/31/2015	$13.74406	$13.41700	336,286
01/01/2016 to 12/31/2016	$13.41700	$13.62609	258,882
01/01/2017 to 12/31/2017	$13.62609	$14.94525	213,161
01/01/2018 to 12/31/2018	$14.94525	$13.86539	158,874
01/01/2019 to 12/31/2019	$13.86539	$15.54132	147,177
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28302	$11.19487	0
01/01/2011 to 12/31/2011	$11.19487	$11.02146	0
01/01/2012 to 12/31/2012	$11.02146	$12.41541	0
01/01/2013 to 12/31/2013	$12.41541	$16.57359	0
01/01/2014 to 12/31/2014	$16.57359	$17.74935	0
01/01/2015 to 12/31/2015	$17.74935	$19.20481	0
01/01/2016 to 12/31/2016	$19.20481	$18.50805	0
01/01/2017 to 12/31/2017	$18.50805	$24.58788	0
01/01/2018 to 12/31/2018	$24.58788	$23.65644	0
01/01/2019 to 12/31/2019	$23.65644	$30.67882	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.94686	$10.47834	0
01/01/2011 to 12/31/2011	$10.47834	$10.15451	0
01/01/2012 to 12/31/2012	$10.15451	$11.14880	0
01/01/2013 to 12/31/2013	$11.14880	$14.89547	0
01/01/2014 to 12/31/2014	$14.89547	$16.11043	0
01/01/2015 to 12/31/2015	$16.11043	$17.34281	0
01/01/2016 to 12/31/2016	$17.34281	$17.90794	0
01/01/2017 to 12/31/2017	$17.90794	$23.29311	0
01/01/2018 to 12/31/2018	$23.29311	$22.16537	0
01/01/2019 to 12/31/2019	$22.16537	$28.53446	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.26126	$12.34035	0
01/01/2011 to 12/31/2011	$12.34035	$11.69116	0
01/01/2012 to 12/31/2012	$11.69116	$14.07213	0
01/01/2013 to 12/31/2013	$14.07213	$17.56575	0
01/01/2014 to 12/31/2014	$17.56575	$17.80286	0
01/01/2015 to 12/31/2015	$17.80286	$17.15596	0
01/01/2016 to 12/31/2016	$17.15596	$17.97257	0
01/01/2017 to 12/31/2017	$17.97257	$21.76883	0
01/01/2018 to 12/31/2018	$21.76883	$19.25350	0
01/01/2019 to 12/31/2019	$19.25350	$24.47075	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.28444	0
01/01/2013 to 12/31/2013	$10.28444	$11.96070	18,289
01/01/2014 to 12/31/2014	$11.96070	$12.29863	15,392
01/01/2015 to 12/31/2015	$12.29863	$11.87859	8,453
01/01/2016 to 12/31/2016	$11.87859	$12.11994	7,821
01/01/2017 to 12/31/2017	$12.11994	$13.80892	9,754
01/01/2018 to 12/31/2018	$13.80892	$12.38586	8,947
01/01/2019 to 12/31/2019	$12.38586	$14.87074	12,503
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.79086	$10.79966	0
01/01/2011 to 12/31/2011	$10.79966	$10.49959	0
01/01/2012 to 12/31/2012	$10.49959	$12.02243	0
01/01/2013 to 12/31/2013	$12.02243	$16.07390	0
01/01/2014 to 12/31/2014	$16.07390	$17.08945	0
01/01/2015 to 12/31/2015	$17.08945	$17.92160	0
01/01/2016 to 12/31/2016	$17.92160	$17.86309	0
01/01/2017 to 12/31/2017	$17.86309	$22.83614	0
01/01/2018 to 12/31/2018	$22.83614	$22.81087	0
01/01/2019 to 12/31/2019	$22.81087	$30.73723	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99818	$10.17554	0
01/01/2013 to 12/31/2013	$10.17554	$13.38557	0
01/01/2014 to 12/31/2014	$13.38557	$14.42863	0
01/01/2015 to 12/31/2015	$14.42863	$14.00902	0
01/01/2016 to 12/31/2016	$14.00902	$15.54366	0
01/01/2017 to 12/31/2017	$15.54366	$17.83863	0
01/01/2018 to 12/31/2018	$17.83863	$15.67329	0
01/01/2019 to 12/31/2019	$15.67329	$19.82690	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.36264	$13.31590	0
01/01/2011 to 12/31/2011	$13.31590	$12.63558	0
01/01/2012 to 12/31/2012	$12.63558	$14.78088	0
01/01/2013 to 12/31/2013	$14.78088	$19.10921	0
01/01/2014 to 12/31/2014	$19.10921	$20.84303	0
01/01/2015 to 12/31/2015	$20.84303	$19.22533	0
01/01/2016 to 12/31/2016	$19.22533	$19.11237	0
01/01/2017 to 12/31/2017	$19.11237	$23.75704	0
01/01/2018 to 12/31/2018	$23.75704	$22.22094	0
01/01/2019 to 12/31/2019	$22.22094	$28.28527	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.19594	$11.10141	0
01/01/2011 to 12/31/2011	$11.10141	$10.58780	0
01/01/2012 to 12/31/2012	$10.58780	$12.12804	0
01/01/2013 to 12/31/2013	$12.12804	$16.84393	0
01/01/2014 to 12/31/2014	$16.84393	$18.82076	0
01/01/2015 to 12/31/2015	$18.82076	$17.36897	0
01/01/2016 to 12/31/2016	$17.36897	$20.08442	0
01/01/2017 to 12/31/2017	$20.08442	$22.35221	0
01/01/2018 to 12/31/2018	$22.35221	$18.26333	0
01/01/2019 to 12/31/2019	$18.26333	$21.61496	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.05407	$10.82692	0
01/01/2011 to 12/31/2011	$10.82692	$8.44241	0
01/01/2012 to 12/31/2012	$8.44241	$9.73673	0
01/01/2013 to 12/31/2013	$9.73673	$9.54367	0
01/01/2014 to 12/31/2014	$9.54367	$8.89652	0
01/01/2015 to 12/31/2015	$8.89652	$7.24532	0
01/01/2016 to 12/31/2016	$7.24532	$7.96223	0
01/01/2017 to 12/31/2017	$7.96223	$9.84165	0
01/01/2018 to 12/31/2018	$9.84165	$8.27197	0
01/01/2019 to 12/31/2019	$8.27197	$9.16988	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.41144	$11.25882	2,956,420
01/01/2011 to 12/31/2011	$11.25882	$11.12122	2,743,932
01/01/2012 to 12/31/2012	$11.12122	$12.00437	2,824,903
01/01/2013 to 12/31/2013	$12.00437	$12.82173	2,616,705
01/01/2014 to 12/31/2014	$12.82173	$13.26380	2,326,101
01/01/2015 to 12/31/2015	$13.26380	$12.99049	1,941,414
01/01/2016 to 12/31/2016	$12.99049	$13.40721	1,953,222
01/01/2017 to 12/31/2017	$13.40721	$14.44138	1,811,229
01/01/2018 to 12/31/2018	$14.44138	$13.72078	1,623,899
01/01/2019 to 12/31/2019	$13.72078	$15.39680	1,356,545
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06089	0
01/01/2012 to 12/31/2012	$10.06089	$10.53869	0
01/01/2013 to 12/31/2013	$10.53869	$10.06837	0
01/01/2014 to 12/31/2014	$10.06837	$10.44364	0
01/01/2015 to 12/31/2015	$10.44364	$10.18642	0
01/01/2016 to 12/31/2016	$10.18642	$10.38211	226
01/01/2017 to 12/31/2017	$10.38211	$10.73017	170
01/01/2018 to 12/31/2018	$10.73017	$10.40742	176
01/01/2019 to 12/31/2019	$10.40742	$11.17129	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.12252	$9.45472	2,557,617
01/01/2011 to 12/31/2011	$9.45472	$8.67232	2,442,153
01/01/2012 to 12/31/2012	$8.67232	$9.57690	2,190,385
01/01/2013 to 12/31/2013	$9.57690	$10.96089	2,086,482
01/01/2014 to 12/31/2014	$10.96089	$11.70562	1,964,518
01/01/2015 to 12/31/2015	$11.70562	$11.37781	1,914,474
01/01/2016 to 12/31/2016	$11.37781	$12.25119	1,852,161
01/01/2017 to 12/31/2017	$12.25119	$13.91107	1,858,154
01/01/2018 to 12/31/2018	$13.91107	$12.56986	1,741,490
01/01/2019 to 12/31/2019	$12.56986	$14.65094	1,551,871
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.63219	0
01/01/2014 to 12/31/2014	$11.63219	$13.11023	0
01/01/2015 to 12/31/2015	$13.11023	$13.01952	0
01/01/2016 to 12/31/2016	$13.01952	$14.11598	0
01/01/2017 to 12/31/2017	$14.11598	$16.76237	0
01/01/2018 to 12/31/2018	$16.76237	$15.21923	0
01/01/2019 to 12/31/2019	$15.21923	$18.63360	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.12604	$9.14329	0
01/01/2011 to 12/31/2011	$9.14329	$9.25157	0
01/01/2012 to 12/31/2012	$9.25157	$10.74903	0
01/01/2013 to 12/31/2013	$10.74903	$13.92157	0
01/01/2014 to 12/31/2014	$13.92157	$15.95887	0
01/01/2015 to 12/31/2015	$15.95887	$16.08820	0
01/01/2016 to 12/31/2016	$16.08820	$18.07098	0
01/01/2017 to 12/31/2017	$18.07098	$21.60711	0
01/01/2018 to 12/31/2018	$21.60711	$19.39282	0
01/01/2019 to 12/31/2019	$19.39282	$23.60631	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86648	0
01/01/2012 to 12/31/2012	$8.86648	$9.81199	0
01/01/2013 to 12/31/2013	$9.81199	$11.74541	3,084
01/01/2014 to 12/31/2014	$11.74541	$12.23364	5,004
01/01/2015 to 12/31/2015	$12.23364	$11.98233	9,337
01/01/2016 to 12/31/2016	$11.98233	$12.46009	8,579
01/01/2017 to 12/31/2017	$12.46009	$14.40340	21,917
01/01/2018 to 12/31/2018	$14.40340	$13.16521	22,126
01/01/2019 to 12/31/2019	$13.16521	$15.60572	15,583
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.29215	$12.04549	0
01/01/2011 to 12/31/2011	$12.04549	$10.23600	0
01/01/2012 to 12/31/2012	$10.23600	$12.01985	0
01/01/2013 to 12/31/2013	$12.01985	$16.55303	0
01/01/2014 to 12/31/2014	$16.55303	$16.98854	0
01/01/2015 to 12/31/2015	$16.98854	$16.83642	0
01/01/2016 to 12/31/2016	$16.83642	$17.73452	0
01/01/2017 to 12/31/2017	$17.73452	$22.14839	0
01/01/2018 to 12/31/2018	$22.14839	$19.30962	0
01/01/2019 to 12/31/2019	$19.30962	$25.77434	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.61513	$11.49409	0
01/01/2011 to 12/31/2011	$11.49409	$11.13148	0
01/01/2012 to 12/31/2012	$11.13148	$12.21161	0
01/01/2013 to 12/31/2013	$12.21161	$16.14369	0
01/01/2014 to 12/31/2014	$16.14369	$16.39138	0
01/01/2015 to 12/31/2015	$16.39138	$16.15661	0
01/01/2016 to 12/31/2016	$16.15661	$17.71016	0
01/01/2017 to 12/31/2017	$17.71016	$21.46414	0
01/01/2018 to 12/31/2018	$21.46414	$19.22515	0
01/01/2019 to 12/31/2019	$19.22515	$24.46545	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.80392	$12.08066	0
01/01/2011 to 12/31/2011	$12.08066	$11.10904	0
01/01/2012 to 12/31/2012	$11.10904	$12.83722	0
01/01/2013 to 12/31/2013	$12.83722	$17.25050	0
01/01/2014 to 12/31/2014	$17.25050	$17.75965	0
01/01/2015 to 12/31/2015	$17.75965	$16.62018	0
01/01/2016 to 12/31/2016	$16.62018	$21.00249	0
01/01/2017 to 12/31/2017	$21.00249	$22.05076	0
01/01/2018 to 12/31/2018	$22.05076	$17.88078	0
01/01/2019 to 12/31/2019	$17.88078	$21.33096	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.36705	$11.30851	861,448
01/01/2011 to 12/31/2011	$11.30851	$11.27944	828,168
01/01/2012 to 12/31/2012	$11.27944	$12.51966	805,114
01/01/2013 to 12/31/2013	$12.51966	$14.30533	864,271
01/01/2014 to 12/31/2014	$14.30533	$14.81310	892,322
01/01/2015 to 12/31/2015	$14.81310	$14.49314	910,758
01/01/2016 to 12/31/2016	$14.49314	$15.24435	846,539
01/01/2017 to 12/31/2017	$15.24435	$17.20697	716,426
01/01/2018 to 12/31/2018	$17.20697	$15.92989	636,937
01/01/2019 to 12/31/2019	$15.92989	$18.82674	630,082
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.62234	$10.89854	0
01/01/2011 to 12/31/2011	$10.89854	$10.47838	0
01/01/2012 to 12/31/2012	$10.47838	$12.04928	0
01/01/2013 to 12/31/2013	$12.04928	$16.97245	0
01/01/2014 to 12/31/2014	$16.97245	$17.98424	0
01/01/2015 to 12/31/2015	$17.98424	$19.27402	0
01/01/2016 to 12/31/2016	$19.27402	$19.35951	0
01/01/2017 to 12/31/2017	$19.35951	$26.10838	0
01/01/2018 to 12/31/2018	$26.10838	$26.51780	0
01/01/2019 to 12/31/2019	$26.51780	$33.25559	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.90897	$9.79708	0
01/01/2011 to 12/31/2011	$9.79708	$9.53469	0
01/01/2012 to 12/31/2012	$9.53469	$10.57417	0
01/01/2013 to 12/31/2013	$10.57417	$13.92281	0
01/01/2014 to 12/31/2014	$13.92281	$13.82856	0
01/01/2015 to 12/31/2015	$13.82856	$12.70406	0
01/01/2016 to 12/31/2016	$12.70406	$13.18650	0
01/01/2017 to 12/31/2017	$13.18650	$15.03201	0
01/01/2018 to 12/31/2018	$15.03201	$13.27197	0
01/01/2019 to 12/31/2019	$13.27197	$16.35087	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.99675	$15.31064	0
01/01/2011 to 12/31/2011	$15.31064	$12.74029	0
01/01/2012 to 12/31/2012	$12.74029	$12.91003	0
01/01/2013 to 12/31/2013	$12.91003	$14.56784	0
01/01/2014 to 12/31/2014	$14.56784	$13.05591	0
01/01/2015 to 12/31/2015	$13.05591	$10.31008	0
01/01/2016 to 12/31/2016	$10.31008	$12.56588	0
01/01/2017 to 12/31/2017	$12.56588	$13.55679	0
01/01/2018 to 12/31/2018	$13.55679	$11.04905	0
01/01/2019 to 12/31/2019	$11.04905	$12.62848	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.96586	$11.34046	0
01/01/2011 to 12/31/2011	$11.34046	$11.54872	0
01/01/2012 to 12/31/2012	$11.54872	$11.88441	0
01/01/2013 to 12/31/2013	$11.88441	$11.18657	0
01/01/2014 to 12/31/2014	$11.18657	$11.00133	0
01/01/2015 to 12/31/2015	$11.00133	$10.26238	0
01/01/2016 to 12/31/2016	$10.26238	$10.47441	0
01/01/2017 to 12/31/2017	$10.47441	$10.45361	0
01/01/2018 to 12/31/2018	$10.45361	$10.42666	0
01/01/2019 to 12/31/2019	$10.42666	$10.36074	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.50836	$11.49463	0
01/01/2011 to 12/31/2011	$11.49463	$10.85406	0
01/01/2012 to 12/31/2012	$10.85406	$12.56906	0
01/01/2013 to 12/31/2013	$12.56906	$16.27725	0
01/01/2014 to 12/31/2014	$16.27725	$18.30203	0
01/01/2015 to 12/31/2015	$18.30203	$16.71631	0
01/01/2016 to 12/31/2016	$16.71631	$18.63749	0
01/01/2017 to 12/31/2017	$18.63749	$21.60625	0
01/01/2018 to 12/31/2018	$21.60625	$17.63639	0
01/01/2019 to 12/31/2019	$17.63639	$20.55055	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.58160	$9.62121	0
01/01/2011 to 12/31/2011	$9.62121	$9.08459	2,223
01/01/2012 to 12/31/2012	$9.08459	$9.86225	4,081
01/01/2013 to 12/31/2013	$9.86225	$11.62287	59,005
01/01/2014 to 12/31/2014	$11.62287	$11.99269	68,303
01/01/2015 to 12/31/2015	$11.99269	$11.65454	58,068
01/01/2016 to 12/31/2016	$11.65454	$12.14240	58,035
01/01/2017 to 12/31/2017	$12.14240	$13.49029	54,898
01/01/2018 to 12/31/2018	$13.49029	$12.53257	52,487
01/01/2019 to 12/31/2019	$12.53257	$14.77620	50,654
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.09286	$10.64051	0
01/01/2011 to 12/31/2011	$10.64051	$11.03361	0
01/01/2012 to 12/31/2012	$11.03361	$11.63787	0
01/01/2013 to 12/31/2013	$11.63787	$11.21185	0
01/01/2014 to 12/31/2014	$11.21185	$11.75439	0
01/01/2015 to 12/31/2015	$11.75439	$11.63783	0
01/01/2016 to 12/31/2016	$11.63783	$11.96851	0
01/01/2017 to 12/31/2017	$11.96851	$12.44419	0
01/01/2018 to 12/31/2018	$12.44419	$11.89335	0
01/01/2019 to 12/31/2019	$11.89335	$13.06249	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.75036	$9.61939	6,364
01/01/2011 to 12/31/2011	$9.61939	$9.19378	7,465
01/01/2012 to 12/31/2012	$9.19378	$10.16082	8,157
01/01/2013 to 12/31/2013	$10.16082	$10.97131	1,385
01/01/2014 to 12/31/2014	$10.97131	$11.18347	6,608
01/01/2015 to 12/31/2015	$11.18347	$10.62680	4,039
01/01/2016 to 12/31/2016	$10.62680	$11.09532	360
01/01/2017 to 12/31/2017	$11.09532	$12.26534	698
01/01/2018 to 12/31/2018	$12.26534	$11.06162	0
01/01/2019 to 12/31/2019	$11.06162	$12.60434	0
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.00981	$10.05863	2,586
01/01/2011 to 12/31/2011	$10.05863	$9.88727	2,900
01/01/2012 to 12/31/2012	$9.88727	$11.03232	2,818
01/01/2013 to 12/31/2013	$11.03232	$12.62536	0
01/01/2014 to 12/31/2014	$12.62536	$13.15313	0
01/01/2015 to 12/31/2015	$13.15313	$13.01786	0
01/01/2016 to 12/31/2016	$13.01786	$13.69018	0
01/01/2017 to 12/31/2017	$13.69018	$15.71740	0
01/01/2018 to 12/31/2018	$15.71740	$14.52203	0
01/01/2019 to 12/31/2019	$14.52203	$17.37504	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.89004	$9.76900	521
01/01/2011 to 12/31/2011	$9.76900	$9.41752	427
01/01/2012 to 12/31/2012	$9.41752	$10.19690	492
01/01/2013 to 12/31/2013	$10.19690	$11.25710	119
01/01/2014 to 12/31/2014	$11.25710	$11.62067	420
01/01/2015 to 12/31/2015	$11.62067	$11.39065	268
01/01/2016 to 12/31/2016	$11.39065	$11.72268	131
01/01/2017 to 12/31/2017	$11.72268	$13.37867	276
01/01/2018 to 12/31/2018	$13.37867	$12.09630	147
01/01/2019 to 12/31/2019	$12.09630	$14.02015	412
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.62386	0
01/01/2014 to 12/31/2014	$11.62386	$12.91578	0
01/01/2015 to 12/31/2015	$12.91578	$12.90015	0
01/01/2016 to 12/31/2016	$12.90015	$14.02200	0
01/01/2017 to 12/31/2017	$14.02200	$16.81558	0
01/01/2018 to 12/31/2018	$16.81558	$15.16568	0
01/01/2019 to 12/31/2019	$15.16568	$18.25235	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.94528	$9.86436	0
01/01/2011 to 12/31/2011	$9.86436	$9.56771	0
01/01/2012 to 12/31/2012	$9.56771	$10.56555	0
01/01/2013 to 12/31/2013	$10.56555	$12.20435	0
01/01/2014 to 12/31/2014	$12.20435	$12.76411	0
01/01/2015 to 12/31/2015	$12.76411	$12.59187	0
01/01/2016 to 12/31/2016	$12.59187	$13.14232	0
01/01/2017 to 12/31/2017	$13.14232	$14.82764	0
01/01/2018 to 12/31/2018	$14.82764	$13.83855	0
01/01/2019 to 12/31/2019	$13.83855	$16.22547	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99849	$9.15655	0
01/01/2012 to 12/31/2012	$9.15655	$10.05939	0
01/01/2013 to 12/31/2013	$10.05939	$10.94863	0
01/01/2014 to 12/31/2014	$10.94863	$11.27593	0
01/01/2015 to 12/31/2015	$11.27593	$10.73889	0
01/01/2016 to 12/31/2016	$10.73889	$11.27810	0
01/01/2017 to 12/31/2017	$11.27810	$12.47036	0
01/01/2018 to 12/31/2018	$12.47036	$11.59632	0
01/01/2019 to 12/31/2019	$11.59632	$13.39198	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.46317	$10.67366	0
01/01/2011 to 12/31/2011	$10.67366	$10.71554	0
01/01/2012 to 12/31/2012	$10.71554	$11.01459	0
01/01/2013 to 12/31/2013	$11.01459	$10.57949	0
01/01/2014 to 12/31/2014	$10.57949	$10.37734	0
01/01/2015 to 12/31/2015	$10.37734	$10.23801	0
01/01/2016 to 12/31/2016	$10.23801	$10.21746	0
01/01/2017 to 12/31/2017	$10.21746	$10.20367	0
01/01/2018 to 12/31/2018	$10.20367	$10.09168	0
01/01/2019 to 12/31/2019	$10.09168	$10.36629	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.71847	$11.33604	0
01/01/2011 to 12/31/2011	$11.33604	$11.48422	0
01/01/2012 to 12/31/2012	$11.48422	$12.32649	0
01/01/2013 to 12/31/2013	$12.32649	$11.88023	0
01/01/2014 to 12/31/2014	$11.88023	$12.15803	0
01/01/2015 to 12/31/2015	$12.15803	$11.68555	0
01/01/2016 to 12/31/2016	$11.68555	$11.95877	0
01/01/2017 to 12/31/2017	$11.95877	$12.25420	0
01/01/2018 to 12/31/2018	$12.25420	$11.95104	0
01/01/2019 to 12/31/2019	$11.95104	$12.81650	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.96689	$11.99103	13,335
01/01/2011 to 12/31/2011	$11.99103	$13.65410	0
01/01/2012 to 12/31/2012	$13.65410	$14.19109	0
01/01/2013 to 12/31/2013	$14.19109	$13.26017	0
01/01/2014 to 12/31/2014	$13.26017	$13.57445	0
01/01/2015 to 12/31/2015	$13.57445	$13.47057	0
01/01/2016 to 12/31/2016	$13.47057	$13.41760	0
01/01/2017 to 12/31/2017	$13.41760	$13.27476	0
01/01/2018 to 12/31/2018	$13.27476	$13.10578	6,915
01/01/2019 to 12/31/2019	$13.10578	$13.04790	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78733	$9.64967	16,750
01/01/2011 to 12/31/2011	$9.64967	$11.24415	0
01/01/2012 to 12/31/2012	$11.24415	$11.73723	0
01/01/2013 to 12/31/2013	$11.73723	$10.77318	0
01/01/2014 to 12/31/2014	$10.77318	$11.22894	0
01/01/2015 to 12/31/2015	$11.22894	$11.19334	0
01/01/2016 to 12/31/2016	$11.19334	$11.20541	0
01/01/2017 to 12/31/2017	$11.20541	$11.09977	0
01/01/2018 to 12/31/2018	$11.09977	$10.92859	0
01/01/2019 to 12/31/2019	$10.92859	$11.10537	8,206
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99799	$11.00652	873
01/01/2011 to 12/31/2011	$11.00652	$13.00070	9,646
01/01/2012 to 12/31/2012	$13.00070	$13.63134	0
01/01/2013 to 12/31/2013	$13.63134	$12.44678	0
01/01/2014 to 12/31/2014	$12.44678	$13.15927	0
01/01/2015 to 12/31/2015	$13.15927	$13.15067	0
01/01/2016 to 12/31/2016	$13.15067	$13.17484	0
01/01/2017 to 12/31/2017	$13.17484	$13.14056	0
01/01/2018 to 12/31/2018	$13.14056	$12.90937	0
01/01/2019 to 12/31/2019	$12.90937	$13.31723	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99849	$12.01851	15,225
01/01/2012 to 12/31/2012	$12.01851	$12.48985	25,413
01/01/2013 to 12/31/2013	$12.48985	$11.06789	0
01/01/2014 to 12/31/2014	$11.06789	$11.99362	0
01/01/2015 to 12/31/2015	$11.99362	$12.02252	0
01/01/2016 to 12/31/2016	$12.02252	$12.02014	0
01/01/2017 to 12/31/2017	$12.02014	$11.98751	0
01/01/2018 to 12/31/2018	$11.98751	$11.75131	0
01/01/2019 to 12/31/2019	$11.75131	$12.21767	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99800	$10.39724	4,829
01/01/2013 to 12/31/2013	$10.39724	$9.16722	51,684
01/01/2014 to 12/31/2014	$9.16722	$10.13653	28,870
01/01/2015 to 12/31/2015	$10.13653	$10.22188	0
01/01/2016 to 12/31/2016	$10.22188	$10.22833	0
01/01/2017 to 12/31/2017	$10.22833	$10.21331	0
01/01/2018 to 12/31/2018	$10.21331	$10.00037	0
01/01/2019 to 12/31/2019	$10.00037	$10.45777	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99900	$8.74800	0
01/01/2014 to 12/31/2014	$8.74800	$9.84236	0
01/01/2015 to 12/31/2015	$9.84236	$9.93806	0
01/01/2016 to 12/31/2016	$9.93806	$9.94387	0
01/01/2017 to 12/31/2017	$9.94387	$9.92797	0
01/01/2018 to 12/31/2018	$9.92797	$9.68398	0
01/01/2019 to 12/31/2019	$9.68398	$10.26449	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99900	$11.30095	0
01/01/2015 to 12/31/2015	$11.30095	$11.31735	34,588
01/01/2016 to 12/31/2016	$11.31735	$11.38684	0
01/01/2017 to 12/31/2017	$11.38684	$11.38515	0
01/01/2018 to 12/31/2018	$11.38515	$11.09506	0
01/01/2019 to 12/31/2019	$11.09506	$11.84328	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99900	$9.93618	0
01/01/2016 to 12/31/2016	$9.93618	$9.95867	38,194
01/01/2017 to 12/31/2017	$9.95867	$10.01483	30,499
01/01/2018 to 12/31/2018	$10.01483	$9.72965	5,408
01/01/2019 to 12/31/2019	$9.72965	$10.51108	3,374
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99800	$9.87773	2,646
01/01/2017 to 12/31/2017	$9.87773	$9.95913	2,069
01/01/2018 to 12/31/2018	$9.95913	$9.65411	2,722
01/01/2019 to 12/31/2019	$9.65411	$10.49176	1,570
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99799	$10.03488	0
01/01/2018 to 12/31/2018	$10.03488	$9.64905	0
01/01/2019 to 12/31/2019	$9.64905	$10.57176	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99799	$9.66021	0
01/01/2019 to 12/31/2019	$9.66021	$10.65113	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99900	$11.23229	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.53583	$9.50184	0
01/01/2011 to 12/31/2011	$9.50184	$9.10312	0
01/01/2012 to 12/31/2012	$9.10312	$10.16400	0
01/01/2013 to 12/31/2013	$10.16400	$12.24281	0
01/01/2014 to 12/31/2014	$12.24281	$12.86132	0
01/01/2015 to 12/31/2015	$12.86132	$12.69506	0
01/01/2016 to 12/31/2016	$12.69506	$13.31703	0
01/01/2017 to 12/31/2017	$13.31703	$15.41498	0
01/01/2018 to 12/31/2018	$15.41498	$14.19249	0
01/01/2019 to 12/31/2019	$14.19249	$17.03496	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99849	$11.64623	0
01/01/2014 to 12/31/2014	$11.64623	$12.99077	0
01/01/2015 to 12/31/2015	$12.99077	$12.29913	0
01/01/2016 to 12/31/2016	$12.29913	$13.87486	0
01/01/2017 to 12/31/2017	$13.87486	$16.13066	0
01/01/2018 to 12/31/2018	$16.13066	$15.08143	0
01/01/2019 to 12/31/2019	$15.08143	$19.40254	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.10294	$9.56280	0
01/01/2011 to 12/31/2011	$9.56280	$8.91628	0
01/01/2012 to 12/31/2012	$8.91628	$11.10055	0
01/01/2013 to 12/31/2013	$11.10055	$11.37283	0
01/01/2014 to 12/31/2014	$11.37283	$12.72096	0
01/01/2015 to 12/31/2015	$12.72096	$12.47872	0
01/01/2016 to 12/31/2016	$12.47872	$12.36218	0
01/01/2017 to 12/31/2017	$12.36218	$13.45955	0
01/01/2018 to 12/31/2018	$13.45955	$12.59138	0
01/01/2019 to 12/31/2019	$12.59138	$15.46891	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$8.54514	$10.79717	0
01/01/2011 to 12/31/2011	$10.79717	$11.29999	0
01/01/2012 to 12/31/2012	$11.29999	$12.79714	0
01/01/2013 to 12/31/2013	$12.79714	$12.95833	0
01/01/2014 to 12/31/2014	$12.95833	$16.65622	0
01/01/2015 to 12/31/2015	$16.65622	$17.14588	0
01/01/2016 to 12/31/2016	$17.14588	$17.64564	0
01/01/2017 to 12/31/2017	$17.64564	$18.40802	0
01/01/2018 to 12/31/2018	$18.40802	$17.21253	0
01/01/2019 to 12/31/2019	$17.21253	$22.17558	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.29675	$9.31618	0
01/01/2011 to 12/31/2011	$9.31618	$9.00962	0
01/01/2012 to 12/31/2012	$9.00962	$9.78639	2,336
01/01/2013 to 12/31/2013	$9.78639	$11.02685	1,061
01/01/2014 to 12/31/2014	$11.02685	$11.16769	1,061
01/01/2015 to 12/31/2015	$11.16769	$11.07350	1,061
01/01/2016 to 12/31/2016	$11.07350	$11.33520	1,061
01/01/2017 to 12/31/2017	$11.33520	$12.96310	962
01/01/2018 to 12/31/2018	$12.96310	$11.74066	773
01/01/2019 to 12/31/2019	$11.74066	$13.83293	769
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.21533	$10.09734	815
01/01/2011 to 12/31/2011	$10.09734	$9.86393	1,379
01/01/2012 to 12/31/2012	$9.86393	$10.66563	1,079
01/01/2013 to 12/31/2013	$10.66563	$11.50030	309
01/01/2014 to 12/31/2014	$11.50030	$11.74777	1,037
01/01/2015 to 12/31/2015	$11.74777	$11.42947	784
01/01/2016 to 12/31/2016	$11.42947	$11.81214	333
01/01/2017 to 12/31/2017	$11.81214	$13.02278	646
01/01/2018 to 12/31/2018	$13.02278	$11.88251	0
01/01/2019 to 12/31/2019	$11.88251	$13.53591	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.50718	$11.83301	0
01/01/2011 to 12/31/2011	$11.83301	$11.76964	0
01/01/2012 to 12/31/2012	$11.76964	$13.36861	0
01/01/2013 to 12/31/2013	$13.36861	$18.22040	0
01/01/2014 to 12/31/2014	$18.22040	$19.17717	0
01/01/2015 to 12/31/2015	$19.17717	$17.79418	0
01/01/2016 to 12/31/2016	$17.79418	$21.71949	0
01/01/2017 to 12/31/2017	$21.71949	$23.92523	0
01/01/2018 to 12/31/2018	$23.92523	$20.18468	0
01/01/2019 to 12/31/2019	$20.18468	$24.30422	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.88700	$9.70981	0
01/01/2011 to 12/31/2011	$9.70981	$9.53571	0
01/01/2012 to 12/31/2012	$9.53571	$9.36303	0
01/01/2013 to 12/31/2013	$9.36303	$9.19288	0
01/01/2014 to 12/31/2014	$9.19288	$9.02580	0
01/01/2015 to 12/31/2015	$9.02580	$8.86164	0
01/01/2016 to 12/31/2016	$8.86164	$8.70107	0
01/01/2017 to 12/31/2017	$8.70107	$8.57243	0
01/01/2018 to 12/31/2018	$8.57243	$8.52528	0
01/01/2019 to 12/31/2019	$8.52528	$8.51196	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.83037	$10.95488	0
01/01/2011 to 12/31/2011	$10.95488	$11.09746	0
01/01/2012 to 12/31/2012	$11.09746	$12.40731	0
01/01/2013 to 12/31/2013	$12.40731	$13.05662	0
01/01/2014 to 12/31/2014	$13.05662	$13.14740	0
01/01/2015 to 12/31/2015	$13.14740	$12.44854	0
01/01/2016 to 12/31/2016	$12.44854	$14.10474	0
01/01/2017 to 12/31/2017	$14.10474	$14.88392	0
01/01/2018 to 12/31/2018	$14.88392	$14.32183	0
01/01/2019 to 12/31/2019	$14.32183	$16.21302	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.29691	$8.10718	0
01/01/2011 to 12/31/2011	$8.10718	$7.62714	0
01/01/2012 to 12/31/2012	$7.62714	$8.75296	0
01/01/2013 to 12/31/2013	$8.75296	$12.01971	0
01/01/2014 to 12/31/2014	$12.01971	$13.42365	0
01/01/2015 to 12/31/2015	$13.42365	$12.14700	0
01/01/2016 to 12/31/2016	$12.14700	$14.29865	0
01/01/2017 to 12/31/2017	$14.29865	$16.73417	0
01/01/2018 to 12/31/2018	$16.73417	$14.10345	0
01/01/2019 to 12/31/2019	$14.10345	$17.93556	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.35213	$8.26511	0
01/01/2011 to 12/31/2011	$8.26511	$7.06636	0
01/01/2012 to 12/31/2012	$7.06636	$8.35084	0
01/01/2013 to 12/31/2013	$8.35084	$9.76163	0
01/01/2014 to 12/31/2014	$9.76163	$9.05479	0
01/01/2015 to 12/31/2015	$9.05479	$9.17021	0
01/01/2016 to 12/31/2016	$9.17021	$8.66379	0
01/01/2017 to 12/31/2017	$8.66379	$11.52058	0
01/01/2018 to 12/31/2018	$11.52058	$9.80239	0
01/01/2019 to 12/31/2019	$9.80239	$12.71483	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.94167	$8.66176	0
01/01/2011 to 12/31/2011	$8.66176	$7.43734	0
01/01/2012 to 12/31/2012	$7.43734	$8.51983	0
01/01/2013 to 12/31/2013	$8.51983	$9.99348	0
01/01/2014 to 12/31/2014	$9.99348	$9.15424	0
01/01/2015 to 12/31/2015	$9.15424	$9.06144	0
01/01/2016 to 12/31/2016	$9.06144	$8.94884	0
01/01/2017 to 12/31/2017	$8.94884	$10.79130	0
01/01/2018 to 12/31/2018	$10.79130	$8.88462	0
01/01/2019 to 12/31/2019	$8.88462	$10.46989	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.86931	$9.91149	0
01/01/2011 to 12/31/2011	$9.91149	$9.67629	0
01/01/2012 to 12/31/2012	$9.67629	$10.79078	0
01/01/2013 to 12/31/2013	$10.79078	$12.31982	0
01/01/2014 to 12/31/2014	$12.31982	$12.86582	0
01/01/2015 to 12/31/2015	$12.86582	$12.49975	0
01/01/2016 to 12/31/2016	$12.49975	$12.91346	0
01/01/2017 to 12/31/2017	$12.91346	$14.82943	0
01/01/2018 to 12/31/2018	$14.82943	$13.48531	0
01/01/2019 to 12/31/2019	$13.48531	$15.81295	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.52506	$8.97041	0
01/01/2011 to 12/31/2011	$8.97041	$8.00175	0
01/01/2012 to 12/31/2012	$8.00175	$9.57746	0
01/01/2013 to 12/31/2013	$9.57746	$10.84802	0
01/01/2014 to 12/31/2014	$10.84802	$9.97294	0
01/01/2015 to 12/31/2015	$9.97294	$9.51811	0
01/01/2016 to 12/31/2016	$9.51811	$9.52612	0
01/01/2017 to 12/31/2017	$9.52612	$12.12529	0
01/01/2018 to 12/31/2018	$12.12529	$9.82429	0
01/01/2019 to 12/31/2019	$9.82429	$12.27175	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.58414	$10.09878	2,955
01/01/2011 to 12/31/2011	$10.09878	$9.93872	3,057
01/01/2012 to 12/31/2012	$9.93872	$10.80394	3,038
01/01/2013 to 12/31/2013	$10.80394	$11.77797	621
01/01/2014 to 12/31/2014	$11.77797	$12.19416	1,864
01/01/2015 to 12/31/2015	$12.19416	$11.95073	1,256
01/01/2016 to 12/31/2016	$11.95073	$12.18448	762
01/01/2017 to 12/31/2017	$12.18448	$13.41625	1,440
01/01/2018 to 12/31/2018	$13.41625	$12.49605	758
01/01/2019 to 12/31/2019	$12.49605	$14.06148	1,664
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28832	$11.24469	0
01/01/2011 to 12/31/2011	$11.24469	$11.11385	0
01/01/2012 to 12/31/2012	$11.11385	$12.56890	0
01/01/2013 to 12/31/2013	$12.56890	$16.84433	0
01/01/2014 to 12/31/2014	$16.84433	$18.11011	0
01/01/2015 to 12/31/2015	$18.11011	$19.67203	0
01/01/2016 to 12/31/2016	$19.67203	$19.03255	0
01/01/2017 to 12/31/2017	$19.03255	$25.38358	0
01/01/2018 to 12/31/2018	$25.38358	$24.51847	0
01/01/2019 to 12/31/2019	$24.51847	$31.92159	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.93905	$9.33451	0
01/01/2011 to 12/31/2011	$9.33451	$9.08145	0
01/01/2012 to 12/31/2012	$9.08145	$10.00992	0
01/01/2013 to 12/31/2013	$10.00992	$13.42638	0
01/01/2014 to 12/31/2014	$13.42638	$14.57861	0
01/01/2015 to 12/31/2015	$14.57861	$15.75546	0
01/01/2016 to 12/31/2016	$15.75546	$16.33254	0
01/01/2017 to 12/31/2017	$16.33254	$21.32718	0
01/01/2018 to 12/31/2018	$21.32718	$20.37486	0
01/01/2019 to 12/31/2019	$20.37486	$26.33234	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.27153	$10.19976	0
01/01/2011 to 12/31/2011	$10.19976	$9.70101	0
01/01/2012 to 12/31/2012	$9.70101	$11.72263	0
01/01/2013 to 12/31/2013	$11.72263	$14.69034	0
01/01/2014 to 12/31/2014	$14.69034	$14.94715	0
01/01/2015 to 12/31/2015	$14.94715	$14.46054	0
01/01/2016 to 12/31/2016	$14.46054	$15.20822	0
01/01/2017 to 12/31/2017	$15.20822	$18.49266	0
01/01/2018 to 12/31/2018	$18.49266	$16.42056	0
01/01/2019 to 12/31/2019	$16.42056	$20.95212	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.31183	0
01/01/2013 to 12/31/2013	$10.31183	$12.03955	0
01/01/2014 to 12/31/2014	$12.03955	$12.42825	0
01/01/2015 to 12/31/2015	$12.42825	$12.05095	0
01/01/2016 to 12/31/2016	$12.05095	$12.34390	0
01/01/2017 to 12/31/2017	$12.34390	$14.11917	0
01/01/2018 to 12/31/2018	$14.11917	$12.71425	0
01/01/2019 to 12/31/2019	$12.71425	$15.32489	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.46192	$9.37047	0
01/01/2011 to 12/31/2011	$9.37047	$9.14583	0
01/01/2012 to 12/31/2012	$9.14583	$10.51361	0
01/01/2013 to 12/31/2013	$10.51361	$14.11178	0
01/01/2014 to 12/31/2014	$14.11178	$15.06224	0
01/01/2015 to 12/31/2015	$15.06224	$15.85780	0
01/01/2016 to 12/31/2016	$15.85780	$15.86800	0
01/01/2017 to 12/31/2017	$15.86800	$20.36504	0
01/01/2018 to 12/31/2018	$20.36504	$20.42296	0
01/01/2019 to 12/31/2019	$20.42296	$27.62753	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99850	$10.19036	0
01/01/2013 to 12/31/2013	$10.19036	$13.45754	0
01/01/2014 to 12/31/2014	$13.45754	$14.56310	0
01/01/2015 to 12/31/2015	$14.56310	$14.19521	0
01/01/2016 to 12/31/2016	$14.19521	$15.81194	0
01/01/2017 to 12/31/2017	$15.81194	$18.21750	0
01/01/2018 to 12/31/2018	$18.21750	$16.06935	0
01/01/2019 to 12/31/2019	$16.06935	$20.40771	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.11672	$11.90223	0
01/01/2011 to 12/31/2011	$11.90223	$11.33841	0
01/01/2012 to 12/31/2012	$11.33841	$13.31569	0
01/01/2013 to 12/31/2013	$13.31569	$17.28268	0
01/01/2014 to 12/31/2014	$17.28268	$18.92483	0
01/01/2015 to 12/31/2015	$18.92483	$17.52460	0
01/01/2016 to 12/31/2016	$17.52460	$17.49003	0
01/01/2017 to 12/31/2017	$17.49003	$21.82550	0
01/01/2018 to 12/31/2018	$21.82550	$20.49507	0
01/01/2019 to 12/31/2019	$20.49507	$26.19097	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.79151	$10.65479	0
01/01/2011 to 12/31/2011	$10.65479	$10.20166	0
01/01/2012 to 12/31/2012	$10.20166	$11.73173	0
01/01/2013 to 12/31/2013	$11.73173	$16.35740	0
01/01/2014 to 12/31/2014	$16.35740	$18.34902	0
01/01/2015 to 12/31/2015	$18.34902	$17.00011	0
01/01/2016 to 12/31/2016	$17.00011	$19.73494	0
01/01/2017 to 12/31/2017	$19.73494	$22.04942	0
01/01/2018 to 12/31/2018	$22.04942	$18.08712	0
01/01/2019 to 12/31/2019	$18.08712	$21.49057	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.10580	$10.93147	0
01/01/2011 to 12/31/2011	$10.93147	$8.55733	0
01/01/2012 to 12/31/2012	$8.55733	$9.90799	0
01/01/2013 to 12/31/2013	$9.90799	$9.74958	0
01/01/2014 to 12/31/2014	$9.74958	$9.12418	0
01/01/2015 to 12/31/2015	$9.12418	$7.45993	0
01/01/2016 to 12/31/2016	$7.45993	$8.23015	0
01/01/2017 to 12/31/2017	$8.23015	$10.21262	0
01/01/2018 to 12/31/2018	$10.21262	$8.61768	0
01/01/2019 to 12/31/2019	$8.61768	$9.59058	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58079	$10.40137	4,027
01/01/2011 to 12/31/2011	$10.40137	$10.31451	6,812
01/01/2012 to 12/31/2012	$10.31451	$11.17743	12,328
01/01/2013 to 12/31/2013	$11.17743	$11.98537	3,530
01/01/2014 to 12/31/2014	$11.98537	$12.44720	11,843
01/01/2015 to 12/31/2015	$12.44720	$12.23861	8,958
01/01/2016 to 12/31/2016	$12.23861	$12.68069	3,810
01/01/2017 to 12/31/2017	$12.68069	$13.71226	7,383
01/01/2018 to 12/31/2018	$13.71226	$13.07954	0
01/01/2019 to 12/31/2019	$13.07954	$14.73483	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01841	$10.06769	0
01/01/2012 to 12/31/2012	$10.06769	$10.58738	0
01/01/2013 to 12/31/2013	$10.58738	$10.15469	0
01/01/2014 to 12/31/2014	$10.15469	$10.57452	0
01/01/2015 to 12/31/2015	$10.57452	$10.35454	0
01/01/2016 to 12/31/2016	$10.35454	$10.59482	0
01/01/2017 to 12/31/2017	$10.59482	$10.99281	0
01/01/2018 to 12/31/2018	$10.99281	$10.70426	0
01/01/2019 to 12/31/2019	$10.70426	$11.53495	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.84746	$9.17030	3,053
01/01/2011 to 12/31/2011	$9.17030	$8.44447	3,758
01/01/2012 to 12/31/2012	$8.44447	$9.36218	3,389
01/01/2013 to 12/31/2013	$9.36218	$10.75724	981
01/01/2014 to 12/31/2014	$10.75724	$11.53332	3,066
01/01/2015 to 12/31/2015	$11.53332	$11.25451	2,172
01/01/2016 to 12/31/2016	$11.25451	$12.16604	1,151
01/01/2017 to 12/31/2017	$12.16604	$13.86835	3,128
01/01/2018 to 12/31/2018	$13.86835	$12.58097	834
01/01/2019 to 12/31/2019	$12.58097	$14.72145	1,871
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.66339	0
01/01/2014 to 12/31/2014	$11.66339	$13.19688	0
01/01/2015 to 12/31/2015	$13.19688	$13.15709	0
01/01/2016 to 12/31/2016	$13.15709	$14.32100	0
01/01/2017 to 12/31/2017	$14.32100	$17.07242	0
01/01/2018 to 12/31/2018	$17.07242	$15.56194	0
01/01/2019 to 12/31/2019	$15.56194	$19.12789	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.96135	$8.99312	0
01/01/2011 to 12/31/2011	$8.99312	$9.13532	0
01/01/2012 to 12/31/2012	$9.13532	$10.65579	0
01/01/2013 to 12/31/2013	$10.65579	$13.85493	0
01/01/2014 to 12/31/2014	$13.85493	$15.94482	0
01/01/2015 to 12/31/2015	$15.94482	$16.13726	0
01/01/2016 to 12/31/2016	$16.13726	$18.19705	0
01/01/2017 to 12/31/2017	$18.19705	$21.84307	0
01/01/2018 to 12/31/2018	$21.84307	$19.68206	0
01/01/2019 to 12/31/2019	$19.68206	$24.05240	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99849	$8.88986	0
01/01/2012 to 12/31/2012	$8.88986	$9.87653	0
01/01/2013 to 12/31/2013	$9.87653	$11.86912	0
01/01/2014 to 12/31/2014	$11.86912	$12.41108	0
01/01/2015 to 12/31/2015	$12.41108	$12.20399	0
01/01/2016 to 12/31/2016	$12.20399	$12.74035	0
01/01/2017 to 12/31/2017	$12.74035	$14.78502	0
01/01/2018 to 12/31/2018	$14.78502	$13.56745	0
01/01/2019 to 12/31/2019	$13.56745	$16.14579	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.11317	$10.55827	0
01/01/2011 to 12/31/2011	$10.55827	$9.00747	0
01/01/2012 to 12/31/2012	$9.00747	$10.61886	0
01/01/2013 to 12/31/2013	$10.61886	$14.68103	0
01/01/2014 to 12/31/2014	$14.68103	$15.12653	0
01/01/2015 to 12/31/2015	$15.12653	$15.05001	0
01/01/2016 to 12/31/2016	$15.05001	$15.91491	0
01/01/2017 to 12/31/2017	$15.91491	$19.95371	0
01/01/2018 to 12/31/2018	$19.95371	$17.46504	0
01/01/2019 to 12/31/2019	$17.46504	$23.40377	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.53575	$12.77229	0
01/01/2011 to 12/31/2011	$12.77229	$12.41776	0
01/01/2012 to 12/31/2012	$12.41776	$13.67631	0
01/01/2013 to 12/31/2013	$13.67631	$18.15120	0
01/01/2014 to 12/31/2014	$18.15120	$18.50211	0
01/01/2015 to 12/31/2015	$18.50211	$18.30871	0
01/01/2016 to 12/31/2016	$18.30871	$20.14788	0
01/01/2017 to 12/31/2017	$20.14788	$24.51416	0
01/01/2018 to 12/31/2018	$24.51416	$22.04381	0
01/01/2019 to 12/31/2019	$22.04381	$28.16243	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.46019	$11.70297	0
01/01/2011 to 12/31/2011	$11.70297	$10.80386	0
01/01/2012 to 12/31/2012	$10.80386	$12.53362	0
01/01/2013 to 12/31/2013	$12.53362	$16.90871	0
01/01/2014 to 12/31/2014	$16.90871	$17.47615	0
01/01/2015 to 12/31/2015	$17.47615	$16.41912	0
01/01/2016 to 12/31/2016	$16.41912	$20.82959	0
01/01/2017 to 12/31/2017	$20.82959	$21.95481	0
01/01/2018 to 12/31/2018	$21.95481	$17.87328	0
01/01/2019 to 12/31/2019	$17.87328	$21.40575	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38822	$10.28094	2,550
01/01/2011 to 12/31/2011	$10.28094	$10.29471	2,860
01/01/2012 to 12/31/2012	$10.29471	$11.47165	2,779
01/01/2013 to 12/31/2013	$11.47165	$13.15941	0
01/01/2014 to 12/31/2014	$13.15941	$13.68001	0
01/01/2015 to 12/31/2015	$13.68001	$13.43712	0
01/01/2016 to 12/31/2016	$13.43712	$14.18888	0
01/01/2017 to 12/31/2017	$14.18888	$16.07833	0
01/01/2018 to 12/31/2018	$16.07833	$14.94380	0
01/01/2019 to 12/31/2019	$14.94380	$17.73072	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.95094	$11.31499	0
01/01/2011 to 12/31/2011	$11.31499	$10.92140	0
01/01/2012 to 12/31/2012	$10.92140	$12.60811	0
01/01/2013 to 12/31/2013	$12.60811	$17.82920	0
01/01/2014 to 12/31/2014	$17.82920	$18.96623	0
01/01/2015 to 12/31/2015	$18.96623	$20.40632	0
01/01/2016 to 12/31/2016	$20.40632	$20.57708	0
01/01/2017 to 12/31/2017	$20.57708	$27.85904	0
01/01/2018 to 12/31/2018	$27.85904	$28.40779	0
01/01/2019 to 12/31/2019	$28.40779	$35.76586	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.80265	$8.61419	0
01/01/2011 to 12/31/2011	$8.61419	$8.41633	0
01/01/2012 to 12/31/2012	$8.41633	$9.37066	0
01/01/2013 to 12/31/2013	$9.37066	$12.38654	0
01/01/2014 to 12/31/2014	$12.38654	$12.35098	0
01/01/2015 to 12/31/2015	$12.35098	$11.39133	0
01/01/2016 to 12/31/2016	$11.39133	$11.87029	0
01/01/2017 to 12/31/2017	$11.87029	$13.58443	0
01/01/2018 to 12/31/2018	$13.58443	$12.04126	0
01/01/2019 to 12/31/2019	$12.04126	$14.89274	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$8.14473	$9.63249	0
01/01/2011 to 12/31/2011	$9.63249	$8.04678	0
01/01/2012 to 12/31/2012	$8.04678	$8.18609	0
01/01/2013 to 12/31/2013	$8.18609	$9.27366	0
01/01/2014 to 12/31/2014	$9.27366	$8.34388	0
01/01/2015 to 12/31/2015	$8.34388	$6.61506	0
01/01/2016 to 12/31/2016	$6.61506	$8.09394	0
01/01/2017 to 12/31/2017	$8.09394	$8.76641	0
01/01/2018 to 12/31/2018	$8.76641	$7.17296	0
01/01/2019 to 12/31/2019	$7.17296	$8.23056	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.34037	$10.73569	0
01/01/2011 to 12/31/2011	$10.73569	$10.97564	0
01/01/2012 to 12/31/2012	$10.97564	$11.33906	0
01/01/2013 to 12/31/2013	$11.33906	$10.71515	0
01/01/2014 to 12/31/2014	$10.71515	$10.57908	0
01/01/2015 to 12/31/2015	$10.57908	$9.90728	0
01/01/2016 to 12/31/2016	$9.90728	$10.15163	0
01/01/2017 to 12/31/2017	$10.15163	$10.17112	0
01/01/2018 to 12/31/2018	$10.17112	$10.18501	0
01/01/2019 to 12/31/2019	$10.18501	$10.16043	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.16033	$11.11736	0
01/01/2011 to 12/31/2011	$11.11736	$10.53894	0
01/01/2012 to 12/31/2012	$10.53894	$12.25230	0
01/01/2013 to 12/31/2013	$12.25230	$15.92928	0
01/01/2014 to 12/31/2014	$15.92928	$17.98118	0
01/01/2015 to 12/31/2015	$17.98118	$16.48790	0
01/01/2016 to 12/31/2016	$16.48790	$18.45479	0
01/01/2017 to 12/31/2017	$18.45479	$21.47828	0
01/01/2018 to 12/31/2018	$21.47828	$17.60129	0
01/01/2019 to 12/31/2019	$17.60129	$20.59020	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$7.97872	$8.98034	0
01/01/2011 to 12/31/2011	$8.98034	$8.51275	0
01/01/2012 to 12/31/2012	$8.51275	$9.27789	0
01/01/2013 to 12/31/2013	$9.27789	$10.97712	0
01/01/2014 to 12/31/2014	$10.97712	$11.37095	0
01/01/2015 to 12/31/2015	$11.37095	$11.09375	0
01/01/2016 to 12/31/2016	$11.09375	$11.60341	0
01/01/2017 to 12/31/2017	$11.60341	$12.94194	0
01/01/2018 to 12/31/2018	$12.94194	$12.07064	0
01/01/2019 to 12/31/2019	$12.07064	$14.28735	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.95415	$10.53555	0
01/01/2011 to 12/31/2011	$10.53555	$10.96767	0
01/01/2012 to 12/31/2012	$10.96767	$11.61375	0
01/01/2013 to 12/31/2013	$11.61375	$11.23256	0
01/01/2014 to 12/31/2014	$11.23256	$11.82234	0
01/01/2015 to 12/31/2015	$11.82234	$11.75112	0
01/01/2016 to 12/31/2016	$11.75112	$12.13236	0
01/01/2017 to 12/31/2017	$12.13236	$12.66398	0
01/01/2018 to 12/31/2018	$12.66398	$12.15117	0
01/01/2019 to 12/31/2019	$12.15117	$13.39808	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.14566	$10.53862	0
01/01/2011 to 12/31/2011	$10.53862	$11.06627	0
01/01/2012 to 12/31/2012	$11.06627	$12.04467	0
01/01/2013 to 12/31/2013	$12.04467	$15.19064	0
01/01/2014 to 12/31/2014	$15.19064	$16.44013	0
01/01/2015 to 12/31/2015	$16.44013	$16.81352	0
01/01/2016 to 12/31/2016	$16.81352	$17.09387	0
01/01/2017 to 12/31/2017	$17.09387	$19.31116	0
01/01/2018 to 12/31/2018	$19.31116	$16.15204	0
01/01/2019 to 12/31/2019	$16.15204	$20.07110	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.03365	$10.76678	0
01/01/2011 to 12/31/2011	$10.76678	$11.15292	0
01/01/2012 to 12/31/2012	$11.15292	$13.36984	0
01/01/2013 to 12/31/2013	$13.36984	$18.36073	0
01/01/2014 to 12/31/2014	$18.36073	$20.27350	0
01/01/2015 to 12/31/2015	$20.27350	$20.83870	0
01/01/2016 to 12/31/2016	$20.83870	$21.31751	0
01/01/2017 to 12/31/2017	$21.31751	$24.77598	0
01/01/2018 to 12/31/2018	$24.77598	$24.47315	0
01/01/2019 to 12/31/2019	$24.47315	$29.94897	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.94603	$6.47619	0
01/01/2011 to 12/31/2011	$6.47619	$5.47919	0
01/01/2012 to 12/31/2012	$5.47919	$6.71000	0
01/01/2013 to 12/31/2013	$6.71000	$8.70148	0
01/01/2014 to 12/31/2014	$8.70148	$9.64694	0
01/01/2015 to 12/31/2015	$9.64694	$9.33022	0
01/01/2016 to 12/31/2016	$9.33022	$10.56461	0
01/01/2017 to 12/31/2017	$10.56461	$12.26006	0
01/01/2018 to 12/31/2018	$12.26006	$10.78077	0
01/01/2019 to 12/31/2019	$10.78077	$13.78905	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.77371	$9.86916	0
01/01/2011 to 12/31/2011	$9.86916	$10.67018	0
01/01/2012 to 12/31/2012	$10.67018	$12.29923	0
01/01/2013 to 12/31/2013	$12.29923	$16.87715	0
01/01/2014 to 12/31/2014	$16.87715	$20.49775	0
01/01/2015 to 12/31/2015	$20.49775	$21.13640	0
01/01/2016 to 12/31/2016	$21.13640	$19.91225	0
01/01/2017 to 12/31/2017	$19.91225	$23.64141	0
01/01/2018 to 12/31/2018	$23.64141	$24.23903	0
01/01/2019 to 12/31/2019	$24.23903	$28.40894	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.41970	$9.01509	0
01/01/2011 to 12/31/2011	$9.01509	$8.69362	0
01/01/2012 to 12/31/2012	$8.69362	$9.88393	0
01/01/2013 to 12/31/2013	$9.88393	$13.41052	0
01/01/2014 to 12/31/2014	$13.41052	$13.90129	0
01/01/2015 to 12/31/2015	$13.90129	$13.18196	0
01/01/2016 to 12/31/2016	$13.18196	$15.21421	0
01/01/2017 to 12/31/2017	$15.21421	$18.28468	0
01/01/2018 to 12/31/2018	$18.28468	$15.65915	0
01/01/2019 to 12/31/2019	$15.65915	$20.06298	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.54497	$9.49588	0
01/01/2011 to 12/31/2011	$9.49588	$9.61554	0
01/01/2012 to 12/31/2012	$9.61554	$10.64117	0
01/01/2013 to 12/31/2013	$10.64117	$13.65174	0
01/01/2014 to 12/31/2014	$13.65174	$15.13651	0
01/01/2015 to 12/31/2015	$15.13651	$15.41988	0
01/01/2016 to 12/31/2016	$15.41988	$15.89980	0
01/01/2017 to 12/31/2017	$15.89980	$19.56040	0
01/01/2018 to 12/31/2018	$19.56040	$18.84590	0
01/01/2019 to 12/31/2019	$18.84590	$23.84925	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.34766	$8.14450	0
01/01/2011 to 12/31/2011	$8.14450	$7.89453	0
01/01/2012 to 12/31/2012	$7.89453	$8.94609	0
01/01/2013 to 12/31/2013	$8.94609	$11.40930	0
01/01/2014 to 12/31/2014	$11.40930	$12.37541	0
01/01/2015 to 12/31/2015	$12.37541	$11.57524	0
01/01/2016 to 12/31/2016	$11.57524	$13.11944	0
01/01/2017 to 12/31/2017	$13.11944	$14.61245	0
01/01/2018 to 12/31/2018	$14.61245	$12.82104	0
01/01/2019 to 12/31/2019	$12.82104	$16.33616	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.40939	$10.60304	0
01/01/2011 to 12/31/2011	$10.60304	$10.10944	0
01/01/2012 to 12/31/2012	$10.10944	$11.45211	0
01/01/2013 to 12/31/2013	$11.45211	$14.67640	0
01/01/2014 to 12/31/2014	$14.67640	$15.25880	0
01/01/2015 to 12/31/2015	$15.25880	$15.02408	0
01/01/2016 to 12/31/2016	$15.02408	$16.65127	0
01/01/2017 to 12/31/2017	$16.65127	$19.34264	0
01/01/2018 to 12/31/2018	$19.34264	$16.71468	0
01/01/2019 to 12/31/2019	$16.71468	$20.38948	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.29598	$9.81122	0
01/01/2011 to 12/31/2011	$9.81122	$9.25529	0
01/01/2012 to 12/31/2012	$9.25529	$10.59209	0
01/01/2013 to 12/31/2013	$10.59209	$13.74419	0
01/01/2014 to 12/31/2014	$13.74419	$14.86899	0
01/01/2015 to 12/31/2015	$14.86899	$13.39822	0
01/01/2016 to 12/31/2016	$13.39822	$16.35761	0
01/01/2017 to 12/31/2017	$16.35761	$17.76505	0
01/01/2018 to 12/31/2018	$17.76505	$15.12275	0
01/01/2019 to 12/31/2019	$15.12275	$18.42391	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.92096	$8.47318	0
01/01/2011 to 12/31/2011	$8.47318	$8.71466	0
01/01/2012 to 12/31/2012	$8.71466	$10.02532	0
01/01/2013 to 12/31/2013	$10.02532	$9.85224	0
01/01/2014 to 12/31/2014	$9.85224	$12.09335	0
01/01/2015 to 12/31/2015	$12.09335	$11.91215	0
01/01/2016 to 12/31/2016	$11.91215	$12.36596	0
01/01/2017 to 12/31/2017	$12.36596	$13.11932	0
01/01/2018 to 12/31/2018	$13.11932	$12.14584	0
01/01/2019 to 12/31/2019	$12.14584	$15.11635	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.42557	$10.40079	0
01/01/2011 to 12/31/2011	$10.40079	$10.34305	0
01/01/2012 to 12/31/2012	$10.34305	$11.42228	0
01/01/2013 to 12/31/2013	$11.42228	$15.74849	0
01/01/2014 to 12/31/2014	$15.74849	$15.79836	0
01/01/2015 to 12/31/2015	$15.79836	$15.69340	0
01/01/2016 to 12/31/2016	$15.69340	$18.52692	0
01/01/2017 to 12/31/2017	$18.52692	$20.55044	0
01/01/2018 to 12/31/2018	$20.55044	$19.01538	0
01/01/2019 to 12/31/2019	$19.01538	$22.23925	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.47653	$10.16214	0
01/01/2011 to 12/31/2011	$10.16214	$9.56846	0
01/01/2012 to 12/31/2012	$9.56846	$10.91226	0
01/01/2013 to 12/31/2013	$10.91226	$14.75072	0
01/01/2014 to 12/31/2014	$14.75072	$15.32481	0
01/01/2015 to 12/31/2015	$15.32481	$13.80082	0
01/01/2016 to 12/31/2016	$13.80082	$17.45012	0
01/01/2017 to 12/31/2017	$17.45012	$18.79799	0
01/01/2018 to 12/31/2018	$18.79799	$15.83112	0
01/01/2019 to 12/31/2019	$15.83112	$19.05089	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.64985	$8.68915	0
01/01/2011 to 12/31/2011	$8.68915	$8.69092	0
01/01/2012 to 12/31/2012	$8.69092	$9.94218	0
01/01/2013 to 12/31/2013	$9.94218	$10.93970	0
01/01/2014 to 12/31/2014	$10.93970	$10.80173	0
01/01/2015 to 12/31/2015	$10.80173	$10.76698	0
01/01/2016 to 12/31/2016	$10.76698	$12.86147	0
01/01/2017 to 12/31/2017	$12.86147	$12.36038	0
01/01/2018 to 12/31/2018	$12.36038	$10.30171	0
01/01/2019 to 12/31/2019	$10.30171	$11.60843	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.83528	$8.15080	0
01/01/2011 to 12/31/2011	$8.15080	$9.40429	0
01/01/2012 to 12/31/2012	$9.40429	$9.24602	0
01/01/2013 to 12/31/2013	$9.24602	$10.28659	0
01/01/2014 to 12/31/2014	$10.28659	$12.71394	0
01/01/2015 to 12/31/2015	$12.71394	$11.68370	0
01/01/2016 to 12/31/2016	$11.68370	$13.20155	0
01/01/2017 to 12/31/2017	$13.20155	$14.34152	0
01/01/2018 to 12/31/2018	$14.34152	$14.48569	0
01/01/2019 to 12/31/2019	$14.48569	$17.47602	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (2.00%) OR
Highest Daily Value Death Benefit Only (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.57274	$10.50792	5,196,651
01/01/2011 to 12/31/2011	$10.50792	$10.02826	4,502,954
01/01/2012 to 12/31/2012	$10.02826	$11.06682	4,179,497
01/01/2013 to 12/31/2013	$11.06682	$11.93203	3,714,936
01/01/2014 to 12/31/2014	$11.93203	$12.14478	3,424,166
01/01/2015 to 12/31/2015	$12.14478	$11.52329	2,843,577
01/01/2016 to 12/31/2016	$11.52329	$12.01364	2,453,337
01/01/2017 to 12/31/2017	$12.01364	$13.26096	2,183,744
01/01/2018 to 12/31/2018	$13.26096	$11.94188	1,782,231
01/01/2019 to 12/31/2019	$11.94188	$13.58746	1,765,573
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.71908	$10.83459	2,247,302
01/01/2011 to 12/31/2011	$10.83459	$10.63439	1,860,010
01/01/2012 to 12/31/2012	$10.63439	$11.84857	1,996,758
01/01/2013 to 12/31/2013	$11.84857	$13.53958	2,019,006
01/01/2014 to 12/31/2014	$13.53958	$14.08485	1,892,904
01/01/2015 to 12/31/2015	$14.08485	$13.91948	1,714,509
01/01/2016 to 12/31/2016	$13.91948	$14.61703	1,599,320
01/01/2017 to 12/31/2017	$14.61703	$16.75689	1,546,904
01/01/2018 to 12/31/2018	$16.75689	$15.45957	1,320,574
01/01/2019 to 12/31/2019	$15.45957	$18.46961	1,258,739
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.86828	$9.73060	889,197
01/01/2011 to 12/31/2011	$9.73060	$9.36678	787,948
01/01/2012 to 12/31/2012	$9.36678	$10.12706	845,384
01/01/2013 to 12/31/2013	$10.12706	$11.16345	668,051
01/01/2014 to 12/31/2014	$11.16345	$11.50703	580,591
01/01/2015 to 12/31/2015	$11.50703	$11.26269	532,096
01/01/2016 to 12/31/2016	$11.26269	$11.57392	428,080
01/01/2017 to 12/31/2017	$11.57392	$13.18958	454,853
01/01/2018 to 12/31/2018	$13.18958	$11.90770	318,152
01/01/2019 to 12/31/2019	$11.90770	$13.78119	387,874
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61220	6,086
01/01/2014 to 12/31/2014	$11.61220	$12.88386	6,083
01/01/2015 to 12/31/2015	$12.88386	$12.84926	6,081
01/01/2016 to 12/31/2016	$12.84926	$13.94620	0
01/01/2017 to 12/31/2017	$13.94620	$16.70014	0
01/01/2018 to 12/31/2018	$16.70014	$15.03928	0
01/01/2019 to 12/31/2019	$15.03928	$18.07350	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.81762	$10.81044	5,652,783
01/01/2011 to 12/31/2011	$10.81044	$10.46997	5,046,150
01/01/2012 to 12/31/2012	$10.46997	$11.54487	4,764,301
01/01/2013 to 12/31/2013	$11.54487	$13.31596	4,304,492
01/01/2014 to 12/31/2014	$13.31596	$13.90632	4,000,044
01/01/2015 to 12/31/2015	$13.90632	$13.69850	3,588,568
01/01/2016 to 12/31/2016	$13.69850	$14.27638	3,295,429
01/01/2017 to 12/31/2017	$14.27638	$16.08368	2,805,198
01/01/2018 to 12/31/2018	$16.08368	$14.98857	2,474,274
01/01/2019 to 12/31/2019	$14.98857	$17.54793	2,168,458
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99783	$9.14700	2,561,870
01/01/2012 to 12/31/2012	$9.14700	$10.03408	2,379,956
01/01/2013 to 12/31/2013	$10.03408	$10.90494	2,212,214
01/01/2014 to 12/31/2014	$10.90494	$11.21444	2,015,807
01/01/2015 to 12/31/2015	$11.21444	$10.66453	1,896,455
01/01/2016 to 12/31/2016	$10.66453	$11.18368	1,592,764
01/01/2017 to 12/31/2017	$11.18368	$12.34782	1,447,311
01/01/2018 to 12/31/2018	$12.34782	$11.46539	1,272,858
01/01/2019 to 12/31/2019	$11.46539	$13.22123	1,129,107
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.45066	$11.66376	163,847
01/01/2011 to 12/31/2011	$11.66376	$11.69252	206,500
01/01/2012 to 12/31/2012	$11.69252	$12.00101	213,959
01/01/2013 to 12/31/2013	$12.00101	$11.50979	191,217
01/01/2014 to 12/31/2014	$11.50979	$11.27327	164,606
01/01/2015 to 12/31/2015	$11.27327	$11.10562	154,377
01/01/2016 to 12/31/2016	$11.10562	$11.06678	159,537
01/01/2017 to 12/31/2017	$11.06678	$11.03545	140,199
01/01/2018 to 12/31/2018	$11.03545	$10.89853	137,089
01/01/2019 to 12/31/2019	$10.89853	$11.17845	132,593
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.95037	$12.62027	690,427
01/01/2011 to 12/31/2011	$12.62027	$12.76640	619,970
01/01/2012 to 12/31/2012	$12.76640	$13.68232	590,891
01/01/2013 to 12/31/2013	$13.68232	$13.16753	496,719
01/01/2014 to 12/31/2014	$13.16753	$13.45558	363,693
01/01/2015 to 12/31/2015	$13.45558	$12.91358	304,576
01/01/2016 to 12/31/2016	$12.91358	$13.19618	258,247
01/01/2017 to 12/31/2017	$13.19618	$13.50243	236,924
01/01/2018 to 12/31/2018	$13.50243	$13.14886	128,065
01/01/2019 to 12/31/2019	$13.14886	$14.08027	143,572
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.93579	$11.93948	65,479
01/01/2011 to 12/31/2011	$11.93948	$13.57548	53,824
01/01/2012 to 12/31/2012	$13.57548	$14.08871	36,382
01/01/2013 to 12/31/2013	$14.08871	$13.14508	32,317
01/01/2014 to 12/31/2014	$13.14508	$13.43680	7,974
01/01/2015 to 12/31/2015	$13.43680	$13.31437	7,614
01/01/2016 to 12/31/2016	$13.31437	$13.24269	3,042
01/01/2017 to 12/31/2017	$13.24269	$13.08237	3,036
01/01/2018 to 12/31/2018	$13.08237	$12.89695	3,031
01/01/2019 to 12/31/2019	$12.89695	$12.82119	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77441	$9.62130	76,880
01/01/2011 to 12/31/2011	$9.62130	$11.19462	26,646
01/01/2012 to 12/31/2012	$11.19462	$11.66835	0
01/01/2013 to 12/31/2013	$11.66835	$10.69415	0
01/01/2014 to 12/31/2014	$10.69415	$11.13020	0
01/01/2015 to 12/31/2015	$11.13020	$11.07850	0
01/01/2016 to 12/31/2016	$11.07850	$11.07415	0
01/01/2017 to 12/31/2017	$11.07415	$10.95378	0
01/01/2018 to 12/31/2018	$10.95378	$10.76940	0
01/01/2019 to 12/31/2019	$10.76940	$10.92779	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.99032	105,601
01/01/2011 to 12/31/2011	$10.99032	$12.96252	48,721
01/01/2012 to 12/31/2012	$12.96252	$13.57145	6,233
01/01/2013 to 12/31/2013	$13.57145	$12.37384	0
01/01/2014 to 12/31/2014	$12.37384	$13.06296	0
01/01/2015 to 12/31/2015	$13.06296	$13.03513	0
01/01/2016 to 12/31/2016	$13.03513	$13.03992	0
01/01/2017 to 12/31/2017	$13.03992	$12.98689	0
01/01/2018 to 12/31/2018	$12.98689	$12.73941	0
01/01/2019 to 12/31/2019	$12.73941	$13.12266	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00089	82,356
01/01/2012 to 12/31/2012	$12.00089	$12.45321	94,433
01/01/2013 to 12/31/2013	$12.45321	$11.01920	0
01/01/2014 to 12/31/2014	$11.01920	$11.92330	507
01/01/2015 to 12/31/2015	$11.92330	$11.93455	0
01/01/2016 to 12/31/2016	$11.93455	$11.91474	0
01/01/2017 to 12/31/2017	$11.91474	$11.86492	0
01/01/2018 to 12/31/2018	$11.86492	$11.61387	1,331
01/01/2019 to 12/31/2019	$11.61387	$12.05699	1,328
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99784	$10.38193	88,302
01/01/2013 to 12/31/2013	$10.38193	$9.14025	205,462
01/01/2014 to 12/31/2014	$9.14025	$10.09182	108,397
01/01/2015 to 12/31/2015	$10.09182	$10.16182	54,048
01/01/2016 to 12/31/2016	$10.16182	$10.15329	24,766
01/01/2017 to 12/31/2017	$10.15329	$10.12346	24,637
01/01/2018 to 12/31/2018	$10.12346	$9.89773	28,941
01/01/2019 to 12/31/2019	$9.89773	$10.33521	32,815
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73519	114,189
01/01/2014 to 12/31/2014	$8.73519	$9.81343	79,453
01/01/2015 to 12/31/2015	$9.81343	$9.89422	3,691
01/01/2016 to 12/31/2016	$9.89422	$9.88549	3,688
01/01/2017 to 12/31/2017	$9.88549	$9.85511	3,685
01/01/2018 to 12/31/2018	$9.85511	$9.59862	0
01/01/2019 to 12/31/2019	$9.59862	$10.15911	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28431	28,239
01/01/2015 to 12/31/2015	$11.28431	$11.28409	139,492
01/01/2016 to 12/31/2016	$11.28409	$11.33675	0
01/01/2017 to 12/31/2017	$11.33675	$11.31829	0
01/01/2018 to 12/31/2018	$11.31829	$11.01358	0
01/01/2019 to 12/31/2019	$11.01358	$11.73888	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92148	14,640
01/01/2016 to 12/31/2016	$9.92148	$9.92926	90,157
01/01/2017 to 12/31/2017	$9.92926	$9.97070	57,809
01/01/2018 to 12/31/2018	$9.97070	$9.67255	62,731
01/01/2019 to 12/31/2019	$9.67255	$10.43394	43,466
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99784	$9.86330	143,131
01/01/2017 to 12/31/2017	$9.86330	$9.93004	106,925
01/01/2018 to 12/31/2018	$9.93004	$9.61174	109,050
01/01/2019 to 12/31/2019	$9.61174	$10.43035	57,429
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99783	$10.02015	542
01/01/2018 to 12/31/2018	$10.02015	$9.62080	2,345
01/01/2019 to 12/31/2019	$9.62080	$10.52528	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99783	$9.64597	0
01/01/2019 to 12/31/2019	$9.64597	$10.61976	2,540
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99891	$11.21573	14,334
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.40019	$10.44844	7,048,991
01/01/2011 to 12/31/2011	$10.44844	$9.99527	5,733,047
01/01/2012 to 12/31/2012	$9.99527	$11.14375	5,794,095
01/01/2013 to 12/31/2013	$11.14375	$13.40316	5,561,564
01/01/2014 to 12/31/2014	$13.40316	$14.05954	5,159,637
01/01/2015 to 12/31/2015	$14.05954	$13.85730	4,557,267
01/01/2016 to 12/31/2016	$13.85730	$14.51489	4,154,588
01/01/2017 to 12/31/2017	$14.51489	$16.77688	3,844,907
01/01/2018 to 12/31/2018	$16.77688	$15.42341	3,200,542
01/01/2019 to 12/31/2019	$15.42341	$18.48506	3,012,594
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63153	31,921
01/01/2014 to 12/31/2014	$11.63153	$12.95539	33,950
01/01/2015 to 12/31/2015	$12.95539	$12.24764	31,041
01/01/2016 to 12/31/2016	$12.24764	$13.79645	13,983
01/01/2017 to 12/31/2017	$13.79645	$16.01600	22,704
01/01/2018 to 12/31/2018	$16.01600	$14.95203	18,909
01/01/2019 to 12/31/2019	$14.95203	$19.20770	23,948
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.08576	$9.52851	10,875
01/01/2011 to 12/31/2011	$9.52851	$8.87118	7,211
01/01/2012 to 12/31/2012	$8.87118	$11.02821	9,204
01/01/2013 to 12/31/2013	$11.02821	$11.28195	16,945
01/01/2014 to 12/31/2014	$11.28195	$12.60075	4,157
01/01/2015 to 12/31/2015	$12.60075	$12.34260	6,031
01/01/2016 to 12/31/2016	$12.34260	$12.20948	3,333
01/01/2017 to 12/31/2017	$12.20948	$13.27383	1,618
01/01/2018 to 12/31/2018	$13.27383	$12.39929	1,395
01/01/2019 to 12/31/2019	$12.39929	$15.21053	1,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.38472	$13.10236	94,967
01/01/2011 to 12/31/2011	$13.10236	$13.69242	82,479
01/01/2012 to 12/31/2012	$13.69242	$15.48378	75,109
01/01/2013 to 12/31/2013	$15.48378	$15.65571	74,990
01/01/2014 to 12/31/2014	$15.65571	$20.09379	62,999
01/01/2015 to 12/31/2015	$20.09379	$20.65406	59,796
01/01/2016 to 12/31/2016	$20.65406	$21.22504	58,126
01/01/2017 to 12/31/2017	$21.22504	$22.10953	58,373
01/01/2018 to 12/31/2018	$22.10953	$20.64292	54,262
01/01/2019 to 12/31/2019	$20.64292	$26.55587	46,090
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.75917	$9.82091	988,494
01/01/2011 to 12/31/2011	$9.82091	$9.48371	824,369
01/01/2012 to 12/31/2012	$9.48371	$10.28626	894,329
01/01/2013 to 12/31/2013	$10.28626	$11.57315	804,851
01/01/2014 to 12/31/2014	$11.57315	$11.70382	732,549
01/01/2015 to 12/31/2015	$11.70382	$11.58796	637,628
01/01/2016 to 12/31/2016	$11.58796	$11.84437	598,596
01/01/2017 to 12/31/2017	$11.84437	$13.52557	572,952
01/01/2018 to 12/31/2018	$13.52557	$12.23204	464,364
01/01/2019 to 12/31/2019	$12.23204	$14.39062	444,055
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19270	$10.05774	363,119
01/01/2011 to 12/31/2011	$10.05774	$9.81078	361,319
01/01/2012 to 12/31/2012	$9.81078	$10.59247	296,148
01/01/2013 to 12/31/2013	$10.59247	$11.40471	253,191
01/01/2014 to 12/31/2014	$11.40471	$11.63291	231,002
01/01/2015 to 12/31/2015	$11.63291	$11.30102	216,385
01/01/2016 to 12/31/2016	$11.30102	$11.66233	178,014
01/01/2017 to 12/31/2017	$11.66233	$12.83869	182,669
01/01/2018 to 12/31/2018	$12.83869	$11.69727	114,958
01/01/2019 to 12/31/2019	$11.69727	$13.30529	110,169
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.48684	$11.79052	51,389
01/01/2011 to 12/31/2011	$11.79052	$11.71022	18,168
01/01/2012 to 12/31/2012	$11.71022	$13.28156	20,688
01/01/2013 to 12/31/2013	$13.28156	$18.07502	77,722
01/01/2014 to 12/31/2014	$18.07502	$18.99611	44,190
01/01/2015 to 12/31/2015	$18.99611	$17.60031	35,473
01/01/2016 to 12/31/2016	$17.60031	$21.45122	32,067
01/01/2017 to 12/31/2017	$21.45122	$23.59500	37,483
01/01/2018 to 12/31/2018	$23.59500	$19.87655	20,949
01/01/2019 to 12/31/2019	$19.87655	$23.89788	21,775
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.34785	$10.14728	315,255
01/01/2011 to 12/31/2011	$10.14728	$9.95080	345,766
01/01/2012 to 12/31/2012	$9.95080	$9.75612	341,542
01/01/2013 to 12/31/2013	$9.75612	$9.56479	140,008
01/01/2014 to 12/31/2014	$9.56479	$9.37722	87,534
01/01/2015 to 12/31/2015	$9.37722	$9.19333	81,255
01/01/2016 to 12/31/2016	$9.19333	$9.01356	179,265
01/01/2017 to 12/31/2017	$9.01356	$8.86728	209,725
01/01/2018 to 12/31/2018	$8.86728	$8.80547	71,102
01/01/2019 to 12/31/2019	$8.80547	$8.77879	122,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.36610	$11.53495	41,207
01/01/2011 to 12/31/2011	$11.53495	$11.66806	48,460
01/01/2012 to 12/31/2012	$11.66806	$13.02596	53,505
01/01/2013 to 12/31/2013	$13.02596	$13.68754	48,598
01/01/2014 to 12/31/2014	$13.68754	$13.76235	44,179
01/01/2015 to 12/31/2015	$13.76235	$13.01159	42,835
01/01/2016 to 12/31/2016	$13.01159	$14.72108	34,640
01/01/2017 to 12/31/2017	$14.72108	$15.51152	33,328
01/01/2018 to 12/31/2018	$15.51152	$14.90370	29,524
01/01/2019 to 12/31/2019	$14.90370	$16.84692	22,800
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.81007	$8.66458	56,880
01/01/2011 to 12/31/2011	$8.66458	$8.13952	55,857
01/01/2012 to 12/31/2012	$8.13952	$9.32719	61,834
01/01/2013 to 12/31/2013	$9.32719	$12.78940	74,301
01/01/2014 to 12/31/2014	$12.78940	$14.26226	65,264
01/01/2015 to 12/31/2015	$14.26226	$12.88685	44,603
01/01/2016 to 12/31/2016	$12.88685	$15.14735	30,437
01/01/2017 to 12/31/2017	$15.14735	$17.70138	36,640
01/01/2018 to 12/31/2018	$17.70138	$14.89646	20,737
01/01/2019 to 12/31/2019	$14.89646	$18.91612	20,471
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.99362	$8.97315	142,792
01/01/2011 to 12/31/2011	$8.97315	$7.66043	116,530
01/01/2012 to 12/31/2012	$7.66043	$9.03951	96,195
01/01/2013 to 12/31/2013	$9.03951	$10.55122	75,763
01/01/2014 to 12/31/2014	$10.55122	$9.77282	66,655
01/01/2015 to 12/31/2015	$9.77282	$9.88283	65,208
01/01/2016 to 12/31/2016	$9.88283	$9.32341	65,363
01/01/2017 to 12/31/2017	$9.32341	$12.37946	63,514
01/01/2018 to 12/31/2018	$12.37946	$10.51759	65,624
01/01/2019 to 12/31/2019	$10.51759	$13.62258	53,699
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.79761	$9.58113	88,078
01/01/2011 to 12/31/2011	$9.58113	$8.21462	78,075
01/01/2012 to 12/31/2012	$8.21462	$9.39636	75,787
01/01/2013 to 12/31/2013	$9.39636	$11.00543	74,168
01/01/2014 to 12/31/2014	$11.00543	$10.06627	61,656
01/01/2015 to 12/31/2015	$10.06627	$9.94954	58,420
01/01/2016 to 12/31/2016	$9.94954	$9.81144	55,859
01/01/2017 to 12/31/2017	$9.81144	$11.81402	53,540
01/01/2018 to 12/31/2018	$11.81402	$9.71231	54,258
01/01/2019 to 12/31/2019	$9.71231	$11.42836	46,520
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.67692	$12.68549	1,168,165
01/01/2011 to 12/31/2011	$12.68549	$13.98483	3,388,371
01/01/2012 to 12/31/2012	$13.98483	$14.99920	1,858,678
01/01/2013 to 12/31/2013	$14.99920	$14.23708	1,055,361
01/01/2014 to 12/31/2014	$14.23708	$14.89713	967,866
01/01/2015 to 12/31/2015	$14.89713	$14.77639	1,590,680
01/01/2016 to 12/31/2016	$14.77639	$15.09637	1,765,039
01/01/2017 to 12/31/2017	$15.09637	$15.43939	1,194,688
01/01/2018 to 12/31/2018	$15.43939	$15.09465	2,419,716
01/01/2019 to 12/31/2019	$15.09465	$16.46065	1,153,695

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.84741	$9.87243	141,753
01/01/2011 to 12/31/2011	$9.87243	$9.62404	124,364
01/01/2012 to 12/31/2012	$9.62404	$10.71671	140,104
01/01/2013 to 12/31/2013	$10.71671	$12.21717	128,730
01/01/2014 to 12/31/2014	$12.21717	$12.73989	126,433
01/01/2015 to 12/31/2015	$12.73989	$12.35920	118,512
01/01/2016 to 12/31/2016	$12.35920	$12.74956	112,254
01/01/2017 to 12/31/2017	$12.74956	$14.61968	104,928
01/01/2018 to 12/31/2018	$14.61968	$13.27495	83,730
01/01/2019 to 12/31/2019	$13.27495	$15.54340	93,692
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.50517	$11.03780	129,026
01/01/2011 to 12/31/2011	$11.03780	$9.83134	125,803
01/01/2012 to 12/31/2012	$9.83134	$11.74996	124,436
01/01/2013 to 12/31/2013	$11.74996	$13.28916	139,693
01/01/2014 to 12/31/2014	$13.28916	$12.19916	111,250
01/01/2015 to 12/31/2015	$12.19916	$11.62558	106,621
01/01/2016 to 12/31/2016	$11.62558	$11.61833	83,360
01/01/2017 to 12/31/2017	$11.61833	$14.76656	85,944
01/01/2018 to 12/31/2018	$14.76656	$11.94664	67,975
01/01/2019 to 12/31/2019	$11.94664	$14.90088	57,989
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.14647	$11.72786	603,595
01/01/2011 to 12/31/2011	$11.72786	$11.52499	480,501
01/01/2012 to 12/31/2012	$11.52499	$12.50989	437,810
01/01/2013 to 12/31/2013	$12.50989	$13.61768	390,388
01/01/2014 to 12/31/2014	$13.61768	$14.07806	349,861
01/01/2015 to 12/31/2015	$14.07806	$13.77683	323,062
01/01/2016 to 12/31/2016	$13.77683	$14.02570	289,917
01/01/2017 to 12/31/2017	$14.02570	$15.42107	280,969
01/01/2018 to 12/31/2018	$15.42107	$14.34209	222,839
01/01/2019 to 12/31/2019	$14.34209	$16.11507	228,705
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28632	$11.22592	874
01/01/2011 to 12/31/2011	$11.22592	$11.07902	16,790
01/01/2012 to 12/31/2012	$11.07902	$12.51096	21,265
01/01/2013 to 12/31/2013	$12.51096	$16.74199	27,850
01/01/2014 to 12/31/2014	$16.74199	$17.97368	57,774
01/01/2015 to 12/31/2015	$17.97368	$19.49526	44,381
01/01/2016 to 12/31/2016	$19.49526	$18.83387	21,026
01/01/2017 to 12/31/2017	$18.83387	$25.08180	18,422
01/01/2018 to 12/31/2018	$25.08180	$24.19105	12,649
01/01/2019 to 12/31/2019	$24.19105	$31.44901	12,235
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.05285	$10.62849	194,264
01/01/2011 to 12/31/2011	$10.62849	$10.32516	172,784
01/01/2012 to 12/31/2012	$10.32516	$11.36411	148,698
01/01/2013 to 12/31/2013	$11.36411	$15.22043	139,121
01/01/2014 to 12/31/2014	$15.22043	$16.50219	117,477
01/01/2015 to 12/31/2015	$16.50219	$17.80805	104,033
01/01/2016 to 12/31/2016	$17.80805	$18.43317	96,174
01/01/2017 to 12/31/2017	$18.43317	$24.03490	88,203
01/01/2018 to 12/31/2018	$24.03490	$22.92759	72,833
01/01/2019 to 12/31/2019	$22.92759	$29.58793	47,147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.39455	$12.51694	66,775
01/01/2011 to 12/31/2011	$12.51694	$11.88737	55,650
01/01/2012 to 12/31/2012	$11.88737	$14.34349	40,643
01/01/2013 to 12/31/2013	$14.34349	$17.94830	44,837
01/01/2014 to 12/31/2014	$17.94830	$18.23517	52,833
01/01/2015 to 12/31/2015	$18.23517	$17.61561	44,874
01/01/2016 to 12/31/2016	$17.61561	$18.49924	46,396
01/01/2017 to 12/31/2017	$18.49924	$22.46148	40,687
01/01/2018 to 12/31/2018	$22.46148	$19.91513	32,402
01/01/2019 to 12/31/2019	$19.91513	$25.37367	27,211
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.30158	81,008
01/01/2013 to 12/31/2013	$10.30158	$12.00993	68,106
01/01/2014 to 12/31/2014	$12.00993	$12.37947	64,156
01/01/2015 to 12/31/2015	$12.37947	$11.98603	55,878
01/01/2016 to 12/31/2016	$11.98603	$12.25940	76,303
01/01/2017 to 12/31/2017	$12.25940	$14.00195	45,489
01/01/2018 to 12/31/2018	$14.00195	$12.59007	35,306
01/01/2019 to 12/31/2019	$12.59007	$15.15286	33,952
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.90685	$10.95423	54,189
01/01/2011 to 12/31/2011	$10.95423	$10.67597	33,720
01/01/2012 to 12/31/2012	$10.67597	$12.25442	35,109
01/01/2013 to 12/31/2013	$12.25442	$16.42420	55,647
01/01/2014 to 12/31/2014	$16.42420	$17.50473	24,629
01/01/2015 to 12/31/2015	$17.50473	$18.40205	15,293
01/01/2016 to 12/31/2016	$18.40205	$18.38680	14,779
01/01/2017 to 12/31/2017	$18.38680	$23.56302	12,114
01/01/2018 to 12/31/2018	$23.56302	$23.59499	12,568
01/01/2019 to 12/31/2019	$23.59499	$31.87161	10,963
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99838	$10.18480	0
01/01/2013 to 12/31/2013	$10.18480	$13.43053	8,046
01/01/2014 to 12/31/2014	$13.43053	$14.51254	8,125
01/01/2015 to 12/31/2015	$14.51254	$14.12496	7,859
01/01/2016 to 12/31/2016	$14.12496	$15.71064	12,712
01/01/2017 to 12/31/2017	$15.71064	$18.07433	20,936
01/01/2018 to 12/31/2018	$18.07433	$15.91948	12,794
01/01/2019 to 12/31/2019	$15.91948	$20.18758	16,799
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.49714	$13.50650	53,437
01/01/2011 to 12/31/2011	$13.50650	$12.84773	41,030
01/01/2012 to 12/31/2012	$12.84773	$15.06598	43,172
01/01/2013 to 12/31/2013	$15.06598	$19.52547	45,442
01/01/2014 to 12/31/2014	$19.52547	$21.34921	47,294
01/01/2015 to 12/31/2015	$21.34921	$19.74053	163,670
01/01/2016 to 12/31/2016	$19.74053	$19.67264	148,322
01/01/2017 to 12/31/2017	$19.67264	$24.51333	142,122
01/01/2018 to 12/31/2018	$24.51333	$22.98494	135,522
01/01/2019 to 12/31/2019	$22.98494	$29.32951	126,206

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.30482	$11.26042	54,472
01/01/2011 to 12/31/2011	$11.26042	$10.76561	53,309
01/01/2012 to 12/31/2012	$10.76561	$12.36201	56,155
01/01/2013 to 12/31/2013	$12.36201	$17.21092	74,684
01/01/2014 to 12/31/2014	$17.21092	$19.27797	66,820
01/01/2015 to 12/31/2015	$19.27797	$17.83449	54,880
01/01/2016 to 12/31/2016	$17.83449	$20.67312	51,181
01/01/2017 to 12/31/2017	$20.67312	$23.06370	50,598
01/01/2018 to 12/31/2018	$23.06370	$18.89115	35,741
01/01/2019 to 12/31/2019	$18.89115	$22.41294	25,742
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.08638	$10.89213	190,362
01/01/2011 to 12/31/2011	$10.89213	$8.51405	147,056
01/01/2012 to 12/31/2012	$8.51405	$9.84347	149,372
01/01/2013 to 12/31/2013	$9.84347	$9.67202	164,692
01/01/2014 to 12/31/2014	$9.67202	$9.03829	66,829
01/01/2015 to 12/31/2015	$9.03829	$7.37877	49,296
01/01/2016 to 12/31/2016	$7.37877	$8.12868	57,422
01/01/2017 to 12/31/2017	$8.12868	$10.07191	74,777
01/01/2018 to 12/31/2018	$10.07191	$8.48637	44,463
01/01/2019 to 12/31/2019	$8.48637	$9.43049	58,870
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.51580	$11.39953	3,342,275
01/01/2011 to 12/31/2011	$11.39953	$11.28767	3,067,168
01/01/2012 to 12/31/2012	$11.28767	$12.21401	2,917,636
01/01/2013 to 12/31/2013	$12.21401	$13.07757	2,580,011
01/01/2014 to 12/31/2014	$13.07757	$13.56155	2,231,114
01/01/2015 to 12/31/2015	$13.56155	$13.31474	1,921,323
01/01/2016 to 12/31/2016	$13.31474	$13.77551	1,758,438
01/01/2017 to 12/31/2017	$13.77551	$14.87434	1,679,979
01/01/2018 to 12/31/2018	$14.87434	$14.16695	1,400,238
01/01/2019 to 12/31/2019	$14.16695	$15.93634	1,367,413
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06516	0
01/01/2012 to 12/31/2012	$10.06516	$10.56916	2,546
01/01/2013 to 12/31/2013	$10.56916	$10.12224	25,952
01/01/2014 to 12/31/2014	$10.12224	$10.52520	31,880
01/01/2015 to 12/31/2015	$10.52520	$10.29116	23,425
01/01/2016 to 12/31/2016	$10.29116	$10.51449	1,599
01/01/2017 to 12/31/2017	$10.51449	$10.89342	1,741
01/01/2018 to 12/31/2018	$10.89342	$10.59176	4,131
01/01/2019 to 12/31/2019	$10.59176	$11.39697	13,516
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.19841	$9.56644	1,969,413
01/01/2011 to 12/31/2011	$9.56644	$8.79623	1,363,057
01/01/2012 to 12/31/2012	$8.79623	$9.73774	1,518,836
01/01/2013 to 12/31/2013	$9.73774	$11.17223	1,352,995
01/01/2014 to 12/31/2014	$11.17223	$11.96055	1,315,331
01/01/2015 to 12/31/2015	$11.96055	$11.65412	1,693,087
01/01/2016 to 12/31/2016	$11.65412	$12.57948	1,594,736
01/01/2017 to 12/31/2017	$12.57948	$14.31873	2,142,011
01/01/2018 to 12/31/2018	$14.31873	$12.97023	1,547,160
01/01/2019 to 12/31/2019	$12.97023	$15.15466	1,674,048

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65174	0
01/01/2014 to 12/31/2014	$11.65174	$13.16434	0
01/01/2015 to 12/31/2015	$13.16434	$13.10528	0
01/01/2016 to 12/31/2016	$13.10528	$14.24377	0
01/01/2017 to 12/31/2017	$14.24377	$16.95536	0
01/01/2018 to 12/31/2018	$16.95536	$15.43234	0
01/01/2019 to 12/31/2019	$15.43234	$18.94063	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.22238	$9.27431	44,819
01/01/2011 to 12/31/2011	$9.27431	$9.40705	44,044
01/01/2012 to 12/31/2012	$9.40705	$10.95646	38,467
01/01/2013 to 12/31/2013	$10.95646	$14.22503	48,287
01/01/2014 to 12/31/2014	$14.22503	$16.34662	65,598
01/01/2015 to 12/31/2015	$16.34662	$16.51953	60,837
01/01/2016 to 12/31/2016	$16.51953	$18.60091	49,238
01/01/2017 to 12/31/2017	$18.60091	$22.29513	49,301
01/01/2018 to 12/31/2018	$22.29513	$20.05965	43,101
01/01/2019 to 12/31/2019	$20.05965	$24.47785	25,789
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88098	0
01/01/2012 to 12/31/2012	$8.88098	$9.85218	0
01/01/2013 to 12/31/2013	$9.85218	$11.82239	0
01/01/2014 to 12/31/2014	$11.82239	$12.34402	0
01/01/2015 to 12/31/2015	$12.34402	$12.12017	16,541
01/01/2016 to 12/31/2016	$12.12017	$12.63420	16,541
01/01/2017 to 12/31/2017	$12.63420	$14.64036	0
01/01/2018 to 12/31/2018	$14.64036	$13.41480	0
01/01/2019 to 12/31/2019	$13.41480	$15.94058	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.40232	$12.21815	33,322
01/01/2011 to 12/31/2011	$12.21815	$10.40817	61,481
01/01/2012 to 12/31/2012	$10.40817	$12.25201	64,255
01/01/2013 to 12/31/2013	$12.25201	$16.91414	63,124
01/01/2014 to 12/31/2014	$16.91414	$17.40177	54,000
01/01/2015 to 12/31/2015	$17.40177	$17.28813	44,173
01/01/2016 to 12/31/2016	$17.28813	$18.25490	40,264
01/01/2017 to 12/31/2017	$18.25490	$22.85392	33,555
01/01/2018 to 12/31/2018	$22.85392	$19.97386	29,972
01/01/2019 to 12/31/2019	$19.97386	$26.72624	20,710
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.69297	$11.62640	12,981
01/01/2011 to 12/31/2011	$11.62640	$11.28700	14,569
01/01/2012 to 12/31/2012	$11.28700	$12.41265	14,922
01/01/2013 to 12/31/2013	$12.41265	$16.44967	15,992
01/01/2014 to 12/31/2014	$16.44967	$16.74306	16,073
01/01/2015 to 12/31/2015	$16.74306	$16.54363	18,553
01/01/2016 to 12/31/2016	$16.54363	$18.17876	15,045
01/01/2017 to 12/31/2017	$18.17876	$22.08581	13,913
01/01/2018 to 12/31/2018	$22.08581	$19.83073	10,581
01/01/2019 to 12/31/2019	$19.83073	$25.29783	10,614

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.92002	$12.25369	88,868
01/01/2011 to 12/31/2011	$12.25369	$11.29575	81,692
01/01/2012 to 12/31/2012	$11.29575	$13.08511	72,140
01/01/2013 to 12/31/2013	$13.08511	$17.62661	68,000
01/01/2014 to 12/31/2014	$17.62661	$18.19129	55,807
01/01/2015 to 12/31/2015	$18.19129	$17.06585	51,986
01/01/2016 to 12/31/2016	$17.06585	$21.61833	50,546
01/01/2017 to 12/31/2017	$21.61833	$22.75270	49,563
01/01/2018 to 12/31/2018	$22.75270	$18.49547	48,523
01/01/2019 to 12/31/2019	$18.49547	$22.11830	47,511
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.48975	$11.47036	1,375,810
01/01/2011 to 12/31/2011	$11.47036	$11.46887	1,177,868
01/01/2012 to 12/31/2012	$11.46887	$12.76116	1,287,000
01/01/2013 to 12/31/2013	$12.76116	$14.61687	1,160,351
01/01/2014 to 12/31/2014	$14.61687	$15.17293	1,124,054
01/01/2015 to 12/31/2015	$15.17293	$14.88160	1,123,720
01/01/2016 to 12/31/2016	$14.88160	$15.69112	1,034,091
01/01/2017 to 12/31/2017	$15.69112	$17.75445	1,018,034
01/01/2018 to 12/31/2018	$17.75445	$16.47730	861,046
01/01/2019 to 12/31/2019	$16.47730	$19.52142	828,367
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.70941	$11.02414	123,355
01/01/2011 to 12/31/2011	$11.02414	$10.62508	117,954
01/01/2012 to 12/31/2012	$10.62508	$12.24799	112,648
01/01/2013 to 12/31/2013	$12.24799	$17.29463	102,273
01/01/2014 to 12/31/2014	$17.29463	$18.37052	96,503
01/01/2015 to 12/31/2015	$18.37052	$19.73636	84,773
01/01/2016 to 12/31/2016	$19.73636	$19.87233	80,819
01/01/2017 to 12/31/2017	$19.87233	$26.86535	84,119
01/01/2018 to 12/31/2018	$26.86535	$27.35394	79,944
01/01/2019 to 12/31/2019	$27.35394	$34.38813	90,216
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01434	$9.93724	144,108
01/01/2011 to 12/31/2011	$9.93724	$9.69471	143,677
01/01/2012 to 12/31/2012	$9.69471	$10.77810	135,757
01/01/2013 to 12/31/2013	$10.77810	$14.22606	132,909
01/01/2014 to 12/31/2014	$14.22606	$14.16445	131,096
01/01/2015 to 12/31/2015	$14.16445	$13.04459	128,834
01/01/2016 to 12/31/2016	$13.04459	$13.57314	126,529
01/01/2017 to 12/31/2017	$13.57314	$15.51050	124,086
01/01/2018 to 12/31/2018	$15.51050	$13.72821	123,998
01/01/2019 to 12/31/2019	$13.72821	$16.95426	351,763
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.15053	$15.52981	52,620
01/01/2011 to 12/31/2011	$15.52981	$12.95425	54,604
01/01/2012 to 12/31/2012	$12.95425	$13.15910	45,331
01/01/2013 to 12/31/2013	$13.15910	$14.88539	33,264
01/01/2014 to 12/31/2014	$14.88539	$13.37329	34,424
01/01/2015 to 12/31/2015	$13.37329	$10.58666	32,782
01/01/2016 to 12/31/2016	$10.58666	$12.93440	40,454
01/01/2017 to 12/31/2017	$12.93440	$13.98848	37,518
01/01/2018 to 12/31/2018	$13.98848	$11.42893	23,793
01/01/2019 to 12/31/2019	$11.42893	$13.09461	23,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.09557	$11.50292	60,985
01/01/2011 to 12/31/2011	$11.50292	$11.74276	72,572
01/01/2012 to 12/31/2012	$11.74276	$12.11361	66,688
01/01/2013 to 12/31/2013	$12.11361	$11.43039	58,257
01/01/2014 to 12/31/2014	$11.43039	$11.26871	49,991
01/01/2015 to 12/31/2015	$11.26871	$10.53756	48,329
01/01/2016 to 12/31/2016	$10.53756	$10.78160	35,665
01/01/2017 to 12/31/2017	$10.78160	$10.78646	32,344
01/01/2018 to 12/31/2018	$10.78646	$10.78515	26,769
01/01/2019 to 12/31/2019	$10.78515	$10.74329	21,248
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.62124	$11.65953	22,107
01/01/2011 to 12/31/2011	$11.65953	$11.03672	14,167
01/01/2012 to 12/31/2012	$11.03672	$12.81203	10,373
01/01/2013 to 12/31/2013	$12.81203	$16.63249	9,196
01/01/2014 to 12/31/2014	$16.63249	$18.74732	1,694
01/01/2015 to 12/31/2015	$18.74732	$17.16504	1,416
01/01/2016 to 12/31/2016	$17.16504	$19.18456	2,429
01/01/2017 to 12/31/2017	$19.18456	$22.29489	2,773
01/01/2018 to 12/31/2018	$22.29489	$18.24340	1,422
01/01/2019 to 12/31/2019	$18.24340	$21.30986	1,411
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.66769	$9.74160	635,594
01/01/2011 to 12/31/2011	$9.74160	$9.22075	597,446
01/01/2012 to 12/31/2012	$9.22075	$10.03476	628,595
01/01/2013 to 12/31/2013	$10.03476	$11.85510	616,561
01/01/2014 to 12/31/2014	$11.85510	$12.26244	614,396
01/01/2015 to 12/31/2015	$12.26244	$11.94590	594,254
01/01/2016 to 12/31/2016	$11.94590	$12.47643	540,510
01/01/2017 to 12/31/2017	$12.47643	$13.89528	515,987
01/01/2018 to 12/31/2018	$13.89528	$12.94062	349,990
01/01/2019 to 12/31/2019	$12.94062	$15.29461	263,530
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.14552	$10.72220	115,585
01/01/2011 to 12/31/2011	$10.72220	$11.14563	109,867
01/01/2012 to 12/31/2012	$11.14563	$11.78482	126,306
01/01/2013 to 12/31/2013	$11.78482	$11.38119	128,979
01/01/2014 to 12/31/2014	$11.38119	$11.96112	141,441
01/01/2015 to 12/31/2015	$11.96112	$11.87155	121,362
01/01/2016 to 12/31/2016	$11.87155	$12.23875	104,781
01/01/2017 to 12/31/2017	$12.23875	$12.75626	127,731
01/01/2018 to 12/31/2018	$12.75626	$12.22162	171,339
01/01/2019 to 12/31/2019	$12.22162	$13.45583	148,942
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.12312	$10.49725	3,003
01/01/2011 to 12/31/2011	$10.49725	$11.00661	1,842
01/01/2012 to 12/31/2012	$11.00661	$11.96205	2,003
01/01/2013 to 12/31/2013	$11.96205	$15.06423	1,035
01/01/2014 to 12/31/2014	$15.06423	$16.27930	997
01/01/2015 to 12/31/2015	$16.27930	$16.62452	770
01/01/2016 to 12/31/2016	$16.62452	$16.87689	851
01/01/2017 to 12/31/2017	$16.87689	$19.03801	1,027
01/01/2018 to 12/31/2018	$19.03801	$15.90000	756
01/01/2019 to 12/31/2019	$15.90000	$19.72878	982

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.01147	$10.72454	900
01/01/2011 to 12/31/2011	$10.72454	$11.09282	674
01/01/2012 to 12/31/2012	$11.09282	$13.27826	766
01/01/2013 to 12/31/2013	$13.27826	$18.20822	1,951
01/01/2014 to 12/31/2014	$18.20822	$20.07562	635
01/01/2015 to 12/31/2015	$20.07562	$20.60484	378
01/01/2016 to 12/31/2016	$20.60484	$21.04740	253
01/01/2017 to 12/31/2017	$21.04740	$24.42613	498
01/01/2018 to 12/31/2018	$24.42613	$24.09180	460
01/01/2019 to 12/31/2019	$24.09180	$29.43901	409
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.93128	$6.45064	14,971
01/01/2011 to 12/31/2011	$6.45064	$5.44948	12,654
01/01/2012 to 12/31/2012	$5.44948	$6.66350	6,613
01/01/2013 to 12/31/2013	$6.66350	$8.62843	5,986
01/01/2014 to 12/31/2014	$8.62843	$9.55186	4,647
01/01/2015 to 12/31/2015	$9.55186	$9.22457	4,870
01/01/2016 to 12/31/2016	$9.22457	$10.42967	5,472
01/01/2017 to 12/31/2017	$10.42967	$12.08568	5,582
01/01/2018 to 12/31/2018	$12.08568	$10.61169	4,555
01/01/2019 to 12/31/2019	$10.61169	$13.55291	5,036
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.74975	$9.83044	5,851
01/01/2011 to 12/31/2011	$9.83044	$10.61260	7,507
01/01/2012 to 12/31/2012	$10.61260	$12.21490	5,736
01/01/2013 to 12/31/2013	$12.21490	$16.73671	4,282
01/01/2014 to 12/31/2014	$16.73671	$20.29730	5,025
01/01/2015 to 12/31/2015	$20.29730	$20.89886	3,751
01/01/2016 to 12/31/2016	$20.89886	$19.65962	3,547
01/01/2017 to 12/31/2017	$19.65962	$23.30718	3,552
01/01/2018 to 12/31/2018	$23.30718	$23.86100	2,995
01/01/2019 to 12/31/2019	$23.86100	$27.92461	3,249
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.40148	$8.97973	2,459
01/01/2011 to 12/31/2011	$8.97973	$8.64675	1,646
01/01/2012 to 12/31/2012	$8.64675	$9.81615	1,636
01/01/2013 to 12/31/2013	$9.81615	$13.29885	1,626
01/01/2014 to 12/31/2014	$13.29885	$13.76524	0
01/01/2015 to 12/31/2015	$13.76524	$13.03372	0
01/01/2016 to 12/31/2016	$13.03372	$15.02100	19
01/01/2017 to 12/31/2017	$15.02100	$18.02589	17
01/01/2018 to 12/31/2018	$18.02589	$15.41469	15
01/01/2019 to 12/31/2019	$15.41469	$19.72065	13
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.52396	$9.45874	1,687
01/01/2011 to 12/31/2011	$9.45874	$9.56388	1,608
01/01/2012 to 12/31/2012	$9.56388	$10.56848	1,262
01/01/2013 to 12/31/2013	$10.56848	$13.53866	1,091
01/01/2014 to 12/31/2014	$13.53866	$14.98899	11,193
01/01/2015 to 12/31/2015	$14.98899	$15.24711	917
01/01/2016 to 12/31/2016	$15.24711	$15.69859	920
01/01/2017 to 12/31/2017	$15.69859	$19.28441	807
01/01/2018 to 12/31/2018	$19.28441	$18.55251	635
01/01/2019 to 12/31/2019	$18.55251	$23.44349	717

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.32945	$8.11227	1,472
01/01/2011 to 12/31/2011	$8.11227	$7.85180	1,461
01/01/2012 to 12/31/2012	$7.85180	$8.88451	1,433
01/01/2013 to 12/31/2013	$8.88451	$11.31411	1,361
01/01/2014 to 12/31/2014	$11.31411	$12.25415	1,347
01/01/2015 to 12/31/2015	$12.25415	$11.44496	1,127
01/01/2016 to 12/31/2016	$11.44496	$12.95256	1,901
01/01/2017 to 12/31/2017	$12.95256	$14.40543	1,900
01/01/2018 to 12/31/2018	$14.40543	$12.62066	1,841
01/01/2019 to 12/31/2019	$12.62066	$16.05724	1,776
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.38860	$10.56135	1,064
01/01/2011 to 12/31/2011	$10.56135	$10.05492	3,049
01/01/2012 to 12/31/2012	$10.05492	$11.37355	1,454
01/01/2013 to 12/31/2013	$11.37355	$14.55432	1,263
01/01/2014 to 12/31/2014	$14.55432	$15.10948	1,191
01/01/2015 to 12/31/2015	$15.10948	$14.85516	664
01/01/2016 to 12/31/2016	$14.85516	$16.43994	774
01/01/2017 to 12/31/2017	$16.43994	$19.06920	2,336
01/01/2018 to 12/31/2018	$19.06920	$16.45397	1,938
01/01/2019 to 12/31/2019	$16.45397	$20.04202	2,124
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.27567	$9.77276	3,342
01/01/2011 to 12/31/2011	$9.77276	$9.20548	3,220
01/01/2012 to 12/31/2012	$9.20548	$10.51952	3,207
01/01/2013 to 12/31/2013	$10.51952	$13.63000	882
01/01/2014 to 12/31/2014	$13.63000	$14.72382	832
01/01/2015 to 12/31/2015	$14.72382	$13.24778	646
01/01/2016 to 12/31/2016	$13.24778	$16.15020	749
01/01/2017 to 12/31/2017	$16.15020	$17.51413	885
01/01/2018 to 12/31/2018	$17.51413	$14.88698	604
01/01/2019 to 12/31/2019	$14.88698	$18.11002	871
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.90396	$8.44004	3,239
01/01/2011 to 12/31/2011	$8.44004	$8.66786	2,342
01/01/2012 to 12/31/2012	$8.66786	$9.95672	4,456
01/01/2013 to 12/31/2013	$9.95672	$9.77041	4,359
01/01/2014 to 12/31/2014	$9.77041	$11.97520	3,735
01/01/2015 to 12/31/2015	$11.97520	$11.77842	3,534
01/01/2016 to 12/31/2016	$11.77842	$12.20916	1,183
01/01/2017 to 12/31/2017	$12.20916	$12.93396	1,157
01/01/2018 to 12/31/2018	$12.93396	$11.95654	1,069
01/01/2019 to 12/31/2019	$11.95654	$14.85882	921
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.40472	$10.35978	4,281
01/01/2011 to 12/31/2011	$10.35978	$10.28708	4,140
01/01/2012 to 12/31/2012	$10.28708	$11.34379	2,435
01/01/2013 to 12/31/2013	$11.34379	$15.61738	2,423
01/01/2014 to 12/31/2014	$15.61738	$15.64381	2,340
01/01/2015 to 12/31/2015	$15.64381	$15.51696	1,077
01/01/2016 to 12/31/2016	$15.51696	$18.29176	1,169
01/01/2017 to 12/31/2017	$18.29176	$20.25995	1,083
01/01/2018 to 12/31/2018	$20.25995	$18.71886	849
01/01/2019 to 12/31/2019	$18.71886	$21.86019	1,023

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.45568	$10.12223	713
01/01/2011 to 12/31/2011	$10.12223	$9.51684	713
01/01/2012 to 12/31/2012	$9.51684	$10.83731	713
01/01/2013 to 12/31/2013	$10.83731	$14.62787	713
01/01/2014 to 12/31/2014	$14.62787	$15.17487	481
01/01/2015 to 12/31/2015	$15.17487	$13.64566	481
01/01/2016 to 12/31/2016	$13.64566	$17.22862	1,131
01/01/2017 to 12/31/2017	$17.22862	$18.53206	1,101
01/01/2018 to 12/31/2018	$18.53206	$15.58402	1,437
01/01/2019 to 12/31/2019	$15.58402	$18.72587	1,442
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.63087	$8.65491	3,328
01/01/2011 to 12/31/2011	$8.65491	$8.64401	3,290
01/01/2012 to 12/31/2012	$8.64401	$9.87396	3,187
01/01/2013 to 12/31/2013	$9.87396	$10.84864	1,855
01/01/2014 to 12/31/2014	$10.84864	$10.69603	1,808
01/01/2015 to 12/31/2015	$10.69603	$10.64595	1,759
01/01/2016 to 12/31/2016	$10.64595	$12.69829	893
01/01/2017 to 12/31/2017	$12.69829	$12.18557	893
01/01/2018 to 12/31/2018	$12.18557	$10.14097	1,655
01/01/2019 to 12/31/2019	$10.14097	$11.41052	1,566
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.81606	$8.11874	8,216
01/01/2011 to 12/31/2011	$8.11874	$9.35362	6,219
01/01/2012 to 12/31/2012	$9.35362	$9.18268	6,325
01/01/2013 to 12/31/2013	$9.18268	$10.20116	3,023
01/01/2014 to 12/31/2014	$10.20116	$12.58990	3,014
01/01/2015 to 12/31/2015	$12.58990	$11.55271	229
01/01/2016 to 12/31/2016	$11.55271	$13.03439	218
01/01/2017 to 12/31/2017	$13.03439	$14.13920	219
01/01/2018 to 12/31/2018	$14.13920	$14.26027	733
01/01/2019 to 12/31/2019	$14.26027	$17.17879	662
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (2.10%) OR Highest Daily Lifetime Five Income Benefit Only (2.10%) OR
HD GRO 60 bps (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53480	$10.45610	9,094,548
01/01/2011 to 12/31/2011	$10.45610	$9.96902	8,190,643
01/01/2012 to 12/31/2012	$9.96902	$10.99065	7,386,371
01/01/2013 to 12/31/2013	$10.99065	$11.83821	6,636,289
01/01/2014 to 12/31/2014	$11.83821	$12.03742	6,061,147
01/01/2015 to 12/31/2015	$12.03742	$11.41023	5,374,065
01/01/2016 to 12/31/2016	$11.41023	$11.88411	4,708,785
01/01/2017 to 12/31/2017	$11.88411	$13.10515	3,901,745
01/01/2018 to 12/31/2018	$13.10515	$11.78997	3,488,049
01/01/2019 to 12/31/2019	$11.78997	$13.40144	3,155,278
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.68309	$10.78380	3,171,468
01/01/2011 to 12/31/2011	$10.78380	$10.57416	2,560,562
01/01/2012 to 12/31/2012	$10.57416	$11.76991	2,460,759
01/01/2013 to 12/31/2013	$11.76991	$13.43650	2,320,015
01/01/2014 to 12/31/2014	$13.43650	$13.96394	2,010,284
01/01/2015 to 12/31/2015	$13.96394	$13.78651	1,853,738
01/01/2016 to 12/31/2016	$13.78651	$14.46318	1,656,964
01/01/2017 to 12/31/2017	$14.46318	$16.56430	1,326,881
01/01/2018 to 12/31/2018	$16.56430	$15.26690	1,172,257
01/01/2019 to 12/31/2019	$15.26690	$18.22152	1,090,054
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.85373	$9.70515	57,895
01/01/2011 to 12/31/2011	$9.70515	$9.33306	77,865
01/01/2012 to 12/31/2012	$9.33306	$10.08071	226,318
01/01/2013 to 12/31/2013	$10.08071	$11.10147	243,516
01/01/2014 to 12/31/2014	$11.10147	$11.43195	241,756
01/01/2015 to 12/31/2015	$11.43195	$11.17820	241,478
01/01/2016 to 12/31/2016	$11.17820	$11.47598	209,444
01/01/2017 to 12/31/2017	$11.47598	$13.06514	108,072
01/01/2018 to 12/31/2018	$13.06514	$11.78379	82,117
01/01/2019 to 12/31/2019	$11.78379	$13.62442	52,475
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.60445	0
01/01/2014 to 12/31/2014	$11.60445	$12.86266	0
01/01/2015 to 12/31/2015	$12.86266	$12.81561	0
01/01/2016 to 12/31/2016	$12.81561	$13.89616	0
01/01/2017 to 12/31/2017	$13.89616	$16.62401	0
01/01/2018 to 12/31/2018	$16.62401	$14.95583	0
01/01/2019 to 12/31/2019	$14.95583	$17.95565	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.77820	$10.75644	8,950,075
01/01/2011 to 12/31/2011	$10.75644	$10.40750	8,234,574
01/01/2012 to 12/31/2012	$10.40750	$11.46480	7,583,863
01/01/2013 to 12/31/2013	$11.46480	$13.21068	6,826,687
01/01/2014 to 12/31/2014	$13.21068	$13.78283	6,053,136
01/01/2015 to 12/31/2015	$13.78283	$13.56359	5,513,932
01/01/2016 to 12/31/2016	$13.56359	$14.12196	4,954,722
01/01/2017 to 12/31/2017	$14.12196	$15.89406	4,726,033
01/01/2018 to 12/31/2018	$15.89406	$14.79722	4,249,830
01/01/2019 to 12/31/2019	$14.79722	$17.30702	3,705,868
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99772	$9.14094	5,393,786
01/01/2012 to 12/31/2012	$9.14094	$10.01761	4,663,173
01/01/2013 to 12/31/2013	$10.01761	$10.87643	4,389,643
01/01/2014 to 12/31/2014	$10.87643	$11.17417	4,034,452
01/01/2015 to 12/31/2015	$11.17417	$10.61583	3,637,934
01/01/2016 to 12/31/2016	$10.61583	$11.12173	3,322,469
01/01/2017 to 12/31/2017	$11.12173	$12.26744	2,818,678
01/01/2018 to 12/31/2018	$12.26744	$11.37954	2,421,831
01/01/2019 to 12/31/2019	$11.37954	$13.10939	2,174,136
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.39668	$11.59752	152
01/01/2011 to 12/31/2011	$11.59752	$11.61472	199
01/01/2012 to 12/31/2012	$11.61472	$11.90963	186
01/01/2013 to 12/31/2013	$11.90963	$11.41093	0
01/01/2014 to 12/31/2014	$11.41093	$11.16527	0
01/01/2015 to 12/31/2015	$11.16527	$10.98841	0
01/01/2016 to 12/31/2016	$10.98841	$10.93911	0
01/01/2017 to 12/31/2017	$10.93911	$10.89772	0
01/01/2018 to 12/31/2018	$10.89772	$10.75195	0
01/01/2019 to 12/31/2019	$10.75195	$11.01730	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.90738	$12.56259	32,032
01/01/2011 to 12/31/2011	$12.56259	$12.69567	13,388
01/01/2012 to 12/31/2012	$12.69567	$13.59329	15,298
01/01/2013 to 12/31/2013	$13.59329	$13.06915	4,304
01/01/2014 to 12/31/2014	$13.06915	$13.34194	7,362
01/01/2015 to 12/31/2015	$13.34194	$12.79195	3,729
01/01/2016 to 12/31/2016	$12.79195	$13.05920	1,211
01/01/2017 to 12/31/2017	$13.05920	$13.34924	1,966
01/01/2018 to 12/31/2018	$13.34924	$12.98697	590
01/01/2019 to 12/31/2019	$12.98697	$13.89330	1,666
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.91522	$11.90528	0
01/01/2011 to 12/31/2011	$11.90528	$13.52335	0
01/01/2012 to 12/31/2012	$13.52335	$14.02085	0
01/01/2013 to 12/31/2013	$14.02085	$13.06896	0
01/01/2014 to 12/31/2014	$13.06896	$13.34595	0
01/01/2015 to 12/31/2015	$13.34595	$13.21140	0
01/01/2016 to 12/31/2016	$13.21140	$13.12748	0
01/01/2017 to 12/31/2017	$13.12748	$12.95576	0
01/01/2018 to 12/31/2018	$12.95576	$12.75927	0
01/01/2019 to 12/31/2019	$12.75927	$12.67137	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76579	$9.60243	49,555
01/01/2011 to 12/31/2011	$9.60243	$11.16178	650
01/01/2012 to 12/31/2012	$11.16178	$11.62262	0
01/01/2013 to 12/31/2013	$11.62262	$10.64181	0
01/01/2014 to 12/31/2014	$10.64181	$11.06489	0
01/01/2015 to 12/31/2015	$11.06489	$11.00279	0
01/01/2016 to 12/31/2016	$11.00279	$10.98783	0
01/01/2017 to 12/31/2017	$10.98783	$10.85766	0
01/01/2018 to 12/31/2018	$10.85766	$10.66393	0
01/01/2019 to 12/31/2019	$10.66393	$10.80973	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99772	$10.97956	59,475
01/01/2011 to 12/31/2011	$10.97956	$12.93718	405,546
01/01/2012 to 12/31/2012	$12.93718	$13.53150	146,919
01/01/2013 to 12/31/2013	$13.53150	$12.32531	0
01/01/2014 to 12/31/2014	$12.32531	$12.99903	0
01/01/2015 to 12/31/2015	$12.99903	$12.95877	0
01/01/2016 to 12/31/2016	$12.95877	$12.95100	0
01/01/2017 to 12/31/2017	$12.95100	$12.88571	0
01/01/2018 to 12/31/2018	$12.88571	$12.62779	0
01/01/2019 to 12/31/2019	$12.62779	$12.99482	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99829	$11.98927	186,514
01/01/2012 to 12/31/2012	$11.98927	$12.42891	230,023
01/01/2013 to 12/31/2013	$12.42891	$10.98697	0
01/01/2014 to 12/31/2014	$10.98697	$11.87687	0
01/01/2015 to 12/31/2015	$11.87687	$11.87638	0
01/01/2016 to 12/31/2016	$11.87638	$11.84514	0
01/01/2017 to 12/31/2017	$11.84514	$11.78407	0
01/01/2018 to 12/31/2018	$11.78407	$11.52340	0
01/01/2019 to 12/31/2019	$11.52340	$11.95128	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99773	$10.37175	147,460
01/01/2013 to 12/31/2013	$10.37175	$9.12226	588,698
01/01/2014 to 12/31/2014	$9.12226	$10.06206	196,081
01/01/2015 to 12/31/2015	$10.06206	$10.12194	60,877
01/01/2016 to 12/31/2016	$10.12194	$10.10372	43,498
01/01/2017 to 12/31/2017	$10.10372	$10.06427	38,608
01/01/2018 to 12/31/2018	$10.06427	$9.83022	34,172
01/01/2019 to 12/31/2019	$9.83022	$10.25469	30,995
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99886	$8.72663	390,795
01/01/2014 to 12/31/2014	$8.72663	$9.79423	194,284
01/01/2015 to 12/31/2015	$9.79423	$9.86530	0
01/01/2016 to 12/31/2016	$9.86530	$9.84699	0
01/01/2017 to 12/31/2017	$9.84699	$9.80732	0
01/01/2018 to 12/31/2018	$9.80732	$9.54262	0
01/01/2019 to 12/31/2019	$9.54262	$10.08995	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99886	$11.27345	42,537
01/01/2015 to 12/31/2015	$11.27345	$11.26217	227,034
01/01/2016 to 12/31/2016	$11.26217	$11.30362	0
01/01/2017 to 12/31/2017	$11.30362	$11.27426	0
01/01/2018 to 12/31/2018	$11.27426	$10.96002	0
01/01/2019 to 12/31/2019	$10.96002	$11.67038	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99886	$9.91185	84,772
01/01/2016 to 12/31/2016	$9.91185	$9.91004	257,190
01/01/2017 to 12/31/2017	$9.91004	$9.94169	178,764
01/01/2018 to 12/31/2018	$9.94169	$9.63484	195,455
01/01/2019 to 12/31/2019	$9.63484	$10.38318	96,075
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99773	$9.85367	138,017
01/01/2017 to 12/31/2017	$9.85367	$9.91065	94,644
01/01/2018 to 12/31/2018	$9.91065	$9.58352	94,741
01/01/2019 to 12/31/2019	$9.58352	$10.38955	38,651
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99772	$10.01039	0
01/01/2018 to 12/31/2018	$10.01039	$9.60188	7,215
01/01/2019 to 12/31/2019	$9.60188	$10.49429	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99772	$9.63645	0
01/01/2019 to 12/31/2019	$9.63645	$10.59888	42,022
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99886	$11.20476	1,302
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.36253	$10.39654	12,177,411
01/01/2011 to 12/31/2011	$10.39654	$9.93585	11,097,830
01/01/2012 to 12/31/2012	$9.93585	$11.06664	10,445,023
01/01/2013 to 12/31/2013	$11.06664	$13.29740	9,936,825
01/01/2014 to 12/31/2014	$13.29740	$13.93497	9,248,387
01/01/2015 to 12/31/2015	$13.93497	$13.72108	8,340,415
01/01/2016 to 12/31/2016	$13.72108	$14.35830	7,743,962
01/01/2017 to 12/31/2017	$14.35830	$16.57979	6,765,933
01/01/2018 to 12/31/2018	$16.57979	$15.22721	5,895,856
01/01/2019 to 12/31/2019	$15.22721	$18.23197	5,356,722
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99829	$11.62173	0
01/01/2014 to 12/31/2014	$11.62173	$12.93188	505
01/01/2015 to 12/31/2015	$12.93188	$12.21352	0
01/01/2016 to 12/31/2016	$12.21352	$13.74454	0
01/01/2017 to 12/31/2017	$13.74454	$15.94013	0
01/01/2018 to 12/31/2018	$15.94013	$14.86657	0
01/01/2019 to 12/31/2019	$14.86657	$19.07923	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.07411	$9.50539	646
01/01/2011 to 12/31/2011	$9.50539	$8.84098	334
01/01/2012 to 12/31/2012	$8.84098	$10.97977	378
01/01/2013 to 12/31/2013	$10.97977	$11.22143	87
01/01/2014 to 12/31/2014	$11.22143	$12.52097	358
01/01/2015 to 12/31/2015	$12.52097	$12.25238	0
01/01/2016 to 12/31/2016	$12.25238	$12.10839	0
01/01/2017 to 12/31/2017	$12.10839	$13.15114	0
01/01/2018 to 12/31/2018	$13.15114	$12.27260	0
01/01/2019 to 12/31/2019	$12.27260	$15.04045	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.33588	$13.02810	2,476
01/01/2011 to 12/31/2011	$13.02810	$13.60150	1,614
01/01/2012 to 12/31/2012	$13.60150	$15.36585	2,108
01/01/2013 to 12/31/2013	$15.36585	$15.52133	228
01/01/2014 to 12/31/2014	$15.52133	$19.90176	678
01/01/2015 to 12/31/2015	$19.90176	$20.43665	140
01/01/2016 to 12/31/2016	$20.43665	$20.98115	70
01/01/2017 to 12/31/2017	$20.98115	$21.83415	165
01/01/2018 to 12/31/2018	$21.83415	$20.36582	0
01/01/2019 to 12/31/2019	$20.36582	$26.17372	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.72643	$9.77460	1,434,879
01/01/2011 to 12/31/2011	$9.77460	$9.42980	1,304,429
01/01/2012 to 12/31/2012	$9.42980	$10.21781	1,451,133
01/01/2013 to 12/31/2013	$10.21781	$11.48490	1,315,731
01/01/2014 to 12/31/2014	$11.48490	$11.60311	1,105,490
01/01/2015 to 12/31/2015	$11.60311	$11.47701	1,004,391
01/01/2016 to 12/31/2016	$11.47701	$11.71956	878,383
01/01/2017 to 12/31/2017	$11.71956	$13.37005	678,393
01/01/2018 to 12/31/2018	$13.37005	$12.07945	602,667
01/01/2019 to 12/31/2019	$12.07945	$14.19719	516,771
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.17789	$10.03174	69,784
01/01/2011 to 12/31/2011	$10.03174	$9.77586	45,092
01/01/2012 to 12/31/2012	$9.77586	$10.54431	44,970
01/01/2013 to 12/31/2013	$10.54431	$11.34169	21,520
01/01/2014 to 12/31/2014	$11.34169	$11.55729	21,879
01/01/2015 to 12/31/2015	$11.55729	$11.21656	26,655
01/01/2016 to 12/31/2016	$11.21656	$11.56375	22,519
01/01/2017 to 12/31/2017	$11.56375	$12.71779	25,070
01/01/2018 to 12/31/2018	$12.71779	$11.57572	32,467
01/01/2019 to 12/31/2019	$11.57572	$13.15408	24,413
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.47334	$11.76216	10,343
01/01/2011 to 12/31/2011	$11.76216	$11.67054	5,153
01/01/2012 to 12/31/2012	$11.67054	$13.22351	7,138
01/01/2013 to 12/31/2013	$13.22351	$17.97855	687
01/01/2014 to 12/31/2014	$17.97855	$18.87619	953
01/01/2015 to 12/31/2015	$18.87619	$17.47208	393
01/01/2016 to 12/31/2016	$17.47208	$21.27432	211
01/01/2017 to 12/31/2017	$21.27432	$23.37765	482
01/01/2018 to 12/31/2018	$23.37765	$19.67409	100
01/01/2019 to 12/31/2019	$19.67409	$23.63131	286
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31087	$10.10136	1,122
01/01/2011 to 12/31/2011	$10.10136	$9.89610	294
01/01/2012 to 12/31/2012	$9.89610	$9.69320	293
01/01/2013 to 12/31/2013	$9.69320	$9.49385	146
01/01/2014 to 12/31/2014	$9.49385	$9.29857	0
01/01/2015 to 12/31/2015	$9.29857	$9.10725	0
01/01/2016 to 12/31/2016	$9.10725	$8.92039	0
01/01/2017 to 12/31/2017	$8.92039	$8.76703	0
01/01/2018 to 12/31/2018	$8.76703	$8.69738	0
01/01/2019 to 12/31/2019	$8.69738	$8.66259	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.31751	$11.46953	1,609
01/01/2011 to 12/31/2011	$11.46953	$11.59051	824
01/01/2012 to 12/31/2012	$11.59051	$12.92677	647
01/01/2013 to 12/31/2013	$12.92677	$13.56992	60
01/01/2014 to 12/31/2014	$13.56992	$13.63079	268
01/01/2015 to 12/31/2015	$13.63079	$12.87463	0
01/01/2016 to 12/31/2016	$12.87463	$14.55201	0
01/01/2017 to 12/31/2017	$14.55201	$15.31843	0
01/01/2018 to 12/31/2018	$15.31843	$14.70369	0
01/01/2019 to 12/31/2019	$14.70369	$16.60459	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.77344	$8.61549	3,363
01/01/2011 to 12/31/2011	$8.61549	$8.08549	2,009
01/01/2012 to 12/31/2012	$8.08549	$9.25614	2,215
01/01/2013 to 12/31/2013	$9.25614	$12.67955	0
01/01/2014 to 12/31/2014	$12.67955	$14.12596	0
01/01/2015 to 12/31/2015	$14.12596	$12.75117	0
01/01/2016 to 12/31/2016	$12.75117	$14.97305	0
01/01/2017 to 12/31/2017	$14.97305	$17.48073	0
01/01/2018 to 12/31/2018	$17.48073	$14.69643	0
01/01/2019 to 12/31/2019	$14.69643	$18.64392	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.96493	$8.93213	7,479
01/01/2011 to 12/31/2011	$8.93213	$7.61791	3,562
01/01/2012 to 12/31/2012	$7.61791	$8.98064	5,175
01/01/2013 to 12/31/2013	$8.98064	$10.47211	146
01/01/2014 to 12/31/2014	$10.47211	$9.68999	320
01/01/2015 to 12/31/2015	$9.68999	$9.78946	160
01/01/2016 to 12/31/2016	$9.78946	$9.22632	0
01/01/2017 to 12/31/2017	$9.22632	$12.23861	0
01/01/2018 to 12/31/2018	$12.23861	$10.38763	0
01/01/2019 to 12/31/2019	$10.38763	$13.44106	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.76614	$9.53741	6,994
01/01/2011 to 12/31/2011	$9.53741	$8.16907	3,301
01/01/2012 to 12/31/2012	$8.16907	$9.33514	4,830
01/01/2013 to 12/31/2013	$9.33514	$10.92299	261
01/01/2014 to 12/31/2014	$10.92299	$9.98112	571
01/01/2015 to 12/31/2015	$9.98112	$9.85571	287
01/01/2016 to 12/31/2016	$9.85571	$9.70954	0
01/01/2017 to 12/31/2017	$9.70954	$11.67998	0
01/01/2018 to 12/31/2018	$11.67998	$9.59264	0
01/01/2019 to 12/31/2019	$9.59264	$11.27660	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.83303	$9.84678	71,633
01/01/2011 to 12/31/2011	$9.84678	$9.58958	76,943
01/01/2012 to 12/31/2012	$9.58958	$10.66782	73,666
01/01/2013 to 12/31/2013	$10.66782	$12.14959	68,093
01/01/2014 to 12/31/2014	$12.14959	$12.65695	55,809
01/01/2015 to 12/31/2015	$12.65695	$12.26671	51,284
01/01/2016 to 12/31/2016	$12.26671	$12.64179	44,545
01/01/2017 to 12/31/2017	$12.64179	$14.48202	45,333
01/01/2018 to 12/31/2018	$14.48202	$13.13700	46,338
01/01/2019 to 12/31/2019	$13.13700	$15.36685	45,657

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.45584	$10.97517	11,771
01/01/2011 to 12/31/2011	$10.97517	$9.76606	5,285
01/01/2012 to 12/31/2012	$9.76606	$11.66046	7,365
01/01/2013 to 12/31/2013	$11.66046	$13.17496	1,206
01/01/2014 to 12/31/2014	$13.17496	$12.08258	1,193
01/01/2015 to 12/31/2015	$12.08258	$11.50325	0
01/01/2016 to 12/31/2016	$11.50325	$11.48475	0
01/01/2017 to 12/31/2017	$11.48475	$14.58247	0
01/01/2018 to 12/31/2018	$14.58247	$11.78603	0
01/01/2019 to 12/31/2019	$11.78603	$14.68618	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.09414	$11.66131	685,466
01/01/2011 to 12/31/2011	$11.66131	$11.44852	665,660
01/01/2012 to 12/31/2012	$11.44852	$12.41462	748,161
01/01/2013 to 12/31/2013	$12.41462	$13.50070	707,005
01/01/2014 to 12/31/2014	$13.50070	$13.94341	652,179
01/01/2015 to 12/31/2015	$13.94341	$13.63170	502,625
01/01/2016 to 12/31/2016	$13.63170	$13.86445	420,514
01/01/2017 to 12/31/2017	$13.86445	$15.22891	361,849
01/01/2018 to 12/31/2018	$15.22891	$14.14938	311,224
01/01/2019 to 12/31/2019	$14.14938	$15.88291	275,272
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28503	$11.21345	259
01/01/2011 to 12/31/2011	$11.21345	$11.05588	108
01/01/2012 to 12/31/2012	$11.05588	$12.47267	105
01/01/2013 to 12/31/2013	$12.47267	$16.67447	0
01/01/2014 to 12/31/2014	$16.67447	$17.88370	0
01/01/2015 to 12/31/2015	$17.88370	$19.37861	0
01/01/2016 to 12/31/2016	$19.37861	$18.70295	0
01/01/2017 to 12/31/2017	$18.70295	$24.88317	0
01/01/2018 to 12/31/2018	$24.88317	$23.97587	0
01/01/2019 to 12/31/2019	$23.97587	$31.13882	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.01029	$10.56815	6,313
01/01/2011 to 12/31/2011	$10.56815	$10.25660	3,198
01/01/2012 to 12/31/2012	$10.25660	$11.27751	4,001
01/01/2013 to 12/31/2013	$11.27751	$15.08966	543
01/01/2014 to 12/31/2014	$15.08966	$16.34435	2,982
01/01/2015 to 12/31/2015	$16.34435	$17.62051	1,493
01/01/2016 to 12/31/2016	$17.62051	$18.22131	481
01/01/2017 to 12/31/2017	$18.22131	$23.73545	1,064
01/01/2018 to 12/31/2018	$23.73545	$22.61973	369
01/01/2019 to 12/31/2019	$22.61973	$29.16208	1,012
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.34102	$12.44586	5,994
01/01/2011 to 12/31/2011	$12.44586	$11.80835	3,475
01/01/2012 to 12/31/2012	$11.80835	$14.23420	5,282
01/01/2013 to 12/31/2013	$14.23420	$17.79409	801
01/01/2014 to 12/31/2014	$17.79409	$18.06082	1,949
01/01/2015 to 12/31/2015	$18.06082	$17.43014	753
01/01/2016 to 12/31/2016	$17.43014	$18.28664	402
01/01/2017 to 12/31/2017	$18.28664	$22.18173	922
01/01/2018 to 12/31/2018	$22.18173	$19.64768	332
01/01/2019 to 12/31/2019	$19.64768	$25.00849	897

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29470	9,180
01/01/2013 to 12/31/2013	$10.29470	$11.99016	32,728
01/01/2014 to 12/31/2014	$11.99016	$12.34700	38,298
01/01/2015 to 12/31/2015	$12.34700	$11.94281	38,159
01/01/2016 to 12/31/2016	$11.94281	$12.20316	34,994
01/01/2017 to 12/31/2017	$12.20316	$13.92414	35,571
01/01/2018 to 12/31/2018	$13.92414	$12.50771	35,906
01/01/2019 to 12/31/2019	$12.50771	$15.03908	34,638
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.86031	$10.89230	2,578
01/01/2011 to 12/31/2011	$10.89230	$10.60519	1,149
01/01/2012 to 12/31/2012	$10.60519	$12.16130	824
01/01/2013 to 12/31/2013	$12.16130	$16.28339	102
01/01/2014 to 12/31/2014	$16.28339	$17.33759	0
01/01/2015 to 12/31/2015	$17.33759	$18.20849	0
01/01/2016 to 12/31/2016	$18.20849	$18.17571	0
01/01/2017 to 12/31/2017	$18.17571	$23.26981	0
01/01/2018 to 12/31/2018	$23.26981	$23.27850	0
01/01/2019 to 12/31/2019	$23.27850	$31.41340	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18113	0
01/01/2013 to 12/31/2013	$10.18113	$13.41252	0
01/01/2014 to 12/31/2014	$13.41252	$14.47891	0
01/01/2015 to 12/31/2015	$14.47891	$14.07852	0
01/01/2016 to 12/31/2016	$14.07852	$15.64359	0
01/01/2017 to 12/31/2017	$15.64359	$17.97957	0
01/01/2018 to 12/31/2018	$17.97957	$15.82035	0
01/01/2019 to 12/31/2019	$15.82035	$20.04232	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.44320	$13.42997	3,566
01/01/2011 to 12/31/2011	$13.42997	$12.76247	1,765
01/01/2012 to 12/31/2012	$12.76247	$14.95130	2,205
01/01/2013 to 12/31/2013	$14.95130	$19.35785	853
01/01/2014 to 12/31/2014	$19.35785	$21.14527	1,215
01/01/2015 to 12/31/2015	$21.14527	$19.53282	1,214
01/01/2016 to 12/31/2016	$19.53282	$19.44653	256
01/01/2017 to 12/31/2017	$19.44653	$24.20790	580
01/01/2018 to 12/31/2018	$24.20790	$22.67618	256
01/01/2019 to 12/31/2019	$22.67618	$28.90713	696
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.26118	$11.19660	7,339
01/01/2011 to 12/31/2011	$11.19660	$10.69416	3,534
01/01/2012 to 12/31/2012	$10.69416	$12.26785	4,723
01/01/2013 to 12/31/2013	$12.26785	$17.06311	823
01/01/2014 to 12/31/2014	$17.06311	$19.09368	1,701
01/01/2015 to 12/31/2015	$19.09368	$17.64669	691
01/01/2016 to 12/31/2016	$17.64669	$20.43551	377
01/01/2017 to 12/31/2017	$20.43551	$22.77639	862
01/01/2018 to 12/31/2018	$22.77639	$18.63739	300
01/01/2019 to 12/31/2019	$18.63739	$22.09020	819

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.07348	$10.86611	12,160
01/01/2011 to 12/31/2011	$10.86611	$8.48537	5,893
01/01/2012 to 12/31/2012	$8.48537	$9.80073	7,549
01/01/2013 to 12/31/2013	$9.80073	$9.62049	780
01/01/2014 to 12/31/2014	$9.62049	$8.98130	1,503
01/01/2015 to 12/31/2015	$8.98130	$7.32505	229
01/01/2016 to 12/31/2016	$7.32505	$8.06165	145
01/01/2017 to 12/31/2017	$8.06165	$9.97918	327
01/01/2018 to 12/31/2018	$9.97918	$8.40000	105
01/01/2019 to 12/31/2019	$8.40000	$9.32536	299
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.47389	$11.34306	4,580,661
01/01/2011 to 12/31/2011	$11.34306	$11.22072	4,313,035
01/01/2012 to 12/31/2012	$11.22072	$12.12964	4,239,413
01/01/2013 to 12/31/2013	$12.12964	$12.97458	3,706,704
01/01/2014 to 12/31/2014	$12.97458	$13.44166	3,362,133
01/01/2015 to 12/31/2015	$13.44166	$13.18401	2,834,890
01/01/2016 to 12/31/2016	$13.18401	$13.62692	2,487,117
01/01/2017 to 12/31/2017	$13.62692	$14.69944	2,259,914
01/01/2018 to 12/31/2018	$14.69944	$13.98660	2,056,875
01/01/2019 to 12/31/2019	$13.98660	$15.71814	1,780,969
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01821	$10.06345	0
01/01/2012 to 12/31/2012	$10.06345	$10.55681	0
01/01/2013 to 12/31/2013	$10.55681	$10.10047	0
01/01/2014 to 12/31/2014	$10.10047	$10.49223	0
01/01/2015 to 12/31/2015	$10.49223	$10.24893	0
01/01/2016 to 12/31/2016	$10.24893	$10.46115	0
01/01/2017 to 12/31/2017	$10.46115	$10.82756	0
01/01/2018 to 12/31/2018	$10.82756	$10.51745	0
01/01/2019 to 12/31/2019	$10.51745	$11.30590	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.16779	$9.52139	2,553,655
01/01/2011 to 12/31/2011	$9.52139	$8.74633	2,344,114
01/01/2012 to 12/31/2012	$8.74633	$9.67312	2,065,961
01/01/2013 to 12/31/2013	$9.67312	$11.08717	1,911,983
01/01/2014 to 12/31/2014	$11.08717	$11.85788	1,895,731
01/01/2015 to 12/31/2015	$11.85788	$11.54281	1,829,121
01/01/2016 to 12/31/2016	$11.54281	$12.44712	1,745,988
01/01/2017 to 12/31/2017	$12.44712	$14.15425	1,910,498
01/01/2018 to 12/31/2018	$14.15425	$12.80859	1,718,761
01/01/2019 to 12/31/2019	$12.80859	$14.95109	1,619,533
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.64391	0
01/01/2014 to 12/31/2014	$11.64391	$13.14256	0
01/01/2015 to 12/31/2015	$13.14256	$13.07086	0
01/01/2016 to 12/31/2016	$13.07086	$14.19239	0
01/01/2017 to 12/31/2017	$14.19239	$16.87775	0
01/01/2018 to 12/31/2018	$16.87775	$15.34662	0
01/01/2019 to 12/31/2019	$15.34662	$18.81702	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.18377	$9.22175	0
01/01/2011 to 12/31/2011	$9.22175	$9.34460	0
01/01/2012 to 12/31/2012	$9.34460	$10.87307	0
01/01/2013 to 12/31/2013	$10.87307	$14.10290	0
01/01/2014 to 12/31/2014	$14.10290	$16.19051	404
01/01/2015 to 12/31/2015	$16.19051	$16.34572	0
01/01/2016 to 12/31/2016	$16.34572	$18.38720	0
01/01/2017 to 12/31/2017	$18.38720	$22.01764	0
01/01/2018 to 12/31/2018	$22.01764	$19.79045	0
01/01/2019 to 12/31/2019	$19.79045	$24.12568	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99829	$8.87518	0
01/01/2012 to 12/31/2012	$8.87518	$9.83606	0
01/01/2013 to 12/31/2013	$9.83606	$11.79145	0
01/01/2014 to 12/31/2014	$11.79145	$12.29971	0
01/01/2015 to 12/31/2015	$12.29971	$12.06485	18,572
01/01/2016 to 12/31/2016	$12.06485	$12.56437	18,572
01/01/2017 to 12/31/2017	$12.56437	$14.54526	18,299
01/01/2018 to 12/31/2018	$14.54526	$13.31457	23,122
01/01/2019 to 12/31/2019	$13.31457	$15.80592	21,738
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.35819	$12.14893	1,009
01/01/2011 to 12/31/2011	$12.14893	$10.33909	921
01/01/2012 to 12/31/2012	$10.33909	$12.15880	1,258
01/01/2013 to 12/31/2013	$12.15880	$16.76899	564
01/01/2014 to 12/31/2014	$16.76899	$17.23549	1,139
01/01/2015 to 12/31/2015	$17.23549	$17.10622	522
01/01/2016 to 12/31/2016	$17.10622	$18.04513	284
01/01/2017 to 12/31/2017	$18.04513	$22.56927	644
01/01/2018 to 12/31/2018	$22.56927	$19.70562	282
01/01/2019 to 12/31/2019	$19.70562	$26.34157	769
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.66167	$11.57313	6,051
01/01/2011 to 12/31/2011	$11.57313	$11.22445	2,839
01/01/2012 to 12/31/2012	$11.22445	$12.33177	4,228
01/01/2013 to 12/31/2013	$12.33177	$16.32652	518
01/01/2014 to 12/31/2014	$16.32652	$16.60132	2,575
01/01/2015 to 12/31/2015	$16.60132	$16.38754	805
01/01/2016 to 12/31/2016	$16.38754	$17.98963	0
01/01/2017 to 12/31/2017	$17.98963	$21.83471	0
01/01/2018 to 12/31/2018	$21.83471	$19.58596	0
01/01/2019 to 12/31/2019	$19.58596	$24.96108	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.87372	$12.18462	2,149
01/01/2011 to 12/31/2011	$12.18462	$11.22104	1,037
01/01/2012 to 12/31/2012	$11.22104	$12.98572	1,353
01/01/2013 to 12/31/2013	$12.98572	$17.47572	299
01/01/2014 to 12/31/2014	$17.47572	$18.01797	563
01/01/2015 to 12/31/2015	$18.01797	$16.88678	265
01/01/2016 to 12/31/2016	$16.88678	$21.37056	148
01/01/2017 to 12/31/2017	$21.37056	$22.47005	338
01/01/2018 to 12/31/2018	$22.47005	$18.24768	183
01/01/2019 to 12/31/2019	$18.24768	$21.80057	485

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.44044	$11.40523	1,156,021
01/01/2011 to 12/31/2011	$11.40523	$11.39261	1,188,479
01/01/2012 to 12/31/2012	$11.39261	$12.66397	1,318,155
01/01/2013 to 12/31/2013	$12.66397	$14.49143	1,330,989
01/01/2014 to 12/31/2014	$14.49143	$15.02799	1,296,206
01/01/2015 to 12/31/2015	$15.02799	$14.72504	1,180,112
01/01/2016 to 12/31/2016	$14.72504	$15.51088	1,220,180
01/01/2017 to 12/31/2017	$15.51088	$17.53345	1,097,132
01/01/2018 to 12/31/2018	$17.53345	$16.25618	917,347
01/01/2019 to 12/31/2019	$16.25618	$19.24057	894,861
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.67446	$10.97370	9,869
01/01/2011 to 12/31/2011	$10.97370	$10.56605	4,154
01/01/2012 to 12/31/2012	$10.56605	$12.16792	5,520
01/01/2013 to 12/31/2013	$12.16792	$17.16472	1,714
01/01/2014 to 12/31/2014	$17.16472	$18.21468	1,022
01/01/2015 to 12/31/2015	$18.21468	$19.54971	528
01/01/2016 to 12/31/2016	$19.54971	$19.66524	291
01/01/2017 to 12/31/2017	$19.66524	$26.55954	686
01/01/2018 to 12/31/2018	$26.55954	$27.01596	0
01/01/2019 to 12/31/2019	$27.01596	$33.93011	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.97205	$9.88094	6,037
01/01/2011 to 12/31/2011	$9.88094	$9.63030	2,370
01/01/2012 to 12/31/2012	$9.63030	$10.69602	3,361
01/01/2013 to 12/31/2013	$10.69602	$14.10381	1,456
01/01/2014 to 12/31/2014	$14.10381	$14.02892	1,058
01/01/2015 to 12/31/2015	$14.02892	$12.90716	547
01/01/2016 to 12/31/2016	$12.90716	$13.41716	301
01/01/2017 to 12/31/2017	$13.41716	$15.31718	710
01/01/2018 to 12/31/2018	$15.31718	$13.54371	0
01/01/2019 to 12/31/2019	$13.54371	$16.71015	1,247
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.08863	$15.44154	6,147
01/01/2011 to 12/31/2011	$15.44154	$12.86799	3,008
01/01/2012 to 12/31/2012	$12.86799	$13.05869	3,885
01/01/2013 to 12/31/2013	$13.05869	$14.75729	21
01/01/2014 to 12/31/2014	$14.75729	$13.24514	93
01/01/2015 to 12/31/2015	$13.24514	$10.47492	7
01/01/2016 to 12/31/2016	$10.47492	$12.78553	0
01/01/2017 to 12/31/2017	$12.78553	$13.81395	0
01/01/2018 to 12/31/2018	$13.81395	$11.27526	0
01/01/2019 to 12/31/2019	$11.27526	$12.90594	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.04358	$11.43770	1,846
01/01/2011 to 12/31/2011	$11.43770	$11.66490	670
01/01/2012 to 12/31/2012	$11.66490	$12.02165	967
01/01/2013 to 12/31/2013	$12.02165	$11.33244	578
01/01/2014 to 12/31/2014	$11.33244	$11.16110	0
01/01/2015 to 12/31/2015	$11.16110	$10.42667	0
01/01/2016 to 12/31/2016	$10.42667	$10.65772	0
01/01/2017 to 12/31/2017	$10.65772	$10.65213	0
01/01/2018 to 12/31/2018	$10.65213	$10.64044	0
01/01/2019 to 12/31/2019	$10.64044	$10.58870	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.57597	$11.59338	1,232
01/01/2011 to 12/31/2011	$11.59338	$10.96336	666
01/01/2012 to 12/31/2012	$10.96336	$12.71430	768
01/01/2013 to 12/31/2013	$12.71430	$16.48947	0
01/01/2014 to 12/31/2014	$16.48947	$18.56790	0
01/01/2015 to 12/31/2015	$18.56790	$16.98403	0
01/01/2016 to 12/31/2016	$16.98403	$18.96366	0
01/01/2017 to 12/31/2017	$18.96366	$22.01657	0
01/01/2018 to 12/31/2018	$22.01657	$17.99794	0
01/01/2019 to 12/31/2019	$17.99794	$21.00258	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.63315	$9.69323	29,536
01/01/2011 to 12/31/2011	$9.69323	$9.16607	32,180
01/01/2012 to 12/31/2012	$9.16607	$9.96542	57,511
01/01/2013 to 12/31/2013	$9.96542	$11.76171	161,772
01/01/2014 to 12/31/2014	$11.76171	$12.15390	203,588
01/01/2015 to 12/31/2015	$12.15390	$11.82859	174,296
01/01/2016 to 12/31/2016	$11.82859	$12.34173	158,646
01/01/2017 to 12/31/2017	$12.34173	$13.73175	118,165
01/01/2018 to 12/31/2018	$13.73175	$12.77570	110,606
01/01/2019 to 12/31/2019	$12.77570	$15.08491	119,305
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.12450	$10.68951	3,382
01/01/2011 to 12/31/2011	$10.68951	$11.10080	1,868
01/01/2012 to 12/31/2012	$11.10080	$11.72585	2,135
01/01/2013 to 12/31/2013	$11.72585	$11.31310	780
01/01/2014 to 12/31/2014	$11.31310	$11.87791	1,308
01/01/2015 to 12/31/2015	$11.87791	$11.77748	573
01/01/2016 to 12/31/2016	$11.77748	$12.12977	131
01/01/2017 to 12/31/2017	$12.12977	$12.63040	295
01/01/2018 to 12/31/2018	$12.63040	$12.08915	156
01/01/2019 to 12/31/2019	$12.08915	$13.29698	477
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.10826	$10.46983	0
01/01/2011 to 12/31/2011	$10.46983	$10.96726	0
01/01/2012 to 12/31/2012	$10.96726	$11.90760	0
01/01/2013 to 12/31/2013	$11.90760	$14.98106	0
01/01/2014 to 12/31/2014	$14.98106	$16.17354	0
01/01/2015 to 12/31/2015	$16.17354	$16.50038	0
01/01/2016 to 12/31/2016	$16.50038	$16.73466	0
01/01/2017 to 12/31/2017	$16.73466	$18.85911	0
01/01/2018 to 12/31/2018	$18.85911	$15.73501	0
01/01/2019 to 12/31/2019	$15.73501	$19.50503	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.99671	$10.69651	0
01/01/2011 to 12/31/2011	$10.69651	$11.05307	0
01/01/2012 to 12/31/2012	$11.05307	$13.21772	0
01/01/2013 to 12/31/2013	$13.21772	$18.10741	0
01/01/2014 to 12/31/2014	$18.10741	$19.94475	0
01/01/2015 to 12/31/2015	$19.94475	$20.45054	0
01/01/2016 to 12/31/2016	$20.45054	$20.86931	0
01/01/2017 to 12/31/2017	$20.86931	$24.19577	0
01/01/2018 to 12/31/2018	$24.19577	$23.84118	0
01/01/2019 to 12/31/2019	$23.84118	$29.10434	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.92152	$6.43365	0
01/01/2011 to 12/31/2011	$6.43365	$5.42982	0
01/01/2012 to 12/31/2012	$5.42982	$6.63308	0
01/01/2013 to 12/31/2013	$6.63308	$8.58077	0
01/01/2014 to 12/31/2014	$8.58077	$9.48981	0
01/01/2015 to 12/31/2015	$9.48981	$9.15568	0
01/01/2016 to 12/31/2016	$9.15568	$10.34179	0
01/01/2017 to 12/31/2017	$10.34179	$11.97211	0
01/01/2018 to 12/31/2018	$11.97211	$10.50168	0
01/01/2019 to 12/31/2019	$10.50168	$13.39924	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.73373	$9.80468	644
01/01/2011 to 12/31/2011	$9.80468	$10.57454	270
01/01/2012 to 12/31/2012	$10.57454	$12.15913	0
01/01/2013 to 12/31/2013	$12.15913	$16.64400	0
01/01/2014 to 12/31/2014	$16.64400	$20.16511	0
01/01/2015 to 12/31/2015	$20.16511	$20.74242	0
01/01/2016 to 12/31/2016	$20.74242	$19.49335	0
01/01/2017 to 12/31/2017	$19.49335	$23.08748	0
01/01/2018 to 12/31/2018	$23.08748	$23.61286	0
01/01/2019 to 12/31/2019	$23.61286	$27.60708	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.38932	$8.95612	0
01/01/2011 to 12/31/2011	$8.95612	$8.61558	0
01/01/2012 to 12/31/2012	$8.61558	$9.77130	0
01/01/2013 to 12/31/2013	$9.77130	$13.22525	0
01/01/2014 to 12/31/2014	$13.22525	$13.67558	0
01/01/2015 to 12/31/2015	$13.67558	$12.93608	0
01/01/2016 to 12/31/2016	$12.93608	$14.89400	0
01/01/2017 to 12/31/2017	$14.89400	$17.85615	0
01/01/2018 to 12/31/2018	$17.85615	$15.25450	0
01/01/2019 to 12/31/2019	$15.25450	$19.49664	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.51005	$9.43387	0
01/01/2011 to 12/31/2011	$9.43387	$9.52935	0
01/01/2012 to 12/31/2012	$9.52935	$10.52001	0
01/01/2013 to 12/31/2013	$10.52001	$13.46336	0
01/01/2014 to 12/31/2014	$13.46336	$14.89119	0
01/01/2015 to 12/31/2015	$14.89119	$15.13284	0
01/01/2016 to 12/31/2016	$15.13284	$15.56568	0
01/01/2017 to 12/31/2017	$15.56568	$19.10254	0
01/01/2018 to 12/31/2018	$19.10254	$18.35949	0
01/01/2019 to 12/31/2019	$18.35949	$23.17682	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.31738	$8.09105	8,726
01/01/2011 to 12/31/2011	$8.09105	$7.82346	8,726
01/01/2012 to 12/31/2012	$7.82346	$8.84385	8,431
01/01/2013 to 12/31/2013	$8.84385	$11.25131	7,907
01/01/2014 to 12/31/2014	$11.25131	$12.17415	7,417
01/01/2015 to 12/31/2015	$12.17415	$11.35905	0
01/01/2016 to 12/31/2016	$11.35905	$12.84293	0
01/01/2017 to 12/31/2017	$12.84293	$14.26941	0
01/01/2018 to 12/31/2018	$14.26941	$12.48914	0
01/01/2019 to 12/31/2019	$12.48914	$15.87437	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.37491	$10.53374	0
01/01/2011 to 12/31/2011	$10.53374	$10.01888	0
01/01/2012 to 12/31/2012	$10.01888	$11.32177	0
01/01/2013 to 12/31/2013	$11.32177	$14.47394	0
01/01/2014 to 12/31/2014	$14.47394	$15.01137	0
01/01/2015 to 12/31/2015	$15.01137	$14.74424	0
01/01/2016 to 12/31/2016	$14.74424	$16.30121	0
01/01/2017 to 12/31/2017	$16.30121	$18.88979	0
01/01/2018 to 12/31/2018	$18.88979	$16.28318	0
01/01/2019 to 12/31/2019	$16.28318	$19.81454	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.26226	$9.74747	0
01/01/2011 to 12/31/2011	$9.74747	$9.17262	0
01/01/2012 to 12/31/2012	$9.17262	$10.47165	0
01/01/2013 to 12/31/2013	$10.47165	$13.55469	0
01/01/2014 to 12/31/2014	$13.55469	$14.62801	0
01/01/2015 to 12/31/2015	$14.62801	$13.14869	0
01/01/2016 to 12/31/2016	$13.14869	$16.01375	0
01/01/2017 to 12/31/2017	$16.01375	$17.34924	0
01/01/2018 to 12/31/2018	$17.34924	$14.73229	0
01/01/2019 to 12/31/2019	$14.73229	$17.90416	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.89260	$8.41782	0
01/01/2011 to 12/31/2011	$8.41782	$8.63656	0
01/01/2012 to 12/31/2012	$8.63656	$9.91107	0
01/01/2013 to 12/31/2013	$9.91107	$9.71611	0
01/01/2014 to 12/31/2014	$9.71611	$11.89704	0
01/01/2015 to 12/31/2015	$11.89704	$11.69009	0
01/01/2016 to 12/31/2016	$11.69009	$12.10574	0
01/01/2017 to 12/31/2017	$12.10574	$12.81187	0
01/01/2018 to 12/31/2018	$12.81187	$11.83208	0
01/01/2019 to 12/31/2019	$11.83208	$14.68973	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.39089	$10.33254	0
01/01/2011 to 12/31/2011	$10.33254	$10.24997	0
01/01/2012 to 12/31/2012	$10.24997	$11.29179	0
01/01/2013 to 12/31/2013	$11.29179	$15.53056	0
01/01/2014 to 12/31/2014	$15.53056	$15.54156	0
01/01/2015 to 12/31/2015	$15.54156	$15.40039	0
01/01/2016 to 12/31/2016	$15.40039	$18.13673	0
01/01/2017 to 12/31/2017	$18.13673	$20.06858	0
01/01/2018 to 12/31/2018	$20.06858	$18.52362	0
01/01/2019 to 12/31/2019	$18.52362	$21.61090	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.44181	$10.09576	0
01/01/2011 to 12/31/2011	$10.09576	$9.48274	0
01/01/2012 to 12/31/2012	$9.48274	$10.78788	0
01/01/2013 to 12/31/2013	$10.78788	$14.54699	0
01/01/2014 to 12/31/2014	$14.54699	$15.07615	0
01/01/2015 to 12/31/2015	$15.07615	$13.54361	0
01/01/2016 to 12/31/2016	$13.54361	$17.08318	0
01/01/2017 to 12/31/2017	$17.08318	$18.35771	0
01/01/2018 to 12/31/2018	$18.35771	$15.42212	0
01/01/2019 to 12/31/2019	$15.42212	$18.51331	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.61851	$8.63243	808
01/01/2011 to 12/31/2011	$8.63243	$8.61317	339
01/01/2012 to 12/31/2012	$8.61317	$9.82906	0
01/01/2013 to 12/31/2013	$9.82906	$10.78878	0
01/01/2014 to 12/31/2014	$10.78878	$10.62668	0
01/01/2015 to 12/31/2015	$10.62668	$10.56644	0
01/01/2016 to 12/31/2016	$10.56644	$12.59114	0
01/01/2017 to 12/31/2017	$12.59114	$12.07097	0
01/01/2018 to 12/31/2018	$12.07097	$10.03571	0
01/01/2019 to 12/31/2019	$10.03571	$11.28096	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.80329	$8.09752	1,635
01/01/2011 to 12/31/2011	$8.09752	$9.32008	1,119
01/01/2012 to 12/31/2012	$9.32008	$9.14088	1,017
01/01/2013 to 12/31/2013	$9.14088	$10.14482	0
01/01/2014 to 12/31/2014	$10.14482	$12.50810	0
01/01/2015 to 12/31/2015	$12.50810	$11.46643	0
01/01/2016 to 12/31/2016	$11.46643	$12.92455	0
01/01/2017 to 12/31/2017	$12.92455	$14.00626	0
01/01/2018 to 12/31/2018	$14.00626	$14.11225	0
01/01/2019 to 12/31/2019	$14.11225	$16.98381	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.47766	$10.37822	7,544,568
01/01/2011 to 12/31/2011	$10.37822	$9.88032	6,843,878
01/01/2012 to 12/31/2012	$9.88032	$10.87687	6,139,919
01/01/2013 to 12/31/2013	$10.87687	$11.69852	5,753,215
01/01/2014 to 12/31/2014	$11.69852	$11.87790	5,166,237
01/01/2015 to 12/31/2015	$11.87790	$11.24248	4,856,377
01/01/2016 to 12/31/2016	$11.24248	$11.69226	4,354,685
01/01/2017 to 12/31/2017	$11.69226	$12.87480	3,885,160
01/01/2018 to 12/31/2018	$12.87480	$11.56559	3,483,655
01/01/2019 to 12/31/2019	$11.56559	$13.12711	3,142,433
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.62915	$10.70809	2,131,338
01/01/2011 to 12/31/2011	$10.70809	$10.48454	2,058,340
01/01/2012 to 12/31/2012	$10.48454	$11.65298	1,940,847
01/01/2013 to 12/31/2013	$11.65298	$13.28346	1,866,714
01/01/2014 to 12/31/2014	$13.28346	$13.78454	1,747,809
01/01/2015 to 12/31/2015	$13.78454	$13.58938	1,779,764
01/01/2016 to 12/31/2016	$13.58938	$14.23548	1,675,249
01/01/2017 to 12/31/2017	$14.23548	$16.27973	1,393,573
01/01/2018 to 12/31/2018	$16.27973	$14.98237	1,281,267
01/01/2019 to 12/31/2019	$14.98237	$17.85572	1,161,382
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.83205	$9.66727	88,601
01/01/2011 to 12/31/2011	$9.66727	$9.28309	95,967
01/01/2012 to 12/31/2012	$9.28309	$10.01191	166,539
01/01/2013 to 12/31/2013	$10.01191	$11.00969	163,451
01/01/2014 to 12/31/2014	$11.00969	$11.32086	153,052
01/01/2015 to 12/31/2015	$11.32086	$11.05331	181,493
01/01/2016 to 12/31/2016	$11.05331	$11.33107	154,988
01/01/2017 to 12/31/2017	$11.33107	$12.88134	103,451
01/01/2018 to 12/31/2018	$12.88134	$11.60087	93,412
01/01/2019 to 12/31/2019	$11.60087	$13.39333	87,060
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71989	$10.67667	5,049,654
01/01/2011 to 12/31/2011	$10.67667	$10.31523	4,565,268
01/01/2012 to 12/31/2012	$10.31523	$11.34646	4,118,548
01/01/2013 to 12/31/2013	$11.34646	$13.05510	3,855,143
01/01/2014 to 12/31/2014	$13.05510	$13.60049	3,340,342
01/01/2015 to 12/31/2015	$13.60049	$13.36449	3,090,397
01/01/2016 to 12/31/2016	$13.36449	$13.89432	2,823,907
01/01/2017 to 12/31/2017	$13.89432	$15.61497	2,835,722
01/01/2018 to 12/31/2018	$15.61497	$14.51601	2,504,159
01/01/2019 to 12/31/2019	$14.51601	$16.95320	2,207,742

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99756	$9.13191	1,589,823
01/01/2012 to 12/31/2012	$9.13191	$9.99296	1,398,698
01/01/2013 to 12/31/2013	$9.99296	$10.83380	1,245,656
01/01/2014 to 12/31/2014	$10.83380	$11.11408	1,115,972
01/01/2015 to 12/31/2015	$11.11408	$10.54337	959,575
01/01/2016 to 12/31/2016	$10.54337	$11.02957	874,263
01/01/2017 to 12/31/2017	$11.02957	$12.14802	791,937
01/01/2018 to 12/31/2018	$12.14802	$11.25208	677,331
01/01/2019 to 12/31/2019	$11.25208	$12.94360	611,573
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.31653	$11.49897	0
01/01/2011 to 12/31/2011	$11.49897	$11.49917	0
01/01/2012 to 12/31/2012	$11.49917	$11.77377	0
01/01/2013 to 12/31/2013	$11.77377	$11.26437	0
01/01/2014 to 12/31/2014	$11.26437	$11.00598	0
01/01/2015 to 12/31/2015	$11.00598	$10.81574	0
01/01/2016 to 12/31/2016	$10.81574	$10.75124	0
01/01/2017 to 12/31/2017	$10.75124	$10.69420	0
01/01/2018 to 12/31/2018	$10.69420	$10.53559	0
01/01/2019 to 12/31/2019	$10.53559	$10.77975	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.84329	$12.47663	1,353
01/01/2011 to 12/31/2011	$12.47663	$12.59042	0
01/01/2012 to 12/31/2012	$12.59042	$13.46070	0
01/01/2013 to 12/31/2013	$13.46070	$12.92255	0
01/01/2014 to 12/31/2014	$12.92255	$13.17297	0
01/01/2015 to 12/31/2015	$13.17297	$12.61153	0
01/01/2016 to 12/31/2016	$12.61153	$12.85612	0
01/01/2017 to 12/31/2017	$12.85612	$13.12239	0
01/01/2018 to 12/31/2018	$13.12239	$12.74736	0
01/01/2019 to 12/31/2019	$12.74736	$13.61686	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.56715	$10.41967	0
01/01/2011 to 12/31/2011	$10.41967	$11.81852	0
01/01/2012 to 12/31/2012	$11.81852	$12.23524	0
01/01/2013 to 12/31/2013	$12.23524	$11.38790	0
01/01/2014 to 12/31/2014	$11.38790	$11.61219	0
01/01/2015 to 12/31/2015	$11.61219	$11.47826	0
01/01/2016 to 12/31/2016	$11.47826	$11.38857	0
01/01/2017 to 12/31/2017	$11.38857	$11.22342	0
01/01/2018 to 12/31/2018	$11.22342	$11.03740	0
01/01/2019 to 12/31/2019	$11.03740	$10.94610	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.24236	$10.10963	676
01/01/2011 to 12/31/2011	$10.10963	$11.73410	0
01/01/2012 to 12/31/2012	$11.73410	$12.20077	0
01/01/2013 to 12/31/2013	$12.20077	$11.15482	0
01/01/2014 to 12/31/2014	$11.15482	$11.58131	0
01/01/2015 to 12/31/2015	$11.58131	$11.49928	0
01/01/2016 to 12/31/2016	$11.49928	$11.46676	0
01/01/2017 to 12/31/2017	$11.46676	$11.31442	0
01/01/2018 to 12/31/2018	$11.31442	$11.09630	0
01/01/2019 to 12/31/2019	$11.09630	$11.23182	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96344	0
01/01/2011 to 12/31/2011	$10.96344	$12.89923	5,764
01/01/2012 to 12/31/2012	$12.89923	$13.47203	4,087
01/01/2013 to 12/31/2013	$13.47203	$12.25318	0
01/01/2014 to 12/31/2014	$12.25318	$12.90403	0
01/01/2015 to 12/31/2015	$12.90403	$12.84514	0
01/01/2016 to 12/31/2016	$12.84514	$12.81854	0
01/01/2017 to 12/31/2017	$12.81854	$12.73526	0
01/01/2018 to 12/31/2018	$12.73526	$12.46191	0
01/01/2019 to 12/31/2019	$12.46191	$12.80539	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97169	0
01/01/2012 to 12/31/2012	$11.97169	$12.39242	3,035
01/01/2013 to 12/31/2013	$12.39242	$10.93851	0
01/01/2014 to 12/31/2014	$10.93851	$11.80707	0
01/01/2015 to 12/31/2015	$11.80707	$11.78935	0
01/01/2016 to 12/31/2016	$11.78935	$11.74108	0
01/01/2017 to 12/31/2017	$11.74108	$11.66344	0
01/01/2018 to 12/31/2018	$11.66344	$11.38853	0
01/01/2019 to 12/31/2019	$11.38853	$11.79410	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99757	$10.35646	0
01/01/2013 to 12/31/2013	$10.35646	$9.09549	17,033
01/01/2014 to 12/31/2014	$9.09549	$10.01785	9,956
01/01/2015 to 12/31/2015	$10.01785	$10.06263	0
01/01/2016 to 12/31/2016	$10.06263	$10.02975	0
01/01/2017 to 12/31/2017	$10.02975	$9.97587	0
01/01/2018 to 12/31/2018	$9.97587	$9.72957	0
01/01/2019 to 12/31/2019	$9.72957	$10.13478	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71387	0
01/01/2014 to 12/31/2014	$8.71387	$9.76561	0
01/01/2015 to 12/31/2015	$9.76561	$9.82198	0
01/01/2016 to 12/31/2016	$9.82198	$9.78934	0
01/01/2017 to 12/31/2017	$9.78934	$9.73558	0
01/01/2018 to 12/31/2018	$9.73558	$9.45890	0
01/01/2019 to 12/31/2019	$9.45890	$9.98669	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25691	0
01/01/2015 to 12/31/2015	$11.25691	$11.22918	12,685
01/01/2016 to 12/31/2016	$11.22918	$11.25394	0
01/01/2017 to 12/31/2017	$11.25394	$11.20832	0
01/01/2018 to 12/31/2018	$11.20832	$10.87973	0
01/01/2019 to 12/31/2019	$10.87973	$11.56788	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89735	0
01/01/2016 to 12/31/2016	$9.89735	$9.88100	14,398
01/01/2017 to 12/31/2017	$9.88100	$9.89803	13,696
01/01/2018 to 12/31/2018	$9.89803	$9.57835	15,316
01/01/2019 to 12/31/2019	$9.57835	$10.30705	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99757	$9.83922	3,614
01/01/2017 to 12/31/2017	$9.83922	$9.88152	2,744
01/01/2018 to 12/31/2018	$9.88152	$9.54120	3,705
01/01/2019 to 12/31/2019	$9.54120	$10.32856	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99756	$9.99571	0
01/01/2018 to 12/31/2018	$9.99571	$9.57369	0
01/01/2019 to 12/31/2019	$9.57369	$10.44813	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99756	$9.62227	0
01/01/2019 to 12/31/2019	$9.62227	$10.56780	3,437
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99878	$11.18839	2,063
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.30688	$10.31961	10,433,364
01/01/2011 to 12/31/2011	$10.31961	$9.84787	9,803,171
01/01/2012 to 12/31/2012	$9.84787	$10.95243	9,098,455
01/01/2013 to 12/31/2013	$10.95243	$13.14089	8,699,441
01/01/2014 to 12/31/2014	$13.14089	$13.75064	8,097,018
01/01/2015 to 12/31/2015	$13.75064	$13.51979	7,460,043
01/01/2016 to 12/31/2016	$13.51979	$14.12690	7,026,633
01/01/2017 to 12/31/2017	$14.12690	$16.28871	6,228,043
01/01/2018 to 12/31/2018	$16.28871	$14.93785	5,721,442
01/01/2019 to 12/31/2019	$14.93785	$17.85942	5,306,085
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60723	0
01/01/2014 to 12/31/2014	$11.60723	$12.89672	0
01/01/2015 to 12/31/2015	$12.89672	$12.16238	0
01/01/2016 to 12/31/2016	$12.16238	$13.66703	0
01/01/2017 to 12/31/2017	$13.66703	$15.82715	0
01/01/2018 to 12/31/2018	$15.82715	$14.73941	0
01/01/2019 to 12/31/2019	$14.73941	$18.88823	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05684	$9.47128	0
01/01/2011 to 12/31/2011	$9.47128	$8.79636	0
01/01/2012 to 12/31/2012	$8.79636	$10.90830	0
01/01/2013 to 12/31/2013	$10.90830	$11.13207	0
01/01/2014 to 12/31/2014	$11.13207	$12.40303	0
01/01/2015 to 12/31/2015	$12.40303	$12.11920	0
01/01/2016 to 12/31/2016	$12.11920	$11.95926	0
01/01/2017 to 12/31/2017	$11.95926	$12.97009	0
01/01/2018 to 12/31/2018	$12.97009	$12.08573	0
01/01/2019 to 12/31/2019	$12.08573	$14.78967	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.26325	$12.91748	0
01/01/2011 to 12/31/2011	$12.91748	$13.46633	0
01/01/2012 to 12/31/2012	$13.46633	$15.19077	0
01/01/2013 to 12/31/2013	$15.19077	$15.32188	0
01/01/2014 to 12/31/2014	$15.32188	$19.61723	0
01/01/2015 to 12/31/2015	$19.61723	$20.11499	0
01/01/2016 to 12/31/2016	$20.11499	$20.62073	0
01/01/2017 to 12/31/2017	$20.62073	$21.42776	0
01/01/2018 to 12/31/2018	$21.42776	$19.95725	0
01/01/2019 to 12/31/2019	$19.95725	$25.61102	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.67826	$9.70641	1,465,024
01/01/2011 to 12/31/2011	$9.70641	$9.35035	1,359,077
01/01/2012 to 12/31/2012	$9.35035	$10.11678	1,400,860
01/01/2013 to 12/31/2013	$10.11678	$11.35451	1,364,211
01/01/2014 to 12/31/2014	$11.35451	$11.45456	1,213,540
01/01/2015 to 12/31/2015	$11.45456	$11.31348	1,154,661
01/01/2016 to 12/31/2016	$11.31348	$11.53567	1,040,776
01/01/2017 to 12/31/2017	$11.53567	$13.14088	872,621
01/01/2018 to 12/31/2018	$13.14088	$11.85488	764,300
01/01/2019 to 12/31/2019	$11.85488	$13.91287	713,774
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.15528	$9.99239	89,731
01/01/2011 to 12/31/2011	$9.99239	$9.72331	81,041
01/01/2012 to 12/31/2012	$9.72331	$10.47221	107,460
01/01/2013 to 12/31/2013	$10.47221	$11.24773	114,444
01/01/2014 to 12/31/2014	$11.24773	$11.44479	111,090
01/01/2015 to 12/31/2015	$11.44479	$11.09118	87,284
01/01/2016 to 12/31/2016	$11.09118	$11.41780	82,084
01/01/2017 to 12/31/2017	$11.41780	$12.53886	66,104
01/01/2018 to 12/31/2018	$12.53886	$11.39593	59,827
01/01/2019 to 12/31/2019	$11.39593	$12.93089	53,278
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.45304	$11.71980	0
01/01/2011 to 12/31/2011	$11.71980	$11.61152	0
01/01/2012 to 12/31/2012	$11.61152	$13.13736	0
01/01/2013 to 12/31/2013	$13.13736	$17.83518	0
01/01/2014 to 12/31/2014	$17.83518	$18.69829	0
01/01/2015 to 12/31/2015	$18.69829	$17.28206	0
01/01/2016 to 12/31/2016	$17.28206	$21.01208	0
01/01/2017 to 12/31/2017	$21.01208	$23.05563	0
01/01/2018 to 12/31/2018	$23.05563	$19.37438	0
01/01/2019 to 12/31/2019	$19.37438	$23.23724	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.25552	$10.03229	0
01/01/2011 to 12/31/2011	$10.03229	$9.81415	0
01/01/2012 to 12/31/2012	$9.81415	$9.59827	0
01/01/2013 to 12/31/2013	$9.59827	$9.38716	0
01/01/2014 to 12/31/2014	$9.38716	$9.18065	0
01/01/2015 to 12/31/2015	$9.18065	$8.97854	0
01/01/2016 to 12/31/2016	$8.97854	$8.78150	1,084
01/01/2017 to 12/31/2017	$8.78150	$8.61811	847
01/01/2018 to 12/31/2018	$8.61811	$8.53698	840
01/01/2019 to 12/31/2019	$8.53698	$8.49029	0
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.24484	$11.37212	0
01/01/2011 to 12/31/2011	$11.37212	$11.47527	0
01/01/2012 to 12/31/2012	$11.47527	$12.77941	0
01/01/2013 to 12/31/2013	$12.77941	$13.39553	0
01/01/2014 to 12/31/2014	$13.39553	$13.43582	0
01/01/2015 to 12/31/2015	$13.43582	$12.67187	0
01/01/2016 to 12/31/2016	$12.67187	$14.30182	0
01/01/2017 to 12/31/2017	$14.30182	$15.03305	0
01/01/2018 to 12/31/2018	$15.03305	$14.40842	0
01/01/2019 to 12/31/2019	$14.40842	$16.24737	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.71877	$8.54237	0
01/01/2011 to 12/31/2011	$8.54237	$8.00512	0
01/01/2012 to 12/31/2012	$8.00512	$9.15076	0
01/01/2013 to 12/31/2013	$9.15076	$12.51678	0
01/01/2014 to 12/31/2014	$12.51678	$13.92415	0
01/01/2015 to 12/31/2015	$13.92415	$12.55060	0
01/01/2016 to 12/31/2016	$12.55060	$14.71606	0
01/01/2017 to 12/31/2017	$14.71606	$17.15566	0
01/01/2018 to 12/31/2018	$17.15566	$14.40179	0
01/01/2019 to 12/31/2019	$14.40179	$18.24329	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.92187	$8.87097	0
01/01/2011 to 12/31/2011	$8.87097	$7.55472	0
01/01/2012 to 12/31/2012	$7.55472	$8.89293	0
01/01/2013 to 12/31/2013	$8.89293	$10.35465	0
01/01/2014 to 12/31/2014	$10.35465	$9.56727	0
01/01/2015 to 12/31/2015	$9.56727	$9.65127	0
01/01/2016 to 12/31/2016	$9.65127	$9.08277	0
01/01/2017 to 12/31/2017	$9.08277	$12.03054	0
01/01/2018 to 12/31/2018	$12.03054	$10.19599	0
01/01/2019 to 12/31/2019	$10.19599	$13.17366	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.71894	$9.47217	0
01/01/2011 to 12/31/2011	$9.47217	$8.10141	0
01/01/2012 to 12/31/2012	$8.10141	$9.24419	0
01/01/2013 to 12/31/2013	$9.24419	$10.80070	0
01/01/2014 to 12/31/2014	$10.80070	$9.85484	0
01/01/2015 to 12/31/2015	$9.85484	$9.71668	0
01/01/2016 to 12/31/2016	$9.71668	$9.55849	0
01/01/2017 to 12/31/2017	$9.55849	$11.48141	0
01/01/2018 to 12/31/2018	$11.48141	$9.41561	0
01/01/2019 to 12/31/2019	$9.41561	$11.05215	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.81140	$9.80827	37,937
01/01/2011 to 12/31/2011	$9.80827	$9.53814	19,602
01/01/2012 to 12/31/2012	$9.53814	$10.59496	55,493
01/01/2013 to 12/31/2013	$10.59496	$12.04899	36,506
01/01/2014 to 12/31/2014	$12.04899	$12.53374	34,526
01/01/2015 to 12/31/2015	$12.53374	$12.12952	47,365
01/01/2016 to 12/31/2016	$12.12952	$12.48210	44,943
01/01/2017 to 12/31/2017	$12.48210	$14.27811	44,043
01/01/2018 to 12/31/2018	$14.27811	$12.93291	43,084
01/01/2019 to 12/31/2019	$12.93291	$15.10597	39,019
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.38229	$10.88206	0
01/01/2011 to 12/31/2011	$10.88206	$9.66899	0
01/01/2012 to 12/31/2012	$9.66899	$11.52759	0
01/01/2013 to 12/31/2013	$11.52759	$13.00571	0
01/01/2014 to 12/31/2014	$13.00571	$11.90982	0
01/01/2015 to 12/31/2015	$11.90982	$11.32213	0
01/01/2016 to 12/31/2016	$11.32213	$11.28748	0
01/01/2017 to 12/31/2017	$11.28748	$14.31113	0
01/01/2018 to 12/31/2018	$14.31113	$11.54968	0
01/01/2019 to 12/31/2019	$11.54968	$14.37056	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.01602	$11.56220	376,904
01/01/2011 to 12/31/2011	$11.56220	$11.33459	367,461
01/01/2012 to 12/31/2012	$11.33459	$12.27304	545,336
01/01/2013 to 12/31/2013	$12.27304	$13.32716	527,059
01/01/2014 to 12/31/2014	$13.32716	$13.74406	446,654
01/01/2015 to 12/31/2015	$13.74406	$13.41700	336,286
01/01/2016 to 12/31/2016	$13.41700	$13.62609	258,882
01/01/2017 to 12/31/2017	$13.62609	$14.94525	213,161
01/01/2018 to 12/31/2018	$14.94525	$13.86539	158,874
01/01/2019 to 12/31/2019	$13.86539	$15.54132	147,177
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28302	$11.19487	0
01/01/2011 to 12/31/2011	$11.19487	$11.02146	0
01/01/2012 to 12/31/2012	$11.02146	$12.41541	0
01/01/2013 to 12/31/2013	$12.41541	$16.57359	0
01/01/2014 to 12/31/2014	$16.57359	$17.74935	0
01/01/2015 to 12/31/2015	$17.74935	$19.20481	0
01/01/2016 to 12/31/2016	$19.20481	$18.50805	0
01/01/2017 to 12/31/2017	$18.50805	$24.58788	0
01/01/2018 to 12/31/2018	$24.58788	$23.65644	0
01/01/2019 to 12/31/2019	$23.65644	$30.67882	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.94686	$10.47834	0
01/01/2011 to 12/31/2011	$10.47834	$10.15451	0
01/01/2012 to 12/31/2012	$10.15451	$11.14880	0
01/01/2013 to 12/31/2013	$11.14880	$14.89547	0
01/01/2014 to 12/31/2014	$14.89547	$16.11043	0
01/01/2015 to 12/31/2015	$16.11043	$17.34281	0
01/01/2016 to 12/31/2016	$17.34281	$17.90794	0
01/01/2017 to 12/31/2017	$17.90794	$23.29311	0
01/01/2018 to 12/31/2018	$23.29311	$22.16537	0
01/01/2019 to 12/31/2019	$22.16537	$28.53446	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.26126	$12.34035	0
01/01/2011 to 12/31/2011	$12.34035	$11.69116	0
01/01/2012 to 12/31/2012	$11.69116	$14.07213	0
01/01/2013 to 12/31/2013	$14.07213	$17.56575	0
01/01/2014 to 12/31/2014	$17.56575	$17.80286	0
01/01/2015 to 12/31/2015	$17.80286	$17.15596	0
01/01/2016 to 12/31/2016	$17.15596	$17.97257	0
01/01/2017 to 12/31/2017	$17.97257	$21.76883	0
01/01/2018 to 12/31/2018	$21.76883	$19.25350	0
01/01/2019 to 12/31/2019	$19.25350	$24.47075	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.28444	0
01/01/2013 to 12/31/2013	$10.28444	$11.96070	18,289
01/01/2014 to 12/31/2014	$11.96070	$12.29863	15,392
01/01/2015 to 12/31/2015	$12.29863	$11.87859	8,453
01/01/2016 to 12/31/2016	$11.87859	$12.11994	7,821
01/01/2017 to 12/31/2017	$12.11994	$13.80892	9,754
01/01/2018 to 12/31/2018	$13.80892	$12.38586	8,947
01/01/2019 to 12/31/2019	$12.38586	$14.87074	12,503

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.79086	$10.79966	0
01/01/2011 to 12/31/2011	$10.79966	$10.49959	0
01/01/2012 to 12/31/2012	$10.49959	$12.02243	0
01/01/2013 to 12/31/2013	$12.02243	$16.07390	0
01/01/2014 to 12/31/2014	$16.07390	$17.08945	0
01/01/2015 to 12/31/2015	$17.08945	$17.92160	0
01/01/2016 to 12/31/2016	$17.92160	$17.86309	0
01/01/2017 to 12/31/2017	$17.86309	$22.83614	0
01/01/2018 to 12/31/2018	$22.83614	$22.81087	0
01/01/2019 to 12/31/2019	$22.81087	$30.73723	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99818	$10.17554	0
01/01/2013 to 12/31/2013	$10.17554	$13.38557	0
01/01/2014 to 12/31/2014	$13.38557	$14.42863	0
01/01/2015 to 12/31/2015	$14.42863	$14.00902	0
01/01/2016 to 12/31/2016	$14.00902	$15.54366	0
01/01/2017 to 12/31/2017	$15.54366	$17.83863	0
01/01/2018 to 12/31/2018	$17.83863	$15.67329	0
01/01/2019 to 12/31/2019	$15.67329	$19.82690	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.36264	$13.31590	0
01/01/2011 to 12/31/2011	$13.31590	$12.63558	0
01/01/2012 to 12/31/2012	$12.63558	$14.78088	0
01/01/2013 to 12/31/2013	$14.78088	$19.10921	0
01/01/2014 to 12/31/2014	$19.10921	$20.84303	0
01/01/2015 to 12/31/2015	$20.84303	$19.22533	0
01/01/2016 to 12/31/2016	$19.22533	$19.11237	0
01/01/2017 to 12/31/2017	$19.11237	$23.75704	0
01/01/2018 to 12/31/2018	$23.75704	$22.22094	0
01/01/2019 to 12/31/2019	$22.22094	$28.28527	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.19594	$11.10141	0
01/01/2011 to 12/31/2011	$11.10141	$10.58780	0
01/01/2012 to 12/31/2012	$10.58780	$12.12804	0
01/01/2013 to 12/31/2013	$12.12804	$16.84393	0
01/01/2014 to 12/31/2014	$16.84393	$18.82076	0
01/01/2015 to 12/31/2015	$18.82076	$17.36897	0
01/01/2016 to 12/31/2016	$17.36897	$20.08442	0
01/01/2017 to 12/31/2017	$20.08442	$22.35221	0
01/01/2018 to 12/31/2018	$22.35221	$18.26333	0
01/01/2019 to 12/31/2019	$18.26333	$21.61496	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.05407	$10.82692	0
01/01/2011 to 12/31/2011	$10.82692	$8.44241	0
01/01/2012 to 12/31/2012	$8.44241	$9.73673	0
01/01/2013 to 12/31/2013	$9.73673	$9.54367	0
01/01/2014 to 12/31/2014	$9.54367	$8.89652	0
01/01/2015 to 12/31/2015	$8.89652	$7.24532	0
01/01/2016 to 12/31/2016	$7.24532	$7.96223	0
01/01/2017 to 12/31/2017	$7.96223	$9.84165	0
01/01/2018 to 12/31/2018	$9.84165	$8.27197	0
01/01/2019 to 12/31/2019	$8.27197	$9.16988	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.41144	$11.25882	2,956,420
01/01/2011 to 12/31/2011	$11.25882	$11.12122	2,743,932
01/01/2012 to 12/31/2012	$11.12122	$12.00437	2,824,903
01/01/2013 to 12/31/2013	$12.00437	$12.82173	2,616,705
01/01/2014 to 12/31/2014	$12.82173	$13.26380	2,326,101
01/01/2015 to 12/31/2015	$13.26380	$12.99049	1,941,414
01/01/2016 to 12/31/2016	$12.99049	$13.40721	1,953,222
01/01/2017 to 12/31/2017	$13.40721	$14.44138	1,811,229
01/01/2018 to 12/31/2018	$14.44138	$13.72078	1,623,899
01/01/2019 to 12/31/2019	$13.72078	$15.39680	1,356,545
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06089	0
01/01/2012 to 12/31/2012	$10.06089	$10.53869	0
01/01/2013 to 12/31/2013	$10.53869	$10.06837	0
01/01/2014 to 12/31/2014	$10.06837	$10.44364	0
01/01/2015 to 12/31/2015	$10.44364	$10.18642	0
01/01/2016 to 12/31/2016	$10.18642	$10.38211	226
01/01/2017 to 12/31/2017	$10.38211	$10.73017	170
01/01/2018 to 12/31/2018	$10.73017	$10.40742	176
01/01/2019 to 12/31/2019	$10.40742	$11.17129	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.12252	$9.45472	2,557,617
01/01/2011 to 12/31/2011	$9.45472	$8.67232	2,442,153
01/01/2012 to 12/31/2012	$8.67232	$9.57690	2,190,385
01/01/2013 to 12/31/2013	$9.57690	$10.96089	2,086,482
01/01/2014 to 12/31/2014	$10.96089	$11.70562	1,964,518
01/01/2015 to 12/31/2015	$11.70562	$11.37781	1,914,474
01/01/2016 to 12/31/2016	$11.37781	$12.25119	1,852,161
01/01/2017 to 12/31/2017	$12.25119	$13.91107	1,858,154
01/01/2018 to 12/31/2018	$13.91107	$12.56986	1,741,490
01/01/2019 to 12/31/2019	$12.56986	$14.65094	1,551,871
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.12604	$9.14329	0
01/01/2011 to 12/31/2011	$9.14329	$9.25157	0
01/01/2012 to 12/31/2012	$9.25157	$10.74903	0
01/01/2013 to 12/31/2013	$10.74903	$13.92157	0
01/01/2014 to 12/31/2014	$13.92157	$15.95887	0
01/01/2015 to 12/31/2015	$15.95887	$16.08820	0
01/01/2016 to 12/31/2016	$16.08820	$18.07098	0
01/01/2017 to 12/31/2017	$18.07098	$21.60711	0
01/01/2018 to 12/31/2018	$21.60711	$19.39282	0
01/01/2019 to 12/31/2019	$19.39282	$23.60631	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86648	0
01/01/2012 to 12/31/2012	$8.86648	$9.81199	0
01/01/2013 to 12/31/2013	$9.81199	$11.74541	3,084
01/01/2014 to 12/31/2014	$11.74541	$12.23364	5,004
01/01/2015 to 12/31/2015	$12.23364	$11.98233	9,337
01/01/2016 to 12/31/2016	$11.98233	$12.46009	8,579
01/01/2017 to 12/31/2017	$12.46009	$14.40340	21,917
01/01/2018 to 12/31/2018	$14.40340	$13.16521	22,126
01/01/2019 to 12/31/2019	$13.16521	$15.60572	15,583

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.29215	$12.04549	0
01/01/2011 to 12/31/2011	$12.04549	$10.23600	0
01/01/2012 to 12/31/2012	$10.23600	$12.01985	0
01/01/2013 to 12/31/2013	$12.01985	$16.55303	0
01/01/2014 to 12/31/2014	$16.55303	$16.98854	0
01/01/2015 to 12/31/2015	$16.98854	$16.83642	0
01/01/2016 to 12/31/2016	$16.83642	$17.73452	0
01/01/2017 to 12/31/2017	$17.73452	$22.14839	0
01/01/2018 to 12/31/2018	$22.14839	$19.30962	0
01/01/2019 to 12/31/2019	$19.30962	$25.77434	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.61513	$11.49409	0
01/01/2011 to 12/31/2011	$11.49409	$11.13148	0
01/01/2012 to 12/31/2012	$11.13148	$12.21161	0
01/01/2013 to 12/31/2013	$12.21161	$16.14369	0
01/01/2014 to 12/31/2014	$16.14369	$16.39138	0
01/01/2015 to 12/31/2015	$16.39138	$16.15661	0
01/01/2016 to 12/31/2016	$16.15661	$17.71016	0
01/01/2017 to 12/31/2017	$17.71016	$21.46414	0
01/01/2018 to 12/31/2018	$21.46414	$19.22515	0
01/01/2019 to 12/31/2019	$19.22515	$24.46545	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.80392	$12.08066	0
01/01/2011 to 12/31/2011	$12.08066	$11.10904	0
01/01/2012 to 12/31/2012	$11.10904	$12.83722	0
01/01/2013 to 12/31/2013	$12.83722	$17.25050	0
01/01/2014 to 12/31/2014	$17.25050	$17.75965	0
01/01/2015 to 12/31/2015	$17.75965	$16.62018	0
01/01/2016 to 12/31/2016	$16.62018	$21.00249	0
01/01/2017 to 12/31/2017	$21.00249	$22.05076	0
01/01/2018 to 12/31/2018	$22.05076	$17.88078	0
01/01/2019 to 12/31/2019	$17.88078	$21.33096	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.36705	$11.30851	861,448
01/01/2011 to 12/31/2011	$11.30851	$11.27944	828,168
01/01/2012 to 12/31/2012	$11.27944	$12.51966	805,114
01/01/2013 to 12/31/2013	$12.51966	$14.30533	864,271
01/01/2014 to 12/31/2014	$14.30533	$14.81310	892,322
01/01/2015 to 12/31/2015	$14.81310	$14.49314	910,758
01/01/2016 to 12/31/2016	$14.49314	$15.24435	846,539
01/01/2017 to 12/31/2017	$15.24435	$17.20697	716,426
01/01/2018 to 12/31/2018	$17.20697	$15.92989	636,937
01/01/2019 to 12/31/2019	$15.92989	$18.82674	630,082
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.62234	$10.89854	0
01/01/2011 to 12/31/2011	$10.89854	$10.47838	0
01/01/2012 to 12/31/2012	$10.47838	$12.04928	0
01/01/2013 to 12/31/2013	$12.04928	$16.97245	0
01/01/2014 to 12/31/2014	$16.97245	$17.98424	0
01/01/2015 to 12/31/2015	$17.98424	$19.27402	0
01/01/2016 to 12/31/2016	$19.27402	$19.35951	0
01/01/2017 to 12/31/2017	$19.35951	$26.10838	0
01/01/2018 to 12/31/2018	$26.10838	$26.51780	0
01/01/2019 to 12/31/2019	$26.51780	$33.25559	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.90897	$9.79708	0
01/01/2011 to 12/31/2011	$9.79708	$9.53469	0
01/01/2012 to 12/31/2012	$9.53469	$10.57417	0
01/01/2013 to 12/31/2013	$10.57417	$13.92281	0
01/01/2014 to 12/31/2014	$13.92281	$13.82856	0
01/01/2015 to 12/31/2015	$13.82856	$12.70406	0
01/01/2016 to 12/31/2016	$12.70406	$13.18650	0
01/01/2017 to 12/31/2017	$13.18650	$15.03201	0
01/01/2018 to 12/31/2018	$15.03201	$13.27197	0
01/01/2019 to 12/31/2019	$13.27197	$16.35087	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.99675	$15.31064	0
01/01/2011 to 12/31/2011	$15.31064	$12.74029	0
01/01/2012 to 12/31/2012	$12.74029	$12.91003	0
01/01/2013 to 12/31/2013	$12.91003	$14.56784	0
01/01/2014 to 12/31/2014	$14.56784	$13.05591	0
01/01/2015 to 12/31/2015	$13.05591	$10.31008	0
01/01/2016 to 12/31/2016	$10.31008	$12.56588	0
01/01/2017 to 12/31/2017	$12.56588	$13.55679	0
01/01/2018 to 12/31/2018	$13.55679	$11.04905	0
01/01/2019 to 12/31/2019	$11.04905	$12.62848	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.96586	$11.34046	0
01/01/2011 to 12/31/2011	$11.34046	$11.54872	0
01/01/2012 to 12/31/2012	$11.54872	$11.88441	0
01/01/2013 to 12/31/2013	$11.88441	$11.18657	0
01/01/2014 to 12/31/2014	$11.18657	$11.00133	0
01/01/2015 to 12/31/2015	$11.00133	$10.26238	0
01/01/2016 to 12/31/2016	$10.26238	$10.47441	0
01/01/2017 to 12/31/2017	$10.47441	$10.45361	0
01/01/2018 to 12/31/2018	$10.45361	$10.42666	0
01/01/2019 to 12/31/2019	$10.42666	$10.36074	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.50836	$11.49463	0
01/01/2011 to 12/31/2011	$11.49463	$10.85406	0
01/01/2012 to 12/31/2012	$10.85406	$12.56906	0
01/01/2013 to 12/31/2013	$12.56906	$16.27725	0
01/01/2014 to 12/31/2014	$16.27725	$18.30203	0
01/01/2015 to 12/31/2015	$18.30203	$16.71631	0
01/01/2016 to 12/31/2016	$16.71631	$18.63749	0
01/01/2017 to 12/31/2017	$18.63749	$21.60625	0
01/01/2018 to 12/31/2018	$21.60625	$17.63639	0
01/01/2019 to 12/31/2019	$17.63639	$20.55055	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.58160	$9.62121	0
01/01/2011 to 12/31/2011	$9.62121	$9.08459	2,223
01/01/2012 to 12/31/2012	$9.08459	$9.86225	4,081
01/01/2013 to 12/31/2013	$9.86225	$11.62287	59,005
01/01/2014 to 12/31/2014	$11.62287	$11.99269	68,303
01/01/2015 to 12/31/2015	$11.99269	$11.65454	58,068
01/01/2016 to 12/31/2016	$11.65454	$12.14240	58,035
01/01/2017 to 12/31/2017	$12.14240	$13.49029	54,898
01/01/2018 to 12/31/2018	$13.49029	$12.53257	52,487
01/01/2019 to 12/31/2019	$12.53257	$14.77620	50,654

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.09286	$10.64051	0
01/01/2011 to 12/31/2011	$10.64051	$11.03361	0
01/01/2012 to 12/31/2012	$11.03361	$11.63787	0
01/01/2013 to 12/31/2013	$11.63787	$11.21185	0
01/01/2014 to 12/31/2014	$11.21185	$11.75439	0
01/01/2015 to 12/31/2015	$11.75439	$11.63783	0
01/01/2016 to 12/31/2016	$11.63783	$11.96851	0
01/01/2017 to 12/31/2017	$11.96851	$12.44419	0
01/01/2018 to 12/31/2018	$12.44419	$11.89335	0
01/01/2019 to 12/31/2019	$11.89335	$13.06249	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.08601	$10.42895	0
01/01/2011 to 12/31/2011	$10.42895	$10.90842	0
01/01/2012 to 12/31/2012	$10.90842	$11.82635	0
01/01/2013 to 12/31/2013	$11.82635	$14.85707	0
01/01/2014 to 12/31/2014	$14.85707	$16.01623	0
01/01/2015 to 12/31/2015	$16.01623	$16.31591	0
01/01/2016 to 12/31/2016	$16.31591	$16.52321	0
01/01/2017 to 12/31/2017	$16.52321	$18.59363	0
01/01/2018 to 12/31/2018	$18.59363	$15.49055	0
01/01/2019 to 12/31/2019	$15.49055	$19.17374	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.97465	$10.65472	0
01/01/2011 to 12/31/2011	$10.65472	$10.99375	0
01/01/2012 to 12/31/2012	$10.99375	$13.12731	0
01/01/2013 to 12/31/2013	$13.12731	$17.95726	0
01/01/2014 to 12/31/2014	$17.95726	$19.75046	0
01/01/2015 to 12/31/2015	$19.75046	$20.22166	0
01/01/2016 to 12/31/2016	$20.22166	$20.60562	0
01/01/2017 to 12/31/2017	$20.60562	$23.85523	0
01/01/2018 to 12/31/2018	$23.85523	$23.47093	0
01/01/2019 to 12/31/2019	$23.47093	$28.61024	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.90700	$6.40853	0
01/01/2011 to 12/31/2011	$6.40853	$5.40074	0
01/01/2012 to 12/31/2012	$5.40074	$6.58774	0
01/01/2013 to 12/31/2013	$6.58774	$8.50951	0
01/01/2014 to 12/31/2014	$8.50951	$9.39731	0
01/01/2015 to 12/31/2015	$9.39731	$9.05315	0
01/01/2016 to 12/31/2016	$9.05315	$10.21088	0
01/01/2017 to 12/31/2017	$10.21088	$11.80345	0
01/01/2018 to 12/31/2018	$11.80345	$10.33843	0
01/01/2019 to 12/31/2019	$10.33843	$13.17158	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.70984	$9.76625	0
01/01/2011 to 12/31/2011	$9.76625	$10.51768	0
01/01/2012 to 12/31/2012	$10.51768	$12.07599	0
01/01/2013 to 12/31/2013	$12.07599	$16.50590	0
01/01/2014 to 12/31/2014	$16.50590	$19.96848	0
01/01/2015 to 12/31/2015	$19.96848	$20.50997	0
01/01/2016 to 12/31/2016	$20.50997	$19.24673	0
01/01/2017 to 12/31/2017	$19.24673	$22.76202	0
01/01/2018 to 12/31/2018	$22.76202	$23.24562	0
01/01/2019 to 12/31/2019	$23.24562	$27.13786	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.37123	$8.92120	0
01/01/2011 to 12/31/2011	$8.92120	$8.56951	0
01/01/2012 to 12/31/2012	$8.56951	$9.70472	0
01/01/2013 to 12/31/2013	$9.70472	$13.11591	0
01/01/2014 to 12/31/2014	$13.11591	$13.54273	0
01/01/2015 to 12/31/2015	$13.54273	$12.79165	0
01/01/2016 to 12/31/2016	$12.79165	$14.70613	0
01/01/2017 to 12/31/2017	$14.70613	$17.60519	0
01/01/2018 to 12/31/2018	$17.60519	$15.01783	0
01/01/2019 to 12/31/2019	$15.01783	$19.16608	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.48914	$9.39705	0
01/01/2011 to 12/31/2011	$9.39705	$9.47832	0
01/01/2012 to 12/31/2012	$9.47832	$10.44818	0
01/01/2013 to 12/31/2013	$10.44818	$13.35180	0
01/01/2014 to 12/31/2014	$13.35180	$14.74615	0
01/01/2015 to 12/31/2015	$14.74615	$14.96345	0
01/01/2016 to 12/31/2016	$14.96345	$15.36891	0
01/01/2017 to 12/31/2017	$15.36891	$18.83344	0
01/01/2018 to 12/31/2018	$18.83344	$18.07410	0
01/01/2019 to 12/31/2019	$18.07410	$22.78311	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.29948	$8.05941	0
01/01/2011 to 12/31/2011	$8.05941	$7.78165	0
01/01/2012 to 12/31/2012	$7.78165	$8.78364	0
01/01/2013 to 12/31/2013	$8.78364	$11.15841	0
01/01/2014 to 12/31/2014	$11.15841	$12.05592	0
01/01/2015 to 12/31/2015	$12.05592	$11.23229	0
01/01/2016 to 12/31/2016	$11.23229	$12.68099	0
01/01/2017 to 12/31/2017	$12.68099	$14.06903	0
01/01/2018 to 12/31/2018	$14.06903	$12.29559	0
01/01/2019 to 12/31/2019	$12.29559	$15.60548	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.35444	$10.49265	0
01/01/2011 to 12/31/2011	$10.49265	$9.96515	0
01/01/2012 to 12/31/2012	$9.96515	$11.24447	0
01/01/2013 to 12/31/2013	$11.24447	$14.35405	0
01/01/2014 to 12/31/2014	$14.35405	$14.86518	0
01/01/2015 to 12/31/2015	$14.86518	$14.57928	0
01/01/2016 to 12/31/2016	$14.57928	$16.09526	0
01/01/2017 to 12/31/2017	$16.09526	$18.62396	0
01/01/2018 to 12/31/2018	$18.62396	$16.03029	0
01/01/2019 to 12/31/2019	$16.03029	$19.47821	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.24187	$9.70911	0
01/01/2011 to 12/31/2011	$9.70911	$9.12308	0
01/01/2012 to 12/31/2012	$9.12308	$10.39978	0
01/01/2013 to 12/31/2013	$10.39978	$13.44206	0
01/01/2014 to 12/31/2014	$13.44206	$14.48517	0
01/01/2015 to 12/31/2015	$14.48517	$13.00124	0
01/01/2016 to 12/31/2016	$13.00124	$15.81107	0
01/01/2017 to 12/31/2017	$15.81107	$17.10461	0
01/01/2018 to 12/31/2018	$17.10461	$14.50320	0
01/01/2019 to 12/31/2019	$14.50320	$17.59994	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.87569	$8.38477	0
01/01/2011 to 12/31/2011	$8.38477	$8.59019	0
01/01/2012 to 12/31/2012	$8.59019	$9.84334	0
01/01/2013 to 12/31/2013	$9.84334	$9.63552	0
01/01/2014 to 12/31/2014	$9.63552	$11.78102	0
01/01/2015 to 12/31/2015	$11.78102	$11.55914	0
01/01/2016 to 12/31/2016	$11.55914	$11.95270	0
01/01/2017 to 12/31/2017	$11.95270	$12.63150	0
01/01/2018 to 12/31/2018	$12.63150	$11.64831	0
01/01/2019 to 12/31/2019	$11.64831	$14.44025	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.37044	$10.29229	0
01/01/2011 to 12/31/2011	$10.29229	$10.19515	0
01/01/2012 to 12/31/2012	$10.19515	$11.21492	0
01/01/2013 to 12/31/2013	$11.21492	$15.40227	0
01/01/2014 to 12/31/2014	$15.40227	$15.39057	0
01/01/2015 to 12/31/2015	$15.39057	$15.22832	0
01/01/2016 to 12/31/2016	$15.22832	$17.90778	0
01/01/2017 to 12/31/2017	$17.90778	$19.78613	0
01/01/2018 to 12/31/2018	$19.78613	$18.23610	0
01/01/2019 to 12/31/2019	$18.23610	$21.24432	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.42108	$10.05617	0
01/01/2011 to 12/31/2011	$10.05617	$9.43173	0
01/01/2012 to 12/31/2012	$9.43173	$10.71406	0
01/01/2013 to 12/31/2013	$10.71406	$14.42611	0
01/01/2014 to 12/31/2014	$14.42611	$14.92894	0
01/01/2015 to 12/31/2015	$14.92894	$13.39167	0
01/01/2016 to 12/31/2016	$13.39167	$16.86677	0
01/01/2017 to 12/31/2017	$16.86677	$18.09863	0
01/01/2018 to 12/31/2018	$18.09863	$15.18210	0
01/01/2019 to 12/31/2019	$15.18210	$18.19841	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.59983	$8.59861	0
01/01/2011 to 12/31/2011	$8.59861	$8.56679	0
01/01/2012 to 12/31/2012	$8.56679	$9.76181	0
01/01/2013 to 12/31/2013	$9.76181	$10.69926	0
01/01/2014 to 12/31/2014	$10.69926	$10.52305	0
01/01/2015 to 12/31/2015	$10.52305	$10.44809	0
01/01/2016 to 12/31/2016	$10.44809	$12.43194	0
01/01/2017 to 12/31/2017	$12.43194	$11.90099	0
01/01/2018 to 12/31/2018	$11.90099	$9.87978	0
01/01/2019 to 12/31/2019	$9.87978	$11.08940	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.78417	$8.06597	0
01/01/2011 to 12/31/2011	$8.06597	$9.27014	0
01/01/2012 to 12/31/2012	$9.27014	$9.07852	0
01/01/2013 to 12/31/2013	$9.07852	$10.06075	0
01/01/2014 to 12/31/2014	$10.06075	$12.38637	0
01/01/2015 to 12/31/2015	$12.38637	$11.33814	0
01/01/2016 to 12/31/2016	$11.33814	$12.76114	0
01/01/2017 to 12/31/2017	$12.76114	$13.80902	0
01/01/2018 to 12/31/2018	$13.80902	$13.89289	0
01/01/2019 to 12/31/2019	$13.89289	$16.69521	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45889	$10.35258	5,137,364
01/01/2011 to 12/31/2011	$10.35258	$9.85110	4,511,499
01/01/2012 to 12/31/2012	$9.85110	$10.83936	4,512,237
01/01/2013 to 12/31/2013	$10.83936	$11.65248	3,980,717
01/01/2014 to 12/31/2014	$11.65248	$11.82550	3,583,697
01/01/2015 to 12/31/2015	$11.82550	$11.18749	3,008,438
01/01/2016 to 12/31/2016	$11.18749	$11.62937	2,626,719
01/01/2017 to 12/31/2017	$11.62937	$12.79934	2,503,499
01/01/2018 to 12/31/2018	$12.79934	$11.49213	1,935,828
01/01/2019 to 12/31/2019	$11.49213	$13.03740	1,951,549
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.61143	$10.68319	2,019,590
01/01/2011 to 12/31/2011	$10.68319	$10.45514	1,914,200
01/01/2012 to 12/31/2012	$10.45514	$11.61448	2,135,086
01/01/2013 to 12/31/2013	$11.61448	$13.23315	2,097,823
01/01/2014 to 12/31/2014	$13.23315	$13.72573	1,972,645
01/01/2015 to 12/31/2015	$13.72573	$13.52487	1,805,559
01/01/2016 to 12/31/2016	$13.52487	$14.16099	1,685,939
01/01/2017 to 12/31/2017	$14.16099	$16.18674	1,613,406
01/01/2018 to 12/31/2018	$16.18674	$14.88939	1,413,090
01/01/2019 to 12/31/2019	$14.88939	$17.73627	1,360,968
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.82485	$9.65463	1,444,005
01/01/2011 to 12/31/2011	$9.65463	$9.26641	1,175,865
01/01/2012 to 12/31/2012	$9.26641	$9.98915	1,264,108
01/01/2013 to 12/31/2013	$9.98915	$10.97919	1,082,425
01/01/2014 to 12/31/2014	$10.97919	$11.28386	1,011,129
01/01/2015 to 12/31/2015	$11.28386	$11.01184	872,108
01/01/2016 to 12/31/2016	$11.01184	$11.28308	784,935
01/01/2017 to 12/31/2017	$11.28308	$12.82058	788,567
01/01/2018 to 12/31/2018	$12.82058	$11.54042	518,981
01/01/2019 to 12/31/2019	$11.54042	$13.31694	602,529
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58891	0
01/01/2014 to 12/31/2014	$11.58891	$12.82025	0
01/01/2015 to 12/31/2015	$12.82025	$12.74839	0
01/01/2016 to 12/31/2016	$12.74839	$13.79631	0
01/01/2017 to 12/31/2017	$13.79631	$16.47238	0
01/01/2018 to 12/31/2018	$16.47238	$14.79028	1,690
01/01/2019 to 12/31/2019	$14.79028	$17.72220	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.70059	$10.65023	3,948,773
01/01/2011 to 12/31/2011	$10.65023	$10.28464	3,425,837
01/01/2012 to 12/31/2012	$10.28464	$11.30707	3,544,040
01/01/2013 to 12/31/2013	$11.30707	$13.00353	3,396,895
01/01/2014 to 12/31/2014	$13.00353	$13.54010	2,787,943
01/01/2015 to 12/31/2015	$13.54010	$13.29865	2,639,562
01/01/2016 to 12/31/2016	$13.29865	$13.81917	2,492,144
01/01/2017 to 12/31/2017	$13.81917	$15.52303	2,317,317
01/01/2018 to 12/31/2018	$15.52303	$14.42350	1,981,975
01/01/2019 to 12/31/2019	$14.42350	$16.83700	1,754,185
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99751	$9.12885	80,984
01/01/2012 to 12/31/2012	$9.12885	$9.98474	84,304
01/01/2013 to 12/31/2013	$9.98474	$10.81958	174,559
01/01/2014 to 12/31/2014	$10.81958	$11.09402	143,374
01/01/2015 to 12/31/2015	$11.09402	$10.51910	147,244
01/01/2016 to 12/31/2016	$10.51910	$10.99888	111,742
01/01/2017 to 12/31/2017	$10.99888	$12.10823	109,020
01/01/2018 to 12/31/2018	$12.10823	$11.20964	98,449
01/01/2019 to 12/31/2019	$11.20964	$12.88844	93,684
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.29002	$11.46655	31,539
01/01/2011 to 12/31/2011	$11.46655	$11.46118	35,983
01/01/2012 to 12/31/2012	$11.46118	$11.72899	37,863
01/01/2013 to 12/31/2013	$11.72899	$11.21591	74,755
01/01/2014 to 12/31/2014	$11.21591	$10.95294	27,047
01/01/2015 to 12/31/2015	$10.95294	$10.75838	16,357
01/01/2016 to 12/31/2016	$10.75838	$10.68907	27,384
01/01/2017 to 12/31/2017	$10.68907	$10.62718	28,099
01/01/2018 to 12/31/2018	$10.62718	$10.46448	17,527
01/01/2019 to 12/31/2019	$10.46448	$10.70179	14,977
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.82223	$12.44845	853,716
01/01/2011 to 12/31/2011	$12.44845	$12.55575	603,368
01/01/2012 to 12/31/2012	$12.55575	$13.41715	665,696
01/01/2013 to 12/31/2013	$13.41715	$12.87458	559,958
01/01/2014 to 12/31/2014	$12.87458	$13.11750	482,999
01/01/2015 to 12/31/2015	$13.11750	$12.55226	426,762
01/01/2016 to 12/31/2016	$12.55226	$12.78941	401,399
01/01/2017 to 12/31/2017	$12.78941	$13.04806	432,474
01/01/2018 to 12/31/2018	$13.04806	$12.66894	278,275
01/01/2019 to 12/31/2019	$12.66894	$13.52660	281,805
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28814	$10.29386	6,530,490
01/01/2011 to 12/31/2011	$10.29386	$9.81857	5,407,760
01/01/2012 to 12/31/2012	$9.81857	$10.91458	5,748,233
01/01/2013 to 12/31/2013	$10.91458	$13.08906	6,008,938
01/01/2014 to 12/31/2014	$13.08906	$13.68977	5,613,179
01/01/2015 to 12/31/2015	$13.68977	$13.45328	5,170,247
01/01/2016 to 12/31/2016	$13.45328	$14.05054	4,629,697
01/01/2017 to 12/31/2017	$14.05054	$16.19280	4,387,368
01/01/2018 to 12/31/2018	$16.19280	$14.84261	3,980,713
01/01/2019 to 12/31/2019	$14.84261	$17.73677	3,795,922

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60230	60,708
01/01/2014 to 12/31/2014	$11.60230	$12.88496	65,602
01/01/2015 to 12/31/2015	$12.88496	$12.14530	44,083
01/01/2016 to 12/31/2016	$12.14530	$13.64122	46,861
01/01/2017 to 12/31/2017	$13.64122	$15.78950	54,423
01/01/2018 to 12/31/2018	$15.78950	$14.69713	34,460
01/01/2019 to 12/31/2019	$14.69713	$18.82489	53,213
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05116	$9.46002	24,643
01/01/2011 to 12/31/2011	$9.46002	$8.78163	19,788
01/01/2012 to 12/31/2012	$8.78163	$10.88468	22,310
01/01/2013 to 12/31/2013	$10.88468	$11.10256	34,587
01/01/2014 to 12/31/2014	$11.10256	$12.36411	22,255
01/01/2015 to 12/31/2015	$12.36411	$12.07532	19,929
01/01/2016 to 12/31/2016	$12.07532	$11.91011	15,062
01/01/2017 to 12/31/2017	$11.91011	$12.91053	15,649
01/01/2018 to 12/31/2018	$12.91053	$12.02439	13,080
01/01/2019 to 12/31/2019	$12.02439	$14.70739	12,925
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.23905	$12.88076	18,915
01/01/2011 to 12/31/2011	$12.88076	$13.42144	29,148
01/01/2012 to 12/31/2012	$13.42144	$15.13273	30,903
01/01/2013 to 12/31/2013	$15.13273	$15.25591	37,076
01/01/2014 to 12/31/2014	$15.25591	$19.52324	37,677
01/01/2015 to 12/31/2015	$19.52324	$20.00868	23,499
01/01/2016 to 12/31/2016	$20.00868	$20.50180	28,934
01/01/2017 to 12/31/2017	$20.50180	$21.29380	23,303
01/01/2018 to 12/31/2018	$21.29380	$19.82275	16,534
01/01/2019 to 12/31/2019	$19.82275	$25.42605	16,027
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.66215	$9.68378	1,094,089
01/01/2011 to 12/31/2011	$9.68378	$9.32398	998,738
01/01/2012 to 12/31/2012	$9.32398	$10.08333	1,031,065
01/01/2013 to 12/31/2013	$10.08333	$11.31154	1,005,330
01/01/2014 to 12/31/2014	$11.31154	$11.40557	895,614
01/01/2015 to 12/31/2015	$11.40557	$11.25953	810,849
01/01/2016 to 12/31/2016	$11.25953	$11.47513	706,674
01/01/2017 to 12/31/2017	$11.47513	$13.06564	707,975
01/01/2018 to 12/31/2018	$13.06564	$11.78114	578,295
01/01/2019 to 12/31/2019	$11.78114	$13.81962	574,249
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.14789	$9.97940	724,144
01/01/2011 to 12/31/2011	$9.97940	$9.70594	638,997
01/01/2012 to 12/31/2012	$9.70594	$10.44837	664,544
01/01/2013 to 12/31/2013	$10.44837	$11.21657	657,922
01/01/2014 to 12/31/2014	$11.21657	$11.40747	634,353
01/01/2015 to 12/31/2015	$11.40747	$11.04951	519,499
01/01/2016 to 12/31/2016	$11.04951	$11.36932	426,748
01/01/2017 to 12/31/2017	$11.36932	$12.47952	482,450
01/01/2018 to 12/31/2018	$12.47952	$11.33646	292,705
01/01/2019 to 12/31/2019	$11.33646	$12.85704	326,948

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.44641	$11.70578	19,745
01/01/2011 to 12/31/2011	$11.70578	$11.59196	19,295
01/01/2012 to 12/31/2012	$11.59196	$13.10878	22,555
01/01/2013 to 12/31/2013	$13.10878	$17.78780	61,133
01/01/2014 to 12/31/2014	$17.78780	$18.63957	67,519
01/01/2015 to 12/31/2015	$18.63957	$17.21927	42,295
01/01/2016 to 12/31/2016	$17.21927	$20.92536	27,323
01/01/2017 to 12/31/2017	$20.92536	$22.94936	43,532
01/01/2018 to 12/31/2018	$22.94936	$19.27558	29,162
01/01/2019 to 12/31/2019	$19.27558	$23.10744	28,780
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.23676	$10.00912	68,352
01/01/2011 to 12/31/2011	$10.00912	$9.78655	141,326
01/01/2012 to 12/31/2012	$9.78655	$9.56663	94,510
01/01/2013 to 12/31/2013	$9.56663	$9.35158	42,614
01/01/2014 to 12/31/2014	$9.35158	$9.14136	46,699
01/01/2015 to 12/31/2015	$9.14136	$8.93571	32,145
01/01/2016 to 12/31/2016	$8.93571	$8.73547	50,354
01/01/2017 to 12/31/2017	$8.73547	$8.56868	12,080
01/01/2018 to 12/31/2018	$8.56868	$8.48389	24,638
01/01/2019 to 12/31/2019	$8.48389	$8.43338	12,974
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.22092	$11.33996	28,487
01/01/2011 to 12/31/2011	$11.33996	$11.43711	24,583
01/01/2012 to 12/31/2012	$11.43711	$12.73073	28,637
01/01/2013 to 12/31/2013	$12.73073	$13.33806	27,634
01/01/2014 to 12/31/2014	$13.33806	$13.37164	25,909
01/01/2015 to 12/31/2015	$13.37164	$12.60512	22,883
01/01/2016 to 12/31/2016	$12.60512	$14.21951	19,378
01/01/2017 to 12/31/2017	$14.21951	$14.93925	20,593
01/01/2018 to 12/31/2018	$14.93925	$14.31141	18,155
01/01/2019 to 12/31/2019	$14.31141	$16.12992	18,701
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.70055	$8.51795	4,112
01/01/2011 to 12/31/2011	$8.51795	$7.97841	2,793
01/01/2012 to 12/31/2012	$7.97841	$9.11568	2,856
01/01/2013 to 12/31/2013	$9.11568	$12.46280	31,071
01/01/2014 to 12/31/2014	$12.46280	$13.85728	38,880
01/01/2015 to 12/31/2015	$13.85728	$12.48421	28,976
01/01/2016 to 12/31/2016	$12.48421	$14.63112	22,999
01/01/2017 to 12/31/2017	$14.63112	$17.04823	24,023
01/01/2018 to 12/31/2018	$17.04823	$14.30458	11,328
01/01/2019 to 12/31/2019	$14.30458	$18.11128	14,642
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.90775	$8.85072	40,087
01/01/2011 to 12/31/2011	$8.85072	$7.53378	30,791
01/01/2012 to 12/31/2012	$7.53378	$8.86389	37,956
01/01/2013 to 12/31/2013	$8.86389	$10.31589	37,684
01/01/2014 to 12/31/2014	$10.31589	$9.52677	37,774
01/01/2015 to 12/31/2015	$9.52677	$9.60572	34,308
01/01/2016 to 12/31/2016	$9.60572	$9.03541	30,878
01/01/2017 to 12/31/2017	$9.03541	$11.96189	25,313
01/01/2018 to 12/31/2018	$11.96189	$10.13284	29,299
01/01/2019 to 12/31/2019	$10.13284	$13.08567	29,811

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.70312	$9.45037	37,505
01/01/2011 to 12/31/2011	$9.45037	$8.07874	25,333
01/01/2012 to 12/31/2012	$8.07874	$9.21373	32,623
01/01/2013 to 12/31/2013	$9.21373	$10.75994	33,814
01/01/2014 to 12/31/2014	$10.75994	$9.81286	31,209
01/01/2015 to 12/31/2015	$9.81286	$9.67056	32,612
01/01/2016 to 12/31/2016	$9.67056	$9.50854	38,375
01/01/2017 to 12/31/2017	$9.50854	$11.41590	35,449
01/01/2018 to 12/31/2018	$11.41590	$9.35725	22,529
01/01/2019 to 12/31/2019	$9.35725	$10.97838	21,854
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.83253	$11.73376	6,091
01/01/2011 to 12/31/2011	$11.73376	$12.89793	3,863,808
01/01/2012 to 12/31/2012	$12.89793	$13.79278	1,572,043
01/01/2013 to 12/31/2013	$13.79278	$13.05358	429,073
01/01/2014 to 12/31/2014	$13.05358	$13.61868	538,817
01/01/2015 to 12/31/2015	$13.61868	$13.46870	1,832,543
01/01/2016 to 12/31/2016	$13.46870	$13.72014	2,232,963
01/01/2017 to 12/31/2017	$13.72014	$13.99076	1,288,763
01/01/2018 to 12/31/2018	$13.99076	$13.63796	3,691,253
01/01/2019 to 12/31/2019	$13.63796	$14.82855	1,613,172
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.80420	$9.79553	752,454
01/01/2011 to 12/31/2011	$9.79553	$9.52105	590,661
01/01/2012 to 12/31/2012	$9.52105	$10.57078	712,315
01/01/2013 to 12/31/2013	$10.57078	$12.01556	772,774
01/01/2014 to 12/31/2014	$12.01556	$12.49292	733,956
01/01/2015 to 12/31/2015	$12.49292	$12.08400	707,422
01/01/2016 to 12/31/2016	$12.08400	$12.42930	647,721
01/01/2017 to 12/31/2017	$12.42930	$14.21077	664,422
01/01/2018 to 12/31/2018	$14.21077	$12.86556	504,081
01/01/2019 to 12/31/2019	$12.86556	$15.01988	572,526
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.35804	$10.85122	97,893
01/01/2011 to 12/31/2011	$10.85122	$9.63698	79,641
01/01/2012 to 12/31/2012	$9.63698	$11.48382	88,347
01/01/2013 to 12/31/2013	$11.48382	$12.94997	139,829
01/01/2014 to 12/31/2014	$12.94997	$11.85292	132,671
01/01/2015 to 12/31/2015	$11.85292	$11.26253	116,224
01/01/2016 to 12/31/2016	$11.26253	$11.22263	100,496
01/01/2017 to 12/31/2017	$11.22263	$14.22205	94,195
01/01/2018 to 12/31/2018	$14.22205	$11.47211	85,846
01/01/2019 to 12/31/2019	$11.47211	$14.26703	90,057
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.99024	$11.52951	515,178
01/01/2011 to 12/31/2011	$11.52951	$11.29693	465,852
01/01/2012 to 12/31/2012	$11.29693	$12.22630	488,641
01/01/2013 to 12/31/2013	$12.22630	$13.27000	471,230
01/01/2014 to 12/31/2014	$13.27000	$13.67845	432,935
01/01/2015 to 12/31/2015	$13.67845	$13.34643	363,490
01/01/2016 to 12/31/2016	$13.34643	$13.54783	326,709
01/01/2017 to 12/31/2017	$13.54783	$14.85208	321,592
01/01/2018 to 12/31/2018	$14.85208	$13.77216	278,370
01/01/2019 to 12/31/2019	$13.77216	$15.42925	271,926

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28234	$11.18859	12,626
01/01/2011 to 12/31/2011	$11.18859	$11.00994	4,099
01/01/2012 to 12/31/2012	$11.00994	$12.39649	4,790
01/01/2013 to 12/31/2013	$12.39649	$16.54020	3,186
01/01/2014 to 12/31/2014	$16.54020	$17.70496	3,105
01/01/2015 to 12/31/2015	$17.70496	$19.14731	5,461
01/01/2016 to 12/31/2016	$19.14731	$18.44363	5,320
01/01/2017 to 12/31/2017	$18.44363	$24.49033	3,466
01/01/2018 to 12/31/2018	$24.49033	$23.55088	4,349
01/01/2019 to 12/31/2019	$23.55088	$30.52702	1,723
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.92597	$10.44883	97,355
01/01/2011 to 12/31/2011	$10.44883	$10.12099	82,837
01/01/2012 to 12/31/2012	$10.12099	$11.10653	100,725
01/01/2013 to 12/31/2013	$11.10653	$14.83180	91,008
01/01/2014 to 12/31/2014	$14.83180	$16.03371	175,341
01/01/2015 to 12/31/2015	$16.03371	$17.25179	119,812
01/01/2016 to 12/31/2016	$17.25179	$17.80519	100,572
01/01/2017 to 12/31/2017	$17.80519	$23.14812	88,687
01/01/2018 to 12/31/2018	$23.14812	$22.01660	74,330
01/01/2019 to 12/31/2019	$22.01660	$28.32908	70,430
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.23486	$12.30530	124,310
01/01/2011 to 12/31/2011	$12.30530	$11.65219	67,237
01/01/2012 to 12/31/2012	$11.65219	$14.01846	113,194
01/01/2013 to 12/31/2013	$14.01846	$17.49024	130,064
01/01/2014 to 12/31/2014	$17.49024	$17.71763	123,917
01/01/2015 to 12/31/2015	$17.71763	$17.06538	124,614
01/01/2016 to 12/31/2016	$17.06538	$17.86899	139,881
01/01/2017 to 12/31/2017	$17.86899	$21.63287	131,765
01/01/2018 to 12/31/2018	$21.63287	$19.12377	117,369
01/01/2019 to 12/31/2019	$19.12377	$24.29410	105,363
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.28113	48,057
01/01/2013 to 12/31/2013	$10.28113	$11.95086	39,921
01/01/2014 to 12/31/2014	$11.95086	$12.28242	35,666
01/01/2015 to 12/31/2015	$12.28242	$11.85721	32,327
01/01/2016 to 12/31/2016	$11.85721	$12.09208	121,037
01/01/2017 to 12/31/2017	$12.09208	$13.77046	29,496
01/01/2018 to 12/31/2018	$13.77046	$12.34533	23,266
01/01/2019 to 12/31/2019	$12.34533	$14.81482	29,050
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.76781	$10.76895	12,348
01/01/2011 to 12/31/2011	$10.76895	$10.46467	14,878
01/01/2012 to 12/31/2012	$10.46467	$11.97661	15,312
01/01/2013 to 12/31/2013	$11.97661	$16.00478	21,911
01/01/2014 to 12/31/2014	$16.00478	$17.00761	18,794
01/01/2015 to 12/31/2015	$17.00761	$17.82712	14,334
01/01/2016 to 12/31/2016	$17.82712	$17.76025	10,499
01/01/2017 to 12/31/2017	$17.76025	$22.69364	11,174
01/01/2018 to 12/31/2018	$22.69364	$22.65745	7,911
01/01/2019 to 12/31/2019	$22.65745	$30.51546	11,087

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99814	$10.17373	0
01/01/2013 to 12/31/2013	$10.17373	$13.37657	0
01/01/2014 to 12/31/2014	$13.37657	$14.41184	5,230
01/01/2015 to 12/31/2015	$14.41184	$13.98584	5,519
01/01/2016 to 12/31/2016	$13.98584	$15.51038	10,294
01/01/2017 to 12/31/2017	$15.51038	$17.79184	17,979
01/01/2018 to 12/31/2018	$17.79184	$15.62439	16,183
01/01/2019 to 12/31/2019	$15.62439	$19.75539	21,568
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.33587	$13.27803	74,901
01/01/2011 to 12/31/2011	$13.27803	$12.59342	48,591
01/01/2012 to 12/31/2012	$12.59342	$14.72440	80,352
01/01/2013 to 12/31/2013	$14.72440	$19.02687	82,634
01/01/2014 to 12/31/2014	$19.02687	$20.74304	77,925
01/01/2015 to 12/31/2015	$20.74304	$19.12377	103,517
01/01/2016 to 12/31/2016	$19.12377	$19.00229	109,615
01/01/2017 to 12/31/2017	$19.00229	$23.60877	102,500
01/01/2018 to 12/31/2018	$23.60877	$22.07149	94,667
01/01/2019 to 12/31/2019	$22.07149	$28.08129	87,830
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.17426	$11.06988	85,558
01/01/2011 to 12/31/2011	$11.06988	$10.55254	65,485
01/01/2012 to 12/31/2012	$10.55254	$12.08173	104,204
01/01/2013 to 12/31/2013	$12.08173	$16.77143	156,285
01/01/2014 to 12/31/2014	$16.77143	$18.73061	143,373
01/01/2015 to 12/31/2015	$18.73061	$17.27731	118,621
01/01/2016 to 12/31/2016	$17.27731	$19.96877	103,998
01/01/2017 to 12/31/2017	$19.96877	$22.21279	111,209
01/01/2018 to 12/31/2018	$22.21279	$18.14057	101,239
01/01/2019 to 12/31/2019	$18.14057	$21.45934	101,828
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04757	$10.81385	328,792
01/01/2011 to 12/31/2011	$10.81385	$8.42811	104,981
01/01/2012 to 12/31/2012	$8.42811	$9.71539	134,770
01/01/2013 to 12/31/2013	$9.71539	$9.51805	170,990
01/01/2014 to 12/31/2014	$9.51805	$8.86830	166,376
01/01/2015 to 12/31/2015	$8.86830	$7.21876	111,108
01/01/2016 to 12/31/2016	$7.21876	$7.92914	78,053
01/01/2017 to 12/31/2017	$7.92914	$9.79598	115,741
01/01/2018 to 12/31/2018	$9.79598	$8.22958	84,317
01/01/2019 to 12/31/2019	$8.22958	$9.11844	110,569
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.39060	$11.23093	1,684,823
01/01/2011 to 12/31/2011	$11.23093	$11.08818	1,648,105
01/01/2012 to 12/31/2012	$11.08818	$11.96291	1,806,643
01/01/2013 to 12/31/2013	$11.96291	$12.77116	1,623,563
01/01/2014 to 12/31/2014	$12.77116	$13.20504	1,494,637
01/01/2015 to 12/31/2015	$13.20504	$12.92658	1,324,645
01/01/2016 to 12/31/2016	$12.92658	$13.33482	1,221,571
01/01/2017 to 12/31/2017	$13.33482	$14.35636	1,068,870
01/01/2018 to 12/31/2018	$14.35636	$13.63327	840,103
01/01/2019 to 12/31/2019	$13.63327	$15.29112	818,245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06005	1,282
01/01/2012 to 12/31/2012	$10.06005	$10.53264	1,648
01/01/2013 to 12/31/2013	$10.53264	$10.05767	112,440
01/01/2014 to 12/31/2014	$10.05767	$10.42743	109,431
01/01/2015 to 12/31/2015	$10.42743	$10.16564	45,105
01/01/2016 to 12/31/2016	$10.16564	$10.35587	5,464
01/01/2017 to 12/31/2017	$10.35587	$10.69771	8,439
01/01/2018 to 12/31/2018	$10.69771	$10.37086	9,589
01/01/2019 to 12/31/2019	$10.37086	$11.12658	16,304
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.10732	$9.43250	1,911,779
01/01/2011 to 12/31/2011	$9.43250	$8.64767	1,594,603
01/01/2012 to 12/31/2012	$8.64767	$9.54508	1,783,198
01/01/2013 to 12/31/2013	$9.54508	$10.91902	1,446,643
01/01/2014 to 12/31/2014	$10.91902	$11.65528	1,396,560
01/01/2015 to 12/31/2015	$11.65528	$11.32346	2,405,897
01/01/2016 to 12/31/2016	$11.32346	$12.18680	2,168,015
01/01/2017 to 12/31/2017	$12.18680	$13.83124	3,636,303
01/01/2018 to 12/31/2018	$13.83124	$12.49157	2,498,482
01/01/2019 to 12/31/2019	$12.49157	$14.55255	2,936,592
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62837	0
01/01/2014 to 12/31/2014	$11.62837	$13.09935	0
01/01/2015 to 12/31/2015	$13.09935	$13.00241	0
01/01/2016 to 12/31/2016	$13.00241	$14.09060	0
01/01/2017 to 12/31/2017	$14.09060	$16.72414	5,911
01/01/2018 to 12/31/2018	$16.72414	$15.17698	5,911
01/01/2019 to 12/31/2019	$15.17698	$18.57269	5,912
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.10701	$9.11744	54,039
01/01/2011 to 12/31/2011	$9.11744	$9.22101	34,037
01/01/2012 to 12/31/2012	$9.22101	$10.70831	40,383
01/01/2013 to 12/31/2013	$10.70831	$13.86199	57,740
01/01/2014 to 12/31/2014	$13.86199	$15.88287	47,998
01/01/2015 to 12/31/2015	$15.88287	$16.00374	38,376
01/01/2016 to 12/31/2016	$16.00374	$17.96739	41,697
01/01/2017 to 12/31/2017	$17.96739	$21.47283	50,599
01/01/2018 to 12/31/2018	$21.47283	$19.26283	39,303
01/01/2019 to 12/31/2019	$19.26283	$23.43651	44,938
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86352	0
01/01/2012 to 12/31/2012	$8.86352	$9.80389	0
01/01/2013 to 12/31/2013	$9.80389	$11.73000	0
01/01/2014 to 12/31/2014	$11.73000	$12.21170	0
01/01/2015 to 12/31/2015	$12.21170	$11.95509	36,141
01/01/2016 to 12/31/2016	$11.95509	$12.42572	21,542
01/01/2017 to 12/31/2017	$12.42572	$14.35673	21,324
01/01/2018 to 12/31/2018	$14.35673	$13.11618	19,795
01/01/2019 to 12/31/2019	$13.11618	$15.54009	18,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.27013	$12.01118	17,888
01/01/2011 to 12/31/2011	$12.01118	$10.20193	29,595
01/01/2012 to 12/31/2012	$10.20193	$11.97389	31,151
01/01/2013 to 12/31/2013	$11.97389	$16.48166	60,143
01/01/2014 to 12/31/2014	$16.48166	$16.90710	50,003
01/01/2015 to 12/31/2015	$16.90710	$16.74749	35,438
01/01/2016 to 12/31/2016	$16.74749	$17.63221	26,957
01/01/2017 to 12/31/2017	$17.63221	$22.00983	24,847
01/01/2018 to 12/31/2018	$22.00983	$19.17935	20,104
01/01/2019 to 12/31/2019	$19.17935	$25.58796	20,878
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.59961	$11.46782	35,079
01/01/2011 to 12/31/2011	$11.46782	$11.10068	27,464
01/01/2012 to 12/31/2012	$11.10068	$12.17187	46,563
01/01/2013 to 12/31/2013	$12.17187	$16.08335	50,452
01/01/2014 to 12/31/2014	$16.08335	$16.32209	48,610
01/01/2015 to 12/31/2015	$16.32209	$16.08047	40,481
01/01/2016 to 12/31/2016	$16.08047	$17.61819	35,372
01/01/2017 to 12/31/2017	$17.61819	$21.34231	33,272
01/01/2018 to 12/31/2018	$21.34231	$19.10656	31,479
01/01/2019 to 12/31/2019	$19.10656	$24.30257	28,665
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.78101	$12.04659	9,707
01/01/2011 to 12/31/2011	$12.04659	$11.07233	7,017
01/01/2012 to 12/31/2012	$11.07233	$12.78859	9,087
01/01/2013 to 12/31/2013	$12.78859	$17.17681	9,357
01/01/2014 to 12/31/2014	$17.17681	$17.67519	9,046
01/01/2015 to 12/31/2015	$17.67519	$16.53298	8,229
01/01/2016 to 12/31/2016	$16.53298	$20.88206	8,001
01/01/2017 to 12/31/2017	$20.88206	$21.91353	11,254
01/01/2018 to 12/31/2018	$21.91353	$17.76081	9,956
01/01/2019 to 12/31/2019	$17.76081	$21.17760	17,001
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34266	$11.27647	1,658,234
01/01/2011 to 12/31/2011	$11.27647	$11.24209	1,517,587
01/01/2012 to 12/31/2012	$11.24209	$12.47207	1,598,339
01/01/2013 to 12/31/2013	$12.47207	$14.24387	1,545,629
01/01/2014 to 12/31/2014	$14.24387	$14.74231	1,456,615
01/01/2015 to 12/31/2015	$14.74231	$14.41688	1,533,910
01/01/2016 to 12/31/2016	$14.41688	$15.15673	1,427,868
01/01/2017 to 12/31/2017	$15.15673	$17.09970	1,369,903
01/01/2018 to 12/31/2018	$17.09970	$15.82279	1,117,764
01/01/2019 to 12/31/2019	$15.82279	$18.69112	1,088,777
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.60494	$10.87354	148,566
01/01/2011 to 12/31/2011	$10.87354	$10.44927	96,780
01/01/2012 to 12/31/2012	$10.44927	$12.00993	170,072
01/01/2013 to 12/31/2013	$12.00993	$16.90868	171,872
01/01/2014 to 12/31/2014	$16.90868	$17.90792	180,790
01/01/2015 to 12/31/2015	$17.90792	$19.18285	154,935
01/01/2016 to 12/31/2016	$19.18285	$19.25852	162,953
01/01/2017 to 12/31/2017	$19.25852	$25.95948	144,026
01/01/2018 to 12/31/2018	$25.95948	$26.35364	127,734
01/01/2019 to 12/31/2019	$26.35364	$33.03352	121,668

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.88795	$9.76915	27,202
01/01/2011 to 12/31/2011	$9.76915	$9.50286	16,188
01/01/2012 to 12/31/2012	$9.50286	$10.53358	19,902
01/01/2013 to 12/31/2013	$10.53358	$13.86255	24,280
01/01/2014 to 12/31/2014	$13.86255	$13.76195	25,800
01/01/2015 to 12/31/2015	$13.76195	$12.63674	13,707
01/01/2016 to 12/31/2016	$12.63674	$13.11041	10,466
01/01/2017 to 12/31/2017	$13.11041	$14.93795	11,823
01/01/2018 to 12/31/2018	$14.93795	$13.18246	6,172
01/01/2019 to 12/31/2019	$13.18246	$16.23257	196,696
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.96586	$15.26697	168,286
01/01/2011 to 12/31/2011	$15.26697	$12.69771	49,337
01/01/2012 to 12/31/2012	$12.69771	$12.86055	69,274
01/01/2013 to 12/31/2013	$12.86055	$14.50493	39,702
01/01/2014 to 12/31/2014	$14.50493	$12.99312	39,180
01/01/2015 to 12/31/2015	$12.99312	$10.25545	33,231
01/01/2016 to 12/31/2016	$10.25545	$12.49314	31,551
01/01/2017 to 12/31/2017	$12.49314	$13.47179	34,598
01/01/2018 to 12/31/2018	$13.47179	$10.97430	27,960
01/01/2019 to 12/31/2019	$10.97430	$12.53689	33,590
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.94031	$11.30855	37,393
01/01/2011 to 12/31/2011	$11.30855	$11.51060	33,700
01/01/2012 to 12/31/2012	$11.51060	$11.83935	37,344
01/01/2013 to 12/31/2013	$11.83935	$11.13870	27,862
01/01/2014 to 12/31/2014	$11.13870	$10.94878	24,645
01/01/2015 to 12/31/2015	$10.94878	$10.20836	15,279
01/01/2016 to 12/31/2016	$10.20836	$10.41419	9,814
01/01/2017 to 12/31/2017	$10.41419	$10.38838	9,281
01/01/2018 to 12/31/2018	$10.38838	$10.35644	5,604
01/01/2019 to 12/31/2019	$10.35644	$10.28590	7,914
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.48619	$11.46229	17,737
01/01/2011 to 12/31/2011	$11.46229	$10.81819	9,906
01/01/2012 to 12/31/2012	$10.81819	$12.52141	8,944
01/01/2013 to 12/31/2013	$12.52141	$16.20755	8,997
01/01/2014 to 12/31/2014	$16.20755	$18.21469	6,848
01/01/2015 to 12/31/2015	$18.21469	$16.62837	7,102
01/01/2016 to 12/31/2016	$16.62837	$18.53040	6,084
01/01/2017 to 12/31/2017	$18.53040	$21.47165	7,771
01/01/2018 to 12/31/2018	$21.47165	$17.51789	8,735
01/01/2019 to 12/31/2019	$17.51789	$20.40244	11,221
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.56459	$9.59753	71,363
01/01/2011 to 12/31/2011	$9.59753	$9.05781	73,122
01/01/2012 to 12/31/2012	$9.05781	$9.82842	83,022
01/01/2013 to 12/31/2013	$9.82842	$11.57734	151,360
01/01/2014 to 12/31/2014	$11.57734	$11.93989	200,960
01/01/2015 to 12/31/2015	$11.93989	$11.59757	181,835
01/01/2016 to 12/31/2016	$11.59757	$12.07709	165,416
01/01/2017 to 12/31/2017	$12.07709	$13.41113	133,127
01/01/2018 to 12/31/2018	$13.41113	$12.45289	99,137
01/01/2019 to 12/31/2019	$12.45289	$14.67496	107,314

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08246	$10.62443	154,181
01/01/2011 to 12/31/2011	$10.62443	$11.01173	115,301
01/01/2012 to 12/31/2012	$11.01173	$11.60902	179,664
01/01/2013 to 12/31/2013	$11.60902	$11.17857	230,627
01/01/2014 to 12/31/2014	$11.17857	$11.71370	252,993
01/01/2015 to 12/31/2015	$11.71370	$11.59188	251,962
01/01/2016 to 12/31/2016	$11.59188	$11.91542	296,726
01/01/2017 to 12/31/2017	$11.91542	$12.38292	331,251
01/01/2018 to 12/31/2018	$12.38292	$11.82894	294,940
01/01/2019 to 12/31/2019	$11.82894	$12.98541	315,228
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.07838	$10.41504	2,926
01/01/2011 to 12/31/2011	$10.41504	$10.88855	2,649
01/01/2012 to 12/31/2012	$10.88855	$11.79908	1,880
01/01/2013 to 12/31/2013	$11.79908	$14.81554	1,748
01/01/2014 to 12/31/2014	$14.81554	$15.96364	1,704
01/01/2015 to 12/31/2015	$15.96364	$16.25439	1,628
01/01/2016 to 12/31/2016	$16.25439	$16.45290	1,612
01/01/2017 to 12/31/2017	$16.45290	$18.50545	1,643
01/01/2018 to 12/31/2018	$18.50545	$15.40958	0
01/01/2019 to 12/31/2019	$15.40958	$19.06425	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.96734	$10.64073	0
01/01/2011 to 12/31/2011	$10.64073	$10.97387	0
01/01/2012 to 12/31/2012	$10.97387	$13.09721	0
01/01/2013 to 12/31/2013	$13.09721	$17.90731	2,213
01/01/2014 to 12/31/2014	$17.90731	$19.68593	1,991
01/01/2015 to 12/31/2015	$19.68593	$20.14569	1,729
01/01/2016 to 12/31/2016	$20.14569	$20.51822	0
01/01/2017 to 12/31/2017	$20.51822	$23.74236	0
01/01/2018 to 12/31/2018	$23.74236	$23.34837	0
01/01/2019 to 12/31/2019	$23.34837	$28.44690	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.90194	$6.39982	37,855
01/01/2011 to 12/31/2011	$6.39982	$5.39074	19,236
01/01/2012 to 12/31/2012	$5.39074	$6.57243	25,684
01/01/2013 to 12/31/2013	$6.57243	$8.48563	25,360
01/01/2014 to 12/31/2014	$8.48563	$9.36637	23,803
01/01/2015 to 12/31/2015	$9.36637	$9.01902	15,227
01/01/2016 to 12/31/2016	$9.01902	$10.16752	12,819
01/01/2017 to 12/31/2017	$10.16752	$11.74757	13,098
01/01/2018 to 12/31/2018	$11.74757	$10.28442	7,211
01/01/2019 to 12/31/2019	$10.28442	$13.09633	9,708
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.70197	$9.75359	10,548
01/01/2011 to 12/31/2011	$9.75359	$10.49885	7,293
01/01/2012 to 12/31/2012	$10.49885	$12.04846	5,834
01/01/2013 to 12/31/2013	$12.04846	$16.46022	5,818
01/01/2014 to 12/31/2014	$16.46022	$19.90350	7,559
01/01/2015 to 12/31/2015	$19.90350	$20.43335	7,130
01/01/2016 to 12/31/2016	$20.43335	$19.16551	4,386
01/01/2017 to 12/31/2017	$19.16551	$22.65496	4,216
01/01/2018 to 12/31/2018	$22.65496	$23.12487	1,824
01/01/2019 to 12/31/2019	$23.12487	$26.98378	1,989

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.36531	$8.90963	329
01/01/2011 to 12/31/2011	$8.90963	$8.55416	123
01/01/2012 to 12/31/2012	$8.55416	$9.68250	161
01/01/2013 to 12/31/2013	$9.68250	$13.07939	123
01/01/2014 to 12/31/2014	$13.07939	$13.49836	68
01/01/2015 to 12/31/2015	$13.49836	$12.74347	17
01/01/2016 to 12/31/2016	$12.74347	$14.64370	15
01/01/2017 to 12/31/2017	$14.64370	$17.52172	13
01/01/2018 to 12/31/2018	$17.52172	$14.93933	11
01/01/2019 to 12/31/2019	$14.93933	$19.05648	268
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.48227	$9.38481	7,864
01/01/2011 to 12/31/2011	$9.38481	$9.46136	8,198
01/01/2012 to 12/31/2012	$9.46136	$10.42444	7,785
01/01/2013 to 12/31/2013	$10.42444	$13.31507	7,785
01/01/2014 to 12/31/2014	$13.31507	$14.69828	7,785
01/01/2015 to 12/31/2015	$14.69828	$14.90752	7,785
01/01/2016 to 12/31/2016	$14.90752	$15.30409	7,785
01/01/2017 to 12/31/2017	$15.30409	$18.74493	7,785
01/01/2018 to 12/31/2018	$18.74493	$17.98030	7,785
01/01/2019 to 12/31/2019	$17.98030	$22.65371	7,785
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.29354	$8.04896	3,825
01/01/2011 to 12/31/2011	$8.04896	$7.76766	8,743
01/01/2012 to 12/31/2012	$7.76766	$8.76356	7,742
01/01/2013 to 12/31/2013	$8.76356	$11.12739	6,980
01/01/2014 to 12/31/2014	$11.12739	$12.01650	6,621
01/01/2015 to 12/31/2015	$12.01650	$11.19002	6,545
01/01/2016 to 12/31/2016	$11.19002	$12.62699	6,241
01/01/2017 to 12/31/2017	$12.62699	$14.00224	6,056
01/01/2018 to 12/31/2018	$14.00224	$12.23117	5,896
01/01/2019 to 12/31/2019	$12.23117	$15.51609	8,634
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.34760	$10.47890	5,452
01/01/2011 to 12/31/2011	$10.47890	$9.94731	1,791
01/01/2012 to 12/31/2012	$9.94731	$11.21885	2,508
01/01/2013 to 12/31/2013	$11.21885	$14.31437	2,479
01/01/2014 to 12/31/2014	$14.31437	$14.81688	1,828
01/01/2015 to 12/31/2015	$14.81688	$14.52475	1,688
01/01/2016 to 12/31/2016	$14.52475	$16.02726	1,626
01/01/2017 to 12/31/2017	$16.02726	$18.53624	2,013
01/01/2018 to 12/31/2018	$18.53624	$15.94692	1,827
01/01/2019 to 12/31/2019	$15.94692	$19.36741	1,925
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.23508	$9.69632	5,333
01/01/2011 to 12/31/2011	$9.69632	$9.10660	1,130
01/01/2012 to 12/31/2012	$9.10660	$10.37597	936
01/01/2013 to 12/31/2013	$10.37597	$13.40458	936
01/01/2014 to 12/31/2014	$13.40458	$14.43790	936
01/01/2015 to 12/31/2015	$14.43790	$12.95243	936
01/01/2016 to 12/31/2016	$12.95243	$15.74407	936
01/01/2017 to 12/31/2017	$15.74407	$17.02379	936
01/01/2018 to 12/31/2018	$17.02379	$14.42753	936
01/01/2019 to 12/31/2019	$14.42753	$17.49952	3,289

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.86993	$8.37375	20,426
01/01/2011 to 12/31/2011	$8.37375	$8.57465	15,039
01/01/2012 to 12/31/2012	$8.57465	$9.82085	16,854
01/01/2013 to 12/31/2013	$9.82085	$9.60879	18,574
01/01/2014 to 12/31/2014	$9.60879	$11.74265	18,351
01/01/2015 to 12/31/2015	$11.74265	$11.51586	14,843
01/01/2016 to 12/31/2016	$11.51586	$11.90215	13,882
01/01/2017 to 12/31/2017	$11.90215	$12.57180	4,868
01/01/2018 to 12/31/2018	$12.57180	$11.58749	2,667
01/01/2019 to 12/31/2019	$11.58749	$14.35794	3,303
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.36346	$10.27873	4,732
01/01/2011 to 12/31/2011	$10.27873	$10.17680	688
01/01/2012 to 12/31/2012	$10.17680	$11.18920	286
01/01/2013 to 12/31/2013	$11.18920	$15.35942	332
01/01/2014 to 12/31/2014	$15.35942	$15.34027	382
01/01/2015 to 12/31/2015	$15.34027	$15.17114	360
01/01/2016 to 12/31/2016	$15.17114	$17.83184	381
01/01/2017 to 12/31/2017	$17.83184	$19.69274	319
01/01/2018 to 12/31/2018	$19.69274	$18.14101	215
01/01/2019 to 12/31/2019	$18.14101	$21.12317	213
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.41420	$10.04307	5,425
01/01/2011 to 12/31/2011	$10.04307	$9.41484	385
01/01/2012 to 12/31/2012	$9.41484	$10.68964	0
01/01/2013 to 12/31/2013	$10.68964	$14.38635	0
01/01/2014 to 12/31/2014	$14.38635	$14.88055	0
01/01/2015 to 12/31/2015	$14.88055	$13.34175	0
01/01/2016 to 12/31/2016	$13.34175	$16.79577	0
01/01/2017 to 12/31/2017	$16.79577	$18.01365	0
01/01/2018 to 12/31/2018	$18.01365	$15.10342	0
01/01/2019 to 12/31/2019	$15.10342	$18.09522	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.59368	$8.58751	2,197
01/01/2011 to 12/31/2011	$8.58751	$8.55156	1,831
01/01/2012 to 12/31/2012	$8.55156	$9.73961	1,657
01/01/2013 to 12/31/2013	$9.73961	$10.66978	0
01/01/2014 to 12/31/2014	$10.66978	$10.48887	140
01/01/2015 to 12/31/2015	$10.48887	$10.40911	42
01/01/2016 to 12/31/2016	$10.40911	$12.37959	0
01/01/2017 to 12/31/2017	$12.37959	$11.84503	0
01/01/2018 to 12/31/2018	$11.84503	$9.82841	0
01/01/2019 to 12/31/2019	$9.82841	$11.02636	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.77777	$8.05537	235
01/01/2011 to 12/31/2011	$8.05537	$9.25352	2,906
01/01/2012 to 12/31/2012	$9.25352	$9.05776	2,984
01/01/2013 to 12/31/2013	$9.05776	$10.03284	2,241
01/01/2014 to 12/31/2014	$10.03284	$12.34589	1,869
01/01/2015 to 12/31/2015	$12.34589	$11.29562	785
01/01/2016 to 12/31/2016	$11.29562	$12.70717	407
01/01/2017 to 12/31/2017	$12.70717	$13.74388	339
01/01/2018 to 12/31/2018	$13.74388	$13.82062	302
01/01/2019 to 12/31/2019	$13.82062	$16.60026	265
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.43986	$10.32669	4,627,984
01/01/2011 to 12/31/2011	$10.32669	$9.82155	4,134,047
01/01/2012 to 12/31/2012	$9.82155	$10.80162	4,142,341
01/01/2013 to 12/31/2013	$10.80162	$11.60621	3,797,166
01/01/2014 to 12/31/2014	$11.60621	$11.77279	3,432,204
01/01/2015 to 12/31/2015	$11.77279	$11.13221	2,813,985
01/01/2016 to 12/31/2016	$11.13221	$11.56641	2,451,311
01/01/2017 to 12/31/2017	$11.56641	$12.72382	2,392,959
01/01/2018 to 12/31/2018	$12.72382	$11.41877	1,786,900
01/01/2019 to 12/31/2019	$11.41877	$12.94782	1,828,330
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.59354	$10.65815	1,845,579
01/01/2011 to 12/31/2011	$10.65815	$10.42545	1,631,826
01/01/2012 to 12/31/2012	$10.42545	$11.57599	1,978,813
01/01/2013 to 12/31/2013	$11.57599	$13.18283	2,018,738
01/01/2014 to 12/31/2014	$13.18283	$13.66683	1,951,682
01/01/2015 to 12/31/2015	$13.66683	$13.46036	1,741,875
01/01/2016 to 12/31/2016	$13.46036	$14.08661	1,666,574
01/01/2017 to 12/31/2017	$14.08661	$16.09375	1,591,236
01/01/2018 to 12/31/2018	$16.09375	$14.79670	1,297,763
01/01/2019 to 12/31/2019	$14.79670	$17.61722	1,320,057
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.81771	$9.64205	1,541,048
01/01/2011 to 12/31/2011	$9.64205	$9.24995	1,328,344
01/01/2012 to 12/31/2012	$9.24995	$9.96648	1,332,263
01/01/2013 to 12/31/2013	$9.96648	$10.94893	1,233,948
01/01/2014 to 12/31/2014	$10.94893	$11.24736	1,214,888
01/01/2015 to 12/31/2015	$11.24736	$10.97077	892,934
01/01/2016 to 12/31/2016	$10.97077	$11.23558	759,049
01/01/2017 to 12/31/2017	$11.23558	$12.76040	875,626
01/01/2018 to 12/31/2018	$12.76040	$11.48054	504,354
01/01/2019 to 12/31/2019	$11.48054	$13.24136	589,459
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58510	0
01/01/2014 to 12/31/2014	$11.58510	$12.80983	0
01/01/2015 to 12/31/2015	$12.80983	$12.73184	1,306
01/01/2016 to 12/31/2016	$12.73184	$13.77164	1,251
01/01/2017 to 12/31/2017	$13.77164	$16.43498	3,238
01/01/2018 to 12/31/2018	$16.43498	$14.74951	1,101
01/01/2019 to 12/31/2019	$14.74951	$17.66464	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68123	$10.62384	7,582,411
01/01/2011 to 12/31/2011	$10.62384	$10.25414	6,755,067
01/01/2012 to 12/31/2012	$10.25414	$11.26816	6,690,157
01/01/2013 to 12/31/2013	$11.26816	$12.95246	6,282,078
01/01/2014 to 12/31/2014	$12.95246	$13.48039	5,747,290
01/01/2015 to 12/31/2015	$13.48039	$13.23357	5,369,752
01/01/2016 to 12/31/2016	$13.23357	$13.74472	4,898,675
01/01/2017 to 12/31/2017	$13.74472	$15.43187	4,553,644
01/01/2018 to 12/31/2018	$15.43187	$14.33167	3,829,255
01/01/2019 to 12/31/2019	$14.33167	$16.72161	3,636,776
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.12583	2,850,644
01/01/2012 to 12/31/2012	$9.12583	$9.97661	2,504,221
01/01/2013 to 12/31/2013	$9.97661	$10.80546	2,282,040
01/01/2014 to 12/31/2014	$10.80546	$11.07411	2,068,351
01/01/2015 to 12/31/2015	$11.07411	$10.49517	1,920,684
01/01/2016 to 12/31/2016	$10.49517	$10.96853	1,703,801
01/01/2017 to 12/31/2017	$10.96853	$12.06902	1,558,753
01/01/2018 to 12/31/2018	$12.06902	$11.16799	1,337,724
01/01/2019 to 12/31/2019	$11.16799	$12.83434	1,225,645
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.26320	$11.43373	26,072
01/01/2011 to 12/31/2011	$11.43373	$11.42279	31,043
01/01/2012 to 12/31/2012	$11.42279	$11.68410	30,695
01/01/2013 to 12/31/2013	$11.68410	$11.16763	37,201
01/01/2014 to 12/31/2014	$11.16763	$10.90064	14,556
01/01/2015 to 12/31/2015	$10.90064	$10.70185	11,511
01/01/2016 to 12/31/2016	$10.70185	$10.62784	10,629
01/01/2017 to 12/31/2017	$10.62784	$10.56123	7,090
01/01/2018 to 12/31/2018	$10.56123	$10.39441	7,873
01/01/2019 to 12/31/2019	$10.39441	$10.62492	31,629
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.80051	$12.41950	657,967
01/01/2011 to 12/31/2011	$12.41950	$12.52048	562,150
01/01/2012 to 12/31/2012	$12.52048	$13.37279	636,413
01/01/2013 to 12/31/2013	$13.37279	$12.82563	565,790
01/01/2014 to 12/31/2014	$12.82563	$13.06139	483,706
01/01/2015 to 12/31/2015	$13.06139	$12.49241	337,149
01/01/2016 to 12/31/2016	$12.49241	$12.72222	338,598
01/01/2017 to 12/31/2017	$12.72222	$12.97300	368,575
01/01/2018 to 12/31/2018	$12.97300	$12.58984	295,791
01/01/2019 to 12/31/2019	$12.58984	$13.43558	352,393
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.86376	$11.82023	117,733
01/01/2011 to 12/31/2011	$11.82023	$13.39413	94,375
01/01/2012 to 12/31/2012	$13.39413	$13.85289	69,766
01/01/2013 to 12/31/2013	$13.85289	$12.88083	30,534
01/01/2014 to 12/31/2014	$12.88083	$13.12176	28,718
01/01/2015 to 12/31/2015	$13.12176	$12.95782	26,055
01/01/2016 to 12/31/2016	$12.95782	$12.84407	26,049
01/01/2017 to 12/31/2017	$12.84407	$12.64515	26,044
01/01/2018 to 12/31/2018	$12.64515	$12.42322	21,380
01/01/2019 to 12/31/2019	$12.42322	$12.30805	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74446	$9.55565	48,213
01/01/2011 to 12/31/2011	$9.55565	$11.08034	13,583
01/01/2012 to 12/31/2012	$11.08034	$11.50966	2,510
01/01/2013 to 12/31/2013	$11.50966	$10.51262	0
01/01/2014 to 12/31/2014	$10.51262	$10.90380	0
01/01/2015 to 12/31/2015	$10.90380	$10.81615	0
01/01/2016 to 12/31/2016	$10.81615	$10.77501	0
01/01/2017 to 12/31/2017	$10.77501	$10.62143	0
01/01/2018 to 12/31/2018	$10.62143	$10.40670	0
01/01/2019 to 12/31/2019	$10.40670	$10.52353	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95270	70,632
01/01/2011 to 12/31/2011	$10.95270	$12.87421	34,741
01/01/2012 to 12/31/2012	$12.87421	$13.43279	8,558
01/01/2013 to 12/31/2013	$13.43279	$12.20553	0
01/01/2014 to 12/31/2014	$12.20553	$12.84121	0
01/01/2015 to 12/31/2015	$12.84121	$12.77011	0
01/01/2016 to 12/31/2016	$12.77011	$12.73121	0
01/01/2017 to 12/31/2017	$12.73121	$12.63618	0
01/01/2018 to 12/31/2018	$12.63618	$12.35276	0
01/01/2019 to 12/31/2019	$12.35276	$12.68079	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.96009	78,715
01/01/2012 to 12/31/2012	$11.96009	$12.36832	47,478
01/01/2013 to 12/31/2013	$12.36832	$10.90661	0
01/01/2014 to 12/31/2014	$10.90661	$11.76109	0
01/01/2015 to 12/31/2015	$11.76109	$11.73190	0
01/01/2016 to 12/31/2016	$11.73190	$11.67243	0
01/01/2017 to 12/31/2017	$11.67243	$11.58403	0
01/01/2018 to 12/31/2018	$11.58403	$11.29996	3,188
01/01/2019 to 12/31/2019	$11.29996	$11.69093	3,185
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34627	68,897
01/01/2013 to 12/31/2013	$10.34627	$9.07766	207,444
01/01/2014 to 12/31/2014	$9.07766	$9.98847	53,885
01/01/2015 to 12/31/2015	$9.98847	$10.02347	0
01/01/2016 to 12/31/2016	$10.02347	$9.98088	0
01/01/2017 to 12/31/2017	$9.98088	$9.91768	0
01/01/2018 to 12/31/2018	$9.91768	$9.66318	7,233
01/01/2019 to 12/31/2019	$9.66318	$10.05586	35,454
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70520	56,592
01/01/2014 to 12/31/2014	$8.70520	$9.74626	29,841
01/01/2015 to 12/31/2015	$9.74626	$9.79288	0
01/01/2016 to 12/31/2016	$9.79288	$9.75095	0
01/01/2017 to 12/31/2017	$9.75095	$9.68796	0
01/01/2018 to 12/31/2018	$9.68796	$9.40339	0
01/01/2019 to 12/31/2019	$9.40339	$9.91847	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24581	55,718
01/01/2015 to 12/31/2015	$11.24581	$11.20715	143,079
01/01/2016 to 12/31/2016	$11.20715	$11.22099	0
01/01/2017 to 12/31/2017	$11.22099	$11.16462	0
01/01/2018 to 12/31/2018	$11.16462	$10.82672	0
01/01/2019 to 12/31/2019	$10.82672	$11.50026	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88754	27,587
01/01/2016 to 12/31/2016	$9.88754	$9.86158	152,811
01/01/2017 to 12/31/2017	$9.86158	$9.86905	91,703
01/01/2018 to 12/31/2018	$9.86905	$9.54088	123,764
01/01/2019 to 12/31/2019	$9.54088	$10.25669	81,867
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82967	79,511
01/01/2017 to 12/31/2017	$9.82967	$9.86246	43,146
01/01/2018 to 12/31/2018	$9.86246	$9.51354	51,861
01/01/2019 to 12/31/2019	$9.51354	$10.28850	38,053
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98593	0
01/01/2018 to 12/31/2018	$9.98593	$9.55484	2,897
01/01/2019 to 12/31/2019	$9.55484	$10.41732	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61279	0
01/01/2019 to 12/31/2019	$9.61279	$10.54705	1,088
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99873	$11.17740	5,817
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.26952	$10.26814	6,212,739
01/01/2011 to 12/31/2011	$10.26814	$9.78927	5,138,561
01/01/2012 to 12/31/2012	$9.78927	$10.87660	5,417,142
01/01/2013 to 12/31/2013	$10.87660	$13.03710	5,557,153
01/01/2014 to 12/31/2014	$13.03710	$13.62879	5,356,872
01/01/2015 to 12/31/2015	$13.62879	$13.38682	5,069,963
01/01/2016 to 12/31/2016	$13.38682	$13.97427	4,509,006
01/01/2017 to 12/31/2017	$13.97427	$16.09701	4,373,177
01/01/2018 to 12/31/2018	$16.09701	$14.74751	3,615,960
01/01/2019 to 12/31/2019	$14.74751	$17.61457	3,557,972
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59758	849
01/01/2014 to 12/31/2014	$11.59758	$12.87345	4,712
01/01/2015 to 12/31/2015	$12.87345	$12.12859	7,341
01/01/2016 to 12/31/2016	$12.12859	$13.61584	20,160
01/01/2017 to 12/31/2017	$13.61584	$15.75254	22,442
01/01/2018 to 12/31/2018	$15.75254	$14.65545	15,138
01/01/2019 to 12/31/2019	$14.65545	$18.76233	18,545
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.04541	$9.44866	17,206
01/01/2011 to 12/31/2011	$9.44866	$8.76681	15,171
01/01/2012 to 12/31/2012	$8.76681	$10.86107	13,808
01/01/2013 to 12/31/2013	$10.86107	$11.07301	21,789
01/01/2014 to 12/31/2014	$11.07301	$12.32515	21,433
01/01/2015 to 12/31/2015	$12.32515	$12.03126	18,025
01/01/2016 to 12/31/2016	$12.03126	$11.86093	18,070
01/01/2017 to 12/31/2017	$11.86093	$12.85092	18,090
01/01/2018 to 12/31/2018	$12.85092	$11.96295	12,164
01/01/2019 to 12/31/2019	$11.96295	$14.62513	12,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.21482	$12.84404	26,665
01/01/2011 to 12/31/2011	$12.84404	$13.37666	16,530
01/01/2012 to 12/31/2012	$13.37666	$15.07483	28,389
01/01/2013 to 12/31/2013	$15.07483	$15.19011	31,471
01/01/2014 to 12/31/2014	$15.19011	$19.42952	32,625
01/01/2015 to 12/31/2015	$19.42952	$19.90293	31,505
01/01/2016 to 12/31/2016	$19.90293	$20.38351	21,884
01/01/2017 to 12/31/2017	$20.38351	$21.16069	24,076
01/01/2018 to 12/31/2018	$21.16069	$19.68920	15,501
01/01/2019 to 12/31/2019	$19.68920	$25.24243	18,483
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.64605	$9.66094	1,503,201
01/01/2011 to 12/31/2011	$9.66094	$9.29742	1,212,660
01/01/2012 to 12/31/2012	$9.29742	$10.04957	1,337,469
01/01/2013 to 12/31/2013	$10.04957	$11.26814	1,394,472
01/01/2014 to 12/31/2014	$11.26814	$11.35634	1,202,583
01/01/2015 to 12/31/2015	$11.35634	$11.20544	1,064,247
01/01/2016 to 12/31/2016	$11.20544	$11.41444	891,401
01/01/2017 to 12/31/2017	$11.41444	$12.99017	891,340
01/01/2018 to 12/31/2018	$12.99017	$11.70739	591,506
01/01/2019 to 12/31/2019	$11.70739	$13.72637	689,600
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.14036	$9.96633	1,076,636
01/01/2011 to 12/31/2011	$9.96633	$9.68853	900,579
01/01/2012 to 12/31/2012	$9.68853	$10.42454	918,297
01/01/2013 to 12/31/2013	$10.42454	$11.18541	953,392
01/01/2014 to 12/31/2014	$11.18541	$11.37022	871,276
01/01/2015 to 12/31/2015	$11.37022	$11.00810	605,963
01/01/2016 to 12/31/2016	$11.00810	$11.32121	522,166
01/01/2017 to 12/31/2017	$11.32121	$12.42074	561,107
01/01/2018 to 12/31/2018	$12.42074	$11.27757	342,776
01/01/2019 to 12/31/2019	$11.27757	$12.78402	415,628
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43976	$11.69193	28,045
01/01/2011 to 12/31/2011	$11.69193	$11.57271	23,172
01/01/2012 to 12/31/2012	$11.57271	$13.08049	35,071
01/01/2013 to 12/31/2013	$13.08049	$17.74064	48,948
01/01/2014 to 12/31/2014	$17.74064	$18.58087	47,509
01/01/2015 to 12/31/2015	$18.58087	$17.15671	41,248
01/01/2016 to 12/31/2016	$17.15671	$20.83931	38,515
01/01/2017 to 12/31/2017	$20.83931	$22.84387	34,273
01/01/2018 to 12/31/2018	$22.84387	$19.17753	27,069
01/01/2019 to 12/31/2019	$19.17753	$22.97855	29,983
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.21844	$9.98629	116,542
01/01/2011 to 12/31/2011	$9.98629	$9.75943	113,130
01/01/2012 to 12/31/2012	$9.75943	$9.53559	126,339
01/01/2013 to 12/31/2013	$9.53559	$9.31663	111,479
01/01/2014 to 12/31/2014	$9.31663	$9.10274	151,301
01/01/2015 to 12/31/2015	$9.10274	$8.89362	144,924
01/01/2016 to 12/31/2016	$8.89362	$8.69004	137,626
01/01/2017 to 12/31/2017	$8.69004	$8.51986	209,868
01/01/2018 to 12/31/2018	$8.51986	$8.43130	129,864
01/01/2019 to 12/31/2019	$8.43130	$8.37694	128,209

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.19721	$11.30809	29,013
01/01/2011 to 12/31/2011	$11.30809	$11.39954	14,294
01/01/2012 to 12/31/2012	$11.39954	$12.68259	30,841
01/01/2013 to 12/31/2013	$12.68259	$13.28118	41,682
01/01/2014 to 12/31/2014	$13.28118	$13.30812	39,198
01/01/2015 to 12/31/2015	$13.30812	$12.53922	29,783
01/01/2016 to 12/31/2016	$12.53922	$14.13826	32,671
01/01/2017 to 12/31/2017	$14.13826	$14.84664	51,411
01/01/2018 to 12/31/2018	$14.84664	$14.21585	43,271
01/01/2019 to 12/31/2019	$14.21585	$16.01452	35,855
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.68247	$8.49390	33,680
01/01/2011 to 12/31/2011	$8.49390	$7.95195	30,546
01/01/2012 to 12/31/2012	$7.95195	$9.08092	31,862
01/01/2013 to 12/31/2013	$9.08092	$12.40905	68,723
01/01/2014 to 12/31/2014	$12.40905	$13.79073	83,177
01/01/2015 to 12/31/2015	$13.79073	$12.41825	83,747
01/01/2016 to 12/31/2016	$12.41825	$14.54668	77,124
01/01/2017 to 12/31/2017	$14.54668	$16.94164	75,671
01/01/2018 to 12/31/2018	$16.94164	$14.20815	66,483
01/01/2019 to 12/31/2019	$14.20815	$17.98033	36,505
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.89352	$8.83058	39,816
01/01/2011 to 12/31/2011	$8.83058	$7.51292	18,018
01/01/2012 to 12/31/2012	$7.51292	$8.83520	22,798
01/01/2013 to 12/31/2013	$8.83520	$10.27745	24,575
01/01/2014 to 12/31/2014	$10.27745	$9.48665	25,517
01/01/2015 to 12/31/2015	$9.48665	$9.56059	23,824
01/01/2016 to 12/31/2016	$9.56059	$8.98862	22,938
01/01/2017 to 12/31/2017	$8.98862	$11.89437	25,147
01/01/2018 to 12/31/2018	$11.89437	$10.07063	17,892
01/01/2019 to 12/31/2019	$10.07063	$12.99901	29,394
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.68753	$9.42890	35,676
01/01/2011 to 12/31/2011	$9.42890	$8.05644	24,833
01/01/2012 to 12/31/2012	$8.05644	$9.18375	25,172
01/01/2013 to 12/31/2013	$9.18375	$10.71966	24,709
01/01/2014 to 12/31/2014	$10.71966	$9.77145	26,882
01/01/2015 to 12/31/2015	$9.77145	$9.62503	19,958
01/01/2016 to 12/31/2016	$9.62503	$9.45914	19,388
01/01/2017 to 12/31/2017	$9.45914	$11.35112	19,862
01/01/2018 to 12/31/2018	$11.35112	$9.29956	16,970
01/01/2019 to 12/31/2019	$9.29956	$10.90540	19,230
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.82907	$11.72425	904
01/01/2011 to 12/31/2011	$11.72425	$12.88118	4,385,023
01/01/2012 to 12/31/2012	$12.88118	$13.76813	1,804,835
01/01/2013 to 12/31/2013	$13.76813	$13.02394	332,249
01/01/2014 to 12/31/2014	$13.02394	$13.58124	447,097
01/01/2015 to 12/31/2015	$13.58124	$13.42506	2,280,938
01/01/2016 to 12/31/2016	$13.42506	$13.66902	2,915,861
01/01/2017 to 12/31/2017	$13.66902	$13.93188	1,406,144
01/01/2018 to 12/31/2018	$13.93188	$13.57390	5,390,219
01/01/2019 to 12/31/2019	$13.57390	$14.75168	2,123,978

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.79688	$9.78253	516,166
01/01/2011 to 12/31/2011	$9.78253	$9.50384	395,770
01/01/2012 to 12/31/2012	$9.50384	$10.54658	490,907
01/01/2013 to 12/31/2013	$10.54658	$11.98217	531,417
01/01/2014 to 12/31/2014	$11.98217	$12.45210	481,989
01/01/2015 to 12/31/2015	$12.45210	$12.03872	380,225
01/01/2016 to 12/31/2016	$12.03872	$12.37664	335,978
01/01/2017 to 12/31/2017	$12.37664	$14.14380	347,883
01/01/2018 to 12/31/2018	$14.14380	$12.79863	244,793
01/01/2019 to 12/31/2019	$12.79863	$14.93447	280,101
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.33368	$10.82050	80,230
01/01/2011 to 12/31/2011	$10.82050	$9.60488	59,517
01/01/2012 to 12/31/2012	$9.60488	$11.43995	66,146
01/01/2013 to 12/31/2013	$11.43995	$12.89430	71,291
01/01/2014 to 12/31/2014	$12.89430	$11.79623	66,023
01/01/2015 to 12/31/2015	$11.79623	$11.20321	56,919
01/01/2016 to 12/31/2016	$11.20321	$11.15796	49,632
01/01/2017 to 12/31/2017	$11.15796	$14.13314	47,920
01/01/2018 to 12/31/2018	$14.13314	$11.39475	33,060
01/01/2019 to 12/31/2019	$11.39475	$14.16391	39,624
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.96455	$11.49692	724,178
01/01/2011 to 12/31/2011	$11.49692	$11.25949	657,747
01/01/2012 to 12/31/2012	$11.25949	$12.17972	825,471
01/01/2013 to 12/31/2013	$12.17972	$13.21287	785,813
01/01/2014 to 12/31/2014	$13.21287	$13.61293	749,969
01/01/2015 to 12/31/2015	$13.61293	$13.27606	623,960
01/01/2016 to 12/31/2016	$13.27606	$13.46978	534,611
01/01/2017 to 12/31/2017	$13.46978	$14.75936	530,303
01/01/2018 to 12/31/2018	$14.75936	$13.67948	383,560
01/01/2019 to 12/31/2019	$13.67948	$15.31802	450,869
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28169	$11.18250	6,898
01/01/2011 to 12/31/2011	$11.18250	$10.99851	3,991
01/01/2012 to 12/31/2012	$10.99851	$12.37752	30,638
01/01/2013 to 12/31/2013	$12.37752	$16.50679	32,675
01/01/2014 to 12/31/2014	$16.50679	$17.66066	34,927
01/01/2015 to 12/31/2015	$17.66066	$19.09011	24,521
01/01/2016 to 12/31/2016	$19.09011	$18.37958	25,089
01/01/2017 to 12/31/2017	$18.37958	$24.39342	23,000
01/01/2018 to 12/31/2018	$24.39342	$23.44617	18,148
01/01/2019 to 12/31/2019	$23.44617	$30.37632	18,042
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.90497	$10.41910	32,195
01/01/2011 to 12/31/2011	$10.41910	$10.08715	30,727
01/01/2012 to 12/31/2012	$10.08715	$11.06404	37,332
01/01/2013 to 12/31/2013	$11.06404	$14.76780	34,368
01/01/2014 to 12/31/2014	$14.76780	$15.95672	93,336
01/01/2015 to 12/31/2015	$15.95672	$17.16059	72,101
01/01/2016 to 12/31/2016	$17.16059	$17.70247	75,196
01/01/2017 to 12/31/2017	$17.70247	$23.00339	71,453
01/01/2018 to 12/31/2018	$23.00339	$21.86826	52,480
01/01/2019 to 12/31/2019	$21.86826	$28.12443	49,104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.20837	$12.27036	20,031
01/01/2011 to 12/31/2011	$12.27036	$11.61339	15,584
01/01/2012 to 12/31/2012	$11.61339	$13.96490	27,825
01/01/2013 to 12/31/2013	$13.96490	$17.41492	30,046
01/01/2014 to 12/31/2014	$17.41492	$17.63286	38,637
01/01/2015 to 12/31/2015	$17.63286	$16.97551	30,579
01/01/2016 to 12/31/2016	$16.97551	$17.76620	32,354
01/01/2017 to 12/31/2017	$17.76620	$21.49793	38,689
01/01/2018 to 12/31/2018	$21.49793	$18.99516	37,158
01/01/2019 to 12/31/2019	$18.99516	$24.11884	41,016
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.27770	49,370
01/01/2013 to 12/31/2013	$10.27770	$11.94105	101,613
01/01/2014 to 12/31/2014	$11.94105	$12.26636	95,582
01/01/2015 to 12/31/2015	$12.26636	$11.83588	77,367
01/01/2016 to 12/31/2016	$11.83588	$12.06457	73,861
01/01/2017 to 12/31/2017	$12.06457	$13.73254	82,863
01/01/2018 to 12/31/2018	$13.73254	$12.30536	69,112
01/01/2019 to 12/31/2019	$12.30536	$14.75958	86,108
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.74490	$10.73856	9,079
01/01/2011 to 12/31/2011	$10.73856	$10.43001	7,440
01/01/2012 to 12/31/2012	$10.43001	$11.93110	5,887
01/01/2013 to 12/31/2013	$11.93110	$15.93617	6,081
01/01/2014 to 12/31/2014	$15.93617	$16.92637	6,143
01/01/2015 to 12/31/2015	$16.92637	$17.73331	8,551
01/01/2016 to 12/31/2016	$17.73331	$17.65828	7,438
01/01/2017 to 12/31/2017	$17.65828	$22.55248	6,633
01/01/2018 to 12/31/2018	$22.55248	$22.50549	6,584
01/01/2019 to 12/31/2019	$22.50549	$30.29604	23,809
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99810	$10.17185	0
01/01/2013 to 12/31/2013	$10.17185	$13.36759	712
01/01/2014 to 12/31/2014	$13.36759	$14.39519	516
01/01/2015 to 12/31/2015	$14.39519	$13.96287	3,081
01/01/2016 to 12/31/2016	$13.96287	$15.47743	3,542
01/01/2017 to 12/31/2017	$15.47743	$17.74534	5,559
01/01/2018 to 12/31/2018	$17.74534	$15.57589	8,855
01/01/2019 to 12/31/2019	$15.57589	$19.68439	10,131
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.30917	$13.24024	66,611
01/01/2011 to 12/31/2011	$13.24024	$12.55147	39,720
01/01/2012 to 12/31/2012	$12.55147	$14.66808	51,742
01/01/2013 to 12/31/2013	$14.66808	$18.94493	53,019
01/01/2014 to 12/31/2014	$18.94493	$20.64370	60,072
01/01/2015 to 12/31/2015	$20.64370	$19.02289	76,503
01/01/2016 to 12/31/2016	$19.02289	$18.89277	69,835
01/01/2017 to 12/31/2017	$18.89277	$23.46127	68,060
01/01/2018 to 12/31/2018	$23.46127	$21.92272	49,672
01/01/2019 to 12/31/2019	$21.92272	$27.87834	63,227

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.15272	$11.03847	41,087
01/01/2011 to 12/31/2011	$11.03847	$10.51733	26,688
01/01/2012 to 12/31/2012	$10.51733	$12.03539	40,518
01/01/2013 to 12/31/2013	$12.03539	$16.69890	48,497
01/01/2014 to 12/31/2014	$16.69890	$18.64059	52,518
01/01/2015 to 12/31/2015	$18.64059	$17.18584	64,398
01/01/2016 to 12/31/2016	$17.18584	$19.85328	66,377
01/01/2017 to 12/31/2017	$19.85328	$22.07351	68,573
01/01/2018 to 12/31/2018	$22.07351	$18.01787	54,994
01/01/2019 to 12/31/2019	$18.01787	$21.30367	43,956
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04108	$10.80079	76,512
01/01/2011 to 12/31/2011	$10.80079	$8.41374	50,301
01/01/2012 to 12/31/2012	$8.41374	$9.69414	54,593
01/01/2013 to 12/31/2013	$9.69414	$9.49268	54,655
01/01/2014 to 12/31/2014	$9.49268	$8.84038	55,555
01/01/2015 to 12/31/2015	$8.84038	$7.19247	46,187
01/01/2016 to 12/31/2016	$7.19247	$7.89648	61,401
01/01/2017 to 12/31/2017	$7.89648	$9.75083	68,302
01/01/2018 to 12/31/2018	$9.75083	$8.18757	52,458
01/01/2019 to 12/31/2019	$8.18757	$9.06741	66,691
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.36969	$11.20278	4,162,296
01/01/2011 to 12/31/2011	$11.20278	$11.05498	3,947,323
01/01/2012 to 12/31/2012	$11.05498	$11.92123	4,105,553
01/01/2013 to 12/31/2013	$11.92123	$12.72044	3,667,513
01/01/2014 to 12/31/2014	$12.72044	$13.14612	3,360,846
01/01/2015 to 12/31/2015	$13.14612	$12.86271	2,973,746
01/01/2016 to 12/31/2016	$12.86271	$13.26247	2,748,665
01/01/2017 to 12/31/2017	$13.26247	$14.27144	2,507,203
01/01/2018 to 12/31/2018	$14.27144	$13.54601	2,026,788
01/01/2019 to 12/31/2019	$13.54601	$15.18579	1,942,445
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05918	0
01/01/2012 to 12/31/2012	$10.05918	$10.52644	10,736
01/01/2013 to 12/31/2013	$10.52644	$10.04686	12,575
01/01/2014 to 12/31/2014	$10.04686	$10.41113	25,331
01/01/2015 to 12/31/2015	$10.41113	$10.14477	35,243
01/01/2016 to 12/31/2016	$10.14477	$10.32962	43,692
01/01/2017 to 12/31/2017	$10.32962	$10.66542	76,725
01/01/2018 to 12/31/2018	$10.66542	$10.33440	67,013
01/01/2019 to 12/31/2019	$10.33440	$11.08208	81,086
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.09236	$9.41046	2,836,532
01/01/2011 to 12/31/2011	$9.41046	$8.62330	2,057,158
01/01/2012 to 12/31/2012	$8.62330	$9.51355	2,579,148
01/01/2013 to 12/31/2013	$9.51355	$10.87774	2,597,621
01/01/2014 to 12/31/2014	$10.87774	$11.60554	2,501,296
01/01/2015 to 12/31/2015	$11.60554	$11.26949	2,891,604
01/01/2016 to 12/31/2016	$11.26949	$12.12274	2,591,382
01/01/2017 to 12/31/2017	$12.12274	$13.75177	4,440,957
01/01/2018 to 12/31/2018	$13.75177	$12.41375	3,073,540
01/01/2019 to 12/31/2019	$12.41375	$14.45490	3,652,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62451	0
01/01/2014 to 12/31/2014	$11.62451	$13.08872	0
01/01/2015 to 12/31/2015	$13.08872	$12.98552	1,284
01/01/2016 to 12/31/2016	$12.98552	$14.06544	1,230
01/01/2017 to 12/31/2017	$14.06544	$16.68608	1,085
01/01/2018 to 12/31/2018	$16.68608	$15.13510	1,085
01/01/2019 to 12/31/2019	$15.13510	$18.51233	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.08794	$9.09147	11,783
01/01/2011 to 12/31/2011	$9.09147	$9.19011	10,286
01/01/2012 to 12/31/2012	$9.19011	$10.66725	26,669
01/01/2013 to 12/31/2013	$10.66725	$13.80222	27,143
01/01/2014 to 12/31/2014	$13.80222	$15.80658	29,255
01/01/2015 to 12/31/2015	$15.80658	$15.91914	32,672
01/01/2016 to 12/31/2016	$15.91914	$17.86365	31,875
01/01/2017 to 12/31/2017	$17.86365	$21.33842	32,057
01/01/2018 to 12/31/2018	$21.33842	$19.13276	24,906
01/01/2019 to 12/31/2019	$19.13276	$23.26693	28,061
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86065	0
01/01/2012 to 12/31/2012	$8.86065	$9.79586	0
01/01/2013 to 12/31/2013	$9.79586	$11.71463	0
01/01/2014 to 12/31/2014	$11.71463	$12.18966	0
01/01/2015 to 12/31/2015	$12.18966	$11.92765	0
01/01/2016 to 12/31/2016	$11.92765	$12.39126	0
01/01/2017 to 12/31/2017	$12.39126	$14.30991	0
01/01/2018 to 12/31/2018	$14.30991	$13.06699	0
01/01/2019 to 12/31/2019	$13.06699	$15.47425	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.24860	$11.97731	14,714
01/01/2011 to 12/31/2011	$11.97731	$10.16820	12,507
01/01/2012 to 12/31/2012	$10.16820	$11.92855	19,897
01/01/2013 to 12/31/2013	$11.92855	$16.41123	23,106
01/01/2014 to 12/31/2014	$16.41123	$16.82656	23,598
01/01/2015 to 12/31/2015	$16.82656	$16.65965	21,384
01/01/2016 to 12/31/2016	$16.65965	$17.53120	18,342
01/01/2017 to 12/31/2017	$17.53120	$21.87310	26,077
01/01/2018 to 12/31/2018	$21.87310	$19.05087	19,268
01/01/2019 to 12/31/2019	$19.05087	$25.40417	20,844
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.58389	$11.44129	13,593
01/01/2011 to 12/31/2011	$11.44129	$11.06953	14,395
01/01/2012 to 12/31/2012	$11.06953	$12.13176	22,429
01/01/2013 to 12/31/2013	$12.13176	$16.02249	26,471
01/01/2014 to 12/31/2014	$16.02249	$16.25234	25,882
01/01/2015 to 12/31/2015	$16.25234	$16.00390	31,018
01/01/2016 to 12/31/2016	$16.00390	$17.52568	21,429
01/01/2017 to 12/31/2017	$17.52568	$21.21988	19,708
01/01/2018 to 12/31/2018	$21.21988	$18.98763	16,923
01/01/2019 to 12/31/2019	$18.98763	$24.13950	19,824

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.75803	$12.01245	13,701
01/01/2011 to 12/31/2011	$12.01245	$11.03554	11,981
01/01/2012 to 12/31/2012	$11.03554	$12.73983	13,455
01/01/2013 to 12/31/2013	$12.73983	$17.10295	14,519
01/01/2014 to 12/31/2014	$17.10295	$17.59056	14,722
01/01/2015 to 12/31/2015	$17.59056	$16.44591	11,355
01/01/2016 to 12/31/2016	$16.44591	$20.76201	19,627
01/01/2017 to 12/31/2017	$20.76201	$21.77700	22,561
01/01/2018 to 12/31/2018	$21.77700	$17.64141	19,711
01/01/2019 to 12/31/2019	$17.64141	$21.02489	10,652
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.31836	$11.24440	1,121,419
01/01/2011 to 12/31/2011	$11.24440	$11.20462	974,269
01/01/2012 to 12/31/2012	$11.20462	$12.42437	1,249,134
01/01/2013 to 12/31/2013	$12.42437	$14.18257	1,335,103
01/01/2014 to 12/31/2014	$14.18257	$14.67176	1,306,134
01/01/2015 to 12/31/2015	$14.67176	$14.34086	1,666,248
01/01/2016 to 12/31/2016	$14.34086	$15.06940	1,620,453
01/01/2017 to 12/31/2017	$15.06940	$16.99289	1,644,886
01/01/2018 to 12/31/2018	$16.99289	$15.71621	1,177,808
01/01/2019 to 12/31/2019	$15.71621	$18.55609	1,299,050
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.58786	$10.84896	54,510
01/01/2011 to 12/31/2011	$10.84896	$10.42050	32,934
01/01/2012 to 12/31/2012	$10.42050	$11.97100	51,939
01/01/2013 to 12/31/2013	$11.97100	$16.84560	50,813
01/01/2014 to 12/31/2014	$16.84560	$17.83237	62,494
01/01/2015 to 12/31/2015	$17.83237	$19.09260	69,005
01/01/2016 to 12/31/2016	$19.09260	$19.15862	52,994
01/01/2017 to 12/31/2017	$19.15862	$25.81228	50,537
01/01/2018 to 12/31/2018	$25.81228	$26.19134	98,951
01/01/2019 to 12/31/2019	$26.19134	$32.81411	117,156
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.86726	$9.74163	3,574
01/01/2011 to 12/31/2011	$9.74163	$9.47142	5,605
01/01/2012 to 12/31/2012	$9.47142	$10.49380	14,299
01/01/2013 to 12/31/2013	$10.49380	$13.80352	13,124
01/01/2014 to 12/31/2014	$13.80352	$13.69665	12,818
01/01/2015 to 12/31/2015	$13.69665	$12.57065	10,131
01/01/2016 to 12/31/2016	$12.57065	$13.03548	8,830
01/01/2017 to 12/31/2017	$13.03548	$14.84530	9,819
01/01/2018 to 12/31/2018	$14.84530	$13.09426	6,079
01/01/2019 to 12/31/2019	$13.09426	$16.11615	72,819
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.93549	$15.22376	126,830
01/01/2011 to 12/31/2011	$15.22376	$12.65564	97,965
01/01/2012 to 12/31/2012	$12.65564	$12.81165	135,945
01/01/2013 to 12/31/2013	$12.81165	$14.44278	121,010
01/01/2014 to 12/31/2014	$14.44278	$12.93120	113,122
01/01/2015 to 12/31/2015	$12.93120	$10.20163	103,589
01/01/2016 to 12/31/2016	$10.20163	$12.42155	149,759
01/01/2017 to 12/31/2017	$12.42155	$13.38801	144,276
01/01/2018 to 12/31/2018	$13.38801	$10.90064	79,881
01/01/2019 to 12/31/2019	$10.90064	$12.44668	124,416

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.91472	$11.27667	44,913
01/01/2011 to 12/31/2011	$11.27667	$11.47253	44,268
01/01/2012 to 12/31/2012	$11.47253	$11.79435	48,601
01/01/2013 to 12/31/2013	$11.79435	$11.09100	29,666
01/01/2014 to 12/31/2014	$11.09100	$10.89663	31,477
01/01/2015 to 12/31/2015	$10.89663	$10.15474	27,310
01/01/2016 to 12/31/2016	$10.15474	$10.35440	25,577
01/01/2017 to 12/31/2017	$10.35440	$10.32372	22,835
01/01/2018 to 12/31/2018	$10.32372	$10.28693	9,233
01/01/2019 to 12/31/2019	$10.28693	$10.21196	10,678
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.46381	$11.42956	11,219
01/01/2011 to 12/31/2011	$11.42956	$10.78208	8,336
01/01/2012 to 12/31/2012	$10.78208	$12.47352	13,784
01/01/2013 to 12/31/2013	$12.47352	$16.13772	15,479
01/01/2014 to 12/31/2014	$16.13772	$18.12745	14,714
01/01/2015 to 12/31/2015	$18.12745	$16.54068	13,263
01/01/2016 to 12/31/2016	$16.54068	$18.42373	18,589
01/01/2017 to 12/31/2017	$18.42373	$21.33768	18,574
01/01/2018 to 12/31/2018	$21.33768	$17.40005	16,987
01/01/2019 to 12/31/2019	$17.40005	$20.25526	11,417
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.54740	$9.57358	155,762
01/01/2011 to 12/31/2011	$9.57358	$9.03083	134,788
01/01/2012 to 12/31/2012	$9.03083	$9.79434	174,625
01/01/2013 to 12/31/2013	$9.79434	$11.53150	254,844
01/01/2014 to 12/31/2014	$11.53150	$11.88693	300,394
01/01/2015 to 12/31/2015	$11.88693	$11.54048	245,006
01/01/2016 to 12/31/2016	$11.54048	$12.01186	227,616
01/01/2017 to 12/31/2017	$12.01186	$13.33218	152,905
01/01/2018 to 12/31/2018	$13.33218	$12.37354	124,521
01/01/2019 to 12/31/2019	$12.37354	$14.57436	134,198
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.07192	$10.60805	137,974
01/01/2011 to 12/31/2011	$10.60805	$10.98935	114,585
01/01/2012 to 12/31/2012	$10.98935	$11.57971	143,134
01/01/2013 to 12/31/2013	$11.57971	$11.14492	161,646
01/01/2014 to 12/31/2014	$11.14492	$11.67273	145,509
01/01/2015 to 12/31/2015	$11.67273	$11.54569	169,536
01/01/2016 to 12/31/2016	$11.54569	$11.86218	150,743
01/01/2017 to 12/31/2017	$11.86218	$12.32166	172,125
01/01/2018 to 12/31/2018	$12.32166	$11.76469	158,623
01/01/2019 to 12/31/2019	$11.76469	$12.90856	172,658
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.07106	$10.40165	0
01/01/2011 to 12/31/2011	$10.40165	$10.86923	0
01/01/2012 to 12/31/2012	$10.86923	$11.77220	0
01/01/2013 to 12/31/2013	$11.77220	$14.77450	0
01/01/2014 to 12/31/2014	$14.77450	$15.91163	0
01/01/2015 to 12/31/2015	$15.91163	$16.19350	0
01/01/2016 to 12/31/2016	$16.19350	$16.38329	0
01/01/2017 to 12/31/2017	$16.38329	$18.41827	0
01/01/2018 to 12/31/2018	$18.41827	$15.32948	0
01/01/2019 to 12/31/2019	$15.32948	$18.95588	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.95999	$10.62684	0
01/01/2011 to 12/31/2011	$10.62684	$10.95424	0
01/01/2012 to 12/31/2012	$10.95424	$13.06738	0
01/01/2013 to 12/31/2013	$13.06738	$17.85789	0
01/01/2014 to 12/31/2014	$17.85789	$19.62197	0
01/01/2015 to 12/31/2015	$19.62197	$20.07041	0
01/01/2016 to 12/31/2016	$20.07041	$20.43151	0
01/01/2017 to 12/31/2017	$20.43151	$23.63061	0
01/01/2018 to 12/31/2018	$23.63061	$23.22701	0
01/01/2019 to 12/31/2019	$23.22701	$28.28526	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.89726	$6.39174	0
01/01/2011 to 12/31/2011	$6.39174	$5.38135	0
01/01/2012 to 12/31/2012	$5.38135	$6.55781	0
01/01/2013 to 12/31/2013	$6.55781	$8.46259	0
01/01/2014 to 12/31/2014	$8.46259	$9.33632	0
01/01/2015 to 12/31/2015	$9.33632	$8.98556	0
01/01/2016 to 12/31/2016	$8.98556	$10.12483	0
01/01/2017 to 12/31/2017	$10.12483	$11.69260	0
01/01/2018 to 12/31/2018	$11.69260	$10.23132	0
01/01/2019 to 12/31/2019	$10.23132	$13.02241	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.69400	$9.74078	0
01/01/2011 to 12/31/2011	$9.74078	$10.48002	0
01/01/2012 to 12/31/2012	$10.48002	$12.02099	0
01/01/2013 to 12/31/2013	$12.02099	$16.41472	0
01/01/2014 to 12/31/2014	$16.41472	$19.83878	0
01/01/2015 to 12/31/2015	$19.83878	$20.35689	0
01/01/2016 to 12/31/2016	$20.35689	$19.08440	0
01/01/2017 to 12/31/2017	$19.08440	$22.54806	0
01/01/2018 to 12/31/2018	$22.54806	$23.00453	0
01/01/2019 to 12/31/2019	$23.00453	$26.83013	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.35928	$8.89801	0
01/01/2011 to 12/31/2011	$8.89801	$8.53881	0
01/01/2012 to 12/31/2012	$8.53881	$9.66036	0
01/01/2013 to 12/31/2013	$9.66036	$13.04318	0
01/01/2014 to 12/31/2014	$13.04318	$13.45439	0
01/01/2015 to 12/31/2015	$13.45439	$12.69577	0
01/01/2016 to 12/31/2016	$12.69577	$14.58164	0
01/01/2017 to 12/31/2017	$14.58164	$17.43903	0
01/01/2018 to 12/31/2018	$17.43903	$14.86143	0
01/01/2019 to 12/31/2019	$14.86143	$18.94784	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.47530	$9.37259	0
01/01/2011 to 12/31/2011	$9.37259	$9.44438	0
01/01/2012 to 12/31/2012	$9.44438	$10.40060	0
01/01/2013 to 12/31/2013	$10.40060	$13.27809	0
01/01/2014 to 12/31/2014	$13.27809	$14.65028	0
01/01/2015 to 12/31/2015	$14.65028	$14.85169	0
01/01/2016 to 12/31/2016	$14.85169	$15.23927	0
01/01/2017 to 12/31/2017	$15.23927	$18.65646	0
01/01/2018 to 12/31/2018	$18.65646	$17.88673	0
01/01/2019 to 12/31/2019	$17.88673	$22.52486	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.28739	$8.03823	0
01/01/2011 to 12/31/2011	$8.03823	$7.75349	0
01/01/2012 to 12/31/2012	$7.75349	$8.74330	0
01/01/2013 to 12/31/2013	$8.74330	$11.09622	0
01/01/2014 to 12/31/2014	$11.09622	$11.97689	0
01/01/2015 to 12/31/2015	$11.97689	$11.14772	0
01/01/2016 to 12/31/2016	$11.14772	$12.57324	0
01/01/2017 to 12/31/2017	$12.57324	$13.93591	0
01/01/2018 to 12/31/2018	$13.93591	$12.16734	0
01/01/2019 to 12/31/2019	$12.16734	$15.42762	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.34071	$10.46522	0
01/01/2011 to 12/31/2011	$10.46522	$9.92945	0
01/01/2012 to 12/31/2012	$9.92945	$11.19304	0
01/01/2013 to 12/31/2013	$11.19304	$14.27442	0
01/01/2014 to 12/31/2014	$14.27442	$14.76834	0
01/01/2015 to 12/31/2015	$14.76834	$14.47018	0
01/01/2016 to 12/31/2016	$14.47018	$15.95925	0
01/01/2017 to 12/31/2017	$15.95925	$18.44847	0
01/01/2018 to 12/31/2018	$18.44847	$15.86365	0
01/01/2019 to 12/31/2019	$15.86365	$19.25683	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.22837	$9.68372	0
01/01/2011 to 12/31/2011	$9.68372	$9.09046	0
01/01/2012 to 12/31/2012	$9.09046	$10.35248	0
01/01/2013 to 12/31/2013	$10.35248	$13.36766	0
01/01/2014 to 12/31/2014	$13.36766	$14.39099	0
01/01/2015 to 12/31/2015	$14.39099	$12.90415	0
01/01/2016 to 12/31/2016	$12.90415	$15.67757	0
01/01/2017 to 12/31/2017	$15.67757	$16.94368	0
01/01/2018 to 12/31/2018	$16.94368	$14.35258	0
01/01/2019 to 12/31/2019	$14.35258	$17.40007	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.86444	$8.36296	0
01/01/2011 to 12/31/2011	$8.36296	$8.55948	0
01/01/2012 to 12/31/2012	$8.55948	$9.79861	0
01/01/2013 to 12/31/2013	$9.79861	$9.58239	0
01/01/2014 to 12/31/2014	$9.58239	$11.70468	0
01/01/2015 to 12/31/2015	$11.70468	$11.47302	0
01/01/2016 to 12/31/2016	$11.47302	$11.85213	0
01/01/2017 to 12/31/2017	$11.85213	$12.51300	0
01/01/2018 to 12/31/2018	$12.51300	$11.52765	0
01/01/2019 to 12/31/2019	$11.52765	$14.27688	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.35679	$10.26535	0
01/01/2011 to 12/31/2011	$10.26535	$10.15857	0
01/01/2012 to 12/31/2012	$10.15857	$11.16373	0
01/01/2013 to 12/31/2013	$11.16373	$15.31695	0
01/01/2014 to 12/31/2014	$15.31695	$15.29039	0
01/01/2015 to 12/31/2015	$15.29039	$15.11440	0
01/01/2016 to 12/31/2016	$15.11440	$17.75647	0
01/01/2017 to 12/31/2017	$17.75647	$19.59998	0
01/01/2018 to 12/31/2018	$19.59998	$18.04666	0
01/01/2019 to 12/31/2019	$18.04666	$21.00311	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.40716	$10.02984	0
01/01/2011 to 12/31/2011	$10.02984	$9.39785	0
01/01/2012 to 12/31/2012	$9.39785	$10.66510	0
01/01/2013 to 12/31/2013	$10.66510	$14.34617	0
01/01/2014 to 12/31/2014	$14.34617	$14.83164	0
01/01/2015 to 12/31/2015	$14.83164	$13.29140	0
01/01/2016 to 12/31/2016	$13.29140	$16.72421	0
01/01/2017 to 12/31/2017	$16.72421	$17.92819	0
01/01/2018 to 12/31/2018	$17.92819	$15.02429	0
01/01/2019 to 12/31/2019	$15.02429	$17.99157	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.58749	$8.57621	0
01/01/2011 to 12/31/2011	$8.57621	$8.53611	0
01/01/2012 to 12/31/2012	$8.53611	$9.71718	0
01/01/2013 to 12/31/2013	$9.71718	$10.64000	0
01/01/2014 to 12/31/2014	$10.64000	$10.45451	0
01/01/2015 to 12/31/2015	$10.45451	$10.36988	0
01/01/2016 to 12/31/2016	$10.36988	$12.32690	0
01/01/2017 to 12/31/2017	$12.32690	$11.78881	0
01/01/2018 to 12/31/2018	$11.78881	$9.77702	0
01/01/2019 to 12/31/2019	$9.77702	$10.96326	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.77133	$8.04473	0
01/01/2011 to 12/31/2011	$8.04473	$9.23675	0
01/01/2012 to 12/31/2012	$9.23675	$9.03694	0
01/01/2013 to 12/31/2013	$9.03694	$10.00483	0
01/01/2014 to 12/31/2014	$10.00483	$12.30542	0
01/01/2015 to 12/31/2015	$12.30542	$11.25303	0
01/01/2016 to 12/31/2016	$11.25303	$12.65316	0
01/01/2017 to 12/31/2017	$12.65316	$13.67891	0
01/01/2018 to 12/31/2018	$13.67891	$13.74858	0
01/01/2019 to 12/31/2019	$13.74858	$16.50572	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.60%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.60%) OR HD GRO 60 bps and Combo
Combo DB (2.60%) DB (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34622	$10.19937	4,966,744
01/01/2011 to 12/31/2011	$10.19937	$9.67688	4,542,358
01/01/2012 to 12/31/2012	$9.67688	$10.61646	4,254,692
01/01/2013 to 12/31/2013	$10.61646	$11.37944	3,915,392
01/01/2014 to 12/31/2014	$11.37944	$11.51451	3,441,789
01/01/2015 to 12/31/2015	$11.51451	$10.86150	3,070,059
01/01/2016 to 12/31/2016	$10.86150	$11.25757	2,765,668
01/01/2017 to 12/31/2017	$11.25757	$12.35408	2,457,041
01/01/2018 to 12/31/2018	$12.35408	$11.05967	2,152,518
01/01/2019 to 12/31/2019	$11.05967	$12.50999	1,946,401
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.50522	$10.53429	2,558,787
01/01/2011 to 12/31/2011	$10.53429	$10.27926	2,262,521
01/01/2012 to 12/31/2012	$10.27926	$11.38582	2,196,331
01/01/2013 to 12/31/2013	$11.38582	$12.93477	2,217,586
01/01/2014 to 12/31/2014	$12.93477	$13.37698	2,138,060
01/01/2015 to 12/31/2015	$13.37698	$13.14258	1,979,719
01/01/2016 to 12/31/2016	$13.14258	$13.72065	1,842,002
01/01/2017 to 12/31/2017	$13.72065	$15.63770	1,582,967
01/01/2018 to 12/31/2018	$15.63770	$14.34213	1,465,974
01/01/2019 to 12/31/2019	$14.34213	$17.03436	1,452,139
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.78175	$9.57936	61,002
01/01/2011 to 12/31/2011	$9.57936	$9.16732	75,383
01/01/2012 to 12/31/2012	$9.16732	$9.85326	94,664
01/01/2013 to 12/31/2013	$9.85326	$10.79820	100,549
01/01/2014 to 12/31/2014	$10.79820	$11.06546	100,739
01/01/2015 to 12/31/2015	$11.06546	$10.76714	118,929
01/01/2016 to 12/31/2016	$10.76714	$11.00023	99,171
01/01/2017 to 12/31/2017	$11.00023	$12.46270	92,634
01/01/2018 to 12/31/2018	$12.46270	$11.18527	98,958
01/01/2019 to 12/31/2019	$11.18527	$12.86938	92,036
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.56584	0
01/01/2014 to 12/31/2014	$11.56584	$12.75733	0
01/01/2015 to 12/31/2015	$12.75733	$12.64874	0
01/01/2016 to 12/31/2016	$12.64874	$13.64854	0
01/01/2017 to 12/31/2017	$13.64854	$16.24850	0
01/01/2018 to 12/31/2018	$16.24850	$14.54633	0
01/01/2019 to 12/31/2019	$14.54633	$17.37883	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58516	$10.49278	3,664,363
01/01/2011 to 12/31/2011	$10.49278	$10.10302	3,318,645
01/01/2012 to 12/31/2012	$10.10302	$11.07499	3,064,089
01/01/2013 to 12/31/2013	$11.07499	$12.69936	2,848,878
01/01/2014 to 12/31/2014	$12.69936	$13.18473	2,553,067
01/01/2015 to 12/31/2015	$13.18473	$12.91179	2,337,538
01/01/2016 to 12/31/2016	$12.91179	$13.37805	2,268,408
01/01/2017 to 12/31/2017	$13.37805	$14.98362	2,085,393
01/01/2018 to 12/31/2018	$14.98362	$13.88136	1,915,165
01/01/2019 to 12/31/2019	$13.88136	$16.15668	1,819,360
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99719	$9.11083	2,474,475
01/01/2012 to 12/31/2012	$9.11083	$9.93582	2,389,612
01/01/2013 to 12/31/2013	$9.93582	$10.73507	2,092,859
01/01/2014 to 12/31/2014	$10.73507	$10.97512	1,888,174
01/01/2015 to 12/31/2015	$10.97512	$10.37594	1,681,891
01/01/2016 to 12/31/2016	$10.37594	$10.81752	1,555,550
01/01/2017 to 12/31/2017	$10.81752	$11.87385	1,365,689
01/01/2018 to 12/31/2018	$11.87385	$10.96032	1,202,644
01/01/2019 to 12/31/2019	$10.96032	$12.56494	1,067,245
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.13203	$11.27296	0
01/01/2011 to 12/31/2011	$11.27296	$11.23479	0
01/01/2012 to 12/31/2012	$11.23479	$11.46375	0
01/01/2013 to 12/31/2013	$11.46375	$10.93039	0
01/01/2014 to 12/31/2014	$10.93039	$10.64310	0
01/01/2015 to 12/31/2015	$10.64310	$10.42357	0
01/01/2016 to 12/31/2016	$10.42357	$10.32648	0
01/01/2017 to 12/31/2017	$10.32648	$10.23685	0
01/01/2018 to 12/31/2018	$10.23685	$10.05022	0
01/01/2019 to 12/31/2019	$10.05022	$10.24824	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.69541	$12.27880	0
01/01/2011 to 12/31/2011	$12.27880	$12.34857	0
01/01/2012 to 12/31/2012	$12.34857	$13.15703	0
01/01/2013 to 12/31/2013	$13.15703	$12.58798	0
01/01/2014 to 12/31/2014	$12.58798	$12.78818	0
01/01/2015 to 12/31/2015	$12.78818	$12.20132	0
01/01/2016 to 12/31/2016	$12.20132	$12.39558	0
01/01/2017 to 12/31/2017	$12.39558	$12.60916	0
01/01/2018 to 12/31/2018	$12.60916	$12.20670	0
01/01/2019 to 12/31/2019	$12.20670	$12.99496	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.54520	$10.36029	0
01/01/2011 to 12/31/2011	$10.36029	$11.71117	0
01/01/2012 to 12/31/2012	$11.71117	$12.08262	0
01/01/2013 to 12/31/2013	$12.08262	$11.20732	0
01/01/2014 to 12/31/2014	$11.20732	$11.38909	0
01/01/2015 to 12/31/2015	$11.38909	$11.21936	0
01/01/2016 to 12/31/2016	$11.21936	$11.09388	0
01/01/2017 to 12/31/2017	$11.09388	$10.89553	0
01/01/2018 to 12/31/2018	$10.89553	$10.67815	0
01/01/2019 to 12/31/2019	$10.67815	$10.55330	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.22108	$10.05194	0
01/01/2011 to 12/31/2011	$10.05194	$11.62746	0
01/01/2012 to 12/31/2012	$11.62746	$12.04854	0
01/01/2013 to 12/31/2013	$12.04854	$10.97798	0
01/01/2014 to 12/31/2014	$10.97798	$11.35876	0
01/01/2015 to 12/31/2015	$11.35876	$11.23989	0
01/01/2016 to 12/31/2016	$11.23989	$11.16997	0
01/01/2017 to 12/31/2017	$11.16997	$10.98400	0
01/01/2018 to 12/31/2018	$10.98400	$10.73535	0
01/01/2019 to 12/31/2019	$10.73535	$10.82946	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99719	$10.92600	0
01/01/2011 to 12/31/2011	$10.92600	$12.81152	5,925
01/01/2012 to 12/31/2012	$12.81152	$13.33473	2,589
01/01/2013 to 12/31/2013	$13.33473	$12.08684	0
01/01/2014 to 12/31/2014	$12.08684	$12.68532	0
01/01/2015 to 12/31/2015	$12.68532	$12.58426	0
01/01/2016 to 12/31/2016	$12.58426	$12.51545	0
01/01/2017 to 12/31/2017	$12.51545	$12.39182	0
01/01/2018 to 12/31/2018	$12.39182	$12.08418	0
01/01/2019 to 12/31/2019	$12.08418	$12.37484	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99789	$11.93089	0
01/01/2012 to 12/31/2012	$11.93089	$12.30799	0
01/01/2013 to 12/31/2013	$12.30799	$10.82692	0
01/01/2014 to 12/31/2014	$10.82692	$11.64682	0
01/01/2015 to 12/31/2015	$11.64682	$11.58961	0
01/01/2016 to 12/31/2016	$11.58961	$11.50287	0
01/01/2017 to 12/31/2017	$11.50287	$11.38792	0
01/01/2018 to 12/31/2018	$11.38792	$11.08143	0
01/01/2019 to 12/31/2019	$11.08143	$11.43691	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99719	$10.32109	0
01/01/2013 to 12/31/2013	$10.32109	$9.03340	0
01/01/2014 to 12/31/2014	$9.03340	$9.91549	0
01/01/2015 to 12/31/2015	$9.91549	$9.92589	0
01/01/2016 to 12/31/2016	$9.92589	$9.85969	0
01/01/2017 to 12/31/2017	$9.85969	$9.77340	0
01/01/2018 to 12/31/2018	$9.77340	$9.49925	0
01/01/2019 to 12/31/2019	$9.49925	$9.86112	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99859	$8.68401	0
01/01/2014 to 12/31/2014	$8.68401	$9.69895	11,004
01/01/2015 to 12/31/2015	$9.69895	$9.72160	0
01/01/2016 to 12/31/2016	$9.72160	$9.65648	0
01/01/2017 to 12/31/2017	$9.65648	$9.57072	0
01/01/2018 to 12/31/2018	$9.57072	$9.26682	0
01/01/2019 to 12/31/2019	$9.26682	$9.75059	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99859	$11.21841	0
01/01/2015 to 12/31/2015	$11.21841	$11.15257	14,789
01/01/2016 to 12/31/2016	$11.15257	$11.13922	4,775
01/01/2017 to 12/31/2017	$11.13922	$11.05623	5,139
01/01/2018 to 12/31/2018	$11.05623	$10.69532	3,599
01/01/2019 to 12/31/2019	$10.69532	$11.33300	2,232

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99859	$9.86349	0
01/01/2016 to 12/31/2016	$9.86349	$9.81382	10,940
01/01/2017 to 12/31/2017	$9.81382	$9.79725	10,636
01/01/2018 to 12/31/2018	$9.79725	$9.44828	0
01/01/2019 to 12/31/2019	$9.44828	$10.13249	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99719	$9.80573	0
01/01/2017 to 12/31/2017	$9.80573	$9.81441	0
01/01/2018 to 12/31/2018	$9.81441	$9.44388	0
01/01/2019 to 12/31/2019	$9.44388	$10.18818	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99719	$9.96171	0
01/01/2018 to 12/31/2018	$9.96171	$9.50830	3,505
01/01/2019 to 12/31/2019	$9.50830	$10.34136	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99719	$9.58925	0
01/01/2019 to 12/31/2019	$9.58925	$10.49565	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99859	$11.15021	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.17773	$10.14170	8,749,377
01/01/2011 to 12/31/2011	$10.14170	$9.64514	7,858,699
01/01/2012 to 12/31/2012	$9.64514	$10.69033	7,444,928
01/01/2013 to 12/31/2013	$10.69033	$12.78268	7,409,478
01/01/2014 to 12/31/2014	$12.78268	$13.33027	7,180,163
01/01/2015 to 12/31/2015	$13.33027	$13.06165	6,583,407
01/01/2016 to 12/31/2016	$13.06165	$13.60174	5,958,102
01/01/2017 to 12/31/2017	$13.60174	$15.62972	5,182,369
01/01/2018 to 12/31/2018	$15.62972	$14.28429	4,671,884
01/01/2019 to 12/31/2019	$14.28429	$17.01968	4,434,694
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99789	$11.57336	0
01/01/2014 to 12/31/2014	$11.57336	$12.81530	0
01/01/2015 to 12/31/2015	$12.81530	$12.04435	0
01/01/2016 to 12/31/2016	$12.04435	$13.48843	0
01/01/2017 to 12/31/2017	$13.48843	$15.56710	0
01/01/2018 to 12/31/2018	$15.56710	$14.44744	0
01/01/2019 to 12/31/2019	$14.44744	$18.45096	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.01690	$9.39223	0
01/01/2011 to 12/31/2011	$9.39223	$8.69329	0
01/01/2012 to 12/31/2012	$8.69329	$10.74374	0
01/01/2013 to 12/31/2013	$10.74374	$10.92671	0
01/01/2014 to 12/31/2014	$10.92671	$12.13271	0
01/01/2015 to 12/31/2015	$12.13271	$11.81462	0
01/01/2016 to 12/31/2016	$11.81462	$11.61898	0
01/01/2017 to 12/31/2017	$11.61898	$12.55813	0
01/01/2018 to 12/31/2018	$12.55813	$11.66170	0
01/01/2019 to 12/31/2019	$11.66170	$14.22206	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.09561	$12.66314	0
01/01/2011 to 12/31/2011	$12.66314	$13.15625	0
01/01/2012 to 12/31/2012	$13.15625	$14.79037	0
01/01/2013 to 12/31/2013	$14.79037	$14.86716	0
01/01/2014 to 12/31/2014	$14.86716	$18.97020	0
01/01/2015 to 12/31/2015	$18.97020	$19.38513	0
01/01/2016 to 12/31/2016	$19.38513	$19.80494	0
01/01/2017 to 12/31/2017	$19.80494	$20.50997	0
01/01/2018 to 12/31/2018	$20.50997	$19.03685	0
01/01/2019 to 12/31/2019	$19.03685	$24.34661	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.56628	$9.54845	925,413
01/01/2011 to 12/31/2011	$9.54845	$9.16683	794,303
01/01/2012 to 12/31/2012	$9.16683	$9.88432	796,849
01/01/2013 to 12/31/2013	$9.88432	$11.05591	782,903
01/01/2014 to 12/31/2014	$11.05591	$11.11526	767,352
01/01/2015 to 12/31/2015	$11.11526	$10.94090	680,203
01/01/2016 to 12/31/2016	$10.94090	$11.11787	631,335
01/01/2017 to 12/31/2017	$11.11787	$12.62193	434,059
01/01/2018 to 12/31/2018	$12.62193	$11.34751	414,933
01/01/2019 to 12/31/2019	$11.34751	$13.27195	477,787
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.10315	$9.90141	96,984
01/01/2011 to 12/31/2011	$9.90141	$9.60198	96,529
01/01/2012 to 12/31/2012	$9.60198	$10.30627	90,679
01/01/2013 to 12/31/2013	$10.30627	$11.03163	62,874
01/01/2014 to 12/31/2014	$11.03163	$11.18653	37,493
01/01/2015 to 12/31/2015	$11.18653	$10.80377	29,371
01/01/2016 to 12/31/2016	$10.80377	$11.08403	28,382
01/01/2017 to 12/31/2017	$11.08403	$12.13096	36,809
01/01/2018 to 12/31/2018	$12.13096	$10.98745	35,076
01/01/2019 to 12/31/2019	$10.98745	$12.42477	34,268
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.40612	$11.62192	0
01/01/2011 to 12/31/2011	$11.62192	$11.47536	0
01/01/2012 to 12/31/2012	$11.47536	$12.93883	0
01/01/2013 to 12/31/2013	$12.93883	$17.50570	0
01/01/2014 to 12/31/2014	$17.50570	$18.29022	0
01/01/2015 to 12/31/2015	$18.29022	$16.84711	0
01/01/2016 to 12/31/2016	$16.84711	$20.41358	0
01/01/2017 to 12/31/2017	$20.41358	$22.32277	0
01/01/2018 to 12/31/2018	$22.32277	$18.69414	0
01/01/2019 to 12/31/2019	$18.69414	$22.34490	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.12714	$9.87290	0
01/01/2011 to 12/31/2011	$9.87290	$9.62525	0
01/01/2012 to 12/31/2012	$9.62525	$9.38159	0
01/01/2013 to 12/31/2013	$9.38159	$9.14376	0
01/01/2014 to 12/31/2014	$9.14376	$8.91200	0
01/01/2015 to 12/31/2015	$8.91200	$8.68620	0
01/01/2016 to 12/31/2016	$8.68620	$8.46658	0
01/01/2017 to 12/31/2017	$8.46658	$8.28084	0
01/01/2018 to 12/31/2018	$8.28084	$8.17472	0
01/01/2019 to 12/31/2019	$8.17472	$8.10220	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.07794	$11.14859	0
01/01/2011 to 12/31/2011	$11.14859	$11.21128	0
01/01/2012 to 12/31/2012	$11.21128	$12.44281	0
01/01/2013 to 12/31/2013	$12.44281	$12.99831	0
01/01/2014 to 12/31/2014	$12.99831	$12.99298	0
01/01/2015 to 12/31/2015	$12.99298	$12.21233	0
01/01/2016 to 12/31/2016	$12.21233	$13.73622	0
01/01/2017 to 12/31/2017	$13.73622	$14.38940	0
01/01/2018 to 12/31/2018	$14.38940	$13.74419	0
01/01/2019 to 12/31/2019	$13.74419	$15.44540	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.59276	$8.37420	0
01/01/2011 to 12/31/2011	$8.37420	$7.82078	0
01/01/2012 to 12/31/2012	$7.82078	$8.90939	0
01/01/2013 to 12/31/2013	$8.90939	$12.14515	0
01/01/2014 to 12/31/2014	$12.14515	$13.46461	0
01/01/2015 to 12/31/2015	$13.46461	$12.09493	0
01/01/2016 to 12/31/2016	$12.09493	$14.13350	0
01/01/2017 to 12/31/2017	$14.13350	$16.42037	0
01/01/2018 to 12/31/2018	$16.42037	$13.73720	0
01/01/2019 to 12/31/2019	$13.73720	$17.34211	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.82281	$8.73008	0
01/01/2011 to 12/31/2011	$8.73008	$7.40935	0
01/01/2012 to 12/31/2012	$7.40935	$8.69206	0
01/01/2013 to 12/31/2013	$8.69206	$10.08632	0
01/01/2014 to 12/31/2014	$10.08632	$9.28749	0
01/01/2015 to 12/31/2015	$9.28749	$9.33705	0
01/01/2016 to 12/31/2016	$9.33705	$8.75712	0
01/01/2017 to 12/31/2017	$8.75712	$11.55980	0
01/01/2018 to 12/31/2018	$11.55980	$9.76339	0
01/01/2019 to 12/31/2019	$9.76339	$12.57177	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.60978	$9.32176	0
01/01/2011 to 12/31/2011	$9.32176	$7.94553	0
01/01/2012 to 12/31/2012	$7.94553	$9.03533	0
01/01/2013 to 12/31/2013	$9.03533	$10.52073	0
01/01/2014 to 12/31/2014	$10.52073	$9.56667	0
01/01/2015 to 12/31/2015	$9.56667	$9.40041	0
01/01/2016 to 12/31/2016	$9.40041	$9.21593	0
01/01/2017 to 12/31/2017	$9.21593	$11.03227	0
01/01/2018 to 12/31/2018	$11.03227	$9.01617	0
01/01/2019 to 12/31/2019	$9.01617	$10.54731	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.76123	$9.71916	15,006
01/01/2011 to 12/31/2011	$9.71916	$9.41929	17,541
01/01/2012 to 12/31/2012	$9.41929	$10.42718	16,637
01/01/2013 to 12/31/2013	$10.42718	$11.81773	15,484
01/01/2014 to 12/31/2014	$11.81773	$12.25127	8,540
01/01/2015 to 12/31/2015	$12.25127	$11.81567	8,935
01/01/2016 to 12/31/2016	$11.81567	$12.11769	8,140
01/01/2017 to 12/31/2017	$12.11769	$13.81418	5,196
01/01/2018 to 12/31/2018	$13.81418	$12.46975	5,182
01/01/2019 to 12/31/2019	$12.46975	$14.51527	12,346

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.21306	$10.66809	0
01/01/2011 to 12/31/2011	$10.66809	$9.44664	0
01/01/2012 to 12/31/2012	$9.44664	$11.22411	0
01/01/2013 to 12/31/2013	$11.22411	$12.62013	0
01/01/2014 to 12/31/2014	$12.62013	$11.51722	0
01/01/2015 to 12/31/2015	$11.51722	$10.91155	0
01/01/2016 to 12/31/2016	$10.91155	$10.84114	0
01/01/2017 to 12/31/2017	$10.84114	$13.69850	0
01/01/2018 to 12/31/2018	$13.69850	$11.01727	0
01/01/2019 to 12/31/2019	$11.01727	$13.66132	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.83664	$11.33516	220,597
01/01/2011 to 12/31/2011	$11.33516	$11.07413	196,417
01/01/2012 to 12/31/2012	$11.07413	$11.95003	231,927
01/01/2013 to 12/31/2013	$11.95003	$12.93222	231,672
01/01/2014 to 12/31/2014	$12.93222	$13.29129	195,561
01/01/2015 to 12/31/2015	$13.29129	$12.93074	164,237
01/01/2016 to 12/31/2016	$12.93074	$13.08754	153,694
01/01/2017 to 12/31/2017	$13.08754	$14.30580	134,559
01/01/2018 to 12/31/2018	$14.30580	$13.22648	119,810
01/01/2019 to 12/31/2019	$13.22648	$14.77459	109,849
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27840	$11.15165	0
01/01/2011 to 12/31/2011	$11.15165	$10.94139	0
01/01/2012 to 12/31/2012	$10.94139	$12.28312	0
01/01/2013 to 12/31/2013	$12.28312	$16.34106	0
01/01/2014 to 12/31/2014	$16.34106	$17.44065	0
01/01/2015 to 12/31/2015	$17.44065	$18.80645	0
01/01/2016 to 12/31/2016	$18.80645	$18.06245	0
01/01/2017 to 12/31/2017	$18.06245	$23.91434	0
01/01/2018 to 12/31/2018	$23.91434	$22.92933	0
01/01/2019 to 12/31/2019	$22.92933	$29.63440	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.80096	$10.27233	0
01/01/2011 to 12/31/2011	$10.27233	$9.92091	0
01/01/2012 to 12/31/2012	$9.92091	$10.85514	0
01/01/2013 to 12/31/2013	$10.85514	$14.45360	0
01/01/2014 to 12/31/2014	$14.45360	$15.57911	0
01/01/2015 to 12/31/2015	$15.57911	$16.71364	0
01/01/2016 to 12/31/2016	$16.71364	$17.19947	0
01/01/2017 to 12/31/2017	$17.19947	$22.29552	0
01/01/2018 to 12/31/2018	$22.29552	$21.14329	0
01/01/2019 to 12/31/2019	$21.14329	$27.12579	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.07773	$12.09781	0
01/01/2011 to 12/31/2011	$12.09781	$11.42220	0
01/01/2012 to 12/31/2012	$11.42220	$13.70149	0
01/01/2013 to 12/31/2013	$13.70149	$17.04477	0
01/01/2014 to 12/31/2014	$17.04477	$17.21591	0
01/01/2015 to 12/31/2015	$17.21591	$16.53364	0
01/01/2016 to 12/31/2016	$16.53364	$17.26178	0
01/01/2017 to 12/31/2017	$17.26178	$20.83678	0
01/01/2018 to 12/31/2018	$20.83678	$18.36586	0
01/01/2019 to 12/31/2019	$18.36586	$23.26290	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99790	$10.26066	0
01/01/2013 to 12/31/2013	$10.26066	$11.89216	14,084
01/01/2014 to 12/31/2014	$11.89216	$12.18635	24,543
01/01/2015 to 12/31/2015	$12.18635	$11.72996	24,230
01/01/2016 to 12/31/2016	$11.72996	$11.92753	22,001
01/01/2017 to 12/31/2017	$11.92753	$13.54351	21,190
01/01/2018 to 12/31/2018	$13.54351	$12.10613	23,778
01/01/2019 to 12/31/2019	$12.10613	$14.48522	28,455
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.63119	$10.58722	0
01/01/2011 to 12/31/2011	$10.58722	$10.25797	0
01/01/2012 to 12/31/2012	$10.25797	$11.70562	0
01/01/2013 to 12/31/2013	$11.70562	$15.59703	0
01/01/2014 to 12/31/2014	$15.59703	$16.52580	0
01/01/2015 to 12/31/2015	$16.52580	$17.27129	0
01/01/2016 to 12/31/2016	$17.27129	$17.15642	0
01/01/2017 to 12/31/2017	$17.15642	$21.85830	0
01/01/2018 to 12/31/2018	$21.85830	$21.75916	0
01/01/2019 to 12/31/2019	$21.75916	$29.21998	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99790	$10.16264	0
01/01/2013 to 12/31/2013	$10.16264	$13.32293	0
01/01/2014 to 12/31/2014	$13.32293	$14.31210	0
01/01/2015 to 12/31/2015	$14.31210	$13.84838	0
01/01/2016 to 12/31/2016	$13.84838	$15.31326	0
01/01/2017 to 12/31/2017	$15.31326	$17.51443	0
01/01/2018 to 12/31/2018	$17.51443	$15.33557	0
01/01/2019 to 12/31/2019	$15.33557	$19.33345	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.17735	$13.05398	0
01/01/2011 to 12/31/2011	$13.05398	$12.34479	0
01/01/2012 to 12/31/2012	$12.34479	$14.39131	0
01/01/2013 to 12/31/2013	$14.39131	$18.54217	0
01/01/2014 to 12/31/2014	$18.54217	$20.15548	0
01/01/2015 to 12/31/2015	$20.15548	$18.52765	0
01/01/2016 to 12/31/2016	$18.52765	$18.35614	0
01/01/2017 to 12/31/2017	$18.35614	$22.73942	0
01/01/2018 to 12/31/2018	$22.73942	$21.19608	0
01/01/2019 to 12/31/2019	$21.19608	$26.88864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.04576	$10.88298	0
01/01/2011 to 12/31/2011	$10.88298	$10.34401	0
01/01/2012 to 12/31/2012	$10.34401	$11.80816	0
01/01/2013 to 12/31/2013	$11.80816	$16.34391	0
01/01/2014 to 12/31/2014	$16.34391	$18.19979	0
01/01/2015 to 12/31/2015	$18.19979	$16.73848	0
01/01/2016 to 12/31/2016	$16.73848	$19.28962	0
01/01/2017 to 12/31/2017	$19.28962	$21.39475	0
01/01/2018 to 12/31/2018	$21.39475	$17.42098	0
01/01/2019 to 12/31/2019	$17.42098	$20.54769	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.00901	$10.73627	0
01/01/2011 to 12/31/2011	$10.73627	$8.34306	0
01/01/2012 to 12/31/2012	$8.34306	$9.58911	0
01/01/2013 to 12/31/2013	$9.58911	$9.36678	0
01/01/2014 to 12/31/2014	$9.36678	$8.70177	0
01/01/2015 to 12/31/2015	$8.70177	$7.06245	0
01/01/2016 to 12/31/2016	$7.06245	$7.73488	0
01/01/2017 to 12/31/2017	$7.73488	$9.52808	0
01/01/2018 to 12/31/2018	$9.52808	$7.98096	0
01/01/2019 to 12/31/2019	$7.98096	$8.81713	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.26727	$11.06512	1,778,982
01/01/2011 to 12/31/2011	$11.06512	$10.89260	1,733,599
01/01/2012 to 12/31/2012	$10.89260	$11.71739	1,710,245
01/01/2013 to 12/31/2013	$11.71739	$12.47251	1,328,022
01/01/2014 to 12/31/2014	$12.47251	$12.85857	1,139,871
01/01/2015 to 12/31/2015	$12.85857	$12.55069	973,005
01/01/2016 to 12/31/2016	$12.55069	$12.90921	907,543
01/01/2017 to 12/31/2017	$12.90921	$13.85757	881,694
01/01/2018 to 12/31/2018	$13.85757	$13.12088	775,924
01/01/2019 to 12/31/2019	$13.12088	$14.67332	651,477
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01781	$10.05496	0
01/01/2012 to 12/31/2012	$10.05496	$10.49653	0
01/01/2013 to 12/31/2013	$10.49653	$9.99383	0
01/01/2014 to 12/31/2014	$9.99383	$10.33092	0
01/01/2015 to 12/31/2015	$10.33092	$10.04202	0
01/01/2016 to 12/31/2016	$10.04202	$10.20009	0
01/01/2017 to 12/31/2017	$10.20009	$10.50603	0
01/01/2018 to 12/31/2018	$10.50603	$10.15504	0
01/01/2019 to 12/31/2019	$10.15504	$10.86316	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.01775	$9.30092	1,383,564
01/01/2011 to 12/31/2011	$9.30092	$8.50216	1,277,373
01/01/2012 to 12/31/2012	$8.50216	$9.35706	1,188,252
01/01/2013 to 12/31/2013	$9.35706	$10.67269	1,173,804
01/01/2014 to 12/31/2014	$10.67269	$11.35893	1,139,408
01/01/2015 to 12/31/2015	$11.35893	$11.00317	1,098,250
01/01/2016 to 12/31/2016	$11.00317	$11.80759	1,037,305
01/01/2017 to 12/31/2017	$11.80759	$13.36183	1,195,808
01/01/2018 to 12/31/2018	$13.36183	$12.03221	1,065,238
01/01/2019 to 12/31/2019	$12.03221	$13.97639	974,719
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.60516	0
01/01/2014 to 12/31/2014	$11.60516	$13.03511	0
01/01/2015 to 12/31/2015	$13.03511	$12.90075	0
01/01/2016 to 12/31/2016	$12.90075	$13.93961	0
01/01/2017 to 12/31/2017	$13.93961	$16.49670	0
01/01/2018 to 12/31/2018	$16.49670	$14.92651	0
01/01/2019 to 12/31/2019	$14.92651	$18.21276	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.99353	$8.96355	0
01/01/2011 to 12/31/2011	$8.96355	$9.03879	0
01/01/2012 to 12/31/2012	$9.03879	$10.46595	0
01/01/2013 to 12/31/2013	$10.46595	$13.50876	0
01/01/2014 to 12/31/2014	$13.50876	$15.43284	0
01/01/2015 to 12/31/2015	$15.43284	$15.50488	0
01/01/2016 to 12/31/2016	$15.50488	$17.35658	0
01/01/2017 to 12/31/2017	$17.35658	$20.68245	0
01/01/2018 to 12/31/2018	$20.68245	$18.49913	0
01/01/2019 to 12/31/2019	$18.49913	$22.44159	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99789	$8.84605	0
01/01/2012 to 12/31/2012	$8.84605	$9.75590	0
01/01/2013 to 12/31/2013	$9.75590	$11.63835	0
01/01/2014 to 12/31/2014	$11.63835	$12.08080	0
01/01/2015 to 12/31/2015	$12.08080	$11.79222	3,584
01/01/2016 to 12/31/2016	$11.79222	$12.22069	6,455
01/01/2017 to 12/31/2017	$12.22069	$14.07853	8,987
01/01/2018 to 12/31/2018	$14.07853	$12.82413	11,472
01/01/2019 to 12/31/2019	$12.82413	$15.14955	10,990
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.14063	$11.80880	0
01/01/2011 to 12/31/2011	$11.80880	$10.00072	0
01/01/2012 to 12/31/2012	$10.00072	$11.70340	0
01/01/2013 to 12/31/2013	$11.70340	$16.06222	0
01/01/2014 to 12/31/2014	$16.06222	$16.42855	0
01/01/2015 to 12/31/2015	$16.42855	$16.22589	0
01/01/2016 to 12/31/2016	$16.22589	$17.03325	0
01/01/2017 to 12/31/2017	$17.03325	$21.20019	0
01/01/2018 to 12/31/2018	$21.20019	$18.41939	0
01/01/2019 to 12/31/2019	$18.41939	$24.50223	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.50739	$11.31160	0
01/01/2011 to 12/31/2011	$11.31160	$10.91739	0
01/01/2012 to 12/31/2012	$10.91739	$11.93578	0
01/01/2013 to 12/31/2013	$11.93578	$15.72530	0
01/01/2014 to 12/31/2014	$15.72530	$15.91204	0
01/01/2015 to 12/31/2015	$15.91204	$15.63055	0
01/01/2016 to 12/31/2016	$15.63055	$17.07536	0
01/01/2017 to 12/31/2017	$17.07536	$20.62437	0
01/01/2018 to 12/31/2018	$20.62437	$18.40950	0
01/01/2019 to 12/31/2019	$18.40950	$23.34742	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.64417	$11.84338	0
01/01/2011 to 12/31/2011	$11.84338	$10.85372	0
01/01/2012 to 12/31/2012	$10.85372	$12.49936	0
01/01/2013 to 12/31/2013	$12.49936	$16.73923	0
01/01/2014 to 12/31/2014	$16.73923	$17.17446	0
01/01/2015 to 12/31/2015	$17.17446	$16.01769	0
01/01/2016 to 12/31/2016	$16.01769	$20.17230	0
01/01/2017 to 12/31/2017	$20.17230	$21.10713	0
01/01/2018 to 12/31/2018	$21.10713	$17.05681	0
01/01/2019 to 12/31/2019	$17.05681	$20.27851	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.19780	$11.08597	1,003,773
01/01/2011 to 12/31/2011	$11.08597	$11.01988	905,933
01/01/2012 to 12/31/2012	$11.01988	$12.18975	958,380
01/01/2013 to 12/31/2013	$12.18975	$13.88084	943,737
01/01/2014 to 12/31/2014	$13.88084	$14.32445	965,136
01/01/2015 to 12/31/2015	$14.32445	$13.96729	922,840
01/01/2016 to 12/31/2016	$13.96729	$14.64117	894,549
01/01/2017 to 12/31/2017	$14.64117	$16.46990	804,406
01/01/2018 to 12/31/2018	$16.46990	$15.19512	788,924
01/01/2019 to 12/31/2019	$15.19512	$17.89716	802,313
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.50196	$10.72546	0
01/01/2011 to 12/31/2011	$10.72546	$10.27681	0
01/01/2012 to 12/31/2012	$10.27681	$11.77710	0
01/01/2013 to 12/31/2013	$11.77710	$16.53249	0
01/01/2014 to 12/31/2014	$16.53249	$17.45817	0
01/01/2015 to 12/31/2015	$17.45817	$18.64647	0
01/01/2016 to 12/31/2016	$18.64647	$18.66546	0
01/01/2017 to 12/31/2017	$18.66546	$25.08662	0
01/01/2018 to 12/31/2018	$25.08662	$25.39251	0
01/01/2019 to 12/31/2019	$25.39251	$31.73579	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.76382	$9.60457	0
01/01/2011 to 12/31/2011	$9.60457	$9.31537	0
01/01/2012 to 12/31/2012	$9.31537	$10.29569	0
01/01/2013 to 12/31/2013	$10.29569	$13.50979	0
01/01/2014 to 12/31/2014	$13.50979	$13.37246	0
01/01/2015 to 12/31/2015	$13.37246	$12.24312	0
01/01/2016 to 12/31/2016	$12.24312	$12.66491	0
01/01/2017 to 12/31/2017	$12.66491	$14.38816	0
01/01/2018 to 12/31/2018	$14.38816	$12.65984	0
01/01/2019 to 12/31/2019	$12.65984	$15.54345	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.78441	$15.00925	0
01/01/2011 to 12/31/2011	$15.00925	$12.44682	0
01/01/2012 to 12/31/2012	$12.44682	$12.56960	0
01/01/2013 to 12/31/2013	$12.56960	$14.13536	0
01/01/2014 to 12/31/2014	$14.13536	$12.62504	0
01/01/2015 to 12/31/2015	$12.62504	$9.93573	0
01/01/2016 to 12/31/2016	$9.93573	$12.06833	0
01/01/2017 to 12/31/2017	$12.06833	$12.97575	0
01/01/2018 to 12/31/2018	$12.97575	$10.53910	0
01/01/2019 to 12/31/2019	$10.53910	$12.00457	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.78731	$11.11776	0
01/01/2011 to 12/31/2011	$11.11776	$11.28339	0
01/01/2012 to 12/31/2012	$11.28339	$11.57172	0
01/01/2013 to 12/31/2013	$11.57172	$10.85518	0
01/01/2014 to 12/31/2014	$10.85518	$10.63890	0
01/01/2015 to 12/31/2015	$10.63890	$9.89032	0
01/01/2016 to 12/31/2016	$9.89032	$10.06035	0
01/01/2017 to 12/31/2017	$10.06035	$10.00618	0
01/01/2018 to 12/31/2018	$10.00618	$9.94617	0
01/01/2019 to 12/31/2019	$9.94617	$9.84957	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.35340	$11.26882	0
01/01/2011 to 12/31/2011	$11.26882	$10.60452	0
01/01/2012 to 12/31/2012	$10.60452	$12.23817	0
01/01/2013 to 12/31/2013	$12.23817	$15.79477	0
01/01/2014 to 12/31/2014	$15.79477	$17.69903	0
01/01/2015 to 12/31/2015	$17.69903	$16.11034	0
01/01/2016 to 12/31/2016	$16.11034	$17.90065	0
01/01/2017 to 12/31/2017	$17.90065	$20.68151	0
01/01/2018 to 12/31/2018	$20.68151	$16.82361	0
01/01/2019 to 12/31/2019	$16.82361	$19.53646	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.46271	$9.45557	0
01/01/2011 to 12/31/2011	$9.45557	$8.89776	13,740
01/01/2012 to 12/31/2012	$8.89776	$9.62642	14,109
01/01/2013 to 12/31/2013	$9.62642	$11.30623	216,699
01/01/2014 to 12/31/2014	$11.30623	$11.62627	272,987
01/01/2015 to 12/31/2015	$11.62627	$11.25985	271,624
01/01/2016 to 12/31/2016	$11.25985	$11.69124	234,660
01/01/2017 to 12/31/2017	$11.69124	$12.94473	257,396
01/01/2018 to 12/31/2018	$12.94473	$11.98456	240,224
01/01/2019 to 12/31/2019	$11.98456	$14.08181	227,655
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.02000	$10.52764	0
01/01/2011 to 12/31/2011	$10.52764	$10.87967	0
01/01/2012 to 12/31/2012	$10.87967	$11.43628	0
01/01/2013 to 12/31/2013	$11.43628	$10.98006	0
01/01/2014 to 12/31/2014	$10.98006	$11.47202	0
01/01/2015 to 12/31/2015	$11.47202	$11.31956	0
01/01/2016 to 12/31/2016	$11.31956	$11.60158	0
01/01/2017 to 12/31/2017	$11.60158	$12.02160	0
01/01/2018 to 12/31/2018	$12.02160	$11.44996	0
01/01/2019 to 12/31/2019	$11.44996	$12.53261	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.03424	$10.33411	0
01/01/2011 to 12/31/2011	$10.33411	$10.77243	0
01/01/2012 to 12/31/2012	$10.77243	$11.63897	0
01/01/2013 to 12/31/2013	$11.63897	$14.57162	0
01/01/2014 to 12/31/2014	$14.57162	$15.65488	0
01/01/2015 to 12/31/2015	$15.65488	$15.89341	0
01/01/2016 to 12/31/2016	$15.89341	$16.04068	0
01/01/2017 to 12/31/2017	$16.04068	$17.98918	0
01/01/2018 to 12/31/2018	$17.98918	$14.93555	0
01/01/2019 to 12/31/2019	$14.93555	$18.42369	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.92347	$10.55787	0
01/01/2011 to 12/31/2011	$10.55787	$10.85662	0
01/01/2012 to 12/31/2012	$10.85662	$12.91934	0
01/01/2013 to 12/31/2013	$12.91934	$17.61232	0
01/01/2014 to 12/31/2014	$17.61232	$19.30503	0
01/01/2015 to 12/31/2015	$19.30503	$19.69804	0
01/01/2016 to 12/31/2016	$19.69804	$20.00379	0
01/01/2017 to 12/31/2017	$20.00379	$23.07972	0
01/01/2018 to 12/31/2018	$23.07972	$22.62996	0
01/01/2019 to 12/31/2019	$22.62996	$27.49102	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.87327	$6.35017	0
01/01/2011 to 12/31/2011	$6.35017	$5.33326	0
01/01/2012 to 12/31/2012	$5.33326	$6.48325	0
01/01/2013 to 12/31/2013	$6.48325	$8.34604	0
01/01/2014 to 12/31/2014	$8.34604	$9.18526	0
01/01/2015 to 12/31/2015	$9.18526	$8.81868	0
01/01/2016 to 12/31/2016	$8.81868	$9.91269	0
01/01/2017 to 12/31/2017	$9.91269	$11.41972	0
01/01/2018 to 12/31/2018	$11.41972	$9.96791	0
01/01/2019 to 12/31/2019	$9.96791	$12.65616	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.65467	$9.67767	0
01/01/2011 to 12/31/2011	$9.67767	$10.38680	0
01/01/2012 to 12/31/2012	$10.38680	$11.88503	0
01/01/2013 to 12/31/2013	$11.88503	$16.18963	0
01/01/2014 to 12/31/2014	$16.18963	$19.51911	0
01/01/2015 to 12/31/2015	$19.51911	$19.98002	0
01/01/2016 to 12/31/2016	$19.98002	$18.68564	0
01/01/2017 to 12/31/2017	$18.68564	$22.02331	0
01/01/2018 to 12/31/2018	$22.02331	$22.41398	0
01/01/2019 to 12/31/2019	$22.41398	$26.07763	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$7.32920	$8.84011	0
01/01/2011 to 12/31/2011	$8.84011	$8.46264	0
01/01/2012 to 12/31/2012	$8.46264	$9.55084	0
01/01/2013 to 12/31/2013	$9.55084	$12.86380	0
01/01/2014 to 12/31/2014	$12.86380	$13.23693	0
01/01/2015 to 12/31/2015	$13.23693	$12.46017	0
01/01/2016 to 12/31/2016	$12.46017	$14.27635	0
01/01/2017 to 12/31/2017	$14.27635	$17.03242	0
01/01/2018 to 12/31/2018	$17.03242	$14.47930	0
01/01/2019 to 12/31/2019	$14.47930	$18.41577	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.44082	$9.31162	0
01/01/2011 to 12/31/2011	$9.31162	$9.36011	0
01/01/2012 to 12/31/2012	$9.36011	$10.28272	0
01/01/2013 to 12/31/2013	$10.28272	$13.09554	0
01/01/2014 to 12/31/2014	$13.09554	$14.41370	0
01/01/2015 to 12/31/2015	$14.41370	$14.57615	0
01/01/2016 to 12/31/2016	$14.57615	$14.92023	0
01/01/2017 to 12/31/2017	$14.92023	$18.22149	0
01/01/2018 to 12/31/2018	$18.22149	$17.42675	0
01/01/2019 to 12/31/2019	$17.42675	$21.89206	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.25798	$7.98625	0
01/01/2011 to 12/31/2011	$7.98625	$7.68458	0
01/01/2012 to 12/31/2012	$7.68458	$8.64434	0
01/01/2013 to 12/31/2013	$8.64434	$10.94390	0
01/01/2014 to 12/31/2014	$10.94390	$11.78374	2,426
01/01/2015 to 12/31/2015	$11.78374	$10.94123	3,394
01/01/2016 to 12/31/2016	$10.94123	$12.31037	1,232
01/01/2017 to 12/31/2017	$12.31037	$13.61134	0
01/01/2018 to 12/31/2018	$13.61134	$11.85473	0
01/01/2019 to 12/31/2019	$11.85473	$14.99453	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$8.30678	$10.39723	0
01/01/2011 to 12/31/2011	$10.39723	$9.84090	0
01/01/2012 to 12/31/2012	$9.84090	$11.06623	0
01/01/2013 to 12/31/2013	$11.06623	$14.07819	0
01/01/2014 to 12/31/2014	$14.07819	$14.52976	0
01/01/2015 to 12/31/2015	$14.52976	$14.20164	0
01/01/2016 to 12/31/2016	$14.20164	$15.62504	0
01/01/2017 to 12/31/2017	$15.62504	$18.01829	0
01/01/2018 to 12/31/2018	$18.01829	$15.45568	0
01/01/2019 to 12/31/2019	$15.45568	$18.71582	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$8.19475	$9.62061	0
01/01/2011 to 12/31/2011	$9.62061	$9.00918	0
01/01/2012 to 12/31/2012	$9.00918	$10.23496	0
01/01/2013 to 12/31/2013	$10.23496	$13.18371	0
01/01/2014 to 12/31/2014	$13.18371	$14.15840	0
01/01/2015 to 12/31/2015	$14.15840	$12.66458	0
01/01/2016 to 12/31/2016	$12.66458	$15.34930	0
01/01/2017 to 12/31/2017	$15.34930	$16.54856	0
01/01/2018 to 12/31/2018	$16.54856	$13.98348	0
01/01/2019 to 12/31/2019	$13.98348	$16.91134	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$6.83636	$8.30850	0
01/01/2011 to 12/31/2011	$8.30850	$8.48300	0
01/01/2012 to 12/31/2012	$8.48300	$9.68740	0
01/01/2013 to 12/31/2013	$9.68740	$9.45055	0
01/01/2014 to 12/31/2014	$9.45055	$11.51553	0
01/01/2015 to 12/31/2015	$11.51553	$11.26014	0
01/01/2016 to 12/31/2016	$11.26014	$11.60395	0
01/01/2017 to 12/31/2017	$11.60395	$12.22116	0
01/01/2018 to 12/31/2018	$12.22116	$11.23118	0
01/01/2019 to 12/31/2019	$11.23118	$13.87577	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.32259	$10.19851	0
01/01/2011 to 12/31/2011	$10.19851	$10.06782	0
01/01/2012 to 12/31/2012	$10.06782	$11.03698	0
01/01/2013 to 12/31/2013	$11.03698	$15.10618	0
01/01/2014 to 12/31/2014	$15.10618	$15.04321	0
01/01/2015 to 12/31/2015	$15.04321	$14.83381	0
01/01/2016 to 12/31/2016	$14.83381	$17.38459	0
01/01/2017 to 12/31/2017	$17.38459	$19.14286	0
01/01/2018 to 12/31/2018	$19.14286	$17.58249	0
01/01/2019 to 12/31/2019	$17.58249	$20.41292	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.37312	$9.96486	0
01/01/2011 to 12/31/2011	$9.96486	$9.31430	0
01/01/2012 to 12/31/2012	$9.31430	$10.54444	0
01/01/2013 to 12/31/2013	$10.54444	$14.14945	0
01/01/2014 to 12/31/2014	$14.14945	$14.59263	0
01/01/2015 to 12/31/2015	$14.59263	$13.04528	0
01/01/2016 to 12/31/2016	$13.04528	$16.37471	0
01/01/2017 to 12/31/2017	$16.37471	$17.51085	0
01/01/2018 to 12/31/2018	$17.51085	$14.63857	0
01/01/2019 to 12/31/2019	$14.63857	$17.48696	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.55643	$8.52047	0
01/01/2011 to 12/31/2011	$8.52047	$8.46005	0
01/01/2012 to 12/31/2012	$8.46005	$9.60712	0
01/01/2013 to 12/31/2013	$9.60712	$10.49380	0
01/01/2014 to 12/31/2014	$10.49380	$10.28561	0
01/01/2015 to 12/31/2015	$10.28561	$10.17750	0
01/01/2016 to 12/31/2016	$10.17750	$12.06878	0
01/01/2017 to 12/31/2017	$12.06878	$11.51401	0
01/01/2018 to 12/31/2018	$11.51401	$9.52564	0
01/01/2019 to 12/31/2019	$9.52564	$10.65538	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$7.73976	$7.99261	0
01/01/2011 to 12/31/2011	$7.99261	$9.15468	0
01/01/2012 to 12/31/2012	$9.15468	$8.93472	0
01/01/2013 to 12/31/2013	$8.93472	$9.86768	0
01/01/2014 to 12/31/2014	$9.86768	$12.10716	0
01/01/2015 to 12/31/2015	$12.10716	$11.04479	0
01/01/2016 to 12/31/2016	$11.04479	$12.38874	0
01/01/2017 to 12/31/2017	$12.38874	$13.36039	0
01/01/2018 to 12/31/2018	$13.36039	$13.39543	0
01/01/2019 to 12/31/2019	$13.39543	$16.04243	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61124	$10.56057	1,463,422
01/01/2011 to 12/31/2011	$10.56057	$10.08836	1,384,234
01/01/2012 to 12/31/2012	$10.08836	$11.14410	1,249,343
01/01/2013 to 12/31/2013	$11.14410	$12.02719	1,037,203
01/01/2014 to 12/31/2014	$12.02719	$12.25357	1,036,626
01/01/2015 to 12/31/2015	$12.25357	$11.63795	951,267
01/01/2016 to 12/31/2016	$11.63795	$12.14510	874,829
01/01/2017 to 12/31/2017	$12.14510	$13.41929	811,210
01/01/2018 to 12/31/2018	$13.41929	$12.09634	697,465
01/01/2019 to 12/31/2019	$12.09634	$13.77664	660,713
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.75519	$10.88553	434,823
01/01/2011 to 12/31/2011	$10.88553	$10.69481	440,297
01/01/2012 to 12/31/2012	$10.69481	$11.92762	455,812
01/01/2013 to 12/31/2013	$11.92762	$13.64323	355,779
01/01/2014 to 12/31/2014	$13.64323	$14.20668	390,450
01/01/2015 to 12/31/2015	$14.20668	$14.05364	341,697
01/01/2016 to 12/31/2016	$14.05364	$14.77218	301,720
01/01/2017 to 12/31/2017	$14.77218	$16.95135	299,749
01/01/2018 to 12/31/2018	$16.95135	$15.65435	260,021
01/01/2019 to 12/31/2019	$15.65435	$18.72062	210,891
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.88278	$9.75608	50,495
01/01/2011 to 12/31/2011	$9.75608	$9.40046	54,420
01/01/2012 to 12/31/2012	$9.40046	$10.17351	57,843
01/01/2013 to 12/31/2013	$10.17351	$11.22577	25,721
01/01/2014 to 12/31/2014	$11.22577	$11.58269	43,913
01/01/2015 to 12/31/2015	$11.58269	$11.34785	33,848
01/01/2016 to 12/31/2016	$11.34785	$11.67290	22,886
01/01/2017 to 12/31/2017	$11.67290	$13.31543	32,168
01/01/2018 to 12/31/2018	$13.31543	$12.03324	17,716
01/01/2019 to 12/31/2019	$12.03324	$13.94013	31,152
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.62000	0
01/01/2014 to 12/31/2014	$11.62000	$12.90512	0
01/01/2015 to 12/31/2015	$12.90512	$12.88317	0
01/01/2016 to 12/31/2016	$12.88317	$13.99667	0
01/01/2017 to 12/31/2017	$13.99667	$16.77694	0
01/01/2018 to 12/31/2018	$16.77694	$15.12325	0
01/01/2019 to 12/31/2019	$15.12325	$18.19231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85682	$10.86424	694,237
01/01/2011 to 12/31/2011	$10.86424	$10.53238	651,831
01/01/2012 to 12/31/2012	$10.53238	$11.62514	606,123
01/01/2013 to 12/31/2013	$11.62514	$13.42168	540,329
01/01/2014 to 12/31/2014	$13.42168	$14.03040	479,010
01/01/2015 to 12/31/2015	$14.03040	$13.83427	434,897
01/01/2016 to 12/31/2016	$13.83427	$14.43195	374,599
01/01/2017 to 12/31/2017	$14.43195	$16.27468	352,383
01/01/2018 to 12/31/2018	$16.27468	$15.18157	301,396
01/01/2019 to 12/31/2019	$15.18157	$17.79136	309,121
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	76,140
01/01/2012 to 12/31/2012	$9.15301	$10.05053	77,501
01/01/2013 to 12/31/2013	$10.05053	$10.93367	74,622
01/01/2014 to 12/31/2014	$10.93367	$11.25504	62,910
01/01/2015 to 12/31/2015	$11.25504	$10.71373	66,588
01/01/2016 to 12/31/2016	$10.71373	$11.24629	57,974
01/01/2017 to 12/31/2017	$11.24629	$12.42906	52,153
01/01/2018 to 12/31/2018	$12.42906	$11.55230	20,156
01/01/2019 to 12/31/2019	$11.55230	$13.33454	15,115
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.50428	$11.72999	18,507
01/01/2011 to 12/31/2011	$11.72999	$11.77036	19,340
01/01/2012 to 12/31/2012	$11.77036	$12.09290	19,762
01/01/2013 to 12/31/2013	$12.09290	$11.60948	422
01/01/2014 to 12/31/2014	$11.60948	$11.38187	693
01/01/2015 to 12/31/2015	$11.38187	$11.22372	429
01/01/2016 to 12/31/2016	$11.22372	$11.19506	262
01/01/2017 to 12/31/2017	$11.19506	$11.17391	614
01/01/2018 to 12/31/2018	$11.17391	$11.04621	381
01/01/2019 to 12/31/2019	$11.04621	$11.34131	7,603
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.99359	$12.67844	20,172
01/01/2011 to 12/31/2011	$12.67844	$12.83777	21,424
01/01/2012 to 12/31/2012	$12.83777	$13.77245	21,874
01/01/2013 to 12/31/2013	$13.77245	$13.26724	3,916
01/01/2014 to 12/31/2014	$13.26724	$13.57074	9,526
01/01/2015 to 12/31/2015	$13.57074	$13.03698	7,627
01/01/2016 to 12/31/2016	$13.03698	$13.33538	3,611
01/01/2017 to 12/31/2017	$13.33538	$13.65822	6,765
01/01/2018 to 12/31/2018	$13.65822	$13.31366	2,703
01/01/2019 to 12/31/2019	$13.31366	$14.27081	8,958
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95660	$11.97397	373,713
01/01/2011 to 12/31/2011	$11.97397	$13.62798	248,886
01/01/2012 to 12/31/2012	$13.62798	$14.15708	157,119
01/01/2013 to 12/31/2013	$14.15708	$13.22184	124,785
01/01/2014 to 12/31/2014	$13.22184	$13.52858	119,007
01/01/2015 to 12/31/2015	$13.52858	$13.41847	113,190
01/01/2016 to 12/31/2016	$13.41847	$13.35923	74,963
01/01/2017 to 12/31/2017	$13.35923	$13.21026	61,230
01/01/2018 to 12/31/2018	$13.21026	$13.03612	11,658
01/01/2019 to 12/31/2019	$13.03612	$12.97218	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78306	$9.64023	528,085
01/01/2011 to 12/31/2011	$9.64023	$11.22759	101,117
01/01/2012 to 12/31/2012	$11.22759	$11.71417	9,380
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	0
01/01/2016 to 12/31/2016	$11.15485	$11.16138	0
01/01/2017 to 12/31/2017	$11.16138	$11.05074	0
01/01/2018 to 12/31/2018	$11.05074	$10.87515	0
01/01/2019 to 12/31/2019	$10.87515	$11.04578	9,976
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	778,013
01/01/2011 to 12/31/2011	$11.00110	$12.98795	542,945
01/01/2012 to 12/31/2012	$12.98795	$13.61130	65,573
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
01/01/2017 to 12/31/2017	$13.12974	$13.08914	0
01/01/2018 to 12/31/2018	$13.08914	$12.85232	0
01/01/2019 to 12/31/2019	$12.85232	$13.25187	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	796,652
01/01/2012 to 12/31/2012	$12.01256	$12.47759	808,569
01/01/2013 to 12/31/2013	$12.47759	$11.05160	53,913
01/01/2014 to 12/31/2014	$11.05160	$11.97007	50,596
01/01/2015 to 12/31/2015	$11.97007	$11.99313	40,900
01/01/2016 to 12/31/2016	$11.99313	$11.98501	41,060
01/01/2017 to 12/31/2017	$11.98501	$11.94661	40,085
01/01/2018 to 12/31/2018	$11.94661	$11.70535	80,261
01/01/2019 to 12/31/2019	$11.70535	$12.16380	44,851
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	645,445
01/01/2013 to 12/31/2013	$10.39215	$9.15827	1,789,579
01/01/2014 to 12/31/2014	$9.15827	$10.12164	731,314
01/01/2015 to 12/31/2015	$10.12164	$10.20188	150,166
01/01/2016 to 12/31/2016	$10.20188	$10.20324	149,501
01/01/2017 to 12/31/2017	$10.20324	$10.18326	137,103
01/01/2018 to 12/31/2018	$10.18326	$9.96599	215,444
01/01/2019 to 12/31/2019	$9.96599	$10.41672	150,072
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	1,232,761
01/01/2014 to 12/31/2014	$8.74369	$9.83272	732,327
01/01/2015 to 12/31/2015	$9.83272	$9.92342	170,526
01/01/2016 to 12/31/2016	$9.92342	$9.92442	110,406
01/01/2017 to 12/31/2017	$9.92442	$9.90371	99,674
01/01/2018 to 12/31/2018	$9.90371	$9.65558	96,958
01/01/2019 to 12/31/2019	$9.65558	$10.22939	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	491,888
01/01/2015 to 12/31/2015	$11.29546	$11.30633	1,676,610
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
01/01/2017 to 12/31/2017	$11.37029	$11.36299	0
01/01/2018 to 12/31/2018	$11.36299	$11.06799	0
01/01/2019 to 12/31/2019	$11.06799	$11.80845	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	272,221
01/01/2016 to 12/31/2016	$9.93127	$9.94890	875,150
01/01/2017 to 12/31/2017	$9.94890	$10.00015	592,756
01/01/2018 to 12/31/2018	$10.00015	$9.71067	681,251
01/01/2019 to 12/31/2019	$9.71067	$10.48532	272,169
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	1,679,588
01/01/2017 to 12/31/2017	$9.87288	$9.94940	1,156,808
01/01/2018 to 12/31/2018	$9.94940	$9.63994	1,016,260
01/01/2019 to 12/31/2019	$9.63994	$10.47114	426,770
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99794	$10.03006	1,551
01/01/2018 to 12/31/2018	$10.03006	$9.63958	137,784
01/01/2019 to 12/31/2019	$9.63958	$10.55616	43,690
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99794	$9.65559	0
01/01/2019 to 12/31/2019	$9.65559	$10.64082	172,416
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99897	$11.22675	106,417
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.43787	$10.50081	2,023,526
01/01/2011 to 12/31/2011	$10.50081	$10.05525	1,946,932
01/01/2012 to 12/31/2012	$10.05525	$11.22171	1,857,703
01/01/2013 to 12/31/2013	$11.22171	$13.51022	1,643,119
01/01/2014 to 12/31/2014	$13.51022	$14.18572	1,688,117
01/01/2015 to 12/31/2015	$14.18572	$13.99547	1,460,016
01/01/2016 to 12/31/2016	$13.99547	$14.67400	1,299,460
01/01/2017 to 12/31/2017	$14.67400	$16.97750	1,191,137
01/01/2018 to 12/31/2018	$16.97750	$15.62338	1,050,533
01/01/2019 to 12/31/2019	$15.62338	$18.74300	998,545
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	0
01/01/2014 to 12/31/2014	$11.64134	$12.97911	0
01/01/2015 to 12/31/2015	$12.97911	$12.28214	0
01/01/2016 to 12/31/2016	$12.28214	$13.84884	0
01/01/2017 to 12/31/2017	$13.84884	$16.09251	0
01/01/2018 to 12/31/2018	$16.09251	$15.03830	17
01/01/2019 to 12/31/2019	$15.03830	$19.33739	16
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.09735	$9.55158	790
01/01/2011 to 12/31/2011	$9.55158	$8.90131	1,108
01/01/2012 to 12/31/2012	$8.90131	$11.07650	1,022
01/01/2013 to 12/31/2013	$11.07650	$11.34251	273
01/01/2014 to 12/31/2014	$11.34251	$12.68089	594
01/01/2015 to 12/31/2015	$12.68089	$12.43322	298
01/01/2016 to 12/31/2016	$12.43322	$12.31114	192
01/01/2017 to 12/31/2017	$12.31114	$13.39748	368
01/01/2018 to 12/31/2018	$13.39748	$12.52708	198
01/01/2019 to 12/31/2019	$12.52708	$15.38238	474

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.43374	$13.17714	3,507
01/01/2011 to 12/31/2011	$13.17714	$13.78398	3,870
01/01/2012 to 12/31/2012	$13.78398	$15.60270	5,097
01/01/2013 to 12/31/2013	$15.60270	$15.79154	984
01/01/2014 to 12/31/2014	$15.79154	$20.28799	1,745
01/01/2015 to 12/31/2015	$20.28799	$20.87413	894
01/01/2016 to 12/31/2016	$20.87413	$21.47226	343
01/01/2017 to 12/31/2017	$21.47226	$22.38901	657
01/01/2018 to 12/31/2018	$22.38901	$20.92457	355
01/01/2019 to 12/31/2019	$20.92457	$26.94462	1,238
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.79176	$9.86717	341,078
01/01/2011 to 12/31/2011	$9.86717	$9.53771	337,060
01/01/2012 to 12/31/2012	$9.53771	$10.35497	285,270
01/01/2013 to 12/31/2013	$10.35497	$11.66190	234,210
01/01/2014 to 12/31/2014	$11.66190	$11.80502	220,377
01/01/2015 to 12/31/2015	$11.80502	$11.69967	189,704
01/01/2016 to 12/31/2016	$11.69967	$11.97033	168,991
01/01/2017 to 12/31/2017	$11.97033	$13.68273	169,145
01/01/2018 to 12/31/2018	$13.68273	$12.38625	147,771
01/01/2019 to 12/31/2019	$12.38625	$14.58635	152,006
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.20795	$10.08437	82,518
01/01/2011 to 12/31/2011	$10.08437	$9.84640	80,266
01/01/2012 to 12/31/2012	$9.84640	$10.64133	95,403
01/01/2013 to 12/31/2013	$10.64133	$11.46849	23,556
01/01/2014 to 12/31/2014	$11.46849	$11.70945	31,759
01/01/2015 to 12/31/2015	$11.70945	$11.38653	25,995
01/01/2016 to 12/31/2016	$11.38653	$11.76203	18,344
01/01/2017 to 12/31/2017	$11.76203	$12.96113	21,658
01/01/2018 to 12/31/2018	$12.96113	$11.82057	19,152
01/01/2019 to 12/31/2019	$11.82057	$13.45873	28,045
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.50032	$11.81873	5,086
01/01/2011 to 12/31/2011	$11.81873	$11.74963	5,080
01/01/2012 to 12/31/2012	$11.74963	$13.33932	5,571
01/01/2013 to 12/31/2013	$13.33932	$18.17136	2,491
01/01/2014 to 12/31/2014	$18.17136	$19.11607	3,937
01/01/2015 to 12/31/2015	$19.11607	$17.72888	2,086
01/01/2016 to 12/31/2016	$17.72888	$21.62906	1,210
01/01/2017 to 12/31/2017	$21.62906	$23.81391	2,847
01/01/2018 to 12/31/2018	$23.81391	$20.08078	1,529
01/01/2019 to 12/31/2019	$20.08078	$24.16718	4,297
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.38554	$10.19444	18,279
01/01/2011 to 12/31/2011	$10.19444	$10.00685	16,458
01/01/2012 to 12/31/2012	$10.00685	$9.82027	13,241
01/01/2013 to 12/31/2013	$9.82027	$9.63721	991
01/01/2014 to 12/31/2014	$9.63721	$9.45754	2,055
01/01/2015 to 12/31/2015	$9.45754	$9.28120	937
01/01/2016 to 12/31/2016	$9.28120	$9.10865	1,378
01/01/2017 to 12/31/2017	$9.10865	$8.96960	644
01/01/2018 to 12/31/2018	$8.96960	$8.91584	105
01/01/2019 to 12/31/2019	$8.91584	$8.89745	7,010

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.41539	$11.60106	33,309
01/01/2011 to 12/31/2011	$11.60106	$11.74628	21,046
01/01/2012 to 12/31/2012	$11.74628	$13.12633	24,311
01/01/2013 to 12/31/2013	$13.12633	$13.80651	11,540
01/01/2014 to 12/31/2014	$13.80651	$13.89564	19,104
01/01/2015 to 12/31/2015	$13.89564	$13.15056	9,268
01/01/2016 to 12/31/2016	$13.15056	$14.89286	5,693
01/01/2017 to 12/31/2017	$14.89286	$15.70790	13,068
01/01/2018 to 12/31/2018	$15.70790	$15.10730	694
01/01/2019 to 12/31/2019	$15.10730	$17.09383	1,876
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,313
01/01/2011 to 12/31/2011	$8.71427	$8.19415	8,564
01/01/2012 to 12/31/2012	$8.19415	$9.39903	8,999
01/01/2013 to 12/31/2013	$9.39903	$12.90063	4,242
01/01/2014 to 12/31/2014	$12.90063	$14.40039	6,575
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,817
01/01/2016 to 12/31/2016	$13.02449	$15.32414	2,839
01/01/2017 to 12/31/2017	$15.32414	$17.92553	4,436
01/01/2018 to 12/31/2018	$17.92553	$15.10006	2,085
01/01/2019 to 12/31/2019	$15.10006	$19.19342	4,880
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$8.02258	$9.01442	7,898
01/01/2011 to 12/31/2011	$9.01442	$7.70310	8,637
01/01/2012 to 12/31/2012	$7.70310	$9.09880	8,392
01/01/2013 to 12/31/2013	$9.09880	$10.63067	2,961
01/01/2014 to 12/31/2014	$10.63067	$9.85596	5,345
01/01/2015 to 12/31/2015	$9.85596	$9.97669	2,936
01/01/2016 to 12/31/2016	$9.97669	$9.42122	1,504
01/01/2017 to 12/31/2017	$9.42122	$12.52154	2,672
01/01/2018 to 12/31/2018	$12.52154	$10.64881	1,474
01/01/2019 to 12/31/2019	$10.64881	$13.80595	3,991
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.82960	$9.62539	16,474
01/01/2011 to 12/31/2011	$9.62539	$8.26071	16,303
01/01/2012 to 12/31/2012	$8.26071	$9.45839	15,360
01/01/2013 to 12/31/2013	$9.45839	$11.08897	5,818
01/01/2014 to 12/31/2014	$11.08897	$10.15269	11,324
01/01/2015 to 12/31/2015	$10.15269	$10.04476	6,691
01/01/2016 to 12/31/2016	$10.04476	$9.91511	2,792
01/01/2017 to 12/31/2017	$9.91511	$11.95053	6,134
01/01/2018 to 12/31/2018	$11.95053	$9.83419	3,175
01/01/2019 to 12/31/2019	$9.83419	$11.58311	8,570
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.69915	$12.72222	11,223
01/01/2011 to 12/31/2011	$12.72222	$14.03915	16,098
01/01/2012 to 12/31/2012	$14.03915	$15.07214	13,637
01/01/2013 to 12/31/2013	$15.07214	$14.32043	13,734
01/01/2014 to 12/31/2014	$14.32043	$14.99915	14,274
01/01/2015 to 12/31/2015	$14.99915	$14.89212	17,818
01/01/2016 to 12/31/2016	$14.89212	$15.22952	16,681
01/01/2017 to 12/31/2017	$15.22952	$15.59076	14,678
01/01/2018 to 12/31/2018	$15.59076	$15.25764	12,559
01/01/2019 to 12/31/2019	$15.25764	$16.65472	10,620

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.86201	$9.89847	78,485
01/01/2011 to 12/31/2011	$9.89847	$9.65878	61,451
01/01/2012 to 12/31/2012	$9.65878	$10.76599	59,132
01/01/2013 to 12/31/2013	$10.76599	$12.28543	20,383
01/01/2014 to 12/31/2014	$12.28543	$12.82372	53,243
01/01/2015 to 12/31/2015	$12.82372	$12.45281	35,578
01/01/2016 to 12/31/2016	$12.45281	$12.85872	21,033
01/01/2017 to 12/31/2017	$12.85872	$14.75940	29,887
01/01/2018 to 12/31/2018	$14.75940	$13.41510	14,039
01/01/2019 to 12/31/2019	$13.41510	$15.72294	15,862
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.55484	$11.10084	6,600
01/01/2011 to 12/31/2011	$11.10084	$9.89724	7,745
01/01/2012 to 12/31/2012	$9.89724	$11.84030	9,100
01/01/2013 to 12/31/2013	$11.84030	$13.40435	2,317
01/01/2014 to 12/31/2014	$13.40435	$12.31706	5,084
01/01/2015 to 12/31/2015	$12.31706	$11.74957	3,230
01/01/2016 to 12/31/2016	$11.74957	$11.75379	1,660
01/01/2017 to 12/31/2017	$11.75379	$14.95336	3,493
01/01/2018 to 12/31/2018	$14.95336	$12.10962	2,007
01/01/2019 to 12/31/2019	$12.10962	$15.11903	4,539
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.19913	$11.79468	251,199
01/01/2011 to 12/31/2011	$11.79468	$11.60212	252,094
01/01/2012 to 12/31/2012	$11.60212	$12.60601	248,049
01/01/2013 to 12/31/2013	$12.60601	$13.73586	186,683
01/01/2014 to 12/31/2014	$13.73586	$14.21417	215,741
01/01/2015 to 12/31/2015	$14.21417	$13.92364	206,424
01/01/2016 to 12/31/2016	$13.92364	$14.18908	182,015
01/01/2017 to 12/31/2017	$14.18908	$15.61599	199,017
01/01/2018 to 12/31/2018	$15.61599	$14.53777	177,020
01/01/2019 to 12/31/2019	$14.53777	$16.35100	186,137
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28767	$11.23842	1,490
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	0
01/01/2016 to 12/31/2016	$19.61300	$18.96618	0
01/01/2017 to 12/31/2017	$18.96618	$25.28266	0
01/01/2018 to 12/31/2018	$25.28266	$24.40884	0
01/01/2019 to 12/31/2019	$24.40884	$31.76328	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.09565	$10.68915	33,904
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,708
01/01/2012 to 12/31/2012	$10.39424	$11.45130	28,171
01/01/2013 to 12/31/2013	$11.45130	$15.35214	12,432
01/01/2014 to 12/31/2014	$15.35214	$16.66134	23,526
01/01/2015 to 12/31/2015	$16.66134	$17.99738	11,711
01/01/2016 to 12/31/2016	$17.99738	$18.64743	5,876
01/01/2017 to 12/31/2017	$18.64743	$24.33805	14,353
01/01/2018 to 12/31/2018	$24.33805	$23.23975	1,053
01/01/2019 to 12/31/2019	$23.23975	$30.02027	1,857

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.44852	$12.58852	5,988
01/01/2011 to 12/31/2011	$12.58852	$11.96714	4,538
01/01/2012 to 12/31/2012	$11.96714	$14.45384	3,848
01/01/2013 to 12/31/2013	$14.45384	$18.10409	1,453
01/01/2014 to 12/31/2014	$18.10409	$18.41149	2,315
01/01/2015 to 12/31/2015	$18.41149	$17.80334	1,107
01/01/2016 to 12/31/2016	$17.80334	$18.71472	608
01/01/2017 to 12/31/2017	$18.71472	$22.74531	1,419
01/01/2018 to 12/31/2018	$22.74531	$20.18675	765
01/01/2019 to 12/31/2019	$20.18675	$25.74504	1,297
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	33,604
01/01/2013 to 12/31/2013	$10.30845	$12.02970	16,474
01/01/2014 to 12/31/2014	$12.02970	$12.41205	27,101
01/01/2015 to 12/31/2015	$12.41205	$12.02933	13,974
01/01/2016 to 12/31/2016	$12.02933	$12.31563	7,414
01/01/2017 to 12/31/2017	$12.31563	$14.07992	17,747
01/01/2018 to 12/31/2018	$14.07992	$12.67260	2,062
01/01/2019 to 12/31/2019	$12.67260	$15.26713	6,609
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.95377	$11.01704	6,989
01/01/2011 to 12/31/2011	$11.01704	$10.74757	5,292
01/01/2012 to 12/31/2012	$10.74757	$12.34872	6,391
01/01/2013 to 12/31/2013	$12.34872	$16.56683	2,626
01/01/2014 to 12/31/2014	$16.56683	$17.67384	4,935
01/01/2015 to 12/31/2015	$17.67384	$18.59801	2,795
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,121
01/01/2017 to 12/31/2017	$18.60078	$23.86058	2,669
01/01/2018 to 12/31/2018	$23.86058	$23.91659	1,243
01/01/2019 to 12/31/2019	$23.91659	$32.33773	2,435
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	0
01/01/2016 to 12/31/2016	$14.17185	$15.77817	0
01/01/2017 to 12/31/2017	$15.77817	$18.16979	0
01/01/2018 to 12/31/2018	$18.16979	$16.01928	0
01/01/2019 to 12/31/2019	$16.01928	$20.33403	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.55150	$13.58365	7,756
01/01/2011 to 12/31/2011	$13.58365	$12.93390	7,709
01/01/2012 to 12/31/2012	$12.93390	$15.18202	10,353
01/01/2013 to 12/31/2013	$15.18202	$19.69518	4,195
01/01/2014 to 12/31/2014	$19.69518	$21.55589	7,853
01/01/2015 to 12/31/2015	$21.55589	$19.95117	13,351
01/01/2016 to 12/31/2016	$19.95117	$19.90208	6,918
01/01/2017 to 12/31/2017	$19.90208	$24.82335	16,328
01/01/2018 to 12/31/2018	$24.82335	$23.29855	2,276
01/01/2019 to 12/31/2019	$23.29855	$29.75888	5,013

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.34880	$11.32466	14,503
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,103
01/01/2012 to 12/31/2012	$10.83771	$12.45694	12,217
01/01/2013 to 12/31/2013	$12.45694	$17.36010	5,910
01/01/2014 to 12/31/2014	$17.36010	$19.46415	9,441
01/01/2015 to 12/31/2015	$19.46415	$18.02443	4,127
01/01/2016 to 12/31/2016	$18.02443	$20.91363	3,126
01/01/2017 to 12/31/2017	$20.91363	$23.35481	6,786
01/01/2018 to 12/31/2018	$23.35481	$19.14848	1,046
01/01/2019 to 12/31/2019	$19.14848	$22.74048	3,040
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.09942	$10.91854	5,348
01/01/2011 to 12/31/2011	$10.91854	$8.54304	3,318
01/01/2012 to 12/31/2012	$8.54304	$9.88663	4,708
01/01/2013 to 12/31/2013	$9.88663	$9.72394	710
01/01/2014 to 12/31/2014	$9.72394	$9.09576	1,663
01/01/2015 to 12/31/2015	$9.09576	$7.43308	812
01/01/2016 to 12/31/2016	$7.43308	$8.19659	422
01/01/2017 to 12/31/2017	$8.19659	$10.16599	2,691
01/01/2018 to 12/31/2018	$10.16599	$8.57414	1,213
01/01/2019 to 12/31/2019	$8.57414	$9.53746	3,215
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.55805	$11.45661	532,128
01/01/2011 to 12/31/2011	$11.45661	$11.35524	569,993
01/01/2012 to 12/31/2012	$11.35524	$12.29917	539,869
01/01/2013 to 12/31/2013	$12.29917	$13.18173	476,198
01/01/2014 to 12/31/2014	$13.18173	$13.68306	453,085
01/01/2015 to 12/31/2015	$13.68306	$13.44709	435,268
01/01/2016 to 12/31/2016	$13.44709	$13.92613	397,193
01/01/2017 to 12/31/2017	$13.92613	$15.05168	349,226
01/01/2018 to 12/31/2018	$15.05168	$14.34996	273,192
01/01/2019 to 12/31/2019	$14.34996	$16.15806	284,910
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	0
01/01/2016 to 12/31/2016	$10.33332	$10.56789	0
01/01/2017 to 12/31/2017	$10.56789	$10.95948	0
01/01/2018 to 12/31/2018	$10.95948	$10.66654	0
01/01/2019 to 12/31/2019	$10.66654	$11.48867	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.22871	$9.61112	493,311
01/01/2011 to 12/31/2011	$9.61112	$8.84603	472,345
01/01/2012 to 12/31/2012	$8.84603	$9.80252	433,588
01/01/2013 to 12/31/2013	$9.80252	$11.25762	368,837
01/01/2014 to 12/31/2014	$11.25762	$12.06381	401,923
01/01/2015 to 12/31/2015	$12.06381	$11.76630	352,513
01/01/2016 to 12/31/2016	$11.76630	$12.71301	295,548
01/01/2017 to 12/31/2017	$12.71301	$14.48482	324,770
01/01/2018 to 12/31/2018	$14.48482	$13.13365	268,294
01/01/2019 to 12/31/2019	$13.13365	$15.36067	263,007

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.65946	0
01/01/2014 to 12/31/2014	$11.65946	$13.18604	0
01/01/2015 to 12/31/2015	$13.18604	$13.13983	0
01/01/2016 to 12/31/2016	$13.13983	$14.29527	0
01/01/2017 to 12/31/2017	$14.29527	$17.03345	0
01/01/2018 to 12/31/2018	$17.03345	$15.51875	0
01/01/2019 to 12/31/2019	$15.51875	$19.06549	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.26135	$9.32751	4,285
01/01/2011 to 12/31/2011	$9.32751	$9.47038	4,080
01/01/2012 to 12/31/2012	$9.47038	$11.04111	4,718
01/01/2013 to 12/31/2013	$11.04111	$14.34896	2,347
01/01/2014 to 12/31/2014	$14.34896	$16.50528	2,632
01/01/2015 to 12/31/2015	$16.50528	$16.69627	1,510
01/01/2016 to 12/31/2016	$16.69627	$18.81825	827
01/01/2017 to 12/31/2017	$18.81825	$22.57768	2,013
01/01/2018 to 12/31/2018	$22.57768	$20.33391	1,188
01/01/2019 to 12/31/2019	$20.33391	$24.83690	2,504
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
01/01/2017 to 12/31/2017	$12.70508	$14.73693	0
01/01/2018 to 12/31/2018	$14.73693	$13.51664	387
01/01/2019 to 12/31/2019	$13.51664	$16.07729	348
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.44657	$12.28759	4,281
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,701
01/01/2012 to 12/31/2012	$10.47763	$12.34599	16,108
01/01/2013 to 12/31/2013	$12.34599	$17.06049	8,268
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,198
01/01/2015 to 12/31/2015	$17.56956	$17.47213	5,898
01/01/2016 to 12/31/2016	$17.47213	$18.46719	3,439
01/01/2017 to 12/31/2017	$18.46719	$23.14222	7,346
01/01/2018 to 12/31/2018	$23.14222	$20.24575	1,701
01/01/2019 to 12/31/2019	$20.24575	$27.11669	5,365
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.72427	$11.67952	5,573
01/01/2011 to 12/31/2011	$11.67952	$11.34980	5,908
01/01/2012 to 12/31/2012	$11.34980	$12.49402	5,867
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,578
01/01/2014 to 12/31/2014	$16.57375	$16.88587	4,657
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,450
01/01/2016 to 12/31/2016	$16.70121	$18.36981	825
01/01/2017 to 12/31/2017	$18.36981	$22.33966	1,841
01/01/2018 to 12/31/2018	$22.33966	$20.07846	977
01/01/2019 to 12/31/2019	$20.07846	$25.63894	2,798

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.96698	$12.32368	32,174
01/01/2011 to 12/31/2011	$12.32368	$11.37136	21,942
01/01/2012 to 12/31/2012	$11.37136	$13.18554	26,348
01/01/2013 to 12/31/2013	$13.18554	$17.77929	12,595
01/01/2014 to 12/31/2014	$17.77929	$18.36690	20,189
01/01/2015 to 12/31/2015	$18.36690	$17.24749	10,014
01/01/2016 to 12/31/2016	$17.24749	$21.86978	5,969
01/01/2017 to 12/31/2017	$21.86978	$23.04000	13,937
01/01/2018 to 12/31/2018	$23.04000	$18.74751	577
01/01/2019 to 12/31/2019	$18.74751	$22.44173	1,374
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.53936	$11.53594	283,411
01/01/2011 to 12/31/2011	$11.53594	$11.54580	276,802
01/01/2012 to 12/31/2012	$11.54580	$12.85936	244,233
01/01/2013 to 12/31/2013	$12.85936	$14.74391	195,852
01/01/2014 to 12/31/2014	$14.74391	$15.31972	213,500
01/01/2015 to 12/31/2015	$15.31972	$15.04035	213,046
01/01/2016 to 12/31/2016	$15.04035	$15.87403	165,479
01/01/2017 to 12/31/2017	$15.87403	$17.97910	183,574
01/01/2018 to 12/31/2018	$17.97910	$16.70219	135,060
01/01/2019 to 12/31/2019	$16.70219	$19.80734	150,137
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.74439	$11.07477	16,781
01/01/2011 to 12/31/2011	$11.07477	$10.68434	12,712
01/01/2012 to 12/31/2012	$10.68434	$12.32839	10,860
01/01/2013 to 12/31/2013	$12.32839	$17.42511	5,552
01/01/2014 to 12/31/2014	$17.42511	$18.52728	8,365
01/01/2015 to 12/31/2015	$18.52728	$19.92422	3,628
01/01/2016 to 12/31/2016	$19.92422	$20.08118	3,185
01/01/2017 to 12/31/2017	$20.08118	$27.17420	7,711
01/01/2018 to 12/31/2018	$27.17420	$27.69577	3,831
01/01/2019 to 12/31/2019	$27.69577	$34.85218	5,568
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.05722	$9.99424	4,901
01/01/2011 to 12/31/2011	$9.99424	$9.75979	5,672
01/01/2012 to 12/31/2012	$9.75979	$10.86104	5,536
01/01/2013 to 12/31/2013	$10.86104	$14.34953	1,701
01/01/2014 to 12/31/2014	$14.34953	$14.30135	3,467
01/01/2015 to 12/31/2015	$14.30135	$13.18364	2,248
01/01/2016 to 12/31/2016	$13.18364	$13.73125	1,091
01/01/2017 to 12/31/2017	$13.73125	$15.70645	2,666
01/01/2018 to 12/31/2018	$15.70645	$13.91544	927
01/01/2019 to 12/31/2019	$13.91544	$17.20242	11,089
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.21257	$15.61837	60,070
01/01/2011 to 12/31/2011	$15.61837	$13.04089	42,405
01/01/2012 to 12/31/2012	$13.04089	$13.26007	51,693
01/01/2013 to 12/31/2013	$13.26007	$15.01427	20,011
01/01/2014 to 12/31/2014	$15.01427	$13.50228	37,408
01/01/2015 to 12/31/2015	$13.50228	$10.69926	20,927
01/01/2016 to 12/31/2016	$10.69926	$13.08484	8,916
01/01/2017 to 12/31/2017	$13.08484	$14.16499	18,963
01/01/2018 to 12/31/2018	$14.16499	$11.58459	5,363
01/01/2019 to 12/31/2019	$11.58459	$13.28610	20,095

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.14805	$11.56854	3,971
01/01/2011 to 12/31/2011	$11.56854	$11.82135	3,893
01/01/2012 to 12/31/2012	$11.82135	$12.20681	4,144
01/01/2013 to 12/31/2013	$12.20681	$11.52960	558
01/01/2014 to 12/31/2014	$11.52960	$11.37747	1,194
01/01/2015 to 12/31/2015	$11.37747	$10.64974	821
01/01/2016 to 12/31/2016	$10.64974	$10.90705	511
01/01/2017 to 12/31/2017	$10.90705	$10.92264	1,186
01/01/2018 to 12/31/2018	$10.92264	$10.93214	681
01/01/2019 to 12/31/2019	$10.93214	$10.90035	1,008
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.66687	$11.72633	16,543
01/01/2011 to 12/31/2011	$11.72633	$11.11083	11,234
01/01/2012 to 12/31/2012	$11.11083	$12.91074	14,257
01/01/2013 to 12/31/2013	$12.91074	$16.77719	6,841
01/01/2014 to 12/31/2014	$16.77719	$18.92898	10,966
01/01/2015 to 12/31/2015	$18.92898	$17.34838	5,761
01/01/2016 to 12/31/2016	$17.34838	$19.40829	3,025
01/01/2017 to 12/31/2017	$19.40829	$22.57689	7,486
01/01/2018 to 12/31/2018	$22.57689	$18.49243	718
01/01/2019 to 12/31/2019	$18.49243	$21.62198	1,646
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.70257	$9.79034	88,029
01/01/2011 to 12/31/2011	$9.79034	$9.27604	79,563
01/01/2012 to 12/31/2012	$9.27604	$10.10482	87,625
01/01/2013 to 12/31/2013	$10.10482	$11.94966	45,418
01/01/2014 to 12/31/2014	$11.94966	$12.37239	94,329
01/01/2015 to 12/31/2015	$12.37239	$12.06497	50,177
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,030
01/01/2017 to 12/31/2017	$12.61305	$14.06117	36,586
01/01/2018 to 12/31/2018	$14.06117	$13.10799	17,620
01/01/2019 to 12/31/2019	$13.10799	$15.50758	40,408
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16667	$10.75520	1,992
01/01/2011 to 12/31/2011	$10.75520	$11.19085	1,955
01/01/2012 to 12/31/2012	$11.19085	$11.84431	2,190
01/01/2013 to 12/31/2013	$11.84431	$11.44990	896
01/01/2014 to 12/31/2014	$11.44990	$12.04510	1,650
01/01/2015 to 12/31/2015	$12.04510	$11.96664	1,111
01/01/2016 to 12/31/2016	$11.96664	$12.34881	509
01/01/2017 to 12/31/2017	$12.34881	$12.88347	1,163
01/01/2018 to 12/31/2018	$12.88347	$12.35572	738
01/01/2019 to 12/31/2019	$12.35572	$13.61688	1,675
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% roll-up and HAV Death Benefit Only (2.05%) OR
Highest Daily Value Death Benefit Only (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.16461	$10.05503	6,481,639
01/01/2011 to 12/31/2011	$10.05503	$9.59133	5,215,981
01/01/2012 to 12/31/2012	$9.59133	$10.57941	5,453,100
01/01/2013 to 12/31/2013	$10.57941	$11.40088	5,272,579
01/01/2014 to 12/31/2014	$11.40088	$11.59844	4,828,769
01/01/2015 to 12/31/2015	$11.59844	$10.99949	4,010,234
01/01/2016 to 12/31/2016	$10.99949	$11.46192	3,411,797
01/01/2017 to 12/31/2017	$11.46192	$12.64588	3,256,993
01/01/2018 to 12/31/2018	$12.64588	$11.38237	2,460,395
01/01/2019 to 12/31/2019	$11.38237	$12.94438	2,686,252
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.55169	$10.64273	2,509,896
01/01/2011 to 12/31/2011	$10.64273	$10.44088	1,976,971
01/01/2012 to 12/31/2012	$10.44088	$11.62737	2,134,048
01/01/2013 to 12/31/2013	$11.62737	$13.28030	2,280,593
01/01/2014 to 12/31/2014	$13.28030	$13.80833	2,077,002
01/01/2015 to 12/31/2015	$13.80833	$13.63950	1,841,403
01/01/2016 to 12/31/2016	$13.63950	$14.31596	1,615,998
01/01/2017 to 12/31/2017	$14.31596	$16.40373	1,530,373
01/01/2018 to 12/31/2018	$16.40373	$15.12627	1,199,379
01/01/2019 to 12/31/2019	$15.12627	$18.06257	1,250,957
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.86096	$9.71786	897,851
01/01/2011 to 12/31/2011	$9.71786	$9.34997	818,528
01/01/2012 to 12/31/2012	$9.34997	$10.10392	874,880
01/01/2013 to 12/31/2013	$10.10392	$11.13261	775,302
01/01/2014 to 12/31/2014	$11.13261	$11.46956	763,530
01/01/2015 to 12/31/2015	$11.46956	$11.22056	626,154
01/01/2016 to 12/31/2016	$11.22056	$11.52501	557,408
01/01/2017 to 12/31/2017	$11.52501	$13.12743	511,298
01/01/2018 to 12/31/2018	$13.12743	$11.84579	361,133
01/01/2019 to 12/31/2019	$11.84579	$13.70276	399,526
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.60828	0
01/01/2014 to 12/31/2014	$11.60828	$12.87311	0
01/01/2015 to 12/31/2015	$12.87311	$12.83237	382
01/01/2016 to 12/31/2016	$12.83237	$13.92101	0
01/01/2017 to 12/31/2017	$13.92101	$16.66177	0
01/01/2018 to 12/31/2018	$16.66177	$14.99726	520
01/01/2019 to 12/31/2019	$14.99726	$18.01422	474

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45287	$10.40364	6,021,508
01/01/2011 to 12/31/2011	$10.40364	$10.07115	5,192,756
01/01/2012 to 12/31/2012	$10.07115	$11.09968	5,454,823
01/01/2013 to 12/31/2013	$11.09968	$12.79626	5,258,287
01/01/2014 to 12/31/2014	$12.79626	$13.35694	5,074,259
01/01/2015 to 12/31/2015	$13.35694	$13.15089	4,693,024
01/01/2016 to 12/31/2016	$13.15089	$13.69899	4,085,332
01/01/2017 to 12/31/2017	$13.69899	$15.42548	3,724,185
01/01/2018 to 12/31/2018	$15.42548	$14.36814	3,474,002
01/01/2019 to 12/31/2019	$14.36814	$16.81332	3,355,758
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99833	$9.14439	11,718
01/01/2012 to 12/31/2012	$9.14439	$10.02630	44,567
01/01/2013 to 12/31/2013	$10.02630	$10.89118	42,302
01/01/2014 to 12/31/2014	$10.89118	$11.19488	62,311
01/01/2015 to 12/31/2015	$11.19488	$10.64075	123,989
01/01/2016 to 12/31/2016	$10.64075	$11.15336	107,359
01/01/2017 to 12/31/2017	$11.15336	$12.30828	99,538
01/01/2018 to 12/31/2018	$12.30828	$11.42302	60,511
01/01/2019 to 12/31/2019	$11.42302	$13.16592	67,089
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.36291	$11.56869	218,728
01/01/2011 to 12/31/2011	$11.56869	$11.59154	151,373
01/01/2012 to 12/31/2012	$11.59154	$11.89152	145,930
01/01/2013 to 12/31/2013	$11.89152	$11.39925	109,039
01/01/2014 to 12/31/2014	$11.39925	$11.15957	98,281
01/01/2015 to 12/31/2015	$11.15957	$10.98831	89,333
01/01/2016 to 12/31/2016	$10.98831	$10.94433	92,907
01/01/2017 to 12/31/2017	$10.94433	$10.90777	93,447
01/01/2018 to 12/31/2018	$10.90777	$10.76708	86,636
01/01/2019 to 12/31/2019	$10.76708	$11.03845	83,515
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.92891	$12.59155	951,902
01/01/2011 to 12/31/2011	$12.59155	$12.73127	781,155
01/01/2012 to 12/31/2012	$12.73127	$13.63808	817,374
01/01/2013 to 12/31/2013	$13.63808	$13.11863	777,758
01/01/2014 to 12/31/2014	$13.11863	$13.39908	738,034
01/01/2015 to 12/31/2015	$13.39908	$12.85311	591,656
01/01/2016 to 12/31/2016	$12.85311	$13.12796	538,661
01/01/2017 to 12/31/2017	$13.12796	$13.42599	530,584
01/01/2018 to 12/31/2018	$13.42599	$13.06797	428,647
01/01/2019 to 12/31/2019	$13.06797	$13.98674	451,061
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57969	$10.45380	0
01/01/2011 to 12/31/2011	$10.45380	$11.88036	0
01/01/2012 to 12/31/2012	$11.88036	$12.32352	0
01/01/2013 to 12/31/2013	$12.32352	$11.49247	0
01/01/2014 to 12/31/2014	$11.49247	$11.74177	0
01/01/2015 to 12/31/2015	$11.74177	$11.62909	0
01/01/2016 to 12/31/2016	$11.62909	$11.56072	0
01/01/2017 to 12/31/2017	$11.56072	$11.41525	0
01/01/2018 to 12/31/2018	$11.41525	$11.24772	0
01/01/2019 to 12/31/2019	$11.24772	$11.17552	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25455	$10.14278	0
01/01/2011 to 12/31/2011	$10.14278	$11.79550	0
01/01/2012 to 12/31/2012	$11.79550	$12.28859	0
01/01/2013 to 12/31/2013	$12.28859	$11.25704	0
01/01/2014 to 12/31/2014	$11.25704	$11.71029	0
01/01/2015 to 12/31/2015	$11.71029	$11.65023	0
01/01/2016 to 12/31/2016	$11.65023	$11.64010	0
01/01/2017 to 12/31/2017	$11.64010	$11.50782	0
01/01/2018 to 12/31/2018	$11.50782	$11.30811	0
01/01/2019 to 12/31/2019	$11.30811	$11.46855	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99778	$10.98498	0
01/01/2011 to 12/31/2011	$10.98498	$12.94990	0
01/01/2012 to 12/31/2012	$12.94990	$13.55154	0
01/01/2013 to 12/31/2013	$13.55154	$12.34960	0
01/01/2014 to 12/31/2014	$12.34960	$13.03103	0
01/01/2015 to 12/31/2015	$13.03103	$12.99690	0
01/01/2016 to 12/31/2016	$12.99690	$12.99542	0
01/01/2017 to 12/31/2017	$12.99542	$12.93625	0
01/01/2018 to 12/31/2018	$12.93625	$12.68344	0
01/01/2019 to 12/31/2019	$12.68344	$13.05846	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99833	$11.99503	0
01/01/2012 to 12/31/2012	$11.99503	$12.44101	0
01/01/2013 to 12/31/2013	$12.44101	$11.00299	0
01/01/2014 to 12/31/2014	$11.00299	$11.90004	0
01/01/2015 to 12/31/2015	$11.90004	$11.90542	0
01/01/2016 to 12/31/2016	$11.90542	$11.87987	0
01/01/2017 to 12/31/2017	$11.87987	$11.82450	0
01/01/2018 to 12/31/2018	$11.82450	$11.56857	0
01/01/2019 to 12/31/2019	$11.56857	$12.00400	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99778	$10.37684	0
01/01/2013 to 12/31/2013	$10.37684	$9.13129	0
01/01/2014 to 12/31/2014	$9.13129	$10.07694	0
01/01/2015 to 12/31/2015	$10.07694	$10.14190	0
01/01/2016 to 12/31/2016	$10.14190	$10.12845	0
01/01/2017 to 12/31/2017	$10.12845	$10.09375	0
01/01/2018 to 12/31/2018	$10.09375	$9.86381	0
01/01/2019 to 12/31/2019	$9.86381	$10.29476	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73091	0
01/01/2014 to 12/31/2014	$8.73091	$9.80379	0
01/01/2015 to 12/31/2015	$9.80379	$9.87971	0
01/01/2016 to 12/31/2016	$9.87971	$9.86617	0
01/01/2017 to 12/31/2017	$9.86617	$9.83122	0
01/01/2018 to 12/31/2018	$9.83122	$9.57069	0
01/01/2019 to 12/31/2019	$9.57069	$10.12458	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27883	0
01/01/2015 to 12/31/2015	$11.27883	$11.27315	0
01/01/2016 to 12/31/2016	$11.27315	$11.32023	0
01/01/2017 to 12/31/2017	$11.32023	$11.29636	0
01/01/2018 to 12/31/2018	$11.29636	$10.98688	0
01/01/2019 to 12/31/2019	$10.98688	$11.70472	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91666	0
01/01/2016 to 12/31/2016	$9.91666	$9.91963	0
01/01/2017 to 12/31/2017	$9.91963	$9.95622	0
01/01/2018 to 12/31/2018	$9.95622	$9.65366	0
01/01/2019 to 12/31/2019	$9.65366	$10.40842	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99778	$9.85844	0
01/01/2017 to 12/31/2017	$9.85844	$9.92020	0
01/01/2018 to 12/31/2018	$9.92020	$9.59751	0
01/01/2019 to 12/31/2019	$9.59751	$10.40982	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99778	$10.01529	0
01/01/2018 to 12/31/2018	$10.01529	$9.61132	0
01/01/2019 to 12/31/2019	$9.61132	$10.50979	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99778	$9.64119	0
01/01/2019 to 12/31/2019	$9.64119	$10.60938	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21029	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.90621	$9.89472	8,056,803
01/01/2011 to 12/31/2011	$9.89472	$9.46090	6,257,591
01/01/2012 to 12/31/2012	$9.46090	$10.54275	6,771,067
01/01/2013 to 12/31/2013	$10.54275	$12.67414	7,132,679
01/01/2014 to 12/31/2014	$12.67414	$13.28825	6,840,625
01/01/2015 to 12/31/2015	$13.28825	$13.09071	6,440,012
01/01/2016 to 12/31/2016	$13.09071	$13.70520	5,782,808
01/01/2017 to 12/31/2017	$13.70520	$15.83335	5,477,171
01/01/2018 to 12/31/2018	$15.83335	$14.54882	4,543,666
01/01/2019 to 12/31/2019	$14.54882	$17.42827	4,509,380
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99833	$11.62670	20,165
01/01/2014 to 12/31/2014	$11.62670	$12.94374	26,017
01/01/2015 to 12/31/2015	$12.94374	$12.23058	15,982
01/01/2016 to 12/31/2016	$12.23058	$13.77051	17,818
01/01/2017 to 12/31/2017	$13.77051	$15.97822	26,473
01/01/2018 to 12/31/2018	$15.97822	$14.90941	24,294
01/01/2019 to 12/31/2019	$14.90941	$19.14353	28,987
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.07992	$9.51698	8,974
01/01/2011 to 12/31/2011	$9.51698	$8.85615	14,313
01/01/2012 to 12/31/2012	$8.85615	$11.00403	28,763
01/01/2013 to 12/31/2013	$11.00403	$11.25178	26,458
01/01/2014 to 12/31/2014	$11.25178	$12.56094	32,564
01/01/2015 to 12/31/2015	$12.56094	$12.29755	21,523
01/01/2016 to 12/31/2016	$12.29755	$12.15888	25,939
01/01/2017 to 12/31/2017	$12.15888	$13.21242	24,902
01/01/2018 to 12/31/2018	$13.21242	$12.33584	15,948
01/01/2019 to 12/31/2019	$12.33584	$15.12537	16,634

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$7.80228	$9.83932	115,670
01/01/2011 to 12/31/2011	$9.83932	$10.27737	91,118
01/01/2012 to 12/31/2012	$10.27737	$11.61618	116,779
01/01/2013 to 12/31/2013	$11.61618	$11.73944	108,449
01/01/2014 to 12/31/2014	$11.73944	$15.05995	103,910
01/01/2015 to 12/31/2015	$15.05995	$15.47230	90,999
01/01/2016 to 12/31/2016	$15.47230	$15.89222	87,178
01/01/2017 to 12/31/2017	$15.89222	$16.54645	74,831
01/01/2018 to 12/31/2018	$16.54645	$15.44135	61,239
01/01/2019 to 12/31/2019	$15.44135	$19.85460	64,784
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.70250	$9.75259	2,624,502
01/01/2011 to 12/31/2011	$9.75259	$9.41320	2,330,805
01/01/2012 to 12/31/2012	$9.41320	$10.20477	2,449,342
01/01/2013 to 12/31/2013	$10.20477	$11.47571	2,332,694
01/01/2014 to 12/31/2014	$11.47571	$11.59966	2,102,801
01/01/2015 to 12/31/2015	$11.59966	$11.47924	1,861,540
01/01/2016 to 12/31/2016	$11.47924	$11.72756	1,648,516
01/01/2017 to 12/31/2017	$11.72756	$13.38559	1,502,400
01/01/2018 to 12/31/2018	$13.38559	$12.09942	1,113,557
01/01/2019 to 12/31/2019	$12.09942	$14.22770	1,228,415
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.18532	$10.04474	457,592
01/01/2011 to 12/31/2011	$10.04474	$9.79338	445,565
01/01/2012 to 12/31/2012	$9.79338	$10.56843	461,766
01/01/2013 to 12/31/2013	$10.56843	$11.37324	416,606
01/01/2014 to 12/31/2014	$11.37324	$11.59507	395,053
01/01/2015 to 12/31/2015	$11.59507	$11.25878	364,140
01/01/2016 to 12/31/2016	$11.25878	$11.61305	330,990
01/01/2017 to 12/31/2017	$11.61305	$12.77827	350,007
01/01/2018 to 12/31/2018	$12.77827	$11.63649	231,679
01/01/2019 to 12/31/2019	$11.63649	$13.22963	262,108
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.47993	$11.77620	35,349
01/01/2011 to 12/31/2011	$11.77620	$11.69023	46,437
01/01/2012 to 12/31/2012	$11.69023	$13.25235	50,032
01/01/2013 to 12/31/2013	$13.25235	$18.02652	46,071
01/01/2014 to 12/31/2014	$18.02652	$18.93581	45,873
01/01/2015 to 12/31/2015	$18.93581	$17.53585	46,623
01/01/2016 to 12/31/2016	$17.53585	$21.36233	35,337
01/01/2017 to 12/31/2017	$21.36233	$23.48574	39,459
01/01/2018 to 12/31/2018	$23.48574	$19.77476	31,611
01/01/2019 to 12/31/2019	$19.77476	$23.76390	34,472
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.32932	$10.12431	206,149
01/01/2011 to 12/31/2011	$10.12431	$9.92340	219,016
01/01/2012 to 12/31/2012	$9.92340	$9.72484	239,664
01/01/2013 to 12/31/2013	$9.72484	$9.52949	141,037
01/01/2014 to 12/31/2014	$9.52949	$9.33804	160,753
01/01/2015 to 12/31/2015	$9.33804	$9.15043	112,097
01/01/2016 to 12/31/2016	$9.15043	$8.96708	180,104
01/01/2017 to 12/31/2017	$8.96708	$8.81730	79,176
01/01/2018 to 12/31/2018	$8.81730	$8.75156	70,294
01/01/2019 to 12/31/2019	$8.75156	$8.72081	73,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.25837	$11.40941	117,981
01/01/2011 to 12/31/2011	$11.40941	$11.53541	101,852
01/01/2012 to 12/31/2012	$11.53541	$12.87158	133,663
01/01/2013 to 12/31/2013	$12.87158	$13.51865	119,485
01/01/2014 to 12/31/2014	$13.51865	$13.58597	121,383
01/01/2015 to 12/31/2015	$13.58597	$12.83860	106,139
01/01/2016 to 12/31/2016	$12.83860	$14.51833	104,869
01/01/2017 to 12/31/2017	$14.51833	$15.29039	92,069
01/01/2018 to 12/31/2018	$15.29039	$14.68397	76,732
01/01/2019 to 12/31/2019	$14.68397	$16.59042	74,276
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.00799	$7.77093	189,197
01/01/2011 to 12/31/2011	$7.77093	$7.29646	159,734
01/01/2012 to 12/31/2012	$7.29646	$8.35699	156,160
01/01/2013 to 12/31/2013	$8.35699	$11.45354	169,043
01/01/2014 to 12/31/2014	$11.45354	$12.76622	173,213
01/01/2015 to 12/31/2015	$12.76622	$11.52948	160,190
01/01/2016 to 12/31/2016	$11.52948	$13.54531	144,210
01/01/2017 to 12/31/2017	$13.54531	$15.82152	163,275
01/01/2018 to 12/31/2018	$15.82152	$13.30797	156,144
01/01/2019 to 12/31/2019	$13.30797	$16.89074	128,980
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.97937	$8.95266	142,115
01/01/2011 to 12/31/2011	$8.95266	$7.63921	121,556
01/01/2012 to 12/31/2012	$7.63921	$9.01008	128,199
01/01/2013 to 12/31/2013	$9.01008	$10.51170	130,106
01/01/2014 to 12/31/2014	$10.51170	$9.73144	129,986
01/01/2015 to 12/31/2015	$9.73144	$9.83612	123,989
01/01/2016 to 12/31/2016	$9.83612	$9.27474	106,923
01/01/2017 to 12/31/2017	$9.27474	$12.30886	100,814
01/01/2018 to 12/31/2018	$12.30886	$10.45245	86,796
01/01/2019 to 12/31/2019	$10.45245	$13.53149	80,768
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.78189	$9.55932	143,460
01/01/2011 to 12/31/2011	$9.55932	$8.19186	116,484
01/01/2012 to 12/31/2012	$8.19186	$9.36563	111,451
01/01/2013 to 12/31/2013	$9.36563	$10.96415	111,252
01/01/2014 to 12/31/2014	$10.96415	$10.02361	113,509
01/01/2015 to 12/31/2015	$10.02361	$9.90247	101,752
01/01/2016 to 12/31/2016	$9.90247	$9.76033	93,701
01/01/2017 to 12/31/2017	$9.76033	$11.74683	85,930
01/01/2018 to 12/31/2018	$11.74683	$9.65224	69,780
01/01/2019 to 12/31/2019	$9.65224	$11.35207	72,771
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.66588	$12.66748	1,688,626
01/01/2011 to 12/31/2011	$12.66748	$13.95826	6,300,372
01/01/2012 to 12/31/2012	$13.95826	$14.96335	3,411,133
01/01/2013 to 12/31/2013	$14.96335	$14.19618	1,787,174
01/01/2014 to 12/31/2014	$14.19618	$14.84713	1,694,127
01/01/2015 to 12/31/2015	$14.84713	$14.71950	3,217,085
01/01/2016 to 12/31/2016	$14.71950	$15.03084	3,616,618
01/01/2017 to 12/31/2017	$15.03084	$15.36477	2,418,369
01/01/2018 to 12/31/2018	$15.36477	$15.01428	4,867,810
01/01/2019 to 12/31/2019	$15.01428	$16.36498	1,860,235

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.84025	$9.85968	322,410
01/01/2011 to 12/31/2011	$9.85968	$9.60684	288,926
01/01/2012 to 12/31/2012	$9.60684	$10.69231	288,880
01/01/2013 to 12/31/2013	$10.69231	$12.18347	277,424
01/01/2014 to 12/31/2014	$12.18347	$12.69855	260,905
01/01/2015 to 12/31/2015	$12.69855	$12.31320	221,541
01/01/2016 to 12/31/2016	$12.31320	$12.69583	195,385
01/01/2017 to 12/31/2017	$12.69583	$14.55100	185,567
01/01/2018 to 12/31/2018	$14.55100	$13.20596	151,522
01/01/2019 to 12/31/2019	$13.20596	$15.45499	155,929
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.65847	$9.09287	151,899
01/01/2011 to 12/31/2011	$9.09287	$8.09515	137,104
01/01/2012 to 12/31/2012	$8.09515	$9.67028	134,987
01/01/2013 to 12/31/2013	$9.67028	$10.93165	145,446
01/01/2014 to 12/31/2014	$10.93165	$10.03007	200,333
01/01/2015 to 12/31/2015	$10.03007	$9.55383	181,716
01/01/2016 to 12/31/2016	$9.55383	$9.54318	170,203
01/01/2017 to 12/31/2017	$9.54318	$12.12309	160,276
01/01/2018 to 12/31/2018	$12.12309	$9.80309	123,514
01/01/2019 to 12/31/2019	$9.80309	$12.22121	128,074
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.66025	1,964,380
01/01/2011 to 12/31/2011	$10.66025	$10.47082	1,595,962
01/01/2012 to 12/31/2012	$10.47082	$11.35999	1,683,963
01/01/2013 to 12/31/2013	$11.35999	$12.35987	1,692,987
01/01/2014 to 12/31/2014	$12.35987	$12.77152	1,535,359
01/01/2015 to 12/31/2015	$12.77152	$12.49209	1,277,556
01/01/2016 to 12/31/2016	$12.49209	$12.71153	1,135,796
01/01/2017 to 12/31/2017	$12.71153	$13.96935	1,096,672
01/01/2018 to 12/31/2018	$13.96935	$12.98548	805,462
01/01/2019 to 12/31/2019	$12.98548	$14.58357	823,120
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28564	$11.21966	2,278
01/01/2011 to 12/31/2011	$11.21966	$11.06744	6,036
01/01/2012 to 12/31/2012	$11.06744	$12.49182	14,264
01/01/2013 to 12/31/2013	$12.49182	$16.70815	11,100
01/01/2014 to 12/31/2014	$16.70815	$17.92857	15,320
01/01/2015 to 12/31/2015	$17.92857	$19.43668	30,134
01/01/2016 to 12/31/2016	$19.43668	$18.76816	29,217
01/01/2017 to 12/31/2017	$18.76816	$24.98207	30,006
01/01/2018 to 12/31/2018	$24.98207	$24.08300	36,443
01/01/2019 to 12/31/2019	$24.08300	$31.29319	36,801
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.06019	$9.45837	169,419
01/01/2011 to 12/31/2011	$9.45837	$9.18401	142,218
01/01/2012 to 12/31/2012	$9.18401	$10.10307	141,094
01/01/2013 to 12/31/2013	$10.10307	$13.52485	134,367
01/01/2014 to 12/31/2014	$13.52485	$14.65664	268,472
01/01/2015 to 12/31/2015	$14.65664	$15.80875	238,890
01/01/2016 to 12/31/2016	$15.80875	$16.35573	209,132
01/01/2017 to 12/31/2017	$16.35573	$21.31561	194,852
01/01/2018 to 12/31/2018	$21.31561	$20.32368	151,884
01/01/2019 to 12/31/2019	$20.32368	$26.21479	133,036

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.89869	$10.86845	43,950
01/01/2011 to 12/31/2011	$10.86845	$10.31678	63,362
01/01/2012 to 12/31/2012	$10.31678	$12.44219	74,593
01/01/2013 to 12/31/2013	$12.44219	$15.56154	81,250
01/01/2014 to 12/31/2014	$15.56154	$15.80252	85,756
01/01/2015 to 12/31/2015	$15.80252	$15.25819	86,602
01/01/2016 to 12/31/2016	$15.25819	$16.01568	73,415
01/01/2017 to 12/31/2017	$16.01568	$19.43646	61,664
01/01/2018 to 12/31/2018	$19.43646	$17.22453	51,548
01/01/2019 to 12/31/2019	$17.22453	$21.93480	59,876
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29816	78,731
01/01/2013 to 12/31/2013	$10.29816	$12.00014	81,320
01/01/2014 to 12/31/2014	$12.00014	$12.36331	74,865
01/01/2015 to 12/31/2015	$12.36331	$11.96448	73,018
01/01/2016 to 12/31/2016	$11.96448	$12.23134	68,637
01/01/2017 to 12/31/2017	$12.23134	$13.96315	59,545
01/01/2018 to 12/31/2018	$13.96315	$12.54896	42,598
01/01/2019 to 12/31/2019	$12.54896	$15.09601	54,371
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.88300	$9.81745	73,010
01/01/2011 to 12/31/2011	$9.81745	$9.56339	55,757
01/01/2012 to 12/31/2012	$9.56339	$10.97198	53,228
01/01/2013 to 12/31/2013	$10.97198	$14.69811	61,461
01/01/2014 to 12/31/2014	$14.69811	$15.65734	99,503
01/01/2015 to 12/31/2015	$15.65734	$16.45185	84,002
01/01/2016 to 12/31/2016	$16.45185	$16.43015	79,548
01/01/2017 to 12/31/2017	$16.43015	$21.04536	111,608
01/01/2018 to 12/31/2018	$21.04536	$21.06359	98,668
01/01/2019 to 12/31/2019	$21.06359	$28.43835	78,164
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18297	0
01/01/2013 to 12/31/2013	$10.18297	$13.42139	680
01/01/2014 to 12/31/2014	$13.42139	$14.49557	0
01/01/2015 to 12/31/2015	$14.49557	$14.10158	1,091
01/01/2016 to 12/31/2016	$14.10158	$15.67687	2,841
01/01/2017 to 12/31/2017	$15.67687	$18.02672	11,617
01/01/2018 to 12/31/2018	$18.02672	$15.86969	13,482
01/01/2019 to 12/31/2019	$15.86969	$20.11457	16,615
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28128	$12.07219	125,854
01/01/2011 to 12/31/2011	$12.07219	$11.47775	107,922
01/01/2012 to 12/31/2012	$11.47775	$13.45286	127,793
01/01/2013 to 12/31/2013	$13.45286	$17.42637	121,703
01/01/2014 to 12/31/2014	$17.42637	$19.04466	116,574
01/01/2015 to 12/31/2015	$19.04466	$17.60098	177,650
01/01/2016 to 12/31/2016	$17.60098	$17.53182	148,608
01/01/2017 to 12/31/2017	$17.53182	$21.83501	141,773
01/01/2018 to 12/31/2018	$21.83501	$20.46346	117,680
01/01/2019 to 12/31/2019	$20.46346	$26.09930	119,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.99019	$9.66466	149,323
01/01/2011 to 12/31/2011	$9.66466	$9.23545	113,194
01/01/2012 to 12/31/2012	$9.23545	$10.59983	114,457
01/01/2013 to 12/31/2013	$10.59983	$14.75031	126,604
01/01/2014 to 12/31/2014	$14.75031	$16.51376	109,986
01/01/2015 to 12/31/2015	$16.51376	$15.26987	99,780
01/01/2016 to 12/31/2016	$15.26987	$17.69168	91,823
01/01/2017 to 12/31/2017	$17.69168	$19.72777	87,657
01/01/2018 to 12/31/2018	$19.72777	$16.15079	67,930
01/01/2019 to 12/31/2019	$16.15079	$19.15224	66,979
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.07977	$10.87894	147,559
01/01/2011 to 12/31/2011	$10.87894	$8.49952	116,033
01/01/2012 to 12/31/2012	$8.49952	$9.82181	81,185
01/01/2013 to 12/31/2013	$9.82181	$9.64592	74,537
01/01/2014 to 12/31/2014	$9.64592	$9.00946	66,984
01/01/2015 to 12/31/2015	$9.00946	$7.35166	61,123
01/01/2016 to 12/31/2016	$7.35166	$8.09484	60,565
01/01/2017 to 12/31/2017	$8.09484	$10.02517	73,881
01/01/2018 to 12/31/2018	$10.02517	$8.44287	62,269
01/01/2019 to 12/31/2019	$8.44287	$9.37757	74,267
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.27253	$11.13028	4,613,315
01/01/2011 to 12/31/2011	$11.13028	$11.01569	4,303,458
01/01/2012 to 12/31/2012	$11.01569	$11.91379	4,600,016
01/01/2013 to 12/31/2013	$11.91379	$12.74983	4,434,401
01/01/2014 to 12/31/2014	$12.74983	$13.21515	3,853,539
01/01/2015 to 12/31/2015	$13.21515	$12.96826	2,900,451
01/01/2016 to 12/31/2016	$12.96826	$13.41048	2,963,318
01/01/2017 to 12/31/2017	$13.41048	$14.47305	2,752,732
01/01/2018 to 12/31/2018	$14.47305	$13.77798	1,849,600
01/01/2019 to 12/31/2019	$13.77798	$15.49128	1,793,325
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01825	$10.06428	0
01/01/2012 to 12/31/2012	$10.06428	$10.56292	8,064
01/01/2013 to 12/31/2013	$10.56292	$10.11124	14,380
01/01/2014 to 12/31/2014	$10.11124	$10.50869	26,435
01/01/2015 to 12/31/2015	$10.50869	$10.26998	29,613
01/01/2016 to 12/31/2016	$10.26998	$10.48769	26,443
01/01/2017 to 12/31/2017	$10.48769	$10.86034	37,321
01/01/2018 to 12/31/2018	$10.86034	$10.55445	41,563
01/01/2019 to 12/31/2019	$10.55445	$11.35132	73,445
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.04911	$9.38759	2,993,576
01/01/2011 to 12/31/2011	$9.38759	$8.62754	2,121,795
01/01/2012 to 12/31/2012	$8.62754	$9.54626	2,317,792
01/01/2013 to 12/31/2013	$9.54626	$10.94724	2,290,164
01/01/2014 to 12/31/2014	$10.94724	$11.71398	2,244,588
01/01/2015 to 12/31/2015	$11.71398	$11.40838	2,947,768
01/01/2016 to 12/31/2016	$11.40838	$12.30825	2,719,146
01/01/2017 to 12/31/2017	$12.30825	$14.00322	3,690,772
01/01/2018 to 12/31/2018	$14.00322	$12.67818	2,605,994
01/01/2019 to 12/31/2019	$12.67818	$14.80615	2,821,126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.64780	510
01/01/2014 to 12/31/2014	$11.64780	$13.15357	3,271
01/01/2015 to 12/31/2015	$13.15357	$13.08815	3,398
01/01/2016 to 12/31/2016	$13.08815	$14.21820	2,118
01/01/2017 to 12/31/2017	$14.21820	$16.91682	0
01/01/2018 to 12/31/2018	$16.91682	$15.38975	509
01/01/2019 to 12/31/2019	$15.38975	$18.87917	463
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.67574	$8.65355	99,843
01/01/2011 to 12/31/2011	$8.65355	$8.77316	81,735
01/01/2012 to 12/31/2012	$8.77316	$10.21323	62,108
01/01/2013 to 12/31/2013	$10.21323	$13.25360	61,591
01/01/2014 to 12/31/2014	$13.25360	$15.22296	54,075
01/01/2015 to 12/31/2015	$15.22296	$15.37656	54,780
01/01/2016 to 12/31/2016	$15.37656	$17.30538	64,555
01/01/2017 to 12/31/2017	$17.30538	$20.73216	58,503
01/01/2018 to 12/31/2018	$20.73216	$18.64424	51,120
01/01/2019 to 12/31/2019	$18.64424	$22.73945	37,966
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99833	$8.87815	147
01/01/2012 to 12/31/2012	$8.87815	$9.84419	0
01/01/2013 to 12/31/2013	$9.84419	$11.80699	1,482
01/01/2014 to 12/31/2014	$11.80699	$12.32190	1,979
01/01/2015 to 12/31/2015	$12.32190	$12.09248	6,446
01/01/2016 to 12/31/2016	$12.09248	$12.59923	24,759
01/01/2017 to 12/31/2017	$12.59923	$14.59266	26,792
01/01/2018 to 12/31/2018	$14.59266	$13.36449	28,079
01/01/2019 to 12/31/2019	$13.36449	$15.87307	12,669
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.70205	$10.00370	82,880
01/01/2011 to 12/31/2011	$10.00370	$8.51771	98,852
01/01/2012 to 12/31/2012	$8.51771	$10.02169	92,752
01/01/2013 to 12/31/2013	$10.02169	$13.82838	95,869
01/01/2014 to 12/31/2014	$13.82838	$14.22012	94,767
01/01/2015 to 12/31/2015	$14.22012	$14.12036	90,576
01/01/2016 to 12/31/2016	$14.12036	$14.90258	84,516
01/01/2017 to 12/31/2017	$14.90258	$18.64792	59,143
01/01/2018 to 12/31/2018	$18.64792	$16.28987	50,379
01/01/2019 to 12/31/2019	$16.28987	$21.78632	48,370
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.67722	$11.59956	63,825
01/01/2011 to 12/31/2011	$11.59956	$11.25555	63,905
01/01/2012 to 12/31/2012	$11.25555	$12.37201	71,913
01/01/2013 to 12/31/2013	$12.37201	$16.38777	71,701
01/01/2014 to 12/31/2014	$16.38777	$16.67177	67,091
01/01/2015 to 12/31/2015	$16.67177	$16.46521	73,130
01/01/2016 to 12/31/2016	$16.46521	$18.08378	67,139
01/01/2017 to 12/31/2017	$18.08378	$21.95966	64,585
01/01/2018 to 12/31/2018	$21.95966	$19.70773	59,807
01/01/2019 to 12/31/2019	$19.70773	$25.12867	63,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.27329	$10.21456	134,234
01/01/2011 to 12/31/2011	$10.21456	$9.41140	133,500
01/01/2012 to 12/31/2012	$9.41140	$10.89686	129,605
01/01/2013 to 12/31/2013	$10.89686	$14.67173	116,657
01/01/2014 to 12/31/2014	$14.67173	$15.13446	100,239
01/01/2015 to 12/31/2015	$15.13446	$14.19116	96,744
01/01/2016 to 12/31/2016	$14.19116	$17.96800	84,410
01/01/2017 to 12/31/2017	$17.96800	$18.90161	73,960
01/01/2018 to 12/31/2018	$18.90161	$15.35744	55,544
01/01/2019 to 12/31/2019	$15.35744	$18.35662	54,788
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75142	$10.65781	1,608,768
01/01/2011 to 12/31/2011	$10.65781	$10.65113	1,421,578
01/01/2012 to 12/31/2012	$10.65113	$11.84541	1,699,927
01/01/2013 to 12/31/2013	$11.84541	$13.56133	1,808,404
01/01/2014 to 12/31/2014	$13.56133	$14.07021	1,791,993
01/01/2015 to 12/31/2015	$14.07021	$13.79333	2,146,518
01/01/2016 to 12/31/2016	$13.79333	$14.53656	1,984,482
01/01/2017 to 12/31/2017	$14.53656	$16.44011	1,905,950
01/01/2018 to 12/31/2018	$16.44011	$15.25000	1,606,624
01/01/2019 to 12/31/2019	$15.25000	$18.05862	1,598,688
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.69200	$10.99898	189,286
01/01/2011 to 12/31/2011	$10.99898	$10.59556	190,812
01/01/2012 to 12/31/2012	$10.59556	$12.20797	201,854
01/01/2013 to 12/31/2013	$12.20797	$17.22958	233,992
01/01/2014 to 12/31/2014	$17.22958	$18.29241	201,072
01/01/2015 to 12/31/2015	$18.29241	$19.64280	223,816
01/01/2016 to 12/31/2016	$19.64280	$19.76845	212,855
01/01/2017 to 12/31/2017	$19.76845	$26.71188	115,261
01/01/2018 to 12/31/2018	$26.71188	$27.18432	99,252
01/01/2019 to 12/31/2019	$27.18432	$34.15824	115,164
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.75779	$8.54781	76,351
01/01/2011 to 12/31/2011	$8.54781	$8.33514	85,319
01/01/2012 to 12/31/2012	$8.33514	$9.26205	94,670
01/01/2013 to 12/31/2013	$9.26205	$12.21905	84,453
01/01/2014 to 12/31/2014	$12.21905	$12.16013	85,629
01/01/2015 to 12/31/2015	$12.16013	$11.19323	76,725
01/01/2016 to 12/31/2016	$11.19323	$11.64111	71,465
01/01/2017 to 12/31/2017	$11.64111	$13.29614	80,980
01/01/2018 to 12/31/2018	$13.29614	$11.76250	71,285
01/01/2019 to 12/31/2019	$11.76250	$14.51953	241,594
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$9.68103	$11.42701	540,982
01/01/2011 to 12/31/2011	$11.42701	$9.52728	430,042
01/01/2012 to 12/31/2012	$9.52728	$9.67331	417,371
01/01/2013 to 12/31/2013	$9.67331	$10.93697	412,034
01/01/2014 to 12/31/2014	$10.93697	$9.82112	403,549
01/01/2015 to 12/31/2015	$9.82112	$7.77089	344,781
01/01/2016 to 12/31/2016	$7.77089	$9.48960	324,045
01/01/2017 to 12/31/2017	$9.48960	$10.25786	281,452
01/01/2018 to 12/31/2018	$10.25786	$8.37681	217,059
01/01/2019 to 12/31/2019	$8.37681	$9.59292	228,896

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.59239	$12.01191	102,119
01/01/2011 to 12/31/2011	$12.01191	$12.25648	87,685
01/01/2012 to 12/31/2012	$12.25648	$12.63750	82,912
01/01/2013 to 12/31/2013	$12.63750	$11.91883	77,586
01/01/2014 to 12/31/2014	$11.91883	$11.74447	72,819
01/01/2015 to 12/31/2015	$11.74447	$10.97709	70,182
01/01/2016 to 12/31/2016	$10.97709	$11.22586	58,706
01/01/2017 to 12/31/2017	$11.22586	$11.22547	56,479
01/01/2018 to 12/31/2018	$11.22547	$11.21862	45,020
01/01/2019 to 12/31/2019	$11.21862	$11.16954	45,457
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.62254	$10.44421	75,740
01/01/2011 to 12/31/2011	$10.44421	$9.88148	80,974
01/01/2012 to 12/31/2012	$9.88148	$11.46534	84,044
01/01/2013 to 12/31/2013	$11.46534	$14.87695	55,495
01/01/2014 to 12/31/2014	$14.87695	$16.76037	45,915
01/01/2015 to 12/31/2015	$16.76037	$15.33822	46,843
01/01/2016 to 12/31/2016	$15.33822	$17.13428	39,613
01/01/2017 to 12/31/2017	$17.13428	$19.90241	37,762
01/01/2018 to 12/31/2018	$19.90241	$16.27761	30,483
01/01/2019 to 12/31/2019	$16.27761	$19.00444	30,099
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.11299	$9.11364	665,490
01/01/2011 to 12/31/2011	$9.11364	$8.62227	578,409
01/01/2012 to 12/31/2012	$8.62227	$9.37869	533,811
01/01/2013 to 12/31/2013	$9.37869	$11.07462	607,157
01/01/2014 to 12/31/2014	$11.07462	$11.44949	742,269
01/01/2015 to 12/31/2015	$11.44949	$11.14844	622,079
01/01/2016 to 12/31/2016	$11.14844	$11.63778	599,870
01/01/2017 to 12/31/2017	$11.63778	$12.95503	575,123
01/01/2018 to 12/31/2018	$12.95503	$12.05900	483,331
01/01/2019 to 12/31/2019	$12.05900	$14.24558	420,921
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13485	$10.70573	218,069
01/01/2011 to 12/31/2011	$10.70573	$11.12302	217,013
01/01/2012 to 12/31/2012	$11.12302	$11.75517	265,418
01/01/2013 to 12/31/2013	$11.75517	$11.34702	213,265
01/01/2014 to 12/31/2014	$11.34702	$11.91938	221,231
01/01/2015 to 12/31/2015	$11.91938	$11.82438	223,216
01/01/2016 to 12/31/2016	$11.82438	$12.18416	219,735
01/01/2017 to 12/31/2017	$12.18416	$12.69318	228,029
01/01/2018 to 12/31/2018	$12.69318	$12.15514	293,559
01/01/2019 to 12/31/2019	$12.15514	$13.37606	320,055
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit Only (2.15%) OR Highest Daily Lifetime Five Income Benefit Only (2.15%)
OR HD GRO 60 bps (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.51550	$10.42979	9,531,206
01/01/2011 to 12/31/2011	$10.42979	$9.93908	8,762,846
01/01/2012 to 12/31/2012	$9.93908	$10.95233	8,343,061
01/01/2013 to 12/31/2013	$10.95233	$11.79135	8,006,074
01/01/2014 to 12/31/2014	$11.79135	$11.98395	7,581,172
01/01/2015 to 12/31/2015	$11.98395	$11.35404	7,003,393
01/01/2016 to 12/31/2016	$11.35404	$11.81988	6,493,060
01/01/2017 to 12/31/2017	$11.81988	$13.02803	5,834,898
01/01/2018 to 12/31/2018	$13.02803	$11.71484	5,165,276
01/01/2019 to 12/31/2019	$11.71484	$13.30957	4,792,705
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.66501	$10.75845	3,348,819
01/01/2011 to 12/31/2011	$10.75845	$10.54414	3,034,514
01/01/2012 to 12/31/2012	$10.54414	$11.73066	3,022,912
01/01/2013 to 12/31/2013	$11.73066	$13.38514	3,026,115
01/01/2014 to 12/31/2014	$13.38514	$13.90376	2,916,991
01/01/2015 to 12/31/2015	$13.90376	$13.72034	2,670,030
01/01/2016 to 12/31/2016	$13.72034	$14.38670	2,432,191
01/01/2017 to 12/31/2017	$14.38670	$16.46876	2,124,303
01/01/2018 to 12/31/2018	$16.46876	$15.17127	1,874,635
01/01/2019 to 12/31/2019	$15.17127	$18.09858	1,684,244
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.84650	$9.69251	306,433
01/01/2011 to 12/31/2011	$9.69251	$9.31643	325,732
01/01/2012 to 12/31/2012	$9.31643	$10.05781	337,244
01/01/2013 to 12/31/2013	$10.05781	$11.07099	306,626
01/01/2014 to 12/31/2014	$11.07099	$11.39502	302,416
01/01/2015 to 12/31/2015	$11.39502	$11.13666	344,139
01/01/2016 to 12/31/2016	$11.13666	$11.42774	288,914
01/01/2017 to 12/31/2017	$11.42774	$13.00392	278,978
01/01/2018 to 12/31/2018	$13.00392	$11.72267	250,208
01/01/2019 to 12/31/2019	$11.72267	$13.54714	237,956
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.60058	0
01/01/2014 to 12/31/2014	$11.60058	$12.85205	0
01/01/2015 to 12/31/2015	$12.85205	$12.79876	0
01/01/2016 to 12/31/2016	$12.79876	$13.87101	0
01/01/2017 to 12/31/2017	$13.87101	$16.58571	0
01/01/2018 to 12/31/2018	$16.58571	$14.91411	255
01/01/2019 to 12/31/2019	$14.91411	$17.89677	524

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75872	$10.72990	4,805,610
01/01/2011 to 12/31/2011	$10.72990	$10.37669	4,302,186
01/01/2012 to 12/31/2012	$10.37669	$11.42526	4,177,623
01/01/2013 to 12/31/2013	$11.42526	$13.15871	4,009,044
01/01/2014 to 12/31/2014	$13.15871	$13.72184	3,810,961
01/01/2015 to 12/31/2015	$13.72184	$13.49691	3,505,051
01/01/2016 to 12/31/2016	$13.49691	$14.04564	3,222,188
01/01/2017 to 12/31/2017	$14.04564	$15.80043	2,898,681
01/01/2018 to 12/31/2018	$15.80043	$14.70288	2,431,664
01/01/2019 to 12/31/2019	$14.70288	$17.18821	2,331,141
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99767	$9.13787	123,178
01/01/2012 to 12/31/2012	$9.13787	$10.00940	131,011
01/01/2013 to 12/31/2013	$10.00940	$10.86224	129,242
01/01/2014 to 12/31/2014	$10.86224	$11.15414	134,745
01/01/2015 to 12/31/2015	$11.15414	$10.59169	134,904
01/01/2016 to 12/31/2016	$10.59169	$11.09090	138,190
01/01/2017 to 12/31/2017	$11.09090	$12.22743	122,245
01/01/2018 to 12/31/2018	$12.22743	$11.33686	118,685
01/01/2019 to 12/31/2019	$11.33686	$13.05390	139,506
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.37025	$11.56490	955
01/01/2011 to 12/31/2011	$11.56490	$11.57644	3,229
01/01/2012 to 12/31/2012	$11.57644	$11.86441	72
01/01/2013 to 12/31/2013	$11.86441	$11.36215	14
01/01/2014 to 12/31/2014	$11.36215	$11.11228	60
01/01/2015 to 12/31/2015	$11.11228	$10.93103	52
01/01/2016 to 12/31/2016	$10.93103	$10.87642	18
01/01/2017 to 12/31/2017	$10.87642	$10.82970	40
01/01/2018 to 12/31/2018	$10.82970	$10.67959	0
01/01/2019 to 12/31/2019	$10.67959	$10.93780	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.88583	$12.53367	68,225
01/01/2011 to 12/31/2011	$12.53367	$12.66037	38,568
01/01/2012 to 12/31/2012	$12.66037	$13.54882	36,496
01/01/2013 to 12/31/2013	$13.54882	$13.01993	6,199
01/01/2014 to 12/31/2014	$13.01993	$13.28517	14,307
01/01/2015 to 12/31/2015	$13.28517	$12.73133	8,820
01/01/2016 to 12/31/2016	$12.73133	$12.99091	11,049
01/01/2017 to 12/31/2017	$12.99091	$13.27296	16,010
01/01/2018 to 12/31/2018	$13.27296	$12.90628	5,460
01/01/2019 to 12/31/2019	$12.90628	$13.80029	15,665
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.90486	$11.88816	1,310
01/01/2011 to 12/31/2011	$11.88816	$13.49739	1,606
01/01/2012 to 12/31/2012	$13.49739	$13.98700	1,112
01/01/2013 to 12/31/2013	$13.98700	$13.03100	0
01/01/2014 to 12/31/2014	$13.03100	$13.30075	445
01/01/2015 to 12/31/2015	$13.30075	$13.16031	857
01/01/2016 to 12/31/2016	$13.16031	$13.07025	1,239
01/01/2017 to 12/31/2017	$13.07025	$12.89316	1,292
01/01/2018 to 12/31/2018	$12.89316	$12.69176	1,339
01/01/2019 to 12/31/2019	$12.69176	$12.59868	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76162	$9.59316	84,417
01/01/2011 to 12/31/2011	$9.59316	$11.14555	0
01/01/2012 to 12/31/2012	$11.14555	$11.60016	574
01/01/2013 to 12/31/2013	$11.60016	$10.61606	106
01/01/2014 to 12/31/2014	$10.61606	$11.03272	0
01/01/2015 to 12/31/2015	$11.03272	$10.96546	0
01/01/2016 to 12/31/2016	$10.96546	$10.94518	0
01/01/2017 to 12/31/2017	$10.94518	$10.81023	0
01/01/2018 to 12/31/2018	$10.81023	$10.61218	0
01/01/2019 to 12/31/2019	$10.61218	$10.75210	1,606
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97418	72,408
01/01/2011 to 12/31/2011	$10.97418	$12.92454	749,325
01/01/2012 to 12/31/2012	$12.92454	$13.51172	274,620
01/01/2013 to 12/31/2013	$13.51172	$12.30125	1,495
01/01/2014 to 12/31/2014	$12.30125	$12.96721	1,267
01/01/2015 to 12/31/2015	$12.96721	$12.92067	1,421
01/01/2016 to 12/31/2016	$12.92067	$12.90658	1,304
01/01/2017 to 12/31/2017	$12.90658	$12.83534	1,071
01/01/2018 to 12/31/2018	$12.83534	$12.57217	1,526
01/01/2019 to 12/31/2019	$12.57217	$12.93130	1,213
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99825	$11.98335	287,319
01/01/2012 to 12/31/2012	$11.98335	$12.41671	417,896
01/01/2013 to 12/31/2013	$12.41671	$10.97074	16,348
01/01/2014 to 12/31/2014	$10.97074	$11.85345	15,972
01/01/2015 to 12/31/2015	$11.85345	$11.84723	15,603
01/01/2016 to 12/31/2016	$11.84723	$11.81028	15,254
01/01/2017 to 12/31/2017	$11.81028	$11.74370	8,570
01/01/2018 to 12/31/2018	$11.74370	$11.47831	8,278
01/01/2019 to 12/31/2019	$11.47831	$11.89869	2,413
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99767	$10.36658	181,760
01/01/2013 to 12/31/2013	$10.36658	$9.11332	1,115,170
01/01/2014 to 12/31/2014	$9.11332	$10.04730	455,545
01/01/2015 to 12/31/2015	$10.04730	$10.10215	145,167
01/01/2016 to 12/31/2016	$10.10215	$10.07888	101,809
01/01/2017 to 12/31/2017	$10.07888	$10.03460	96,253
01/01/2018 to 12/31/2018	$10.03460	$9.79633	91,304
01/01/2019 to 12/31/2019	$9.79633	$10.21426	1,795
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99883	$8.72233	541,867
01/01/2014 to 12/31/2014	$8.72233	$9.78466	382,660
01/01/2015 to 12/31/2015	$9.78466	$9.85078	12,467
01/01/2016 to 12/31/2016	$9.85078	$9.82775	4,752
01/01/2017 to 12/31/2017	$9.82775	$9.78329	4,748
01/01/2018 to 12/31/2018	$9.78329	$9.51465	4,745
01/01/2019 to 12/31/2019	$9.51465	$10.05541	4,741
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99883	$11.26778	149,244
01/01/2015 to 12/31/2015	$11.26778	$11.25110	798,665
01/01/2016 to 12/31/2016	$11.25110	$11.28706	36,484
01/01/2017 to 12/31/2017	$11.28706	$11.25223	8,937
01/01/2018 to 12/31/2018	$11.25223	$10.93312	0
01/01/2019 to 12/31/2019	$10.93312	$11.63604	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99883	$9.90696	196,929
01/01/2016 to 12/31/2016	$9.90696	$9.90025	548,265
01/01/2017 to 12/31/2017	$9.90025	$9.92705	428,120
01/01/2018 to 12/31/2018	$9.92705	$9.61582	489,490
01/01/2019 to 12/31/2019	$9.61582	$10.35759	214,614
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99767	$9.84877	720,522
01/01/2017 to 12/31/2017	$9.84877	$9.90087	553,834
01/01/2018 to 12/31/2018	$9.90087	$9.56934	599,917
01/01/2019 to 12/31/2019	$9.56934	$10.36897	246,682
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00547	0
01/01/2018 to 12/31/2018	$10.00547	$9.59241	60,156
01/01/2019 to 12/31/2019	$9.59241	$10.47878	15,408
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63179	41,748
01/01/2019 to 12/31/2019	$9.63179	$10.58872	150,494
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99883	$11.19923	40,103
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34393	$10.37074	11,755,291
01/01/2011 to 12/31/2011	$10.37074	$9.90639	10,791,513
01/01/2012 to 12/31/2012	$9.90639	$11.02837	10,136,164
01/01/2013 to 12/31/2013	$11.02837	$13.24495	10,126,135
01/01/2014 to 12/31/2014	$13.24495	$13.87306	9,731,587
01/01/2015 to 12/31/2015	$13.87306	$13.65344	9,015,141
01/01/2016 to 12/31/2016	$13.65344	$14.28049	8,358,688
01/01/2017 to 12/31/2017	$14.28049	$16.48186	7,420,170
01/01/2018 to 12/31/2018	$16.48186	$15.12991	6,628,063
01/01/2019 to 12/31/2019	$15.12991	$18.10662	6,107,066
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99825	$11.61702	0
01/01/2014 to 12/31/2014	$11.61702	$12.92033	0
01/01/2015 to 12/31/2015	$12.92033	$12.19660	343
01/01/2016 to 12/31/2016	$12.19660	$13.71886	133
01/01/2017 to 12/31/2017	$13.71886	$15.90270	15
01/01/2018 to 12/31/2018	$15.90270	$14.82424	0
01/01/2019 to 12/31/2019	$14.82424	$19.01566	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.06833	$9.49404	2,135
01/01/2011 to 12/31/2011	$9.49404	$8.82617	1,027
01/01/2012 to 12/31/2012	$8.82617	$10.95611	1,501
01/01/2013 to 12/31/2013	$10.95611	$11.19183	270
01/01/2014 to 12/31/2014	$11.19183	$12.48181	744
01/01/2015 to 12/31/2015	$12.48181	$12.20812	429
01/01/2016 to 12/31/2016	$12.20812	$12.05876	182
01/01/2017 to 12/31/2017	$12.05876	$13.09078	328
01/01/2018 to 12/31/2018	$13.09078	$12.21019	83
01/01/2019 to 12/31/2019	$12.21019	$14.95663	388

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.31138	$12.99078	7,457
01/01/2011 to 12/31/2011	$12.99078	$13.55593	3,278
01/01/2012 to 12/31/2012	$13.55593	$15.30693	3,772
01/01/2013 to 12/31/2013	$15.30693	$15.45428	6,265
01/01/2014 to 12/31/2014	$15.45428	$19.80618	3,063
01/01/2015 to 12/31/2015	$19.80618	$20.32859	3,799
01/01/2016 to 12/31/2016	$20.32859	$20.86005	6,193
01/01/2017 to 12/31/2017	$20.86005	$21.69757	6,180
01/01/2018 to 12/31/2018	$21.69757	$20.22857	2,173
01/01/2019 to 12/31/2019	$20.22857	$25.98469	4,032
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.71044	$9.75195	2,115,980
01/01/2011 to 12/31/2011	$9.75195	$9.40336	1,891,589
01/01/2012 to 12/31/2012	$9.40336	$10.18410	1,882,053
01/01/2013 to 12/31/2013	$10.18410	$11.44134	1,809,593
01/01/2014 to 12/31/2014	$11.44134	$11.55347	1,740,377
01/01/2015 to 12/31/2015	$11.55347	$11.42231	1,600,133
01/01/2016 to 12/31/2016	$11.42231	$11.65798	1,455,126
01/01/2017 to 12/31/2017	$11.65798	$13.29322	1,306,147
01/01/2018 to 12/31/2018	$13.29322	$12.00412	1,150,720
01/01/2019 to 12/31/2019	$12.00412	$14.10181	1,071,904
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.17026	$10.01855	175,746
01/01/2011 to 12/31/2011	$10.01855	$9.75834	153,094
01/01/2012 to 12/31/2012	$9.75834	$10.52024	177,283
01/01/2013 to 12/31/2013	$10.52024	$11.31029	152,137
01/01/2014 to 12/31/2014	$11.31029	$11.51968	164,762
01/01/2015 to 12/31/2015	$11.51968	$11.17468	139,725
01/01/2016 to 12/31/2016	$11.17468	$11.51496	128,031
01/01/2017 to 12/31/2017	$11.51496	$12.65796	116,007
01/01/2018 to 12/31/2018	$12.65796	$11.51559	102,770
01/01/2019 to 12/31/2019	$11.51559	$13.07943	109,531
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.46659	$11.74810	15,867
01/01/2011 to 12/31/2011	$11.74810	$11.65091	5,903
01/01/2012 to 12/31/2012	$11.65091	$13.19484	5,377
01/01/2013 to 12/31/2013	$13.19484	$17.93083	1,547
01/01/2014 to 12/31/2014	$17.93083	$18.81697	3,022
01/01/2015 to 12/31/2015	$18.81697	$17.40873	1,829
01/01/2016 to 12/31/2016	$17.40873	$21.18672	1,351
01/01/2017 to 12/31/2017	$21.18672	$23.27004	2,806
01/01/2018 to 12/31/2018	$23.27004	$19.57386	1,336
01/01/2019 to 12/31/2019	$19.57386	$23.49942	4,601
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.29201	$10.07791	1,595
01/01/2011 to 12/31/2011	$10.07791	$9.86837	2,091
01/01/2012 to 12/31/2012	$9.86837	$9.66107	5,370
01/01/2013 to 12/31/2013	$9.66107	$9.45779	711
01/01/2014 to 12/31/2014	$9.45779	$9.25875	1,625
01/01/2015 to 12/31/2015	$9.25875	$9.06383	981
01/01/2016 to 12/31/2016	$9.06383	$8.87349	316
01/01/2017 to 12/31/2017	$8.87349	$8.71666	448
01/01/2018 to 12/31/2018	$8.71666	$8.64318	0
01/01/2019 to 12/31/2019	$8.64318	$8.60426	1,144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.29318	$11.43698	5,440
01/01/2011 to 12/31/2011	$11.43698	$11.55188	3,205
01/01/2012 to 12/31/2012	$11.55188	$12.87737	3,425
01/01/2013 to 12/31/2013	$12.87737	$13.51149	338
01/01/2014 to 12/31/2014	$13.51149	$13.56529	1,017
01/01/2015 to 12/31/2015	$13.56529	$12.80653	822
01/01/2016 to 12/31/2016	$12.80653	$14.46792	396
01/01/2017 to 12/31/2017	$14.46792	$15.22246	806
01/01/2018 to 12/31/2018	$15.22246	$14.60433	344
01/01/2019 to 12/31/2019	$14.60433	$16.48445	1,315
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.75509	$8.59095	2,684
01/01/2011 to 12/31/2011	$8.59095	$8.05852	1,122
01/01/2012 to 12/31/2012	$8.05852	$9.22079	1,407
01/01/2013 to 12/31/2013	$9.22079	$12.62489	478
01/01/2014 to 12/31/2014	$12.62489	$14.05810	1,009
01/01/2015 to 12/31/2015	$14.05810	$12.68362	885
01/01/2016 to 12/31/2016	$12.68362	$14.88655	645
01/01/2017 to 12/31/2017	$14.88655	$17.37125	632
01/01/2018 to 12/31/2018	$17.37125	$14.59713	265
01/01/2019 to 12/31/2019	$14.59713	$18.50878	1,917
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.95060	$8.91178	9,775
01/01/2011 to 12/31/2011	$8.91178	$7.59690	3,070
01/01/2012 to 12/31/2012	$7.59690	$8.95135	4,045
01/01/2013 to 12/31/2013	$8.95135	$10.43284	307
01/01/2014 to 12/31/2014	$10.43284	$9.64884	782
01/01/2015 to 12/31/2015	$9.64884	$9.74315	465
01/01/2016 to 12/31/2016	$9.74315	$9.17813	156
01/01/2017 to 12/31/2017	$9.17813	$12.16870	365
01/01/2018 to 12/31/2018	$12.16870	$10.32323	182
01/01/2019 to 12/31/2019	$10.32323	$13.35112	714
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.75042	$9.51572	5,026
01/01/2011 to 12/31/2011	$9.51572	$8.14664	1,987
01/01/2012 to 12/31/2012	$8.14664	$9.30490	3,151
01/01/2013 to 12/31/2013	$9.30490	$10.88229	633
01/01/2014 to 12/31/2014	$10.88229	$9.93905	1,867
01/01/2015 to 12/31/2015	$9.93905	$9.80934	893
01/01/2016 to 12/31/2016	$9.80934	$9.65905	610
01/01/2017 to 12/31/2017	$9.65905	$11.61362	720
01/01/2018 to 12/31/2018	$11.61362	$9.53343	346
01/01/2019 to 12/31/2019	$9.53343	$11.20149	854
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.82580	$9.83405	224,639
01/01/2011 to 12/31/2011	$9.83405	$9.57260	159,150
01/01/2012 to 12/31/2012	$9.57260	$10.64380	202,323
01/01/2013 to 12/31/2013	$10.64380	$12.11634	216,670
01/01/2014 to 12/31/2014	$12.11634	$12.61628	221,742
01/01/2015 to 12/31/2015	$12.61628	$12.22130	201,228
01/01/2016 to 12/31/2016	$12.22130	$12.58880	179,101
01/01/2017 to 12/31/2017	$12.58880	$14.41429	184,148
01/01/2018 to 12/31/2018	$14.41429	$13.06909	165,344
01/01/2019 to 12/31/2019	$13.06909	$15.27999	151,402

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.43150	$10.94417	6,612
01/01/2011 to 12/31/2011	$10.94417	$9.73366	2,765
01/01/2012 to 12/31/2012	$9.73366	$11.61603	4,536
01/01/2013 to 12/31/2013	$11.61603	$13.11836	3,719
01/01/2014 to 12/31/2014	$13.11836	$12.02474	2,027
01/01/2015 to 12/31/2015	$12.02474	$11.44260	1,204
01/01/2016 to 12/31/2016	$11.44260	$11.41863	610
01/01/2017 to 12/31/2017	$11.41863	$14.49160	1,336
01/01/2018 to 12/31/2018	$14.49160	$11.70686	198
01/01/2019 to 12/31/2019	$11.70686	$14.58040	2,280
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.06807	$11.62819	1,313,997
01/01/2011 to 12/31/2011	$11.62819	$11.41042	1,230,668
01/01/2012 to 12/31/2012	$11.41042	$12.36735	1,209,849
01/01/2013 to 12/31/2013	$12.36735	$13.44281	1,111,886
01/01/2014 to 12/31/2014	$13.44281	$13.87695	1,065,681
01/01/2015 to 12/31/2015	$13.87695	$13.56006	975,957
01/01/2016 to 12/31/2016	$13.56006	$13.78480	891,404
01/01/2017 to 12/31/2017	$13.78480	$15.13401	789,121
01/01/2018 to 12/31/2018	$15.13401	$14.05432	638,874
01/01/2019 to 12/31/2019	$14.05432	$15.76847	548,914
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28433	$11.20726	4,975
01/01/2011 to 12/31/2011	$11.20726	$11.04434	1,358
01/01/2012 to 12/31/2012	$11.04434	$12.45348	1,816
01/01/2013 to 12/31/2013	$12.45348	$16.64059	736
01/01/2014 to 12/31/2014	$16.64059	$17.83853	5,467
01/01/2015 to 12/31/2015	$17.83853	$19.32012	4,775
01/01/2016 to 12/31/2016	$19.32012	$18.63740	2,356
01/01/2017 to 12/31/2017	$18.63740	$24.78385	1,337
01/01/2018 to 12/31/2018	$24.78385	$23.86832	553
01/01/2019 to 12/31/2019	$23.86832	$30.98391	1,053
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.98924	$10.53837	10,782
01/01/2011 to 12/31/2011	$10.53837	$10.22269	5,139
01/01/2012 to 12/31/2012	$10.22269	$11.23474	6,538
01/01/2013 to 12/31/2013	$11.23474	$15.02504	4,583
01/01/2014 to 12/31/2014	$15.02504	$16.26647	9,964
01/01/2015 to 12/31/2015	$16.26647	$17.52780	6,660
01/01/2016 to 12/31/2016	$17.52780	$18.11653	8,784
01/01/2017 to 12/31/2017	$18.11653	$23.58740	8,129
01/01/2018 to 12/31/2018	$23.58740	$22.46755	2,945
01/01/2019 to 12/31/2019	$22.46755	$28.95176	5,489
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.31440	$12.41066	4,660
01/01/2011 to 12/31/2011	$12.41066	$11.76918	2,281
01/01/2012 to 12/31/2012	$11.76918	$14.18000	3,263
01/01/2013 to 12/31/2013	$14.18000	$17.71763	619
01/01/2014 to 12/31/2014	$17.71763	$17.97436	1,522
01/01/2015 to 12/31/2015	$17.97436	$17.33816	980
01/01/2016 to 12/31/2016	$17.33816	$18.18118	497
01/01/2017 to 12/31/2017	$18.18118	$22.04297	1,063
01/01/2018 to 12/31/2018	$22.04297	$19.51516	529
01/01/2019 to 12/31/2019	$19.51516	$24.82767	1,064

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29125	5,618
01/01/2013 to 12/31/2013	$10.29125	$11.98012	11,327
01/01/2014 to 12/31/2014	$11.98012	$12.33061	18,954
01/01/2015 to 12/31/2015	$12.33061	$11.92120	17,723
01/01/2016 to 12/31/2016	$11.92120	$12.17518	16,240
01/01/2017 to 12/31/2017	$12.17518	$13.88539	21,945
01/01/2018 to 12/31/2018	$13.88539	$12.46673	21,752
01/01/2019 to 12/31/2019	$12.46673	$14.98234	22,533
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.83697	$10.86121	4,940
01/01/2011 to 12/31/2011	$10.86121	$10.56972	2,353
01/01/2012 to 12/31/2012	$10.56972	$12.11467	3,030
01/01/2013 to 12/31/2013	$12.11467	$16.21309	1,128
01/01/2014 to 12/31/2014	$16.21309	$17.25433	1,721
01/01/2015 to 12/31/2015	$17.25433	$18.11220	735
01/01/2016 to 12/31/2016	$18.11220	$18.07074	2,382
01/01/2017 to 12/31/2017	$18.07074	$23.12420	2,332
01/01/2018 to 12/31/2018	$23.12420	$23.12146	939
01/01/2019 to 12/31/2019	$23.12146	$31.18620	1,653
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17925	0
01/01/2013 to 12/31/2013	$10.17925	$13.40346	36
01/01/2014 to 12/31/2014	$13.40346	$14.46206	68
01/01/2015 to 12/31/2015	$14.46206	$14.05525	45
01/01/2016 to 12/31/2016	$14.05525	$15.61022	17
01/01/2017 to 12/31/2017	$15.61022	$17.93242	38
01/01/2018 to 12/31/2018	$17.93242	$15.77119	17
01/01/2019 to 12/31/2019	$15.77119	$19.97036	1
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.41627	$13.39182	16,762
01/01/2011 to 12/31/2011	$13.39182	$12.71994	8,299
01/01/2012 to 12/31/2012	$12.71994	$14.89424	11,302
01/01/2013 to 12/31/2013	$14.89424	$19.27459	8,496
01/01/2014 to 12/31/2014	$19.27459	$21.04401	7,011
01/01/2015 to 12/31/2015	$21.04401	$19.42968	3,558
01/01/2016 to 12/31/2016	$19.42968	$19.33450	3,556
01/01/2017 to 12/31/2017	$19.33450	$24.05668	4,923
01/01/2018 to 12/31/2018	$24.05668	$22.52338	1,927
01/01/2019 to 12/31/2019	$22.52338	$28.69831	4,719
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.23915	$11.16454	13,826
01/01/2011 to 12/31/2011	$11.16454	$10.65842	6,220
01/01/2012 to 12/31/2012	$10.65842	$12.22088	5,484
01/01/2013 to 12/31/2013	$12.22088	$16.98935	7,064
01/01/2014 to 12/31/2014	$16.98935	$19.00188	3,620
01/01/2015 to 12/31/2015	$19.00188	$17.55329	1,905
01/01/2016 to 12/31/2016	$17.55329	$20.31740	1,072
01/01/2017 to 12/31/2017	$20.31740	$22.63368	2,252
01/01/2018 to 12/31/2018	$22.63368	$18.51160	1,305
01/01/2019 to 12/31/2019	$18.51160	$21.93030	3,863

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.06699	$10.85299	37,290
01/01/2011 to 12/31/2011	$10.85299	$8.47100	11,321
01/01/2012 to 12/31/2012	$8.47100	$9.77928	16,660
01/01/2013 to 12/31/2013	$9.77928	$9.59482	2,630
01/01/2014 to 12/31/2014	$9.59482	$8.95297	9,982
01/01/2015 to 12/31/2015	$8.95297	$7.29837	6,376
01/01/2016 to 12/31/2016	$7.29837	$8.02833	4,073
01/01/2017 to 12/31/2017	$8.02833	$9.93315	8,224
01/01/2018 to 12/31/2018	$9.93315	$8.35712	4,430
01/01/2019 to 12/31/2019	$8.35712	$9.27329	14,104
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.45297	$11.31482	2,806,427
01/01/2011 to 12/31/2011	$11.31482	$11.18744	2,787,380
01/01/2012 to 12/31/2012	$11.18744	$12.08780	2,965,579
01/01/2013 to 12/31/2013	$12.08780	$12.92344	2,448,464
01/01/2014 to 12/31/2014	$12.92344	$13.38204	2,360,050
01/01/2015 to 12/31/2015	$13.38204	$13.11913	2,069,607
01/01/2016 to 12/31/2016	$13.11913	$13.55324	2,006,629
01/01/2017 to 12/31/2017	$13.55324	$14.61302	1,846,783
01/01/2018 to 12/31/2018	$14.61302	$13.89754	1,674,656
01/01/2019 to 12/31/2019	$13.89754	$15.61036	1,745,567
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01817	$10.06259	0
01/01/2012 to 12/31/2012	$10.06259	$10.55085	82
01/01/2013 to 12/31/2013	$10.55085	$10.08987	7,789
01/01/2014 to 12/31/2014	$10.08987	$10.47613	7,885
01/01/2015 to 12/31/2015	$10.47613	$10.22815	6,188
01/01/2016 to 12/31/2016	$10.22815	$10.43484	2,285
01/01/2017 to 12/31/2017	$10.43484	$10.79503	1,253
01/01/2018 to 12/31/2018	$10.79503	$10.48066	471
01/01/2019 to 12/31/2019	$10.48066	$11.26094	3,286
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.15269	$9.49915	3,107,509
01/01/2011 to 12/31/2011	$9.49915	$8.72164	2,958,356
01/01/2012 to 12/31/2012	$8.72164	$9.64095	2,931,572
01/01/2013 to 12/31/2013	$9.64095	$11.04506	2,856,471
01/01/2014 to 12/31/2014	$11.04506	$11.80709	2,784,909
01/01/2015 to 12/31/2015	$11.80709	$11.48776	2,884,496
01/01/2016 to 12/31/2016	$11.48776	$12.38175	2,711,453
01/01/2017 to 12/31/2017	$12.38175	$14.07297	3,017,987
01/01/2018 to 12/31/2018	$14.07297	$12.72880	2,660,134
01/01/2019 to 12/31/2019	$12.72880	$14.85062	2,508,673
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.63992	0
01/01/2014 to 12/31/2014	$11.63992	$13.13171	0
01/01/2015 to 12/31/2015	$13.13171	$13.05374	0
01/01/2016 to 12/31/2016	$13.05374	$14.16694	0
01/01/2017 to 12/31/2017	$14.16694	$16.83933	0
01/01/2018 to 12/31/2018	$16.83933	$15.30417	0
01/01/2019 to 12/31/2019	$15.30417	$18.75586	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.16461	$9.19572	5,022
01/01/2011 to 12/31/2011	$9.19572	$9.31379	2,191
01/01/2012 to 12/31/2012	$9.31379	$10.83195	2,506
01/01/2013 to 12/31/2013	$10.83195	$14.04263	712
01/01/2014 to 12/31/2014	$14.04263	$16.11343	1,705
01/01/2015 to 12/31/2015	$16.11343	$16.26001	3,488
01/01/2016 to 12/31/2016	$16.26001	$18.28171	2,058
01/01/2017 to 12/31/2017	$18.28171	$21.88041	1,302
01/01/2018 to 12/31/2018	$21.88041	$19.65744	563
01/01/2019 to 12/31/2019	$19.65744	$23.95180	2,316
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99825	$8.87224	0
01/01/2012 to 12/31/2012	$8.87224	$9.82808	27,035
01/01/2013 to 12/31/2013	$9.82808	$11.77614	28,171
01/01/2014 to 12/31/2014	$11.77614	$12.27770	28,331
01/01/2015 to 12/31/2015	$12.27770	$12.03733	31,581
01/01/2016 to 12/31/2016	$12.03733	$12.52956	36,309
01/01/2017 to 12/31/2017	$12.52956	$14.49778	40,781
01/01/2018 to 12/31/2018	$14.49778	$13.26452	34,716
01/01/2019 to 12/31/2019	$13.26452	$15.73891	32,050
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.33599	$12.11421	12,965
01/01/2011 to 12/31/2011	$12.11421	$10.30454	9,086
01/01/2012 to 12/31/2012	$10.30454	$12.11213	12,705
01/01/2013 to 12/31/2013	$12.11213	$16.69652	4,812
01/01/2014 to 12/31/2014	$16.69652	$17.15266	13,937
01/01/2015 to 12/31/2015	$17.15266	$17.01573	7,428
01/01/2016 to 12/31/2016	$17.01573	$17.94086	1,815
01/01/2017 to 12/31/2017	$17.94086	$22.42793	3,160
01/01/2018 to 12/31/2018	$22.42793	$19.57256	1,371
01/01/2019 to 12/31/2019	$19.57256	$26.15099	3,287
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.64603	$11.54673	2,961
01/01/2011 to 12/31/2011	$11.54673	$11.19338	5,290
01/01/2012 to 12/31/2012	$11.19338	$12.29157	7,928
01/01/2013 to 12/31/2013	$12.29157	$16.26529	5,663
01/01/2014 to 12/31/2014	$16.26529	$16.53096	6,034
01/01/2015 to 12/31/2015	$16.53096	$16.31014	2,424
01/01/2016 to 12/31/2016	$16.31014	$17.89590	5,453
01/01/2017 to 12/31/2017	$17.89590	$21.71043	13,426
01/01/2018 to 12/31/2018	$21.71043	$19.46481	6,183
01/01/2019 to 12/31/2019	$19.46481	$24.79466	1,164
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.85035	$12.14978	4,393
01/01/2011 to 12/31/2011	$12.14978	$11.18351	1,973
01/01/2012 to 12/31/2012	$11.18351	$12.93597	2,140
01/01/2013 to 12/31/2013	$12.93597	$17.40023	3,369
01/01/2014 to 12/31/2014	$17.40023	$17.93134	780
01/01/2015 to 12/31/2015	$17.93134	$16.79729	512
01/01/2016 to 12/31/2016	$16.79729	$21.24700	250
01/01/2017 to 12/31/2017	$21.24700	$22.32918	560
01/01/2018 to 12/31/2018	$22.32918	$18.12451	235
01/01/2019 to 12/31/2019	$18.12451	$21.64296	729

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.41585	$11.37298	1,812,690
01/01/2011 to 12/31/2011	$11.37298	$11.35486	1,727,428
01/01/2012 to 12/31/2012	$11.35486	$12.61577	1,857,530
01/01/2013 to 12/31/2013	$12.61577	$14.42921	2,041,161
01/01/2014 to 12/31/2014	$14.42921	$14.95605	2,081,429
01/01/2015 to 12/31/2015	$14.95605	$14.64748	2,067,033
01/01/2016 to 12/31/2016	$14.64748	$15.42163	1,933,294
01/01/2017 to 12/31/2017	$15.42163	$17.42399	1,652,086
01/01/2018 to 12/31/2018	$17.42399	$16.14672	1,491,584
01/01/2019 to 12/31/2019	$16.14672	$19.10173	1,297,531
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.65708	$10.94866	7,600
01/01/2011 to 12/31/2011	$10.94866	$10.53687	4,208
01/01/2012 to 12/31/2012	$10.53687	$12.12848	5,446
01/01/2013 to 12/31/2013	$12.12848	$17.10074	3,158
01/01/2014 to 12/31/2014	$17.10074	$18.13790	1,534
01/01/2015 to 12/31/2015	$18.13790	$19.45780	914
01/01/2016 to 12/31/2016	$19.45780	$19.56318	1,480
01/01/2017 to 12/31/2017	$19.56318	$26.40885	1,135
01/01/2018 to 12/31/2018	$26.40885	$26.84943	763
01/01/2019 to 12/31/2019	$26.84943	$33.70439	2,262
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.95107	$9.85304	241
01/01/2011 to 12/31/2011	$9.85304	$9.59855	2,850
01/01/2012 to 12/31/2012	$9.59855	$10.65551	222
01/01/2013 to 12/31/2013	$10.65551	$14.04359	690
01/01/2014 to 12/31/2014	$14.04359	$13.96212	96
01/01/2015 to 12/31/2015	$13.96212	$12.83944	63
01/01/2016 to 12/31/2016	$12.83944	$13.34012	20
01/01/2017 to 12/31/2017	$13.34012	$15.22191	48
01/01/2018 to 12/31/2018	$15.22191	$13.45298	18
01/01/2019 to 12/31/2019	$13.45298	$16.59009	3,219
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.05802	$15.39811	42,014
01/01/2011 to 12/31/2011	$15.39811	$12.82550	10,499
01/01/2012 to 12/31/2012	$12.82550	$13.00913	14,660
01/01/2013 to 12/31/2013	$13.00913	$14.69414	12,567
01/01/2014 to 12/31/2014	$14.69414	$13.18203	8,737
01/01/2015 to 12/31/2015	$13.18203	$10.41997	5,203
01/01/2016 to 12/31/2016	$10.41997	$12.71216	5,729
01/01/2017 to 12/31/2017	$12.71216	$13.72798	7,735
01/01/2018 to 12/31/2018	$13.72798	$11.19956	3,141
01/01/2019 to 12/31/2019	$11.19956	$12.81300	8,610
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.01755	$11.40516	8,166
01/01/2011 to 12/31/2011	$11.40516	$11.62600	5,032
01/01/2012 to 12/31/2012	$11.62600	$11.97556	5,387
01/01/2013 to 12/31/2013	$11.97556	$11.28342	422
01/01/2014 to 12/31/2014	$11.28342	$11.10740	1,465
01/01/2015 to 12/31/2015	$11.10740	$10.37148	1,229
01/01/2016 to 12/31/2016	$10.37148	$10.59617	588
01/01/2017 to 12/31/2017	$10.59617	$10.58537	1,178
01/01/2018 to 12/31/2018	$10.58537	$10.56845	345
01/01/2019 to 12/31/2019	$10.56845	$10.51191	1,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.55328	$11.56022	1,739
01/01/2011 to 12/31/2011	$11.56022	$10.92663	1,018
01/01/2012 to 12/31/2012	$10.92663	$12.66562	1,170
01/01/2013 to 12/31/2013	$12.66562	$16.41830	262
01/01/2014 to 12/31/2014	$16.41830	$18.47873	674
01/01/2015 to 12/31/2015	$18.47873	$16.89426	834
01/01/2016 to 12/31/2016	$16.89426	$18.85427	406
01/01/2017 to 12/31/2017	$18.85427	$21.87900	718
01/01/2018 to 12/31/2018	$21.87900	$17.87665	415
01/01/2019 to 12/31/2019	$17.87665	$20.85081	1,210
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.61586	$9.66907	59,466
01/01/2011 to 12/31/2011	$9.66907	$9.13871	38,362
01/01/2012 to 12/31/2012	$9.13871	$9.93078	61,019
01/01/2013 to 12/31/2013	$9.93078	$11.71505	83,708
01/01/2014 to 12/31/2014	$11.71505	$12.09976	113,808
01/01/2015 to 12/31/2015	$12.09976	$11.77015	97,718
01/01/2016 to 12/31/2016	$11.77015	$12.27470	77,864
01/01/2017 to 12/31/2017	$12.27470	$13.65060	77,965
01/01/2018 to 12/31/2018	$13.65060	$12.69393	65,933
01/01/2019 to 12/31/2019	$12.69393	$14.98105	68,985
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.11398	$10.67324	17,950
01/01/2011 to 12/31/2011	$10.67324	$11.07849	9,470
01/01/2012 to 12/31/2012	$11.07849	$11.69664	11,322
01/01/2013 to 12/31/2013	$11.69664	$11.27951	7,486
01/01/2014 to 12/31/2014	$11.27951	$11.83691	2,545
01/01/2015 to 12/31/2015	$11.83691	$11.73111	3,499
01/01/2016 to 12/31/2016	$11.73111	$12.07618	2,342
01/01/2017 to 12/31/2017	$12.07618	$12.56843	3,032
01/01/2018 to 12/31/2018	$12.56843	$12.02386	2,372
01/01/2019 to 12/31/2019	$12.02386	$13.21869	5,954
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45889	$10.35258	5,137,364
01/01/2011 to 12/31/2011	$10.35258	$9.85110	4,511,499
01/01/2012 to 12/31/2012	$9.85110	$10.83936	4,512,237
01/01/2013 to 12/31/2013	$10.83936	$11.65248	3,980,717
01/01/2014 to 12/31/2014	$11.65248	$11.82550	3,583,697
01/01/2015 to 12/31/2015	$11.82550	$11.18749	3,008,438
01/01/2016 to 12/31/2016	$11.18749	$11.62937	2,626,719
01/01/2017 to 12/31/2017	$11.62937	$12.79934	2,503,499
01/01/2018 to 12/31/2018	$12.79934	$11.49213	1,935,828
01/01/2019 to 12/31/2019	$11.49213	$13.03740	1,951,549
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.61143	$10.68319	2,019,590
01/01/2011 to 12/31/2011	$10.68319	$10.45514	1,914,200
01/01/2012 to 12/31/2012	$10.45514	$11.61448	2,135,086
01/01/2013 to 12/31/2013	$11.61448	$13.23315	2,097,823
01/01/2014 to 12/31/2014	$13.23315	$13.72573	1,972,645
01/01/2015 to 12/31/2015	$13.72573	$13.52487	1,805,559
01/01/2016 to 12/31/2016	$13.52487	$14.16099	1,685,939
01/01/2017 to 12/31/2017	$14.16099	$16.18674	1,613,406
01/01/2018 to 12/31/2018	$16.18674	$14.88939	1,413,090
01/01/2019 to 12/31/2019	$14.88939	$17.73627	1,360,968
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.82485	$9.65463	1,444,005
01/01/2011 to 12/31/2011	$9.65463	$9.26641	1,175,865
01/01/2012 to 12/31/2012	$9.26641	$9.98915	1,264,108
01/01/2013 to 12/31/2013	$9.98915	$10.97919	1,082,425
01/01/2014 to 12/31/2014	$10.97919	$11.28386	1,011,129
01/01/2015 to 12/31/2015	$11.28386	$11.01184	872,108
01/01/2016 to 12/31/2016	$11.01184	$11.28308	784,935
01/01/2017 to 12/31/2017	$11.28308	$12.82058	788,567
01/01/2018 to 12/31/2018	$12.82058	$11.54042	518,981
01/01/2019 to 12/31/2019	$11.54042	$13.31694	602,529
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.70059	$10.65023	3,948,773
01/01/2011 to 12/31/2011	$10.65023	$10.28464	3,425,837
01/01/2012 to 12/31/2012	$10.28464	$11.30707	3,544,040
01/01/2013 to 12/31/2013	$11.30707	$13.00353	3,396,895
01/01/2014 to 12/31/2014	$13.00353	$13.54010	2,787,943
01/01/2015 to 12/31/2015	$13.54010	$13.29865	2,639,562
01/01/2016 to 12/31/2016	$13.29865	$13.81917	2,492,144
01/01/2017 to 12/31/2017	$13.81917	$15.52303	2,317,317
01/01/2018 to 12/31/2018	$15.52303	$14.42350	1,981,975
01/01/2019 to 12/31/2019	$14.42350	$16.83700	1,754,185

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99751	$9.12885	80,984
01/01/2012 to 12/31/2012	$9.12885	$9.98474	84,304
01/01/2013 to 12/31/2013	$9.98474	$10.81958	174,559
01/01/2014 to 12/31/2014	$10.81958	$11.09402	143,374
01/01/2015 to 12/31/2015	$11.09402	$10.51910	147,244
01/01/2016 to 12/31/2016	$10.51910	$10.99888	111,742
01/01/2017 to 12/31/2017	$10.99888	$12.10823	109,020
01/01/2018 to 12/31/2018	$12.10823	$11.20964	98,449
01/01/2019 to 12/31/2019	$11.20964	$12.88844	93,684
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.29002	$11.46655	31,539
01/01/2011 to 12/31/2011	$11.46655	$11.46118	35,983
01/01/2012 to 12/31/2012	$11.46118	$11.72899	37,863
01/01/2013 to 12/31/2013	$11.72899	$11.21591	74,755
01/01/2014 to 12/31/2014	$11.21591	$10.95294	27,047
01/01/2015 to 12/31/2015	$10.95294	$10.75838	16,357
01/01/2016 to 12/31/2016	$10.75838	$10.68907	27,384
01/01/2017 to 12/31/2017	$10.68907	$10.62718	28,099
01/01/2018 to 12/31/2018	$10.62718	$10.46448	17,527
01/01/2019 to 12/31/2019	$10.46448	$10.70179	14,977
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.82223	$12.44845	853,716
01/01/2011 to 12/31/2011	$12.44845	$12.55575	603,368
01/01/2012 to 12/31/2012	$12.55575	$13.41715	665,696
01/01/2013 to 12/31/2013	$13.41715	$12.87458	559,958
01/01/2014 to 12/31/2014	$12.87458	$13.11750	482,999
01/01/2015 to 12/31/2015	$13.11750	$12.55226	426,762
01/01/2016 to 12/31/2016	$12.55226	$12.78941	401,399
01/01/2017 to 12/31/2017	$12.78941	$13.04806	432,474
01/01/2018 to 12/31/2018	$13.04806	$12.66894	278,275
01/01/2019 to 12/31/2019	$12.66894	$13.52660	281,805
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28814	$10.29386	6,530,490
01/01/2011 to 12/31/2011	$10.29386	$9.81857	5,407,760
01/01/2012 to 12/31/2012	$9.81857	$10.91458	5,748,233
01/01/2013 to 12/31/2013	$10.91458	$13.08906	6,008,938
01/01/2014 to 12/31/2014	$13.08906	$13.68977	5,613,179
01/01/2015 to 12/31/2015	$13.68977	$13.45328	5,170,247
01/01/2016 to 12/31/2016	$13.45328	$14.05054	4,629,697
01/01/2017 to 12/31/2017	$14.05054	$16.19280	4,387,368
01/01/2018 to 12/31/2018	$16.19280	$14.84261	3,980,713
01/01/2019 to 12/31/2019	$14.84261	$17.73677	3,795,922
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60230	60,708
01/01/2014 to 12/31/2014	$11.60230	$12.88496	65,602
01/01/2015 to 12/31/2015	$12.88496	$12.14530	44,083
01/01/2016 to 12/31/2016	$12.14530	$13.64122	46,861
01/01/2017 to 12/31/2017	$13.64122	$15.78950	54,423
01/01/2018 to 12/31/2018	$15.78950	$14.69713	34,460
01/01/2019 to 12/31/2019	$14.69713	$18.82489	53,213

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05116	$9.46002	24,643
01/01/2011 to 12/31/2011	$9.46002	$8.78163	19,788
01/01/2012 to 12/31/2012	$8.78163	$10.88468	22,310
01/01/2013 to 12/31/2013	$10.88468	$11.10256	34,587
01/01/2014 to 12/31/2014	$11.10256	$12.36411	22,255
01/01/2015 to 12/31/2015	$12.36411	$12.07532	19,929
01/01/2016 to 12/31/2016	$12.07532	$11.91011	15,062
01/01/2017 to 12/31/2017	$11.91011	$12.91053	15,649
01/01/2018 to 12/31/2018	$12.91053	$12.02439	13,080
01/01/2019 to 12/31/2019	$12.02439	$14.70739	12,925
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.23905	$12.88076	18,915
01/01/2011 to 12/31/2011	$12.88076	$13.42144	29,148
01/01/2012 to 12/31/2012	$13.42144	$15.13273	30,903
01/01/2013 to 12/31/2013	$15.13273	$15.25591	37,076
01/01/2014 to 12/31/2014	$15.25591	$19.52324	37,677
01/01/2015 to 12/31/2015	$19.52324	$20.00868	23,499
01/01/2016 to 12/31/2016	$20.00868	$20.50180	28,934
01/01/2017 to 12/31/2017	$20.50180	$21.29380	23,303
01/01/2018 to 12/31/2018	$21.29380	$19.82275	16,534
01/01/2019 to 12/31/2019	$19.82275	$25.42605	16,027
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.66215	$9.68378	1,094,089
01/01/2011 to 12/31/2011	$9.68378	$9.32398	998,738
01/01/2012 to 12/31/2012	$9.32398	$10.08333	1,031,065
01/01/2013 to 12/31/2013	$10.08333	$11.31154	1,005,330
01/01/2014 to 12/31/2014	$11.31154	$11.40557	895,614
01/01/2015 to 12/31/2015	$11.40557	$11.25953	810,849
01/01/2016 to 12/31/2016	$11.25953	$11.47513	706,674
01/01/2017 to 12/31/2017	$11.47513	$13.06564	707,975
01/01/2018 to 12/31/2018	$13.06564	$11.78114	578,295
01/01/2019 to 12/31/2019	$11.78114	$13.81962	574,249
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.14789	$9.97940	724,144
01/01/2011 to 12/31/2011	$9.97940	$9.70594	638,997
01/01/2012 to 12/31/2012	$9.70594	$10.44837	664,544
01/01/2013 to 12/31/2013	$10.44837	$11.21657	657,922
01/01/2014 to 12/31/2014	$11.21657	$11.40747	634,353
01/01/2015 to 12/31/2015	$11.40747	$11.04951	519,499
01/01/2016 to 12/31/2016	$11.04951	$11.36932	426,748
01/01/2017 to 12/31/2017	$11.36932	$12.47952	482,450
01/01/2018 to 12/31/2018	$12.47952	$11.33646	292,705
01/01/2019 to 12/31/2019	$11.33646	$12.85704	326,948
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.44641	$11.70578	19,745
01/01/2011 to 12/31/2011	$11.70578	$11.59196	19,295
01/01/2012 to 12/31/2012	$11.59196	$13.10878	22,555
01/01/2013 to 12/31/2013	$13.10878	$17.78780	61,133
01/01/2014 to 12/31/2014	$17.78780	$18.63957	67,519
01/01/2015 to 12/31/2015	$18.63957	$17.21927	42,295
01/01/2016 to 12/31/2016	$17.21927	$20.92536	27,323
01/01/2017 to 12/31/2017	$20.92536	$22.94936	43,532
01/01/2018 to 12/31/2018	$22.94936	$19.27558	29,162
01/01/2019 to 12/31/2019	$19.27558	$23.10744	28,780

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.23676	$10.00912	68,352
01/01/2011 to 12/31/2011	$10.00912	$9.78655	141,326
01/01/2012 to 12/31/2012	$9.78655	$9.56663	94,510
01/01/2013 to 12/31/2013	$9.56663	$9.35158	42,614
01/01/2014 to 12/31/2014	$9.35158	$9.14136	46,699
01/01/2015 to 12/31/2015	$9.14136	$8.93571	32,145
01/01/2016 to 12/31/2016	$8.93571	$8.73547	50,354
01/01/2017 to 12/31/2017	$8.73547	$8.56868	12,080
01/01/2018 to 12/31/2018	$8.56868	$8.48389	24,638
01/01/2019 to 12/31/2019	$8.48389	$8.43338	12,974
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.22092	$11.33996	28,487
01/01/2011 to 12/31/2011	$11.33996	$11.43711	24,583
01/01/2012 to 12/31/2012	$11.43711	$12.73073	28,637
01/01/2013 to 12/31/2013	$12.73073	$13.33806	27,634
01/01/2014 to 12/31/2014	$13.33806	$13.37164	25,909
01/01/2015 to 12/31/2015	$13.37164	$12.60512	22,883
01/01/2016 to 12/31/2016	$12.60512	$14.21951	19,378
01/01/2017 to 12/31/2017	$14.21951	$14.93925	20,593
01/01/2018 to 12/31/2018	$14.93925	$14.31141	18,155
01/01/2019 to 12/31/2019	$14.31141	$16.12992	18,701
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.70055	$8.51795	4,112
01/01/2011 to 12/31/2011	$8.51795	$7.97841	2,793
01/01/2012 to 12/31/2012	$7.97841	$9.11568	2,856
01/01/2013 to 12/31/2013	$9.11568	$12.46280	31,071
01/01/2014 to 12/31/2014	$12.46280	$13.85728	38,880
01/01/2015 to 12/31/2015	$13.85728	$12.48421	28,976
01/01/2016 to 12/31/2016	$12.48421	$14.63112	22,999
01/01/2017 to 12/31/2017	$14.63112	$17.04823	24,023
01/01/2018 to 12/31/2018	$17.04823	$14.30458	11,328
01/01/2019 to 12/31/2019	$14.30458	$18.11128	14,642
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.90775	$8.85072	40,087
01/01/2011 to 12/31/2011	$8.85072	$7.53378	30,791
01/01/2012 to 12/31/2012	$7.53378	$8.86389	37,956
01/01/2013 to 12/31/2013	$8.86389	$10.31589	37,684
01/01/2014 to 12/31/2014	$10.31589	$9.52677	37,774
01/01/2015 to 12/31/2015	$9.52677	$9.60572	34,308
01/01/2016 to 12/31/2016	$9.60572	$9.03541	30,878
01/01/2017 to 12/31/2017	$9.03541	$11.96189	25,313
01/01/2018 to 12/31/2018	$11.96189	$10.13284	29,299
01/01/2019 to 12/31/2019	$10.13284	$13.08567	29,811
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.70312	$9.45037	37,505
01/01/2011 to 12/31/2011	$9.45037	$8.07874	25,333
01/01/2012 to 12/31/2012	$8.07874	$9.21373	32,623
01/01/2013 to 12/31/2013	$9.21373	$10.75994	33,814
01/01/2014 to 12/31/2014	$10.75994	$9.81286	31,209
01/01/2015 to 12/31/2015	$9.81286	$9.67056	32,612
01/01/2016 to 12/31/2016	$9.67056	$9.50854	38,375
01/01/2017 to 12/31/2017	$9.50854	$11.41590	35,449
01/01/2018 to 12/31/2018	$11.41590	$9.35725	22,529
01/01/2019 to 12/31/2019	$9.35725	$10.97838	21,854

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.83253	$11.73376	6,091
01/01/2011 to 12/31/2011	$11.73376	$12.89793	3,863,808
01/01/2012 to 12/31/2012	$12.89793	$13.79278	1,572,043
01/01/2013 to 12/31/2013	$13.79278	$13.05358	429,073
01/01/2014 to 12/31/2014	$13.05358	$13.61868	538,817
01/01/2015 to 12/31/2015	$13.61868	$13.46870	1,832,543
01/01/2016 to 12/31/2016	$13.46870	$13.72014	2,232,963
01/01/2017 to 12/31/2017	$13.72014	$13.99076	1,288,763
01/01/2018 to 12/31/2018	$13.99076	$13.63796	3,691,253
01/01/2019 to 12/31/2019	$13.63796	$14.82855	1,613,172
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.80420	$9.79553	752,454
01/01/2011 to 12/31/2011	$9.79553	$9.52105	590,661
01/01/2012 to 12/31/2012	$9.52105	$10.57078	712,315
01/01/2013 to 12/31/2013	$10.57078	$12.01556	772,774
01/01/2014 to 12/31/2014	$12.01556	$12.49292	733,956
01/01/2015 to 12/31/2015	$12.49292	$12.08400	707,422
01/01/2016 to 12/31/2016	$12.08400	$12.42930	647,721
01/01/2017 to 12/31/2017	$12.42930	$14.21077	664,422
01/01/2018 to 12/31/2018	$14.21077	$12.86556	504,081
01/01/2019 to 12/31/2019	$12.86556	$15.01988	572,526
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.35804	$10.85122	97,893
01/01/2011 to 12/31/2011	$10.85122	$9.63698	79,641
01/01/2012 to 12/31/2012	$9.63698	$11.48382	88,347
01/01/2013 to 12/31/2013	$11.48382	$12.94997	139,829
01/01/2014 to 12/31/2014	$12.94997	$11.85292	132,671
01/01/2015 to 12/31/2015	$11.85292	$11.26253	116,224
01/01/2016 to 12/31/2016	$11.26253	$11.22263	100,496
01/01/2017 to 12/31/2017	$11.22263	$14.22205	94,195
01/01/2018 to 12/31/2018	$14.22205	$11.47211	85,846
01/01/2019 to 12/31/2019	$11.47211	$14.26703	90,057
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.99024	$11.52951	515,178
01/01/2011 to 12/31/2011	$11.52951	$11.29693	465,852
01/01/2012 to 12/31/2012	$11.29693	$12.22630	488,641
01/01/2013 to 12/31/2013	$12.22630	$13.27000	471,230
01/01/2014 to 12/31/2014	$13.27000	$13.67845	432,935
01/01/2015 to 12/31/2015	$13.67845	$13.34643	363,490
01/01/2016 to 12/31/2016	$13.34643	$13.54783	326,709
01/01/2017 to 12/31/2017	$13.54783	$14.85208	321,592
01/01/2018 to 12/31/2018	$14.85208	$13.77216	278,370
01/01/2019 to 12/31/2019	$13.77216	$15.42925	271,926
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28234	$11.18859	12,626
01/01/2011 to 12/31/2011	$11.18859	$11.00994	4,099
01/01/2012 to 12/31/2012	$11.00994	$12.39649	4,790
01/01/2013 to 12/31/2013	$12.39649	$16.54020	3,186
01/01/2014 to 12/31/2014	$16.54020	$17.70496	3,105
01/01/2015 to 12/31/2015	$17.70496	$19.14731	5,461
01/01/2016 to 12/31/2016	$19.14731	$18.44363	5,320
01/01/2017 to 12/31/2017	$18.44363	$24.49033	3,466
01/01/2018 to 12/31/2018	$24.49033	$23.55088	4,349
01/01/2019 to 12/31/2019	$23.55088	$30.52702	1,723

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.92597	$10.44883	97,355
01/01/2011 to 12/31/2011	$10.44883	$10.12099	82,837
01/01/2012 to 12/31/2012	$10.12099	$11.10653	100,725
01/01/2013 to 12/31/2013	$11.10653	$14.83180	91,008
01/01/2014 to 12/31/2014	$14.83180	$16.03371	175,341
01/01/2015 to 12/31/2015	$16.03371	$17.25179	119,812
01/01/2016 to 12/31/2016	$17.25179	$17.80519	100,572
01/01/2017 to 12/31/2017	$17.80519	$23.14812	88,687
01/01/2018 to 12/31/2018	$23.14812	$22.01660	74,330
01/01/2019 to 12/31/2019	$22.01660	$28.32908	70,430
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.23486	$12.30530	124,310
01/01/2011 to 12/31/2011	$12.30530	$11.65219	67,237
01/01/2012 to 12/31/2012	$11.65219	$14.01846	113,194
01/01/2013 to 12/31/2013	$14.01846	$17.49024	130,064
01/01/2014 to 12/31/2014	$17.49024	$17.71763	123,917
01/01/2015 to 12/31/2015	$17.71763	$17.06538	124,614
01/01/2016 to 12/31/2016	$17.06538	$17.86899	139,881
01/01/2017 to 12/31/2017	$17.86899	$21.63287	131,765
01/01/2018 to 12/31/2018	$21.63287	$19.12377	117,369
01/01/2019 to 12/31/2019	$19.12377	$24.29410	105,363
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.28113	48,057
01/01/2013 to 12/31/2013	$10.28113	$11.95086	39,921
01/01/2014 to 12/31/2014	$11.95086	$12.28242	35,666
01/01/2015 to 12/31/2015	$12.28242	$11.85721	32,327
01/01/2016 to 12/31/2016	$11.85721	$12.09208	121,037
01/01/2017 to 12/31/2017	$12.09208	$13.77046	29,496
01/01/2018 to 12/31/2018	$13.77046	$12.34533	23,266
01/01/2019 to 12/31/2019	$12.34533	$14.81482	29,050
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.76781	$10.76895	12,348
01/01/2011 to 12/31/2011	$10.76895	$10.46467	14,878
01/01/2012 to 12/31/2012	$10.46467	$11.97661	15,312
01/01/2013 to 12/31/2013	$11.97661	$16.00478	21,911
01/01/2014 to 12/31/2014	$16.00478	$17.00761	18,794
01/01/2015 to 12/31/2015	$17.00761	$17.82712	14,334
01/01/2016 to 12/31/2016	$17.82712	$17.76025	10,499
01/01/2017 to 12/31/2017	$17.76025	$22.69364	11,174
01/01/2018 to 12/31/2018	$22.69364	$22.65745	7,911
01/01/2019 to 12/31/2019	$22.65745	$30.51546	11,087
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99814	$10.17373	0
01/01/2013 to 12/31/2013	$10.17373	$13.37657	0
01/01/2014 to 12/31/2014	$13.37657	$14.41184	5,230
01/01/2015 to 12/31/2015	$14.41184	$13.98584	5,519
01/01/2016 to 12/31/2016	$13.98584	$15.51038	10,294
01/01/2017 to 12/31/2017	$15.51038	$17.79184	17,979
01/01/2018 to 12/31/2018	$17.79184	$15.62439	16,183
01/01/2019 to 12/31/2019	$15.62439	$19.75539	21,568

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.33587	$13.27803	74,901
01/01/2011 to 12/31/2011	$13.27803	$12.59342	48,591
01/01/2012 to 12/31/2012	$12.59342	$14.72440	80,352
01/01/2013 to 12/31/2013	$14.72440	$19.02687	82,634
01/01/2014 to 12/31/2014	$19.02687	$20.74304	77,925
01/01/2015 to 12/31/2015	$20.74304	$19.12377	103,517
01/01/2016 to 12/31/2016	$19.12377	$19.00229	109,615
01/01/2017 to 12/31/2017	$19.00229	$23.60877	102,500
01/01/2018 to 12/31/2018	$23.60877	$22.07149	94,667
01/01/2019 to 12/31/2019	$22.07149	$28.08129	87,830
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.17426	$11.06988	85,558
01/01/2011 to 12/31/2011	$11.06988	$10.55254	65,485
01/01/2012 to 12/31/2012	$10.55254	$12.08173	104,204
01/01/2013 to 12/31/2013	$12.08173	$16.77143	156,285
01/01/2014 to 12/31/2014	$16.77143	$18.73061	143,373
01/01/2015 to 12/31/2015	$18.73061	$17.27731	118,621
01/01/2016 to 12/31/2016	$17.27731	$19.96877	103,998
01/01/2017 to 12/31/2017	$19.96877	$22.21279	111,209
01/01/2018 to 12/31/2018	$22.21279	$18.14057	101,239
01/01/2019 to 12/31/2019	$18.14057	$21.45934	101,828
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04757	$10.81385	328,792
01/01/2011 to 12/31/2011	$10.81385	$8.42811	104,981
01/01/2012 to 12/31/2012	$8.42811	$9.71539	134,770
01/01/2013 to 12/31/2013	$9.71539	$9.51805	170,990
01/01/2014 to 12/31/2014	$9.51805	$8.86830	166,376
01/01/2015 to 12/31/2015	$8.86830	$7.21876	111,108
01/01/2016 to 12/31/2016	$7.21876	$7.92914	78,053
01/01/2017 to 12/31/2017	$7.92914	$9.79598	115,741
01/01/2018 to 12/31/2018	$9.79598	$8.22958	84,317
01/01/2019 to 12/31/2019	$8.22958	$9.11844	110,569
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.39060	$11.23093	1,684,823
01/01/2011 to 12/31/2011	$11.23093	$11.08818	1,648,105
01/01/2012 to 12/31/2012	$11.08818	$11.96291	1,806,643
01/01/2013 to 12/31/2013	$11.96291	$12.77116	1,623,563
01/01/2014 to 12/31/2014	$12.77116	$13.20504	1,494,637
01/01/2015 to 12/31/2015	$13.20504	$12.92658	1,324,645
01/01/2016 to 12/31/2016	$12.92658	$13.33482	1,221,571
01/01/2017 to 12/31/2017	$13.33482	$14.35636	1,068,870
01/01/2018 to 12/31/2018	$14.35636	$13.63327	840,103
01/01/2019 to 12/31/2019	$13.63327	$15.29112	818,245
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06005	1,282
01/01/2012 to 12/31/2012	$10.06005	$10.53264	1,648
01/01/2013 to 12/31/2013	$10.53264	$10.05767	112,440
01/01/2014 to 12/31/2014	$10.05767	$10.42743	109,431
01/01/2015 to 12/31/2015	$10.42743	$10.16564	45,105
01/01/2016 to 12/31/2016	$10.16564	$10.35587	5,464
01/01/2017 to 12/31/2017	$10.35587	$10.69771	8,439
01/01/2018 to 12/31/2018	$10.69771	$10.37086	9,589
01/01/2019 to 12/31/2019	$10.37086	$11.12658	16,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.10732	$9.43250	1,911,779
01/01/2011 to 12/31/2011	$9.43250	$8.64767	1,594,603
01/01/2012 to 12/31/2012	$8.64767	$9.54508	1,783,198
01/01/2013 to 12/31/2013	$9.54508	$10.91902	1,446,643
01/01/2014 to 12/31/2014	$10.91902	$11.65528	1,396,560
01/01/2015 to 12/31/2015	$11.65528	$11.32346	2,405,897
01/01/2016 to 12/31/2016	$11.32346	$12.18680	2,168,015
01/01/2017 to 12/31/2017	$12.18680	$13.83124	3,636,303
01/01/2018 to 12/31/2018	$13.83124	$12.49157	2,498,482
01/01/2019 to 12/31/2019	$12.49157	$14.55255	2,936,592
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.10701	$9.11744	54,039
01/01/2011 to 12/31/2011	$9.11744	$9.22101	34,037
01/01/2012 to 12/31/2012	$9.22101	$10.70831	40,383
01/01/2013 to 12/31/2013	$10.70831	$13.86199	57,740
01/01/2014 to 12/31/2014	$13.86199	$15.88287	47,998
01/01/2015 to 12/31/2015	$15.88287	$16.00374	38,376
01/01/2016 to 12/31/2016	$16.00374	$17.96739	41,697
01/01/2017 to 12/31/2017	$17.96739	$21.47283	50,599
01/01/2018 to 12/31/2018	$21.47283	$19.26283	39,303
01/01/2019 to 12/31/2019	$19.26283	$23.43651	44,938
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86352	0
01/01/2012 to 12/31/2012	$8.86352	$9.80389	0
01/01/2013 to 12/31/2013	$9.80389	$11.73000	0
01/01/2014 to 12/31/2014	$11.73000	$12.21170	0
01/01/2015 to 12/31/2015	$12.21170	$11.95509	36,141
01/01/2016 to 12/31/2016	$11.95509	$12.42572	21,542
01/01/2017 to 12/31/2017	$12.42572	$14.35673	21,324
01/01/2018 to 12/31/2018	$14.35673	$13.11618	19,795
01/01/2019 to 12/31/2019	$13.11618	$15.54009	18,832
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.27013	$12.01118	17,888
01/01/2011 to 12/31/2011	$12.01118	$10.20193	29,595
01/01/2012 to 12/31/2012	$10.20193	$11.97389	31,151
01/01/2013 to 12/31/2013	$11.97389	$16.48166	60,143
01/01/2014 to 12/31/2014	$16.48166	$16.90710	50,003
01/01/2015 to 12/31/2015	$16.90710	$16.74749	35,438
01/01/2016 to 12/31/2016	$16.74749	$17.63221	26,957
01/01/2017 to 12/31/2017	$17.63221	$22.00983	24,847
01/01/2018 to 12/31/2018	$22.00983	$19.17935	20,104
01/01/2019 to 12/31/2019	$19.17935	$25.58796	20,878
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.59961	$11.46782	35,079
01/01/2011 to 12/31/2011	$11.46782	$11.10068	27,464
01/01/2012 to 12/31/2012	$11.10068	$12.17187	46,563
01/01/2013 to 12/31/2013	$12.17187	$16.08335	50,452
01/01/2014 to 12/31/2014	$16.08335	$16.32209	48,610
01/01/2015 to 12/31/2015	$16.32209	$16.08047	40,481
01/01/2016 to 12/31/2016	$16.08047	$17.61819	35,372
01/01/2017 to 12/31/2017	$17.61819	$21.34231	33,272
01/01/2018 to 12/31/2018	$21.34231	$19.10656	31,479
01/01/2019 to 12/31/2019	$19.10656	$24.30257	28,665

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.78101	$12.04659	9,707
01/01/2011 to 12/31/2011	$12.04659	$11.07233	7,017
01/01/2012 to 12/31/2012	$11.07233	$12.78859	9,087
01/01/2013 to 12/31/2013	$12.78859	$17.17681	9,357
01/01/2014 to 12/31/2014	$17.17681	$17.67519	9,046
01/01/2015 to 12/31/2015	$17.67519	$16.53298	8,229
01/01/2016 to 12/31/2016	$16.53298	$20.88206	8,001
01/01/2017 to 12/31/2017	$20.88206	$21.91353	11,254
01/01/2018 to 12/31/2018	$21.91353	$17.76081	9,956
01/01/2019 to 12/31/2019	$17.76081	$21.17760	17,001
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34266	$11.27647	1,658,234
01/01/2011 to 12/31/2011	$11.27647	$11.24209	1,517,587
01/01/2012 to 12/31/2012	$11.24209	$12.47207	1,598,339
01/01/2013 to 12/31/2013	$12.47207	$14.24387	1,545,629
01/01/2014 to 12/31/2014	$14.24387	$14.74231	1,456,615
01/01/2015 to 12/31/2015	$14.74231	$14.41688	1,533,910
01/01/2016 to 12/31/2016	$14.41688	$15.15673	1,427,868
01/01/2017 to 12/31/2017	$15.15673	$17.09970	1,369,903
01/01/2018 to 12/31/2018	$17.09970	$15.82279	1,117,764
01/01/2019 to 12/31/2019	$15.82279	$18.69112	1,088,777
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.60494	$10.87354	148,566
01/01/2011 to 12/31/2011	$10.87354	$10.44927	96,780
01/01/2012 to 12/31/2012	$10.44927	$12.00993	170,072
01/01/2013 to 12/31/2013	$12.00993	$16.90868	171,872
01/01/2014 to 12/31/2014	$16.90868	$17.90792	180,790
01/01/2015 to 12/31/2015	$17.90792	$19.18285	154,935
01/01/2016 to 12/31/2016	$19.18285	$19.25852	162,953
01/01/2017 to 12/31/2017	$19.25852	$25.95948	144,026
01/01/2018 to 12/31/2018	$25.95948	$26.35364	127,734
01/01/2019 to 12/31/2019	$26.35364	$33.03352	121,668
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.88795	$9.76915	27,202
01/01/2011 to 12/31/2011	$9.76915	$9.50286	16,188
01/01/2012 to 12/31/2012	$9.50286	$10.53358	19,902
01/01/2013 to 12/31/2013	$10.53358	$13.86255	24,280
01/01/2014 to 12/31/2014	$13.86255	$13.76195	25,800
01/01/2015 to 12/31/2015	$13.76195	$12.63674	13,707
01/01/2016 to 12/31/2016	$12.63674	$13.11041	10,466
01/01/2017 to 12/31/2017	$13.11041	$14.93795	11,823
01/01/2018 to 12/31/2018	$14.93795	$13.18246	6,172
01/01/2019 to 12/31/2019	$13.18246	$16.23257	196,696
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.96586	$15.26697	168,286
01/01/2011 to 12/31/2011	$15.26697	$12.69771	49,337
01/01/2012 to 12/31/2012	$12.69771	$12.86055	69,274
01/01/2013 to 12/31/2013	$12.86055	$14.50493	39,702
01/01/2014 to 12/31/2014	$14.50493	$12.99312	39,180
01/01/2015 to 12/31/2015	$12.99312	$10.25545	33,231
01/01/2016 to 12/31/2016	$10.25545	$12.49314	31,551
01/01/2017 to 12/31/2017	$12.49314	$13.47179	34,598
01/01/2018 to 12/31/2018	$13.47179	$10.97430	27,960
01/01/2019 to 12/31/2019	$10.97430	$12.53689	33,590

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.94031	$11.30855	37,393
01/01/2011 to 12/31/2011	$11.30855	$11.51060	33,700
01/01/2012 to 12/31/2012	$11.51060	$11.83935	37,344
01/01/2013 to 12/31/2013	$11.83935	$11.13870	27,862
01/01/2014 to 12/31/2014	$11.13870	$10.94878	24,645
01/01/2015 to 12/31/2015	$10.94878	$10.20836	15,279
01/01/2016 to 12/31/2016	$10.20836	$10.41419	9,814
01/01/2017 to 12/31/2017	$10.41419	$10.38838	9,281
01/01/2018 to 12/31/2018	$10.38838	$10.35644	5,604
01/01/2019 to 12/31/2019	$10.35644	$10.28590	7,914
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.48619	$11.46229	17,737
01/01/2011 to 12/31/2011	$11.46229	$10.81819	9,906
01/01/2012 to 12/31/2012	$10.81819	$12.52141	8,944
01/01/2013 to 12/31/2013	$12.52141	$16.20755	8,997
01/01/2014 to 12/31/2014	$16.20755	$18.21469	6,848
01/01/2015 to 12/31/2015	$18.21469	$16.62837	7,102
01/01/2016 to 12/31/2016	$16.62837	$18.53040	6,084
01/01/2017 to 12/31/2017	$18.53040	$21.47165	7,771
01/01/2018 to 12/31/2018	$21.47165	$17.51789	8,735
01/01/2019 to 12/31/2019	$17.51789	$20.40244	11,221
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.56459	$9.59753	71,363
01/01/2011 to 12/31/2011	$9.59753	$9.05781	73,122
01/01/2012 to 12/31/2012	$9.05781	$9.82842	83,022
01/01/2013 to 12/31/2013	$9.82842	$11.57734	151,360
01/01/2014 to 12/31/2014	$11.57734	$11.93989	200,960
01/01/2015 to 12/31/2015	$11.93989	$11.59757	181,835
01/01/2016 to 12/31/2016	$11.59757	$12.07709	165,416
01/01/2017 to 12/31/2017	$12.07709	$13.41113	133,127
01/01/2018 to 12/31/2018	$13.41113	$12.45289	99,137
01/01/2019 to 12/31/2019	$12.45289	$14.67496	107,314
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08246	$10.62443	154,181
01/01/2011 to 12/31/2011	$10.62443	$11.01173	115,301
01/01/2012 to 12/31/2012	$11.01173	$11.60902	179,664
01/01/2013 to 12/31/2013	$11.60902	$11.17857	230,627
01/01/2014 to 12/31/2014	$11.17857	$11.71370	252,993
01/01/2015 to 12/31/2015	$11.71370	$11.59188	251,962
01/01/2016 to 12/31/2016	$11.59188	$11.91542	296,726
01/01/2017 to 12/31/2017	$11.91542	$12.38292	331,251
01/01/2018 to 12/31/2018	$12.38292	$11.82894	294,940
01/01/2019 to 12/31/2019	$11.82894	$12.98541	315,228
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.43986	$10.32669	4,627,984
01/01/2011 to 12/31/2011	$10.32669	$9.82155	4,134,047
01/01/2012 to 12/31/2012	$9.82155	$10.80162	4,142,341
01/01/2013 to 12/31/2013	$10.80162	$11.60621	3,797,166
01/01/2014 to 12/31/2014	$11.60621	$11.77279	3,432,204
01/01/2015 to 12/31/2015	$11.77279	$11.13221	2,813,985
01/01/2016 to 12/31/2016	$11.13221	$11.56641	2,451,311
01/01/2017 to 12/31/2017	$11.56641	$12.72382	2,392,959
01/01/2018 to 12/31/2018	$12.72382	$11.41877	1,786,900
01/01/2019 to 12/31/2019	$11.41877	$12.94782	1,828,330
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.59354	$10.65815	1,845,579
01/01/2011 to 12/31/2011	$10.65815	$10.42545	1,631,826
01/01/2012 to 12/31/2012	$10.42545	$11.57599	1,978,813
01/01/2013 to 12/31/2013	$11.57599	$13.18283	2,018,738
01/01/2014 to 12/31/2014	$13.18283	$13.66683	1,951,682
01/01/2015 to 12/31/2015	$13.66683	$13.46036	1,741,875
01/01/2016 to 12/31/2016	$13.46036	$14.08661	1,666,574
01/01/2017 to 12/31/2017	$14.08661	$16.09375	1,591,236
01/01/2018 to 12/31/2018	$16.09375	$14.79670	1,297,763
01/01/2019 to 12/31/2019	$14.79670	$17.61722	1,320,057
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.81771	$9.64205	1,541,048
01/01/2011 to 12/31/2011	$9.64205	$9.24995	1,328,344
01/01/2012 to 12/31/2012	$9.24995	$9.96648	1,332,263
01/01/2013 to 12/31/2013	$9.96648	$10.94893	1,233,948
01/01/2014 to 12/31/2014	$10.94893	$11.24736	1,214,888
01/01/2015 to 12/31/2015	$11.24736	$10.97077	892,934
01/01/2016 to 12/31/2016	$10.97077	$11.23558	759,049
01/01/2017 to 12/31/2017	$11.23558	$12.76040	875,626
01/01/2018 to 12/31/2018	$12.76040	$11.48054	504,354
01/01/2019 to 12/31/2019	$11.48054	$13.24136	589,459
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58510	0
01/01/2014 to 12/31/2014	$11.58510	$12.80983	0
01/01/2015 to 12/31/2015	$12.80983	$12.73184	1,306
01/01/2016 to 12/31/2016	$12.73184	$13.77164	1,251
01/01/2017 to 12/31/2017	$13.77164	$16.43498	3,238
01/01/2018 to 12/31/2018	$16.43498	$14.74951	1,101
01/01/2019 to 12/31/2019	$14.74951	$17.66464	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68123	$10.62384	7,582,411
01/01/2011 to 12/31/2011	$10.62384	$10.25414	6,755,067
01/01/2012 to 12/31/2012	$10.25414	$11.26816	6,690,157
01/01/2013 to 12/31/2013	$11.26816	$12.95246	6,282,078
01/01/2014 to 12/31/2014	$12.95246	$13.48039	5,747,290
01/01/2015 to 12/31/2015	$13.48039	$13.23357	5,369,752
01/01/2016 to 12/31/2016	$13.23357	$13.74472	4,898,675
01/01/2017 to 12/31/2017	$13.74472	$15.43187	4,553,644
01/01/2018 to 12/31/2018	$15.43187	$14.33167	3,829,255
01/01/2019 to 12/31/2019	$14.33167	$16.72161	3,636,776
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.12583	2,850,644
01/01/2012 to 12/31/2012	$9.12583	$9.97661	2,504,221
01/01/2013 to 12/31/2013	$9.97661	$10.80546	2,282,040
01/01/2014 to 12/31/2014	$10.80546	$11.07411	2,068,351
01/01/2015 to 12/31/2015	$11.07411	$10.49517	1,920,684
01/01/2016 to 12/31/2016	$10.49517	$10.96853	1,703,801
01/01/2017 to 12/31/2017	$10.96853	$12.06902	1,558,753
01/01/2018 to 12/31/2018	$12.06902	$11.16799	1,337,724
01/01/2019 to 12/31/2019	$11.16799	$12.83434	1,225,645
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.26320	$11.43373	26,072
01/01/2011 to 12/31/2011	$11.43373	$11.42279	31,043
01/01/2012 to 12/31/2012	$11.42279	$11.68410	30,695
01/01/2013 to 12/31/2013	$11.68410	$11.16763	37,201
01/01/2014 to 12/31/2014	$11.16763	$10.90064	14,556
01/01/2015 to 12/31/2015	$10.90064	$10.70185	11,511
01/01/2016 to 12/31/2016	$10.70185	$10.62784	10,629
01/01/2017 to 12/31/2017	$10.62784	$10.56123	7,090
01/01/2018 to 12/31/2018	$10.56123	$10.39441	7,873
01/01/2019 to 12/31/2019	$10.39441	$10.62492	31,629
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.80051	$12.41950	657,967
01/01/2011 to 12/31/2011	$12.41950	$12.52048	562,150
01/01/2012 to 12/31/2012	$12.52048	$13.37279	636,413
01/01/2013 to 12/31/2013	$13.37279	$12.82563	565,790
01/01/2014 to 12/31/2014	$12.82563	$13.06139	483,706
01/01/2015 to 12/31/2015	$13.06139	$12.49241	337,149
01/01/2016 to 12/31/2016	$12.49241	$12.72222	338,598
01/01/2017 to 12/31/2017	$12.72222	$12.97300	368,575
01/01/2018 to 12/31/2018	$12.97300	$12.58984	295,791
01/01/2019 to 12/31/2019	$12.58984	$13.43558	352,393
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.86376	$11.82023	117,733
01/01/2011 to 12/31/2011	$11.82023	$13.39413	94,375
01/01/2012 to 12/31/2012	$13.39413	$13.85289	69,766
01/01/2013 to 12/31/2013	$13.85289	$12.88083	30,534
01/01/2014 to 12/31/2014	$12.88083	$13.12176	28,718
01/01/2015 to 12/31/2015	$13.12176	$12.95782	26,055
01/01/2016 to 12/31/2016	$12.95782	$12.84407	26,049
01/01/2017 to 12/31/2017	$12.84407	$12.64515	26,044
01/01/2018 to 12/31/2018	$12.64515	$12.42322	21,380
01/01/2019 to 12/31/2019	$12.42322	$12.30805	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74446	$9.55565	48,213
01/01/2011 to 12/31/2011	$9.55565	$11.08034	13,583
01/01/2012 to 12/31/2012	$11.08034	$11.50966	2,510
01/01/2013 to 12/31/2013	$11.50966	$10.51262	0
01/01/2014 to 12/31/2014	$10.51262	$10.90380	0
01/01/2015 to 12/31/2015	$10.90380	$10.81615	0
01/01/2016 to 12/31/2016	$10.81615	$10.77501	0
01/01/2017 to 12/31/2017	$10.77501	$10.62143	0
01/01/2018 to 12/31/2018	$10.62143	$10.40670	0
01/01/2019 to 12/31/2019	$10.40670	$10.52353	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95270	70,632
01/01/2011 to 12/31/2011	$10.95270	$12.87421	34,741
01/01/2012 to 12/31/2012	$12.87421	$13.43279	8,558
01/01/2013 to 12/31/2013	$13.43279	$12.20553	0
01/01/2014 to 12/31/2014	$12.20553	$12.84121	0
01/01/2015 to 12/31/2015	$12.84121	$12.77011	0
01/01/2016 to 12/31/2016	$12.77011	$12.73121	0
01/01/2017 to 12/31/2017	$12.73121	$12.63618	0
01/01/2018 to 12/31/2018	$12.63618	$12.35276	0
01/01/2019 to 12/31/2019	$12.35276	$12.68079	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.96009	78,715
01/01/2012 to 12/31/2012	$11.96009	$12.36832	47,478
01/01/2013 to 12/31/2013	$12.36832	$10.90661	0
01/01/2014 to 12/31/2014	$10.90661	$11.76109	0
01/01/2015 to 12/31/2015	$11.76109	$11.73190	0
01/01/2016 to 12/31/2016	$11.73190	$11.67243	0
01/01/2017 to 12/31/2017	$11.67243	$11.58403	0
01/01/2018 to 12/31/2018	$11.58403	$11.29996	3,188
01/01/2019 to 12/31/2019	$11.29996	$11.69093	3,185
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34627	68,897
01/01/2013 to 12/31/2013	$10.34627	$9.07766	207,444
01/01/2014 to 12/31/2014	$9.07766	$9.98847	53,885
01/01/2015 to 12/31/2015	$9.98847	$10.02347	0
01/01/2016 to 12/31/2016	$10.02347	$9.98088	0
01/01/2017 to 12/31/2017	$9.98088	$9.91768	0
01/01/2018 to 12/31/2018	$9.91768	$9.66318	7,233
01/01/2019 to 12/31/2019	$9.66318	$10.05586	35,454
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70520	56,592
01/01/2014 to 12/31/2014	$8.70520	$9.74626	29,841
01/01/2015 to 12/31/2015	$9.74626	$9.79288	0
01/01/2016 to 12/31/2016	$9.79288	$9.75095	0
01/01/2017 to 12/31/2017	$9.75095	$9.68796	0
01/01/2018 to 12/31/2018	$9.68796	$9.40339	0
01/01/2019 to 12/31/2019	$9.40339	$9.91847	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24581	55,718
01/01/2015 to 12/31/2015	$11.24581	$11.20715	143,079
01/01/2016 to 12/31/2016	$11.20715	$11.22099	0
01/01/2017 to 12/31/2017	$11.22099	$11.16462	0
01/01/2018 to 12/31/2018	$11.16462	$10.82672	0
01/01/2019 to 12/31/2019	$10.82672	$11.50026	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88754	27,587
01/01/2016 to 12/31/2016	$9.88754	$9.86158	152,811
01/01/2017 to 12/31/2017	$9.86158	$9.86905	91,703
01/01/2018 to 12/31/2018	$9.86905	$9.54088	123,764
01/01/2019 to 12/31/2019	$9.54088	$10.25669	81,867
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82967	79,511
01/01/2017 to 12/31/2017	$9.82967	$9.86246	43,146
01/01/2018 to 12/31/2018	$9.86246	$9.51354	51,861
01/01/2019 to 12/31/2019	$9.51354	$10.28850	38,053
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98593	0
01/01/2018 to 12/31/2018	$9.98593	$9.55484	2,897
01/01/2019 to 12/31/2019	$9.55484	$10.41732	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61279	0
01/01/2019 to 12/31/2019	$9.61279	$10.54705	1,088
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99873	$11.17740	5,817
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.26952	$10.26814	6,212,739
01/01/2011 to 12/31/2011	$10.26814	$9.78927	5,138,561
01/01/2012 to 12/31/2012	$9.78927	$10.87660	5,417,142
01/01/2013 to 12/31/2013	$10.87660	$13.03710	5,557,153
01/01/2014 to 12/31/2014	$13.03710	$13.62879	5,356,872
01/01/2015 to 12/31/2015	$13.62879	$13.38682	5,069,963
01/01/2016 to 12/31/2016	$13.38682	$13.97427	4,509,006
01/01/2017 to 12/31/2017	$13.97427	$16.09701	4,373,177
01/01/2018 to 12/31/2018	$16.09701	$14.74751	3,615,960
01/01/2019 to 12/31/2019	$14.74751	$17.61457	3,557,972
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59758	849
01/01/2014 to 12/31/2014	$11.59758	$12.87345	4,712
01/01/2015 to 12/31/2015	$12.87345	$12.12859	7,341
01/01/2016 to 12/31/2016	$12.12859	$13.61584	20,160
01/01/2017 to 12/31/2017	$13.61584	$15.75254	22,442
01/01/2018 to 12/31/2018	$15.75254	$14.65545	15,138
01/01/2019 to 12/31/2019	$14.65545	$18.76233	18,545
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.04541	$9.44866	17,206
01/01/2011 to 12/31/2011	$9.44866	$8.76681	15,171
01/01/2012 to 12/31/2012	$8.76681	$10.86107	13,808
01/01/2013 to 12/31/2013	$10.86107	$11.07301	21,789
01/01/2014 to 12/31/2014	$11.07301	$12.32515	21,433
01/01/2015 to 12/31/2015	$12.32515	$12.03126	18,025
01/01/2016 to 12/31/2016	$12.03126	$11.86093	18,070
01/01/2017 to 12/31/2017	$11.86093	$12.85092	18,090
01/01/2018 to 12/31/2018	$12.85092	$11.96295	12,164
01/01/2019 to 12/31/2019	$11.96295	$14.62513	12,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.21482	$12.84404	26,665
01/01/2011 to 12/31/2011	$12.84404	$13.37666	16,530
01/01/2012 to 12/31/2012	$13.37666	$15.07483	28,389
01/01/2013 to 12/31/2013	$15.07483	$15.19011	31,471
01/01/2014 to 12/31/2014	$15.19011	$19.42952	32,625
01/01/2015 to 12/31/2015	$19.42952	$19.90293	31,505
01/01/2016 to 12/31/2016	$19.90293	$20.38351	21,884
01/01/2017 to 12/31/2017	$20.38351	$21.16069	24,076
01/01/2018 to 12/31/2018	$21.16069	$19.68920	15,501
01/01/2019 to 12/31/2019	$19.68920	$25.24243	18,483
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.64605	$9.66094	1,503,201
01/01/2011 to 12/31/2011	$9.66094	$9.29742	1,212,660
01/01/2012 to 12/31/2012	$9.29742	$10.04957	1,337,469
01/01/2013 to 12/31/2013	$10.04957	$11.26814	1,394,472
01/01/2014 to 12/31/2014	$11.26814	$11.35634	1,202,583
01/01/2015 to 12/31/2015	$11.35634	$11.20544	1,064,247
01/01/2016 to 12/31/2016	$11.20544	$11.41444	891,401
01/01/2017 to 12/31/2017	$11.41444	$12.99017	891,340
01/01/2018 to 12/31/2018	$12.99017	$11.70739	591,506
01/01/2019 to 12/31/2019	$11.70739	$13.72637	689,600
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.14036	$9.96633	1,076,636
01/01/2011 to 12/31/2011	$9.96633	$9.68853	900,579
01/01/2012 to 12/31/2012	$9.68853	$10.42454	918,297
01/01/2013 to 12/31/2013	$10.42454	$11.18541	953,392
01/01/2014 to 12/31/2014	$11.18541	$11.37022	871,276
01/01/2015 to 12/31/2015	$11.37022	$11.00810	605,963
01/01/2016 to 12/31/2016	$11.00810	$11.32121	522,166
01/01/2017 to 12/31/2017	$11.32121	$12.42074	561,107
01/01/2018 to 12/31/2018	$12.42074	$11.27757	342,776
01/01/2019 to 12/31/2019	$11.27757	$12.78402	415,628
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43976	$11.69193	28,045
01/01/2011 to 12/31/2011	$11.69193	$11.57271	23,172
01/01/2012 to 12/31/2012	$11.57271	$13.08049	35,071
01/01/2013 to 12/31/2013	$13.08049	$17.74064	48,948
01/01/2014 to 12/31/2014	$17.74064	$18.58087	47,509
01/01/2015 to 12/31/2015	$18.58087	$17.15671	41,248
01/01/2016 to 12/31/2016	$17.15671	$20.83931	38,515
01/01/2017 to 12/31/2017	$20.83931	$22.84387	34,273
01/01/2018 to 12/31/2018	$22.84387	$19.17753	27,069
01/01/2019 to 12/31/2019	$19.17753	$22.97855	29,983
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.21844	$9.98629	116,542
01/01/2011 to 12/31/2011	$9.98629	$9.75943	113,130
01/01/2012 to 12/31/2012	$9.75943	$9.53559	126,339
01/01/2013 to 12/31/2013	$9.53559	$9.31663	111,479
01/01/2014 to 12/31/2014	$9.31663	$9.10274	151,301
01/01/2015 to 12/31/2015	$9.10274	$8.89362	144,924
01/01/2016 to 12/31/2016	$8.89362	$8.69004	137,626
01/01/2017 to 12/31/2017	$8.69004	$8.51986	209,868
01/01/2018 to 12/31/2018	$8.51986	$8.43130	129,864
01/01/2019 to 12/31/2019	$8.43130	$8.37694	128,209

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.19721	$11.30809	29,013
01/01/2011 to 12/31/2011	$11.30809	$11.39954	14,294
01/01/2012 to 12/31/2012	$11.39954	$12.68259	30,841
01/01/2013 to 12/31/2013	$12.68259	$13.28118	41,682
01/01/2014 to 12/31/2014	$13.28118	$13.30812	39,198
01/01/2015 to 12/31/2015	$13.30812	$12.53922	29,783
01/01/2016 to 12/31/2016	$12.53922	$14.13826	32,671
01/01/2017 to 12/31/2017	$14.13826	$14.84664	51,411
01/01/2018 to 12/31/2018	$14.84664	$14.21585	43,271
01/01/2019 to 12/31/2019	$14.21585	$16.01452	35,855
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.68247	$8.49390	33,680
01/01/2011 to 12/31/2011	$8.49390	$7.95195	30,546
01/01/2012 to 12/31/2012	$7.95195	$9.08092	31,862
01/01/2013 to 12/31/2013	$9.08092	$12.40905	68,723
01/01/2014 to 12/31/2014	$12.40905	$13.79073	83,177
01/01/2015 to 12/31/2015	$13.79073	$12.41825	83,747
01/01/2016 to 12/31/2016	$12.41825	$14.54668	77,124
01/01/2017 to 12/31/2017	$14.54668	$16.94164	75,671
01/01/2018 to 12/31/2018	$16.94164	$14.20815	66,483
01/01/2019 to 12/31/2019	$14.20815	$17.98033	36,505
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.89352	$8.83058	39,816
01/01/2011 to 12/31/2011	$8.83058	$7.51292	18,018
01/01/2012 to 12/31/2012	$7.51292	$8.83520	22,798
01/01/2013 to 12/31/2013	$8.83520	$10.27745	24,575
01/01/2014 to 12/31/2014	$10.27745	$9.48665	25,517
01/01/2015 to 12/31/2015	$9.48665	$9.56059	23,824
01/01/2016 to 12/31/2016	$9.56059	$8.98862	22,938
01/01/2017 to 12/31/2017	$8.98862	$11.89437	25,147
01/01/2018 to 12/31/2018	$11.89437	$10.07063	17,892
01/01/2019 to 12/31/2019	$10.07063	$12.99901	29,394
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.68753	$9.42890	35,676
01/01/2011 to 12/31/2011	$9.42890	$8.05644	24,833
01/01/2012 to 12/31/2012	$8.05644	$9.18375	25,172
01/01/2013 to 12/31/2013	$9.18375	$10.71966	24,709
01/01/2014 to 12/31/2014	$10.71966	$9.77145	26,882
01/01/2015 to 12/31/2015	$9.77145	$9.62503	19,958
01/01/2016 to 12/31/2016	$9.62503	$9.45914	19,388
01/01/2017 to 12/31/2017	$9.45914	$11.35112	19,862
01/01/2018 to 12/31/2018	$11.35112	$9.29956	16,970
01/01/2019 to 12/31/2019	$9.29956	$10.90540	19,230
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.82907	$11.72425	904
01/01/2011 to 12/31/2011	$11.72425	$12.88118	4,385,023
01/01/2012 to 12/31/2012	$12.88118	$13.76813	1,804,835
01/01/2013 to 12/31/2013	$13.76813	$13.02394	332,249
01/01/2014 to 12/31/2014	$13.02394	$13.58124	447,097
01/01/2015 to 12/31/2015	$13.58124	$13.42506	2,280,938
01/01/2016 to 12/31/2016	$13.42506	$13.66902	2,915,861
01/01/2017 to 12/31/2017	$13.66902	$13.93188	1,406,144
01/01/2018 to 12/31/2018	$13.93188	$13.57390	5,390,219
01/01/2019 to 12/31/2019	$13.57390	$14.75168	2,123,978

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.79688	$9.78253	516,166
01/01/2011 to 12/31/2011	$9.78253	$9.50384	395,770
01/01/2012 to 12/31/2012	$9.50384	$10.54658	490,907
01/01/2013 to 12/31/2013	$10.54658	$11.98217	531,417
01/01/2014 to 12/31/2014	$11.98217	$12.45210	481,989
01/01/2015 to 12/31/2015	$12.45210	$12.03872	380,225
01/01/2016 to 12/31/2016	$12.03872	$12.37664	335,978
01/01/2017 to 12/31/2017	$12.37664	$14.14380	347,883
01/01/2018 to 12/31/2018	$14.14380	$12.79863	244,793
01/01/2019 to 12/31/2019	$12.79863	$14.93447	280,101
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.33368	$10.82050	80,230
01/01/2011 to 12/31/2011	$10.82050	$9.60488	59,517
01/01/2012 to 12/31/2012	$9.60488	$11.43995	66,146
01/01/2013 to 12/31/2013	$11.43995	$12.89430	71,291
01/01/2014 to 12/31/2014	$12.89430	$11.79623	66,023
01/01/2015 to 12/31/2015	$11.79623	$11.20321	56,919
01/01/2016 to 12/31/2016	$11.20321	$11.15796	49,632
01/01/2017 to 12/31/2017	$11.15796	$14.13314	47,920
01/01/2018 to 12/31/2018	$14.13314	$11.39475	33,060
01/01/2019 to 12/31/2019	$11.39475	$14.16391	39,624
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.96455	$11.49692	724,178
01/01/2011 to 12/31/2011	$11.49692	$11.25949	657,747
01/01/2012 to 12/31/2012	$11.25949	$12.17972	825,471
01/01/2013 to 12/31/2013	$12.17972	$13.21287	785,813
01/01/2014 to 12/31/2014	$13.21287	$13.61293	749,969
01/01/2015 to 12/31/2015	$13.61293	$13.27606	623,960
01/01/2016 to 12/31/2016	$13.27606	$13.46978	534,611
01/01/2017 to 12/31/2017	$13.46978	$14.75936	530,303
01/01/2018 to 12/31/2018	$14.75936	$13.67948	383,560
01/01/2019 to 12/31/2019	$13.67948	$15.31802	450,869
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28169	$11.18250	6,898
01/01/2011 to 12/31/2011	$11.18250	$10.99851	3,991
01/01/2012 to 12/31/2012	$10.99851	$12.37752	30,638
01/01/2013 to 12/31/2013	$12.37752	$16.50679	32,675
01/01/2014 to 12/31/2014	$16.50679	$17.66066	34,927
01/01/2015 to 12/31/2015	$17.66066	$19.09011	24,521
01/01/2016 to 12/31/2016	$19.09011	$18.37958	25,089
01/01/2017 to 12/31/2017	$18.37958	$24.39342	23,000
01/01/2018 to 12/31/2018	$24.39342	$23.44617	18,148
01/01/2019 to 12/31/2019	$23.44617	$30.37632	18,042
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.90497	$10.41910	32,195
01/01/2011 to 12/31/2011	$10.41910	$10.08715	30,727
01/01/2012 to 12/31/2012	$10.08715	$11.06404	37,332
01/01/2013 to 12/31/2013	$11.06404	$14.76780	34,368
01/01/2014 to 12/31/2014	$14.76780	$15.95672	93,336
01/01/2015 to 12/31/2015	$15.95672	$17.16059	72,101
01/01/2016 to 12/31/2016	$17.16059	$17.70247	75,196
01/01/2017 to 12/31/2017	$17.70247	$23.00339	71,453
01/01/2018 to 12/31/2018	$23.00339	$21.86826	52,480
01/01/2019 to 12/31/2019	$21.86826	$28.12443	49,104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.20837	$12.27036	20,031
01/01/2011 to 12/31/2011	$12.27036	$11.61339	15,584
01/01/2012 to 12/31/2012	$11.61339	$13.96490	27,825
01/01/2013 to 12/31/2013	$13.96490	$17.41492	30,046
01/01/2014 to 12/31/2014	$17.41492	$17.63286	38,637
01/01/2015 to 12/31/2015	$17.63286	$16.97551	30,579
01/01/2016 to 12/31/2016	$16.97551	$17.76620	32,354
01/01/2017 to 12/31/2017	$17.76620	$21.49793	38,689
01/01/2018 to 12/31/2018	$21.49793	$18.99516	37,158
01/01/2019 to 12/31/2019	$18.99516	$24.11884	41,016
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.27770	49,370
01/01/2013 to 12/31/2013	$10.27770	$11.94105	101,613
01/01/2014 to 12/31/2014	$11.94105	$12.26636	95,582
01/01/2015 to 12/31/2015	$12.26636	$11.83588	77,367
01/01/2016 to 12/31/2016	$11.83588	$12.06457	73,861
01/01/2017 to 12/31/2017	$12.06457	$13.73254	82,863
01/01/2018 to 12/31/2018	$13.73254	$12.30536	69,112
01/01/2019 to 12/31/2019	$12.30536	$14.75958	86,108
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.74490	$10.73856	9,079
01/01/2011 to 12/31/2011	$10.73856	$10.43001	7,440
01/01/2012 to 12/31/2012	$10.43001	$11.93110	5,887
01/01/2013 to 12/31/2013	$11.93110	$15.93617	6,081
01/01/2014 to 12/31/2014	$15.93617	$16.92637	6,143
01/01/2015 to 12/31/2015	$16.92637	$17.73331	8,551
01/01/2016 to 12/31/2016	$17.73331	$17.65828	7,438
01/01/2017 to 12/31/2017	$17.65828	$22.55248	6,633
01/01/2018 to 12/31/2018	$22.55248	$22.50549	6,584
01/01/2019 to 12/31/2019	$22.50549	$30.29604	23,809
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99810	$10.17185	0
01/01/2013 to 12/31/2013	$10.17185	$13.36759	712
01/01/2014 to 12/31/2014	$13.36759	$14.39519	516
01/01/2015 to 12/31/2015	$14.39519	$13.96287	3,081
01/01/2016 to 12/31/2016	$13.96287	$15.47743	3,542
01/01/2017 to 12/31/2017	$15.47743	$17.74534	5,559
01/01/2018 to 12/31/2018	$17.74534	$15.57589	8,855
01/01/2019 to 12/31/2019	$15.57589	$19.68439	10,131
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.30917	$13.24024	66,611
01/01/2011 to 12/31/2011	$13.24024	$12.55147	39,720
01/01/2012 to 12/31/2012	$12.55147	$14.66808	51,742
01/01/2013 to 12/31/2013	$14.66808	$18.94493	53,019
01/01/2014 to 12/31/2014	$18.94493	$20.64370	60,072
01/01/2015 to 12/31/2015	$20.64370	$19.02289	76,503
01/01/2016 to 12/31/2016	$19.02289	$18.89277	69,835
01/01/2017 to 12/31/2017	$18.89277	$23.46127	68,060
01/01/2018 to 12/31/2018	$23.46127	$21.92272	49,672
01/01/2019 to 12/31/2019	$21.92272	$27.87834	63,227

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.15272	$11.03847	41,087
01/01/2011 to 12/31/2011	$11.03847	$10.51733	26,688
01/01/2012 to 12/31/2012	$10.51733	$12.03539	40,518
01/01/2013 to 12/31/2013	$12.03539	$16.69890	48,497
01/01/2014 to 12/31/2014	$16.69890	$18.64059	52,518
01/01/2015 to 12/31/2015	$18.64059	$17.18584	64,398
01/01/2016 to 12/31/2016	$17.18584	$19.85328	66,377
01/01/2017 to 12/31/2017	$19.85328	$22.07351	68,573
01/01/2018 to 12/31/2018	$22.07351	$18.01787	54,994
01/01/2019 to 12/31/2019	$18.01787	$21.30367	43,956
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04108	$10.80079	76,512
01/01/2011 to 12/31/2011	$10.80079	$8.41374	50,301
01/01/2012 to 12/31/2012	$8.41374	$9.69414	54,593
01/01/2013 to 12/31/2013	$9.69414	$9.49268	54,655
01/01/2014 to 12/31/2014	$9.49268	$8.84038	55,555
01/01/2015 to 12/31/2015	$8.84038	$7.19247	46,187
01/01/2016 to 12/31/2016	$7.19247	$7.89648	61,401
01/01/2017 to 12/31/2017	$7.89648	$9.75083	68,302
01/01/2018 to 12/31/2018	$9.75083	$8.18757	52,458
01/01/2019 to 12/31/2019	$8.18757	$9.06741	66,691
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.36969	$11.20278	4,162,296
01/01/2011 to 12/31/2011	$11.20278	$11.05498	3,947,323
01/01/2012 to 12/31/2012	$11.05498	$11.92123	4,105,553
01/01/2013 to 12/31/2013	$11.92123	$12.72044	3,667,513
01/01/2014 to 12/31/2014	$12.72044	$13.14612	3,360,846
01/01/2015 to 12/31/2015	$13.14612	$12.86271	2,973,746
01/01/2016 to 12/31/2016	$12.86271	$13.26247	2,748,665
01/01/2017 to 12/31/2017	$13.26247	$14.27144	2,507,203
01/01/2018 to 12/31/2018	$14.27144	$13.54601	2,026,788
01/01/2019 to 12/31/2019	$13.54601	$15.18579	1,942,445
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05918	0
01/01/2012 to 12/31/2012	$10.05918	$10.52644	10,736
01/01/2013 to 12/31/2013	$10.52644	$10.04686	12,575
01/01/2014 to 12/31/2014	$10.04686	$10.41113	25,331
01/01/2015 to 12/31/2015	$10.41113	$10.14477	35,243
01/01/2016 to 12/31/2016	$10.14477	$10.32962	43,692
01/01/2017 to 12/31/2017	$10.32962	$10.66542	76,725
01/01/2018 to 12/31/2018	$10.66542	$10.33440	67,013
01/01/2019 to 12/31/2019	$10.33440	$11.08208	81,086
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.09236	$9.41046	2,836,532
01/01/2011 to 12/31/2011	$9.41046	$8.62330	2,057,158
01/01/2012 to 12/31/2012	$8.62330	$9.51355	2,579,148
01/01/2013 to 12/31/2013	$9.51355	$10.87774	2,597,621
01/01/2014 to 12/31/2014	$10.87774	$11.60554	2,501,296
01/01/2015 to 12/31/2015	$11.60554	$11.26949	2,891,604
01/01/2016 to 12/31/2016	$11.26949	$12.12274	2,591,382
01/01/2017 to 12/31/2017	$12.12274	$13.75177	4,440,957
01/01/2018 to 12/31/2018	$13.75177	$12.41375	3,073,540
01/01/2019 to 12/31/2019	$12.41375	$14.45490	3,652,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62451	0
01/01/2014 to 12/31/2014	$11.62451	$13.08872	0
01/01/2015 to 12/31/2015	$13.08872	$12.98552	1,284
01/01/2016 to 12/31/2016	$12.98552	$14.06544	1,230
01/01/2017 to 12/31/2017	$14.06544	$16.68608	1,085
01/01/2018 to 12/31/2018	$16.68608	$15.13510	1,085
01/01/2019 to 12/31/2019	$15.13510	$18.51233	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.08794	$9.09147	11,783
01/01/2011 to 12/31/2011	$9.09147	$9.19011	10,286
01/01/2012 to 12/31/2012	$9.19011	$10.66725	26,669
01/01/2013 to 12/31/2013	$10.66725	$13.80222	27,143
01/01/2014 to 12/31/2014	$13.80222	$15.80658	29,255
01/01/2015 to 12/31/2015	$15.80658	$15.91914	32,672
01/01/2016 to 12/31/2016	$15.91914	$17.86365	31,875
01/01/2017 to 12/31/2017	$17.86365	$21.33842	32,057
01/01/2018 to 12/31/2018	$21.33842	$19.13276	24,906
01/01/2019 to 12/31/2019	$19.13276	$23.26693	28,061
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86065	0
01/01/2012 to 12/31/2012	$8.86065	$9.79586	0
01/01/2013 to 12/31/2013	$9.79586	$11.71463	0
01/01/2014 to 12/31/2014	$11.71463	$12.18966	0
01/01/2015 to 12/31/2015	$12.18966	$11.92765	0
01/01/2016 to 12/31/2016	$11.92765	$12.39126	0
01/01/2017 to 12/31/2017	$12.39126	$14.30991	0
01/01/2018 to 12/31/2018	$14.30991	$13.06699	0
01/01/2019 to 12/31/2019	$13.06699	$15.47425	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.24860	$11.97731	14,714
01/01/2011 to 12/31/2011	$11.97731	$10.16820	12,507
01/01/2012 to 12/31/2012	$10.16820	$11.92855	19,897
01/01/2013 to 12/31/2013	$11.92855	$16.41123	23,106
01/01/2014 to 12/31/2014	$16.41123	$16.82656	23,598
01/01/2015 to 12/31/2015	$16.82656	$16.65965	21,384
01/01/2016 to 12/31/2016	$16.65965	$17.53120	18,342
01/01/2017 to 12/31/2017	$17.53120	$21.87310	26,077
01/01/2018 to 12/31/2018	$21.87310	$19.05087	19,268
01/01/2019 to 12/31/2019	$19.05087	$25.40417	20,844
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.58389	$11.44129	13,593
01/01/2011 to 12/31/2011	$11.44129	$11.06953	14,395
01/01/2012 to 12/31/2012	$11.06953	$12.13176	22,429
01/01/2013 to 12/31/2013	$12.13176	$16.02249	26,471
01/01/2014 to 12/31/2014	$16.02249	$16.25234	25,882
01/01/2015 to 12/31/2015	$16.25234	$16.00390	31,018
01/01/2016 to 12/31/2016	$16.00390	$17.52568	21,429
01/01/2017 to 12/31/2017	$17.52568	$21.21988	19,708
01/01/2018 to 12/31/2018	$21.21988	$18.98763	16,923
01/01/2019 to 12/31/2019	$18.98763	$24.13950	19,824

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.75803	$12.01245	13,701
01/01/2011 to 12/31/2011	$12.01245	$11.03554	11,981
01/01/2012 to 12/31/2012	$11.03554	$12.73983	13,455
01/01/2013 to 12/31/2013	$12.73983	$17.10295	14,519
01/01/2014 to 12/31/2014	$17.10295	$17.59056	14,722
01/01/2015 to 12/31/2015	$17.59056	$16.44591	11,355
01/01/2016 to 12/31/2016	$16.44591	$20.76201	19,627
01/01/2017 to 12/31/2017	$20.76201	$21.77700	22,561
01/01/2018 to 12/31/2018	$21.77700	$17.64141	19,711
01/01/2019 to 12/31/2019	$17.64141	$21.02489	10,652
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.31836	$11.24440	1,121,419
01/01/2011 to 12/31/2011	$11.24440	$11.20462	974,269
01/01/2012 to 12/31/2012	$11.20462	$12.42437	1,249,134
01/01/2013 to 12/31/2013	$12.42437	$14.18257	1,335,103
01/01/2014 to 12/31/2014	$14.18257	$14.67176	1,306,134
01/01/2015 to 12/31/2015	$14.67176	$14.34086	1,666,248
01/01/2016 to 12/31/2016	$14.34086	$15.06940	1,620,453
01/01/2017 to 12/31/2017	$15.06940	$16.99289	1,644,886
01/01/2018 to 12/31/2018	$16.99289	$15.71621	1,177,808
01/01/2019 to 12/31/2019	$15.71621	$18.55609	1,299,050
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.58786	$10.84896	54,510
01/01/2011 to 12/31/2011	$10.84896	$10.42050	32,934
01/01/2012 to 12/31/2012	$10.42050	$11.97100	51,939
01/01/2013 to 12/31/2013	$11.97100	$16.84560	50,813
01/01/2014 to 12/31/2014	$16.84560	$17.83237	62,494
01/01/2015 to 12/31/2015	$17.83237	$19.09260	69,005
01/01/2016 to 12/31/2016	$19.09260	$19.15862	52,994
01/01/2017 to 12/31/2017	$19.15862	$25.81228	50,537
01/01/2018 to 12/31/2018	$25.81228	$26.19134	98,951
01/01/2019 to 12/31/2019	$26.19134	$32.81411	117,156
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.86726	$9.74163	3,574
01/01/2011 to 12/31/2011	$9.74163	$9.47142	5,605
01/01/2012 to 12/31/2012	$9.47142	$10.49380	14,299
01/01/2013 to 12/31/2013	$10.49380	$13.80352	13,124
01/01/2014 to 12/31/2014	$13.80352	$13.69665	12,818
01/01/2015 to 12/31/2015	$13.69665	$12.57065	10,131
01/01/2016 to 12/31/2016	$12.57065	$13.03548	8,830
01/01/2017 to 12/31/2017	$13.03548	$14.84530	9,819
01/01/2018 to 12/31/2018	$14.84530	$13.09426	6,079
01/01/2019 to 12/31/2019	$13.09426	$16.11615	72,819
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.93549	$15.22376	126,830
01/01/2011 to 12/31/2011	$15.22376	$12.65564	97,965
01/01/2012 to 12/31/2012	$12.65564	$12.81165	135,945
01/01/2013 to 12/31/2013	$12.81165	$14.44278	121,010
01/01/2014 to 12/31/2014	$14.44278	$12.93120	113,122
01/01/2015 to 12/31/2015	$12.93120	$10.20163	103,589
01/01/2016 to 12/31/2016	$10.20163	$12.42155	149,759
01/01/2017 to 12/31/2017	$12.42155	$13.38801	144,276
01/01/2018 to 12/31/2018	$13.38801	$10.90064	79,881
01/01/2019 to 12/31/2019	$10.90064	$12.44668	124,416

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.91472	$11.27667	44,913
01/01/2011 to 12/31/2011	$11.27667	$11.47253	44,268
01/01/2012 to 12/31/2012	$11.47253	$11.79435	48,601
01/01/2013 to 12/31/2013	$11.79435	$11.09100	29,666
01/01/2014 to 12/31/2014	$11.09100	$10.89663	31,477
01/01/2015 to 12/31/2015	$10.89663	$10.15474	27,310
01/01/2016 to 12/31/2016	$10.15474	$10.35440	25,577
01/01/2017 to 12/31/2017	$10.35440	$10.32372	22,835
01/01/2018 to 12/31/2018	$10.32372	$10.28693	9,233
01/01/2019 to 12/31/2019	$10.28693	$10.21196	10,678
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.46381	$11.42956	11,219
01/01/2011 to 12/31/2011	$11.42956	$10.78208	8,336
01/01/2012 to 12/31/2012	$10.78208	$12.47352	13,784
01/01/2013 to 12/31/2013	$12.47352	$16.13772	15,479
01/01/2014 to 12/31/2014	$16.13772	$18.12745	14,714
01/01/2015 to 12/31/2015	$18.12745	$16.54068	13,263
01/01/2016 to 12/31/2016	$16.54068	$18.42373	18,589
01/01/2017 to 12/31/2017	$18.42373	$21.33768	18,574
01/01/2018 to 12/31/2018	$21.33768	$17.40005	16,987
01/01/2019 to 12/31/2019	$17.40005	$20.25526	11,417
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.54740	$9.57358	155,762
01/01/2011 to 12/31/2011	$9.57358	$9.03083	134,788
01/01/2012 to 12/31/2012	$9.03083	$9.79434	174,625
01/01/2013 to 12/31/2013	$9.79434	$11.53150	254,844
01/01/2014 to 12/31/2014	$11.53150	$11.88693	300,394
01/01/2015 to 12/31/2015	$11.88693	$11.54048	245,006
01/01/2016 to 12/31/2016	$11.54048	$12.01186	227,616
01/01/2017 to 12/31/2017	$12.01186	$13.33218	152,905
01/01/2018 to 12/31/2018	$13.33218	$12.37354	124,521
01/01/2019 to 12/31/2019	$12.37354	$14.57436	134,198
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.07192	$10.60805	137,974
01/01/2011 to 12/31/2011	$10.60805	$10.98935	114,585
01/01/2012 to 12/31/2012	$10.98935	$11.57971	143,134
01/01/2013 to 12/31/2013	$11.57971	$11.14492	161,646
01/01/2014 to 12/31/2014	$11.14492	$11.67273	145,509
01/01/2015 to 12/31/2015	$11.67273	$11.54569	169,536
01/01/2016 to 12/31/2016	$11.54569	$11.86218	150,743
01/01/2017 to 12/31/2017	$11.86218	$12.32166	172,125
01/01/2018 to 12/31/2018	$12.32166	$11.76469	158,623
01/01/2019 to 12/31/2019	$11.76469	$12.90856	172,658
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV and HD GRO (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.42115	$10.30116	565,969
01/01/2011 to 12/31/2011	$10.30116	$9.79264	524,219
01/01/2012 to 12/31/2012	$9.79264	$10.76451	471,350
01/01/2013 to 12/31/2013	$10.76451	$11.56075	369,092
01/01/2014 to 12/31/2014	$11.56075	$11.72090	383,115
01/01/2015 to 12/31/2015	$11.72090	$11.07767	362,853
01/01/2016 to 12/31/2016	$11.07767	$11.50410	326,170
01/01/2017 to 12/31/2017	$11.50410	$12.64911	306,350
01/01/2018 to 12/31/2018	$12.64911	$11.34612	261,862
01/01/2019 to 12/31/2019	$11.34612	$12.85902	196,435
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.57583	$10.63329	255,612
01/01/2011 to 12/31/2011	$10.63329	$10.39610	272,182
01/01/2012 to 12/31/2012	$10.39610	$11.53773	243,812
01/01/2013 to 12/31/2013	$11.53773	$13.13292	210,107
01/01/2014 to 12/31/2014	$13.13292	$13.60848	197,215
01/01/2015 to 12/31/2015	$13.60848	$13.39619	176,651
01/01/2016 to 12/31/2016	$13.39619	$14.01271	163,211
01/01/2017 to 12/31/2017	$14.01271	$16.00163	155,178
01/01/2018 to 12/31/2018	$16.00163	$14.70474	145,261
01/01/2019 to 12/31/2019	$14.70474	$17.49927	131,099
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.81043	$9.62933	14,069
01/01/2011 to 12/31/2011	$9.62933	$9.23314	13,675
01/01/2012 to 12/31/2012	$9.23314	$9.94347	14,543
01/01/2013 to 12/31/2013	$9.94347	$10.91832	2,936
01/01/2014 to 12/31/2014	$10.91832	$11.21041	10,478
01/01/2015 to 12/31/2015	$11.21041	$10.92944	6,726
01/01/2016 to 12/31/2016	$10.92944	$11.18774	2,381
01/01/2017 to 12/31/2017	$11.18774	$12.69990	1,826
01/01/2018 to 12/31/2018	$12.69990	$11.42051	643
01/01/2019 to 12/31/2019	$11.42051	$13.16576	1,682
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58127	0
01/01/2014 to 12/31/2014	$11.58127	$12.79927	0
01/01/2015 to 12/31/2015	$12.79927	$12.71503	0
01/01/2016 to 12/31/2016	$12.71503	$13.74682	0
01/01/2017 to 12/31/2017	$13.74682	$16.39734	0
01/01/2018 to 12/31/2018	$16.39734	$14.70858	0
01/01/2019 to 12/31/2019	$14.70858	$17.60709	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.66193	$10.59745	332,987
01/01/2011 to 12/31/2011	$10.59745	$10.22361	266,005
01/01/2012 to 12/31/2012	$10.22361	$11.22915	258,173
01/01/2013 to 12/31/2013	$11.22915	$12.90130	184,458
01/01/2014 to 12/31/2014	$12.90130	$13.42061	230,262
01/01/2015 to 12/31/2015	$13.42061	$13.16849	194,432
01/01/2016 to 12/31/2016	$13.16849	$13.67054	163,879
01/01/2017 to 12/31/2017	$13.67054	$15.34109	168,038
01/01/2018 to 12/31/2018	$15.34109	$14.24045	72,356
01/01/2019 to 12/31/2019	$14.24045	$16.60703	95,086
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99740	$9.12279	14,484
01/01/2012 to 12/31/2012	$9.12279	$9.96837	26,703
01/01/2013 to 12/31/2013	$9.96837	$10.79132	25,560
01/01/2014 to 12/31/2014	$10.79132	$11.05428	25,126
01/01/2015 to 12/31/2015	$11.05428	$10.47127	21,641
01/01/2016 to 12/31/2016	$10.47127	$10.93824	21,304
01/01/2017 to 12/31/2017	$10.93824	$12.02983	20,947
01/01/2018 to 12/31/2018	$12.02983	$11.12628	20,385
01/01/2019 to 12/31/2019	$11.12628	$12.78012	20,068
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.23700	$11.40142	846
01/01/2011 to 12/31/2011	$11.40142	$11.38492	1,010
01/01/2012 to 12/31/2012	$11.38492	$11.63966	965
01/01/2013 to 12/31/2013	$11.63966	$11.11978	186
01/01/2014 to 12/31/2014	$11.11978	$10.84865	452
01/01/2015 to 12/31/2015	$10.84865	$10.64555	266
01/01/2016 to 12/31/2016	$10.64555	$10.56686	112
01/01/2017 to 12/31/2017	$10.56686	$10.49555	0
01/01/2018 to 12/31/2018	$10.49555	$10.32460	0
01/01/2019 to 12/31/2019	$10.32460	$10.54859	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.77952	$12.39127	3,248
01/01/2011 to 12/31/2011	$12.39127	$12.48599	4,390
01/01/2012 to 12/31/2012	$12.48599	$13.32948	4,405
01/01/2013 to 12/31/2013	$13.32948	$12.77783	1,080
01/01/2014 to 12/31/2014	$12.77783	$13.00620	2,516
01/01/2015 to 12/31/2015	$13.00620	$12.43352	1,454
01/01/2016 to 12/31/2016	$12.43352	$12.65603	680
01/01/2017 to 12/31/2017	$12.65603	$12.89918	1,174
01/01/2018 to 12/31/2018	$12.89918	$12.51202	160
01/01/2019 to 12/31/2019	$12.51202	$13.34594	608
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.85345	$11.80330	210,133
01/01/2011 to 12/31/2011	$11.80330	$13.36844	140,793
01/01/2012 to 12/31/2012	$13.36844	$13.81956	64,500
01/01/2013 to 12/31/2013	$13.81956	$12.84354	49,270
01/01/2014 to 12/31/2014	$12.84354	$13.07734	47,069
01/01/2015 to 12/31/2015	$13.07734	$12.90758	44,595
01/01/2016 to 12/31/2016	$12.90758	$12.78798	26,876
01/01/2017 to 12/31/2017	$12.78798	$12.58395	20,396
01/01/2018 to 12/31/2018	$12.58395	$12.35687	16,971
01/01/2019 to 12/31/2019	$12.35687	$12.23658	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74021	$9.54633	136,544
01/01/2011 to 12/31/2011	$9.54633	$11.06416	15,959
01/01/2012 to 12/31/2012	$11.06416	$11.48725	5,759
01/01/2013 to 12/31/2013	$11.48725	$10.48701	0
01/01/2014 to 12/31/2014	$10.48701	$10.87196	0
01/01/2015 to 12/31/2015	$10.87196	$10.77923	0
01/01/2016 to 12/31/2016	$10.77923	$10.73302	0
01/01/2017 to 12/31/2017	$10.73302	$10.57479	0
01/01/2018 to 12/31/2018	$10.57479	$10.35583	0
01/01/2019 to 12/31/2019	$10.35583	$10.46697	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99740	$10.94733	321,734
01/01/2011 to 12/31/2011	$10.94733	$12.86160	271,018
01/01/2012 to 12/31/2012	$12.86160	$13.41290	61,285
01/01/2013 to 12/31/2013	$13.41290	$12.18147	0
01/01/2014 to 12/31/2014	$12.18147	$12.80957	0
01/01/2015 to 12/31/2015	$12.80957	$12.73236	0
01/01/2016 to 12/31/2016	$12.73236	$12.68746	0
01/01/2017 to 12/31/2017	$12.68746	$12.58661	0
01/01/2018 to 12/31/2018	$12.58661	$12.29836	0
01/01/2019 to 12/31/2019	$12.29836	$12.61875	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95414	267,826
01/01/2012 to 12/31/2012	$11.95414	$12.35609	378,181
01/01/2013 to 12/31/2013	$12.35609	$10.89052	0
01/01/2014 to 12/31/2014	$10.89052	$11.73807	0
01/01/2015 to 12/31/2015	$11.73807	$11.70319	0
01/01/2016 to 12/31/2016	$11.70319	$11.63822	0
01/01/2017 to 12/31/2017	$11.63822	$11.54441	0
01/01/2018 to 12/31/2018	$11.54441	$11.25576	16,701
01/01/2019 to 12/31/2019	$11.25576	$11.63947	17,432
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99741	$10.34131	191,258
01/01/2013 to 12/31/2013	$10.34131	$9.06883	633,312
01/01/2014 to 12/31/2014	$9.06883	$9.97388	322,215
01/01/2015 to 12/31/2015	$9.97388	$10.00385	85,634
01/01/2016 to 12/31/2016	$10.00385	$9.95659	80,949
01/01/2017 to 12/31/2017	$9.95659	$9.88872	73,736
01/01/2018 to 12/31/2018	$9.88872	$9.63030	77,943
01/01/2019 to 12/31/2019	$9.63030	$10.01679	37,056
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70101	764,697
01/01/2014 to 12/31/2014	$8.70101	$9.73699	307,198
01/01/2015 to 12/31/2015	$9.73699	$9.77888	46,319
01/01/2016 to 12/31/2016	$9.77888	$9.73222	42,807
01/01/2017 to 12/31/2017	$9.73222	$9.66461	29,838
01/01/2018 to 12/31/2018	$9.66461	$9.37614	17,382
01/01/2019 to 12/31/2019	$9.37614	$9.88490	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.24037	239,532
01/01/2015 to 12/31/2015	$11.24037	$11.19624	752,149
01/01/2016 to 12/31/2016	$11.19624	$11.20465	0
01/01/2017 to 12/31/2017	$11.20465	$11.14291	0
01/01/2018 to 12/31/2018	$11.14291	$10.80029	0
01/01/2019 to 12/31/2019	$10.80029	$11.46658	10,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88280	142,665
01/01/2016 to 12/31/2016	$9.88280	$9.85215	377,583
01/01/2017 to 12/31/2017	$9.85215	$9.85478	256,302
01/01/2018 to 12/31/2018	$9.85478	$9.52253	311,567
01/01/2019 to 12/31/2019	$9.52253	$10.23196	80,316
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99741	$9.82484	850,575
01/01/2017 to 12/31/2017	$9.82484	$9.85277	654,086
01/01/2018 to 12/31/2018	$9.85277	$9.49948	736,808
01/01/2019 to 12/31/2019	$9.49948	$10.26817	200,284
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99740	$9.98114	0
01/01/2018 to 12/31/2018	$9.98114	$9.54559	9,314
01/01/2019 to 12/31/2019	$9.54559	$10.40220	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99740	$9.60807	0
01/01/2019 to 12/31/2019	$9.60807	$10.53680	72,487
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17189	18,921
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.25117	$10.24289	916,818
01/01/2011 to 12/31/2011	$10.24289	$9.76047	877,706
01/01/2012 to 12/31/2012	$9.76047	$10.83930	826,307
01/01/2013 to 12/31/2013	$10.83930	$12.98607	698,638
01/01/2014 to 12/31/2014	$12.98607	$13.56875	693,405
01/01/2015 to 12/31/2015	$13.56875	$13.32137	588,204
01/01/2016 to 12/31/2016	$13.32137	$13.89920	537,910
01/01/2017 to 12/31/2017	$13.89920	$16.00271	532,445
01/01/2018 to 12/31/2018	$16.00271	$14.65395	471,305
01/01/2019 to 12/31/2019	$14.65395	$17.49427	424,782
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59271	0
01/01/2014 to 12/31/2014	$11.59271	$12.86175	1,718
01/01/2015 to 12/31/2015	$12.86175	$12.11165	1,044
01/01/2016 to 12/31/2016	$12.11165	$13.59022	937
01/01/2017 to 12/31/2017	$13.59022	$15.71511	1,017
01/01/2018 to 12/31/2018	$15.71511	$14.61347	405
01/01/2019 to 12/31/2019	$14.61347	$18.69944	1,496
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.03953	$9.43708	249
01/01/2011 to 12/31/2011	$9.43708	$8.75182	338
01/01/2012 to 12/31/2012	$8.75182	$10.83725	906
01/01/2013 to 12/31/2013	$10.83725	$11.04335	249
01/01/2014 to 12/31/2014	$11.04335	$12.28611	760
01/01/2015 to 12/31/2015	$12.28611	$11.98737	214
01/01/2016 to 12/31/2016	$11.98737	$11.81190	93
01/01/2017 to 12/31/2017	$11.81190	$12.79158	215
01/01/2018 to 12/31/2018	$12.79158	$11.90186	0
01/01/2019 to 12/31/2019	$11.90186	$14.54339	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.19073	$12.80753	3,505
01/01/2011 to 12/31/2011	$12.80753	$13.33217	3,211
01/01/2012 to 12/31/2012	$13.33217	$15.01728	3,941
01/01/2013 to 12/31/2013	$15.01728	$15.12482	604
01/01/2014 to 12/31/2014	$15.12482	$19.33649	3,280
01/01/2015 to 12/31/2015	$19.33649	$19.79807	1,453
01/01/2016 to 12/31/2016	$19.79807	$20.26624	547
01/01/2017 to 12/31/2017	$20.26624	$21.02858	610
01/01/2018 to 12/31/2018	$21.02858	$19.55657	7
01/01/2019 to 12/31/2019	$19.55657	$25.06016	605
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.63008	$9.63844	60,833
01/01/2011 to 12/31/2011	$9.63844	$9.27120	70,464
01/01/2012 to 12/31/2012	$9.27120	$10.01640	63,222
01/01/2013 to 12/31/2013	$10.01640	$11.22551	44,638
01/01/2014 to 12/31/2014	$11.22551	$11.30784	47,803
01/01/2015 to 12/31/2015	$11.30784	$11.15218	38,006
01/01/2016 to 12/31/2016	$11.15218	$11.35465	32,407
01/01/2017 to 12/31/2017	$11.35465	$12.91589	30,833
01/01/2018 to 12/31/2018	$12.91589	$11.63470	26,095
01/01/2019 to 12/31/2019	$11.63470	$13.63443	24,264
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.13296	$9.95339	15,978
01/01/2011 to 12/31/2011	$9.95339	$9.67119	14,067
01/01/2012 to 12/31/2012	$9.67119	$10.40086	14,865
01/01/2013 to 12/31/2013	$10.40086	$11.15460	1,033
01/01/2014 to 12/31/2014	$11.15460	$11.33341	2,898
01/01/2015 to 12/31/2015	$11.33341	$10.96706	2,031
01/01/2016 to 12/31/2016	$10.96706	$11.27351	964
01/01/2017 to 12/31/2017	$11.27351	$12.36236	1,281
01/01/2018 to 12/31/2018	$12.36236	$11.21889	910
01/01/2019 to 12/31/2019	$11.21889	$12.71138	1,466
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43289	$11.67774	812
01/01/2011 to 12/31/2011	$11.67774	$11.55295	525
01/01/2012 to 12/31/2012	$11.55295	$13.05185	136
01/01/2013 to 12/31/2013	$13.05185	$17.69313	59
01/01/2014 to 12/31/2014	$17.69313	$18.52211	54
01/01/2015 to 12/31/2015	$18.52211	$17.09407	28
01/01/2016 to 12/31/2016	$17.09407	$20.75308	21
01/01/2017 to 12/31/2017	$20.75308	$22.73824	293
01/01/2018 to 12/31/2018	$22.73824	$19.07949	156
01/01/2019 to 12/31/2019	$19.07949	$22.84998	340
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.20039	$9.96381	7,396
01/01/2011 to 12/31/2011	$9.96381	$9.73281	7,547
01/01/2012 to 12/31/2012	$9.73281	$9.50507	7,083
01/01/2013 to 12/31/2013	$9.50507	$9.28223	1,451
01/01/2014 to 12/31/2014	$9.28223	$9.06470	6,611
01/01/2015 to 12/31/2015	$9.06470	$8.85208	4,632
01/01/2016 to 12/31/2016	$8.85208	$8.64524	814
01/01/2017 to 12/31/2017	$8.64524	$8.47184	235
01/01/2018 to 12/31/2018	$8.47184	$8.37972	0
01/01/2019 to 12/31/2019	$8.37972	$8.32167	816

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.17299	$11.27582	2,520
01/01/2011 to 12/31/2011	$11.27582	$11.36141	2,172
01/01/2012 to 12/31/2012	$11.36141	$12.63400	1,058
01/01/2013 to 12/31/2013	$12.63400	$13.22374	328
01/01/2014 to 12/31/2014	$13.22374	$13.24410	856
01/01/2015 to 12/31/2015	$13.24410	$12.47275	132
01/01/2016 to 12/31/2016	$12.47275	$14.05647	69
01/01/2017 to 12/31/2017	$14.05647	$14.75349	113
01/01/2018 to 12/31/2018	$14.75349	$14.11967	0
01/01/2019 to 12/31/2019	$14.11967	$15.89845	12
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.66428	$8.46960	148
01/01/2011 to 12/31/2011	$8.46960	$7.92531	252
01/01/2012 to 12/31/2012	$7.92531	$9.04621	1,161
01/01/2013 to 12/31/2013	$9.04621	$12.35572	404
01/01/2014 to 12/31/2014	$12.35572	$13.72490	918
01/01/2015 to 12/31/2015	$13.72490	$12.35290	293
01/01/2016 to 12/31/2016	$12.35290	$14.46309	152
01/01/2017 to 12/31/2017	$14.46309	$16.83611	359
01/01/2018 to 12/31/2018	$16.83611	$14.11270	206
01/01/2019 to 12/31/2019	$14.11270	$17.85085	428
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.87947	$8.81046	857
01/01/2011 to 12/31/2011	$8.81046	$7.49214	840
01/01/2012 to 12/31/2012	$7.49214	$8.80639	1,403
01/01/2013 to 12/31/2013	$8.80639	$10.23888	477
01/01/2014 to 12/31/2014	$10.23888	$9.44636	1,209
01/01/2015 to 12/31/2015	$9.44636	$9.51530	117
01/01/2016 to 12/31/2016	$9.51530	$8.94166	30
01/01/2017 to 12/31/2017	$8.94166	$11.82643	0
01/01/2018 to 12/31/2018	$11.82643	$10.00823	0
01/01/2019 to 12/31/2019	$10.00823	$12.91222	44
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.67192	$9.40731	294
01/01/2011 to 12/31/2011	$9.40731	$8.03400	651
01/01/2012 to 12/31/2012	$8.03400	$9.15374	1,569
01/01/2013 to 12/31/2013	$9.15374	$10.67949	657
01/01/2014 to 12/31/2014	$10.67949	$9.73007	1,324
01/01/2015 to 12/31/2015	$9.73007	$9.57964	491
01/01/2016 to 12/31/2016	$9.57964	$9.40981	283
01/01/2017 to 12/31/2017	$9.40981	$11.28629	691
01/01/2018 to 12/31/2018	$11.28629	$9.24199	160
01/01/2019 to 12/31/2019	$9.24199	$10.83250	305
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.78979	$9.76990	14,152
01/01/2011 to 12/31/2011	$9.76990	$9.48685	15,328
01/01/2012 to 12/31/2012	$9.48685	$10.52253	15,130
01/01/2013 to 12/31/2013	$10.52253	$11.94908	1,953
01/01/2014 to 12/31/2014	$11.94908	$12.41164	5,316
01/01/2015 to 12/31/2015	$12.41164	$11.99374	3,530
01/01/2016 to 12/31/2016	$11.99374	$12.32440	1,655
01/01/2017 to 12/31/2017	$12.32440	$14.07714	3,414
01/01/2018 to 12/31/2018	$14.07714	$12.73202	1,442
01/01/2019 to 12/31/2019	$12.73202	$14.84943	4,010

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.30935	$10.78967	1,698
01/01/2011 to 12/31/2011	$10.78967	$9.57288	1,602
01/01/2012 to 12/31/2012	$9.57288	$11.39642	3,118
01/01/2013 to 12/31/2013	$11.39642	$12.83891	366
01/01/2014 to 12/31/2014	$12.83891	$11.73973	1,008
01/01/2015 to 12/31/2015	$11.73973	$11.14411	444
01/01/2016 to 12/31/2016	$11.14411	$11.09379	151
01/01/2017 to 12/31/2017	$11.09379	$14.04501	325
01/01/2018 to 12/31/2018	$14.04501	$11.31812	0
01/01/2019 to 12/31/2019	$11.31812	$14.06180	40
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.93860	$11.46408	48,964
01/01/2011 to 12/31/2011	$11.46408	$11.22194	51,363
01/01/2012 to 12/31/2012	$11.22194	$12.13323	54,810
01/01/2013 to 12/31/2013	$12.13323	$13.15612	34,723
01/01/2014 to 12/31/2014	$13.15612	$13.54784	40,934
01/01/2015 to 12/31/2015	$13.54784	$13.20605	38,748
01/01/2016 to 12/31/2016	$13.20605	$13.39226	33,430
01/01/2017 to 12/31/2017	$13.39226	$14.66733	36,596
01/01/2018 to 12/31/2018	$14.66733	$13.58754	30,103
01/01/2019 to 12/31/2019	$13.58754	$15.20759	32,396
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28106	$11.17641	0
01/01/2011 to 12/31/2011	$11.17641	$10.98718	0
01/01/2012 to 12/31/2012	$10.98718	$12.35872	0
01/01/2013 to 12/31/2013	$12.35872	$16.47370	0
01/01/2014 to 12/31/2014	$16.47370	$17.61656	0
01/01/2015 to 12/31/2015	$17.61656	$19.03320	0
01/01/2016 to 12/31/2016	$19.03320	$18.31588	0
01/01/2017 to 12/31/2017	$18.31588	$24.29705	167
01/01/2018 to 12/31/2018	$24.29705	$23.34210	88
01/01/2019 to 12/31/2019	$23.34210	$30.22679	186
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.88395	$10.38934	368
01/01/2011 to 12/31/2011	$10.38934	$10.05351	623
01/01/2012 to 12/31/2012	$10.05351	$11.02169	1,769
01/01/2013 to 12/31/2013	$11.02169	$14.70413	996
01/01/2014 to 12/31/2014	$14.70413	$15.88010	4,971
01/01/2015 to 12/31/2015	$15.88010	$17.06978	2,930
01/01/2016 to 12/31/2016	$17.06978	$17.60021	556
01/01/2017 to 12/31/2017	$17.60021	$22.85947	943
01/01/2018 to 12/31/2018	$22.85947	$21.72076	524
01/01/2019 to 12/31/2019	$21.72076	$27.92107	1,300
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.18206	$12.23557	355
01/01/2011 to 12/31/2011	$12.23557	$11.57485	1,184
01/01/2012 to 12/31/2012	$11.57485	$13.91170	1,431
01/01/2013 to 12/31/2013	$13.91170	$17.34006	567
01/01/2014 to 12/31/2014	$17.34006	$17.54837	1,262
01/01/2015 to 12/31/2015	$17.54837	$16.88583	579
01/01/2016 to 12/31/2016	$16.88583	$17.66376	372
01/01/2017 to 12/31/2017	$17.66376	$21.36357	878
01/01/2018 to 12/31/2018	$21.36357	$18.86723	503
01/01/2019 to 12/31/2019	$18.86723	$23.94465	863

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99806	$10.27427	0
01/01/2013 to 12/31/2013	$10.27427	$11.93134	24,783
01/01/2014 to 12/31/2014	$11.93134	$12.25039	23,051
01/01/2015 to 12/31/2015	$12.25039	$11.81473	23,051
01/01/2016 to 12/31/2016	$11.81473	$12.03704	23,051
01/01/2017 to 12/31/2017	$12.03704	$13.69444	23,051
01/01/2018 to 12/31/2018	$13.69444	$12.26518	22,177
01/01/2019 to 12/31/2019	$12.26518	$14.70421	22,313
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.72195	$10.70795	221
01/01/2011 to 12/31/2011	$10.70795	$10.39520	227
01/01/2012 to 12/31/2012	$10.39520	$11.88543	2,247
01/01/2013 to 12/31/2013	$11.88543	$15.86746	1,039
01/01/2014 to 12/31/2014	$15.86746	$16.84521	2,218
01/01/2015 to 12/31/2015	$16.84521	$17.63956	983
01/01/2016 to 12/31/2016	$17.63956	$17.55627	117
01/01/2017 to 12/31/2017	$17.55627	$22.41115	271
01/01/2018 to 12/31/2018	$22.41115	$22.35341	0
01/01/2019 to 12/31/2019	$22.35341	$30.07665	3
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99806	$10.17007	0
01/01/2013 to 12/31/2013	$10.17007	$13.35869	0
01/01/2014 to 12/31/2014	$13.35869	$14.37859	0
01/01/2015 to 12/31/2015	$14.37859	$13.94007	0
01/01/2016 to 12/31/2016	$13.94007	$15.44460	0
01/01/2017 to 12/31/2017	$15.44460	$17.69895	138
01/01/2018 to 12/31/2018	$17.69895	$15.52761	72
01/01/2019 to 12/31/2019	$15.52761	$19.61389	153
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.28278	$13.20290	1,484
01/01/2011 to 12/31/2011	$13.20290	$12.50997	421
01/01/2012 to 12/31/2012	$12.50997	$14.61247	613
01/01/2013 to 12/31/2013	$14.61247	$18.86385	177
01/01/2014 to 12/31/2014	$18.86385	$20.54525	294
01/01/2015 to 12/31/2015	$20.54525	$18.92287	181
01/01/2016 to 12/31/2016	$18.92287	$18.78429	88
01/01/2017 to 12/31/2017	$18.78429	$23.31518	192
01/01/2018 to 12/31/2018	$23.31518	$21.77558	19
01/01/2019 to 12/31/2019	$21.77558	$27.67773	84
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.13115	$11.00702	434
01/01/2011 to 12/31/2011	$11.00702	$10.48229	501
01/01/2012 to 12/31/2012	$10.48229	$11.98952	446
01/01/2013 to 12/31/2013	$11.98952	$16.62711	243
01/01/2014 to 12/31/2014	$16.62711	$18.55123	458
01/01/2015 to 12/31/2015	$18.55123	$17.09517	306
01/01/2016 to 12/31/2016	$17.09517	$19.73901	106
01/01/2017 to 12/31/2017	$19.73901	$21.93582	254
01/01/2018 to 12/31/2018	$21.93582	$17.89673	141
01/01/2019 to 12/31/2019	$17.89673	$21.15007	349

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.03476	$10.78803	3,932
01/01/2011 to 12/31/2011	$10.78803	$8.39970	3,195
01/01/2012 to 12/31/2012	$8.39970	$9.67324	4,834
01/01/2013 to 12/31/2013	$9.67324	$9.46757	861
01/01/2014 to 12/31/2014	$9.46757	$8.81265	3,427
01/01/2015 to 12/31/2015	$8.81265	$7.16639	1,963
01/01/2016 to 12/31/2016	$7.16639	$7.86389	986
01/01/2017 to 12/31/2017	$7.86389	$9.70594	1,991
01/01/2018 to 12/31/2018	$9.70594	$8.14591	647
01/01/2019 to 12/31/2019	$8.14591	$9.01689	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34895	$11.17484	323,575
01/01/2011 to 12/31/2011	$11.17484	$11.02215	370,598
01/01/2012 to 12/31/2012	$11.02215	$11.88005	385,498
01/01/2013 to 12/31/2013	$11.88005	$12.67036	338,517
01/01/2014 to 12/31/2014	$12.67036	$13.08808	324,017
01/01/2015 to 12/31/2015	$13.08808	$12.79957	298,301
01/01/2016 to 12/31/2016	$12.79957	$13.19084	239,021
01/01/2017 to 12/31/2017	$13.19084	$14.18755	225,713
01/01/2018 to 12/31/2018	$14.18755	$13.45968	196,096
01/01/2019 to 12/31/2019	$13.45968	$15.08170	196,926
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05834	0
01/01/2012 to 12/31/2012	$10.05834	$10.52055	0
01/01/2013 to 12/31/2013	$10.52055	$10.03630	0
01/01/2014 to 12/31/2014	$10.03630	$10.39519	0
01/01/2015 to 12/31/2015	$10.39519	$10.12429	0
01/01/2016 to 12/31/2016	$10.12429	$10.30370	0
01/01/2017 to 12/31/2017	$10.30370	$10.63350	0
01/01/2018 to 12/31/2018	$10.63350	$10.29833	0
01/01/2019 to 12/31/2019	$10.29833	$11.03801	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.07740	$9.38845	220,875
01/01/2011 to 12/31/2011	$9.38845	$8.59890	216,302
01/01/2012 to 12/31/2012	$8.59890	$9.48199	193,691
01/01/2013 to 12/31/2013	$9.48199	$10.83639	156,305
01/01/2014 to 12/31/2014	$10.83639	$11.55577	169,337
01/01/2015 to 12/31/2015	$11.55577	$11.21575	187,227
01/01/2016 to 12/31/2016	$11.21575	$12.05904	161,439
01/01/2017 to 12/31/2017	$12.05904	$13.67287	253,835
01/01/2018 to 12/31/2018	$13.67287	$12.33650	194,475
01/01/2019 to 12/31/2019	$12.33650	$14.35784	163,439
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62060	0
01/01/2014 to 12/31/2014	$11.62060	$13.07806	0
01/01/2015 to 12/31/2015	$13.07806	$12.96859	0
01/01/2016 to 12/31/2016	$12.96859	$14.04025	0
01/01/2017 to 12/31/2017	$14.04025	$16.64817	0
01/01/2018 to 12/31/2018	$16.64817	$15.09324	0
01/01/2019 to 12/31/2019	$15.09324	$18.45218	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.06902	$9.06578	330
01/01/2011 to 12/31/2011	$9.06578	$9.15966	639
01/01/2012 to 12/31/2012	$9.15966	$10.62664	886
01/01/2013 to 12/31/2013	$10.62664	$13.74292	182
01/01/2014 to 12/31/2014	$13.74292	$15.73097	967
01/01/2015 to 12/31/2015	$15.73097	$15.83530	0
01/01/2016 to 12/31/2016	$15.83530	$17.76097	0
01/01/2017 to 12/31/2017	$17.76097	$21.20542	0
01/01/2018 to 12/31/2018	$21.20542	$19.00419	0
01/01/2019 to 12/31/2019	$19.00419	$23.09933	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85770	0
01/01/2012 to 12/31/2012	$8.85770	$9.78786	0
01/01/2013 to 12/31/2013	$9.78786	$11.69938	0
01/01/2014 to 12/31/2014	$11.69938	$12.16784	0
01/01/2015 to 12/31/2015	$12.16784	$11.90051	0
01/01/2016 to 12/31/2016	$11.90051	$12.35697	0
01/01/2017 to 12/31/2017	$12.35697	$14.26338	0
01/01/2018 to 12/31/2018	$14.26338	$13.01812	0
01/01/2019 to 12/31/2019	$13.01812	$15.40875	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.22684	$11.94334	333
01/01/2011 to 12/31/2011	$11.94334	$10.13435	455
01/01/2012 to 12/31/2012	$10.13435	$11.88298	1,890
01/01/2013 to 12/31/2013	$11.88298	$16.34042	986
01/01/2014 to 12/31/2014	$16.34042	$16.74582	1,952
01/01/2015 to 12/31/2015	$16.74582	$16.57160	889
01/01/2016 to 12/31/2016	$16.57160	$17.43011	71
01/01/2017 to 12/31/2017	$17.43011	$21.73630	102
01/01/2018 to 12/31/2018	$21.73630	$18.92239	0
01/01/2019 to 12/31/2019	$18.92239	$25.22059	144
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.56868	$11.41543	848
01/01/2011 to 12/31/2011	$11.41543	$11.03913	1,023
01/01/2012 to 12/31/2012	$11.03913	$12.09260	1,705
01/01/2013 to 12/31/2013	$12.09260	$15.96302	546
01/01/2014 to 12/31/2014	$15.96302	$16.18421	1,167
01/01/2015 to 12/31/2015	$16.18421	$15.92904	377
01/01/2016 to 12/31/2016	$15.92904	$17.43528	194
01/01/2017 to 12/31/2017	$17.43528	$21.10008	491
01/01/2018 to 12/31/2018	$21.10008	$18.87110	21
01/01/2019 to 12/31/2019	$18.87110	$23.97952	64
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73526	$11.97857	1,794
01/01/2011 to 12/31/2011	$11.97857	$10.99907	1,744
01/01/2012 to 12/31/2012	$10.99907	$12.69158	2,617
01/01/2013 to 12/31/2013	$12.69158	$17.02979	692
01/01/2014 to 12/31/2014	$17.02979	$17.50673	2,113
01/01/2015 to 12/31/2015	$17.50673	$16.35950	753
01/01/2016 to 12/31/2016	$16.35950	$20.64283	341
01/01/2017 to 12/31/2017	$20.64283	$21.64146	304
01/01/2018 to 12/31/2018	$21.64146	$17.52300	22
01/01/2019 to 12/31/2019	$17.52300	$20.87355	76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.29409	$11.21247	24,429
01/01/2011 to 12/31/2011	$11.21247	$11.16742	43,287
01/01/2012 to 12/31/2012	$11.16742	$12.37714	52,954
01/01/2013 to 12/31/2013	$12.37714	$14.12173	45,848
01/01/2014 to 12/31/2014	$14.12173	$14.60153	53,365
01/01/2015 to 12/31/2015	$14.60153	$14.26522	44,935
01/01/2016 to 12/31/2016	$14.26522	$14.98261	39,470
01/01/2017 to 12/31/2017	$14.98261	$16.88678	40,304
01/01/2018 to 12/31/2018	$16.88678	$15.61041	33,953
01/01/2019 to 12/31/2019	$15.61041	$18.42217	43,435
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.57062	$10.82419	3,376
01/01/2011 to 12/31/2011	$10.82419	$10.39166	4,086
01/01/2012 to 12/31/2012	$10.39166	$11.93199	3,118
01/01/2013 to 12/31/2013	$11.93199	$16.78258	1,088
01/01/2014 to 12/31/2014	$16.78258	$17.75700	2,489
01/01/2015 to 12/31/2015	$17.75700	$19.00264	3,549
01/01/2016 to 12/31/2016	$19.00264	$19.05908	1,928
01/01/2017 to 12/31/2017	$19.05908	$25.66568	4,510
01/01/2018 to 12/31/2018	$25.66568	$26.02981	666
01/01/2019 to 12/31/2019	$26.02981	$32.59572	1,104
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84617	$9.71381	17
01/01/2011 to 12/31/2011	$9.71381	$9.43980	31
01/01/2012 to 12/31/2012	$9.43980	$10.45358	70
01/01/2013 to 12/31/2013	$10.45358	$13.74383	32
01/01/2014 to 12/31/2014	$13.74383	$13.63066	0
01/01/2015 to 12/31/2015	$13.63066	$12.50394	0
01/01/2016 to 12/31/2016	$12.50394	$12.96001	0
01/01/2017 to 12/31/2017	$12.96001	$14.75216	0
01/01/2018 to 12/31/2018	$14.75216	$13.00562	0
01/01/2019 to 12/31/2019	$13.00562	$15.99915	1,880
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.90519	$15.18062	8,631
01/01/2011 to 12/31/2011	$15.18062	$12.61357	7,375
01/01/2012 to 12/31/2012	$12.61357	$12.76287	8,434
01/01/2013 to 12/31/2013	$12.76287	$14.38078	1,787
01/01/2014 to 12/31/2014	$14.38078	$12.86942	4,971
01/01/2015 to 12/31/2015	$12.86942	$10.14785	2,404
01/01/2016 to 12/31/2016	$10.14785	$12.35007	1,016
01/01/2017 to 12/31/2017	$12.35007	$13.30440	1,634
01/01/2018 to 12/31/2018	$13.30440	$10.82729	528
01/01/2019 to 12/31/2019	$10.82729	$12.35699	2,519
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.88888	$11.24447	1,929
01/01/2011 to 12/31/2011	$11.24447	$11.43423	2,976
01/01/2012 to 12/31/2012	$11.43423	$11.74926	2,615
01/01/2013 to 12/31/2013	$11.74926	$11.04321	847
01/01/2014 to 12/31/2014	$11.04321	$10.84436	2,059
01/01/2015 to 12/31/2015	$10.84436	$10.10106	1,045
01/01/2016 to 12/31/2016	$10.10106	$10.29462	609
01/01/2017 to 12/31/2017	$10.29462	$10.25917	1,151
01/01/2018 to 12/31/2018	$10.25917	$10.21762	664
01/01/2019 to 12/31/2019	$10.21762	$10.13814	1,088

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.44177	$11.39740	130
01/01/2011 to 12/31/2011	$11.39740	$10.74656	478
01/01/2012 to 12/31/2012	$10.74656	$12.42636	976
01/01/2013 to 12/31/2013	$12.42636	$16.06886	242
01/01/2014 to 12/31/2014	$16.06886	$18.04127	527
01/01/2015 to 12/31/2015	$18.04127	$16.45398	121
01/01/2016 to 12/31/2016	$16.45398	$18.31825	52
01/01/2017 to 12/31/2017	$18.31825	$21.20502	123
01/01/2018 to 12/31/2018	$21.20502	$17.28331	70
01/01/2019 to 12/31/2019	$17.28331	$20.10955	183
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.53031	$9.54965	60,375
01/01/2011 to 12/31/2011	$9.54965	$9.00389	81,176
01/01/2012 to 12/31/2012	$9.00389	$9.76038	87,075
01/01/2013 to 12/31/2013	$9.76038	$11.48593	38,272
01/01/2014 to 12/31/2014	$11.48593	$11.83416	71,358
01/01/2015 to 12/31/2015	$11.83416	$11.48369	42,912
01/01/2016 to 12/31/2016	$11.48369	$11.94687	26,168
01/01/2017 to 12/31/2017	$11.94687	$13.25365	49,511
01/01/2018 to 12/31/2018	$13.25365	$12.29460	28,591
01/01/2019 to 12/31/2019	$12.29460	$14.47428	20,287
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.06145	$10.59188	443
01/01/2011 to 12/31/2011	$10.59188	$10.96730	825
01/01/2012 to 12/31/2012	$10.96730	$11.55093	819
01/01/2013 to 12/31/2013	$11.55093	$11.11182	151
01/01/2014 to 12/31/2014	$11.11182	$11.63245	694
01/01/2015 to 12/31/2015	$11.63245	$11.50029	506
01/01/2016 to 12/31/2016	$11.50029	$11.80972	260
01/01/2017 to 12/31/2017	$11.80972	$12.26120	773
01/01/2018 to 12/31/2018	$12.26120	$11.70116	0
01/01/2019 to 12/31/2019	$11.70116	$12.83259	42
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, OR Highest Daily Lifetime Five Income Benefit, and Combination 5% roll-up and HAV Death Benefit (2.65%) OR Lifetime Five Income Benefit and Highest Daily Value Death Benefit (2.65%) OR HD GRO 60 bps and Combo DB (2.65%)
Combo DB (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.96902	$9.78297	6,858,600
01/01/2011 to 12/31/2011	$9.78297	$9.27735	6,210,983
01/01/2012 to 12/31/2012	$9.27735	$10.17322	5,961,392
01/01/2013 to 12/31/2013	$10.17322	$10.89914	5,686,203
01/01/2014 to 12/31/2014	$10.89914	$11.02310	5,422,070
01/01/2015 to 12/31/2015	$11.02310	$10.39274	4,973,446
01/01/2016 to 12/31/2016	$10.39274	$10.76661	4,635,472
01/01/2017 to 12/31/2017	$10.76661	$11.80946	4,141,365
01/01/2018 to 12/31/2018	$11.80946	$10.56693	3,733,474
01/01/2019 to 12/31/2019	$10.56693	$11.94679	3,530,729
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.34808	$10.35508	1,737,945
01/01/2011 to 12/31/2011	$10.35508	$10.09954	1,612,906
01/01/2012 to 12/31/2012	$10.09954	$11.18121	1,625,897
01/01/2013 to 12/31/2013	$11.18121	$12.69599	1,647,791
01/01/2014 to 12/31/2014	$12.69599	$13.12358	1,563,837
01/01/2015 to 12/31/2015	$13.12358	$12.88738	1,381,469
01/01/2016 to 12/31/2016	$12.88738	$13.44768	1,268,128
01/01/2017 to 12/31/2017	$13.44768	$15.31900	1,160,919
01/01/2018 to 12/31/2018	$15.31900	$14.04296	1,054,995
01/01/2019 to 12/31/2019	$14.04296	$16.67098	1,021,155
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.77459	$9.56692	52,460
01/01/2011 to 12/31/2011	$9.56692	$9.15103	63,095
01/01/2012 to 12/31/2012	$9.15103	$9.83094	56,685
01/01/2013 to 12/31/2013	$9.83094	$10.76855	76,925
01/01/2014 to 12/31/2014	$10.76855	$11.02964	81,535
01/01/2015 to 12/31/2015	$11.02964	$10.72707	93,562
01/01/2016 to 12/31/2016	$10.72707	$10.95400	88,067
01/01/2017 to 12/31/2017	$10.95400	$12.40431	66,445
01/01/2018 to 12/31/2018	$12.40431	$11.12744	73,187
01/01/2019 to 12/31/2019	$11.12744	$12.79667	94,446
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.56196	0
01/01/2014 to 12/31/2014	$11.56196	$12.74684	0
01/01/2015 to 12/31/2015	$12.74684	$12.63216	0
01/01/2016 to 12/31/2016	$12.63216	$13.62402	0
01/01/2017 to 12/31/2017	$13.62402	$16.21130	0
01/01/2018 to 12/31/2018	$16.21130	$14.50589	0
01/01/2019 to 12/31/2019	$14.50589	$17.32218	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.25114	$10.12207	2,355,566
01/01/2011 to 12/31/2011	$10.12207	$9.74128	2,185,346
01/01/2012 to 12/31/2012	$9.74128	$10.67326	2,089,358
01/01/2013 to 12/31/2013	$10.67326	$12.23265	2,128,280
01/01/2014 to 12/31/2014	$12.23265	$12.69397	2,002,840
01/01/2015 to 12/31/2015	$12.69397	$12.42498	1,907,681
01/01/2016 to 12/31/2016	$12.42498	$12.86741	1,808,888
01/01/2017 to 12/31/2017	$12.86741	$14.40479	1,641,068
01/01/2018 to 12/31/2018	$14.40479	$13.33852	1,457,075
01/01/2019 to 12/31/2019	$13.33852	$15.51732	1,330,135
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99785	$9.10848	58,822
01/01/2012 to 12/31/2012	$9.10848	$9.92842	83,056
01/01/2013 to 12/31/2013	$9.92842	$10.72183	87,115
01/01/2014 to 12/31/2014	$10.72183	$10.95626	87,745
01/01/2015 to 12/31/2015	$10.95626	$10.35308	61,724
01/01/2016 to 12/31/2016	$10.35308	$10.78853	60,565
01/01/2017 to 12/31/2017	$10.78853	$11.83637	59,886
01/01/2018 to 12/31/2018	$11.83637	$10.92049	42,510
01/01/2019 to 12/31/2019	$10.92049	$12.51324	36,930
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.12066	$11.25600	0
01/01/2011 to 12/31/2011	$11.25600	$11.21246	0
01/01/2012 to 12/31/2012	$11.21246	$11.43518	0
01/01/2013 to 12/31/2013	$11.43518	$10.89770	0
01/01/2014 to 12/31/2014	$10.89770	$10.60595	0
01/01/2015 to 12/31/2015	$10.60595	$10.38223	0
01/01/2016 to 12/31/2016	$10.38223	$10.28051	0
01/01/2017 to 12/31/2017	$10.28051	$10.18638	0
01/01/2018 to 12/31/2018	$10.18638	$9.99579	0
01/01/2019 to 12/31/2019	$9.99579	$10.18774	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.67439	$12.25079	0
01/01/2011 to 12/31/2011	$12.25079	$12.31439	0
01/01/2012 to 12/31/2012	$12.31439	$13.11417	0
01/01/2013 to 12/31/2013	$13.11417	$12.54085	421
01/01/2014 to 12/31/2014	$12.54085	$12.73400	293
01/01/2015 to 12/31/2015	$12.73400	$12.14376	123
01/01/2016 to 12/31/2016	$12.14376	$12.33114	45
01/01/2017 to 12/31/2017	$12.33114	$12.53768	85
01/01/2018 to 12/31/2018	$12.53768	$12.13151	47
01/01/2019 to 12/31/2019	$12.13151	$12.90864	213
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.54205	$10.35185	0
01/01/2011 to 12/31/2011	$10.35185	$11.69598	0
01/01/2012 to 12/31/2012	$11.69598	$12.06112	0
01/01/2013 to 12/31/2013	$12.06112	$11.18201	0
01/01/2014 to 12/31/2014	$11.18201	$11.35782	0
01/01/2015 to 12/31/2015	$11.35782	$11.18304	0
01/01/2016 to 12/31/2016	$11.18304	$11.05256	0
01/01/2017 to 12/31/2017	$11.05256	$10.84983	0
01/01/2018 to 12/31/2018	$10.84983	$10.62812	0
01/01/2019 to 12/31/2019	$10.62812	$10.49879	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.21816	$10.04391	0
01/01/2011 to 12/31/2011	$10.04391	$11.61261	0
01/01/2012 to 12/31/2012	$11.61261	$12.02718	0
01/01/2013 to 12/31/2013	$12.02718	$10.95322	0
01/01/2014 to 12/31/2014	$10.95322	$11.32767	0
01/01/2015 to 12/31/2015	$11.32767	$11.20363	0
01/01/2016 to 12/31/2016	$11.20363	$11.12849	0
01/01/2017 to 12/31/2017	$11.12849	$10.93779	0
01/01/2018 to 12/31/2018	$10.93779	$10.68489	0
01/01/2019 to 12/31/2019	$10.68489	$10.77337	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99713	$10.92078	0
01/01/2011 to 12/31/2011	$10.92078	$12.79918	6,240
01/01/2012 to 12/31/2012	$12.79918	$13.31535	5,629
01/01/2013 to 12/31/2013	$13.31535	$12.06339	0
01/01/2014 to 12/31/2014	$12.06339	$12.65461	0
01/01/2015 to 12/31/2015	$12.65461	$12.54774	0
01/01/2016 to 12/31/2016	$12.54774	$12.47317	0
01/01/2017 to 12/31/2017	$12.47317	$12.34399	0
01/01/2018 to 12/31/2018	$12.34399	$12.03171	0
01/01/2019 to 12/31/2019	$12.03171	$12.31507	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99785	$11.92520	0
01/01/2012 to 12/31/2012	$11.92520	$12.29605	0
01/01/2013 to 12/31/2013	$12.29605	$10.81118	0
01/01/2014 to 12/31/2014	$10.81118	$11.62414	0
01/01/2015 to 12/31/2015	$11.62414	$11.56136	0
01/01/2016 to 12/31/2016	$11.56136	$11.46924	0
01/01/2017 to 12/31/2017	$11.46924	$11.34929	0
01/01/2018 to 12/31/2018	$11.34929	$11.03839	0
01/01/2019 to 12/31/2019	$11.03839	$11.38686	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99714	$10.31600	0
01/01/2013 to 12/31/2013	$10.31600	$9.02469	14,017
01/01/2014 to 12/31/2014	$9.02469	$9.90108	7,818
01/01/2015 to 12/31/2015	$9.90108	$9.90661	0
01/01/2016 to 12/31/2016	$9.90661	$9.83586	0
01/01/2017 to 12/31/2017	$9.83586	$9.74503	0
01/01/2018 to 12/31/2018	$9.74503	$9.46710	0
01/01/2019 to 12/31/2019	$9.46710	$9.82305	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99857	$8.67978	0
01/01/2014 to 12/31/2014	$8.67978	$9.68957	0
01/01/2015 to 12/31/2015	$9.68957	$9.70750	0
01/01/2016 to 12/31/2016	$9.70750	$9.63776	0
01/01/2017 to 12/31/2017	$9.63776	$9.54753	0
01/01/2018 to 12/31/2018	$9.54753	$9.23993	0
01/01/2019 to 12/31/2019	$9.23993	$9.71756	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99857	$11.21298	1,837
01/01/2015 to 12/31/2015	$11.21298	$11.14172	13,456
01/01/2016 to 12/31/2016	$11.14172	$11.12300	0
01/01/2017 to 12/31/2017	$11.12300	$11.03475	0
01/01/2018 to 12/31/2018	$11.03475	$10.66933	0
01/01/2019 to 12/31/2019	$10.66933	$11.30002	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99857	$9.85876	0
01/01/2016 to 12/31/2016	$9.85876	$9.80424	0
01/01/2017 to 12/31/2017	$9.80424	$9.78300	0
01/01/2018 to 12/31/2018	$9.78300	$9.43005	0
01/01/2019 to 12/31/2019	$9.43005	$10.10798	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99714	$9.80104	19,008
01/01/2017 to 12/31/2017	$9.80104	$9.80500	16,018
01/01/2018 to 12/31/2018	$9.80500	$9.43024	19,568
01/01/2019 to 12/31/2019	$9.43024	$10.16860	11,400
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99713	$9.95683	0
01/01/2018 to 12/31/2018	$9.95683	$9.49907	0
01/01/2019 to 12/31/2019	$9.49907	$10.32633	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99713	$9.58450	0
01/01/2019 to 12/31/2019	$9.58450	$10.48526	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99857	$11.14475	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.71609	$9.62683	10,215,665
01/01/2011 to 12/31/2011	$9.62683	$9.15110	9,161,428
01/01/2012 to 12/31/2012	$9.15110	$10.13777	8,781,480
01/01/2013 to 12/31/2013	$10.13777	$12.11600	8,497,056
01/01/2014 to 12/31/2014	$12.11600	$12.62887	8,074,737
01/01/2015 to 12/31/2015	$12.62887	$12.36842	7,439,481
01/01/2016 to 12/31/2016	$12.36842	$12.87366	7,041,907
01/01/2017 to 12/31/2017	$12.87366	$14.78599	6,506,850
01/01/2018 to 12/31/2018	$14.78599	$13.50659	5,921,610
01/01/2019 to 12/31/2019	$13.50659	$16.08524	5,495,473
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99785	$11.56863	0
01/01/2014 to 12/31/2014	$11.56863	$12.80378	0
01/01/2015 to 12/31/2015	$12.80378	$12.02773	0
01/01/2016 to 12/31/2016	$12.02773	$13.46325	0
01/01/2017 to 12/31/2017	$13.46325	$15.53059	0
01/01/2018 to 12/31/2018	$15.53059	$14.40648	0
01/01/2019 to 12/31/2019	$14.40648	$18.38968	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.01101	$9.38077	0
01/01/2011 to 12/31/2011	$9.38077	$8.67835	0
01/01/2012 to 12/31/2012	$8.67835	$10.72005	0
01/01/2013 to 12/31/2013	$10.72005	$10.89728	0
01/01/2014 to 12/31/2014	$10.89728	$12.09411	0
01/01/2015 to 12/31/2015	$12.09411	$11.77124	0
01/01/2016 to 12/31/2016	$11.77124	$11.57074	0
01/01/2017 to 12/31/2017	$11.57074	$12.50001	0
01/01/2018 to 12/31/2018	$12.50001	$11.60207	0
01/01/2019 to 12/31/2019	$11.60207	$14.14249	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$7.63580	$9.57317	0
01/01/2011 to 12/31/2011	$9.57317	$9.94110	0
01/01/2012 to 12/31/2012	$9.94110	$11.17037	0
01/01/2013 to 12/31/2013	$11.17037	$11.22290	680
01/01/2014 to 12/31/2014	$11.22290	$14.31323	406
01/01/2015 to 12/31/2015	$14.31323	$14.61918	155
01/01/2016 to 12/31/2016	$14.61918	$14.92854	58
01/01/2017 to 12/31/2017	$14.92854	$15.45250	107
01/01/2018 to 12/31/2018	$15.45250	$14.33559	57
01/01/2019 to 12/31/2019	$14.33559	$18.32508	222
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.51674	$9.48868	2,128,691
01/01/2011 to 12/31/2011	$9.48868	$9.10499	1,984,644
01/01/2012 to 12/31/2012	$9.10499	$9.81278	1,882,254
01/01/2013 to 12/31/2013	$9.81278	$10.97054	1,722,773
01/01/2014 to 12/31/2014	$10.97054	$11.02409	1,617,437
01/01/2015 to 12/31/2015	$11.02409	$10.84576	1,522,904
01/01/2016 to 12/31/2016	$10.84576	$11.01581	1,430,591
01/01/2017 to 12/31/2017	$11.01581	$12.49999	1,296,001
01/01/2018 to 12/31/2018	$12.49999	$11.23248	1,186,138
01/01/2019 to 12/31/2019	$11.23248	$13.13097	1,073,804
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.09584	$9.88878	72,924
01/01/2011 to 12/31/2011	$9.88878	$9.58504	70,211
01/01/2012 to 12/31/2012	$9.58504	$10.28303	72,187
01/01/2013 to 12/31/2013	$10.28303	$11.00134	80,042
01/01/2014 to 12/31/2014	$11.00134	$11.15050	82,594
01/01/2015 to 12/31/2015	$11.15050	$10.76381	111,345
01/01/2016 to 12/31/2016	$10.76381	$11.03775	111,516
01/01/2017 to 12/31/2017	$11.03775	$12.07442	131,773
01/01/2018 to 12/31/2018	$12.07442	$10.93086	123,522
01/01/2019 to 12/31/2019	$10.93086	$12.35479	114,592
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.39944	$11.60796	0
01/01/2011 to 12/31/2011	$11.60796	$11.45600	0
01/01/2012 to 12/31/2012	$11.45600	$12.91076	0
01/01/2013 to 12/31/2013	$12.91076	$17.45932	324
01/01/2014 to 12/31/2014	$17.45932	$18.23290	207
01/01/2015 to 12/31/2015	$18.23290	$16.78611	87
01/01/2016 to 12/31/2016	$16.78611	$20.32977	30
01/01/2017 to 12/31/2017	$20.32977	$22.22033	49
01/01/2018 to 12/31/2018	$22.22033	$18.59926	27
01/01/2019 to 12/31/2019	$18.59926	$22.22060	131
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.10915	$9.85065	0
01/01/2011 to 12/31/2011	$9.85065	$9.59887	0
01/01/2012 to 12/31/2012	$9.59887	$9.35130	0
01/01/2013 to 12/31/2013	$9.35130	$9.10981	0
01/01/2014 to 12/31/2014	$9.10981	$8.87455	0
01/01/2015 to 12/31/2015	$8.87455	$8.64553	0
01/01/2016 to 12/31/2016	$8.64553	$8.42290	0
01/01/2017 to 12/31/2017	$8.42290	$8.23399	0
01/01/2018 to 12/31/2018	$8.23399	$8.12455	0
01/01/2019 to 12/31/2019	$8.12455	$8.04867	1

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.03959	$11.10076	0
01/01/2011 to 12/31/2011	$11.10076	$11.15781	0
01/01/2012 to 12/31/2012	$11.15781	$12.37733	0
01/01/2013 to 12/31/2013	$12.37733	$12.92363	416
01/01/2014 to 12/31/2014	$12.92363	$12.91200	283
01/01/2015 to 12/31/2015	$12.91200	$12.13034	120
01/01/2016 to 12/31/2016	$12.13034	$13.63745	42
01/01/2017 to 12/31/2017	$13.63745	$14.27900	75
01/01/2018 to 12/31/2018	$14.27900	$13.63198	40
01/01/2019 to 12/31/2019	$13.63198	$15.31181	184
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$6.85830	$7.56054	0
01/01/2011 to 12/31/2011	$7.56054	$7.05750	0
01/01/2012 to 12/31/2012	$7.05750	$8.03602	0
01/01/2013 to 12/31/2013	$8.03602	$10.94924	0
01/01/2014 to 12/31/2014	$10.94924	$12.13284	0
01/01/2015 to 12/31/2015	$12.13284	$10.89331	0
01/01/2016 to 12/31/2016	$10.89331	$12.72328	0
01/01/2017 to 12/31/2017	$12.72328	$14.77485	0
01/01/2018 to 12/31/2018	$14.77485	$12.35448	0
01/01/2019 to 12/31/2019	$12.35448	$15.58896	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.80899	$8.71044	0
01/01/2011 to 12/31/2011	$8.71044	$7.38912	0
01/01/2012 to 12/31/2012	$7.38912	$8.66405	0
01/01/2013 to 12/31/2013	$8.66405	$10.04886	0
01/01/2014 to 12/31/2014	$10.04886	$9.24855	0
01/01/2015 to 12/31/2015	$9.24855	$9.29342	0
01/01/2016 to 12/31/2016	$9.29342	$8.71204	0
01/01/2017 to 12/31/2017	$8.71204	$11.49471	0
01/01/2018 to 12/31/2018	$11.49471	$9.70362	0
01/01/2019 to 12/31/2019	$9.70362	$12.48869	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.59445	$9.30062	0
01/01/2011 to 12/31/2011	$9.30062	$7.92373	0
01/01/2012 to 12/31/2012	$7.92373	$9.00622	0
01/01/2013 to 12/31/2013	$9.00622	$10.48172	0
01/01/2014 to 12/31/2014	$10.48172	$9.52651	0
01/01/2015 to 12/31/2015	$9.52651	$9.35635	0
01/01/2016 to 12/31/2016	$9.35635	$9.16820	0
01/01/2017 to 12/31/2017	$9.16820	$10.96981	0
01/01/2018 to 12/31/2018	$10.96981	$8.96071	0
01/01/2019 to 12/31/2019	$8.96071	$10.47721	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.75409	$9.70638	146,047
01/01/2011 to 12/31/2011	$9.70638	$9.40219	145,451
01/01/2012 to 12/31/2012	$9.40219	$10.40314	163,212
01/01/2013 to 12/31/2013	$10.40314	$11.78475	177,251
01/01/2014 to 12/31/2014	$11.78475	$12.21119	173,152
01/01/2015 to 12/31/2015	$12.21119	$11.77129	168,966
01/01/2016 to 12/31/2016	$11.77129	$12.06647	172,426
01/01/2017 to 12/31/2017	$12.06647	$13.74909	137,222
01/01/2018 to 12/31/2018	$13.74909	$12.40480	126,693
01/01/2019 to 12/31/2019	$12.40480	$14.43263	126,608

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.47356	$8.84687	0
01/01/2011 to 12/31/2011	$8.84687	$7.82993	0
01/01/2012 to 12/31/2012	$7.82993	$9.29860	0
01/01/2013 to 12/31/2013	$9.29860	$10.45010	0
01/01/2014 to 12/31/2014	$10.45010	$9.53217	0
01/01/2015 to 12/31/2015	$9.53217	$9.02651	0
01/01/2016 to 12/31/2016	$9.02651	$8.96381	0
01/01/2017 to 12/31/2017	$8.96381	$11.32080	0
01/01/2018 to 12/31/2018	$11.32080	$9.10047	0
01/01/2019 to 12/31/2019	$9.10047	$11.27905	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.92075	$10.37210	622,237
01/01/2011 to 12/31/2011	$10.37210	$10.12832	604,794
01/01/2012 to 12/31/2012	$10.12832	$10.92398	597,366
01/01/2013 to 12/31/2013	$10.92398	$11.81605	629,056
01/01/2014 to 12/31/2014	$11.81605	$12.13818	592,205
01/01/2015 to 12/31/2015	$12.13818	$11.80324	486,954
01/01/2016 to 12/31/2016	$11.80324	$11.94055	437,561
01/01/2017 to 12/31/2017	$11.94055	$13.04556	393,877
01/01/2018 to 12/31/2018	$13.04556	$12.05550	342,127
01/01/2019 to 12/31/2019	$12.05550	$13.46000	318,751
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27775	$11.14556	0
01/01/2011 to 12/31/2011	$11.14556	$10.93023	0
01/01/2012 to 12/31/2012	$10.93023	$12.26459	0
01/01/2013 to 12/31/2013	$12.26459	$16.30832	524
01/01/2014 to 12/31/2014	$16.30832	$17.39728	322
01/01/2015 to 12/31/2015	$17.39728	$18.75039	119
01/01/2016 to 12/31/2016	$18.75039	$17.99989	47
01/01/2017 to 12/31/2017	$17.99989	$23.82000	69
01/01/2018 to 12/31/2018	$23.82000	$22.82771	34
01/01/2019 to 12/31/2019	$22.82771	$29.48867	152
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.88834	$9.20269	0
01/01/2011 to 12/31/2011	$9.20269	$8.88354	0
01/01/2012 to 12/31/2012	$8.88354	$9.71536	0
01/01/2013 to 12/31/2013	$9.71536	$12.92977	0
01/01/2014 to 12/31/2014	$12.92977	$13.92987	0
01/01/2015 to 12/31/2015	$13.92987	$14.93700	0
01/01/2016 to 12/31/2016	$14.93700	$15.36379	0
01/01/2017 to 12/31/2017	$15.36379	$19.90628	0
01/01/2018 to 12/31/2018	$19.90628	$18.86828	0
01/01/2019 to 12/31/2019	$18.86828	$24.19532	0
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.68742	$10.57442	0
01/01/2011 to 12/31/2011	$10.57442	$9.97901	0
01/01/2012 to 12/31/2012	$9.97901	$11.96447	0
01/01/2013 to 12/31/2013	$11.96447	$14.87663	0
01/01/2014 to 12/31/2014	$14.87663	$15.01860	0
01/01/2015 to 12/31/2015	$15.01860	$14.41638	0
01/01/2016 to 12/31/2016	$14.41638	$15.04397	0
01/01/2017 to 12/31/2017	$15.04397	$18.15095	0
01/01/2018 to 12/31/2018	$18.15095	$15.99068	0
01/01/2019 to 12/31/2019	$15.99068	$20.24452	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99786	$10.25735	220
01/01/2013 to 12/31/2013	$10.25735	$11.88270	8,947
01/01/2014 to 12/31/2014	$11.88270	$12.17079	10,746
01/01/2015 to 12/31/2015	$12.17079	$11.70935	11,202
01/01/2016 to 12/31/2016	$11.70935	$11.90075	13,815
01/01/2017 to 12/31/2017	$11.90075	$13.50653	44,108
01/01/2018 to 12/31/2018	$13.50653	$12.06709	44,753
01/01/2019 to 12/31/2019	$12.06709	$14.43147	18,499
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.69355	$9.55192	0
01/01/2011 to 12/31/2011	$9.55192	$9.25036	0
01/01/2012 to 12/31/2012	$9.25036	$10.55071	0
01/01/2013 to 12/31/2013	$10.55071	$14.05135	0
01/01/2014 to 12/31/2014	$14.05135	$14.88080	0
01/01/2015 to 12/31/2015	$14.88080	$15.54458	0
01/01/2016 to 12/31/2016	$15.54458	$15.43361	0
01/01/2017 to 12/31/2017	$15.43361	$19.65365	460
01/01/2018 to 12/31/2018	$19.65365	$19.55499	0
01/01/2019 to 12/31/2019	$19.55499	$26.24718	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99786	$10.16082	0
01/01/2013 to 12/31/2013	$10.16082	$13.31402	0
01/01/2014 to 12/31/2014	$13.31402	$14.29549	0
01/01/2015 to 12/31/2015	$14.29549	$13.82564	0
01/01/2016 to 12/31/2016	$13.82564	$15.28057	0
01/01/2017 to 12/31/2017	$15.28057	$17.46854	0
01/01/2018 to 12/31/2018	$17.46854	$15.28783	0
01/01/2019 to 12/31/2019	$15.28783	$19.26391	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.06189	$11.74566	0
01/01/2011 to 12/31/2011	$11.74566	$11.10213	0
01/01/2012 to 12/31/2012	$11.10213	$12.93636	0
01/01/2013 to 12/31/2013	$12.93636	$16.65936	0
01/01/2014 to 12/31/2014	$16.65936	$18.10010	0
01/01/2015 to 12/31/2015	$18.10010	$16.63010	0
01/01/2016 to 12/31/2016	$16.63010	$16.46824	0
01/01/2017 to 12/31/2017	$16.46824	$20.39083	442
01/01/2018 to 12/31/2018	$20.39083	$18.99758	0
01/01/2019 to 12/31/2019	$18.99758	$24.08800	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.81971	$9.40326	0
01/01/2011 to 12/31/2011	$9.40326	$8.93322	0
01/01/2012 to 12/31/2012	$8.93322	$10.19275	0
01/01/2013 to 12/31/2013	$10.19275	$14.10101	0
01/01/2014 to 12/31/2014	$14.10101	$15.69450	0
01/01/2015 to 12/31/2015	$15.69450	$14.42741	0
01/01/2016 to 12/31/2016	$14.42741	$16.61822	271
01/01/2017 to 12/31/2017	$16.61822	$18.42283	484
01/01/2018 to 12/31/2018	$18.42283	$14.99370	0
01/01/2019 to 12/31/2019	$14.99370	$17.67622	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.00268	$10.72358	0
01/01/2011 to 12/31/2011	$10.72358	$8.32919	0
01/01/2012 to 12/31/2012	$8.32919	$9.56861	0
01/01/2013 to 12/31/2013	$9.56861	$9.34233	281
01/01/2014 to 12/31/2014	$9.34233	$8.67486	197
01/01/2015 to 12/31/2015	$8.67486	$7.03715	101
01/01/2016 to 12/31/2016	$7.03715	$7.70339	624
01/01/2017 to 12/31/2017	$7.70339	$9.48471	1,029
01/01/2018 to 12/31/2018	$9.48471	$7.94074	35
01/01/2019 to 12/31/2019	$7.94074	$8.76828	165
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.05357	$10.82948	2,050,341
01/01/2011 to 12/31/2011	$10.82948	$10.65550	1,911,588
01/01/2012 to 12/31/2012	$10.65550	$11.45674	2,128,095
01/01/2013 to 12/31/2013	$11.45674	$12.18906	1,927,678
01/01/2014 to 12/31/2014	$12.18906	$12.56022	1,833,252
01/01/2015 to 12/31/2015	$12.56022	$12.25351	1,684,164
01/01/2016 to 12/31/2016	$12.25351	$12.59744	1,500,607
01/01/2017 to 12/31/2017	$12.59744	$13.51634	1,368,080
01/01/2018 to 12/31/2018	$13.51634	$12.79160	1,240,368
01/01/2019 to 12/31/2019	$12.79160	$14.29815	1,199,621
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01777	$10.05412	0
01/01/2012 to 12/31/2012	$10.05412	$10.49048	0
01/01/2013 to 12/31/2013	$10.49048	$9.98316	0
01/01/2014 to 12/31/2014	$9.98316	$10.31486	0
01/01/2015 to 12/31/2015	$10.31486	$10.02155	0
01/01/2016 to 12/31/2016	$10.02155	$10.17437	0
01/01/2017 to 12/31/2017	$10.17437	$10.47445	0
01/01/2018 to 12/31/2018	$10.47445	$10.11956	0
01/01/2019 to 12/31/2019	$10.11956	$10.81989	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.87730	$9.13353	2,223,179
01/01/2011 to 12/31/2011	$9.13353	$8.34511	2,097,657
01/01/2012 to 12/31/2012	$8.34511	$9.17966	1,995,792
01/01/2013 to 12/31/2013	$9.17966	$10.46525	1,944,069
01/01/2014 to 12/31/2014	$10.46525	$11.13285	1,853,608
01/01/2015 to 12/31/2015	$11.13285	$10.77894	1,900,962
01/01/2016 to 12/31/2016	$10.77894	$11.56133	1,839,621
01/01/2017 to 12/31/2017	$11.56133	$13.07674	1,920,211
01/01/2018 to 12/31/2018	$13.07674	$11.76973	1,744,727
01/01/2019 to 12/31/2019	$11.76973	$13.66488	1,637,107
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.60136	0
01/01/2014 to 12/31/2014	$11.60136	$13.02441	0
01/01/2015 to 12/31/2015	$13.02441	$12.88394	0
01/01/2016 to 12/31/2016	$12.88394	$13.91475	0
01/01/2017 to 12/31/2017	$13.91475	$16.45923	0
01/01/2018 to 12/31/2018	$16.45923	$14.88534	0
01/01/2019 to 12/31/2019	$14.88534	$18.15367	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.51185	$8.41927	0
01/01/2011 to 12/31/2011	$8.41927	$8.48580	0
01/01/2012 to 12/31/2012	$8.48580	$9.82084	0
01/01/2013 to 12/31/2013	$9.82084	$12.67001	0
01/01/2014 to 12/31/2014	$12.67001	$14.46757	0
01/01/2015 to 12/31/2015	$14.46757	$14.52802	0
01/01/2016 to 12/31/2016	$14.52802	$16.25526	0
01/01/2017 to 12/31/2017	$16.25526	$19.36074	463
01/01/2018 to 12/31/2018	$19.36074	$17.30854	0
01/01/2019 to 12/31/2019	$17.30854	$20.98699	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99785	$8.84314	0
01/01/2012 to 12/31/2012	$8.84314	$9.74792	0
01/01/2013 to 12/31/2013	$9.74792	$11.62323	0
01/01/2014 to 12/31/2014	$11.62323	$12.05915	1,164
01/01/2015 to 12/31/2015	$12.05915	$11.76545	4,792
01/01/2016 to 12/31/2016	$11.76545	$12.18698	6,017
01/01/2017 to 12/31/2017	$12.18698	$14.03307	15,537
01/01/2018 to 12/31/2018	$14.03307	$12.77648	16,088
01/01/2019 to 12/31/2019	$12.77648	$15.08597	21,926
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.53768	$9.73319	0
01/01/2011 to 12/31/2011	$9.73319	$8.23885	0
01/01/2012 to 12/31/2012	$8.23885	$9.63688	0
01/01/2013 to 12/31/2013	$9.63688	$13.21971	224
01/01/2014 to 12/31/2014	$13.21971	$13.51465	142
01/01/2015 to 12/31/2015	$13.51465	$13.34146	55
01/01/2016 to 12/31/2016	$13.34146	$13.99847	21
01/01/2017 to 12/31/2017	$13.99847	$17.41448	31
01/01/2018 to 12/31/2018	$17.41448	$15.12287	16
01/01/2019 to 12/31/2019	$15.12287	$20.10734	75
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.49211	$11.28585	0
01/01/2011 to 12/31/2011	$11.28585	$10.88725	0
01/01/2012 to 12/31/2012	$10.88725	$11.89700	0
01/01/2013 to 12/31/2013	$11.89700	$15.66657	0
01/01/2014 to 12/31/2014	$15.66657	$15.84492	0
01/01/2015 to 12/31/2015	$15.84492	$15.55703	0
01/01/2016 to 12/31/2016	$15.55703	$16.98668	263
01/01/2017 to 12/31/2017	$16.98668	$20.50730	0
01/01/2018 to 12/31/2018	$20.50730	$18.29597	0
01/01/2019 to 12/31/2019	$18.29597	$23.19223	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.09678	$9.93828	0
01/01/2011 to 12/31/2011	$9.93828	$9.10333	0
01/01/2012 to 12/31/2012	$9.10333	$10.47853	0
01/01/2013 to 12/31/2013	$10.47853	$14.02610	0
01/01/2014 to 12/31/2014	$14.02610	$14.38383	0
01/01/2015 to 12/31/2015	$14.38383	$13.40845	0
01/01/2016 to 12/31/2016	$13.40845	$16.87817	270
01/01/2017 to 12/31/2017	$16.87817	$17.65159	0
01/01/2018 to 12/31/2018	$17.65159	$14.25737	0
01/01/2019 to 12/31/2019	$14.25737	$16.94203	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.54357	$10.36977	964,801
01/01/2011 to 12/31/2011	$10.36977	$10.30287	928,642
01/01/2012 to 12/31/2012	$10.30287	$11.39102	976,707
01/01/2013 to 12/31/2013	$11.39102	$12.96501	1,128,196
01/01/2014 to 12/31/2014	$12.96501	$13.37293	1,065,121
01/01/2015 to 12/31/2015	$13.37293	$13.03314	1,129,807
01/01/2016 to 12/31/2016	$13.03314	$13.65546	1,085,077
01/01/2017 to 12/31/2017	$13.65546	$15.35362	918,257
01/01/2018 to 12/31/2018	$15.35362	$14.15826	822,474
01/01/2019 to 12/31/2019	$14.15826	$16.66779	780,354
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.48494	$10.70110	0
01/01/2011 to 12/31/2011	$10.70110	$10.24854	0
01/01/2012 to 12/31/2012	$10.24854	$11.73898	0
01/01/2013 to 12/31/2013	$11.73898	$16.47100	0
01/01/2014 to 12/31/2014	$16.47100	$17.38484	0
01/01/2015 to 12/31/2015	$17.38484	$18.55910	0
01/01/2016 to 12/31/2016	$18.55910	$18.56891	0
01/01/2017 to 12/31/2017	$18.56891	$24.94497	0
01/01/2018 to 12/31/2018	$24.94497	$25.23684	0
01/01/2019 to 12/31/2019	$25.23684	$31.52580	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.59232	$8.31666	0
01/01/2011 to 12/31/2011	$8.31666	$8.06236	0
01/01/2012 to 12/31/2012	$8.06236	$8.90649	0
01/01/2013 to 12/31/2013	$8.90649	$11.68121	0
01/01/2014 to 12/31/2014	$11.68121	$11.55690	0
01/01/2015 to 12/31/2015	$11.55690	$10.57585	0
01/01/2016 to 12/31/2016	$10.57585	$10.93480	0
01/01/2017 to 12/31/2017	$10.93480	$12.41663	0
01/01/2018 to 12/31/2018	$12.41663	$10.91984	0
01/01/2019 to 12/31/2019	$10.91984	$13.40066	218
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$9.47441	$11.11788	0
01/01/2011 to 12/31/2011	$11.11788	$9.21533	0
01/01/2012 to 12/31/2012	$9.21533	$9.30174	0
01/01/2013 to 12/31/2013	$9.30174	$10.45535	0
01/01/2014 to 12/31/2014	$10.45535	$9.33362	0
01/01/2015 to 12/31/2015	$9.33362	$7.34188	0
01/01/2016 to 12/31/2016	$7.34188	$8.91353	0
01/01/2017 to 12/31/2017	$8.91353	$9.57902	0
01/01/2018 to 12/31/2018	$9.57902	$7.77649	0
01/01/2019 to 12/31/2019	$7.77649	$8.85344	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.34510	$11.68700	0
01/01/2011 to 12/31/2011	$11.68700	$11.85538	0
01/01/2012 to 12/31/2012	$11.85538	$12.15220	0
01/01/2013 to 12/31/2013	$12.15220	$11.39409	0
01/01/2014 to 12/31/2014	$11.39409	$11.16164	0
01/01/2015 to 12/31/2015	$11.16164	$10.37126	0
01/01/2016 to 12/31/2016	$10.37126	$10.54443	0
01/01/2017 to 12/31/2017	$10.54443	$10.48255	0
01/01/2018 to 12/31/2018	$10.48255	$10.41457	0
01/01/2019 to 12/31/2019	$10.41457	$10.30841	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.43848	$10.16154	0
01/01/2011 to 12/31/2011	$10.16154	$9.55795	0
01/01/2012 to 12/31/2012	$9.55795	$11.02487	0
01/01/2013 to 12/31/2013	$11.02487	$14.22184	392
01/01/2014 to 12/31/2014	$14.22184	$15.92860	243
01/01/2015 to 12/31/2015	$15.92860	$14.49182	99
01/01/2016 to 12/31/2016	$14.49182	$16.09458	36
01/01/2017 to 12/31/2017	$16.09458	$18.58586	59
01/01/2018 to 12/31/2018	$18.58586	$15.11148	33
01/01/2019 to 12/31/2019	$15.11148	$17.53981	162
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$7.93970	$8.86699	0
01/01/2011 to 12/31/2011	$8.86699	$8.33989	3,239
01/01/2012 to 12/31/2012	$8.33989	$9.01845	20,146
01/01/2013 to 12/31/2013	$9.01845	$10.58693	96,704
01/01/2014 to 12/31/2014	$10.58693	$10.88122	128,124
01/01/2015 to 12/31/2015	$10.88122	$10.53324	46,932
01/01/2016 to 12/31/2016	$10.53324	$10.93147	47,114
01/01/2017 to 12/31/2017	$10.93147	$12.09781	45,900
01/01/2018 to 12/31/2018	$12.09781	$11.19489	42,426
01/01/2019 to 12/31/2019	$11.19489	$13.14746	41,534
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.00948	$10.51144	0
01/01/2011 to 12/31/2011	$10.51144	$10.85741	0
01/01/2012 to 12/31/2012	$10.85741	$11.40720	0
01/01/2013 to 12/31/2013	$11.40720	$10.94684	482
01/01/2014 to 12/31/2014	$10.94684	$11.43181	327
01/01/2015 to 12/31/2015	$11.43181	$11.27435	133
01/01/2016 to 12/31/2016	$11.27435	$11.54968	439
01/01/2017 to 12/31/2017	$11.54968	$11.96206	90
01/01/2018 to 12/31/2018	$11.96206	$11.38770	50
01/01/2019 to 12/31/2019	$11.38770	$12.45829	222
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.06905	$10.05357	99,862
01/01/2011 to 12/31/2011	$10.05357	$9.68945	172,922
01/01/2012 to 12/31/2012	$9.68945	$10.79903	187,764
01/01/2013 to 12/31/2013	$10.79903	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.40896	$10.59254	0
01/01/2011 to 12/31/2011	$10.59254	$10.49952	36,272
01/01/2012 to 12/31/2012	$10.49952	$11.81435	79,091
01/01/2013 to 12/31/2013	$11.81435	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	5,942
01/01/2012 to 12/31/2012	$9.71160	$10.60403	50,477
01/01/2013 to 12/31/2013	$10.60403	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.35958	$10.40804	226,307
01/01/2011 to 12/31/2011	$10.40804	$10.17985	366,569
01/01/2012 to 12/31/2012	$10.17985	$11.33645	524,542
01/01/2013 to 12/31/2013	$11.33645	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.44430	$11.77276	96,945
01/01/2011 to 12/31/2011	$11.77276	$11.91843	101,716
01/01/2012 to 12/31/2012	$11.91843	$12.35443	57,567
01/01/2013 to 12/31/2013	$12.35443	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.79093	$12.57524	35,839
01/01/2011 to 12/31/2011	$12.57524	$12.84647	42,310
01/01/2012 to 12/31/2012	$12.84647	$13.90489	141,041
01/01/2013 to 12/31/2013	$13.90489	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$8.80257	$9.88109	85,112
01/01/2011 to 12/31/2011	$9.88109	$9.54594	115,629
01/01/2012 to 12/31/2012	$9.54594	$10.74833	85,759
01/01/2013 to 12/31/2013	$10.74833	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20276	$9.76197	137
01/01/2011 to 12/31/2011	$9.76197	$9.17833	541
01/01/2012 to 12/31/2012	$9.17833	$11.52315	1,910
01/01/2013 to 12/31/2013	$11.52315	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$6.56219	$8.36127	3,255
01/01/2011 to 12/31/2011	$8.36127	$8.82419	4,845
01/01/2012 to 12/31/2012	$8.82419	$10.07765	33,808
01/01/2013 to 12/31/2013	$10.07765	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.56682	$9.70021	34,782
01/01/2011 to 12/31/2011	$9.70021	$9.45972	70,843
01/01/2012 to 12/31/2012	$9.45972	$10.36217	125,844
01/01/2013 to 12/31/2013	$10.36217	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.34543	$10.32606	7,551
01/01/2011 to 12/31/2011	$10.32606	$10.17206	13,151
01/01/2012 to 12/31/2012	$10.17206	$11.09154	67,208
01/01/2013 to 12/31/2013	$11.09154	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.62383	$12.07909	1,114
01/01/2011 to 12/31/2011	$12.07909	$12.11532	1,906
01/01/2012 to 12/31/2012	$12.11532	$13.87726	4,328
01/01/2013 to 12/31/2013	$13.87726	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37528	$10.27485	23,603
01/01/2011 to 12/31/2011	$10.27485	$10.17598	28,226
01/01/2012 to 12/31/2012	$10.17598	$10.07626	137,020
01/01/2013 to 12/31/2013	$10.07626	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$9.86035	$11.08074	18,004
01/01/2011 to 12/31/2011	$11.08074	$11.31919	24,364
01/01/2012 to 12/31/2012	$11.31919	$12.76194	53,227
01/01/2013 to 12/31/2013	$12.76194	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$6.74404	$7.55590	197
01/01/2011 to 12/31/2011	$7.55590	$7.16817	1,094
01/01/2012 to 12/31/2012	$7.16817	$8.29561	14,852
01/01/2013 to 12/31/2013	$8.29561	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$7.95483	$9.01789	458
01/01/2011 to 12/31/2011	$9.01789	$7.77483	437
01/01/2012 to 12/31/2012	$7.77483	$9.26557	8,321
01/01/2013 to 12/31/2013	$9.26557	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.34615	$9.17929	607
01/01/2011 to 12/31/2011	$9.17929	$7.94794	1,773
01/01/2012 to 12/31/2012	$7.94794	$9.18156	3,131
01/01/2013 to 12/31/2013	$9.18156	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	1,208
01/01/2012 to 12/31/2012	$9.97825	$11.22134	27,647
01/01/2013 to 12/31/2013	$11.22134	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.57302	$9.09678	10,379
01/01/2011 to 12/31/2011	$9.09678	$8.18270	11,011
01/01/2012 to 12/31/2012	$8.18270	$9.87658	14,182
01/01/2013 to 12/31/2013	$9.87658	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.02568	$10.65289	41,076
01/01/2011 to 12/31/2011	$10.65289	$10.57215	44,156
01/01/2012 to 12/31/2012	$10.57215	$11.58947	68,595
01/01/2013 to 12/31/2013	$11.58947	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	518
01/01/2013 to 12/31/2013	$12.90295	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.22241	$9.74903	6,413
01/01/2011 to 12/31/2011	$9.74903	$9.56442	5,154
01/01/2012 to 12/31/2012	$9.56442	$10.63120	48,310
01/01/2013 to 12/31/2013	$10.63120	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$9.31966	$10.33903	12,339
01/01/2011 to 12/31/2011	$10.33903	$9.91614	18,473
01/01/2012 to 12/31/2012	$9.91614	$12.08368	28,565
01/01/2013 to 12/31/2013	$12.08368	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	16,117
01/01/2013 to 12/31/2013	$10.37057	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$8.99798	$10.04775	2,559
01/01/2011 to 12/31/2011	$10.04775	$9.88927	3,386
01/01/2012 to 12/31/2012	$9.88927	$11.46400	5,224
01/01/2013 to 12/31/2013	$11.46400	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.47635	$12.42903	782
01/01/2011 to 12/31/2011	$12.42903	$11.93976	1,490
01/01/2012 to 12/31/2012	$11.93976	$14.14015	10,307
01/01/2013 to 12/31/2013	$14.14015	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.16575	$9.97960	10,171
01/01/2011 to 12/31/2011	$9.97960	$9.63540	10,393
01/01/2012 to 12/31/2012	$9.63540	$11.17393	15,841
01/01/2013 to 12/31/2013	$11.17393	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.21761	$11.15868	125
01/01/2011 to 12/31/2011	$11.15868	$8.80869	2,616
01/01/2012 to 12/31/2012	$8.80869	$10.28504	3,295
01/01/2013 to 12/31/2013	$10.28504	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.19125	$11.15697	108,923
01/01/2011 to 12/31/2011	$11.15697	$11.15675	207,615
01/01/2012 to 12/31/2012	$11.15675	$12.19226	449,309
01/01/2013 to 12/31/2013	$12.19226	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.19394	$9.65573	34,201
01/01/2011 to 12/31/2011	$9.65573	$8.96603	49,820
01/01/2012 to 12/31/2012	$8.96603	$10.02421	61,112
01/01/2013 to 12/31/2013	$10.02421	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.59041	$8.64622	0
01/01/2011 to 12/31/2011	$8.64622	$8.85664	491
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,912
01/01/2013 to 12/31/2013	$10.41779	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	21,087
01/01/2013 to 12/31/2013	$10.01604	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$7.93932	$10.41905	2,949
01/01/2011 to 12/31/2011	$10.41905	$8.96343	2,264
01/01/2012 to 12/31/2012	$8.96343	$10.65604	9,161
01/01/2013 to 12/31/2013	$10.65604	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	819
01/01/2012 to 12/31/2012	$11.82778	$13.13644	5,376
01/01/2013 to 12/31/2013	$13.13644	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	680
01/01/2012 to 12/31/2012	$9.58913	$11.21832	7,416
01/01/2013 to 12/31/2013	$11.21832	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53361	$10.52807	33,991
01/01/2011 to 12/31/2011	$10.52807	$10.63067	60,944
01/01/2012 to 12/31/2012	$10.63067	$11.94592	170,982
01/01/2013 to 12/31/2013	$11.94592	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77555	$11.20897	3,920
01/01/2011 to 12/31/2011	$11.20897	$10.91000	4,699
01/01/2012 to 12/31/2012	$10.91000	$12.70117	19,767
01/01/2013 to 12/31/2013	$12.70117	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	4,250
01/01/2012 to 12/31/2012	$8.12903	$9.12709	14,114
01/01/2013 to 12/31/2013	$9.12709	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$10.20784	$12.17409	13,337
01/01/2011 to 12/31/2011	$12.17409	$10.25550	19,083
01/01/2012 to 12/31/2012	$10.25550	$10.52125	16,869
01/01/2013 to 12/31/2013	$10.52125	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.50569	$12.04612	11,386
01/01/2011 to 12/31/2011	$12.04612	$12.41886	12,041
01/01/2012 to 12/31/2012	$12.41886	$12.93840	11,281
01/01/2013 to 12/31/2013	$12.93840	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	972
01/01/2012 to 12/31/2012	$9.96483	$11.68256	7,983
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.02421	$9.10752	13,459
01/01/2011 to 12/31/2011	$9.10752	$8.70580	20,325
01/01/2012 to 12/31/2012	$8.70580	$9.56832	21,025
01/01/2013 to 12/31/2013	$9.56832	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35999	$11.05727	3,593
01/01/2011 to 12/31/2011	$11.05727	$11.60740	6,542
01/01/2012 to 12/31/2012	$11.60740	$12.39484	37,608
01/01/2013 to 12/31/2013	$12.39484	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a)    Financial Statements
(1)    Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(2)    Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2019 and 2018, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2019, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
The Statement of Additional Information (SAI) includes Consolidated Financial Statements for Pruco Life Insurance Company ("the Company") for the period ended December 31, 2019. While not included in the SAI, the Company makes periodic reports under form 10-Q. As disclosed in Note 11, “REVISION TO PRIOR YEAR INFORMATION”, to the Consolidated Financial Statements in its Quarterly Report on Form 10-Q for the period ended June 30, 2020 and September 30, 2020, the Company has revised certain prior period amounts in the Consolidated Statements of Cash Flows to correct an immaterial error identified in the presentation of certain cash flow activity related to policyholders’ account balances. Similarly, the Company will revise the prior periods presented within the Annual Report on Form 10-K for the year ended December 31, 2020. The impact to the previously issued consolidated financial statements was not considered material. However, to improve comparability with future periods, the Company decided to revise the affected periods of the Consolidated Statements of Cash Flows within the second and third quarter 10-Q filings for the Company.
The following tables illustrate the effects of the revision for the affected periods Consolidated Statements of Cash Flows impact.

Consolidated Statements of Cash Flows Impact

($ in Thousands)

	Year-To-Date As Of
	December 31, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$ (126,300)	$ 73,142	$ (53,158)
Cashflows from (used in) operating activities	(253,555)	73,142	(180,413)

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(3,568,340)	-	(3,568,340)
Other, net	-	(73,142)	(73,142)
Cashflows from (used in) financing activities	491,393	(73,142)	418,251

	Year-To-Date As Of
	September 30, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$ (238,049)	$ 141,315	$ (96,734)
Cashflows from (used in) operating activities	(330,633)	141,315	(189,318)

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(2,613,749)	(88,059)	(2,701,808)

Other, net	-	(53,256)	(53,256)
Cashflows from (used in) financing activities	664,916	(141,315)	523,601

	Year-To-Date As Of
	June 30, 2019
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$ (135,809)	$ 102,924	$ (32,885)
Cashflows from (used in) operating activities	(41,058)	102,924	61,866

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	(1,712,728)	(65,099)	(1,777,827)
Other, net	-	(37,825)	(37,825)
Cashflows from (used in) financing activities	446,736	(102,924)	343,812

	Year-To-Date As Of
	December 31, 2018
	As Previously Reported	Revision	As Revised
CASHFLOWS FROM OPERATING ACTIVITIES:
Policy Charges and Fee Income	$ (116,675)	$ 67,637	$ (49,038)
Cashflows from (used in) operating activities	23,147	67,637	90,784

CASHFLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account withdrawals	3,135,714	-	3,135,714
Other, net	-	(67,637)	(67,637)
Cashflows from (used in) financing activities	717,599	(67,637)	649,962

(b)	Exhibits:

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)
Specimen Selected Broker Agreement used by PIMS. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4) (a)
The Prudential Premier Variable Annuity B Series, L Series and X Series certificate issued under group annuity contract (including schedule pages for each Series). Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(b)
The Prudential Premier Variable Annuity B Series, L Series and X Series individual annuity contract (including schedule pages for each Series). Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(c)
Guaranteed Minimum Income Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(d)
Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(e)	Periodic Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(f)
Periodic Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(g)
Combination Roll-up Value and Periodic Value Death Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(h)
Combination Roll-up Value Death Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(i)
Guaranteed Minimum Payments Benefit Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(j)
Guaranteed Minimum Payments Benefit Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(k)	Enhanced Dollar Cost Averaging Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(l)
Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(m)	Longevity Credit Rider. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(n)
Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(o)
Roth Individual Retirement Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(p)	403(b) Annuity Endorsement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(q)
Medically Related Surrender Provision Endorsement. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(r)
Endorsement Rider: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No.: 333-75702, filed December 9, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(s)
Highest Daily Lifetime Five Benefit Rider (Enhanced). Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed October 6, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(t)
Highest Daily Lifetime Five Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, filed on April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(u)
Highest Daily Lifetime Seven Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(v)
Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(w)
Rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator. Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(x)
Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(y)
Schedule Supplement for Highest Daily Lifetime Seven with Lifetime Income Accelerator. Incorporated by reference to Post-Effective Amendment No. 14 to Registration No. 333-130989, filed October 31, 2008 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(z)
Highest Daily Lifetime 7 Plus Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aa)
Schedule Supplement for Highest Daily Lifetime 7 Plus. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ab)
Highest Daily Lifetime Seven Benefit Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ac)
Highest Daily Lifetime Five Benefit Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ad)
Beneficiary Annuity Endorsement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ae)
Beneficiary Individual Retirement Annuity Endorsement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(af)
Beneficiary Roth Individual Retirement Annuity Endorsement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ag)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ah)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ai)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aj)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-130989, filed January 28, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ak)
Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09). Incorporated by reference to Post-Effective Amendment No. 21, Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(al)
Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09). Incorporated by reference to Post-Effective Amendment No. 21, Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(am)
Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09). Incorporated by reference to Post-Effective Amendment No. 21, Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(an)
Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09). Incorporated by reference to Post-Effective Amendment No. 21, Form N-4, Registration No. 333-130989, filed June 1, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ao)
Highest Daily GRO II Benefit rider (RID-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ap)
Highest Daily GRO II Benefit Schedule (SCH-HD GRO-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aq)
Highest Daily GRO CAP Benefit Schedule (SCH-HDGROCAP-11/09). Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4, Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ar)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(as)
Form of Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(11-09)(8/10)). Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4, Registration No. 333-130989, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(at)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5) (a)
Application form for the Contract. Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6) (a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7)	Contracts of reinsurance in connection with variable annuity contracts:

(a)	Coinsurance Agreement for LT3WB. Incorporated by reference to Form N-4, Registration No. 333-130989, filed January 12, 2006 on behalf of the Pruco life Flexible Premium Variable Annuity Account.

(b)
Coinsurance Agreement for SLT5. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4, Registration No. 333-75702, April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Amendment 1 to Coinsurance Agreement for LT5WB. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Amendment 1 to Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(f)
Amendment 2 to Coinsurance Agreement for HDLT5. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(g)
Coinsurance Agreement for HD6+. Filed Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(h)
Coinsurance Agreement for HD7+. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(i)
Coinsurance Agreement for HD7. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(j)
Coinsurance Agreement for HD GRO. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(k)
Amendment 1 to Coinsurance Agreement for HD GRO. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 333-130989, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of Fund Participation Agreement. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-130989 filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)
Opinion of Counsel. Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(10)	Written consent of Independent Registered Public Accounting Firm. Filed Herewith.

(11)	All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Power of Attorney for Caroline A. Feeney. Filed Herewith.

(b)	Power of Attorney for Markus Coombs. Filed Herewith.

(c)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(d)	Power of Attorney for Candace J. Woods. Filed Herewith.

(e)	Power of Attorney for Susan M. Mann. Filed Herewith.

(f)	Power of Attorney for Nandini Mongia. Filed Herewith

(g)	Power of Attorney for Salene Hitchcock-Gear. Filed Herewith
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2020, there were 13,522 Qualified contract owners and 5,815 Non-Qualified contract owners of the B series, 12,184 Qualified contract owners and 6,662 Non-Qualified contract owners of the L series, and 22,296 Qualified contract owners and 8,526 Non-Qualified contract owners of the X series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Scott Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith Three Gateway Center Newark, New Jersey 07102-4061	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2019 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$747,107,473.30	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS
(a)    Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(c)    Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)    Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.
(e)    Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

EXHIBITS

Exhibit No.	Description

(10)	Written consent of Independent Registered Public Accounting Firm. Filed Herewith.

(13)(a)	Power of Attorney for Caroline A. Feeney. Filed Herewith.

(13)(b)	Power of Attorney for Markus Coombs. Filed Herewith.

(13)(c)	Power of Attorney for Dylan J. Tyson. Filed Herewith.

(13)(d)	Power of Attorney for Candace J. Woods. Filed Herewith.

(13)(e)	Power of Attorney for Susan M. Mann. Filed Herewith.

(13)(f)	Power of Attorney for Nandini Mongia. Filed Herewith

(13)(g)	Power of Attorney for Salene Hitchcock-Gear. Filed Herewith

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2020.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 15, 2020
Susan M. Mann
Markus Coombs*	Director
Markus Coombs
Nandini Mongia*	Director	December 15, 2020
Nandini Mongia
Candace J. Woods*	Director	December 15, 2020
Candace J. Woods
Caroline A. Feeney*	Director	December 15, 2020
Caroline A. Feeney
Salene Hitchcock-Gear*	Director	December 15, 2020
Salene Hitchcock-Gear

By:	/s/ Richard Kirk
Richard Kirk
* Executed by Richard Kirk on behalf of those indicated pursuant to Power of Attorney.

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390
Net Assets	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

NET ASSETS, representing:
Accumulation units	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390
	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Units outstanding	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012

Portfolio shares held	7,158,869	8,277,992	2,563,852	285,516	361,191
Portfolio net asset value per share	$10.00	$14.55	$63.18	$34.32	$31.40
Investment in portfolio shares, at cost	$71,588,693	$92,881,173	$70,393,309	$5,032,307	$5,706,425

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,412,787	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,085,000	1,713,547	2,278,436	134,725	160,893
NET INVESTMENT INCOME (LOSS)	327,787	(1,713,547)	(2,278,436)	(134,725)	(160,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET GAIN (LOSS) ON INVESTMENTS	—	12,743,581	39,529,633	1,748,726	1,956,376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$327,787	$11,030,034	$37,251,197	$1,614,001	$1,795,483

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368
Net Assets	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

NET ASSETS, representing:
Accumulation units	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368
	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Units outstanding	53,910,439	22,358,575	499,987	66,893,091	15,989,977

Portfolio shares held	5,600,702	21,422,451	95,922	4,510,778	1,290,006
Portfolio net asset value per share	$35.99	$5.77	$24.34	$74.24	$41.49
Investment in portfolio shares, at cost	$107,776,435	$112,604,768	$3,223,121	$192,386,077	$26,280,333

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,981,232	1,879,956	34,348	4,186,480	758,567
NET INVESTMENT INCOME (LOSS)	(2,981,232)	(1,879,956)	(34,348)	(4,186,480)	(758,567)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET GAIN (LOSS) ON INVESTMENTS	45,261,565	18,881,675	253,626	78,842,239	13,437,198

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,280,333	$17,001,719	$219,278	$74,655,759	$12,678,631

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392
Net Assets	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

NET ASSETS, representing:
Accumulation units	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392
	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Units outstanding	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062

Portfolio shares held	3,586,874	1,489,634	1,133,875	2,004,287	1,815,176
Portfolio net asset value per share	$81.62	$43.03	$15.62	$27.13	$34.95
Investment in portfolio shares, at cost	$86,249,955	$34,664,999	$15,713,070	$45,816,226	$51,251,354

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$394,238	$1,231,695	$575,132

EXPENSES
Charges for mortality and expense risk, and
for administration	4,089,032	774,795	234,628	750,918	858,684
NET INVESTMENT INCOME (LOSS)	(4,089,032)	(774,795)	159,610	480,777	(283,552)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET GAIN (LOSS) ON INVESTMENTS	79,887,844	11,779,920	3,691,511	11,275,669	14,939,913

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$75,798,812	$11,005,125	$3,851,121	$11,756,446	$14,656,361

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223
Net Assets	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

NET ASSETS, representing:
Accumulation units	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223
	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Units outstanding	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855

Portfolio shares held	1,321,292	1,505,862	574,636	1,109,335	1,924,763
Portfolio net asset value per share	$40.79	$33.29	$29.49	$59.40	$11.72
Investment in portfolio shares, at cost	$38,583,893	$48,048,816	$12,856,685	$35,109,568	$14,635,825

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$234,453	$898,736	$128,681	$—	$452,262

EXPENSES
Charges for mortality and expense risk, and
for administration	723,979	664,569	231,062	876,947	298,807
NET INVESTMENT INCOME (LOSS)	(489,526)	234,167	(102,381)	(876,947)	153,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET GAIN (LOSS) ON INVESTMENTS	15,275,945	10,514,921	4,525,499	19,866,889	4,674,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,786,419	$10,749,088	$4,423,118	$18,989,942	$4,827,541

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600
Net Assets	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

NET ASSETS, representing:
Accumulation units	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600
	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Units outstanding	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926

Portfolio shares held	1,299,684	1,057,106	2,598,799	158,902	2,699,734
Portfolio net asset value per share	$17.29	$38.06	$8.48	$57.28	$27.86
Investment in portfolio shares, at cost	$25,269,968	$14,197,010	$25,119,929	$6,895,427	$35,099,449

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$329,512	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	314,247	542,997	300,377	122,925	1,179,626
NET INVESTMENT INCOME (LOSS)	(314,247)	(542,997)	29,135	(122,925)	(1,179,626)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET GAIN (LOSS) ON INVESTMENTS	5,997,176	9,785,629	5,405,482	2,556,286	15,071,951

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,682,929	$9,242,632	$5,434,617	$2,433,361	$13,892,325

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309
Net Assets	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

NET ASSETS, representing:
Accumulation units	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309
	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

Units outstanding	3,816,433	23,411,279	13,517,561	—	10,351,681

Portfolio shares held	253,341	5,208,274	3,161,061	—	16,813,299
Portfolio net asset value per share	$39.64	$18.77	$9.28	$—	$14.46
Investment in portfolio shares, at cost	$6,648,092	$38,932,236	$19,910,041	$—	$170,524,089

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	4/26/2019**	12/31/2019

INVESTMENT INCOME
Dividend income	$29,045	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	156,723	1,513,762	447,333	2,420,795	3,411,474
NET INVESTMENT INCOME (LOSS)	(127,678)	(1,513,762)	(447,333)	(2,420,795)	(3,411,474)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	137,278,213	16,616,765
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	(62,547,801)	44,009,871
NET GAIN (LOSS) ON INVESTMENTS	2,821,079	29,733,823	7,741,793	74,730,412	60,626,636

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,693,401	$28,220,061	$7,294,460	$72,309,617	$57,215,162

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555
Net Assets	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

NET ASSETS, representing:
Accumulation units	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555
	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

Units outstanding	96,112,523	40,564,790	13,887,537	7,451,722	4,832,863

Portfolio shares held	68,025,911	42,180,147	19,630,236	8,013,736	3,967,026
Portfolio net asset value per share	$20.79	$17.22	$11.38	$24.13	$25.64
Investment in portfolio shares, at cost	$1,031,114,490	$637,152,639	$180,160,068	$126,141,258	$77,200,474

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	22,208,664	7,331,150	2,870,289	2,721,351	1,499,631
NET INVESTMENT INCOME (LOSS)	(22,208,664)	(7,331,150)	(2,870,289)	(2,721,351)	(1,499,631)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	59,631,828	8,761,014	9,560,625	15,233,269	5,035,480
Net change in unrealized appreciation (depreciation) on investments	125,997,565	72,894,655	19,511,911	38,821,001	11,245,725
NET GAIN (LOSS) ON INVESTMENTS	185,629,393	81,655,669	29,072,536	54,054,270	16,281,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,420,729	$74,324,519	$26,202,247	$51,332,919	$14,781,574

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278
Net Assets	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

NET ASSETS, representing:
Accumulation units	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278
	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

Units outstanding	6,037,178	24,557,899	20,480,268	14,350,628	7,964,223

Portfolio shares held	4,352,299	52,366,774	13,849,116	6,939,057	7,245,648
Portfolio net asset value per share	$28.97	$11.74	$33.08	$63.88	$33.37
Investment in portfolio shares, at cost	$99,951,745	$411,263,488	$278,572,531	$241,821,237	$153,066,670

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,809,129	8,916,008	5,335,128	6,336,399	2,920,898
NET INVESTMENT INCOME (LOSS)	(1,809,129)	(8,916,008)	(5,335,128)	(6,336,399)	(2,920,898)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,781,865	47,843,060	28,018,127	45,986,613	21,567,889
Net change in unrealized appreciation (depreciation) on investments	17,956,205	103,852,175	81,686,949	67,375,551	44,643,220
NET GAIN (LOSS) ON INVESTMENTS	22,738,070	151,695,235	109,705,076	113,362,164	66,211,109

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,928,941	$142,779,227	$104,369,948	$107,025,765	$63,290,211

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835
Net Assets	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

NET ASSETS, representing:
Accumulation units	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835
	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

Units outstanding	15,686,088	17,475,592	9,513,965	22,956,386	633,578,943

Portfolio shares held	9,761,704	16,037,102	7,610,140	10,501,694	339,090,535
Portfolio net asset value per share	$35.30	$11.32	$34.90	$22.52	$33.51
Investment in portfolio shares, at cost	$261,754,179	$172,857,832	$183,542,380	$214,147,531	$7,435,299,391

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,953,522	2,482,843	3,614,472	3,472,773	169,194,039
NET INVESTMENT INCOME (LOSS)	(4,953,522)	(2,482,843)	(3,614,472)	(3,472,773)	(169,194,039)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,548,104	2,245,396	19,072,550	1,525,017	515,282,836
Net change in unrealized appreciation (depreciation) on investments	42,822,740	5,429,235	35,099,149	30,581,352	1,523,726,977
NET GAIN (LOSS) ON INVESTMENTS	59,370,844	7,674,631	54,171,699	32,106,369	2,039,009,813

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,417,322	$5,191,788	$50,557,227	$28,633,596	$1,869,815,774

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694
Net Assets	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

NET ASSETS, representing:
Accumulation units	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694
	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

Units outstanding	19,443,845	15,795,883	17,621,142	103,043,783	502,215,202

Portfolio shares held	17,945,793	7,055,106	15,689,359	89,707,209	429,663,083
Portfolio net asset value per share	$24.12	$32.34	$11.40	$17.42	$21.76
Investment in portfolio shares, at cost	$287,173,513	$177,494,072	$172,484,763	$1,073,900,489	$5,997,749,989

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,837,129	3,480,875	2,213,695	23,498,644	141,653,891
NET INVESTMENT INCOME (LOSS)	(5,837,129)	(3,480,875)	(2,213,695)	(23,498,644)	(141,653,891)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,726,838	9,774,458	1,311,902	50,348,425	526,340,217
Net change in unrealized appreciation (depreciation) on investments	74,396,741	41,181,483	1,258,940	222,996,289	1,220,847,192
NET GAIN (LOSS) ON INVESTMENTS	105,123,579	50,955,941	2,570,842	273,344,714	1,747,187,409

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$99,286,450	$47,475,066	$357,147	$249,846,070	$1,605,533,518

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021
Net Assets	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

NET ASSETS, representing:
Accumulation units	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021
	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

Units outstanding	199,718,618	445,608,466	287,724,065	219,308,043	747,873,046

Portfolio shares held	173,619,034	375,957,130	239,565,418	209,990,506	726,995,349
Portfolio net asset value per share	$16.12	$20.48	$18.06	$16.44	$18.27
Investment in portfolio shares, at cost	$2,152,589,427	$4,927,637,103	$3,161,082,212	$2,371,535,670	$10,132,918,709

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	44,754,001	114,065,840	67,957,288	51,870,267	198,598,615
NET INVESTMENT INCOME (LOSS)	(44,754,001)	(114,065,840)	(67,957,288)	(51,870,267)	(198,598,615)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	100,032,450	407,630,726	202,237,202	143,726,508	426,883,895
Net change in unrealized appreciation (depreciation) on investments	284,426,088	888,780,487	373,477,412	454,816,296	1,753,479,766
NET GAIN (LOSS) ON INVESTMENTS	384,458,538	1,296,411,213	575,714,614	598,542,804	2,180,363,661

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$339,704,537	$1,182,345,373	$507,757,326	$546,672,537	$1,981,765,046
The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469
Net Assets	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

NET ASSETS, representing:
Accumulation units	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469
	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

Units outstanding	355,640,956	29,331,933	25,141,413	10,768,468	126,832,694

Portfolio shares held	301,259,259	21,916,396	231,233,374	5,494,832	105,153,748
Portfolio net asset value per share	$21.63	$46.15	$1.00	$53.05	$14.80
Investment in portfolio shares, at cost	$4,005,905,656	$581,020,304	$231,233,374	$199,680,687	$1,352,893,891

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$3,778,926	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	98,405,443	14,245,651	3,136,242	4,196,921	23,968,850
NET INVESTMENT INCOME (LOSS)	(98,405,443)	(14,245,651)	642,684	(4,196,921)	(23,968,850)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	355,724,381	92,928,484	—	20,176,419	41,747,534
Net change in unrealized appreciation (depreciation) on investments	871,809,781	135,337,036	—	48,159,247	93,482,322
NET GAIN (LOSS) ON INVESTMENTS	1,227,534,162	228,265,520	—	68,335,666	135,229,856

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,129,128,719	$214,019,869	$642,684	$64,138,745	$111,261,006

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
ASSETS
Investment in the portfolios, at fair value	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—
Net Assets	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

NET ASSETS, representing:
Accumulation units	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—
	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

Units outstanding	10,844,652	17,069,907	97,350,144	97,267,211	—

Portfolio shares held	6,445,103	13,844,244	171,951,675	94,098,927	—
Portfolio net asset value per share	$21.46	$20.53	$8.32	$14.06	$—
Investment in portfolio shares, at cost	$117,475,673	$195,075,024	$1,333,318,467	$1,152,367,591	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,847,075	3,167,380	42,551,075	18,601,783	681,291
NET INVESTMENT INCOME (LOSS)	(1,847,075)	(3,167,380)	(42,551,075)	(18,601,783)	(681,291)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,888,721	15,304,164	277,211,839	29,547,859	1,251,260
Net change in unrealized appreciation (depreciation) on investments	20,310,920	58,287,199	7,157,533	119,133,859	(513,940)
NET GAIN (LOSS) ON INVESTMENTS	23,199,641	73,591,363	284,369,372	148,681,718	737,320

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,352,566	$70,423,983	$241,818,297	$130,079,935	$56,029

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577
Net Assets	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

NET ASSETS, representing:
Accumulation units	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577
	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

Units outstanding	3,975,860	20,056,051	13,918,412	262,439,579	150,690,822

Portfolio shares held	4,868,858	21,261,425	12,892,618	247,707,529	138,728,350
Portfolio net asset value per share	$14.94	$9.85	$25.03	$15.96	$18.01
Investment in portfolio shares, at cost	$55,563,940	$185,792,243	$228,776,084	$2,831,114,361	$1,732,039,288

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,075,475	3,138,136	4,580,687	57,838,719	36,857,029
NET INVESTMENT INCOME (LOSS)	(1,075,475)	(3,138,136)	(4,580,687)	(57,838,719)	(36,857,029)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,509,144	3,277,880	18,832,417	127,675,464	97,792,731
Net change in unrealized appreciation (depreciation) on investments	10,344,486	20,233,880	41,363,201	494,617,994	316,776,525
NET GAIN (LOSS) ON INVESTMENTS	14,853,630	23,511,760	60,195,618	622,293,458	414,569,256

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,778,155	$20,373,624	$55,614,931	$564,454,739	$377,712,227

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775
Net Assets	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

NET ASSETS, representing:
Accumulation units	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775
	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

Units outstanding	154,761,803	19,397	25,230	46,362	57,942

Portfolio shares held	140,382,609	7,572	11,034	15,116	22,918
Portfolio net asset value per share	$15.28	$82.97	$48.21	$46.06	$74.91
Investment in portfolio shares, at cost	$1,682,505,598	$536,654	$593,885	$540,313	$1,498,149

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,563	$4,045	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	31,222,894	7,036	6,639	11,059	21,164
NET INVESTMENT INCOME (LOSS)	(31,222,894)	(7,036)	924	(7,014)	(21,164)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	27,323	80,009	38,005	205,653
Net realized gain (loss) on shares redeemed	52,623,402	26,673	(18,183)	58,608	51,943
Net change in unrealized appreciation (depreciation) on investments	244,893,079	62,504	46,353	88,450	24,300
NET GAIN (LOSS) ON INVESTMENTS	297,516,481	116,500	108,179	185,063	281,896

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$266,293,587	$109,464	$109,103	$178,049	$260,732

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$507,292	$590,038	$622,389	$337,647	$526,324
Net Assets	$507,292	$590,038	$622,389	$337,647	$526,324

NET ASSETS, representing:
Accumulation units	$507,292	$590,038	$622,389	$337,647	$526,324
	$507,292	$590,038	$622,389	$337,647	$526,324

Units outstanding	22,179	27,618	30,012	17,714	21,455

Portfolio shares held	6,401	13,680	14,766	5,191	14,681
Portfolio net asset value per share	$79.25	$43.13	$42.15	$65.05	$35.85
Investment in portfolio shares, at cost	$450,483	$595,375	$585,565	$322,588	$533,136

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$1,049	$4,667	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,933	8,360	5,796	3,243	6,320
NET INVESTMENT INCOME (LOSS)	(6,933)	(8,360)	(4,747)	1,424	(6,320)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	98,644	60,558	17,392	14,050	72,583
Net realized gain (loss) on shares redeemed	17,156	(9,277)	(191)	2,021	(13,724)
Net change in unrealized appreciation (depreciation) on investments	27,753	66,525	88,383	34,450	32,308
NET GAIN (LOSS) ON INVESTMENTS	143,553	117,806	105,584	50,521	91,167

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$136,620	$109,446	$100,837	$51,945	$84,847

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$234,494	$78,553	$656,699	$1,219,366	$917,740
Net Assets	$234,494	$78,553	$656,699	$1,219,366	$917,740

NET ASSETS, representing:
Accumulation units	$234,494	$78,553	$656,699	$1,219,366	$917,740
	$234,494	$78,553	$656,699	$1,219,366	$917,740

Units outstanding	11,599	6,400	31,349	47,671	51,751

Portfolio shares held	4,818	2,491	13,019	18,949	19,280
Portfolio net asset value per share	$48.67	$31.53	$50.44	$64.35	$47.60
Investment in portfolio shares, at cost	$214,594	$81,943	$580,811	$1,049,805	$703,872

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$2,451	$9,239	$—	$7,710

EXPENSES
Charges for mortality and expense risk, and
for administration	2,788	1,194	6,051	16,125	11,316
NET INVESTMENT INCOME (LOSS)	(2,788)	1,257	3,188	(16,125)	(3,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	34,692	259,818	79,755
Net realized gain (loss) on shares redeemed	(9,193)	(2,163)	9,996	19,508	22,416
Net change in unrealized appreciation (depreciation) on investments	56,133	9,226	53,569	(4,021)	96,292
NET GAIN (LOSS) ON INVESTMENTS	46,940	7,063	98,257	275,305	198,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,152	$8,320	$101,445	$259,180	$194,857

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156
Net Assets	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

NET ASSETS, representing:
Accumulation units	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156
	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

Units outstanding	9,348,489	3,874,325	2,778,380	8,706	123,972

Portfolio shares held	6,931,633	6,485,752	2,257,666	85,522	20,889
Portfolio net asset value per share	$40.51	$7.10	$15.55	$1.82	$31.89
Investment in portfolio shares, at cost	$182,451,977	$45,128,035	$34,091,761	$263,030	$513,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$6,283	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,714,634	661,003	996,526	2,516	11,392
NET INVESTMENT INCOME (LOSS)	(3,714,634)	(661,003)	(996,526)	3,767	(11,392)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	63,442	83,048
Net realized gain (loss) on shares redeemed	21,741,924	315,574	3,303,343	(12,510)	58,108
Net change in unrealized appreciation (depreciation) on investments	48,983,795	637,496	(1,240,475)	(34,651)	79,867
NET GAIN (LOSS) ON INVESTMENTS	70,725,719	953,070	2,062,868	16,281	221,023

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,011,085	$292,067	$1,066,342	$20,048	$209,631

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499
Net Assets	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

NET ASSETS, representing:
Accumulation units	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499
	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

Units outstanding	15,549	1,784,535	80,749,045	142,439,369	52,364

Portfolio shares held	40,979	1,444,646	66,548,817	124,312,703	49,981
Portfolio net asset value per share	$10.29	$14.38	$18.92	$15.62	$26.56
Investment in portfolio shares, at cost	$355,392	$19,107,372	$952,971,942	$1,391,254,703	$1,032,537

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,018

EXPENSES
Charges for mortality and expense risk, and
for administration	6,945	557,051	14,586,632	29,202,734	22,392
NET INVESTMENT INCOME (LOSS)	(6,945)	(557,051)	(14,586,632)	(29,202,734)	(15,374)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	62,057	—	—	—	145,054
Net realized gain (loss) on shares redeemed	16,955	683,494	83,137,060	49,472,488	63,241
Net change in unrealized appreciation (depreciation) on investments	13,779	704,332	140,360,164	251,314,114	148,689
NET GAIN (LOSS) ON INVESTMENTS	92,791	1,387,826	223,497,224	300,786,602	356,984

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$85,846	$830,775	$208,910,592	$271,583,868	$341,610

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794
Net Assets	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

NET ASSETS, representing:
Accumulation units	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794
	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

Units outstanding	30,278,075	573,165	48,939,188	713,567	10,037,461

Portfolio shares held	27,011,149	490,420	42,976,271	669,808	8,798,793
Portfolio net asset value per share	$13.39	$12.11	$17.42	$12.22	$23.36
Investment in portfolio shares, at cost	$320,813,681	$5,277,383	$567,796,742	$7,301,155	$160,546,980

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,477,200	155,592	9,495,287	65,035	2,498,174
NET INVESTMENT INCOME (LOSS)	(4,477,200)	(155,592)	(9,495,287)	(65,035)	(2,498,174)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,229,725	481,393	12,971,618	109,502	7,738,561
Net change in unrealized appreciation (depreciation) on investments	22,800,788	36,177	115,460,259	912,280	36,587,498
NET GAIN (LOSS) ON INVESTMENTS	31,030,513	517,570	128,431,877	1,021,782	44,326,059

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,553,313	$361,978	$118,936,590	$956,747	$41,827,885

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614
Net Assets	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

NET ASSETS, representing:
Accumulation units	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614
	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

Units outstanding	460,011	2,678,827	8,907,359	1,169,849,264	1,243,527

Portfolio shares held	396,979	2,543,927	7,935,468	1,025,752,504	1,098,963
Portfolio net asset value per share	$11.67	$12.24	$22.00	$13.83	$20.63
Investment in portfolio shares, at cost	$4,332,973	$28,780,711	$129,215,812	$11,636,328,498	$18,066,531

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	238,809	254,850	2,219,077	234,319,805	189,444
NET INVESTMENT INCOME (LOSS)	(238,809)	(254,850)	(2,219,077)	(234,319,805)	(189,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,113,553	(45,560)	8,737,614	7,000,132	590,491
Net change in unrealized appreciation (depreciation) on investments	(174,251)	4,546,379	30,596,302	2,007,497,930	3,533,007
NET GAIN (LOSS) ON INVESTMENTS	939,302	4,500,819	39,333,916	2,014,498,062	4,123,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$700,493	$4,245,969	$37,114,839	$1,780,178,257	$3,934,054

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709
Net Assets	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

NET ASSETS, representing:
Accumulation units	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709
	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

Units outstanding	989,205	775,633	185,523,738	2,947,691	5,889,529

Portfolio shares held	866,981	681,644	170,819,819	2,806,431	5,612,722
Portfolio net asset value per share	$21.62	$13.22	$15.84	$13.72	$14.99
Investment in portfolio shares, at cost	$14,485,577	$8,427,300	$2,195,565,765	$31,766,770	$67,340,506

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	136,504	359,310	31,630,598	212,832	464,703
NET INVESTMENT INCOME (LOSS)	(136,504)	(359,310)	(31,630,598)	(212,832)	(464,703)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	473,945	1,769,583	8,742,547	378,085	1,144,647
Net change in unrealized appreciation (depreciation) on investments	3,136,220	(227,063)	456,642,009	5,775,199	12,965,037
NET GAIN (LOSS) ON INVESTMENTS	3,610,165	1,542,520	465,384,556	6,153,284	14,109,684

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,473,661	$1,183,210	$433,753,958	$5,940,452	$13,644,981

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
ASSETS
Investment in the portfolios, at fair value	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330
Net Assets	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

NET ASSETS, representing:
Accumulation units	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330
	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

Units outstanding	5,864,132	1,931,111	2,924,978	3,408,064	243,068

Portfolio shares held	5,586,946	1,887,599	2,815,744	3,286,755	236,883
Portfolio net asset value per share	$14.29	$10.34	$14.67	$11.50	$9.39
Investment in portfolio shares, at cost	$65,170,575	$18,528,628	$32,953,650	$34,403,074	$2,353,075

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	461,959	114,573	220,524	227,667	13,067
NET INVESTMENT INCOME (LOSS)	(461,959)	(114,573)	(220,524)	(227,667)	(13,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,431,477	29,715	648,451	296,200	(23,571)
Net change in unrealized appreciation (depreciation) on investments	9,001,752	1,039,596	7,569,930	2,627,277	(50,322)
NET GAIN (LOSS) ON INVESTMENTS	10,433,229	1,069,311	8,218,381	2,923,477	(73,893)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,971,270	$954,738	$7,997,857	$2,695,810	$(86,960)

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984
Net Assets	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

NET ASSETS, representing:
Accumulation units	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984
	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

Units outstanding	570,632	902,407	39,352,456	3,763,466	472,669

Portfolio shares held	544,973	878,714	36,673,291	3,397,551	452,864
Portfolio net asset value per share	$14.13	$10.10	$13.67	$11.52	$11.69
Investment in portfolio shares, at cost	$6,089,546	$8,584,584	$422,431,848	$36,820,030	$4,967,017

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	39,994	43,130	6,129,182	1,147,004	26,030
NET INVESTMENT INCOME (LOSS)	(39,994)	(43,130)	(6,129,182)	(1,147,004)	(26,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,179	31,624	1,944,596	4,288,992	28,177
Net change in unrealized appreciation (depreciation) on investments	1,524,442	315,620	68,455,594	1,606,856	260,431
NET GAIN (LOSS) ON INVESTMENTS	1,631,621	347,244	70,400,190	5,895,848	288,608

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,591,627	$304,114	$64,271,008	$4,748,844	$262,578

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,559,036	$—	$3,343,792	$5,167,704	$—
Net Assets	$2,559,036	$—	$3,343,792	$5,167,704	$—

NET ASSETS, representing:
Accumulation units	$2,559,036	$—	$3,343,792	$5,167,704	$—
	$2,559,036	$—	$3,343,792	$5,167,704	$—

Units outstanding	229,093	—	294,708	437,993	—

Portfolio shares held	218,534	—	283,613	427,790	—
Portfolio net asset value per share	$11.71	$—	$11.79	$12.08	$—
Investment in portfolio shares, at cost	$2,378,984	$—	$3,118,856	$4,587,652	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	6/28/2019**	12/31/2019	12/31/2019	6/28/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,083	7,312	15,905	28,255	8,380
NET INVESTMENT INCOME (LOSS)	(12,083)	(7,312)	(15,905)	(28,255)	(8,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,731	4,365	28,767	35,796	(8,600)
Net change in unrealized appreciation (depreciation) on investments	155,979	7,333	132,294	618,027	119,274
NET GAIN (LOSS) ON INVESTMENTS	165,710	11,698	161,061	653,823	110,674

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$153,627	$4,386	$145,156	$625,568	$102,294

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$8,847,390	$9,309,726	$—	$—	$51,164,311
Net Assets	$8,847,390	$9,309,726	$—	$—	$51,164,311

NET ASSETS, representing:
Accumulation units	$8,847,390	$9,309,726	$—	$—	$51,164,311
	$8,847,390	$9,309,726	$—	$—	$51,164,311

Units outstanding	779,029	934,491	—	—	4,130,433

Portfolio shares held	701,061	913,614	—	—	3,533,447
Portfolio net asset value per share	$12.62	$10.19	$—	$—	$14.48
Investment in portfolio shares, at cost	$8,233,030	$8,989,217	$—	$—	$49,574,988

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	6/28/2019**	1/25/2019**	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$620,268

EXPENSES
Charges for mortality and expense risk, and
for administration	46,772	53,610	14,083	6,066	267,659
NET INVESTMENT INCOME (LOSS)	(46,772)	(53,610)	(14,083)	(6,066)	352,609

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,896,144
Net realized gain (loss) on shares redeemed	4,384	12,219	493,418	1,171,187	100
Net change in unrealized appreciation (depreciation) on investments	1,172,475	431,800	7,321	(655,665)	4,703,648
NET GAIN (LOSS) ON INVESTMENTS	1,176,859	444,019	500,739	515,522	6,599,892

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,130,087	$390,409	$486,656	$509,456	$6,952,501

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957
Net Assets	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

NET ASSETS, representing:
Accumulation units	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957
	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

Units outstanding	1,594,168	3,296,447	450,706	886,651	1,765,543

Portfolio shares held	1,783,861	3,032,472	447,736	835,181	1,696,014
Portfolio net asset value per share	$11.12	$11.29	$13.26	$11.17	$11.05
Investment in portfolio shares, at cost	$18,676,111	$31,385,094	$4,809,429	$8,584,643	$18,723,361

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$529,184	$—	$120,598	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	108,094	1,184,283	96,177	293,808	192,026
NET INVESTMENT INCOME (LOSS)	421,090	(1,184,283)	24,421	(293,808)	(192,026)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	44,540	—	—	—	—
Net realized gain (loss) on shares redeemed	60,545	4,461,791	126,822	1,938,487	306,521
Net change in unrealized appreciation (depreciation) on investments	1,560,300	2,285,245	929,895	(155,348)	(70,028)
NET GAIN (LOSS) ON INVESTMENTS	1,665,385	6,747,036	1,056,717	1,783,139	236,493

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,086,475	$5,562,753	$1,081,138	$1,489,331	$44,467

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446
Net Assets	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

NET ASSETS, representing:
Accumulation units	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446
	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

Units outstanding	78,974,701	920,350	14,124,356	10,889,077	27,773

Portfolio shares held	77,288,810	902,204	13,931,549	10,750,114	27,641
Portfolio net asset value per share	$11.68	$11.44	$12.36	$11.93	$10.11
Investment in portfolio shares, at cost	$807,431,727	$10,440,245	$159,142,353	$120,048,972	$278,297

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,798,261	97,827	966,371	680,217	238
NET INVESTMENT INCOME (LOSS)	(7,798,261)	(97,827)	(966,371)	(680,217)	(238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,774	(6,275)	21,723	71,948	1
Net change in unrealized appreciation (depreciation) on investments	112,524,122	(119,031)	13,051,597	8,199,888	1,148
NET GAIN (LOSS) ON INVESTMENTS	112,590,896	(125,306)	13,073,320	8,271,836	1,149

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$104,792,635	$(223,133)	$12,106,949	$7,591,619	$911

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$279,683	$262,315	$644,313	$279,388	$1,099,409
Net Assets	$279,683	$262,315	$644,313	$279,388	$1,099,409

NET ASSETS, representing:
Accumulation units	$279,683	$262,315	$644,313	$279,388	$1,099,409
	$279,683	$262,315	$644,313	$279,388	$1,099,409

Units outstanding	27,742	26,072	63,601	27,768	106,726

Portfolio shares held	27,609	25,946	63,292	27,635	106,532
Portfolio net asset value per share	$10.13	$10.11	$10.18	$10.11	$10.32
Investment in portfolio shares, at cost	$278,297	$260,818	$639,295	$278,297	$1,091,114

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	238	218	744	238	461
NET INVESTMENT INCOME (LOSS)	(238)	(218)	(744)	(238)	(461)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,386	1,498	5,018	1,090	8,295
NET GAIN (LOSS) ON INVESTMENTS	1,387	1,499	5,022	1,091	8,298

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,149	$1,281	$4,278	$853	$7,837

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$327,787	$(1,713,547)	$(2,278,436)	$(134,725)	$(160,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,787	11,030,034	37,251,197	1,614,001	1,795,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,044,013	276,689	240,685	29,146	9,138
Annuity payments	(1,199,894)	(1,921,204)	(1,373,177)	(250,492)	(125,532)
Surrenders, withdrawals and death benefits	(17,952,047)	(13,780,776)	(17,228,345)	(878,259)	(1,658,961)
Net transfers between other subaccounts
or fixed rate option	12,210,059	1,134,149	(1,893,622)	1,876	31,113
Miscellaneous transactions	(13,146)	(1,440)	1,736	(175)	(317)
Other charges	(94,981)	(28,138)	(126,801)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,005,996)	(14,320,720)	(20,379,524)	(1,097,904)	(1,744,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,678,209)	(3,290,686)	16,871,673	516,097	50,924

NET ASSETS
Beginning of period	77,266,902	123,735,475	145,112,485	9,282,816	11,290,466
End of period	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Beginning units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067
Units issued	15,494,228	706,839	234,196	16,091	12,915
Units redeemed	(21,010,051)	(5,770,817)	(5,400,322)	(329,966)	(563,970)
Ending units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,981,232)	$(1,879,956)	$(34,348)	$(4,186,480)	$(758,567)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,280,333	17,001,719	219,278	74,655,759	12,678,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	484,629	298,071	3,675	32,895,911	188,809
Annuity payments	(1,523,227)	(1,175,037)	(35,299)	(1,873,108)	(303,166)
Surrenders, withdrawals and death benefits	(21,328,965)	(14,194,793)	(287,220)	(29,435,779)	(4,749,512)
Net transfers between other subaccounts
or fixed rate option	(2,083,066)	(100,423)	6,667	3,475,561	(541,829)
Miscellaneous transactions	(2,201)	952	(27)	679	(29)
Other charges	(280,649)	(175,592)	—	(435,780)	(60,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,733,479)	(15,346,822)	(312,204)	4,627,484	(5,466,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,546,854	1,654,897	(92,926)	79,283,243	7,211,943

NET ASSETS
Beginning of period	184,022,407	121,952,647	2,427,673	255,596,924	46,310,425
End of period	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Beginning units	61,202,859	25,232,505	567,488	72,391,992	17,862,656
Units issued	495,525	330,727	8,993	5,202,227	251,804
Units redeemed	(7,787,945)	(3,204,657)	(76,494)	(10,701,128)	(2,124,483)
Ending units	53,910,439	22,358,575	499,987	66,893,091	15,989,977

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,089,032)	$(774,795)	$159,610	$480,777	$(283,552)
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,798,812	11,005,125	3,851,121	11,756,446	14,656,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	702,748	6,091,522	9,202	88,750	184,314
Annuity payments	(2,278,696)	(309,019)	(43,508)	(636,210)	(278,147)
Surrenders, withdrawals and death benefits	(29,983,927)	(5,696,998)	(1,341,307)	(6,369,707)	(7,268,585)
Net transfers between other subaccounts
or fixed rate option	(5,706,506)	319,425	(175,880)	(764,063)	(877,217)
Miscellaneous transactions	(1,204)	3,136	(159)	(1,435)	(1,623)
Other charges	(231,256)	(50,982)	(2,831)	(10,593)	(15,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,498,841)	357,084	(1,554,483)	(7,693,258)	(8,257,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,299,971	11,362,209	2,296,638	4,063,188	6,399,199

NET ASSETS
Beginning of period	254,460,686	52,736,752	15,414,485	50,313,114	57,041,193
End of period	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Beginning units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039
Units issued	369,958	915,852	94,117	42,337	48,696
Units redeemed	(8,292,866)	(1,275,826)	(890,971)	(1,930,699)	(2,796,673)
Ending units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(489,526)	$234,167	$(102,381)	$(876,947)	$153,455
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,786,419	10,749,088	4,423,118	18,989,942	4,827,541

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,708	75,723	4,694	116,709	8,857
Annuity payments	(243,361)	(374,928)	(117,203)	(375,004)	(60,784)
Surrenders, withdrawals and death benefits	(6,580,031)	(4,842,582)	(2,205,809)	(5,727,892)	(1,823,145)
Net transfers between other subaccounts
or fixed rate option	(668,152)	(725,073)	(313,644)	(1,828,976)	(290,978)
Miscellaneous transactions	703	(138)	(507)	474	814
Other charges	(13,508)	(11,063)	(3,705)	(13,974)	(4,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,368,641)	(5,878,061)	(2,636,174)	(7,828,663)	(2,170,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,417,778	4,871,027	1,786,944	11,161,279	2,657,509

NET ASSETS
Beginning of period	46,477,711	45,259,103	15,159,064	54,733,225	19,900,714
End of period	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Beginning units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
Units issued	107,434	36,100	102,572	209,386	114,699
Units redeemed	(2,186,306)	(1,876,933)	(789,466)	(1,866,715)	(655,294)
Ending units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(314,247)	$(542,997)	$29,135	$(122,925)	$(1,179,626)
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,682,929	9,242,632	5,434,617	2,433,361	13,892,325

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,652	50,112	1,470	8,615	47,216
Annuity payments	(52,582)	(139,801)	(176,230)	(8,646)	(340,743)
Surrenders, withdrawals and death benefits	(2,343,289)	(3,890,023)	(1,935,419)	(960,779)	(7,394,446)
Net transfers between other subaccounts
or fixed rate option	(750,767)	(934,536)	(771,029)	(216,095)	440,441
Miscellaneous transactions	(279)	(1,288)	(20)	(109)	(2,000)
Other charges	(5,068)	(7,491)	(4,300)	(1,175)	(186,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,136,333)	(4,923,027)	(2,885,528)	(1,178,189)	(7,436,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,596	4,319,605	2,549,089	1,255,172	6,455,962

NET ASSETS
Beginning of period	19,924,934	35,913,830	19,488,723	7,846,713	68,758,638
End of period	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Beginning units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355
Units issued	98,692	49,676	101,580	435,954	458,005
Units redeemed	(945,698)	(1,428,949)	(1,455,765)	(1,091,885)	(2,738,434)
Ending units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	4/26/2019**	12/31/2019

OPERATIONS
Net investment income (loss)	$(127,678)	$(1,513,762)	$(447,333)	$(2,420,795)	$(3,411,474)
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	137,278,213	16,616,765
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	(62,547,801)	44,009,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,693,401	28,220,061	7,294,460	72,309,617	57,215,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,136	97,631	52,267	1,824,221	7,127,477
Annuity payments	(2,691)	(515,775)	(258,358)	(50,167)	(196,217)
Surrenders, withdrawals and death benefits	(1,087,506)	(9,212,941)	(2,918,769)	(13,138,754)	(17,490,942)
Net transfers between other subaccounts
or fixed rate option	(170,833)	(3,915,584)	(62,366)	(551,636,033)	7,017,455
Miscellaneous transactions	(15)	(1,291)	258	2,378	(4,189)
Other charges	(26,655)	(238,273)	(66,310)	(1,725,289)	(2,035,056)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,273,564)	(13,786,233)	(3,253,278)	(564,723,644)	(5,581,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,419,837	14,433,828	4,041,182	(492,414,027)	51,633,690

NET ASSETS
Beginning of period	8,622,599	83,325,467	25,293,465	492,414,027	191,486,619
End of period	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

Beginning units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355
Units issued	25,615	271,644	337,738	1,593,566	2,378,053
Units redeemed	(571,324)	(3,981,822)	(1,943,924)	(32,107,870)	(2,492,727)
Ending units	3,816,433	23,411,279	13,517,561	—	10,351,681

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(22,208,664)	$(7,331,150)	$(2,870,289)	$(2,721,351)	$(1,499,631)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	59,631,828	8,761,014	9,560,625	15,233,269	5,035,480
Net change in unrealized appreciation (depreciation) on investments	125,997,565	72,894,655	19,511,911	38,821,001	11,245,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	163,420,729	74,324,519	26,202,247	51,332,919	14,781,574

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,086,453	11,161,859	13,827,746	4,340,665	1,069,443
Annuity payments	(208,468)	(390,760)	(89,064)	(269,444)	(120,252)
Surrenders, withdrawals and death benefits	(102,539,311)	(45,774,502)	(19,272,449)	(13,868,813)	(8,148,890)
Net transfers between other subaccounts
or fixed rate option	90,897,256	572,018,577	20,970,385	7,226,406	11,501,580
Miscellaneous transactions	1,360	(4,346)	1,123	7,747	348
Other charges	(15,203,354)	(4,803,846)	(1,543,744)	(1,655,739)	(879,706)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,033,936	532,206,982	13,893,997	(4,219,178)	3,422,523

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,454,665	606,531,501	40,096,244	47,113,741	18,204,097

NET ASSETS
Beginning of period	1,245,804,034	119,810,625	183,295,846	146,257,718	83,510,458
End of period	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

Beginning units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920
Units issued	15,112,947	39,581,597	4,163,733	1,843,381	1,237,009
Units redeemed	(14,363,063)	(7,233,452)	(3,173,846)	(1,943,145)	(1,077,066)
Ending units	96,112,523	40,564,790	13,887,537	7,451,722	4,832,863

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,809,129)	$(8,916,008)	$(5,335,128)	$(6,336,399)	$(2,920,898)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,781,865	47,843,060	28,018,127	45,986,613	21,567,889
Net change in unrealized appreciation (depreciation) on investments	17,956,205	103,852,175	81,686,949	67,375,551	44,643,220
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,928,941	142,779,227	104,369,948	107,025,765	63,290,211

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,388,627	12,541,993	6,807,666	6,317,399	10,473,471
Annuity payments	(113,095)	(342,992)	(537,258)	(274,778)	(256,884)
Surrenders, withdrawals and death benefits	(10,782,613)	(50,314,345)	(36,192,078)	(36,590,176)	(16,623,816)
Net transfers between other subaccounts
or fixed rate option	12,835,111	12,182,144	16,107,461	4,655,184	9,960,135
Miscellaneous transactions	12,243	27,603	(2,512)	43,161	3,715
Other charges	(1,034,827)	(5,407,170)	(4,246,013)	(3,633,466)	(1,762,168)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,305,446	(31,312,767)	(18,062,734)	(29,482,676)	1,794,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,234,387	111,466,460	86,307,214	77,543,089	65,084,664

NET ASSETS
Beginning of period	101,851,723	503,319,469	371,821,543	365,723,843	176,702,614
End of period	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

Beginning units	5,875,034	25,756,780	21,289,126	15,298,440	7,727,932
Units issued	1,741,047	4,933,287	3,252,877	2,704,286	2,480,191
Units redeemed	(1,578,903)	(6,132,168)	(4,061,735)	(3,652,098)	(2,243,900)
Ending units	6,037,178	24,557,899	20,480,268	14,350,628	7,964,223

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,953,522)	$(2,482,843)	$(3,614,472)	$(3,472,773)	$(169,194,039)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,548,104	2,245,396	19,072,550	1,525,017	515,282,836
Net change in unrealized appreciation (depreciation) on investments	42,822,740	5,429,235	35,099,149	30,581,352	1,523,726,977
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,417,322	5,191,788	50,557,227	28,633,596	1,869,815,774

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,359,114	8,717,175	6,939,232	2,328,506	264,274,666
Annuity payments	(69,837)	(257,645)	(206,598)	(215,048)	(2,495,688)
Surrenders, withdrawals and death benefits	(25,524,124)	(25,245,979)	(21,178,655)	(17,333,276)	(795,467,334)
Net transfers between other subaccounts
or fixed rate option	33,281,328	39,611,855	7,684,883	45,027,453	307,652,833
Miscellaneous transactions	9,287	(229)	13,416	2,010	52,756
Other charges	(2,896,784)	(1,246,108)	(2,163,855)	(2,043,408)	(124,981,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,158,984	21,579,069	(8,911,577)	27,766,237	(350,964,518)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,576,306	26,770,857	41,645,650	56,399,833	1,518,851,256

NET ASSETS
Beginning of period	275,011,841	154,769,132	223,948,245	180,098,308	9,844,072,579
End of period	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

Beginning units	14,848,798	15,417,587	9,827,602	20,118,870	650,404,771
Units issued	4,255,495	7,324,190	2,387,774	7,653,105	64,104,410
Units redeemed	(3,418,205)	(5,266,185)	(2,701,411)	(4,815,589)	(80,930,238)
Ending units	15,686,088	17,475,592	9,513,965	22,956,386	633,578,943

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,837,129)	$(3,480,875)	$(2,213,695)	$(23,498,644)	$(141,653,891)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,726,838	9,774,458	1,311,902	50,348,425	526,340,217
Net change in unrealized appreciation (depreciation) on investments	74,396,741	41,181,483	1,258,940	222,996,289	1,220,847,192
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	99,286,450	47,475,066	357,147	249,846,070	1,605,533,518

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,995,308	4,045,743	4,759,322	48,920,703	271,432,658
Annuity payments	(159,700)	(177,620)	(96,609)	(485,990)	(2,223,023)
Surrenders, withdrawals and death benefits	(33,042,341)	(18,148,786)	(15,325,816)	(103,482,949)	(586,803,489)
Net transfers between other subaccounts
or fixed rate option	6,018,937	13,002,037	23,491,359	75,124,282	411,086,697
Miscellaneous transactions	(1,073)	3,579	(382)	10,438	67,726
Other charges	(3,828,742)	(2,057,614)	(1,711,046)	(17,495,683)	(94,654,578)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,017,611)	(3,332,661)	11,116,828	2,590,801	(1,094,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,268,839	44,142,405	11,473,975	252,436,871	1,604,439,509

NET ASSETS
Beginning of period	354,583,679	184,019,710	167,384,713	1,310,262,711	7,745,029,185
End of period	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

Beginning units	20,366,307	15,994,454	16,606,863	102,639,633	498,528,585
Units issued	3,978,921	4,178,332	3,973,534	11,672,524	77,163,676
Units redeemed	(4,901,383)	(4,376,903)	(2,959,255)	(11,268,374)	(73,477,059)
Ending units	19,443,845	15,795,883	17,621,142	103,043,783	502,215,202

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(44,754,001)	$(114,065,840)	$(67,957,288)	$(51,870,267)	$(198,598,615)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	100,032,450	407,630,726	202,237,202	143,726,508	426,883,895
Net change in unrealized appreciation (depreciation) on investments	284,426,088	888,780,487	373,477,412	454,816,296	1,753,479,766
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	339,704,537	1,182,345,373	507,757,326	546,672,537	1,981,765,046

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,253,992	235,041,902	120,287,355	64,824,288	214,450,170
Annuity payments	(1,360,420)	(4,550,263)	(4,236,513)	(812,624)	(2,512,105)
Surrenders, withdrawals and death benefits	(191,790,300)	(534,484,388)	(439,144,640)	(240,811,553)	(892,871,161)
Net transfers between other subaccounts
or fixed rate option	370,107,736	196,585,979	284,025,448	140,196,997	990,686,650
Miscellaneous transactions	(6,117)	(16,971)	393	1,656	(5,164)
Other charges	(26,939,499)	(77,131,361)	(43,156,250)	(38,238,550)	(148,811,986)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	177,265,392	(184,555,102)	(82,224,207)	(74,839,786)	160,936,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	516,969,929	997,790,271	425,533,119	471,832,751	2,142,701,450

NET ASSETS
Beginning of period	2,281,768,895	6,701,811,750	3,901,018,323	2,980,411,166	11,139,503,571
End of period	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

Beginning units	186,564,308	454,582,371	292,347,218	223,079,707	735,148,564
Units issued	47,843,687	50,961,223	44,495,151	25,364,367	126,837,899
Units redeemed	(34,689,377)	(59,935,128)	(49,118,304)	(29,136,031)	(114,113,417)
Ending units	199,718,618	445,608,466	287,724,065	219,308,043	747,873,046

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(98,405,443)	$(14,245,651)	$642,684	$(4,196,921)	$(23,968,850)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	355,724,381	92,928,484	—	20,176,419	41,747,534
Net change in unrealized appreciation (depreciation) on investments	871,809,781	135,337,036	—	48,159,247	93,482,322
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,129,128,719	214,019,869	642,684	64,138,745	111,261,006

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	122,982,899	32,575,226	40,460,069	7,514,989	16,133,543
Annuity payments	(1,200,379)	(1,099,425)	(537,336)	(199,526)	(1,780,648)
Surrenders, withdrawals and death benefits	(471,745,943)	(82,040,549)	(949,867,930)	(21,886,057)	(148,047,831)
Net transfers between other subaccounts
or fixed rate option	138,084,890	49,168,060	923,007,055	21,066,300	182,127,280
Miscellaneous transactions	21,743	61,864	1,122	5,834	12,861
Other charges	(71,059,072)	(8,060,787)	(1,204,551)	(2,288,937)	(14,507,262)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(282,915,862)	(9,395,611)	11,858,429	4,212,603	33,937,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,212,857	204,624,258	12,501,113	68,351,348	145,198,949

NET ASSETS
Beginning of period	5,670,024,918	806,817,394	218,732,261	223,149,485	1,411,076,520
End of period	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

Beginning units	369,894,103	29,237,797	23,879,398	10,534,931	124,402,677
Units issued	34,138,602	6,697,000	46,215,829	2,743,605	29,372,598
Units redeemed	(48,391,749)	(6,602,864)	(44,953,814)	(2,510,068)	(26,942,581)
Ending units	355,640,956	29,331,933	25,141,413	10,768,468	126,832,694

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019**

OPERATIONS
Net investment income (loss)	$(1,847,075)	$(3,167,380)	$(42,551,075)	$(18,601,783)	$(681,291)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,888,721	15,304,164	277,211,839	29,547,859	1,251,260
Net change in unrealized appreciation (depreciation) on investments	20,310,920	58,287,199	7,157,533	119,133,859	(513,940)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,352,566	70,423,983	241,818,297	130,079,935	56,029

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,100,001	5,807,260	32,585	15,277,921	—
Annuity payments	(135,122)	(156,582)	(404,969)	(596,886)	—
Surrenders, withdrawals and death benefits	(9,539,624)	(20,003,944)	(156,339,645)	(119,588,808)	(6,311,493)
Net transfers between other subaccounts
or fixed rate option	11,775,018	(4,049,760)	(5,640,890,539)	125,244,632	(63,294,806)
Miscellaneous transactions	5,374	2,538	1,777	(641)	(448)
Other charges	(1,029,526)	(2,732,374)	(33,081,430)	(12,924,230)	(42,542)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,176,121	(21,132,862)	(5,830,682,221)	7,411,988	(69,649,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,528,687	49,291,121	(5,588,863,924)	137,491,923	(69,593,260)

NET ASSETS
Beginning of period	112,783,217	234,931,198	7,019,501,857	1,185,538,988	69,593,260
End of period	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

Beginning units	10,562,740	18,471,642	571,595,380	96,819,955	6,207,848
Units issued	2,635,849	2,747,032	94,124,419	20,317,768	119,277
Units redeemed	(2,353,937)	(4,148,767)	(568,369,655)	(19,870,512)	(6,327,125)
Ending units	10,844,652	17,069,907	97,350,144	97,267,211	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,075,475)	$(3,138,136)	$(4,580,687)	$(57,838,719)	$(36,857,029)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,509,144	3,277,880	18,832,417	127,675,464	97,792,731
Net change in unrealized appreciation (depreciation) on investments	10,344,486	20,233,880	41,363,201	494,617,994	316,776,525
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,778,155	20,373,624	55,614,931	564,454,739	377,712,227

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,583,032	1,675,279	7,005,451	62,402,441	68,045,193
Annuity payments	(6,605)	(21,264)	(89,438)	(1,074,123)	(162,586)
Surrenders, withdrawals and death benefits	(5,193,333)	(14,727,470)	(23,750,511)	(262,534,734)	(147,576,727)
Net transfers between other subaccounts
or fixed rate option	4,518,590	33,006,186	28,075,788	236,013,628	143,829,790
Miscellaneous transactions	632	1,861	17,246	(7,317)	15,416
Other charges	(654,709)	(2,079,864)	(2,835,812)	(46,283,353)	(28,287,713)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,247,607	17,854,728	8,422,724	(11,483,458)	35,863,373

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,025,762	38,228,352	64,037,655	552,971,281	413,575,600

NET ASSETS
Beginning of period	57,714,975	171,196,680	258,664,568	3,400,440,878	2,084,921,977
End of period	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

Beginning units	3,863,971	18,398,504	13,467,787	262,006,212	147,089,747
Units issued	1,240,097	6,776,561	3,527,667	31,236,386	21,741,372
Units redeemed	(1,128,208)	(5,119,014)	(3,077,042)	(30,803,019)	(18,140,297)
Ending units	3,975,860	20,056,051	13,918,412	262,439,579	150,690,822

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(31,222,894)	$(7,036)	$924	$(7,014)	$(21,164)
Capital gains distributions received	—	27,323	80,009	38,005	205,653
Net realized gain (loss) on shares redeemed	52,623,402	26,673	(18,183)	58,608	51,943
Net change in unrealized appreciation (depreciation) on investments	244,893,079	62,504	46,353	88,450	24,300
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	266,293,587	109,464	109,103	178,049	260,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,629,241	—	5,214	16,726	10,613
Annuity payments	(459,236)	—	—	—	—
Surrenders, withdrawals and death benefits	(130,827,570)	(11,544)	(10,374)	(42,483)	(71,777)
Net transfers between other subaccounts
or fixed rate option	209,986,567	102,510	28,001	(162,424)	118,264
Miscellaneous transactions	(6,304)	—	—	21	3
Other charges	(25,325,861)	(4,396)	(5,143)	(6,582)	(13,892)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	102,996,837	86,570	17,698	(194,742)	43,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	369,290,424	196,034	126,801	(16,693)	303,943

NET ASSETS
Beginning of period	1,775,755,842	432,173	405,129	712,958	1,412,832
End of period	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

Beginning units	146,491,433	16,200	23,269	58,275	55,775
Units issued	26,618,217	9,074	8,395	14,233	20,272
Units redeemed	(18,347,847)	(5,877)	(6,434)	(26,146)	(18,105)
Ending units	154,761,803	19,397	25,230	46,362	57,942

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,933)	$(8,360)	$(4,747)	$1,424	$(6,320)
Capital gains distributions received	98,644	60,558	17,392	14,050	72,583
Net realized gain (loss) on shares redeemed	17,156	(9,277)	(191)	2,021	(13,724)
Net change in unrealized appreciation (depreciation) on investments	27,753	66,525	88,383	34,450	32,308
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	136,620	109,446	100,837	51,945	84,847

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,294	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,460)	(27,680)	(37,082)	(10,469)	(34,721)
Net transfers between other subaccounts
or fixed rate option	(94,166)	25,242	229,696	124,002	(99,757)
Miscellaneous transactions	—	—	—	55	—
Other charges	(4,775)	(4,947)	(3,899)	(2,564)	(3,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,107)	(7,385)	188,715	111,024	(138,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,513	102,061	289,552	162,969	(53,384)

NET ASSETS
Beginning of period	472,779	487,977	332,837	174,678	579,708
End of period	$507,292	$590,038	$622,389	$337,647	$526,324

Beginning units	27,062	27,609	20,252	12,443	26,844
Units issued	3,989	5,308	12,894	9,576	4,357
Units redeemed	(8,872)	(5,299)	(3,134)	(4,305)	(9,746)
Ending units	22,179	27,618	30,012	17,714	21,455
The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,788)	$1,257	$3,188	$(16,125)	$(3,606)
Capital gains distributions received	—	—	34,692	259,818	79,755
Net realized gain (loss) on shares redeemed	(9,193)	(2,163)	9,996	19,508	22,416
Net change in unrealized appreciation (depreciation) on investments	56,133	9,226	53,569	(4,021)	96,292
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,152	8,320	101,445	259,180	194,857

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	3,581	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,904)	(3,486)	(9,555)	(39,148)	(17,936)
Net transfers between other subaccounts
or fixed rate option	(85,961)	10,282	151,772	141,460	63,004
Miscellaneous transactions	11	—	—	—	39
Other charges	(1,473)	(587)	(5,173)	(8,610)	(6,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(101,327)	6,209	140,625	93,702	38,901

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,175)	14,529	242,070	352,882	233,758

NET ASSETS
Beginning of period	291,669	64,024	414,629	866,484	683,982
End of period	$234,494	$78,553	$656,699	$1,219,366	$917,740

Beginning units	16,720	5,888	24,933	43,260	49,052
Units issued	3,676	2,550	10,998	10,408	9,904
Units redeemed	(8,797)	(2,038)	(4,582)	(5,997)	(7,205)
Ending units	11,599	6,400	31,349	47,671	51,751

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,714,634)	$(661,003)	$(996,526)	$3,767	$(11,392)
Capital gains distributions received	—	—	—	63,442	83,048
Net realized gain (loss) on shares redeemed	21,741,924	315,574	3,303,343	(12,510)	58,108
Net change in unrealized appreciation (depreciation) on investments	48,983,795	637,496	(1,240,475)	(34,651)	79,867
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	67,011,085	292,067	1,066,342	20,048	209,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,126,522	—	—	—	173
Annuity payments	(159,229)	—	—	—	—
Surrenders, withdrawals and death benefits	(23,510,893)	(11,475,042)	(4,120,312)	(13,142)	(224,177)
Net transfers between other subaccounts
or fixed rate option	12,841,464	47,000,736	(8,727,674)	(7,254)	(22,342)
Miscellaneous transactions	2,783	581	214	—	2
Other charges	(2,226,502)	(3,947)	(28,654)	(443)	(2,147)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	74,145	35,522,328	(12,876,426)	(20,839)	(248,491)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,085,230	35,814,395	(11,810,084)	(791)	(38,860)

NET ASSETS
Beginning of period	213,715,238	10,234,442	46,916,792	156,441	705,016
End of period	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

Beginning units	9,214,671	873,859	3,939,092	9,950	177,323
Units issued	2,511,491	4,158,728	2,136,355	211	753
Units redeemed	(2,377,673)	(1,158,262)	(3,297,067)	(1,455)	(54,104)
Ending units	9,348,489	3,874,325	2,778,380	8,706	123,972

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,945)	$(557,051)	$(14,586,632)	$(29,202,734)	$(15,374)
Capital gains distributions received	62,057	—	—	—	145,054
Net realized gain (loss) on shares redeemed	16,955	683,494	83,137,060	49,472,488	63,241
Net change in unrealized appreciation (depreciation) on investments	13,779	704,332	140,360,164	251,314,114	148,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	85,846	830,775	208,910,592	271,583,868	341,610

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	218,336,187	57,193,306	—
Annuity payments	—	—	(146,688)	(3,084,920)	—
Surrenders, withdrawals and death benefits	(51,616)	(2,215,768)	(227,650,351)	(133,193,607)	(256,717)
Net transfers between other subaccounts
or fixed rate option	19,510	(4,907,575)	(4,084,188)	88,666,892	(35,232)
Miscellaneous transactions	—	(1,380)	47,737	(1,875)	—
Other charges	(448)	(25,988)	(2,961,296)	(20,826,561)	(1,805)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,554)	(7,150,711)	(16,458,599)	(11,246,765)	(293,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,292	(6,319,936)	192,451,993	260,337,103	47,856

NET ASSETS
Beginning of period	368,385	27,093,949	1,066,651,624	1,681,427,316	1,279,643
End of period	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

Beginning units	16,751	2,413,046	77,775,300	142,882,750	65,422
Units issued	1,574	264,019	19,985,334	12,032,806	128
Units redeemed	(2,776)	(892,530)	(17,011,589)	(12,476,187)	(13,186)
Ending units	15,549	1,784,535	80,749,045	142,439,369	52,364

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,477,200)	$(155,592)	$(9,495,287)	$(65,035)	$(2,498,174)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,229,725	481,393	12,971,618	109,502	7,738,561
Net change in unrealized appreciation (depreciation) on investments	22,800,788	36,177	115,460,259	912,280	36,587,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,553,313	361,978	118,936,590	956,747	41,827,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,612,135	—	79,401,998	1,049,334	8,013,111
Annuity payments	(180,241)	—	(92,723)	—	(142,721)
Surrenders, withdrawals and death benefits	(48,354,340)	(858,012)	(37,959,063)	(371,914)	(11,114,386)
Net transfers between other subaccounts
or fixed rate option	75,258,512	(3,726,060)	84,909,200	(238,699)	29,780,387
Miscellaneous transactions	(87)	(338)	(3,138)	1,049	(1,538)
Other charges	(3,464,178)	(5,387)	(8,141,363)	(29,714)	(1,538,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	39,871,801	(4,589,797)	118,114,911	410,056	24,995,954

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,425,114	(4,227,819)	237,051,501	1,366,803	66,823,839

NET ASSETS
Beginning of period	295,254,166	10,166,811	511,595,147	6,818,248	138,715,955
End of period	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

Beginning units	26,711,644	1,036,940	40,452,623	676,246	8,592,386
Units issued	10,861,973	161,279	12,166,452	191,597	3,707,207
Units redeemed	(7,295,542)	(625,054)	(3,679,887)	(154,276)	(2,262,132)
Ending units	30,278,075	573,165	48,939,188	713,567	10,037,461

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(238,809)	$(254,850)	$(2,219,077)	$(234,319,805)	$(189,444)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,113,553	(45,560)	8,737,614	7,000,132	590,491
Net change in unrealized appreciation (depreciation) on investments	(174,251)	4,546,379	30,596,302	2,007,497,930	3,533,007
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	700,493	4,245,969	37,114,839	1,780,178,257	3,934,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,221,921	5,529,274	3,288,521,346	2,796,158
Annuity payments	—	(41,696)	(200,898)	(1,691,348)	(42,910)
Surrenders, withdrawals and death benefits	(1,520,843)	(1,786,629)	(10,728,393)	(714,654,957)	(1,298,179)
Net transfers between other subaccounts
or fixed rate option	(14,995,114)	620,333	26,600,286	30,000,216	(183,279)
Miscellaneous transactions	(59)	1,737	4,320	92,174	1,504
Other charges	(4,397)	(112,953)	(1,309,222)	(1,360,685)	(85,569)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,520,413)	2,902,713	19,895,367	2,600,906,746	1,187,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,819,920)	7,148,682	57,010,206	4,381,085,003	5,121,779

NET ASSETS
Beginning of period	20,452,659	23,988,989	117,570,092	9,805,072,122	17,549,835
End of period	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

Beginning units	2,166,830	2,405,900	7,719,740	941,647,455	1,160,988
Units issued	354,204	648,945	3,227,268	234,052,490	307,834
Units redeemed	(2,061,023)	(376,018)	(2,039,649)	(5,850,681)	(225,295)
Ending units	460,011	2,678,827	8,907,359	1,169,849,264	1,243,527

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(136,504)	$(359,310)	$(31,630,598)	$(212,832)	$(464,703)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	473,945	1,769,583	8,742,547	378,085	1,144,647
Net change in unrealized appreciation (depreciation) on investments	3,136,220	(227,063)	456,642,009	5,775,199	12,965,037
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,473,661	1,183,210	433,753,958	5,940,452	13,644,981

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,443,748	—	521,434,277	4,852,735	8,390,239
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(961,971)	(3,156,719)	(68,427,264)	(1,668,761)	(4,403,069)
Net transfers between other subaccounts
or fixed rate option	(99,558)	(19,704,579)	359,395,287	286,010	14,010,611
Miscellaneous transactions	(430)	288	(24,865)	(3,391)	(656)
Other charges	(68,660)	(5,018)	(29,970,509)	(197,961)	(421,719)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,313,129	(22,866,028)	782,406,926	3,268,632	17,575,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,786,790	(21,682,818)	1,216,160,884	9,209,084	31,220,387

NET ASSETS
Beginning of period	13,957,331	30,694,154	1,489,625,043	29,295,145	52,914,322
End of period	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

Beginning units	882,618	2,826,703	125,667,557	2,648,355	4,446,454
Units issued	249,667	542,905	63,219,605	520,475	1,987,457
Units redeemed	(143,080)	(2,593,975)	(3,363,424)	(221,139)	(544,382)
Ending units	989,205	775,633	185,523,738	2,947,691	5,889,529

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(461,959)	$(114,573)	$(220,524)	$(227,667)	$(13,067)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,431,477	29,715	648,451	296,200	(23,571)
Net change in unrealized appreciation (depreciation) on investments	9,001,752	1,039,596	7,569,930	2,627,277	(50,322)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,971,270	954,738	7,997,857	2,695,810	(86,960)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,565,437	2,272,649	5,395,868	4,944,503	282,471
Annuity payments	—	—	(69,662)	(25,769)	—
Surrenders, withdrawals and death benefits	(4,122,599)	(1,526,577)	(1,548,619)	(2,265,055)	(101,089)
Net transfers between other subaccounts
or fixed rate option	(3,479,323)	(1,096,925)	(947,206)	(358,958)	(278,883)
Miscellaneous transactions	2,968	(80)	1,823	373	44
Other charges	(434,774)	(111,797)	(205,021)	(217,052)	(12,107)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(468,291)	(462,730)	2,627,183	2,078,042	(109,564)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,502,979	492,008	10,625,040	4,773,852	(196,524)

NET ASSETS
Beginning of period	70,334,479	19,025,770	30,681,919	33,023,829	2,420,854
End of period	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

Beginning units	5,860,541	1,990,339	2,697,700	3,215,908	254,063
Units issued	738,387	285,974	540,506	608,095	48,072
Units redeemed	(734,796)	(345,202)	(313,228)	(415,939)	(59,067)
Ending units	5,864,132	1,931,111	2,924,978	3,408,064	243,068

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(39,994)	$(43,130)	$(6,129,182)	$(1,147,004)	$(26,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,179	31,624	1,944,596	4,288,992	28,177
Net change in unrealized appreciation (depreciation) on investments	1,524,442	315,620	68,455,594	1,606,856	260,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,591,627	304,114	64,271,008	4,748,844	262,578

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	951,985	1,962,787	69,601,750	—	1,462,283
Annuity payments	—	—	(25,100)	(54,367)	—
Surrenders, withdrawals and death benefits	(188,012)	(365,330)	(12,939,085)	(8,833,850)	(178,226)
Net transfers between other subaccounts
or fixed rate option	(294,350)	1,864,509	65,412,318	(31,388,847)	(79,061)
Miscellaneous transactions	(15)	(130)	(13,546)	(38)	4
Other charges	(36,640)	(40,082)	(6,070,983)	(21,543)	(24,037)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	432,968	3,421,754	115,965,354	(40,298,645)	1,180,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,024,595	3,725,868	180,236,362	(35,549,801)	1,443,541

NET ASSETS
Beginning of period	5,675,867	5,149,142	321,087,527	74,689,589	3,850,443
End of period	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

Beginning units	529,148	548,603	29,409,375	7,783,001	361,055
Units issued	100,400	515,367	11,277,973	2,248,355	159,022
Units redeemed	(58,916)	(161,563)	(1,334,892)	(6,267,890)	(47,408)
Ending units	570,632	902,407	39,352,456	3,763,466	472,669

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	6/28/2019**	12/31/2019	12/31/2019	6/28/2019**

OPERATIONS
Net investment income (loss)	$(12,083)	$(7,312)	$(15,905)	$(28,255)	$(8,380)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,731	4,365	28,767	35,796	(8,600)
Net change in unrealized appreciation (depreciation) on investments	155,979	7,333	132,294	618,027	119,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	153,627	4,386	145,156	625,568	102,294

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	705,871	210,974	648,180	732,672	46,093
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(72,076)	(27,777)	(96,738)	(149,849)	(22,211)
Net transfers between other subaccounts
or fixed rate option	172,242	(2,342,183)	558,735	98,753	(3,034,613)
Miscellaneous transactions	221	(21)	(380)	(75)	(9)
Other charges	(10,644)	(6,799)	(14,598)	(25,409)	(7,613)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	795,614	(2,165,806)	1,095,199	656,092	(3,018,353)

TOTAL INCREASE (DECREASE) IN NET ASSETS	949,241	(2,161,420)	1,240,355	1,281,660	(2,916,059)

NET ASSETS
Beginning of period	1,609,795	2,161,420	2,103,437	3,886,044	2,916,059
End of period	$2,559,036	$—	$3,343,792	$5,167,704	$—

Beginning units	154,322	241,063	195,134	378,169	340,397
Units issued	88,150	66,771	136,752	101,880	25,751
Units redeemed	(13,379)	(307,834)	(37,178)	(42,056)	(366,148)
Ending units	229,093	—	294,708	437,993	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	6/28/2019**	1/25/2019**	12/31/2019

OPERATIONS
Net investment income (loss)	$(46,772)	$(53,610)	$(14,083)	$(6,066)	$352,609
Capital gains distributions received	—	—	—	—	1,896,144
Net realized gain (loss) on shares redeemed	4,384	12,219	493,418	1,171,187	100
Net change in unrealized appreciation (depreciation) on investments	1,172,475	431,800	7,321	(655,665)	4,703,648
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,130,087	390,409	486,656	509,456	6,952,501

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,120,222	867,667	302,645	344,340	7,045,210
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(226,807)	(405,087)	(39,412)	(73,964)	(2,035,097)
Net transfers between other subaccounts
or fixed rate option	306,429	182,510	(5,578,278)	(15,027,786)	16,249
Miscellaneous transactions	67	(215)	(13)	1,047	924
Other charges	(42,679)	(51,411)	(14,362)	(7,016)	(251,081)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,157,232	593,464	(5,329,420)	(14,763,379)	4,776,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,287,319	983,873	(4,842,764)	(14,253,923)	11,728,706

NET ASSETS
Beginning of period	6,560,071	8,325,853	4,842,764	14,253,923	39,435,605
End of period	$8,847,390	$9,309,726	$—	$—	$51,164,311

Beginning units	668,651	874,887	456,087	1,268,915	3,692,794
Units issued	182,989	132,737	31,143	20,566	729,398
Units redeemed	(72,611)	(73,133)	(487,230)	(1,289,481)	(291,759)
Ending units	779,029	934,491	—	—	4,130,433

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$421,090	$(1,184,283)	$24,421	$(293,808)	$(192,026)
Capital gains distributions received	44,540	—	—	—	—
Net realized gain (loss) on shares redeemed	60,545	4,461,791	126,822	1,938,487	306,521
Net change in unrealized appreciation (depreciation) on investments	1,560,300	2,285,245	929,895	(155,348)	(70,028)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,086,475	5,562,753	1,081,138	1,489,331	44,467

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,716,247	—	6,933	—	—
Annuity payments	—	—	(65,825)	—	—
Surrenders, withdrawals and death benefits	(753,615)	(10,809,037)	(493,932)	(1,931,823)	(2,261,737)
Net transfers between other subaccounts
or fixed rate option	901,888	(46,769,924)	(101,594)	(17,083,356)	17,952,073
Miscellaneous transactions	(349)	(6,677)	305	137,288	124
Other charges	(102,334)	(31,386)	(23,463)	(5,319)	(3,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,761,837	(57,617,024)	(677,576)	(18,883,210)	15,687,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,848,312	(52,054,271)	403,562	(17,393,879)	15,731,812

NET ASSETS
Beginning of period	13,988,226	86,290,881	5,533,421	26,722,851	3,009,145
End of period	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

Beginning units	1,264,337	9,049,585	506,495	2,787,789	312,997
Units issued	472,206	2,095,465	19,281	2,042,450	2,184,561
Units redeemed	(142,375)	(7,848,603)	(75,070)	(3,943,588)	(732,015)
Ending units	1,594,168	3,296,447	450,706	886,651	1,765,543

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,798,261)	$(97,827)	$(966,371)	$(680,217)	$(238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,774	(6,275)	21,723	71,948	1
Net change in unrealized appreciation (depreciation) on investments	112,524,122	(119,031)	13,051,597	8,199,888	1,148
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	104,792,635	(223,133)	12,106,949	7,591,619	911

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	458,956,756	—	153,911,798	114,530,816	278,535
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,902,684)	(1,694,310)	(551,814)	(573,486)	—
Net transfers between other subaccounts
or fixed rate option	80,045,106	12,144,440	7,427,163	7,286,415	—
Miscellaneous transactions	(6,597)	94,520	11,841	5,344	—
Other charges	(7,625,018)	(304)	(711,987)	(591,848)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	523,467,563	10,544,346	160,087,001	120,657,241	278,535

TOTAL INCREASE (DECREASE) IN NET ASSETS	628,260,198	10,321,213	172,193,950	128,248,860	279,446

NET ASSETS
Beginning of period	274,473,102	—	—	—	—
End of period	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

Beginning units	28,990,091	—	—	—	—
Units issued	50,118,528	3,763,328	14,205,968	11,103,167	27,773
Units redeemed	(133,918)	(2,842,978)	(81,612)	(214,090)	—
Ending units	78,974,701	920,350	14,124,356	10,889,077	27,773
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(238)	$(218)	$(744)	$(238)	$(461)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,386	1,498	5,018	1,090	8,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,149	1,281	4,278	853	7,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	278,534	261,034	640,035	278,535	1,091,132
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	73
Miscellaneous transactions	—	—	—	—	367
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	278,534	261,034	640,035	278,535	1,091,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	279,683	262,315	644,313	279,388	1,099,409

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$279,683	$262,315	$644,313	$279,388	$1,099,409

Beginning units	—	—	—	—	—
Units issued	27,742	26,072	63,601	27,768	106,752
Units redeemed	—	—	—	—	(26)
Ending units	27,742	26,072	63,601	27,768	106,726

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$33,696	$(1,837,732)	$(2,522,005)	$(147,673)	$(180,128)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,696	(2,291,874)	(8,672,265)	(535,298)	(455,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,109,260	754,870	628,347	24,817	10,000
Annuity payments	(1,251,270)	(1,635,135)	(883,438)	(157,682)	(174,200)
Surrenders, withdrawals and death benefits	(15,704,956)	(15,409,667)	(18,733,635)	(1,085,036)	(1,632,626)
Net transfers between other subaccounts
or fixed rate option	10,767,531	1,565,253	(3,781,891)	(72,825)	(451,507)
Miscellaneous transactions	5,502	4,612	5,060	385	34
Other charges	(102,328)	(32,379)	(139,476)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,176,261)	(14,752,446)	(22,905,033)	(1,290,341)	(2,248,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,142,565)	(17,044,320)	(31,577,298)	(1,825,639)	(2,704,252)

NET ASSETS
Beginning of period	82,409,467	140,779,795	176,689,783	11,108,455	13,994,718
End of period	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Beginning units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
Units issued	14,932,722	621,807	442,257	12,629	15,492
Units redeemed	(19,435,976)	(6,134,079)	(6,421,856)	(395,736)	(769,823)
Ending units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,339,958)	$1,889,605	$(42,051)	$(4,168,246)	$(821,789)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,383,058)	(3,415,692)	(584,224)	(16,305,349)	(4,310,355)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	630,124	331,874	6,337	12,784,179	205,759
Annuity payments	(1,373,538)	(758,470)	(20,685)	(1,658,121)	(327,167)
Surrenders, withdrawals and death benefits	(23,535,629)	(16,239,176)	(230,424)	(28,784,235)	(6,053,257)
Net transfers between other subaccounts
or fixed rate option	(2,550,792)	213,851	(13,597)	3,072,515	(360,062)
Miscellaneous transactions	11,103	(3,363)	(74)	11,342	948
Other charges	(307,866)	(189,435)	—	(320,995)	(65,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,126,598)	(16,644,719)	(258,443)	(14,895,315)	(6,598,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,509,656)	(20,060,411)	(842,667)	(31,200,664)	(10,909,242)

NET ASSETS
Beginning of period	234,532,063	142,013,058	3,270,340	286,797,588	57,219,667
End of period	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Beginning units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
Units issued	456,648	418,112	6,472	3,086,099	483,594
Units redeemed	(8,575,239)	(3,835,949)	(56,597)	(10,366,220)	(2,787,704)
Ending units	61,202,859	25,232,505	567,488	72,391,992	17,862,656

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,375,839)	$(845,410)	$(22,007)	$346,126	$(351,818)
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,928,172)	(6,158,034)	(2,864,656)	(6,091,345)	(6,771,148)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	993,316	5,077,974	48,328	120,307	141,448
Annuity payments	(2,110,714)	(328,108)	(152,358)	(579,195)	(425,262)
Surrenders, withdrawals and death benefits	(30,358,309)	(6,133,117)	(2,144,388)	(8,073,289)	(6,760,791)
Net transfers between other subaccounts
or fixed rate option	(5,331,133)	1,191,128	48,382	(304,292)	(466,057)
Miscellaneous transactions	6,776	7,603	(210)	1,863	(1,028)
Other charges	(247,452)	(17,837)	(3,251)	(12,431)	(17,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,047,516)	(202,357)	(2,203,497)	(8,847,037)	(7,529,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,975,688)	(6,360,391)	(5,068,153)	(14,938,382)	(14,300,400)

NET ASSETS
Beginning of period	294,436,374	59,097,143	20,482,638	65,251,496	71,341,593
End of period	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Beginning units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
Units issued	951,243	1,040,972	254,061	60,818	22,671
Units redeemed	(9,137,411)	(1,544,021)	(1,375,646)	(2,275,920)	(2,477,456)
Ending units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(470,803)	$179,792	$(126,271)	$(826,324)	$57,442
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,566,755)	(8,777,455)	(838,942)	1,306,624	(2,339,742)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,508	75,061	16,761	177,225	35,940
Annuity payments	(286,098)	(342,473)	(284,341)	(220,730)	(76,843)
Surrenders, withdrawals and death benefits	(5,855,849)	(5,618,001)	(1,842,534)	(6,026,222)	(2,698,470)
Net transfers between other subaccounts
or fixed rate option	(1,053,094)	(121,655)	(145,682)	(1,348,825)	(1,295,800)
Miscellaneous transactions	2,109	(331)	(338)	(378)	1,179
Other charges	(14,417)	(13,235)	(3,837)	(15,287)	(4,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,126,841)	(6,020,634)	(2,259,971)	(7,434,217)	(4,038,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,693,596)	(14,798,089)	(3,098,913)	(6,127,593)	(6,378,203)

NET ASSETS
Beginning of period	55,171,307	60,057,192	18,257,977	60,860,818	26,278,917
End of period	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Beginning units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168
Units issued	15,063	60,495	15,920	137,101	48,246
Units redeemed	(2,083,959)	(1,769,757)	(648,781)	(1,903,980)	(1,088,964)
Ending units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(331,988)	$(613,948)	$(144,592)	$(121,888)	$(1,367,520)
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,306,691)	(2,362,316)	(3,414,804)	107,287	(12,290,766)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,165	76,311	35,112	1,351	304,250
Annuity payments	(207,535)	(359,545)	(148,155)	(28,023)	(228,765)
Surrenders, withdrawals and death benefits	(2,364,522)	(5,409,507)	(2,533,583)	(847,167)	(8,803,410)
Net transfers between other subaccounts
or fixed rate option	(270,586)	(812,474)	(224,542)	(101,372)	(806,238)
Miscellaneous transactions	(366)	(2,315)	(403)	(167)	(1,995)
Other charges	(5,372)	(8,601)	(4,396)	(1,506)	(208,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,811,216)	(6,516,131)	(2,875,967)	(976,884)	(9,744,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,117,907)	(8,878,447)	(6,290,771)	(869,597)	(22,035,743)

NET ASSETS
Beginning of period	24,042,841	44,792,277	25,779,494	8,716,310	90,794,381
End of period	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Beginning units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843
Units issued	115,845	117,287	55,813	362,410	359,610
Units redeemed	(936,854)	(2,024,355)	(1,420,766)	(997,755)	(3,258,098)
Ending units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(131,587)	$(1,616,281)	$(491,121)	$(8,460,885)	$(3,479,154)
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,100)	(8,208,076)	(4,176,983)	(55,605,422)	(13,393,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,494	266,702	18,642	7,797,950	6,706,784
Annuity payments	(19,790)	(339,748)	(61,443)	(97,385)	(208,127)
Surrenders, withdrawals and death benefits	(914,674)	(11,749,045)	(2,913,058)	(44,687,203)	(15,473,116)
Net transfers between other subaccounts
or fixed rate option	(466,313)	(2,293,168)	239,731	(55,736,738)	(27,869,017)
Miscellaneous transactions	482	(351)	3,713	(1,612)	(3,823)
Other charges	(28,154)	(257,195)	(74,046)	(5,938,506)	(1,998,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,390,955)	(14,372,805)	(2,786,461)	(98,663,494)	(38,845,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,703,055)	(22,580,881)	(6,963,444)	(154,268,916)	(52,238,843)

NET ASSETS
Beginning of period	10,325,654	105,906,348	32,256,909	646,682,943	243,725,462
End of period	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Beginning units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393
Units issued	55,461	247,629	662,254	1,687,901	1,374,344
Units redeemed	(636,236)	(4,278,421)	(2,074,828)	(7,199,920)	(3,349,382)
Ending units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,084,511)	$(2,091,541)	$(3,025,002)	$(2,880,873)	$(1,693,494)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,557,687)	(15,308,901)	(6,641,249)	(20,694,922)	(19,022,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,574,944	8,733,710	12,055,438	6,295,796	1,433,712
Annuity payments	(508,393)	(29,211)	(52,715)	(54,821)	(92,422)
Surrenders, withdrawals and death benefits	(94,302,357)	(9,484,337)	(16,822,804)	(14,240,914)	(7,812,550)
Net transfers between other subaccounts
or fixed rate option	(158,847,109)	2,687,060	(22,955,238)	(4,994,570)	(9,191,296)
Miscellaneous transactions	(1,652)	11,183	(299)	(3,667)	(775)
Other charges	(15,716,408)	(1,165,823)	(1,574,254)	(1,680,405)	(939,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(219,800,975)	752,582	(29,349,872)	(14,678,581)	(16,603,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(318,358,662)	(14,556,319)	(35,991,121)	(35,373,503)	(35,625,686)

NET ASSETS
Beginning of period	1,564,162,696	134,366,944	219,286,967	181,631,221	119,136,144
End of period	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Beginning units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598
Units issued	5,773,041	2,023,181	2,081,441	1,596,042	544,858
Units redeemed	(21,762,529)	(1,984,059)	(4,012,504)	(2,243,701)	(1,332,536)
Ending units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,078,786)	$(9,245,001)	$(5,601,166)	$(6,861,791)	$(2,589,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	50,556,461	16,384,482
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(57,643,208)	(14,706,429)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,063,632)	(31,066,516)	(67,114,877)	(13,948,538)	(911,921)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864,362	15,216,451	10,480,478	7,904,668	12,907,236
Annuity payments	(58,884)	(115,686)	(252,480)	(250,309)	(68,380)
Surrenders, withdrawals and death benefits	(9,359,754)	(41,374,740)	(28,291,622)	(35,153,386)	(12,960,173)
Net transfers between other subaccounts
or fixed rate option	(11,890,901)	(42,428,665)	(5,891,108)	(55,129,165)	8,942,894
Miscellaneous transactions	(366)	(1,116)	13,456	1,209	25,176
Other charges	(1,119,403)	(5,477,187)	(4,627,075)	(3,863,189)	(1,570,310)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,564,946)	(74,180,943)	(28,568,351)	(86,490,172)	7,276,443

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,628,578)	(105,247,459)	(95,683,228)	(100,438,710)	6,364,522

NET ASSETS
Beginning of period	144,480,301	608,566,928	467,504,771	466,162,553	170,338,092
End of period	$101,851,723	$503,319,469	$371,821,543	$365,723,843	$176,702,614

Beginning units	6,774,556	29,238,537	22,705,280	18,618,717	7,414,319
Units issued	1,053,148	2,916,786	2,316,609	1,413,352	2,229,815
Units redeemed	(1,952,670)	(6,398,543)	(3,732,763)	(4,733,629)	(1,916,202)
Ending units	5,875,034	25,756,780	21,289,126	15,298,440	7,727,932

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,514,233)	$(2,338,604)	$(3,993,881)	$(4,002,822)	$(177,868,027)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,695,708	898,154	20,977,556	8,436,926	418,977,384
Net change in unrealized appreciation (depreciation) on investments	(79,213,633)	238,865	(41,401,304)	(47,784,486)	(996,059,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(62,032,158)	(1,201,585)	(24,417,629)	(43,350,382)	(754,950,446)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,608,694	11,627,718	10,887,662	4,208,075	334,086,492
Annuity payments	(130,004)	(335,264)	(21,762)	(178,034)	(3,808,497)
Surrenders, withdrawals and death benefits	(23,995,078)	(19,437,582)	(18,198,810)	(19,235,835)	(683,313,211)
Net transfers between other subaccounts
or fixed rate option	(30,173,583)	307,295	(17,352,698)	(44,248,565)	(610,661,683)
Miscellaneous transactions	(3,240)	(725)	7,058	561	36,926
Other charges	(3,069,385)	(1,115,192)	(2,274,109)	(2,249,995)	(125,417,625)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,762,596)	(8,953,750)	(26,952,659)	(61,703,793)	(1,089,077,598)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,794,754)	(10,155,335)	(51,370,288)	(105,054,175)	(1,844,028,044)

NET ASSETS
Beginning of period	381,806,595	164,924,467	275,318,533	285,152,483	11,688,100,623
End of period	$275,011,841	$154,769,132	$223,948,245	$180,098,308	$9,844,072,579

Beginning units	16,836,160	16,297,749	10,874,830	26,240,624	717,175,192
Units issued	1,745,466	4,462,911	1,591,029	2,757,922	20,335,251
Units redeemed	(3,732,828)	(5,343,073)	(2,638,257)	(8,879,676)	(87,105,672)
Ending units	14,848,798	15,417,587	9,827,602	20,118,870	650,404,771

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,243,792)	$(3,769,517)	$(2,357,086)	$(24,651,616)	$(146,486,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,671,565	8,319,332	1,066,188	69,999,257	390,967,717
Net change in unrealized appreciation (depreciation) on investments	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)	(940,486,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(45,420,833)	(46,452,465)	1,218,162	(97,281,106)	(696,005,483)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,008,537	3,004,602	7,169,298	51,011,025	412,006,164
Annuity payments	(166,894)	(127,168)	(113,225)	(905,801)	(1,982,575)
Surrenders, withdrawals and death benefits	(30,456,843)	(18,376,612)	(11,934,448)	(95,969,562)	(563,374,491)
Net transfers between other subaccounts
or fixed rate option	(26,419,723)	3,127,720	(15,264,221)	(155,902,464)	(377,444,178)
Miscellaneous transactions	5,707	10,178	(319)	(3,860)	61,246
Other charges	(3,890,620)	(2,107,164)	(1,895,059)	(17,464,967)	(91,550,123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(47,919,836)	(14,468,444)	(22,037,974)	(219,235,629)	(622,283,957)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,340,669)	(60,920,909)	(20,819,812)	(316,516,735)	(1,318,289,440)

NET ASSETS
Beginning of period	447,924,348	244,940,619	188,204,525	1,626,779,446	9,063,318,625
End of period	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711	$7,745,029,185

Beginning units	22,832,242	17,268,158	18,786,865	119,255,539	536,307,375
Units issued	2,355,549	3,047,975	2,102,823	4,870,682	40,275,843
Units redeemed	(4,821,484)	(4,321,679)	(4,282,825)	(21,486,588)	(78,054,633)
Ending units	20,366,307	15,994,454	16,606,863	102,639,633	498,528,585

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(50,473,778)	$(118,638,576)	$(71,698,542)	$(56,306,314)	$(217,546,690)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	187,014,681	314,455,670	180,171,357	145,458,678	451,187,522
Net change in unrealized appreciation (depreciation) on investments	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)	(1,451,976,804)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(285,799,131)	(477,498,645)	(190,058,632)	(326,144,034)	(1,218,335,972)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,034,477	309,440,633	123,259,547	104,575,533	345,303,812
Annuity payments	(1,868,444)	(4,013,577)	(4,013,716)	(705,292)	(3,459,359)
Surrenders, withdrawals and death benefits	(200,995,709)	(484,353,160)	(355,099,490)	(216,801,654)	(825,068,195)
Net transfers between other subaccounts
or fixed rate option	(572,315,054)	(306,458,533)	(244,690,902)	(277,999,447)	(1,459,617,465)
Miscellaneous transactions	(15,249)	(5,064)	(67,256)	4,745	(22,505)
Other charges	(28,809,678)	(75,901,820)	(43,441,171)	(39,572,482)	(153,661,458)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(769,969,657)	(561,291,521)	(524,052,988)	(430,498,597)	(2,096,525,170)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,055,768,788)	(1,038,790,166)	(714,111,620)	(756,642,631)	(3,314,861,142)

NET ASSETS
Beginning of period	3,337,537,683	7,740,601,916	4,615,129,943	3,737,053,797	14,454,364,713
End of period	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166	$11,139,503,571

Beginning units	245,825,116	489,239,827	329,485,420	253,498,091	865,745,078
Units issued	11,719,401	22,953,069	15,975,873	8,817,519	33,126,430
Units redeemed	(70,980,209)	(57,610,525)	(53,114,075)	(39,235,903)	(163,722,944)
Ending units	186,564,308	454,582,371	292,347,218	223,079,707	735,148,564
The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(103,960,557)	$(13,850,848)	$(245,020)	$(4,136,131)	$(25,627,413)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	289,364,077	82,017,760	—	21,220,336	27,088,454
Net change in unrealized appreciation (depreciation) on investments	(657,738,219)	(50,614,615)	—	(43,597,615)	(41,155,471)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(472,334,699)	17,552,297	(245,020)	(26,513,410)	(39,694,430)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	160,744,170	34,129,230	40,371,005	9,362,951	14,998,716
Annuity payments	(1,380,249)	(178,730)	(203,550)	(102,139)	(1,534,649)
Surrenders, withdrawals and death benefits	(409,223,138)	(64,468,315)	(859,470,284)	(18,521,500)	(129,988,466)
Net transfers between other subaccounts
or fixed rate option	(342,690,421)	(6,523,084)	839,151,563	5,092,053	(135,211,500)
Miscellaneous transactions	56,517	(32,401)	(1,025)	5,045	380
Other charges	(71,711,174)	(7,581,852)	(1,143,003)	(2,160,508)	(15,105,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(664,204,295)	(44,655,152)	18,704,706	(6,324,098)	(266,841,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,136,538,994)	(27,102,855)	18,459,686	(32,837,508)	(306,535,498)

NET ASSETS
Beginning of period	6,806,563,912	833,920,249	200,272,575	255,986,993	1,717,612,018
End of period	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485	$1,411,076,520

Beginning units	410,174,737	30,786,925	22,116,718	10,814,190	147,932,167
Units issued	10,377,717	4,866,130	46,320,217	2,289,597	9,812,126
Units redeemed	(50,658,351)	(6,415,258)	(44,557,537)	(2,568,856)	(33,341,616)
Ending units	369,894,103	29,237,797	23,879,398	10,534,931	124,402,677

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,039,333)	$(3,329,981)	$(38,207,291)	$(13,674,965)	$(885,983)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,997,017	9,394,240	8,726,092	12,454,871	7,908
Net change in unrealized appreciation (depreciation) on investments	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)	409,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,069,224)	(40,510,245)	29,361,507	(26,262,019)	(468,424)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,320,710	9,563,069	38,797	13,966,771	—
Annuity payments	(97,026)	(31,039)	(407,536)	(287,375)	(11,530)
Surrenders, withdrawals and death benefits	(9,456,960)	(15,507,156)	(131,107,027)	(70,045,836)	(17,948,461)
Net transfers between other subaccounts
or fixed rate option	(3,817,949)	14,769,571	5,899,276,562	553,488,284	79,155,818
Miscellaneous transactions	7,479	9,430	12,802	(153)	(1,966)
Other charges	(1,060,178)	(2,951,242)	(28,052,363)	(8,691,832)	(4,522)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,103,924)	5,852,633	5,739,761,235	488,429,859	61,189,339

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,173,148)	(34,657,612)	5,769,122,742	462,167,840	60,720,915

NET ASSETS
Beginning of period	147,956,365	269,588,810	1,250,379,115	723,371,148	8,872,345
End of period	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988	$69,593,260

Beginning units	11,482,988	18,217,927	91,942,817	56,851,935	754,700
Units issued	1,623,662	3,596,876	655,344,571	61,012,417	6,789,881
Units redeemed	(2,543,910)	(3,343,161)	(175,692,008)	(21,044,397)	(1,336,733)
Ending units	10,562,740	18,471,642	571,595,380	96,819,955	6,207,848

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,147,646)	$(3,539,756)	$(5,079,231)	$(63,319,323)	$(39,134,450)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,505,692	6,955,024	25,831,603	160,997,783	108,185,383
Net change in unrealized appreciation (depreciation) on investments	(6,772,400)	(39,132,175)	(69,454,659)	(483,314,575)	(291,057,097)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,414,354)	(35,716,907)	(48,702,287)	(385,636,115)	(222,006,164)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,548,387	1,834,167	9,755,940	108,941,638	120,378,452
Annuity payments	(25,051)	—	(193,944)	(700,212)	(571,247)
Surrenders, withdrawals and death benefits	(5,715,385)	(13,924,925)	(23,329,497)	(233,221,998)	(142,017,584)
Net transfers between other subaccounts
or fixed rate option	(11,509,368)	(19,101,381)	(30,620,990)	(402,659,927)	(220,307,446)
Miscellaneous transactions	(89)	(1,159)	107	14,491	2,824
Other charges	(667,597)	(2,211,851)	(3,038,277)	(48,323,590)	(28,485,644)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,369,103)	(33,405,149)	(47,426,661)	(575,949,598)	(271,000,645)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,783,457)	(69,122,056)	(96,128,948)	(961,585,713)	(493,006,809)

NET ASSETS
Beginning of period	78,498,432	240,318,736	354,793,516	4,362,026,591	2,577,928,786
End of period	$57,714,975	$171,196,680	$258,664,568	$3,400,440,878	$2,084,921,977

Beginning units	4,913,350	21,865,500	15,520,221	304,321,037	164,997,779
Units issued	482,803	3,874,196	1,528,331	9,268,665	10,772,366
Units redeemed	(1,532,182)	(7,341,192)	(3,580,765)	(51,583,490)	(28,680,398)
Ending units	3,863,971	18,398,504	13,467,787	262,006,212	147,089,747

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(33,887,284)	$(5,362)	$(550)	$(10,050)	$(22,996)
Capital gains distributions received	—	24,965	110,586	—	104,350
Net realized gain (loss) on shares redeemed	85,175,300	36,986	(31,935)	111,513	156,037
Net change in unrealized appreciation (depreciation) on investments	(239,261,307)	(53,419)	(184,499)	(198,839)	(169,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(187,973,291)	3,170	(106,398)	(97,376)	67,500

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,892,237	—	—	6,687	3,600
Annuity payments	(596,801)	—	—	—	—
Surrenders, withdrawals and death benefits	(120,073,639)	(34,027)	(48,013)	(84,720)	(212,700)
Net transfers between other subaccounts
or fixed rate option	(318,166,018)	(54,015)	(213,495)	(354,999)	(304,267)
Miscellaneous transactions	914	—	(3)	7	202
Other charges	(26,131,860)	(2,915)	(5,960)	(8,169)	(13,546)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(392,075,167)	(90,957)	(267,471)	(441,194)	(526,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(580,048,458)	(87,787)	(373,869)	(538,570)	(459,211)

NET ASSETS
Beginning of period	2,355,804,300	519,960	778,998	1,251,528	1,872,043
End of period	$1,775,755,842	$432,173	$405,129	$712,958	$1,412,832

Beginning units	176,871,835	19,232	38,135	86,950	76,049
Units issued	7,815,769	4,469	8,981	10,012	9,483
Units redeemed	(38,196,171)	(7,501)	(23,847)	(38,687)	(29,757)
Ending units	146,491,433	16,200	23,269	58,275	55,775

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,091)	$(9,018)	$(5,133)	$1,642	$(7,876)
Capital gains distributions received	—	53,503	56,680	24,860	54,485
Net realized gain (loss) on shares redeemed	60,658	1,350	4,175	(4,538)	24,668
Net change in unrealized appreciation (depreciation) on investments	(128,124)	(124,879)	(113,800)	(37,778)	(103,901)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(74,557)	(79,044)	(58,078)	(15,814)	(32,624)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,806	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,970)	(51,502)	(13,414)	(13,901)	(21,811)
Net transfers between other subaccounts
or fixed rate option	(225,585)	(21,615)	(63,027)	(44,917)	(169,581)
Miscellaneous transactions	—	—	—	(2)	1
Other charges	(5,157)	(5,187)	(2,920)	(1,946)	(5,471)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(261,906)	(78,304)	(79,361)	(60,766)	(196,862)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(336,463)	(157,348)	(137,439)	(76,580)	(229,486)

NET ASSETS
Beginning of period	809,242	645,325	470,276	251,258	809,194
End of period	$472,779	$487,977	$332,837	$174,678	$579,708

Beginning units	38,141	31,590	24,601	17,211	34,934
Units issued	3,278	4,922	1,606	2,852	3,563
Units redeemed	(14,357)	(8,903)	(5,955)	(7,620)	(11,653)
Ending units	27,062	27,609	20,252	12,443	26,844

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,011)	$4,329	$5,595	$(14,983)	$(4,724)
Capital gains distributions received	30,799	—	17,422	46,243	—
Net realized gain (loss) on shares redeemed	9,075	(8,601)	10,990	62,905	36,239
Net change in unrealized appreciation (depreciation) on investments	(94,964)	(11,374)	(28,154)	(119,773)	(128,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,101)	(15,646)	5,853	(25,608)	(96,501)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	3,600	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,345)	(18,632)	(79,225)	(62,158)	(56,658)
Net transfers between other subaccounts
or fixed rate option	32,723	(25,179)	(85,657)	(62,968)	(37,213)
Miscellaneous transactions	—	—	—	(2)	(2)
Other charges	(2,996)	(844)	(4,459)	(7,563)	(6,535)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,618)	(44,655)	(165,741)	(132,691)	(100,408)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,719)	(60,301)	(159,888)	(158,299)	(196,909)

NET ASSETS
Beginning of period	354,388	124,325	574,517	1,024,783	880,891
End of period	$291,669	$64,024	$414,629	$866,484	$683,982

Beginning units	17,004	9,446	34,751	49,439	55,706
Units issued	7,491	3,307	5,231	5,106	2,379
Units redeemed	(7,775)	(6,865)	(15,049)	(11,285)	(9,033)
Ending units	16,720	5,888	24,933	43,260	49,052

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,644,546)	$(203,536)	$(1,174,326)	$26,027	$(14,801)
Capital gains distributions received	—	—	—	58,766	88,654
Net realized gain (loss) on shares redeemed	22,696,338	69,564	393,518	(17,738)	67,642
Net change in unrealized appreciation (depreciation) on investments	(26,482,190)	(29,840)	(370,179)	(106,508)	(129,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,430,398)	(163,812)	(1,150,987)	(39,453)	12,279

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,044,896	—	—	—	—
Annuity payments	(34,215)	—	(24,562)	(12,452)	—
Surrenders, withdrawals and death benefits	(16,413,135)	(989,660)	(5,410,692)	(63,762)	(166,852)
Net transfers between other subaccounts
or fixed rate option	(4,396,484)	2,383,833	4,512,937	(6,788)	(65,838)
Miscellaneous transactions	(6,182)	(63)	(194)	(166)	8
Other charges	(2,127,237)	(3,738)	(35,404)	(673)	(2,741)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,932,357)	1,390,372	(957,915)	(83,841)	(235,423)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,362,755)	1,226,560	(2,108,902)	(123,294)	(223,144)

NET ASSETS
Beginning of period	230,077,993	9,007,882	49,025,694	279,735	928,160
End of period	$213,715,238	$10,234,442	$46,916,792	$156,441	$705,016

Beginning units	9,566,333	754,695	4,013,063	14,521	229,819
Units issued	2,290,759	329,904	752,573	65	1,159
Units redeemed	(2,642,421)	(210,740)	(826,544)	(4,636)	(53,655)
Ending units	9,214,671	873,859	3,939,092	9,950	177,323

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,411)	$(704,015)	$(15,546,238)	$(30,292,449)	$(19,060)
Capital gains distributions received	39,079	—	—	—	135,465
Net realized gain (loss) on shares redeemed	21,438	208,719	30,804,328	63,170,466	69,100
Net change in unrealized appreciation (depreciation) on investments	(46,605)	(407,738)	(105,889,483)	(163,505,600)	(296,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,501	(903,034)	(90,631,393)	(130,627,583)	(111,248)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	142,830,872	121,369,504	—
Annuity payments	—	—	—	(2,642,515)	—
Surrenders, withdrawals and death benefits	(14,781)	(4,374,618)	(95,044,432)	(116,493,048)	(167,950)
Net transfers between other subaccounts
or fixed rate option	(25,957)	(3,741,862)	8,255,120	(142,413,491)	(9,707)
Miscellaneous transactions	8	265	28,389	4,465	—
Other charges	(523)	(29,135)	(2,318,692)	(20,401,977)	(2,063)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,253)	(8,145,350)	53,751,257	(160,577,062)	(179,720)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,752)	(9,048,384)	(36,880,136)	(291,204,645)	(290,968)

NET ASSETS
Beginning of period	403,137	36,142,333	1,103,531,760	1,972,631,961	1,570,611
End of period	$368,385	$27,093,949	$1,066,651,624	$1,681,427,316	$1,279,643

Beginning units	18,280	3,124,606	74,247,266	156,449,299	73,402
Units issued	880	454,996	10,104,518	10,507,088	1,791
Units redeemed	(2,409)	(1,166,556)	(6,576,484)	(24,073,637)	(9,771)
Ending units	16,751	2,413,046	77,775,300	142,882,750	65,422

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,992,594)	$(169,816)	$(9,455,697)	$(63,538)	$(2,347,873)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,965,607	81,907	19,693,821	52,763	6,144,288
Net change in unrealized appreciation (depreciation) on investments	(5,414,596)	(30,008)	(71,966,653)	(546,425)	(22,461,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,441,583)	(117,917)	(61,728,529)	(557,200)	(18,664,593)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,034,075	—	44,354,571	1,230,670	7,496,535
Annuity payments	(27,811)	—	(225,786)	—	—
Surrenders, withdrawals and death benefits	(23,116,637)	(1,546,719)	(33,084,853)	(510,975)	(10,018,559)
Net transfers between other subaccounts
or fixed rate option	22,071,322	4,689,638	(58,950,201)	(490,583)	(5,133,308)
Miscellaneous transactions	(1,167)	(458)	(4,616)	19	(115)
Other charges	(3,155,748)	(4,752)	(7,680,485)	(26,829)	(1,381,996)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,804,034	3,137,709	(55,591,370)	202,302	(9,037,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	362,451	3,019,792	(117,319,899)	(354,898)	(27,702,036)

NET ASSETS
Beginning of period	294,891,715	7,147,019	628,915,046	7,173,146	166,417,991
End of period	$295,254,166	$10,166,811	$511,595,147	$6,818,248	$138,715,955

Beginning units	26,114,211	709,309	44,909,145	660,627	9,129,599
Units issued	6,064,021	693,522	4,889,300	236,859	1,878,424
Units redeemed	(5,466,588)	(365,891)	(9,345,822)	(221,240)	(2,415,637)
Ending units	26,711,644	1,036,940	40,452,623	676,246	8,592,386

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(369,976)	$(260,145)	$(2,063,338)	$(173,349,193)	$(177,118)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(179,084)	520,766	7,645,022	1,313,675	968,833
Net change in unrealized appreciation (depreciation) on investments	270,675	(6,214,134)	(13,935,432)	(500,469,219)	(2,576,652)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(278,385)	(5,953,513)	(8,353,748)	(672,504,737)	(1,784,937)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,408,872	4,947,265	2,274,149,944	2,399,469
Annuity payments	—	—	(6,404)	(790,951)	—
Surrenders, withdrawals and death benefits	(4,499,959)	(1,731,894)	(8,788,918)	(532,514,685)	(1,061,748)
Net transfers between other subaccounts
or fixed rate option	9,454,557	79,642	(11,499,113)	22,517,445	459,628
Miscellaneous transactions	(22)	7,381	(1,743)	(36,078)	1,272
Other charges	(5,957)	(111,469)	(1,161,807)	(1,211,855)	(73,325)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,948,619	2,652,532	(16,510,720)	1,762,113,820	1,725,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,670,234	(3,300,981)	(24,864,468)	1,089,609,083	(59,641)

NET ASSETS
Beginning of period	15,782,425	27,289,970	142,434,560	8,715,463,039	17,609,476
End of period	$20,452,659	$23,988,989	$117,570,092	$9,805,072,122	$17,549,835

Beginning units	1,613,958	2,206,091	8,768,798	775,115,905	1,066,271
Units issued	2,152,932	745,870	1,546,500	170,762,531	325,882
Units redeemed	(1,600,060)	(546,061)	(2,595,558)	(4,230,981)	(231,165)
Ending units	2,166,830	2,405,900	7,719,740	941,647,455	1,160,988

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(125,442)	$(401,795)	$(23,001,857)	$(199,028)	$(348,152)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,344	12,914	15,948,874	318,990	604,790
Net change in unrealized appreciation (depreciation) on investments	(1,561,126)	668,276	(171,117,283)	(3,410,358)	(4,710,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,237,224)	279,395	(178,170,266)	(3,290,396)	(4,453,419)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,851,650	—	653,027,974	4,413,703	7,429,317
Annuity payments	—	—	(16,053)	—	—
Surrenders, withdrawals and death benefits	(882,206)	(3,313,394)	(43,217,898)	(1,351,264)	(2,303,822)
Net transfers between other subaccounts
or fixed rate option	322,911	28,651,534	(215,817,003)	1,278,721	848,210
Miscellaneous transactions	(271)	(5)	29,807	(376)	736
Other charges	(57,131)	(4,157)	(20,849,053)	(182,435)	(315,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,234,953	25,333,978	373,157,774	4,158,349	5,658,450

TOTAL INCREASE (DECREASE) IN NET ASSETS	997,729	25,613,373	194,987,508	867,953	1,205,031

NET ASSETS
Beginning of period	12,959,602	5,080,781	1,294,637,535	28,427,192	51,709,291
End of period	$13,957,331	$30,694,154	$1,489,625,043	$29,295,145	$52,914,322

Beginning units	758,443	456,931	99,563,649	2,311,969	4,009,782
Units issued	248,643	3,690,209	57,112,636	565,405	753,461
Units redeemed	(124,468)	(1,320,437)	(31,008,728)	(229,019)	(316,789)
Ending units	882,618	2,826,703	125,667,557	2,648,355	4,446,454

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(455,651)	$(120,570)	$(191,967)	$(204,002)	$(13,526)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,363,398	67,745	418,855	116,730	(29,632)
Net change in unrealized appreciation (depreciation) on investments	(6,302,316)	(1,166,880)	(4,638,315)	(363,821)	(95,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,394,569)	(1,219,705)	(4,411,427)	(451,093)	(138,721)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,521,829	1,641,414	6,952,718	7,194,038	246,458
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,373,435)	(700,091)	(835,416)	(3,070,066)	(66,281)
Net transfers between other subaccounts
or fixed rate option	(1,843,828)	1,712,929	44,931	38,090	25,863
Miscellaneous transactions	614	176	(241)	(209)	—
Other charges	(421,690)	(118,957)	(175,286)	(198,342)	(12,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,883,490	2,535,471	5,986,706	3,963,511	193,287

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,511,079)	1,315,766	1,575,279	3,512,418	54,566

NET ASSETS
Beginning of period	71,845,558	17,710,004	29,106,640	29,511,411	2,366,288
End of period	$70,334,479	$19,025,770	$30,681,919	$33,023,829	$2,420,854

Beginning units	5,558,213	1,742,753	2,236,025	2,831,694	233,518
Units issued	1,000,873	423,674	652,409	958,889	85,275
Units redeemed	(698,545)	(176,088)	(190,734)	(574,675)	(64,730)
Ending units	5,860,541	1,990,339	2,697,700	3,215,908	254,063
The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(33,630)	$(30,031)	$(4,952,980)	$(1,824,177)	$(20,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	50,689	(2,784)	2,290,608	(1,380,827)	3,257
Net change in unrealized appreciation (depreciation) on investments	(558,756)	(15,909)	(28,810,965)	756,845	15,479
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(541,697)	(48,724)	(31,473,337)	(2,448,159)	(1,564)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,561,169	1,061,926	114,108,587	—	838,118
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(185,612)	(1,690,860)	(6,612,464)	(20,876,160)	(113,314)
Net transfers between other subaccounts
or fixed rate option	(214,469)	1,137,506	(47,958,581)	17,106,312	173,663
Miscellaneous transactions	79	133	4,089	24	(66)
Other charges	(30,643)	(27,341)	(4,679,932)	(38,747)	(19,033)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,130,524	481,364	54,861,699	(3,808,571)	879,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	588,827	432,640	23,388,362	(6,256,730)	877,804

NET ASSETS
Beginning of period	5,087,040	4,716,502	297,699,165	80,946,319	2,972,639
End of period	$5,675,867	$5,149,142	$321,087,527	$74,689,589	$3,850,443

Beginning units	431,093	498,240	25,240,844	8,158,465	278,107
Units issued	152,327	321,469	10,964,499	5,687,737	120,915
Units redeemed	(54,272)	(271,106)	(6,795,968)	(6,063,201)	(37,967)
Ending units	529,148	548,603	29,409,375	7,783,001	361,055

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,039)	$(10,562)	$(10,344)	$(20,986)	$(13,507)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,352	(3,138)	7,331	44,567	(1,641)
Net change in unrealized appreciation (depreciation) on investments	(2,939)	(5,915)	60,168	(336,110)	(131,258)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(10,626)	(19,615)	57,155	(312,529)	(146,406)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	436,319	741,335	455,861	1,499,965	652,438
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(28,395)	(115,836)	(79,542)	(141,758)	(44,978)
Net transfers between other subaccounts
or fixed rate option	(6,074)	259,445	134,624	(149,344)	638,103
Miscellaneous transactions	14	12	109	29	(6)
Other charges	(8,292)	(9,625)	(9,750)	(18,553)	(12,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	393,572	875,331	501,302	1,190,339	1,233,549

TOTAL INCREASE (DECREASE) IN NET ASSETS	382,946	855,716	558,457	877,810	1,087,143

NET ASSETS
Beginning of period	1,226,849	1,305,704	1,544,980	3,008,234	1,828,916
End of period	$1,609,795	$2,161,420	$2,103,437	$3,886,044	$2,916,059

Beginning units	116,503	143,741	147,412	271,371	199,251
Units issued	49,938	143,574	73,206	149,641	152,311
Units redeemed	(12,119)	(46,252)	(25,484)	(42,843)	(11,165)
Ending units	154,322	241,063	195,134	378,169	340,397

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(44,000)	$(45,953)	$(27,719)	$(84,653)	$129,023
Capital gains distributions received	—	—	—	—	1,866,522
Net realized gain (loss) on shares redeemed	14,736	4,665	22,937	187,659	108,277
Net change in unrealized appreciation (depreciation) on investments	(1,258,800)	(266,276)	(350,521)	(871,960)	(5,595,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,288,064)	(307,564)	(355,303)	(768,954)	(3,491,327)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,867,261	2,427,899	1,373,239	2,339,235	9,016,455
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(224,783)	(183,541)	(105,423)	(445,783)	(1,237,803)
Net transfers between other subaccounts
or fixed rate option	(547,262)	404,653	324,564	176,178	608,028
Miscellaneous transactions	(308)	(175)	(110)	(368)	(142)
Other charges	(38,931)	(43,608)	(26,836)	(78,485)	(225,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,055,977	2,605,228	1,565,434	1,990,777	8,160,757

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,087)	2,297,664	1,210,131	1,221,823	4,669,430

NET ASSETS
Beginning of period	6,792,158	6,028,189	3,632,633	13,032,100	34,766,175
End of period	$6,560,071	$8,325,853	$4,842,764	$14,253,923	$39,435,605

Beginning units	583,227	608,538	319,062	1,096,903	2,990,540
Units issued	201,563	329,097	162,703	316,674	927,517
Units redeemed	(116,139)	(62,748)	(25,678)	(144,662)	(225,263)
Ending units	668,651	874,887	456,087	1,268,915	3,692,794

The accompanying notes are an integral part of these financial statements.
A 84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/2/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(81,498)	$(2,071,916)	$(90,513)	$(487,633)	$(20,856)
Capital gains distributions received	24,469	—	—	—	—
Net realized gain (loss) on shares redeemed	22,891	(1,758,122)	230,478	(63,598)	7,189
Net change in unrealized appreciation (depreciation) on investments	(722,525)	1,130,024	(1,560,614)	904,901	87,625
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(756,663)	(2,700,014)	(1,420,649)	353,670	73,958

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,513,346	—	8,736	—	—
Annuity payments	—	—	(29,660)	—	—
Surrenders, withdrawals and death benefits	(582,954)	(14,929,916)	(519,235)	(3,391,266)	(231,195)
Net transfers between other subaccounts
or fixed rate option	2,635,300	16,336,615	140,525	27,549,664	3,166,541
Miscellaneous transactions	35	(236)	(3)	(90)	(26)
Other charges	(77,913)	(46,093)	(26,824)	(8,078)	(133)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,487,814	1,360,370	(426,461)	24,150,230	2,935,187

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,731,151	(1,339,644)	(1,847,110)	24,503,900	3,009,145

NET ASSETS
Beginning of period	9,257,075	87,630,525	7,380,531	2,218,951	—
End of period	$13,988,226	$86,290,881	$5,533,421	$26,722,851	$3,009,145

Beginning units	790,486	8,867,501	546,577	222,276	—
Units issued	685,962	6,408,084	79,002	5,063,302	455,445
Units redeemed	(212,111)	(6,226,000)	(119,084)	(2,497,789)	(142,448)
Ending units	1,264,337	9,049,585	506,495	2,787,789	312,997

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNT
AST American Funds Growth Allocation Portfolio
4/30/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(1,223,265)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	(17,222,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(21,189,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	311,166,536
Annuity payments	—
Surrenders, withdrawals and death benefits	(641,380)
Net transfers between other subaccounts
or fixed rate option	(13,979,179)
Miscellaneous transactions	(16,212)
Other charges	(867,106)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	295,662,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	274,473,102

NET ASSETS
Beginning of period	—
End of period	$274,473,102

Beginning units	—
Units issued	32,189,087
Units redeemed	(3,198,996)
Ending units	28,990,091

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 86

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2019

Note 1:	General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity B, L, X Series

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio
Prudential Global Portfolio	(Service Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio*
T. Rowe Price Equity Income Portfolio	AST Cohen & Steers Realty Portfolio
(Equity Income Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio
Janus Henderson VIT Research Portfolio	AST High Yield Portfolio
(Institutional Shares)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Overseas Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
(Institutional Shares)	AST Small-Cap Value Portfolio

A 87

Note 1:	General (continued)

AST Mid-Cap Growth Portfolio (formerly AST Goldman	AST Bond Portfolio 2020
Sachs Mid-Cap Growth Portfolio)	AST Bond Portfolio 2021
AST Hotchkis & Wiley Large-Cap Value Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST MFS Growth Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Bond Portfolio 2022
AST BlackRock Low Duration Bond Portfolio	AST Quantitative Modeling Portfolio
AST QMA US Equity Alpha Portfolio	AST BlackRock Global Strategies Portfolio
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST T. Rowe Price Asset Allocation Portfolio	AST Prudential Core Bond Portfolio
AST MFS Global Equity Portfolio	AST Bond Portfolio 2023
AST J.P. Morgan International Equity Portfolio	AST MFS Growth Allocation Portfolio (formerly AST
AST Templeton Global Bond Portfolio	New Discovery Asset Allocation Portfolio)
AST Wellington Management Hedged Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Capital Growth Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Balanced Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Prudential Growth Allocation Portfolio	AST AQR Large-Cap Portfolio
AST Advanced Strategies Portfolio	AST QMA Large-Cap Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Bond Portfolio 2025
AST Government Money Market Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio	AST Goldman Sachs Global Growth Allocation
AST BlackRock/Loomis Sayles Bond Portfolio	Portfolio
AST International Value Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST International Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Investment Grade Bond Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2019**	AST Managed Equity Portfolio
AST Cohen & Steers Global Realty Portfolio	AST Managed Fixed Income Portfolio
(formerly AST Global Real Estate Portfolio)	AST FQ Absolute Return Currency Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST PIMCO Dynamic Bond Portfolio
AST AllianzGI World Trends Portfolio	AST Legg Mason Diversified Growth Portfolio
(formerly AST RCM World Trends Portfolio)	AST Bond Portfolio 2026
AST J.P. Morgan Global Thematic Portfolio	AST AB Global Bond Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Goldman Sachs Global Income Portfolio
ProFund VP Consumer Services	AST Morgan Stanley Multi-Asset Portfolio**
ProFund VP Consumer Goods	AST Wellington Management Global Bond Portfolio
ProFund VP Financials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Health Care	AST Wellington Management Real Total Return
ProFund VP Industrials	Portfolio**
ProFund VP Mid-Cap Growth	AST QMA International Core Equity Portfolio
ProFund VP Mid-Cap Value	AST Managed Alternatives Portfolio
ProFund VP Real Estate	AST Emerging Managers Diversified Portfolio**
ProFund VP Small-Cap Growth	AST Columbia Adaptive Risk Allocation Portfolio*
ProFund VP Small-Cap Value	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Telecommunications	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Utilities	(Class 2)
ProFund VP Large-Cap Growth	AST Bond Portfolio 2027
ProFund VP Large-Cap Value	NVIT Emerging Markets Fund (Class D)
AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2028

A 88

Note 1:	General (continued)

AST Bond Portfolio 2029	AST T. Rowe Price Corporate Bond Portfolio
AST American Funds Growth Allocation Portfolio	AST PIMCO Corporate Bond Portfolio
AST Bond Portfolio 2030	AST Prudential Corporate Bond Portfolio
AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock Corporate Bond Portfolio
AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
AST Western Asset Corporate Bond Portfolio

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount liquidated during the period ended December 31, 2019.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2019 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 25, 2019	AST Columbia Adaptive Risk Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A 89

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$17,422,035	$24,513,030
Prudential Diversified Bond Portfolio	1,844,158	17,878,425
Prudential Equity Portfolio (Class I)	707,971	23,365,931
Prudential Flexible Managed Portfolio	47,295	1,279,923
Prudential Conservative Balanced Portfolio	32,170	1,937,622
Prudential Value Portfolio (Class I)	1,247,902	28,962,612
Prudential High Yield Bond Portfolio	1,876,452	19,103,230
Prudential Natural Resources Portfolio (Class I)	37,562	384,113
Prudential Stock Index Portfolio	49,821,795	49,380,792
Prudential Global Portfolio	662,306	6,887,561
Prudential Jennison Portfolio (Class I)	1,331,053	42,918,925
Prudential Small Capitalization Stock Portfolio	8,785,191	9,202,901
T. Rowe Price International Stock Portfolio	153,556	1,942,666
T. Rowe Price Equity Income Portfolio (Equity Income Class)	132,427	8,576,602
Invesco V.I. Core Equity Fund (Series I)	118,718	9,234,564
Janus Henderson VIT Research Portfolio (Institutional Shares)	390,439	8,483,059
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	41,831	6,584,461
MFS® Research Series (Initial Class)	381,730	3,248,966
MFS® Growth Series (Initial Class)	862,417	9,568,026

A 90

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
American Century VP Value Fund (Class I)	$427,292	$2,896,131
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	351,416	3,801,995
Prudential Jennison 20/20 Focus Portfolio (Class I)	157,402	5,623,425
Davis Value Portfolio	185,577	3,371,482
AB VPS Large Cap Growth Portfolio (Class B)	722,229	2,023,343
Prudential SP Small Cap Value Portfolio (Class I)	1,231,627	9,847,616
Janus Henderson VIT Research Portfolio (Service Shares)	69,263	1,499,551
SP Prudential U.S. Emerging Growth Portfolio (Class I)	842,204	16,142,200
Prudential SP International Growth Portfolio (Class I)	597,281	4,297,892
AST Goldman Sachs Large-Cap Value Portfolio	26,407,982	593,552,422
AST Cohen & Steers Realty Portfolio	48,232,559	57,225,505
AST J.P. Morgan Strategic Opportunities Portfolio	198,937,799	216,112,527
AST T. Rowe Price Large-Cap Value Portfolio	650,251,357	125,375,525
AST High Yield Portfolio	61,884,420	50,860,712
AST Small-Cap Growth Opportunities Portfolio	41,264,660	48,205,189
AST WEDGE Capital Mid-Cap Value Portfolio	24,258,158	22,335,266
AST Small-Cap Value Portfolio	32,768,441	31,272,123
AST Mid-Cap Growth Portfolio	109,898,960	150,127,734
AST Hotchkis & Wiley Large-Cap Value Portfolio	63,725,063	87,122,926
AST Loomis Sayles Large-Cap Growth Portfolio	73,106,529	108,925,605
AST MFS Growth Portfolio	63,352,768	64,479,214
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	83,827,914	73,622,453
AST BlackRock Low Duration Bond Portfolio	73,305,755	54,209,530
AST QMA US Equity Alpha Portfolio	58,158,999	70,685,047
AST T. Rowe Price Natural Resources Portfolio	71,345,585	47,052,121
AST T. Rowe Price Asset Allocation Portfolio	988,760,957	1,508,919,514
AST MFS Global Equity Portfolio	77,063,768	103,918,509
AST J.P. Morgan International Equity Portfolio	52,760,152	59,573,688
AST Templeton Global Bond Portfolio	39,669,585	30,766,451
AST Wellington Management Hedged Equity Portfolio	149,288,871	170,196,714
AST Capital Growth Asset Allocation Portfolio	1,262,918,589	1,405,666,489
AST Academic Strategies Asset Allocation Portfolio	618,770,464	486,259,073
AST Balanced Asset Allocation Portfolio	774,000,248	1,072,621,189
AST Preservation Asset Allocation Portfolio	602,418,897	752,600,393
AST Fidelity Institutional AM℠ Quantitative Portfolio	345,810,992	472,521,045
AST Prudential Growth Allocation Portfolio	2,020,333,195	2,057,995,406
AST Advanced Strategies Portfolio	537,610,893	918,932,198
AST T. Rowe Price Large-Cap Growth Portfolio	195,380,401	219,021,663
AST Government Money Market Portfolio	418,107,898	409,385,711
AST Small-Cap Growth Portfolio	66,501,041	66,485,360
AST BlackRock/Loomis Sayles Bond Portfolio	339,257,771	329,288,679
AST International Value Portfolio	30,990,783	28,661,737
AST International Growth Portfolio	40,221,625	64,521,866
AST Investment Grade Bond Portfolio	1,294,523,175	7,167,756,470
AST Western Asset Core Plus Bond Portfolio	255,521,649	266,711,443
AST Bond Portfolio 2019	1,324,642	71,655,223
AST Cohen & Steers Global Realty Portfolio	20,333,141	20,161,008
AST Parametric Emerging Markets Equity Portfolio	65,437,576	50,720,984
AST Goldman Sachs Small-Cap Value Portfolio	73,424,326	69,582,290

A 91

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST AllianzGI World Trends Portfolio	$406,614,165	$475,936,342
AST J.P. Morgan Global Thematic Portfolio	311,980,343	312,973,999
AST Goldman Sachs Multi-Asset Portfolio	335,702,204	263,928,261
ProFund VP Consumer Services	262,461	182,925
ProFund VP Consumer Goods	147,649	136,591
ProFund VP Financials	170,391	376,192
ProFund VP Health Care	514,615	492,569
ProFund VP Industrials	72,404	181,443
ProFund VP Mid-Cap Growth	102,444	118,191
ProFund VP Mid-Cap Value	248,178	65,259
ProFund VP Real Estate	175,540	67,761
ProFund VP Small-Cap Growth	92,994	237,545
ProFund VP Small-Cap Value	68,648	172,763
ProFund VP Telecommunications	29,886	24,870
ProFund VP Utilities	224,056	89,480
ProFund VP Large-Cap Growth	229,752	152,175
ProFund VP Large-Cap Value	161,908	134,323
AST Jennison Large-Cap Growth Portfolio	63,860,020	67,500,509
AST Bond Portfolio 2020	48,933,808	14,072,483
AST Bond Portfolio 2021	26,880,417	40,753,369
Wells Fargo VT International Equity Fund (Class 1)	3,408	26,764
Wells Fargo VT Omega Growth Fund (Class 1)	3,541	263,423
Wells Fargo VT Small Cap Growth Fund (Class 1)	39,134	78,632
AST Bond Portfolio 2022	3,121,008	10,828,770
AST Quantitative Modeling Portfolio	239,448,534	270,493,765
AST BlackRock Global Strategies Portfolio	138,264,442	178,713,941
Wells Fargo VT Opportunity Fund (Class 1)	2,529	318,675
AST Prudential Core Bond Portfolio	121,212,135	85,817,534
AST Bond Portfolio 2023	1,609,033	6,354,422
AST MFS Growth Allocation Portfolio	164,148,376	55,528,752
AST Western Asset Emerging Markets Debt Portfolio	2,077,853	1,732,832
AST MFS Large-Cap Value Portfolio	66,467,843	43,970,063
AST Bond Portfolio 2024	3,501,473	20,260,696
AST AQR Emerging Markets Equity Portfolio	6,789,567	4,141,705
AST ClearBridge Dividend Growth Portfolio	55,335,957	37,659,668
AST Multi-Sector Fixed Income Portfolio	2,443,346,247	76,759,307
AST AQR Large-Cap Portfolio	4,948,879	3,950,598
AST QMA Large-Cap Portfolio	3,852,642	2,676,017
AST Bond Portfolio 2025	6,268,324	29,493,662
AST T. Rowe Price Growth Opportunities Portfolio	798,220,861	47,444,533
AST Goldman Sachs Global Growth Allocation Portfolio	5,937,210	2,881,409
AST T. Rowe Price Diversified Real Growth Portfolio	24,699,816	7,589,114
AST Prudential Flexible Multi-Strategy Portfolio	8,810,064	9,740,313
AST Franklin Templeton K2 Global Absolute Return Portfolio	2,818,982	3,396,285
AST Managed Equity Portfolio	6,663,458	4,256,798
AST Managed Fixed Income Portfolio	6,477,953	4,627,579
AST FQ Absolute Return Currency Portfolio	447,336	569,967
AST Jennison Global Infrastructure Portfolio	1,150,240	757,267
AST PIMCO Dynamic Bond Portfolio	4,963,863	1,585,239

A 92

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Legg Mason Diversified Growth Portfolio	$126,547,986	$16,711,814
AST Bond Portfolio 2026	23,053,670	64,499,319
AST AB Global Bond Portfolio	1,693,802	538,868
AST Goldman Sachs Global Income Portfolio	940,314	156,783
AST Morgan Stanley Multi-Asset Portfolio	601,171	2,774,290
AST Wellington Management Global Bond Portfolio	1,507,431	428,137
AST Neuberger Berman Long/Short Portfolio	1,118,303	490,466
AST Wellington Management Real Total Return Portfolio	225,415	3,252,148
AST QMA International Core Equity Portfolio	1,907,013	796,553
AST Managed Alternatives Portfolio	1,288,453	748,599
AST Emerging Managers Diversified Portfolio	350,610	5,694,113
AST Columbia Adaptive Risk Allocation Portfolio	239,096	15,008,541
Blackrock Global Allocation V.I. Fund (Class III)	8,037,633	3,529,087
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	5,462,740	1,808,996
AST Bond Portfolio 2027	20,707,658	79,508,964
NVIT Emerging Markets Fund (Class D)	222,301	996,053
AST Bond Portfolio 2028	19,888,732	39,065,749
AST Bond Portfolio 2029	23,273,459	7,778,140
AST American Funds Growth Allocation Portfolio	517,112,804	1,443,503
AST Bond Portfolio 2030	39,307,460	28,860,940
AST BlackRock 80/20 Target Allocation ETF Portfolio	159,614,803	494,173
AST BlackRock 60/40 Target Allocation ETF Portfolio	122,288,196	2,311,172
AST Western Asset Corporate Bond Portfolio	278,523	227
AST T. Rowe Price Corporate Bond Portfolio	278,523	227
AST PIMCO Corporate Bond Portfolio	261,023	206
AST Prudential Corporate Bond Portfolio	639,951	661
AST BlackRock Corporate Bond Portfolio	278,523	227
AST Dimensional Global Core Allocation Portfolio	1,091,594	483

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor

A 93

Note 6:	Related Party Transactions (continued)

of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%		1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%		1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92	to	$9.83	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%		1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.05	to	$2.50	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%

	Prudential Equity Portfolio (Class I)
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%		1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%		1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80	to	$3.11	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%

	Prudential Flexible Managed Portfolio
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%		1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%		1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76	to	$2.76	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%

	Prudential Conservative Balanced Portfolio
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%		1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%		1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55	to	$2.55	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%

	Prudential Value Portfolio (Class I)
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%		1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%		1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.82	to	$3.66	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%

	Prudential High Yield Bond Portfolio
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%		1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%		1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00	to	$14.05	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%		1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%		1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35	to	$4.35	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%

	Prudential Stock Index Portfolio
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%		0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%		0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41	to	$3.26	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.18	to	$2.59	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%

	Prudential Jennison Portfolio (Class I)
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.32	to	$3.87	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%

	Prudential Small Capitalization Stock Portfolio
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32	to	$5.08	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%

	T. Rowe Price International Stock Portfolio
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15	to	$1.59	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91	to	$3.00	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.32	to	$2.53	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.26	to	$2.65	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65	to	$3.01	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%

	MFS® Research Series (Initial Class)
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.62	to	$2.65	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56	to	$2.95	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%

	American Century VP Value Fund (Class I)
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51	to	$3.07	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.54	to	$2.69	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40	to	$2.58	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%

	Davis Value Portfolio
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53	to	$1.61	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.09	to	$1.14	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$2.00	to	$2.69	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.04	to	$2.34	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68	to	$3.78	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84	to	$2.10	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%

	AST Goldman Sachs Large-Cap Value Portfolio (merged April 26, 2019)
December 31, 2019	—	$12.72	to	$24.15	$—	0.00%	0.55%	to	3.25%	13.70%	to	14.70%
December 31, 2018	30,514	$11.10	to	$21.15	$492,414	0.00%	0.55%	to	3.25%	-11.52%	to	-9.03%
December 31, 2017	36,026	$12.25	to	$23.57	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25	to	$21.90	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.18	to	$20.01	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50	to	$28.98	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.01	to	$14.68	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.28	to	$18.53	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%

	AST High Yield Portfolio
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.48	to	$15.77	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01	to	$23.97	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	4,833	$10.22	to	$29.48	$101,715	0.00%	0.35%	to	3.25%	1.67%	to	18.49%
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.63	to	$23.70	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%

	AST Small-Cap Value Portfolio
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99	to	$22.35	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Mid-Cap Growth Portfolio
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83	to	$23.25	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70	to	$21.09	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.74	to	$25.11	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%

	AST MFS Growth Portfolio
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.53	to	$22.66	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.69	to	$26.40	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.89	to	$11.97	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	9,514	$10.81	to	$38.35	$265,594	0.00%	0.35%	to	3.25%	8.35%	to	23.78%
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38	to	$25.83	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56	to	$11.28	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49	to	$17.30	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Global Equity Portfolio
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.03	to	$20.75	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49	to	$15.10	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%

	AST Templeton Global Bond Portfolio
December 31, 2019	17,621	$8.46	to	$12.61	$178,859	0.00%	0.35%	to	3.25%	-2.27%	to	1.05%
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.75	to	$11.96	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53	to	$17.66	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.14	to	$18.22	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35	to	$14.76	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.68	to	$16.87	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.89	to	$14.76	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	219,308	$11.10	to	$20.32	$3,452,244	0.00%	0.35%	to	3.25%	10.98%	to	19.34%
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.85	to	$16.33	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.71	to	$17.35	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%

	AST Advanced Strategies Portfolio
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%	0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.56	to	$17.85	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%	0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50	to	$26.86	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%

	AST Government Money Market Portfolio
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%	0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.25	to	$9.97	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%

	AST Small-Cap Growth Portfolio
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%	0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63	to	$25.10	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%	0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.61	to	$14.00	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%

	AST International Value Portfolio
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%	0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.89	to	$14.88	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%

	AST International Growth Portfolio
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%	0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.48	to	$16.47	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%

	AST Investment Grade Bond Portfolio
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%	0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94	to	$16.04	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%	0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94	to	$12.91	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%

	AST Bond Portfolio 2019 (liquidated December 31, 2019)
December 31, 2019	—	$10.03	to	$13.92	$—	0.00%	1.15%	to	3.25%	-1.89%	to	0.24%
December 31, 2018	6,208	$10.22	to	$13.91	$69,593	0.00%	1.15%	to	3.25%	-2.72%	to	-0.60%
December 31, 2017	755	$10.51	to	$14.01	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.78	to	$14.08	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.98	to	$14.06	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%	0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.05	to	$21.36	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.91	to	$12.06	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.84	to	$23.77	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%

	AST AllianzGI World Trends Portfolio
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.73	to	$15.22	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43	to	$17.18	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	154,762	$10.87	to	$17.27	$2,145,046	0.00%	0.35%	to	3.25%	8.59%	to	15.38%
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54	to	$14.64	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%

	ProFund VP Consumer Services
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.15	to	$23.38	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Goods
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25	to	$18.93	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%

	ProFund VP Financials
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.02	to	$15.81	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%

	ProFund VP Health Care
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43	to	$22.70	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%

	ProFund VP Industrials
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.70	to	$17.94	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%

	ProFund VP Mid-Cap Growth
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52	to	$17.84	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%

	ProFund VP Mid-Cap Value
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95	to	$16.27	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%

	ProFund VP Real Estate
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.52	to	$17.45	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%

	ProFund VP Small-Cap Growth
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17	to	$21.93	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%

	ProFund VP Small-Cap Value
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.65	to	$16.12	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Telecommunications
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.37	to	$16.20	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%

	ProFund VP Utilities
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.30	to	$16.60	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%

	ProFund VP Large-Cap Growth
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.91	to	$19.11	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%

	ProFund VP Large-Cap Value
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94	to	$16.31	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.68	to	$20.77	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%

	AST Bond Portfolio 2020
December 31, 2019	3,874	$10.44	to	$13.13	$46,049	0.00%	1.15%	to	3.25%	0.14%	to	2.31%
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23	to	$12.88	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%

	AST Bond Portfolio 2021
December 31, 2019	2,778	$11.29	to	$13.45	$35,107	0.00%	1.75%	to	3.25%	1.65%	to	3.26%
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82	to	$13.39	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99	to	$15.82	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.21	to	$3.18	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.65	to	$17.05	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%

	AST Bond Portfolio 2022
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17	to	$12.44	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%

	AST Quantitative Modeling Portfolio
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11	to	$12.96	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.03	to	$11.40	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.22	to	$16.54	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%

	AST Prudential Core Bond Portfolio
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.74	to	$10.92	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%

	AST Bond Portfolio 2023
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.64	to	$10.45	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%

	AST MFS Growth Allocation Portfolio
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40	to	$12.63	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65	to	$9.95	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Large-Cap Value Portfolio
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18	to	$14.82	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%

	AST Bond Portfolio 2024
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.51	to	$10.14	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	2,679	$10.66	to	$14.01	$31,138	0.00%	0.35%	to	1.95%	6.12%	to	17.16%
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92	to	$9.88	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36	to	$12.76	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86	to	$10.10	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%

	AST AQR Large-Cap Portfolio
December 31, 2019	1,244	$10.72	to	$19.88	$22,672	0.00%	0.48%	to	2.95%	7.58%	to	21.90%
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.32	to	$13.35	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%

	AST QMA Large-Cap Portfolio
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.44	to	$13.62	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%

	AST Bond Portfolio 2025
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.99	to	$11.47	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43	to	$10.72	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio
December 31, 2019	2,948	$10.51	to	$13.46	$38,504	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.05	to	$10.12	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.07	to	$10.28	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.96	to	$10.49	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%

	AST Franklin Templeton K2 Global Absolute Return Portfolio
December 31, 2019	1,931	$9.95	to	$10.67	$19,518	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26	to	$9.95	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%

	AST Managed Equity Portfolio
December 31, 2019	2,925	$10.69	to	$14.92	$41,307	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.04	to	$10.09	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%

	AST Managed Fixed Income Portfolio
December 31, 2019	3,408	$10.12	to	$11.15	$37,798	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77	to	$9.84	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%

	AST FQ Absolute Return Currency Portfolio
December 31, 2019	243	$9.03	to	$9.99	$2,224	0.00%	0.48%	to	0.86%	-4.03%	to	0.50%
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08	to	$10.07	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%

	AST Jennison Global Infrastructure Portfolio
December 31, 2019	571	$10.55	to	$14.84	$7,700	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26	to	$9.33	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%

	AST PIMCO Dynamic Bond Portfolio
December 31, 2019	902	$9.72	to	$10.38	$8,875	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44	to	$9.86	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Legg Mason Diversified Growth Portfolio
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.66	to	$9.81	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79	to	$10.00	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2019	473	$10.03	to	$11.40	$5,294	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92	to	$10.05	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2019	229	$10.05	to	$11.42	$2,559	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.99	to	$10.11	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$8.95	to	$9.04	$—	0.00%	0.55%	to	0.86%	0.17%	to	0.32%
December 31, 2018	241	$8.93	to	$9.02	$2,161	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	144	$9.05	to	$9.14	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.11	to	$9.21	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.43	to	$9.54	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2019	295	$9.96	to	$11.50	$3,344	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95	to	$10.10	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2019	438	$10.21	to	$12.06	$5,168	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.54	to	$9.84	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$8.77	to	$9.37	$—	0.00%	0.55%	to	0.86%	3.35%	to	3.51%
December 31, 2018	340	$8.48	to	$9.06	$2,916	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	199	$9.06	to	$9.70	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.99	to	$9.65	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.39	to	$9.74	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2019	779	$10.59	to	$12.70	$8,847	0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30	to	$9.95	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

A 108

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2019	934	$9.88	to	$10.28	$9,310	0.00%	0.35%	to	0.86%	1.35%	to	4.69%
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.65	to	$9.79	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$11.61	to	$11.97	$—	0.00%	0.55%	to	0.86%	10.27%	to	10.44%
December 31, 2018	456	$10.52	to	$10.84	$4,843	0.00%	0.55%	to	0.86%	-7.24%	to	-6.95%
December 31, 2017	319	$11.32	to	$11.68	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.97	to	$10.61	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.70	to	$10.01	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015) (merged January 25, 2019)
December 31, 2019	—	$11.56	to	$11.86	$—	0.00%	0.55%	to	0.86%	3.55%	to	3.57%
December 31, 2018	1,269	$11.16	to	$11.45	$14,254	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	1,097	$11.82	to	$12.13	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46	to	$10.74	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.61	to	$9.87	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2019	4,130	$10.52	to	$12.87	$51,164	1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.96	to	$9.97	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2019	1,594	$10.29	to	$12.74	$19,837	3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.98	to	$9.99	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2019	3,296	$9.89	to	$10.78	$34,237	0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2019	451	$13.03	to	$13.30	$5,937	2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506	$10.84	to	$11.00	$5,533	0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547	$13.44	to	$13.55	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.72	to	$9.74	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2019	887	$10.12	to	$10.75	$9,329	0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788	$9.37	to	$9.78	$26,723	0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222	$9.89	to	$10.10	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2019	1,766	$10.34	to	$10.80	$18,741	0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 109

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2019	78,975	$11.24	to	$11.57	$902,733	0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2019	920	$11.07	to	$11.31	$10,321	0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2019	14,124	$11.27	to	$12.29	$172,194	0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2019	10,889	$11.17	to	$11.86	$128,249	0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.08	to	$10.08	$280	0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST PIMCO Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 110

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019)
December 31, 2019	107	$10.30	to	$10.31	$1,099	0.00%	0.85%	to	1.45%	3.02%	to	3.10%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

A 111

Note 8:	Charges and Expenses (continued)

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor Variable Annuity	0.25%	1.30%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

A 112

Note 8:	Charges and Expenses (continued)

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A 113

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	ProFund VP Financials (1)
Prudential Diversified Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Small-Cap Growth (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Small-Cap Value (1)
Prudential Stock Index Portfolio (1)	ProFund VP Telecommunications (1)
Prudential Global Portfolio (1)	ProFund VP Utilities (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Large-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Large-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2020 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Bond Portfolio 2021 (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
MFS® Research Series (Initial Class) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2022 (1)
American Century VP Value Fund (Class I) (1)	AST Quantitative Modeling Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1)
Davis Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Bond Portfolio 2023 (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST MFS Growth Allocation Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST MFS Large-Cap Value Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Bond Portfolio 2024 (1)
AST Goldman Sachs Large-Cap Value Portfolio (2)	AST AQR Emerging Markets Equity Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST High Yield Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2025 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Growth Portfolio (1)	AST Managed Equity Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)

A 114

AST T. Rowe Price Natural Resources Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Bond Portfolio 2026 (1)
AST J.P. Morgan International Equity Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (3)
AST Capital Growth Asset Allocation Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Wellington Management Real Total Return Portfolio (3)
AST Preservation Asset Allocation Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Emerging Managers Diversified Portfolio (3)
AST Advanced Strategies Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (4)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Government Money Market Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Small-Cap Growth Portfolio (1)	AST Bond Portfolio 2027 (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
AST International Value Portfolio (1)	AST Bond Portfolio 2028 (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2029 (5)
AST Investment Grade Bond Portfolio (1)	AST American Funds Growth Allocation Portfolio (6)
AST Western Asset Core Plus Bond Portfolio (1)	AST Bond Portfolio 2030 (7)
AST Bond Portfolio 2019 (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (8)
AST Cohen & Steers Global Realty Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (8)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Western Asset Corporate Bond Portfolio (9)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST T. Rowe Price Corporate Bond Portfolio (9)
AST AllianzGI World Trends Portfolio (1)	AST PIMCO Corporate Bond Portfolio (9)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Prudential Corporate Bond Portfolio (9)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST BlackRock Corporate Bond Portfolio (9)
ProFund VP Consumer Services (1)	AST Dimensional Global Core Allocation Portfolio (10)
ProFund VP Consumer Goods (1)
(1) Statement of net assets as of December 31,2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018

(3) Statement of net assets as of June 28, 2019 (date of liquidation), statement of operations for the period January 1, 2019 to June 28, 2019 and statement of changes in net assets for the period January 1, 2019 to June 28, 2019 and for the year ended December 31, 2018

(4) Statement of net assets as of January 25, 2019 (date of merger), statement of operations for the period January 1, 2019 to January 25, 2019 and statement of changes in net assets for the period January 1, 2019 to January 25, 2019 and for the year ended December 31, 2018

(5) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period January 2, 2018 (commencement of operations) to December 31, 2018

(6) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period April 30, 2018 (commencement of operations) to December 31, 2018

(7) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 2, 2019 (commencement of operations) to December 31, 2019
(8) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 28, 2019 (commencement of operations) to December 31, 2019
(9) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period August 19, 2019 (commencement of operations) to December 31, 2019
(10) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period November 18, 2019 (commencement of operations) to December 31, 2019

A 115

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 3, 2020

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 116

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2019 – $5,283,266; 2018 – $5,244,903)	$5,681,970	$5,199,595
Fixed maturities, trading, at fair value (amortized cost: 2019 – $59,995; 2018 – $44,759)	59,964	41,627
Equity securities, at fair value (cost: 2019 – $6,360; 2018 – $31,824)	10,494	36,922
Policy loans	1,314,064	1,236,077
Commercial mortgage and other loans	1,239,885	1,209,150
Other invested assets (includes $87,456 and $120,717 measured at fair value at December 31, 2019 and 2018, respectively)	429,558	377,429
Total investments	8,735,935	8,100,800
Cash and cash equivalents	563,199	416,840
Deferred policy acquisition costs	1,855,698	1,613,922
Accrued investment income	89,448	88,278
Reinsurance recoverables	40,710,159	34,682,127
Receivables from parent and affiliates	271,981	289,580
Income taxes receivable	102,652	46,102
Other assets	441,543	365,219
Separate account assets	138,387,772	119,077,916
TOTAL ASSETS	$191,158,387	$164,680,784
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$25,258,673	$19,476,394
Policyholders’ account balances	22,878,823	22,059,692
Cash collateral for loaned securities	7,529	11,063
Short-term debt to affiliates	2,845	0
Payables to parent and affiliates	216,842	229,345
Other liabilities	1,390,876	1,093,143
Separate account liabilities	138,387,772	119,077,916
Total liabilities	188,143,360	161,947,553
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,153,632	1,146,592
Retained earnings	1,577,453	1,612,435
Accumulated other comprehensive income (loss)	281,442	(28,296)
Total equity	3,015,027	2,733,231
TOTAL LIABILITIES AND EQUITY	$191,158,387	$164,680,784
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018, and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$28,544	$50,808	$54,706
Policy charges and fee income	544,156	533,327	275,693
Net investment income	393,797	325,287	352,410
Asset administration fees	16,056	14,368	17,593
Other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,655)	(3,710)	(8,374)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	(379)	0	995
Other realized investment gains (losses), net	(107,715)	(163,568)	(72,807)
Total realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
TOTAL REVENUES	949,364	829,476	687,965
BENEFITS AND EXPENSES
Policyholders’ benefits	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Amortization of deferred policy acquisition costs	113,318	135,826	95,007
General, administrative and other expenses	336,959	314,371	271,533
TOTAL BENEFITS AND EXPENSES	790,580	771,689	516,515
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	158,784	57,787	171,450
Income tax expense (benefit)	(59,132)	(52,641)	(156,828)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	217,916	110,428	328,278
Equity in earnings of operating joint venture, net of taxes	(917)	(1,790)	(485)
NET INCOME (LOSS)	$216,999	$108,638	$327,793
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	9,572	(17,745)	259
Net unrealized investment gains (losses)	381,447	(259,981)	137,484
Total	391,019	(277,726)	137,743
Less: Income tax expense (benefit) related to other comprehensive income (loss)	81,281	(55,174)	43,372
Other comprehensive income (loss), net of taxes	309,738	(222,552)	94,371
Comprehensive income (loss)	$526,737	$(113,914)	$422,164
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	2,500	1,141,092	1,526,310	165,346	2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	—
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	2,500	1,146,592	1,612,435	(28,296)	2,733,231
Cumulative effect of adoption of accounting changes (1)			(1,981)		(1,981)
Contributed capital		5,900			5,900
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,140	0		1,140
Comprehensive income:
Net income (loss)			216,999		216,999
Other comprehensive income (loss), net of tax				309,738	309,738
Total comprehensive income (loss)					526,737
Balance, December 31, 2019	$2,500	$1,153,632	$1,577,453	$281,442	$3,015,027
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$216,999	$108,638	$327,793
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(126,300)	(116,675)	(142,781)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Realized investment (gains) losses, net	116,749	167,278	80,186
Amortization and other non-cash items	(81,847)	(43,259)	(65,536)
Change in:
Future policy benefits	2,538,263	1,843,825	1,920,440
Reinsurance recoverables	(2,739,573)	(1,832,092)	(2,046,215)
Accrued investment income	(1,170)	(5,937)	(3,692)
Net payables to/receivables from parent and affiliates	(7,175)	18,457	43,913
Deferred policy acquisition costs	(338,455)	(211,059)	(183,884)
Income taxes	(138,706)	(28,950)	(76,330)
Derivatives, net	143,004	(44,585)	55,104
Other, net	(22,573)	(4,487)	26,443
Cash flows from (used in) operating activities	(253,555)	23,147	103,832
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	948,693	561,340	1,062,236
Fixed maturities, trading	0	0	214
Equity securities	29,532	6,008	510
Policy loans	162,744	153,124	143,655
Ceded policy loans	(11,953)	(15,131)	(15,188)
Short-term investments	51,117	13,404	72,725
Commercial mortgage and other loans	144,512	64,261	254,635
Other invested assets	18,599	19,527	31,192
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(940,605)	(875,672)	(1,315,508)
Fixed maturities, trading	(15,235)	(6,481)	(15,019)
Equity securities	(110)	(5,039)	(5,000)
Policy loans	(196,508)	(179,968)	(123,645)
Ceded policy loans	19,790	17,036	18,942
Short-term investments	(51,113)	(13,430)	(37,407)
Commercial mortgage and other loans	(171,762)	(199,847)	(180,929)
Other invested assets	(84,762)	(70,902)	(32,275)
Notes receivable from parent and affiliates, net	15,980	(2,464)	5,731
Derivatives, net	(4,056)	639	(17,569)
Other, net	(6,342)	(2,880)	(152,576)
Cash flows from (used in) investing activities	(91,479)	(536,475)	(305,276)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,407,620	5,093,239	4,540,655
Ceded policyholders’ account deposits	(3,537,492)	(3,230,005)	(3,083,049)
Policyholders’ account withdrawals	(3,568,340)	(3,135,714)	(2,682,445)
Ceded policyholders’ account withdrawals	2,431,701	2,022,519	1,692,756
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(3,534)	(22,106)	(110,710)
Dividend to parent	(250,000)	0	(250,000)

Contributed Capital	0	0	148,500
Contributed (distributed) capital - parent/child asset transfers	1,443	0	2,354
Net change in financing arrangements (maturities 90 days or less)	2,845	0	0
Drafts outstanding	7,150	(10,334)	59,795
Cash flows from (used in) financing activities	491,393	717,599	317,856
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	146,359	204,271	116,412
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	416,840	212,569	96,157
CASH AND CASH EQUIVALENTS, END OF YEAR	$563,199	$416,840	$212,569
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$79,574	$(23,684)	$(45,538)
Interest paid	$3,204	$3,099	$2,179

Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019 and 2018.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with index-linked features of certain universal life products; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Out of Period Adjustments
During the third quarter of 2019, the Company recorded an out of period adjustment which increased “Realized investment gains
(losses), net” by $13 million, with a corresponding increase to “Interest credited to policyholders’ account balances”, which had related impacts resulting in a decrease of $5 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended September 30, 2019. This adjustment relates to a refinement to the embedded derivative reserve methodology used for the indexed universal life product that should have been recorded during second quarter of 2019.
During the second quarter of 2019, the Company recorded an out of period adjustment resulting in a net increase of $11 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended June 30, 2019. This adjustment relates to investment income from equity method investments that should have been recorded during first quarter of 2019. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $7.9 million, a reduction to AOCI of $1.5 million, and an increase to equity of $6.4 million upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of indexed universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Consolidated Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk (“NPR”), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments -Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$83,622	$2,846	$0	$86,468	$0
Obligations of U.S. states and their political subdivisions	458,152	39,675	0	497,827	0
Foreign government bonds	196,034	26,793	1	222,826	0
U.S. public corporate securities	1,914,503	229,071	2,247	2,141,327	0
U.S. private corporate securities	886,281	44,497	1,006	929,772	0
Foreign public corporate securities	256,843	22,158	385	278,616	0
Foreign private corporate securities	939,603	38,426	19,551	958,478	0
Asset-backed securities(1)	119,602	800	466	119,936	(7)
Commercial mortgage-backed securities	367,848	15,231	163	382,916	0
Residential mortgage-backed securities(2)	60,778	3,050	24	63,804	(131)
Total fixed maturities, available-for-sale	$5,283,266	$422,547	$23,843	$5,681,970	$(138)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. public corporate securities	1,739,860	46,166	54,401	1,731,625	0
U.S. private corporate securities	890,748	11,181	18,591	883,338	0
Foreign public corporate securities	270,428	3,746	12,151	262,023	0
Foreign private corporate securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	2,152	1	400	0	2,552	1
U.S. public corporate securities	81,622	984	19,206	1,263	100,828	2,247
U.S. private corporate securities	33,264	780	22,143	226	55,407	1,006
Foreign public corporate securities	3,839	23	9,379	362	13,218	385
Foreign private corporate securities	32,800	921	186,693	18,630	219,493	19,551
Asset-backed securities	32,361	243	55,461	223	87,822	466
Commercial mortgage-backed securities	22,153	163	0	0	22,153	163
Residential mortgage-backed securities	3,049	16	692	8	3,741	24
Total fixed maturities, available-for-sale	$211,240	$3,131	$293,974	$20,712	$505,214	$23,843

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. public corporate securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. private corporate securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign public corporate securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign private corporate securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $16.0 million and $121.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $7.8 million and $20.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $20.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$139,614	$140,916
Due after one year through five years	688,411	697,057
Due after five years through ten years	1,073,731	1,115,368
Due after ten years	2,833,282	3,161,973
Asset-backed securities	119,602	119,936
Commercial mortgage-backed securities	367,848	382,916
Residential mortgage-backed securities	60,778	63,804
Total fixed maturities, available-for-sale	$5,283,266	$5,681,970
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$633,787	$234,617	$569,151
Proceeds from maturities/prepayments	314,906	326,664	492,944
Gross investment gains from sales and maturities	59,557	1,370	44,458
Gross investment losses from sales and maturities	(3,785)	(11,000)	(9,956)
OTTI recognized in earnings(2)	(9,034)	(3,710)	(7,379)

(1)	Includes $0.0 million, $(0.1) million and $(0.1) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$1,291	$4,374
New credit loss impairments	3,022	0
Increases due to the passage of time on previously recorded credit losses	32	539
Reductions for securities which matured, paid down, prepaid or were sold during the period	(679)	(2,000)
Reductions for securities impaired to fair value during the period(1)	(3,040)	(1,136)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(152)	(486)
Balance in OCI, end of period	$474	$1,291

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(1.0) million and $(2.8) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million during the year ended December 31, 2017.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$355,175	28.6%	$362,811	29.9%
Hospitality	31,449	2.5	16,083	1.3
Industrial	299,803	24.1	263,999	21.8
Office	205,498	16.6	187,450	15.5
Other	136,841	11.0	131,961	10.9
Retail	190,690	15.4	193,473	16.0
Total commercial mortgage loans	1,219,456	98.2	1,155,777	95.4
Agricultural property loans	22,197	1.8	55,438	4.6
Total commercial mortgage and agricultural property loans by property type	1,241,653	100.0%	1,211,215	100.0%
Allowance for credit losses	(1,768)		(2,065)
Total commercial mortgage and other loans	$1,239,885		$1,209,150

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (19%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (9%), Mexico (2%), and Australia (2%).
The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
Addition to (release of) allowance for credit losses	(283)	(14)	(297)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$1,743	$25	$1,768

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,743	25	1,768
Total ending balance(1)	$1,743	$25	$1,768
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,219,456	22,197	1,241,653
Total ending balance(1)	$1,219,456	$22,197	$1,241,653

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$676,517	$18,418	$1,912	$696,847
60%-69.99%	354,828	12,799	0	367,627
70%-79.99%	149,448	27,506	0	176,954
80% or greater	0	225	0	225
Total commercial mortgage and agricultural property loans	$1,180,793	$58,948	$1,912	$1,241,653

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,219,456	$0	$0	$0	$1,219,456	$0
Agricultural property loans	22,197	0	0	0	22,197	0
Total	$1,241,653	$0	$0	$0	$1,241,653	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
For the years ended December 31, 2019 and 2018, there were $0 million and $3 million of commercial mortgage and other loans acquired, other than those through direct origination, respectively. For the years ended December 31, 2019 and 2018, there were $5 million and $0 million of commercial mortgage and other loans sold, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Company's investment in separate accounts	$46,573	$40,126
LPs/LLCs:
Equity method:
Private equity	189,095	149,164
Hedge funds	64,002	57,171
Real estate-related	42,432	10,251
Subtotal equity method	295,529	216,586
Fair value:
Private equity	62,639	60,118
Hedge funds	562	762
Real estate-related	11,707	9,024
Subtotal fair value	74,908	69,904
Total LPs/LLCs	370,437	286,490
Derivative instruments	12,548	50,813
Total other invested assets	$429,558	$377,429

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2019	2018
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$26,017,399	$3,946,992
Total liabilities(2)	$164,080	$65,903
Partners’ capital	25,853,319	3,881,089
Total liabilities and partners’ capital	$26,017,399	$3,946,992
Total liabilities and partners’ capital included above	$325,677	$269,775
Equity in LP/LLC interests not included above	114,505	83,029
Carrying value	$440,182	$352,804

(1)
Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.

(2)	Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party-borrowed funds and other miscellaneous liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$819,904	$128,356	$319,414
Total expenses(2)	(200,666)	(39,040)	(31,680)
Net earnings (losses)	$619,238	$89,316	$287,734
Equity in net earnings (losses) included above	$24,971	$(2,470)	$12,439
Equity in net earnings (losses) of LP/LLC interests not included above	5,077	(1,452)	5,191
Total equity in net earnings (losses)	$30,048	$(3,922)	$17,630

(1)
Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.

(2)
Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$235,456	$220,942	$230,060
Fixed maturities, trading	1,374	1,105	834
Equity securities, at fair value	856	885	884
Commercial mortgage and other loans	57,886	49,577	52,127
Policy loans	68,485	66,305	63,884
Short-term investments and cash equivalents	9,266	2,382	1,090
Other invested assets	38,577	2,256	23,518
Gross investment income	411,900	343,452	372,397
Less: investment expenses	(18,103)	(18,165)	(19,987)
Net investment income	$393,797	$325,287	$352,410

The carrying value of non-income producing assets included $8.4 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$46,738	$(13,340)	$27,123
Equity securities(2)	0	0	(125)
Commercial mortgage and other loans	297	(271)	(337)
LPs/LLCs	(3,400)	849	(221)
Derivatives	(160,368)	(154,208)	(106,625)
Short-term investments and cash equivalents	(16)	(308)	(1)
Realized investment gains (losses), net	$(116,749)	$(167,278)	$(80,186)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income.”

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,568	$(689)	$1,609
Fixed maturity securities, available-for-sale—all other	397,136	(44,619)	279,749
Equity securities, available-for-sale(1)	0	0	2,368
Derivatives designated as cash flow hedges(2)	26,126	22,122	(17,678)
Affiliated notes	4,715	810	4,782
Other investments	(4,365)	5,055	3,588
Net unrealized gains (losses) on investments	$425,180	$(17,321)	$274,418

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income.”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$8,169	$0	$8,169
U.S. public corporate securities	5,048	0	5,048	628	0	628
Foreign public corporate securities	2,481	0	2,481	2,266	0	2,266
Total cash collateral for loaned securities(1)	$7,529	$0	$7,529	$11,063	$0	$11,063

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$7,292	$10,836
Total securities pledged	$7,292	$10,836
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$7,529	$11,063
Total liabilities supported by the pledged collateral	$7,529	$11,063
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, the fair value of this collateral was $0 million and $143 million, respectively, none of which had either been sold or repledged.
As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $3.8 million and $3.7 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and index-linked universal life) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to certain of these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$3,615	$0	$(50)	$0	$0	$0
Foreign Currency Swaps	773,933	36,551	(12,471)	719,476	38,333	(16,638)
Total Derivatives Designated as Hedge Accounting Instruments	$777,548	$36,551	$(12,521)	$719,476	$38,333	$(16,638)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$569,925	$33,256	$(4,490)	$246,925	$15,665	$(3,174)
Foreign Currency
Foreign Currency Forwards	21,580	0	(518)	23,043	277	(20)
Credit
Credit Default Swaps	0	0	0	756	0	(9)
Currency/Interest Rate
Foreign Currency Swaps	151,792	7,563	(1,892)	98,363	6,303	(2,109)
Equity
Equity Options	2,680,048	174,398	(78,381)	1,981,693	17,312	(4,912)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$3,423,345	$215,217	$(85,281)	$2,350,780	$39,557	$(10,224)
Total Derivatives (1)(2)	$4,200,893	$251,768	$(97,802)	$3,070,256	$77,890	$(26,862)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $8,530 million and $5,589 million as of December 31, 2019 and 2018, respectively included in "Future policy benefits" and $962 million and $13 million as of December 31, 2019 and 2018, respectively included in "Policyholders' account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $8,540 million and $5,600 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets” and “Other liabilities” on the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$251,765	$(239,220)	$12,545	$(12,545)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$251,765	$(239,220)	$12,545	$(12,545)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$97,802	$(97,802)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$97,802	$(97,802)	$0	$0	$0

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps and interest rate swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$0	$0	$0	$(50)
Currency/Interest Rate	425	9,007	(1,698)	4,081
Total cash flow hedges	425	9,007	(1,698)	4,031
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	18,609	0	0	0
Currency	20	0	0	0
Currency/Interest Rate	3,485	0	(5)	0
Credit	(1)	0	0	0
Equity	74,068	0	0	0
Embedded Derivatives	(256,974)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(160,793)	0	(5)	0
Total	$(160,368)	$9,007	$(1,703)	$4,031

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(997)	$6,819	$10,066	$39,801
Total cash flow hedges	(997)	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	6,395	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(153,211)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$1,061	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	1,061	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(8,306)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(107,686)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$40,931
Amount recorded in AOCI
Currency/Interest Rate	(59,712)
Total amount recorded in AOCI	(59,712)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,103
Total amount reclassified from AOCI to income	1,103
Balance, December 31, 2017	$(17,678)
Amount recorded in AOCI
Currency/Interest Rate	55,689
Total amount recorded in AOCI	55,689
Amount reclassified from AOCI to income
Currency/Interest Rate	(15,889)
Total amount reclassified from AOCI to income	(15,889)
Balance, December 31, 2018	$22,122
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	(27)
Amount recorded in AOCI
Interest Rate	(50)
Currency/Interest Rate	11,815
Total amount recorded in AOCI	11,765
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,734)
Total amount reclassified from AOCI to income	(7,734)
Balance, December 31, 2019	$26,126

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of $8 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2019 and 2018.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0 million and $1 million reported as of December 31, 2019 and 2018, respectively with a fair value of $0 million for both periods.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,797	$38,671	$0	$86,468
Obligations of U.S. states and their political subdivisions	0	497,827	0	0	497,827
Foreign government bonds	0	222,663	163	0	222,826
U.S. corporate public securities	0	2,141,324	3	0	2,141,327
U.S. corporate private securities	0	893,943	35,829	0	929,772
Foreign corporate public securities	0	278,435	181	0	278,616
Foreign corporate private securities	0	944,408	14,070	0	958,478
Asset-backed securities(2)	0	117,935	2,001	0	119,936
Commercial mortgage-backed securities	0	382,916	0	0	382,916
Residential mortgage-backed securities	0	63,804	0	0	63,804
Subtotal	0	5,591,052	90,918	0	5,681,970
Fixed maturities, trading	0	59,296	668	0	59,964
Equity securities	131	465	9,898	0	10,494
Short-term investments	0	0	0	0	0
Cash equivalents	0	547,642	0	0	547,642
Other invested assets(3)	0	251,764	4	(239,220)	12,548
Reinsurance recoverables	0	0	8,539,671	0	8,539,671
Receivables from parent and affiliates	0	119,431	3,135	0	122,566
Subtotal excluding separate account assets	131	6,569,650	8,644,294	(239,220)	14,974,855
Separate account assets(4)(5)	0	133,625,669	0	0	133,625,669
Total assets	$131	$140,195,319	$8,644,294	$(239,220)	$148,600,524
Future policy benefits(6)	$0	$0	$8,529,566	$0	$8,529,566
Policyholders' account balances	0	0	962,351	0	962,351
Payables to parent and affiliates	0	97,802	0	(97,802)	0
Total liabilities	$0	$97,802	$9,491,917	$(97,802)	$9,491,917

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

(1)	“Netting” amounts represent cash collateral of $141.4 million and $0.2 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $75 million and $70 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2019 and 2018, the fair value of such investments was $4,762 million and $4,130 million, respectively.

(6)
As of December 31, 2019, the net embedded derivative liability position of $8,530 million includes $611 million of embedded derivatives in an asset position and $9,141 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$27,816	Discounted cash flow	Discount rate	5.24%		17.47%		8.25%		Decrease
		Market Comparables	EBITDA multiples(3)	5.7	X	5.7	X	5.7	X	Increase
Reinsurance recoverables	$8,539,671	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,529,566	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$962,351	Discounted cash flow	Lapse rate(6)	1%		6%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Mortality rate(10)	0%		24%				Decrease
			Equity volatility curve	10%		23%				Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7%	20%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$5,588,840	Discounted cash flow	Lapse rate(6)	1%	13%		Decrease
			Spread over LIBOR(7)	0.36%	1.60%		Decrease
			Utilization rate(8)	50%	97%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities and available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization "EBITDA", and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$29,816	$0	$8,855	$0	$0	$0	$0	$0	$0	$38,671	$0
Foreign government	0	4	0	0	0	0	0	159	0	163	0
Corporate securities(4)	56,588	(5,229)	4,226	(81)	0	(18,884)	0	13,463	0	50,083	(8,467)
Structured securities(5)	6,556	1,322	0	(130)	0	(6,336)	0	77,660	(77,071)	2,001	0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	0	0	751	0	668	(83)
Equity securities	15,997	1,668	0	(7,767)	0	0	0	0	0	9,898	1,534
Other invested assets	4	0	0	0	0	0	0	0	0	4	0
Short-term investments	0	0	1,388	0	0	(1,388)	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,600,008	1,936,363	1,003,300	0	0	0	0	0	0	8,539,671	2,142,421
Receivables from parent and affiliates	9,261	190	0	0	0	(6,316)	0	0	0	3,135	0
Liabilities:
Future policy benefits	(5,588,840)	(1,945,323)	0	0	(995,403)	0	0	0	0	(8,529,566)	(2,151,380)
Policyholders' account balances(6)	(13,015)	(765,917)	0	0	(183,419)	0	0	0	0	(962,351)	(759,661)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(8,198)	$0	$3,615	$680	$(8,467)	$0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	(83)
Equity securities	0	1,668	0	0	0	1,534
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	1,936,363	0	0	0	2,142,421	0
Receivables from parent and affiliates	0	0	0	190	0	0
Liabilities:
Future policy benefits	(1,945,323)	0	0	0	(2,151,380)	0
Policyholders' account balances	(765,917)	0	0	0	(759,661)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances(6)	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities	1,707	0	(38)	0	0	2,345
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain asset and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,288,625	$1,288,625	$1,239,885
Policy loans	0	0	1,314,064	1,314,064	1,314,064
Cash and cash equivalents	15,557	0	0	15,557	15,557
Accrued investment income	0	89,448	0	89,448	89,448
Reinsurance recoverables	0	0	212,368	212,368	211,813
Receivables from parent and affiliates	0	149,415	0	149,415	149,415
Other assets	0	22,505	0	22,505	22,505
Total assets	$15,557	$261,368	$2,815,057	$3,091,982	$3,042,687
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,264,128	$277,782	$1,541,910	$1,541,355
Cash collateral for loaned securities	0	7,529	0	7,529	7,529
Short-term debt to affiliates	0	2,845	0	2,845	2,845
Payables to parent and affiliates	0	216,842	0	216,842	216,842
Other liabilities	0	387,109	0	387,109	387,109
Total liabilities	$0	$1,878,453	$277,782	$2,156,235	$2,155,680

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

(1)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$1,613,922	$1,376,211	$1,341,093
Capitalization of commissions, sales and issue expenses	451,773	346,885	278,892
Amortization-Impact of assumption and experience unlocking and true-ups	(34,619)	(54,772)	(16,140)
Amortization-All other	(78,699)	(81,054)	(78,867)
Change in unrealized investment gains and losses	(37,337)	26,652	(5,363)
Other(1)	(59,342)	0	(143,404)
Balance, end of year	$1,855,698	$1,613,922	$1,376,211

(1)
Represents ceded DAC upon reinsurance agreement with Prudential Arizona Reinsurance Term Company and Prudential Arizona Reinsurance Captive Company in 2019 and Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017. See Note 9 for additional information.

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Life insurance – domestic	$14,522,350	$11,831,419
Life insurance – Taiwan	1,493,716	1,408,598
Individual and group annuities and supplementary contracts	677,266	609,457
Other contract liabilities	8,565,341	5,626,920
Total future policy benefits	$25,258,673	$19,476,394

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with less than 0.4% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Interest-sensitive life contracts	$17,793,669	$17,167,713
Individual annuities	3,613,971	3,444,327
Guaranteed interest accounts	207,038	240,886
Other	1,264,145	1,206,766
Total policyholders’ account balances	$22,878,823	$22,059,692
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 1.9% to 4.6% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 4.1%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$101,413,706	N/A	$87,412,536	N/A
Net amount at risk	$23,061	N/A	$656,027	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$20,008,013	$111,734,329	$18,574,416	$97,055,710
Net amount at risk	$1,423,229	$2,214,835	$3,186,237	$4,510,250
Average attained age of contractholders	70 years	68 years	70 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2019	December 31, 2018

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,781,929	$3,301,084
General account value	$9,169,757	$8,224,464
Net amount at risk	$147,370,237	$144,225,578
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)
	(in thousands)
Equity funds	$67,526,437	$56,191,438
Bond funds	48,484,071	44,794,947
Money market funds	1,877,377	1,610,279
Total	$117,887,885	$102,596,664

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.5 billion at December 31, 2019 and $3.4 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	411,568	5,231,854	16,810	5,588,839	11,249,071
Incurred guarantee benefits(1)	52,717	1,473,762	2,266	2,940,727	4,469,472
Paid guarantee benefits	(25,992)	(110,642)	(2,209)	0	(138,843)
Change in unrealized investment gains and losses	22,208	805,259	240	0	827,707
Balance at December 31, 2019	$460,501	$7,400,233	$17,107	$8,529,566	$16,407,407

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2019 and 2018 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, Gibraltar Universal Life Reinsurance Company ("GUL Re") and Dryden Arizona Reinsurance Term Company (“DART”), its parent company Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$40,710,159	$34,682,127
Policy loans	(142,262)	(130,502)
Deferred policy acquisition costs	(6,989,618)	(7,267,847)
Deferred sales inducements	(515,968)	(562,052)
Other assets(1)	258,427	185,573
Policyholders’ account balances	4,934,544	5,004,112
Future policy benefits	4,209,817	3,376,048
Other liabilities(2)	884,641	621,856

(1)	Includes $0.0 million and $0.1 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.

(2)	Includes $43.1 million and $27.2 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
PAR U	$12,380,683	$11,444,032
PALAC	11,635,405	8,828,190
PURC	4,692,769	4,127,455
PARCC	2,627,595	2,527,690
GUL Re	2,292,638	2,017,810
PAR Term	1,825,594	1,678,745
Prudential Insurance	1,764,512	1,226,917
Prudential of Taiwan	1,499,685	1,414,669
Term Re	1,506,366	1,259,141
DART	327,235	119,946
Unaffiliated	157,677	37,532
Total reinsurance recoverables	$40,710,159	$34,682,127

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$1,882,584	$1,807,809	$1,720,896
Assumed(1)	206	230	194
Ceded(2)	(1,854,246)	(1,757,231)	(1,666,384)
Net premiums	28,544	50,808	54,706
Policy charges and fee income:
Direct	3,725,113	3,248,574	3,459,134
Assumed	519,265	497,751	473,573
Ceded(3)	(3,700,222)	(3,212,998)	(3,657,014)
Net policy charges and fee income	544,156	533,327	275,693
Net investment income:
Direct	398,762	330,058	356,291
Assumed	1,631	1,581	1,484
Ceded	(6,596)	(6,352)	(5,365)
Net investment income	393,797	325,287	352,410
Asset administration fees:
Direct	355,118	346,727	340,461
Assumed	0	0	0
Ceded	(339,062)	(332,359)	(322,868)
Net asset administration fees	16,056	14,368	17,593
Other income:
Direct	83,891	68,931	62,830
Assumed(4)	(293)	96	390
Ceded	(59)	(55)	(77)
Amortization of reinsurance income	21	3,992	4,606
Net other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Direct	(1,912,241)	769,114	478,117
Assumed	0	0	0
Ceded(5)	1,795,492	(936,392)	(558,303)
Realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
Policyholders’ benefits (including change in reserves):
Direct	3,352,159	2,647,574	2,436,537
Assumed(6)	885,542	599,589	584,909
Ceded(7)	(4,084,627)	(3,097,664)	(3,039,862)
Net policyholders’ benefits (including change in reserves)	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances:
Direct	470,551	499,458	350,262
Assumed	135,355	141,307	135,123
Ceded	(418,677)	(468,772)	(316,994)
Net interest credited to policyholders’ account balances	187,229	171,993	168,391
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,772,111)	(1,587,360)	(1,302,020)

(1)	Includes $0.2 million of unaffiliated activity for each of the years ended December 31, 2019, 2018 and 2017.

(2)	Includes $(0.6) million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	Includes $(34) million, $(20) million and $(8) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(4)	Includes $(0.3) million, $0.1 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(5)	Includes $44 million, $(34) million and $(20) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(6)	Includes $1.9 million, $0.0 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(7)	Includes $(30) million, $(10) million and $4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2019	2018	2017
	(in thousands)
Direct gross life insurance face amount in force	$993,850,732	$936,489,617	$882,333,743
Assumed gross life insurance face amount in force	39,877,183	40,811,929	41,782,959
Reinsurance ceded	(963,444,461)	(901,709,295)	(854,053,110)
Net life insurance face amount in force	$70,283,454	$75,592,251	$70,063,592
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principle-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance. This reinsurance agreement covers new and in force business and excludes business reinsured externally.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $476 million in premiums and $409 million in expenses ceded with the difference being deferred and subsequently amortized through income.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principle-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $150 million in premiums and $115 million in expenses ceded with the difference being deferred and subsequently amortized through income.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, this agreement has been recaptured for certain term life insurance policies which are now reinsured to PARCC and PAR Term as noted above.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in force business.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, excluding those policies that are subject to principle-based reserving.
Information regarding significant third-party reinsurance arrangements is described below.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2019, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$56,371	$36,739	$(52,502)
Total	56,371	36,739	(52,502)
Deferred tax expense (benefit):
U.S. Federal	(115,503)	(89,380)	(104,326)
Total	(115,503)	(89,380)	(104,326)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	(59,132)	(52,641)	(156,828)
Income tax expense (benefit) on equity in earnings of operating joint ventures (1)	(1,773)	648	0
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	81,281	(55,174)	43,372
Additional paid-in capital	0	0	824
Total income tax expense (benefit)	$20,376	$(107,167)	$(112,632)
(1) Prior period amounts have been updated to conform to current period presentation.
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are provided in the following table:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense	$33,345	$12,136	$60,007
Non-taxable investment income	(52,291)	(49,845)	(157,408)
Tax credits	(40,602)	(40,272)	(29,506)
Domestic production activities deduction, net	0	0	(10,447)
Changes in tax law	0	3,618	(20,165)
Settlements with taxing authorities	0	20,984	0
Other	416	738	691
Reported income tax expense (benefit)	$(59,132)	$(52,641)	$(156,828)
Effective tax rate	(37.2)%	(91.1)%	(91.5)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was (37.2)%, (91.1)% and (91.5)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR). In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company's 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $50 million of the total $52 million of 2019 non-taxable investment income, $47 million of the total $50 million of 2018 non-taxable investment income, and $155 million of the total $157 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$427,843	$245,488
Net unrealized loss on securities	0	8,283
Employee benefits	7,141	0
Other	1,969	1,897
Deferred tax assets	436,953	255,668
Deferred tax liabilities:
Deferred policy acquisition cost	67,431	55,030
Net unrealized gain on securities	83,801	0
Investments	142,028	95,294
Deferred tax liabilities	293,260	150,324
Net deferred tax asset (liability)	$143,693	$105,344

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $159 million, $58 million and $170 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2019	2018	2017
	(in thousands)
Balance at January 1,	$0	$30,196	$9,488
Increases in unrecognized tax benefits-prior years	0	0	12,373
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	8,335
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	(30,196)	0
Balance at December 31,	$0	$0	$30,196
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$30,196
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)
Change in OCI before reclassifications	9,572	435,919	445,491
Amounts reclassified from AOCI	0	(54,472)	(54,472)
Income tax benefit (expense)	(41)	(81,240)	(81,281)
Balance, December 31, 2019	$(7,917)	$289,359	$281,442

(1)	Includes cash flow hedges of $26 million, $22 million, and $(18) million as of December 31, 2019, 2018 and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,734	$15,889	$(1,103)
Net unrealized investment gains (losses) on available-for-sale securities(4)	46,738	(13,340)	28,101
Total net unrealized investment gains (losses)	54,472	2,549	26,998
Total reclassifications for the period	$54,472	$2,549	$26,998

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)
Net investment gains (losses) on investments arising during the period	2,112	0	0	(450)	1,662
Reclassification adjustment for (gains) losses included in net income	210	0	0	(45)	165
Reclassification adjustment for OTTI losses excluded from net income(1)	(65)	0	0	14	(51)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	316	0	(67)	249
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(355)	76	(279)
Balance, December 31, 2019	$1,568	$164	$(318)	$(664)	$750

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)
Net investment gains (losses) on investments arising during the period	494,861	0	0	(105,395)	389,466
Reclassification adjustment for (gains) losses included in net income	(54,682)	0	0	11,646	(43,036)
Reclassification adjustment for OTTI losses excluded from net income(1)	65	0	0	(14)	51
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	488,806	0	(104,105)	384,701
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(549,821)	117,100	(432,721)
Balance, December 31, 2019	$423,612	$423,063	$(481,816)	$(76,250)	$288,609

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $262 million, $192 million and $(503) million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,665 million and $1,461 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Also, if any dividend, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of 10% of statutory capital and surplus as of the preceding December 31 or its statutory net gain from operations excluding realized investment gains and losses for the twelve-month period ending on the preceding December 31, the dividend is considered to be an "extraordinary dividend" and requires the prior approval of the AZDOI. Based on these limitations, there is a capacity to pay a dividend of $21 million in 2020 without prior approval since the Company paid dividends to Prudential Insurance of $250 million in 2019, of which $146 million was paid from surplus and $104 million was considered an extraordinary dividend. The Company also paid dividends to Prudential Insurance of $0 million and $250 million in 2018 and 2017, respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $6 million, $6 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $20 million, $23 million and $26 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $24 million, $28 million and $28 million for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $9 million, $10 million and $10 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $747 million, $739 million and $633 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $116 million, $69 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Corporate-Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $4,339 million at December 31, 2019 and $3,631 million at December 31, 2018. Fees related to these COLI policies were $48 million, $45 million and $44 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $13 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $96 million and $88 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $9 million, a loss of $1 million and a gain of $8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $341 million, $333 million and $323 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $10 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$6,502
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	122,566	128,140
Total long-term notes receivable - affiliated(1)							$122,566	$134,642

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2019 and 2018, and is included in “Other assets”. Revenues related to these assets were $4 million, $5 million and $5 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$4,995	$5,000	$(4)	$0
PALAC	April 2019	Sale	Equity Securities	$14,525	$13,466	$0	$1,059
Term Re	September 2019	Sale	Fixed Maturities	$9,178	$8,135	$0	$1,043
PURC	September 2019	Sale	Fixed Maturities	$8,399	$7,455	$0	$944
PAR U	September 2019	Sale	Fixed Maturities	$31,466	$28,146	$0	$3,320
Prudential Insurance	September 2019	Sale	Fixed Maturities	$10,702	$9,254	$1,144	$0
PURC	December 2019	Sale	Equity Securities	$7,767	$6,002	$0	$1,765
Par Term	December 2019	Sale	Fixed Maturities	$27,330	$24,739	$0	$2,591
PURC	December 2019	Sale	Fixed Maturities	$93,830	$75,586	$0	$18,244
PURC	December 2019	Sale	Fixed Maturities	$78,884	$68,645	$0	$10,239
Prudential Insurance	December 2019	Purchase	Other Invested Assets	$9,000	$9,000	$0	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. Short-term debt outstanding was $2.8 million as of December 31, 2019. There was no debt outstanding as of December 31, 2018 and 2017.
The total interest expense to the Company related to loans payable to affiliates was $2.3 million, $0.7 million and $0.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
In December of 2019, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December of 2019, the Company paid a dividend in the amount of $250 million to Prudential Insurance. Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $26 million and $14 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $261 million and $257 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$222,412	$233,359	$273,205	$220,388
Total benefits and expenses	150,798	219,237	234,568	185,977
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	71,614	14,122	38,637	34,411
Net income (loss)	$87,788	$48,435	$43,373	$37,403
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, its parent company, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 1996.